UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 to June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO Variable Insurance Trust All Asset Portfolio Administrative Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Institutional Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Advisor Class

•	PIMCO Variable Insurance Trust All Asset Portfolio Class M

•	PIMCO Variable Insurance Trust CommodityRealReturn Portfolio Administrative Class

•	PIMCO Variable Insurance Trust CommodityRealReturn Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class

•	PIMCO Variable Insurance Trust Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Administrative Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Institutional Class

•	PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged) Advisor Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Administrative Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Institutional Class

•	PIMCO Variable Insurance Trust High Yield Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Long-Term U.S. Government Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Low Duration Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Money Market Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Money Market Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Real Return Portfolio Advisor Class

•	PIMCO Variable Insurance Trust RealEstateRealReturn Strategy Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Short-Term Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Short-Term Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Small Cap StocksPLUS® TR Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Small Cap StocksPLUS® TR Portfolio Advisor Class

•	PIMCO Variable Insurance Trust StocksPLUS® Growth and Income Portfolio Administrative Class

•	PIMCO Variable Insurance Trust StocksPLUS® Growth and Income Portfolio Institutional Class

•	PIMCO Variable Insurance Trust StocksPLUS® Total Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Administrative Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Institutional Class

•	PIMCO Variable Insurance Trust Total Return Portfolio Advisor Class

•	PIMCO Variable Insurance Trust Total Return Portfolio II Administrative Class

•	PIMCO Variable Insurance Trust Total Return Portfolio II Institutional Class

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds (“Underlying Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividends risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, small company risk, management risk, California state-specific risk, New York state-specific risk, tax risk, and subsidiary risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying Fund could not close out a position when it would be most advantageous to do so. An Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

PIMCO Funds Allocation‡

Floating Income Fund	19.7%
Real Return Asset Fund	14.9%
Developing Local Markets Fund	12.4%
Emerging Local Bond Fund	11.2%
CommodityRealReturn Strategy Fund®	9.0%
Real Return Fund	6.8%
Long-Term U.S. Government Fund	5.7%
Other	20.3%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (04/30/03)
PIMCO All Asset Portfolio Administrative Class	2.98%	8.92%	8.67%
Lehman Brothers U.S. TIPS: 1-10 Year Index±	2.49%	4.19%	4.07%
CPI + 500 Basis Points±±	5.84%	7.93%	8.31%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor, Bureau of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,029.76	$1,021.94
Expenses Paid During Period†	$2.89	$2.88

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.575%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses are currently capped at 0.64%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset and PIMCO All Asset All Authority Funds.

»

Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, contributed to performance as the PIMCO Floating Income Fund returned 2.62% net of fees during the period.

»

Although any exposure to Real Estate Investment Trusts (“REITs”) would detract from performance, as the Dow Jones Wilshire REIT Index returned -5.97% during the period, negligible exposure was a positive asset allocation decision.

»

Exposure to equity strategies benefited performance due to strong returns domestically and internationally. However, reduced equity exposure in the Portfolio was not a positive asset allocation decision.

»	Large exposure to developing local market bonds contributed to performance as the asset class benefited from continued capital inflows and strong economic fundamentals.

»	Large exposure to Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as real yields rose.

»	Minimal exposure to convertibles detracted from returns as the asset class had positive performance.

4	PIMCO Variable Insurance Trust

Financial Highlights  All Asset Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+		12/31/2006		12/31/2005		12/31/2004		04/30/2003-12/31/2003

Administrative Class
Net asset value beginning of year or period	$11.67		$11.81		$11.62		$10.77		$10.00
Net investment income (a)	0.26		0.63		0.83		1.50		0.53
Net realized/unrealized gain (loss) on investments (a)	0.09		(0.10)		(0.11)		(0.27)		0.54
Total income from investment operations	0.35		0.53		0.72		1.23		1.07
Dividends from net investment income	(0.29)		(0.64)		(0.49)		(0.37)		(0.30)
Distributions from net realized capital gains	0.00		(0.03)		(0.04)		(0.01)		0.00
Total distributions	(0.29)		(0.67)		(0.53)		(0.38)		(0.30)
Net asset value end of year or period	$11.73		$11.67		$11.81		$11.62		$10.77
Total return	2.98%		4.66%		6.23%		11.49%		10.79%
Net assets end of year or period (000s)	$258,604		$251,076		$251,482		$102,183		$1,017
Ratio of expenses to average net assets	0.575	%*(c)(f)	0.585	%(c)(e)	0.59	%(c)(d)	0.57	%(c)(d)	0.60	%*(b)(c)
Ratio of expenses to average net assets excluding interest expense	0.575	%*(c)(f)	0.585	%(c)(e)	0.59	%(c)(d)	0.57	%(c)(d)	0.60	%*(b)(c)
Ratio of net investment income to average net assets	4.43	%*	5.39%		6.98%		13.02%		7.56	%*
Portfolio turnover rate	48%		66%		75%		93%		136%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 10.92%.

(c) Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Portfolio invests.

(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.60%.

(e) Effective October 1, 2006, the advisory fee was reduced to 0.175%.

(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.585%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007 (Unaudited)

Assets:
Investments in affiliates, at value	$1,125,710
Repurchase agreements, at value	4,111
Cash	1
Receivable for investments in affiliates sold	9,423
Receivable for Portfolio shares sold	2,631
Interest and dividends receivable	2
Interest and dividends receivable from affiliates	5,016
Manager reimbursement receivable	31
1,146,925

Liabilities:
Payable for investments in affiliates purchased	$16,789
Payable for Portfolio shares redeemed	69
Accrued investment advisory fee	163
Accrued administration fee	233
Accrued distribution fee	168
Accrued servicing fee	30
17,452

Net Assets	$1,129,473

Net Assets Consist of:
Paid in capital	$1,125,794
Undistributed net investment income	4,112
Accumulated undistributed net realized (loss)	(7,260)
Net unrealized appreciation	6,827
$1,129,473

Net Assets:
Institutional Class	$291
Administrative Class	258,604
Advisor Class	822,338
Class M	48,240

Shares Issued and Outstanding:
Institutional Class	25
Administrative Class	22,035
Advisor Class	69,990
Class M	4,106

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.74
Administrative Class	11.73
Advisor Class	11.74
Class M	11.74

Cost of Investments in Affiliates Owned	$1,118,883
Cost of Repurchase Agreements Owned	$4,111

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest	$99
Dividends from affiliate investments	24,338
Total Income	24,437

Expenses:
Investment advisory fees	831
Administration fees	1,187
Servicing fees – Administrative Class	187
Distribution and/or servicing fees – Advisor Class	813
Distribution and/or servicing fees – Class M	111
Total Expenses	3,129
Reimbursement by Manager	(45)
Net Expenses	3,084

Net Investment Income	21,353

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on affiliate investments	(1,069)
Net change in unrealized appreciation on affiliate investments	5,843
Net Gain	4,774

Net Increase in Net Assets Resulting from Operations	$26,127

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006

Increase in Net Assets from:

Operations:
Net investment income	$21,353	$32,372
Net realized (loss) on affiliate investments	(1,069)	(7,977)
Net capital gain distributions received from Underlying Funds	0	2,277
Net change in unrealized appreciation on affiliate investments	5,843	3,148
Net increase resulting from operations	26,127	29,820

Distributions to Shareholders:
From net investment income
Institutional Class	(7)	(2)
Administrative Class	(6,179)	(13,550)
Advisor Class	(17,050)	(15,816)
Class M	(1,079)	(3,041)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(622)
Advisor Class	0	(1,205)
Class M	0	(139)

Total Distributions	(24,315)	(34,375)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	294	73
Administrative Class	25,388	60,956
Advisor Class	304,743	485,456
Class M	5,550	15,354
Issued as reinvestment of distributions
Institutional Class	7	3
Administrative Class	6,179	14,172
Advisor Class	17,050	17,022
Class M	1,079	3,180
Cost of shares redeemed
Institutional Class	(83)	0
Administrative Class	(25,052)	(72,158)
Advisor Class	(1,505)	(7,990)
Class M	(13,565)	(30,245)
Net increase resulting from Portfolio share transactions	320,085	485,823

Total Increase in Net Assets	321,897	481,268

Net Assets:
Beginning of period	807,576	326,308
End of period*	$1,129,473	$807,576

*Including undistributed net investment income of:	$4,112	$7,074

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio (a)	June 30, 2007 (Unaudited)

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 99.7%
CommodityRealReturn Strategy Fund®	7,268,477	$102,122
Convertible Fund	589,376	8,434
Developing Local Markets Fund	12,645,454	139,732
Diversified Income Fund	4,446,275	48,242
Emerging Local Bond Fund	12,272,617	126,285
Emerging Markets Bond Fund	1,580,326	17,241
Floating Income Fund	21,146,569	222,251
Foreign Bond Fund (Unhedged)	87,682	862
Fundamental IndexPLUS™ Fund	2,578,927	29,709
Fundamental IndexPLUS™ TR Fund	3,313,300	35,817
GNMA Fund	261,736	2,856
High Yield Fund	669,256	6,539
Income Fund	368,140	3,619
International StocksPLUS® TR Strategy Fund (Unhedged)	379,112	3,969

	SHARES	VALUE (000S)
International StocksPLUS® TR Strategy Fund (U.S.Dollar-Hedged)	2,537,938	$31,927
Long-Term U.S. Government Fund	6,413,670	65,163
Low Duration Fund	130,601	1,280
Real Return Asset Fund	15,807,400	168,665
Real Return Fund	7,279,172	76,577
RealEstateRealReturn Strategy Fund	291,240	1,899
Short-Term Fund	364,763	3,619
Small Cap StocksPLUS® TR Strategy Fund	173,830	1,877
StocksPLUS® Fund	158,184	1,830
StocksPLUS® Total Return Fund	561,247	6,836
Total Return Fund	360,250	3,660
Total Return Mortgage Fund	1,397,281	14,699

Total PIMCO Funds (Cost $1,118,883)		1,125,710

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007	$4,111	$4,111

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $4,197. Repurchase proceeds are $4,113.)
Total Short-Term Instruments (Cost $4,111)		4,111

Total Investments 100.0% (Cost $1,122,994)		$1,129,821

Other Assets and Liabilities (Net) (0.0%)		(348)

Net Assets 100.0%		$1,129,473

Notes to Schedule of Investments

(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio may invest a portion of its assets in certain affiliated underlying investment funds (the “Underlying Funds” or “Acquired Funds”). The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS® and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Investments in funds within the PIMCO Funds are valued at their net asset value as reported by the Underlying Funds.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of

10	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the

Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

(e) Acquired Fund Fees and Expenses  The Underlying Fund Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Acquired Fund Fees and Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2007, the amount was $45,332. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2007, the recoverable amount to the Administrator was $81,026.

Semiannual Report	June 30, 2007	11

Notes to Financial Statements (Cont.)

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2007 (amounts in thousands):

Underlying Funds	Market Value 12/31/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 6/30/2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$1,351	$6,967	$0	$258	$8,434	$15	$0
Developing Local Markets Fund	92,781	59,318	15,272	5,598	139,732	2,343	(50)
Diversified Income Fund	10,826	51,300	12,520	(1,267)	48,242	1,006	(200)
Emerging Local Bond Fund	0	123,827	138	2,601	126,285	1,737	(5)
Emerging Markets Bond Fund	32,346	842	15,795	563	17,241	842	148
Floating Income Fund	223,808	187,752	188,313	1,339	222,251	8,175	94
Foreign Bond Fund (Unhedged)	877	15	0	(7)	862	15	0
Fundamental IndexPLUS™ Fund	21,485	10,115	3,471	902	29,709	101	138
Fundamental IndexPLUS™ TR Fund	29,493	4,605	0	795	35,817	103	0
GNMA Fund	2,815	72	0	(17)	2,856	72	0
High Yield Fund	25,812	996	20,125	157	6,539	867	187
Income Fund	0	3,703	0	(84)	3,619	37	0
International StocksPLUS® TR Strategy Fund (Unhedged)	1,138	2,662	0	150	3,969	48	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	29,781	336	0	1,763	31,927	336	0
Long-Term U.S. Government Fund	10,595	96,296	41,674	(566)	65,163	564	541
Low Duration Fund	20,641	18,385	37,450	1	1,280	407	(250)
Real Return Asset Fund	99,339	136,338	64,587	(2,898)	168,665	2,807	948
Real Return Fund	51,460	42,705	17,008	(1,167)	76,577	1,488	(147)
RealEstateRealReturn Strategy Fund	2,066	85	0	(480)	1,899	85	0
Short-Term Fund	3,622	809	797	(14)	3,619	87	(1)
Small Cap StocksPLUS® TR Fund	0	1,881	0	(3)	1,877	4	0
StocksPLUS® Fund	1,719	42	0	117	1,830	42	0
StocksPLUS® Total Return Fund	6,570	37	0	7	6,836	37	0
Total Return Fund	18,875	449	15,206	(123)	3,660	450	(374)
Total Return Mortgage Fund	3,782	11,065	0	(166)	14,699	299	0
CommodityRealReturn Strategy Fund®	115,847	11,589	25,927	(632)	102,122	2,371	(2,098)
Totals	$807,029	$772,191	$458,283	$6,827	$1,125,710	$24,338	$(1,069)

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the

Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$772,191	$458,283

12	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	25	$294	6	$73
Administrative Class	2,142	25,388	5,177	60,956
Advisor Class	25,760	304,743	41,500	485,456
Class M	468	5,550	1,306	15,354
Issued as reinvestment of distributions
Institutional Class	1	7	0	3
Administrative Class	525	6,179	1,218	14,172
Advisor Class	1,449	17,050	1,455	17,022
Class M	92	1,079	273	3,180
Cost of shares redeemed
Institutional Class	(7)	(83)	0	0
Administrative Class	(2,130)	(25,052)	(6,181)	(72,158)
Advisor Class	(129)	(1,505)	(676)	(7,990)
Class M	(595)	(13,565)	(2,587)	(30,245)
Net increase resulting from Portfolio share transactions	27,601	$320,085	41,491	$485,823

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	95
Administrative Class	3	91
Advisor Class	2	97
Class M	3	94

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed.

Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

9.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 14,251	$ (7,424)	$ 6,827

14	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	15

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

800 E. Colorado Boulevard

Pasadena, California 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds (“Underlying Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividends risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, small company risk, management risk, California state-specific risk, New York state-specific risk, tax risk, and subsidiary risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying Fund could not close out a position when it would be most advantageous to do so. An Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

PIMCO Funds Allocation‡

Floating Income Fund	19.7%
Real Return Asset Fund	14.9%
Developing Local Markets Fund	12.4%
Emerging Local Bond Fund	11.2%
CommodityRealReturn Strategy Fund®	9.0%
Real Return Fund	6.8%
Long-Term U.S. Government Fund	5.7%
Other	20.3%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (01/31/06)
PIMCO All Asset Portfolio Institutional Class	2.99%	9.05%	4.80%
Lehman Brothers U.S. TIPS: 1-10 Year Index±	2.49%	4.19%	4.01%
CPI + 500 Basis Points±±	5.84%	7.93%	8.88%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor, Bureau of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,029.90	$1,022.69
Expenses Paid During Period†	$2.14	$2.13

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.425%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses are currently capped at 0.64%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset and PIMCO All Asset All Authority Funds.

»

Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, contributed to performance as the PIMCO Floating Income Fund returned 2.62% net of fees during the period.

»

Although any exposure to Real Estate Investment Trusts (“REITs”) would detract from performance, as the Dow Jones Wilshire REIT Index returned -5.97% during the period, negligible exposure was a positive asset allocation decision.

»

Exposure to equity strategies benefited performance due to strong returns domestically and internationally. However, reduced equity exposure in the Portfolio was not a positive asset allocation decision.

»	Large exposure to developing local market bonds contributed to performance as the asset class benefited from continued capital inflows and strong economic fundamentals.

»	Large exposure to Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as real yields rose.

»	Minimal exposure to convertibles detracted from returns as the asset class had positive performance.

4	PIMCO Variable Insurance Trust

Financial Highlights  All Asset Portfolio

Selected per Share Data for the Period Ended:	06/30/2007+		01/31/2006-12/31/2006

Institutional Class
Net asset value beginning of period	$11.68		$11.93
Net investment income (a)	0.30		1.17
Net realized/unrealized gain (loss) on investments (a)	0.05		(0.74)
Total income from investment operations	0.35		0.43
Dividends from net investment income	(0.29)		(0.65)
Distributions from net realized capital gains	0.00		(0.03)
Total distributions	(0.29)		(0.68)
Net asset value end of period	$11.74		$11.68
Total return	2.99%		3.73%
Net assets end of period (000s)	$291		$74
Ratio of expenses to average net assets	0.425	%*(b)(d)	0.425	%*(b)(c)
Ratio of expenses to average net assets excluding interest expense	0.425	%*(b)(d)	0.425	%*(b)(c)
Ratio of net investment income to average net assets	5.01	%*	10.65	%*
Portfolio turnover rate	48%		66%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding underlying Funds' expenses in which the Portfolio invests.

(c) Effective October 1, 2006, the advisory fee was reduced to 0.175%.

(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.435%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007 (Unaudited)

Assets:
Investments in affiliates, at value	$1,125,710
Repurchase agreements, at value	4,111
Cash	1
Receivable for investments in affiliates sold	9,423
Receivable for Portfolio shares sold	2,631
Interest and dividends receivable	2
Interest and dividends receivable from affiliates	5,016
Manager reimbursement receivable	31
1,146,925

Liabilities:
Payable for investments in affiliates purchased	$16,789
Payable for Portfolio shares redeemed	69
Accrued investment advisory fee	163
Accrued administration fee	233
Accrued distribution fee	168
Accrued servicing fee	30
17,452

Net Assets	$1,129,473

Net Assets Consist of:
Paid in capital	$1,125,794
Undistributed net investment income	4,112
Accumulated undistributed net realized (loss)	(7,260)
Net unrealized appreciation	6,827
$1,129,473

Net Assets:
Institutional Class	$291
Administrative Class	258,604
Advisor Class	822,338
Class M	48,240

Shares Issued and Outstanding:
Institutional Class	25
Administrative Class	22,035
Advisor Class	69,990
Class M	4,106

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.74
Administrative Class	11.73
Advisor Class	11.74
Class M	11.74

Cost of Investments in Affiliates Owned	$1,118,883
Cost of Repurchase Agreements Owned	$4,111

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest	$99
Dividends from affiliate investments	24,338
Total Income	24,437

Expenses:
Investment advisory fees	831
Administration fees	1,187
Servicing fees – Administrative Class	187
Distribution and/or servicing fees – Advisor Class	813
Distribution and/or servicing fees – Class M	111
Total Expenses	3,129
Reimbursement by Manager	(45)
Net Expenses	3,084

Net Investment Income	21,353

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on affiliate investments	(1,069)
Net change in unrealized appreciation on affiliate investments	5,843
Net Gain	4,774

Net Increase in Net Assets Resulting from Operations	$26,127

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006

Increase in Net Assets from:

Operations:
Net investment income	$21,353	$32,372
Net realized (loss) on affiliate investments	(1,069)	(7,977)
Net capital gain distributions received from Underlying Funds	0	2,277
Net change in unrealized appreciation on affiliate investments	5,843	3,148
Net increase resulting from operations	26,127	29,820

Distributions to Shareholders:
From net investment income
Institutional Class	(7)	(2)
Administrative Class	(6,179)	(13,550)
Advisor Class	(17,050)	(15,816)
Class M	(1,079)	(3,041)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(622)
Advisor Class	0	(1,205)
Class M	0	(139)

Total Distributions	(24,315)	(34,375)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	294	73
Administrative Class	25,388	60,956
Advisor Class	304,743	485,456
Class M	5,550	15,354
Issued as reinvestment of distributions
Institutional Class	7	3
Administrative Class	6,179	14,172
Advisor Class	17,050	17,022
Class M	1,079	3,180
Cost of shares redeemed
Institutional Class	(83)	0
Administrative Class	(25,052)	(72,158)
Advisor Class	(1,505)	(7,990)
Class M	(13,565)	(30,245)
Net increase resulting from Portfolio share transactions	320,085	485,823

Total Increase in Net Assets	321,897	481,268

Net Assets:
Beginning of period	807,576	326,308
End of period*	$1,129,473	$807,576

*Including undistributed net investment income of:	$4,112	$7,074

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio (a)	June 30, 2007 (Unaudited)

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 99.7%
CommodityRealReturn Strategy Fund®	7,268,477	$102,122
Convertible Fund	589,376	8,434
Developing Local Markets Fund	12,645,454	139,732
Diversified Income Fund	4,446,275	48,242
Emerging Local Bond Fund	12,272,617	126,285
Emerging Markets Bond Fund	1,580,326	17,241
Floating Income Fund	21,146,569	222,251
Foreign Bond Fund (Unhedged)	87,682	862
Fundamental IndexPLUS™ Fund	2,578,927	29,709
Fundamental IndexPLUS™ TR Fund	3,313,300	35,817
GNMA Fund	261,736	2,856
High Yield Fund	669,256	6,539
Income Fund	368,140	3,619
International StocksPLUS® TR Strategy Fund (Unhedged)	379,112	3,969

	SHARES	VALUE (000S)
International StocksPLUS® TR Strategy Fund (U.S.Dollar-Hedged)	2,537,938	$31,927
Long-Term U.S. Government Fund	6,413,670	65,163
Low Duration Fund	130,601	1,280
Real Return Asset Fund	15,807,400	168,665
Real Return Fund	7,279,172	76,577
RealEstateRealReturn Strategy Fund	291,240	1,899
Short-Term Fund	364,763	3,619
Small Cap StocksPLUS® TR Strategy Fund	173,830	1,877
StocksPLUS® Fund	158,184	1,830
StocksPLUS® Total Return Fund	561,247	6,836
Total Return Fund	360,250	3,660
Total Return Mortgage Fund	1,397,281	14,699

Total PIMCO Funds (Cost $1,118,883)		1,125,710

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007	$4,111	$4,111

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $4,197. Repurchase proceeds are $4,113.)
Total Short-Term Instruments (Cost $4,111)		4,111

Total Investments 100.0% (Cost $1,122,994)		$1,129,821

Other Assets and Liabilities (Net) (0.0%)		(348)

Net Assets 100.0%		$1,129,473

Notes to Schedule of Investments

(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio may invest a portion of its assets in certain affiliated underlying investment funds (the “Underlying Funds” or “Acquired Funds”). The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS® and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Investments in funds within the PIMCO Funds are valued at their net asset value as reported by the Underlying Funds.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of

10	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the

Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

(e) Acquired Fund Fees and Expenses  The Underlying Fund Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Acquired Fund Fees and Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2007, the amount was $45,332. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2007, the recoverable amount to the Administrator was $81,026.

Semiannual Report	June 30, 2007	11

Notes to Financial Statements (Cont.)

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2007 (amounts in thousands):

Underlying Funds	Market Value 12/31/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 6/30/2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$1,351	$6,967	$0	$258	$8,434	$15	$0
Developing Local Markets Fund	92,781	59,318	15,272	5,598	139,732	2,343	(50)
Diversified Income Fund	10,826	51,300	12,520	(1,267)	48,242	1,006	(200)
Emerging Local Bond Fund	0	123,827	138	2,601	126,285	1,737	(5)
Emerging Markets Bond Fund	32,346	842	15,795	563	17,241	842	148
Floating Income Fund	223,808	187,752	188,313	1,339	222,251	8,175	94
Foreign Bond Fund (Unhedged)	877	15	0	(7)	862	15	0
Fundamental IndexPLUS™ Fund	21,485	10,115	3,471	902	29,709	101	138
Fundamental IndexPLUS™ TR Fund	29,493	4,605	0	795	35,817	103	0
GNMA Fund	2,815	72	0	(17)	2,856	72	0
High Yield Fund	25,812	996	20,125	157	6,539	867	187
Income Fund	0	3,703	0	(84)	3,619	37	0
International StocksPLUS® TR Strategy Fund (Unhedged)	1,138	2,662	0	150	3,969	48	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	29,781	336	0	1,763	31,927	336	0
Long-Term U.S. Government Fund	10,595	96,296	41,674	(566)	65,163	564	541
Low Duration Fund	20,641	18,385	37,450	1	1,280	407	(250)
Real Return Asset Fund	99,339	136,338	64,587	(2,898)	168,665	2,807	948
Real Return Fund	51,460	42,705	17,008	(1,167)	76,577	1,488	(147)
RealEstateRealReturn Strategy Fund	2,066	85	0	(480)	1,899	85	0
Short-Term Fund	3,622	809	797	(14)	3,619	87	(1)
Small Cap StocksPLUS® TR Fund	0	1,881	0	(3)	1,877	4	0
StocksPLUS® Fund	1,719	42	0	117	1,830	42	0
StocksPLUS® Total Return Fund	6,570	37	0	7	6,836	37	0
Total Return Fund	18,875	449	15,206	(123)	3,660	450	(374)
Total Return Mortgage Fund	3,782	11,065	0	(166)	14,699	299	0
CommodityRealReturn Strategy Fund®	115,847	11,589	25,927	(632)	102,122	2,371	(2,098)
Totals	$807,029	$772,191	$458,283	$6,827	$1,125,710	$24,338	$(1,069)

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the

Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$772,191	$458,283

12	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	25	$294	6	$73
Administrative Class	2,142	25,388	5,177	60,956
Advisor Class	25,760	304,743	41,500	485,456
Class M	468	5,550	1,306	15,354
Issued as reinvestment of distributions
Institutional Class	1	7	0	3
Administrative Class	525	6,179	1,218	14,172
Advisor Class	1,449	17,050	1,455	17,022
Class M	92	1,079	273	3,180
Cost of shares redeemed
Institutional Class	(7)	(83)	0	0
Administrative Class	(2,130)	(25,052)	(6,181)	(72,158)
Advisor Class	(129)	(1,505)	(676)	(7,990)
Class M	(595)	(13,565)	(2,587)	(30,245)
Net increase resulting from Portfolio share transactions	27,601	$320,085	41,491	$485,823

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	95
Administrative Class	3	91
Advisor Class	2	97
Class M	3	94

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed.

Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

9.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 14,251	$ (7,424)	$ 6,827

14	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	15

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

800 E. Colorado Boulevard

Pasadena, California 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds (“Underlying Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividends risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, small company risk, management risk, California state-specific risk, New York state-specific risk, tax risk, and subsidiary risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying Fund could not close out a position when it would be most advantageous to do so. An Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

PIMCO Funds Allocation‡

Floating Income Fund	19.7%
Real Return Asset Fund	14.9%
Developing Local Markets Fund	12.4%
Emerging Local Bond Fund	11.2%
CommodityRealReturn Strategy Fund®	9.0%
Real Return Fund	6.8%
Long-Term U.S. Government Fund	5.7%
Other	20.3%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (04/30/04)
PIMCO All Asset Portfolio Advisor Class	2.88%	8.83%	8.40%
Lehman Brothers U.S. TIPS: 1-10 Year Index±	2.49%	4.19%	3.82%
CPI + 500 Basis Points±±	5.84%	7.93%	8.57%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor, Bureau of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,028.78	$1,021.45
Expenses Paid During Period†	$3.40	$3.38

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.675%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses are currently capped at 0.64%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset and PIMCO All Asset All Authority Funds.

»

Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, contributed to performance as the PIMCO Floating Income Fund returned 2.62% net of fees during the period.

»

Although any exposure to Real Estate Investment Trusts (“REITs”) would detract from performance, as the Dow Jones Wilshire REIT Index returned -5.97% during the period, negligible exposure was a positive asset allocation decision.

»

Exposure to equity strategies benefited performance due to strong returns domestically and internationally. However, reduced equity exposure in the Portfolio was not a positive asset allocation decision.

»	Large exposure to developing local market bonds contributed to performance as the asset class benefited from continued capital inflows and strong economic fundamentals.

»	Large exposure to Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as real yields rose.

»	Minimal exposure to convertibles detracted from returns as the asset class had positive performance.

4	PIMCO Variable Insurance Trust

Financial Highlights  All Asset Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+		12/31/2006		12/31/2005		04/30/2004-12/31/2004

Advisor Class
Net asset value beginning of year or period	$11.68		$11.82		$11.64		$10.59
Net investment income (a)	0.27		1.05		1.63		0.52
Net realized/unrealized gain (loss) on investments (a)	0.07		(0.53)		(0.93)		0.87
Total income from investment operations	0.34		0.52		0.70		1.39
Dividends from net investment income	(0.28)		(0.63)		(0.48)		(0.33)
Distributions from net realized capital gains	0.00		(0.03)		(0.04)		(0.01)
Total distributions	(0.28)		(0.66)		(0.52)		(0.34)
Net asset value end of year or period	$11.74		$11.68		$11.82		$11.64
Total return	2.88%		4.56%		6.03%		13.18%
Net assets end of year or period (000s)	$822,338		$501,498		$7,461		$11
Ratio of expenses to average net assets	0.675	%*(b)(e)	0.685	%(b)(d)	0.70	%(b)	0.67	%*(b)(c)
Ratio of expenses to average net assets excluding interest expense	0.675	%*(b)(e)	0.685	%(b)(d)	0.70	%(b)	0.67	%*(b)(c)
Ratio of net investment income to average net assets	4.52	%*	8.84%		13.67%		6.96	%*
Portfolio turnover rate	48%		66%		75%		93%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Portfolio invests.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.70%.

(d) Effective October 1, 2006, the advisory fee was reduced to 0.175%.

(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.685%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007 (Unaudited)

Assets:
Investments in affiliates, at value	$1,125,710
Repurchase agreements, at value	4,111
Cash	1
Receivable for investments in affiliates sold	9,423
Receivable for Portfolio shares sold	2,631
Interest and dividends receivable	2
Interest and dividends receivable from affiliates	5,016
Manager reimbursement receivable	31
1,146,925

Liabilities:
Payable for investments in affiliates purchased	$16,789
Payable for Portfolio shares redeemed	69
Accrued investment advisory fee	163
Accrued administration fee	233
Accrued distribution fee	168
Accrued servicing fee	30
17,452

Net Assets	$1,129,473

Net Assets Consist of:
Paid in capital	$1,125,794
Undistributed net investment income	4,112
Accumulated undistributed net realized (loss)	(7,260)
Net unrealized appreciation	6,827
$1,129,473

Net Assets:
Institutional Class	$291
Administrative Class	258,604
Advisor Class	822,338
Class M	48,240

Shares Issued and Outstanding:
Institutional Class	25
Administrative Class	22,035
Advisor Class	69,990
Class M	4,106

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.74
Administrative Class	11.73
Advisor Class	11.74
Class M	11.74

Cost of Investments in Affiliates Owned	$1,118,883
Cost of Repurchase Agreements Owned	$4,111

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest	$99
Dividends from affiliate investments	24,338
Total Income	24,437

Expenses:
Investment advisory fees	831
Administration fees	1,187
Servicing fees – Administrative Class	187
Distribution and/or servicing fees – Advisor Class	813
Distribution and/or servicing fees – Class M	111
Total Expenses	3,129
Reimbursement by Manager	(45)
Net Expenses	3,084

Net Investment Income	21,353

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on affiliate investments	(1,069)
Net change in unrealized appreciation on affiliate investments	5,843
Net Gain	4,774

Net Increase in Net Assets Resulting from Operations	$26,127

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006

Increase in Net Assets from:

Operations:
Net investment income	$21,353	$32,372
Net realized (loss) on affiliate investments	(1,069)	(7,977)
Net capital gain distributions received from Underlying Funds	0	2,277
Net change in unrealized appreciation on affiliate investments	5,843	3,148
Net increase resulting from operations	26,127	29,820

Distributions to Shareholders:
From net investment income
Institutional Class	(7)	(2)
Administrative Class	(6,179)	(13,550)
Advisor Class	(17,050)	(15,816)
Class M	(1,079)	(3,041)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(622)
Advisor Class	0	(1,205)
Class M	0	(139)

Total Distributions	(24,315)	(34,375)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	294	73
Administrative Class	25,388	60,956
Advisor Class	304,743	485,456
Class M	5,550	15,354
Issued as reinvestment of distributions
Institutional Class	7	3
Administrative Class	6,179	14,172
Advisor Class	17,050	17,022
Class M	1,079	3,180
Cost of shares redeemed
Institutional Class	(83)	0
Administrative Class	(25,052)	(72,158)
Advisor Class	(1,505)	(7,990)
Class M	(13,565)	(30,245)
Net increase resulting from Portfolio share transactions	320,085	485,823

Total Increase in Net Assets	321,897	481,268

Net Assets:
Beginning of period	807,576	326,308
End of period*	$1,129,473	$807,576

*Including undistributed net investment income of:	$4,112	$7,074

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio (a)	June 30, 2007 (Unaudited)

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 99.7%
CommodityRealReturn Strategy Fund®	7,268,477	$102,122
Convertible Fund	589,376	8,434
Developing Local Markets Fund	12,645,454	139,732
Diversified Income Fund	4,446,275	48,242
Emerging Local Bond Fund	12,272,617	126,285
Emerging Markets Bond Fund	1,580,326	17,241
Floating Income Fund	21,146,569	222,251
Foreign Bond Fund (Unhedged)	87,682	862
Fundamental IndexPLUS™ Fund	2,578,927	29,709
Fundamental IndexPLUS™ TR Fund	3,313,300	35,817
GNMA Fund	261,736	2,856
High Yield Fund	669,256	6,539
Income Fund	368,140	3,619
International StocksPLUS® TR Strategy Fund (Unhedged)	379,112	3,969

	SHARES	VALUE (000S)
International StocksPLUS® TR Strategy Fund (U.S.Dollar-Hedged)	2,537,938	$31,927
Long-Term U.S. Government Fund	6,413,670	65,163
Low Duration Fund	130,601	1,280
Real Return Asset Fund	15,807,400	168,665
Real Return Fund	7,279,172	76,577
RealEstateRealReturn Strategy Fund	291,240	1,899
Short-Term Fund	364,763	3,619
Small Cap StocksPLUS® TR Strategy Fund	173,830	1,877
StocksPLUS® Fund	158,184	1,830
StocksPLUS® Total Return Fund	561,247	6,836
Total Return Fund	360,250	3,660
Total Return Mortgage Fund	1,397,281	14,699

Total PIMCO Funds (Cost $1,118,883)		1,125,710

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007	$4,111	$4,111

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $4,197. Repurchase proceeds are $4,113.)
Total Short-Term Instruments (Cost $4,111)		4,111

Total Investments 100.0% (Cost $1,122,994)		$1,129,821

Other Assets and Liabilities (Net) (0.0%)		(348)

Net Assets 100.0%		$1,129,473

Notes to Schedule of Investments

(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio may invest a portion of its assets in certain affiliated underlying investment funds (the “Underlying Funds” or “Acquired Funds”). The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS® and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Investments in funds within the PIMCO Funds are valued at their net asset value as reported by the Underlying Funds.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of

10	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the

Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

(e) Acquired Fund Fees and Expenses  The Underlying Fund Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Acquired Fund Fees and Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2007, the amount was $45,332. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2007, the recoverable amount to the Administrator was $81,026.

Semiannual Report	June 30, 2007	11

Notes to Financial Statements (Cont.)

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2007 (amounts in thousands):

Underlying Funds	Market Value 12/31/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 6/30/2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$1,351	$6,967	$0	$258	$8,434	$15	$0
Developing Local Markets Fund	92,781	59,318	15,272	5,598	139,732	2,343	(50)
Diversified Income Fund	10,826	51,300	12,520	(1,267)	48,242	1,006	(200)
Emerging Local Bond Fund	0	123,827	138	2,601	126,285	1,737	(5)
Emerging Markets Bond Fund	32,346	842	15,795	563	17,241	842	148
Floating Income Fund	223,808	187,752	188,313	1,339	222,251	8,175	94
Foreign Bond Fund (Unhedged)	877	15	0	(7)	862	15	0
Fundamental IndexPLUS™ Fund	21,485	10,115	3,471	902	29,709	101	138
Fundamental IndexPLUS™ TR Fund	29,493	4,605	0	795	35,817	103	0
GNMA Fund	2,815	72	0	(17)	2,856	72	0
High Yield Fund	25,812	996	20,125	157	6,539	867	187
Income Fund	0	3,703	0	(84)	3,619	37	0
International StocksPLUS® TR Strategy Fund (Unhedged)	1,138	2,662	0	150	3,969	48	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	29,781	336	0	1,763	31,927	336	0
Long-Term U.S. Government Fund	10,595	96,296	41,674	(566)	65,163	564	541
Low Duration Fund	20,641	18,385	37,450	1	1,280	407	(250)
Real Return Asset Fund	99,339	136,338	64,587	(2,898)	168,665	2,807	948
Real Return Fund	51,460	42,705	17,008	(1,167)	76,577	1,488	(147)
RealEstateRealReturn Strategy Fund	2,066	85	0	(480)	1,899	85	0
Short-Term Fund	3,622	809	797	(14)	3,619	87	(1)
Small Cap StocksPLUS® TR Fund	0	1,881	0	(3)	1,877	4	0
StocksPLUS® Fund	1,719	42	0	117	1,830	42	0
StocksPLUS® Total Return Fund	6,570	37	0	7	6,836	37	0
Total Return Fund	18,875	449	15,206	(123)	3,660	450	(374)
Total Return Mortgage Fund	3,782	11,065	0	(166)	14,699	299	0
CommodityRealReturn Strategy Fund®	115,847	11,589	25,927	(632)	102,122	2,371	(2,098)
Totals	$807,029	$772,191	$458,283	$6,827	$1,125,710	$24,338	$(1,069)

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the

Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$772,191	$458,283

12	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	25	$294	6	$73
Administrative Class	2,142	25,388	5,177	60,956
Advisor Class	25,760	304,743	41,500	485,456
Class M	468	5,550	1,306	15,354
Issued as reinvestment of distributions
Institutional Class	1	7	0	3
Administrative Class	525	6,179	1,218	14,172
Advisor Class	1,449	17,050	1,455	17,022
Class M	92	1,079	273	3,180
Cost of shares redeemed
Institutional Class	(7)	(83)	0	0
Administrative Class	(2,130)	(25,052)	(6,181)	(72,158)
Advisor Class	(129)	(1,505)	(676)	(7,990)
Class M	(595)	(13,565)	(2,587)	(30,245)
Net increase resulting from Portfolio share transactions	27,601	$320,085	41,491	$485,823

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	95
Administrative Class	3	91
Advisor Class	2	97
Class M	3	94

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed.
Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

9.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 14,251	$ (7,424)	$ 6,827

14	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	15

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

800 E. Colorado Boulevard

Pasadena, California 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | M

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

All Asset Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds (“Underlying Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying Funds, which may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividends risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, small company risk, management risk, California state-specific risk, New York state-specific risk, tax risk, and subsidiary risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying Fund could not close out a position when it would be most advantageous to do so. An Underlying Fund investing in derivatives could lose more than the principal amount invested in these instruments. An Underlying Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Class M.

PIMCO Funds Allocation‡

Floating Income Fund	19.7%
Real Return Asset Fund	14.9%
Developing Local Markets Fund	12.4%
Emerging Local Bond Fund	11.2%
CommodityRealReturn Strategy Fund®	9.0%
Real Return Fund	6.8%
Long-Term U.S. Government Fund	5.7%
Other	20.3%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (04/30/04)
PIMCO All Asset Portfolio Class M	2.75%	8.60%	8.16%
Lehman Brothers U.S. TIPS: 1-10 Year Index±	2.49%	4.19%	3.82%
CPI + 500 Basis Points±±	5.84%	7.93%	8.57%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor, Bureau of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,027.52	$1,020.46
Expenses Paid During Period†	$4.40	$4.38

† Expenses are equal to the Portfolio’s Class M annualized expense ratio of 0.875%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Portfolio’s assets among the Underlying Funds are indirectly borne by the shareholders of the Portfolio. The Underlying Fund Expenses are currently capped at 0.64%. Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the PIMCO All Asset and PIMCO All Asset All Authority Funds.

»

Significant exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, contributed to performance as the PIMCO Floating Income Fund returned 2.62% net of fees during the period.

»

Although any exposure to Real Estate Investment Trusts (“REITs”) would detract from performance, as the Dow Jones Wilshire REIT Index returned -5.97% during the period, negligible exposure was a positive asset allocation decision.

»

Exposure to equity strategies benefited performance due to strong returns domestically and internationally. However, reduced equity exposure in the Portfolio was not a positive asset allocation decision.

»	Large exposure to developing local market bonds contributed to performance as the asset class benefited from continued capital inflows and strong economic fundamentals.

»	Large exposure to Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as real yields rose.

»	Minimal exposure to convertibles detracted from returns as the asset class had positive performance.

4	PIMCO Variable Insurance Trust

Financial Highlights  All Asset Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+		12/31/2006		12/31/2005		04/30/2004-12/31/2004

Class M
Net asset value beginning of year or period	$11.68		$11.80		$11.60		$10.59
Net investment income (a)	0.24		0.57		0.85		0.96
Net realized/unrealized gain (loss) on investments (a)	0.08		(0.07)		(0.16)		0.39
Total income from investment operations	0.32		0.50		0.69		1.35
Dividends from net investment income	(0.26)		(0.59)		(0.45)		(0.33)
Distributions from net realized capital gains	0.00		(0.03)		(0.04)		(0.01)
Total distributions	(0.26)		(0.62)		(0.49)		(0.34)
Net asset value end of year or period	$11.74		$11.68		$11.80		$11.60
Total return	2.75%		4.36%		5.94%		12.85%
Net assets end of year or period (000s)	$48,240		$54,928		$67,365		$18,345
Ratio of expenses to average net assets	0.875	%*(b)(e)	0.885	%(b)(d)	0.89	%(b)(c)	0.87	%*(b)(c)
Ratio of expenses to average net assets excluding interest expense	0.875	%*(b)(e)	0.885	%(b)(d)	0.89	%(b)(c)	0.87	%*(b)(c)
Ratio of net investment income to average net assets	4.07	%*	4.84%		7.16%		12.66	%*
Portfolio turnover rate	48%		66%		75%		93%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Portfolio invests.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.90%.

(d) Effective October 1, 2006, the advisory fee was reduced to 0.175%.

(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.885%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  All Asset Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007 (Unaudited)

Assets:
Investments in affiliates, at value	$1,125,710
Repurchase agreements, at value	4,111
Cash	1
Receivable for investments in affiliates sold	9,423
Receivable for Portfolio shares sold	2,631
Interest and dividends receivable	2
Interest and dividends receivable from affiliates	5,016
Manager reimbursement receivable	31
1,146,925

Liabilities:
Payable for investments in affiliates purchased	$16,789
Payable for Portfolio shares redeemed	69
Accrued investment advisory fee	163
Accrued administration fee	233
Accrued distribution fee	168
Accrued servicing fee	30
17,452

Net Assets	$1,129,473

Net Assets Consist of:
Paid in capital	$1,125,794
Undistributed net investment income	4,112
Accumulated undistributed net realized (loss)	(7,260)
Net unrealized appreciation	6,827
$1,129,473

Net Assets:
Institutional Class	$291
Administrative Class	258,604
Advisor Class	822,338
Class M	48,240

Shares Issued and Outstanding:
Institutional Class	25
Administrative Class	22,035
Advisor Class	69,990
Class M	4,106

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.74
Administrative Class	11.73
Advisor Class	11.74
Class M	11.74

Cost of Investments in Affiliates Owned	$1,118,883
Cost of Repurchase Agreements Owned	$4,111

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest	$99
Dividends from affiliate investments	24,338
Total Income	24,437

Expenses:
Investment advisory fees	831
Administration fees	1,187
Servicing fees – Administrative Class	187
Distribution and/or servicing fees – Advisor Class	813
Distribution and/or servicing fees – Class M	111
Total Expenses	3,129
Reimbursement by Manager	(45)
Net Expenses	3,084

Net Investment Income	21,353

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on affiliate investments	(1,069)
Net change in unrealized appreciation on affiliate investments	5,843
Net Gain	4,774

Net Increase in Net Assets Resulting from Operations	$26,127

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006

Increase in Net Assets from:

Operations:
Net investment income	$21,353	$32,372
Net realized (loss) on affiliate investments	(1,069)	(7,977)
Net capital gain distributions received from Underlying Funds	0	2,277
Net change in unrealized appreciation on affiliate investments	5,843	3,148
Net increase resulting from operations	26,127	29,820

Distributions to Shareholders:
From net investment income
Institutional Class	(7)	(2)
Administrative Class	(6,179)	(13,550)
Advisor Class	(17,050)	(15,816)
Class M	(1,079)	(3,041)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(622)
Advisor Class	0	(1,205)
Class M	0	(139)

Total Distributions	(24,315)	(34,375)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	294	73
Administrative Class	25,388	60,956
Advisor Class	304,743	485,456
Class M	5,550	15,354
Issued as reinvestment of distributions
Institutional Class	7	3
Administrative Class	6,179	14,172
Advisor Class	17,050	17,022
Class M	1,079	3,180
Cost of shares redeemed
Institutional Class	(83)	0
Administrative Class	(25,052)	(72,158)
Advisor Class	(1,505)	(7,990)
Class M	(13,565)	(30,245)
Net increase resulting from Portfolio share transactions	320,085	485,823

Total Increase in Net Assets	321,897	481,268

Net Assets:
Beginning of period	807,576	326,308
End of period*	$1,129,473	$807,576

*Including undistributed net investment income of:	$4,112	$7,074

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments All Asset Portfolio (a)	June 30, 2007 (Unaudited)

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 99.7%
CommodityRealReturn Strategy Fund®	7,268,477	$102,122
Convertible Fund	589,376	8,434
Developing Local Markets Fund	12,645,454	139,732
Diversified Income Fund	4,446,275	48,242
Emerging Local Bond Fund	12,272,617	126,285
Emerging Markets Bond Fund	1,580,326	17,241
Floating Income Fund	21,146,569	222,251
Foreign Bond Fund (Unhedged)	87,682	862
Fundamental IndexPLUS™ Fund	2,578,927	29,709
Fundamental IndexPLUS™ TR Fund	3,313,300	35,817
GNMA Fund	261,736	2,856
High Yield Fund	669,256	6,539
Income Fund	368,140	3,619
International StocksPLUS® TR Strategy Fund (Unhedged)	379,112	3,969

	SHARES	VALUE (000S)
International StocksPLUS® TR Strategy Fund (U.S.Dollar-Hedged)	2,537,938	$31,927
Long-Term U.S. Government Fund	6,413,670	65,163
Low Duration Fund	130,601	1,280
Real Return Asset Fund	15,807,400	168,665
Real Return Fund	7,279,172	76,577
RealEstateRealReturn Strategy Fund	291,240	1,899
Short-Term Fund	364,763	3,619
Small Cap StocksPLUS® TR Strategy Fund	173,830	1,877
StocksPLUS® Fund	158,184	1,830
StocksPLUS® Total Return Fund	561,247	6,836
Total Return Fund	360,250	3,660
Total Return Mortgage Fund	1,397,281	14,699

Total PIMCO Funds (Cost $1,118,883)		1,125,710

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007	$4,111	$4,111

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $4,197. Repurchase proceeds are $4,113.)
Total Short-Term Instruments (Cost $4,111)		4,111

Total Investments 100.0% (Cost $1,122,994)		$1,129,821

Other Assets and Liabilities (Net) (0.0%)		(348)

Net Assets 100.0%		$1,129,473

Notes to Schedule of Investments

(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Notes to Financial Statements

1.  ORGANIZATION

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Class M of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio may invest a portion of its assets in certain affiliated underlying investment funds (the “Underlying Funds” or “Acquired Funds”). The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS® and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying Funds than a diversified fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Investments in funds within the PIMCO Funds are valued at their net asset value as reported by the Underlying Funds.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of

10	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the Portfolio invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175% based on average daily net assets of the Portfolio.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted separate Distribution Plans for the Advisor Class and Class M shares of the Portfolio. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution Plans permit payments for expenses in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of shareholder services to Advisor Class and Class M shareholders which permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class and Class M shares. The Trust has also adopted Administrative Services Plans (“Service Plans”) for the Class M shares of the Portfolio. The Service Plans allows the

Portfolio to use its Class M assets to compensate or reimburse financial intermediaries that provide services relating to Class M shares which permits the Portfolio to make total payments at an annual rate of 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

(e) Acquired Fund Fees and Expenses  The Underlying Fund Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, for the Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Acquired Fund Fees and Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2007, the amount was $45,332. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2007, the recoverable amount to the Administrator was $81,026.

Semiannual Report	June 30, 2007	11

Notes to Financial Statements (Cont.)

4.  RELATED PARTY TRANSACTIONS

The Advisor, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

The All Asset Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company. The Underlying Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2007 (amounts in thousands):

Underlying Funds	Market Value 12/31/2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 6/30/2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$1,351	$6,967	$0	$258	$8,434	$15	$0
Developing Local Markets Fund	92,781	59,318	15,272	5,598	139,732	2,343	(50)
Diversified Income Fund	10,826	51,300	12,520	(1,267)	48,242	1,006	(200)
Emerging Local Bond Fund	0	123,827	138	2,601	126,285	1,737	(5)
Emerging Markets Bond Fund	32,346	842	15,795	563	17,241	842	148
Floating Income Fund	223,808	187,752	188,313	1,339	222,251	8,175	94
Foreign Bond Fund (Unhedged)	877	15	0	(7)	862	15	0
Fundamental IndexPLUS™ Fund	21,485	10,115	3,471	902	29,709	101	138
Fundamental IndexPLUS™ TR Fund	29,493	4,605	0	795	35,817	103	0
GNMA Fund	2,815	72	0	(17)	2,856	72	0
High Yield Fund	25,812	996	20,125	157	6,539	867	187
Income Fund	0	3,703	0	(84)	3,619	37	0
International StocksPLUS® TR Strategy Fund (Unhedged)	1,138	2,662	0	150	3,969	48	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	29,781	336	0	1,763	31,927	336	0
Long-Term U.S. Government Fund	10,595	96,296	41,674	(566)	65,163	564	541
Low Duration Fund	20,641	18,385	37,450	1	1,280	407	(250)
Real Return Asset Fund	99,339	136,338	64,587	(2,898)	168,665	2,807	948
Real Return Fund	51,460	42,705	17,008	(1,167)	76,577	1,488	(147)
RealEstateRealReturn Strategy Fund	2,066	85	0	(480)	1,899	85	0
Short-Term Fund	3,622	809	797	(14)	3,619	87	(1)
Small Cap StocksPLUS® TR Fund	0	1,881	0	(3)	1,877	4	0
StocksPLUS® Fund	1,719	42	0	117	1,830	42	0
StocksPLUS® Total Return Fund	6,570	37	0	7	6,836	37	0
Total Return Fund	18,875	449	15,206	(123)	3,660	450	(374)
Total Return Mortgage Fund	3,782	11,065	0	(166)	14,699	299	0
CommodityRealReturn Strategy Fund®	115,847	11,589	25,927	(632)	102,122	2,371	(2,098)
Totals	$807,029	$772,191	$458,283	$6,827	$1,125,710	$24,338	$(1,069)

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the

Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$772,191	$458,283

12	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	25	$294	6	$73
Administrative Class	2,142	25,388	5,177	60,956
Advisor Class	25,760	304,743	41,500	485,456
Class M	468	5,550	1,306	15,354
Issued as reinvestment of distributions
Institutional Class	1	7	0	3
Administrative Class	525	6,179	1,218	14,172
Advisor Class	1,449	17,050	1,455	17,022
Class M	92	1,079	273	3,180
Cost of shares redeemed
Institutional Class	(7)	(83)	0	0
Administrative Class	(2,130)	(25,052)	(6,181)	(72,158)
Advisor Class	(129)	(1,505)	(676)	(7,990)
Class M	(595)	(13,565)	(2,587)	(30,245)
Net increase resulting from Portfolio share transactions	27,601	$320,085	41,491	$485,823

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	95
Administrative Class	3	91
Advisor Class	2	97
Class M	3	94

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed.

Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

9.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the Portfolio invests in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, this Portfolio may be subject to additional tax risk.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 14,251	$ (7,424)	$ 6,827

14	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	15

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Investment Sub-Adviser

Research Affiliates, LLC

800 E. Colorado Boulevard

Pasadena, California 91101

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

CommodityRealReturn™ Strategy Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the CommodityRealReturn™ Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, and subsidiary risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodities future contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

2	PIMCO Variable Insurance Trust

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO CommodityRealReturn™ Strategy Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	48.0%
Short-Term Instruments	29.9%
Commodity Index-Linked Notes	11.1%
U.S. Government Agencies	5.3%
Corporate Bonds & Notes	3.0%
Other	2.7%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (06/30/04)
PIMCO CommodityRealReturnTM Strategy Portfolio Administrative Class	2.70%	-0.03%	8.07%
Dow Jones-AIG Commodity Total Return Index±	4.46%	2.94%	9.70%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,026.97	$1,020.58
Expenses Paid During Period†	$4.27	$4.26

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn™ Strategy Portfolio seeks to achieve its investment objective by investing under normal circumstances primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»	Commodities generally gained during the period, which enhanced total return performance of the Portfolio.

»

The Portfolio’s use of Treasury Inflation-Protected Securities (“TIPS”) as collateral was negative for performance in the first half of the year as TIPS underperformed the assumed Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Total Return Index.

»

Above-index U.S. real duration in the first half of the period was positive for performance as real yields decreased. Below-index U.S. real duration in the second half of the period was also positive for performance as real yields increased.

»	An emphasis on nominal bonds in the Eurozone benefited performance as nominal bonds outperformed inflation-linked bonds in the region.

»	Modest exposure to U.K. nominal bonds was negative for performance due to rising interest rates and a tightening bias from the Bank of England.

»	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  CommodityRealReturn™ Strategy Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+		12/31/2006	12/31/2005	06/30/2004-12/31/2004

Administrative Class
Net asset value beginning of year or period	$11.31		$12.25	$10.49	$10.00
Net investment income (a)	0.23		0.42	0.35	0.07
Net realized/unrealized gain (loss) on investments (a)	0.08		(0.80)	1.64	0.58
Total income (loss) from investment operations	0.31		(0.38)	1.99	0.65
Dividends from net investment income	(0.20)		(0.51)	(0.22)	0.00
Distributions from net realized capital gains	0.00		(0.05)	(0.01)	(0.16)
Total distributions	(0.20)		(0.56)	(0.23)	(0.16)
Net asset value end of year or period	$11.42		$11.31	$12.25	$10.49
Total return	2.70%		(3.10)%	19.08%	6.51%
Net assets end of year or period (000s)	$220,065		$180,810	$106,943	$3,358
Ratio of expenses to average net assets	0.85	%*(c)	0.93%	0.89%	0.90	%*(b)
Ratio of expenses to average net assets excluding interest expense	0.85	%*(c)	0.93%	0.89%	0.89	%*(b)
Ratio of net investment income to average net assets	3.94	%*	3.48%	2.92%	1.36	%*
Portfolio turnover rate	489%		993%	1415%	700%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.58%.

(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.94%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Consolidated Statement of Assets and Liabilities  CommodityRealReturn™ Strategy Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007 (Unaudited)

Assets:
Investments, at value	$483,723
Cash	394
Foreign currency, at value	1,058
Receivable for investments sold	2,022
Receivable for investments sold on a delayed-delivery basis	199
Receivable for Portfolio shares sold	1,055
Interest and dividends receivable	753
Variation margin receivable	5
Swap premiums paid	406
Unrealized appreciation on foreign currency contracts	38
Unrealized appreciation on swap agreements	1,027
Other assets	23
490,703

Liabilities:
Payable for investments purchased	$12,097
Payable for investments purchased on a delayed-delivery basis	235,316
Payable for Portfolio shares redeemed	3,599
Payable for short sales	2,031
Written options outstanding	188
Accrued investment advisory fee	104
Accrued administration fee	53
Accrued distribution fee	3
Accrued servicing fee	31
Variation margin payable	231
Recoupment payable to Manager	3
Swap premiums received	1,420
Unrealized depreciation on foreign currency contracts	38
Unrealized depreciation on swap agreements	529
Other liabilities	624
256,267

Net Assets	$234,436

Net Assets Consist of:
Paid in capital	$242,206
Undistributed net investment income	4,277
Accumulated undistributed net realized (loss)	(17,947)
Net unrealized appreciation	5,900
$234,436

Net Assets:
Administrative Class	$220,065
Advisor Class	14,371

Shares Issued and Outstanding:
Administrative Class	19,275
Advisor Class	1,259

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$11.42
Advisor Class	11.41

Cost of Investments Owned	$477,460
Cost of Foreign Currency Held	$1,055
Proceeds Received on Short Sales	$2,020
Premiums Received on Written Options	$242

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations  CommodityRealReturn™ Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest	$5,022
Miscellaneous income	2
Total Income	5,024

Expenses:
Investment advisory fees	550
Administration fees	276
Servicing fees – Administrative Class	149
Distribution and/or servicing fees – Advisor Class	11
Trustees’ fees	2
Interest expense	2
Miscellaneous expense	4
Total Expenses	994
Reimbursement by Manager	(100)
Net Expenses	894

Net Investment Income	4,130

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(8,904)
Net realized (loss) on futures contracts, written options and swaps	(1,147)
Net realized (loss) on foreign currency transactions	(112)
Net change in unrealized appreciation on investments	10,392
Net change in unrealized appreciation on futures contracts, written options and swaps	730
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	87
Net Gain	1,046

Net Increase in Net Assets Resulting from Operations	$5,176

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Consolidated Statements of Changes in Net Assets  CommodityRealReturn™ Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,130	$5,377
Net realized (loss)	(10,163)	(5,027)
Net change in unrealized appreciation (depreciation)	11,209	(4,505)
Net increase (decrease) resulting from operations	5,176	(4,155)

Distributions to Shareholders:
From net investment income
Administrative Class	(3,557)	(7,218)
Advisor Class	(165)	(176)
From net realized capital gains
Administrative Class	0	(705)
Advisor Class	0	(23)

Total Distributions	(3,722)	(8,122)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	53,682	138,795
Advisor Class	9,592	7,074
Issued as reinvestment of distributions
Administrative Class	3,557	7,849
Advisor Class	165	199
Cost of shares redeemed
Administrative Class	(19,591)	(60,877)
Advisor Class	(1,317)	(812)
Net increase resulting from Portfolio share transactions	46,088	92,228

Total Increase in Net Assets	47,542	79,951

Net Assets:
Beginning of period	186,894	106,943
End of period*	$234,436	$186,894

*Including undistributed net investment income of:	$4,277	$3,869

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn™ Strategy Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 6.1%

BANKING & FINANCE 4.7%
American Express Credit Corp.
5.380% due 03/02/2009	$800	$801

Atlantic & Western Re Ltd.
11.599% due 01/09/2009	300	303

Bank of America Corp.
5.510% due 02/17/2009	900	902

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	98

CIT Group, Inc.
5.505% due 01/30/2009	900	899

Citigroup Funding, Inc.
5.320% due 04/23/2009	1,000	1,001

Citigroup, Inc.
5.390% due 12/28/2009	800	801

Credit Agricole S.A.
5.360% due 05/28/2009	1,100	1,101

Ford Motor Credit Co.
6.190% due 09/28/2007	200	200

General Electric Capital Corp.
5.400% due 12/12/2008	100	100

Goldman Sachs Group, Inc.
5.400% due 12/23/2008	900	900
5.450% due 12/22/2008	1,000	1,001

Morgan Stanley
5.467% due 02/09/2009	900	901

Mystic Re Ltd.
15.360% due 06/07/2011	500	501

Rabobank Nederland
5.376% due 01/15/2009	100	100

Residential Reinsurance 2007 Ltd.
12.610% due 06/07/2010	500	501

Spinnaker Capital Ltd.
16.860% due 06/15/2008	300	300

Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008	200	200

Wachovia Bank N.A.
5.430% due 12/02/2010	400	400

		11,010

INDUSTRIALS 0.6%
Caesars Entertainment, Inc.
8.875% due 09/15/2008	300	309

Mandalay Resort Group
6.500% due 07/31/2009	1,000	1,005

		1,314

UTILITIES 0.8%
AT&T, Inc.
5.456% due 02/05/2010	900	902

BellSouth Corp.
4.240% due 04/26/2008	1,100	1,090

		1,992

Total Corporate Bonds & Notes (Cost $14,319)		14,316

CONVERTIBLE BONDS & NOTES 0.5%
Chesapeake Energy Corp.
2.500% due 05/15/2037	1,200	1,230

Total Convertible Bonds & Notes (Cost $1,209)		1,230

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 22.9%
Bank of America N.A.
5.190% due 10/22/2007	$3,000	$3,707

Bear Stearns Cos., Inc.
0.000% due 10/19/2007 (j)	3,000	3,445

Calyon Financial, Inc.
0.000% due 07/16/2007	3,000	2,888

Commonwealth Bank of Australia
5.060% due 07/21/2008	3,000	2,734

Credit Suisse First Boston
5.255% due 01/14/2008 (j)	5,300	6,545

Eksportfinans ASA
0.000% due 06/18/2008	3,500	3,268

Landesbank Baden-Wurttemberg
0.000% due 10/25/2007	3,000	3,615

Merrill Lynch & Co., Inc.
5.360% due 03/24/2008	2,000	2,131

Morgan Stanley
0.000% due 02/06/2008 (j)	13,000	15,027

Natixis Financial Products, Inc.
5.157% due 05/09/2008	4,000	3,892

Svensk ExportKredit AB
0.000% due 05/19/2008	2,000	1,870

UBS AG
0.000% due 03/12/2008	4,000	4,444

Total Commodity Index-Linked Notes (Cost $48,800)		53,566

U.S. GOVERNMENT AGENCIES 10.9%
Fannie Mae
4.187% due 11/01/2034	260	258
4.673% due 05/25/2035	300	296
5.500% due 09/01/2035 - 07/01/2037	12,562	12,118
5.670% due 05/25/2042	25	25
5.950% due 02/25/2044	140	140
6.000% due 07/01/2034 - 07/01/2037	850	842
6.227% due 03/01/2044 - 10/01/2044	610	617

Freddie Mac
4.000% due 03/15/2023 - 10/15/2023	123	121
4.500% due 05/15/2017	69	67
4.550% due 01/01/2034	48	47
5.000% due 02/15/2020	825	813
5.470% due 07/15/2019 - 10/15/2020	4,600	4,596
5.500% due 05/15/2016	1,275	1,275
5.550% due 07/15/2037	4,000	4,000
5.580% due 08/25/2031	5	5
6.227% due 02/25/2045	306	305

Total U.S. Government Agencies (Cost $25,547)		25,525

U.S. TREASURY OBLIGATIONS 99.0%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	19,512	18,536
1.625% due 01/15/2015	544	506
1.875% due 07/15/2013	4,637	4,449
1.875% due 07/15/2015	11,533	10,902
2.000% due 04/15/2012	6,653	6,459
2.000% due 01/15/2014	9,892	9,510
2.000% due 07/15/2014	11,570	11,110
2.000% due 01/15/2016	22,918	21,767
2.000% due 01/15/2026	18,837	17,068
2.375% due 04/15/2011	18,309	18,115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.375% due 01/15/2017	$14,831	$14,485
2.375% due 01/15/2025	26,104	25,109
2.375% due 01/15/2027	10,917	10,488
3.000% due 07/15/2012	12,707	12,957
3.625% due 01/15/2008	257	257
3.625% due 04/15/2028	12,713	14,733
3.875% due 01/15/2009	13,422	13,640
3.875% due 04/15/2029	6,570	7,934
4.250% due 01/15/2010	12,343	12,814

U.S. Treasury Notes
4.500% due 02/28/2011	100	99
4.500% due 11/15/2015	600	579
4.625% due 02/15/2017	600	581

Total U.S. Treasury Obligations (Cost $230,571)		232,098

MORTGAGE-BACKED SECURITIES 1.7%
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	737	738

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	425	417

Countrywide Home Loan Mortgage Pass-Through Trust
3.786% due 11/19/2033	36	34

First Horizon Alternative Mortgage Securities
4.732% due 06/25/2034	50	50

Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	868	868
5.590% due 11/25/2045	35	35

Harborview Mortgage Loan Trust
5.560% due 03/19/2037	146	147

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	100	98

Residential Accredit Loans, Inc.
6.389% due 09/25/2045	435	439

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	77	77
6.429% due 01/25/2035	46	46

Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020	1,100	1,100

Total Mortgage-Backed Securities (Cost $4,047)		4,049

ASSET-BACKED SECURITIES 3.1%
ACE Securities Corp.
5.430% due 10/25/2035	26	26

Argent Securities, Inc.
5.390% due 04/25/2036	40	40
5.400% due 03/25/2036	41	41

Bear Stearns Asset-Backed Securities, Inc.
5.520% due 09/25/2034	11	11

Carrington Mortgage Loan Trust
5.640% due 10/25/2035	729	732

Citigroup Mortgage Loan Trust, Inc.
5.380% due 01/25/2037	608	608
5.400% due 12/25/2035	59	59

Countrywide Asset-Backed Certificates
5.390% due 07/25/2036	26	26
5.390% due 09/25/2036	45	45
5.450% due 07/25/2036	20	20

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	740	740
5.410% due 01/25/2036	109	109

GSAMP Trust
5.390% due 12/25/2036	660	660
5.430% due 11/25/2035	14	14

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Consolidated Schedule of Investments CommodityRealReturn™ Strategy Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Equity Asset Trust
5.400% due 05/25/2036		$41	$41
5.430% due 02/25/2036		14	14

HSI Asset Securitization Corp. Trust
5.400% due 12/25/2035		38	38

Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036		84	84
5.420% due 03/25/2036		15	15

Lehman XS Trust
5.400% due 04/25/2046		143	143
5.400% due 07/25/2046		101	101

Long Beach Mortgage Loan Trust
5.400% due 02/25/2036		15	15

Merrill Lynch Mortgage Investors, Inc.
5.400% due 01/25/2037		11	11

Morgan Stanley ABS Capital I
5.370% due 11/25/2036		1,320	1,321

Nelnet Student Loan Trust
5.445% due 07/25/2016		55	55

Nomura Asset Acceptance Corp.
5.460% due 01/25/2036		26	26

Option One Mortgage Loan Trust
5.370% due 01/25/2037		657	657

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036		5	5

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035		35	35

Securitized Asset-Backed Receivables LLC Trust
5.390% due 10/25/2035		12	12

Soundview Home Equity Loan Trust
5.390% due 03/25/2036		5	5

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038		830	830

Structured Asset Securities Corp.
5.450% due 12/25/2035		77	77

USAA Auto Owner Trust
5.030% due 11/17/2008		9	9

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		699	700

Total Asset-Backed Securities (Cost $7,321)			7,325

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,033

Total Foreign Currency-Denominated Issues (Cost $1,001)			1,033

SHORT-TERM INSTRUMENTS 61.6%

CERTIFICATES OF DEPOSIT 3.2%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$1,600	1,601

BNP Paribas
5.262% due 07/03/2008		500	500

Calyon Financial, Inc.
5.340% due 01/16/2009		800	800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nordea Bank Finland PLC
5.282% due 12/01/2008	$1,100	$1,100
5.308% due 04/09/2009	600	600

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	1,000	1,000

Skandinav Enskilda BK
5.350% due 02/13/2009	900	901

Societe Generale NY
5.270% due 03/26/2008	1,000	1,000

		7,502

COMMERCIAL PAPER 53.3%
ANZ National International Ltd.
5.250% due 09/19/2007	6,600	6,521

Bank of America Corp.
5.210% due 10/04/2007	800	794

Bank of Ireland
5.165% due 11/08/2007	4,400	4,316
5.230% due 11/08/2007	2,300	2,283

Barclays U.S. Funding Corp.
5.235% due 09/26/2007	4,300	4,269
5.240% due 09/26/2007	3,000	2,977

CBA (de) Finance
5.230% due 09/28/2007	100	100
5.260% due 09/28/2007	300	296

Dexia Delaware LLC
5.220% due 09/21/2007	1,100	1,100
5.225% due 09/21/2007	600	597
5.240% due 09/21/2007	5,900	5,831

DnB NORBank ASA
5.225% due 10/12/2007	4,600	4,600
5.350% due 10/12/2007	400	400

Fannie Mae
5.080% due 07/02/2007	400	400

Fortis Funding LLC
5.255% due 09/05/2007	1,100	1,097
5.275% due 09/05/2007	6,500	6,480

Freddie Mac
4.800% due 07/02/2007	11,800	11,800

General Electric Capital Corp.
5.200% due 11/06/2007	1,900	1,892

HBOS Treasury Services PLC
5.225% due 11/13/2007	400	400
5.230% due 09/21/2007	200	199
5.235% due 11/13/2007	4,500	4,463
5.245% due 11/13/2007	400	395
5.250% due 09/21/2007	600	593
5.255% due 11/13/2007	1,400	1,381

Natixis S.A.
5.230% due 09/21/2007	400	397
5.240% due 09/21/2007	6,600	6,575

Rabobank USA Financial Corp.
5.330% due 07/26/2007	2,000	2,000

San Paolo IMI U.S. Financial Co.
5.330% due 08/08/2007	6,400	6,400

Santander Hispano Finance Delaware
5.250% due 09/26/2007	400	395

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.195% due 11/26/2007	$700	$696
5.210% due 11/26/2007	100	98
5.225% due 11/26/2007	2,200	2,188
5.240% due 11/26/2007	1,800	1,779
5.245% due 11/26/2007	2,100	2,075

Stadshypoket Delaware, Inc.
5.230% due 09/11/2007	400	397

Statens Bostadsfin Bank
5.255% due 09/14/2007	7,100	7,021

Svenska Handelsbanken, Inc.
5.185% due 10/09/2007	400	400
5.203% due 10/09/2007	300	298

Swedbank AB
5.225% due 09/06/2007	6,600	6,565

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	6,800	6,800

UBS Finance Delaware LLC
5.230% due 10/23/2007	500	498

Unicredito Italiano SpA
5.185% due 01/22/2008	2,100	2,054
5.200% due 01/22/2008	4,400	4,324

Westpac Banking Corp.
5.195% due 11/05/2007	800	796
5.200% due 11/05/2007	10,200	10,153

		125,093

REPURCHASE AGREEMENTS 2.3%
Lehman Brothers, Inc.
4.000% due 07/02/2007	4,700	4,700
(Dated 06/29/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $4,799. Repurchase proceeds are $4,702.)

State Street Bank and Trust Co.
4.900% due 07/02/2007	404	404
(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $416. Repurchase proceeds are $404.)
4.900% due 07/02/2007	216	216
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $221. Repurchase proceeds are $216.)

		5,320

U.S. TREASURY BILLS 2.8%
4.571% due 08/30/2007 - 09/13/2007 (a)(c)(d)(f)	6,630	6,567

Total Short-Term Instruments (Cost $144,503)		144,482

PURCHASED OPTIONS (h) 0.0%
(Cost $142)		99

Total Investments (e) 206.3% (Cost $477,460)		$483,723

Written Options (i) (0.1%) (Premiums $242)		(188)

Other Assets and Liabilities (Net) (106.2%)		(249,099)

Net Assets 100.0%		$234,436

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $990 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) Securities with an aggregate market value of $534 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $65,003 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $752 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	17	$(5)
90-Day Euribor June Futures	Long	06/2009	17	(4)
90-Day Euribor March Futures	Long	03/2009	17	(5)
90-Day Euribor September Futures	Long	09/2008	17	(5)
90-Day Euro December Futures	Long	12/2007	8	(7)
90-Day Euro December Futures	Long	12/2008	45	(23)
90-Day Euro June Futures	Long	06/2008	37	(43)
90-Day Euro June Futures	Long	06/2009	27	3
90-Day Euro March Futures	Short	03/2008	12	15
90-Day Euro March Futures	Long	03/2009	57	(1)
90-Day Euro September Futures	Long	09/2008	5	1
Japan Government 10-Year Bond September Futures	Long	09/2007	2	3
U.S. Treasury 5-Year Note September Futures	Short	09/2007	83	(23)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	24	(33)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	175	146
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	121	(205)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	64	(123)

				$(309)

(g) Swap agreements outstanding on June 30, 2007:

Commodity Swaps

Counterparty	Type	Commodity Exchange	Pay/Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Short	LMEX Aluminum Hg Futures	Receive	$2,670.000	12/15/2008	1	$(14)
Barclays Bank PLC	Long	LMEX Aluminum Hg Futures	Pay	2,300.000	12/13/2010	1	76
Morgan Stanley	Long	ICEX Brent Crude Futures	Pay	66.000	11/14/2012	31	64
Morgan Stanley	Short	NYMEX Crude Oil Futures	Receive	67.700	11/19/2012	31	(75)

							$51

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	$100	$(1)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	300	(3)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	2,000	0

						$(4)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio (Cont.)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	800	$(6)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,500	(17)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		8,500	(9)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,600	(10)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	3,300	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	500	7
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		1,700	12
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		900	(4)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		5,400	(16)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		600	3
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		1,200	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(7)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		300	2
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		200	19
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		1,100	11
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		400	1
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		400	2
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	2,800	(103)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	93
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	(73)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		600	45
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		500	48
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	76
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		100	(2)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,000	(90)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	600,000	(1)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,100	3
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,600	3
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		4,000	3
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,700	3
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$900	(1)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		2,500	8
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		9,000	19
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		3,600	5
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		6,950	49
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		1,800	9
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		1,800	3
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,300	28
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		500	(1)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		300	11
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		400	1
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,600	26
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		1,300	5
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		17,000	(5)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		700	(9)

							$135

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
AIG International Inc.	Long	Dow Jones-AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	61,983	$78
Morgan Stanley	Long	Dow Jones-AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	246,854	314
Morgan Stanley	Short	Dow Jones-AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	60,115	(76)

						$316

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$106.000	08/24/2007	51	$1	$2
Call - CBOT U.S. Treasury 30-Year Bond September Futures	118.000	08/24/2007	248	5	4
Put - CBOT U.S. Treasury 10-Year Note September Futures	101.000	08/24/2007	95	2	3
Put - CME 90-Day Euro September Futures	91.500	09/17/2007	50	0	0
Put - CME 90-Day Euro September Futures	92.000	09/17/2007	1	0	0

				$8	$9

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$6,000	$34	$7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,000	5	2

							$39	$9

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar	$1.353	06/26/2008	EUR 1,100	$35	$41
Put - OTC Euro versus U.S. dollar	1.353	06/26/2008	1,100	34	28

				$69	$69

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	$87.000	08/21/2007	$20,000	$5	$0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	81.000	09/20/2007	8,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	61.000	09/20/2007	18,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	89.000	08/21/2007	20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2017	71.000	09/27/2007	10,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	64.000	07/25/2007	25,000	6	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 01/15/2009	87.531	09/27/2007	10,000	2	0

				$26	$0

Straddle Options

Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	JPMorgan Chase & Co.	CHF 0.000	09/26/2007	$5,400	$0	$9
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.000	09/26/2007	1,000	0	3

					$0	$12

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	56	$15	$34
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	36	4	2
Call - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/24/2007	25	8	16
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	700,000	16	11
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	1,000,000	43	35
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	56	16	6
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	700,000	22	5
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	1,000,000	82	67

				$206	$176

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$2,000	$25	$7
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,000	11	5

							$36	$12

(j) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	0.000%	10/19/2007	06/22/2007	$3,000	$3,445	1.47%
Credit Suisse First Boston	5.255%	01/14/2008	01/05/2007	5,300	6,546	2.79%
Morgan Stanley	0.000%	02/06/2008	01/25/2007	13,000	15,027	6.41%

				$21,300	$25,018	10.67%

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Consolidated Schedule of Investments CommodityRealReturn™ Strategy Portfolio (Cont.)	June 30, 2007 (Unaudited)

(k) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Treasury Inflation Protected Securities	2.375%	01/15/2017	$103	$100	$101
Treasury Inflation Protected Securities	2.500%	07/15/2016	1,951	1,920	1,930

				$2,020	$2,031

(3) Market value includes $1 of interest payable on short sales.

(l) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1	07/2007	$0	$0	$0
Buy	BRL	1,096	10/2007	1	(4)	(3)
Sell	CAD	148	08/2007	0	(1)	(1)
Sell	CHF	222	09/2007	0	0	0
Buy	CNY	16,113	01/2008	11	0	11
Buy		18,891	03/2008	0	(14)	(14)
Buy		1,182	03/2009	0	0	0
Sell	EUR	458	07/2007	0	(6)	(6)
Sell	GBP	888	08/2007	0	(9)	(9)
Sell	JPY	17,760	07/2007	2	0	2
Buy	KRW	35,197	07/2007	0	0	0
Buy		487,662	09/2007	2	0	2
Buy	MXN	4,936	09/2007	1	(1)	0
Buy		1,222	03/2008	1	0	1
Buy	PLN	1,599	09/2007	10	0	10
Buy	RUB	14,607	01/2008	5	0	5
Buy	SGD	810	07/2007	2	0	2
Sell		810	07/2007	0	(3)	(3)
Buy		58	08/2007	0	0	0
Buy		806	10/2007	3	0	3

				$38	$(38)	$0

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The CommodityRealReturn™ Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation Portfolio  securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	PLN	Polish Zloty
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	Great British Pound

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed  Bonds The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(n) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Commodities Index-Linked/Structured Notes  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 22.9% of the Portfolio’s net assets and resulted in unrealized appreciation of $4,766,210.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

3.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN™ STRATEGY PORTFOLIO

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of June 30, 2007, net assets of the Portfolio were approximately $234 million, of which approximately $16 million, or roughly 6.8%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses;

(vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its administrative fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of such Portfolio’s advisory fee, service fees, distribution fees (with respect to Advisor Class only), administrative fees and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2007, the recoverable amount to the Administrator was $1,758.

(f) Acquired Fund Fees and Expenses  The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2007, the amount was $100,253.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,485,087	$1,443,588	$84,138	$52,868

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2006	2,000,034	$13,200	$218
Sales	1,400,297	3,000	160
Closing Buys	0	(9,000)	(74)
Expirations	(158)	(4,200)	(62)
Exercised	0	0	0
Balance at 06/30/2007	3,400,173	$3,000	$242

9.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	4,675	$53,682	11,598	$138,795
Advisor Class	823	9,592	588	7,074

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount
Issued as reinvestment of distributions
Administrative Class	307	$3,557	689	$7,849
Advisor Class	14	165	18	199
Cost of shares redeemed
Administrative Class	(1,699)	(19,591)	(5,022)	(60,877)
Advisor Class	(116)	(1,317)	(68)	(812)
Net increase resulting from Portfolio share transactions	4,004	$46,088	7,803	$92,228

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	5	84
Advisor Class	5	100

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

11.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 7,230	$ (967)	$ 6,263

Semiannual Report	June 30, 2007	21

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

22	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

CommodityRealReturn™ Strategy Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the CommodityRealReturn™ Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, and subsidiary risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodities future contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

2	PIMCO Variable Insurance Trust

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO CommodityRealReturn™ Strategy Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Treasury Obligations	48.0%
Short-Term Instruments	29.9%
Commodity Index- Linked Notes	11.1%
U.S. Government Agencies	5.3%
Corporate Bonds & Notes	3.0%
Other	2.7%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (02/28/06)
PIMCO CommodityRealReturn™ Strategy Portfolio Advisor Class	2.62%	-0.18%	3.11%
Dow Jones-AIG Commodity Total Return Index±	4.46%	2.94%	8.64%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,026.23	$1,020.08
Expenses Paid During Period†	$4.77	$4.76

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn™ Strategy Portfolio seeks to achieve its investment objective by investing under normal circumstances primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»	Commodities generally gained during the period, which enhanced total return performance of the Portfolio.

»

The Portfolio’s use of Treasury Inflation-Protected Securities (“TIPS”) as collateral was negative for performance in the first half of the year as TIPS underperformed the assumed Treasury Bill collateral rate embedded in the Dow Jones-AIG Commodity Total Return Index.

»

Above-index U.S. real duration in the first half of the period was positive for performance as real yields decreased. Below-index U.S. real duration in the second half of the period was also positive for performance as real yields increased.

»	An emphasis on nominal bonds in the Eurozone benefited performance as nominal bonds outperformed inflation-linked bonds in the region.

»	Modest exposure to U.K. nominal bonds was negative for performance due to rising interest rates and a tightening bias from the Bank of England.

»	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  CommodityRealReturn™ Strategy Portfolio

Selected per Share Data for the Period Ended:	06/30/2007+		02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of period	$11.30		$11.68
Net investment income (a)	0.22		0.34
Net realized/unrealized gain (loss) on investments (a)	0.08		(0.16)
Total income from investment operations	0.30		0.18
Dividends from net investment income	(0.19)		(0.51)
Distributions from net realized capital gains	0.00		(0.05)
Total distributions	(0.19)		(0.56)
Net asset value end of period	$11.41		$11.30
Total return	2.62%		1.51%
Net assets end of period (000s)	$14,371		$6,084
Ratio of expenses to average net assets	0.95	%*(b)	1.03%*
Ratio of expenses to average net assets excluding interest expense	0.95	%*(b)	1.03%*
Ratio of net investment income to average net assets	3.89	%*	3.50%*
Portfolio turnover rate	489%		993%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.04%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Consolidated Statement of Assets and Liabilities  CommodityRealReturn™ Strategy Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007 (Unaudited)

Assets:
Investments, at value	$483,723
Cash	394
Foreign currency, at value	1,058
Receivable for investments sold	2,022
Receivable for investments sold on a delayed-delivery basis	199
Receivable for Portfolio shares sold	1,055
Interest and dividends receivable	753
Variation margin receivable	5
Swap premiums paid	406
Unrealized appreciation on foreign currency contracts	38
Unrealized appreciation on swap agreements	1,027
Other assets	23
490,703

Liabilities:
Payable for investments purchased	$12,097
Payable for investments purchased on a delayed-delivery basis	235,316
Payable for Portfolio shares redeemed	3,599
Payable for short sales	2,031
Written options outstanding	188
Accrued investment advisory fee	104
Accrued administration fee	53
Accrued distribution fee	3
Accrued servicing fee	31
Variation margin payable	231
Recoupment payable to Manager	3
Swap premiums received	1,420
Unrealized depreciation on foreign currency contracts	38
Unrealized depreciation on swap agreements	529
Other liabilities	624
256,267

Net Assets	$234,436

Net Assets Consist of:
Paid in capital	$242,206
Undistributed net investment income	4,277
Accumulated undistributed net realized (loss)	(17,947)
Net unrealized appreciation	5,900
$234,436

Net Assets:
Administrative Class	$220,065
Advisor Class	14,371

Shares Issued and Outstanding:
Administrative Class	19,275
Advisor Class	1,259

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$11.42
Advisor Class	11.41

Cost of Investments Owned	$477,460
Cost of Foreign Currency Held	$1,055
Proceeds Received on Short Sales	$2,020
Premiums Received on Written Options	$242

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Statement of Operations  CommodityRealReturn™ Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest	$5,022
Miscellaneous income	2
Total Income	5,024

Expenses:
Investment advisory fees	550
Administration fees	276
Servicing fees – Administrative Class	149
Distribution and/or servicing fees – Advisor Class	11
Trustees’ fees	2
Interest expense	2
Miscellaneous expense	4
Total Expenses	994
Reimbursement by Manager	(100)
Net Expenses	894

Net Investment Income	4,130

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(8,904)
Net realized (loss) on futures contracts, written options and swaps	(1,147)
Net realized (loss) on foreign currency transactions	(112)
Net change in unrealized appreciation on investments	10,392
Net change in unrealized appreciation on futures contracts, written options and swaps	730
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	87
Net Gain	1,046

Net Increase in Net Assets Resulting from Operations	$5,176

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Consolidated Statements of Changes in Net Assets  CommodityRealReturn™ Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,130	$5,377
Net realized (loss)	(10,163)	(5,027)
Net change in unrealized appreciation (depreciation)	11,209	(4,505)
Net increase (decrease) resulting from operations	5,176	(4,155)

Distributions to Shareholders:
From net investment income
Administrative Class	(3,557)	(7,218)
Advisor Class	(165)	(176)
From net realized capital gains
Administrative Class	0	(705)
Advisor Class	0	(23)

Total Distributions	(3,722)	(8,122)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	53,682	138,795
Advisor Class	9,592	7,074
Issued as reinvestment of distributions
Administrative Class	3,557	7,849
Advisor Class	165	199
Cost of shares redeemed
Administrative Class	(19,591)	(60,877)
Advisor Class	(1,317)	(812)
Net increase resulting from Portfolio share transactions	46,088	92,228

Total Increase in Net Assets	47,542	79,951

Net Assets:
Beginning of period	186,894	106,943
End of period*	$234,436	$186,894

*Including undistributed net investment income of:	$4,277	$3,869

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn™ Strategy Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 6.1%

BANKING & FINANCE 4.7%
American Express Credit Corp.
5.380% due 03/02/2009	$800	$801

Atlantic & Western Re Ltd.
11.599% due 01/09/2009	300	303

Bank of America Corp.
5.510% due 02/17/2009	900	902

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	98

CIT Group, Inc.
5.505% due 01/30/2009	900	899

Citigroup Funding, Inc.
5.320% due 04/23/2009	1,000	1,001

Citigroup, Inc.
5.390% due 12/28/2009	800	801

Credit Agricole S.A.
5.360% due 05/28/2009	1,100	1,101

Ford Motor Credit Co.
6.190% due 09/28/2007	200	200

General Electric Capital Corp.
5.400% due 12/12/2008	100	100

Goldman Sachs Group, Inc.
5.400% due 12/23/2008	900	900
5.450% due 12/22/2008	1,000	1,001

Morgan Stanley
5.467% due 02/09/2009	900	901

Mystic Re Ltd.
15.360% due 06/07/2011	500	501

Rabobank Nederland
5.376% due 01/15/2009	100	100

Residential Reinsurance 2007 Ltd.
12.610% due 06/07/2010	500	501

Spinnaker Capital Ltd.
16.860% due 06/15/2008	300	300

Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008	200	200

Wachovia Bank N.A.
5.430% due 12/02/2010	400	400

		11,010

INDUSTRIALS 0.6%
Caesars Entertainment, Inc.
8.875% due 09/15/2008	300	309

Mandalay Resort Group
6.500% due 07/31/2009	1,000	1,005

		1,314

UTILITIES 0.8%
AT&T, Inc.
5.456% due 02/05/2010	900	902

BellSouth Corp.
4.240% due 04/26/2008	1,100	1,090

		1,992

Total Corporate Bonds & Notes (Cost $14,319)		14,316

CONVERTIBLE BONDS & NOTES 0.5%
Chesapeake Energy Corp.
2.500% due 05/15/2037	1,200	1,230

Total Convertible Bonds & Notes (Cost $1,209)		1,230

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMODITY INDEX-LINKED NOTES 22.9%
Bank of America N.A.
5.190% due 10/22/2007	$3,000	$3,707

Bear Stearns Cos., Inc.
0.000% due 10/19/2007 (j)	3,000	3,445

Calyon Financial, Inc.
0.000% due 07/16/2007	3,000	2,888

Commonwealth Bank of Australia
5.060% due 07/21/2008	3,000	2,734

Credit Suisse First Boston
5.255% due 01/14/2008 (j)	5,300	6,545

Eksportfinans ASA
0.000% due 06/18/2008	3,500	3,268

Landesbank Baden-Wurttemberg
0.000% due 10/25/2007	3,000	3,615

Merrill Lynch & Co., Inc.
5.360% due 03/24/2008	2,000	2,131

Morgan Stanley
0.000% due 02/06/2008 (j)	13,000	15,027

Natixis Financial Products, Inc.
5.157% due 05/09/2008	4,000	3,892

Svensk ExportKredit AB
0.000% due 05/19/2008	2,000	1,870

UBS AG
0.000% due 03/12/2008	4,000	4,444

Total Commodity Index-Linked Notes (Cost $48,800)		53,566

U.S. GOVERNMENT AGENCIES 10.9%
Fannie Mae
4.187% due 11/01/2034	260	258
4.673% due 05/25/2035	300	296
5.500% due 09/01/2035 - 07/01/2037	12,562	12,118
5.670% due 05/25/2042	25	25
5.950% due 02/25/2044	140	140
6.000% due 07/01/2034 - 07/01/2037	850	842
6.227% due 03/01/2044 - 10/01/2044	610	617

Freddie Mac
4.000% due 03/15/2023 - 10/15/2023	123	121
4.500% due 05/15/2017	69	67
4.550% due 01/01/2034	48	47
5.000% due 02/15/2020	825	813
5.470% due 07/15/2019 - 10/15/2020	4,600	4,596
5.500% due 05/15/2016	1,275	1,275
5.550% due 07/15/2037	4,000	4,000
5.580% due 08/25/2031	5	5
6.227% due 02/25/2045	306	305

Total U.S. Government Agencies (Cost $25,547)		25,525

U.S. TREASURY OBLIGATIONS 99.0%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	19,512	18,536
1.625% due 01/15/2015	544	506
1.875% due 07/15/2013	4,637	4,449
1.875% due 07/15/2015	11,533	10,902
2.000% due 04/15/2012	6,653	6,459
2.000% due 01/15/2014	9,892	9,510
2.000% due 07/15/2014	11,570	11,110
2.000% due 01/15/2016	22,918	21,767
2.000% due 01/15/2026	18,837	17,068
2.375% due 04/15/2011	18,309	18,115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.375% due 01/15/2017	$14,831	$14,485
2.375% due 01/15/2025	26,104	25,109
2.375% due 01/15/2027	10,917	10,488
3.000% due 07/15/2012	12,707	12,957
3.625% due 01/15/2008	257	257
3.625% due 04/15/2028	12,713	14,733
3.875% due 01/15/2009	13,422	13,640
3.875% due 04/15/2029	6,570	7,934
4.250% due 01/15/2010	12,343	12,814

U.S. Treasury Notes
4.500% due 02/28/2011	100	99
4.500% due 11/15/2015	600	579
4.625% due 02/15/2017	600	581

Total U.S. Treasury Obligations (Cost $230,571)		232,098

MORTGAGE-BACKED SECURITIES 1.7%
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	737	738

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	425	417

Countrywide Home Loan Mortgage Pass-Through Trust
3.786% due 11/19/2033	36	34

First Horizon Alternative Mortgage Securities
4.732% due 06/25/2034	50	50

Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	868	868
5.590% due 11/25/2045	35	35

Harborview Mortgage Loan Trust
5.560% due 03/19/2037	146	147

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	100	98

Residential Accredit Loans, Inc.
6.389% due 09/25/2045	435	439

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	77	77
6.429% due 01/25/2035	46	46

Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020	1,100	1,100

Total Mortgage-Backed Securities (Cost $4,047)		4,049

ASSET-BACKED SECURITIES 3.1%
ACE Securities Corp.
5.430% due 10/25/2035	26	26

Argent Securities, Inc.
5.390% due 04/25/2036	40	40
5.400% due 03/25/2036	41	41

Bear Stearns Asset-Backed Securities, Inc.
5.520% due 09/25/2034	11	11

Carrington Mortgage Loan Trust
5.640% due 10/25/2035	729	732

Citigroup Mortgage Loan Trust, Inc.
5.380% due 01/25/2037	608	608
5.400% due 12/25/2035	59	59

Countrywide Asset-Backed Certificates
5.390% due 07/25/2036	26	26
5.390% due 09/25/2036	45	45
5.450% due 07/25/2036	20	20

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	740	740
5.410% due 01/25/2036	109	109

GSAMP Trust
5.390% due 12/25/2036	660	660
5.430% due 11/25/2035	14	14

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Consolidated Schedule of Investments CommodityRealReturn™ Strategy Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Equity Asset Trust
5.400% due 05/25/2036		$41	$41
5.430% due 02/25/2036		14	14

HSI Asset Securitization Corp. Trust
5.400% due 12/25/2035		38	38

Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036		84	84
5.420% due 03/25/2036		15	15

Lehman XS Trust
5.400% due 04/25/2046		143	143
5.400% due 07/25/2046		101	101

Long Beach Mortgage Loan Trust
5.400% due 02/25/2036		15	15

Merrill Lynch Mortgage Investors, Inc.
5.400% due 01/25/2037		11	11

Morgan Stanley ABS Capital I
5.370% due 11/25/2036		1,320	1,321

Nelnet Student Loan Trust
5.445% due 07/25/2016		55	55

Nomura Asset Acceptance Corp.
5.460% due 01/25/2036		26	26

Option One Mortgage Loan Trust
5.370% due 01/25/2037		657	657

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036		5	5

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035		35	35

Securitized Asset-Backed Receivables LLC Trust
5.390% due 10/25/2035		12	12

Soundview Home Equity Loan Trust
5.390% due 03/25/2036		5	5

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038		830	830

Structured Asset Securities Corp.
5.450% due 12/25/2035		77	77

USAA Auto Owner Trust
5.030% due 11/17/2008		9	9

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		699	700

Total Asset-Backed Securities (Cost $7,321)			7,325

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,033

Total Foreign Currency-Denominated Issues (Cost $1,001)			1,033

SHORT-TERM INSTRUMENTS 61.6%

CERTIFICATES OF DEPOSIT 3.2%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$1,600	1,601

BNP Paribas
5.262% due 07/03/2008		500	500

Calyon Financial, Inc.
5.340% due 01/16/2009		800	800

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nordea Bank Finland PLC
5.282% due 12/01/2008	$1,100	$1,100
5.308% due 04/09/2009	600	600

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	1,000	1,000

Skandinav Enskilda BK
5.350% due 02/13/2009	900	901

Societe Generale NY
5.270% due 03/26/2008	1,000	1,000

		7,502

COMMERCIAL PAPER 53.3%
ANZ National International Ltd.
5.250% due 09/19/2007	6,600	6,521

Bank of America Corp.
5.210% due 10/04/2007	800	794

Bank of Ireland
5.165% due 11/08/2007	4,400	4,316
5.230% due 11/08/2007	2,300	2,283

Barclays U.S. Funding Corp.
5.235% due 09/26/2007	4,300	4,269
5.240% due 09/26/2007	3,000	2,977

CBA (de) Finance
5.230% due 09/28/2007	100	100
5.260% due 09/28/2007	300	296

Dexia Delaware LLC
5.220% due 09/21/2007	1,100	1,100
5.225% due 09/21/2007	600	597
5.240% due 09/21/2007	5,900	5,831

DnB NORBank ASA
5.225% due 10/12/2007	4,600	4,600
5.350% due 10/12/2007	400	400

Fannie Mae
5.080% due 07/02/2007	400	400

Fortis Funding LLC
5.255% due 09/05/2007	1,100	1,097
5.275% due 09/05/2007	6,500	6,480

Freddie Mac
4.800% due 07/02/2007	11,800	11,800

General Electric Capital Corp.
5.200% due 11/06/2007	1,900	1,892

HBOS Treasury Services PLC
5.225% due 11/13/2007	400	400
5.230% due 09/21/2007	200	199
5.235% due 11/13/2007	4,500	4,463
5.245% due 11/13/2007	400	395
5.250% due 09/21/2007	600	593
5.255% due 11/13/2007	1,400	1,381

Natixis S.A.
5.230% due 09/21/2007	400	397
5.240% due 09/21/2007	6,600	6,575

Rabobank USA Financial Corp.
5.330% due 07/26/2007	2,000	2,000

San Paolo IMI U.S. Financial Co.
5.330% due 08/08/2007	6,400	6,400

Santander Hispano Finance Delaware
5.250% due 09/26/2007	400	395

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.195% due 11/26/2007	$700	$696
5.210% due 11/26/2007	100	98
5.225% due 11/26/2007	2,200	2,188
5.240% due 11/26/2007	1,800	1,779
5.245% due 11/26/2007	2,100	2,075

Stadshypoket Delaware, Inc.
5.230% due 09/11/2007	400	397

Statens Bostadsfin Bank
5.255% due 09/14/2007	7,100	7,021

Svenska Handelsbanken, Inc.
5.185% due 10/09/2007	400	400
5.203% due 10/09/2007	300	298

Swedbank AB
5.225% due 09/06/2007	6,600	6,565

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	6,800	6,800

UBS Finance Delaware LLC
5.230% due 10/23/2007	500	498

Unicredito Italiano SpA
5.185% due 01/22/2008	2,100	2,054
5.200% due 01/22/2008	4,400	4,324

Westpac Banking Corp.
5.195% due 11/05/2007	800	796
5.200% due 11/05/2007	10,200	10,153

		125,093

REPURCHASE AGREEMENTS 2.3%
Lehman Brothers, Inc.
4.000% due 07/02/2007	4,700	4,700
(Dated 06/29/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $4,799. Repurchase proceeds are $4,702.)

State Street Bank and Trust Co.
4.900% due 07/02/2007	404	404
(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $416. Repurchase proceeds are $404.)
4.900% due 07/02/2007	216	216
(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.125% due 10/19/2007 valued at $221. Repurchase proceeds are $216.)

		5,320

U.S. TREASURY BILLS 2.8%
4.571% due 08/30/2007 - 09/13/2007 (a)(c)(d)(f)	6,630	6,567

Total Short-Term Instruments (Cost $144,503)		144,482

PURCHASED OPTIONS (h) 0.0%
(Cost $142)		99

Total Investments (e) 206.3% (Cost $477,460)		$483,723

Written Options (i) (0.1%) (Premiums $242)		(188)

Other Assets and Liabilities (Net) (106.2%)		(249,099)

Net Assets 100.0%		$234,436

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $990 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) Securities with an aggregate market value of $534 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $65,003 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $752 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	17	$(5)
90-Day Euribor June Futures	Long	06/2009	17	(4)
90-Day Euribor March Futures	Long	03/2009	17	(5)
90-Day Euribor September Futures	Long	09/2008	17	(5)
90-Day Euro December Futures	Long	12/2007	8	(7)
90-Day Euro December Futures	Long	12/2008	45	(23)
90-Day Euro June Futures	Long	06/2008	37	(43)
90-Day Euro June Futures	Long	06/2009	27	3
90-Day Euro March Futures	Short	03/2008	12	15
90-Day Euro March Futures	Long	03/2009	57	(1)
90-Day Euro September Futures	Long	09/2008	5	1
Japan Government 10-Year Bond September Futures	Long	09/2007	2	3
U.S. Treasury 5-Year Note September Futures	Short	09/2007	83	(23)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	24	(33)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	175	146
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	121	(205)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	64	(123)

				$(309)

(g) Swap agreements outstanding on June 30, 2007:

Commodity Swaps

Counterparty	Type	Commodity Exchange	Pay/Receive Commodity Exchange	Fixed Price Per Unit	Expiration Date	Units	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Short	LMEX Aluminum Hg Futures	Receive	$2,670.000	12/15/2008	1	$(14)
Barclays Bank PLC	Long	LMEX Aluminum Hg Futures	Pay	2,300.000	12/13/2010	1	76
Morgan Stanley	Long	ICEX Brent Crude Futures	Pay	66.000	11/14/2012	31	64
Morgan Stanley	Short	NYMEX Crude Oil Futures	Receive	67.700	11/19/2012	31	(75)

							$51

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%	06/20/2012	$100	$(1)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%	06/20/2012	300	(3)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.260%	12/20/2007	2,000	0

						$(4)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Consolidated Schedule of Investments  CommodityRealReturn™ Strategy Portfolio (Cont.)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	800	$(6)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,500	(17)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		8,500	(9)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,600	(10)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	3,300	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	500	7
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		1,700	12
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		900	(4)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		5,400	(16)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		600	3
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		1,200	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		700	(7)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		300	2
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		200	19
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		1,100	11
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		400	1
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		400	2
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	2,800	(103)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	93
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	(73)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		600	45
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		500	48
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	76
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		100	(2)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,000	(90)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	600,000	(1)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,100	3
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		8,600	3
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		4,000	3
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,700	3
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$900	(1)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		2,500	8
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		9,000	19
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		3,600	5
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		6,950	49
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		1,800	9
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		1,800	3
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,300	28
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		500	(1)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		300	11
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		400	1
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		1,600	26
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		1,300	5
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		17,000	(5)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		700	(9)

							$135

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
AIG International Inc.	Long	Dow Jones-AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	61,983	$78
Morgan Stanley	Long	Dow Jones-AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	246,854	314
Morgan Stanley	Short	Dow Jones-AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	07/27/2007	60,115	(76)

						$316

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$106.000	08/24/2007	51	$1	$2
Call - CBOT U.S. Treasury 30-Year Bond September Futures	118.000	08/24/2007	248	5	4
Put - CBOT U.S. Treasury 10-Year Note September Futures	101.000	08/24/2007	95	2	3
Put - CME 90-Day Euro September Futures	91.500	09/17/2007	50	0	0
Put - CME 90-Day Euro September Futures	92.000	09/17/2007	1	0	0

				$8	$9

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$6,000	$34	$7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,000	5	2

							$39	$9

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. dollar	$1.353	06/26/2008	EUR 1,100	$35	$41
Put - OTC Euro versus U.S. dollar	1.353	06/26/2008	1,100	34	28

				$69	$69

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	$87.000	08/21/2007	$20,000	$5	$0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	81.000	09/20/2007	8,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	61.000	09/20/2007	18,000	4	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	89.000	08/21/2007	20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2017	71.000	09/27/2007	10,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	64.000	07/25/2007	25,000	6	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 01/15/2009	87.531	09/27/2007	10,000	2	0

				$26	$0

Straddle Options

Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	JPMorgan Chase & Co.	CHF 0.000	09/26/2007	$5,400	$0	$9
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.000	09/26/2007	1,000	0	3

					$0	$12

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	56	$15	$34
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	36	4	2
Call - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/24/2007	25	8	16
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	700,000	16	11
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	1,000,000	43	35
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	56	16	6
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	700,000	22	5
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	1,000,000	82	67

				$206	$176

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$2,000	$25	$7
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	1,000	11	5

							$36	$12

(j) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	0.000%	10/19/2007	06/22/2007	$3,000	$3,445	1.47%
Credit Suisse First Boston	5.255%	01/14/2008	01/05/2007	5,300	6,546	2.79%
Morgan Stanley	0.000%	02/06/2008	01/25/2007	13,000	15,027	6.41%

				$21,300	$25,018	10.67%

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Consolidated Schedule of Investments CommodityRealReturn™ Strategy Portfolio (Cont.)	June 30, 2007 (Unaudited)

(k) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Treasury Inflation Protected Securities	2.375%	01/15/2017	$103	$100	$101
Treasury Inflation Protected Securities	2.500%	07/15/2016	1,951	1,920	1,930

				$2,020	$2,031

(3) Market value includes $1 of interest payable on short sales.

(l) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1	07/2007	$0	$0	$0
Buy	BRL	1,096	10/2007	1	(4)	(3)
Sell	CAD	148	08/2007	0	(1)	(1)
Sell	CHF	222	09/2007	0	0	0
Buy	CNY	16,113	01/2008	11	0	11
Buy		18,891	03/2008	0	(14)	(14)
Buy		1,182	03/2009	0	0	0
Sell	EUR	458	07/2007	0	(6)	(6)
Sell	GBP	888	08/2007	0	(9)	(9)
Sell	JPY	17,760	07/2007	2	0	2
Buy	KRW	35,197	07/2007	0	0	0
Buy		487,662	09/2007	2	0	2
Buy	MXN	4,936	09/2007	1	(1)	0
Buy		1,222	03/2008	1	0	1
Buy	PLN	1,599	09/2007	10	0	10
Buy	RUB	14,607	01/2008	5	0	5
Buy	SGD	810	07/2007	2	0	2
Sell		810	07/2007	0	(3)	(3)
Buy		58	08/2007	0	0	0
Buy		806	10/2007	3	0	3

				$38	$(38)	$0

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The CommodityRealReturn™ Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation Portfolio  securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	PLN	Polish Zloty
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	Great British Pound

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed  Bonds The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(n) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Commodities Index-Linked/Structured Notes  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 22.9% of the Portfolio’s net assets and resulted in unrealized appreciation of $4,766,210.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

3.  BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN™ STRATEGY PORTFOLIO

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of June 30, 2007, net assets of the Portfolio were approximately $234 million, of which approximately $16 million, or roughly 6.8%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses;

(vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its administrative fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of such Portfolio’s advisory fee, service fees, distribution fees (with respect to Advisor Class only), administrative fees and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2007, the recoverable amount to the Administrator was $1,758.

(f) Acquired Fund Fees and Expenses  The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended June 30, 2007, the amount was $100,253.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,485,087	$1,443,588	$84,138	$52,868

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2006	2,000,034	$13,200	$218
Sales	1,400,297	3,000	160
Closing Buys	0	(9,000)	(74)
Expirations	(158)	(4,200)	(62)
Exercised	0	0	0
Balance at 06/30/2007	3,400,173	$3,000	$242

9.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	4,675	$53,682	11,598	$138,795
Advisor Class	823	9,592	588	7,074

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount
Issued as reinvestment of distributions
Administrative Class	307	$3,557	689	$7,849
Advisor Class	14	165	18	199
Cost of shares redeemed
Administrative Class	(1,699)	(19,591)	(5,022)	(60,877)
Advisor Class	(116)	(1,317)	(68)	(812)
Net increase resulting from Portfolio share transactions	4,004	$46,088	7,803	$92,228

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	5	84
Advisor Class	5	100

10.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

11.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 7,230	$ (967)	$ 6,263

Semiannual Report	June 30, 2007	21

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

22	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Russia	19.9%
Short-Term Instruments	18.0%
Brazil	17.9%
Mexico	7.7%
Venezuela	5.7%
Other	30.8%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (09/30/02)
PIMCO Emerging Markets Bond Portfolio Administrative Class	1.50%	12.35%	17.08%
JPMorgan Emerging Markets Bond Index Global±	0.94%	11.68%	14.98%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± JPMorgan Emerging Markets Bond Index Global is an unmanaged index which tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,015.01	$1,019.64
Expenses Paid During Period†	$5.20	$5.21

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

»

An overweight position in Brazil benefited performance. The JPMorgan EMBIG Brazil sub-index returned 3.1% for the period, outperforming the broader emerging markets sector, as represented by the JPMorgan EMBIG Index, which returned 0.9% for the same period.

»	An underweight to Venezuela helped relative performance. The JPMorgan EMBIG Venezuela sub-index declined 10.1% for the period.

»	An overweight position in Russia detracted from relative performance. However, emphasizing Russian corporate bonds helped performance as corporates outperformed sovereign bonds during the period.

»	A tactical allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar over the period.

»

Off-benchmark allocations to emerging local markets helped the Portfolio’s performance as emerging markets local bonds, represented by the JPMorgan GBI EM Global Diversified Index, outperformed emerging markets external debt, represented by the JPMorgan Emerging Markets Bond Index Global, in the first half of the year.

»	An underweight to Ecuador detracted from performance as Ecuador spreads tightened during the period.

»

An underweight to Turkey detracted from performance. The JPMorgan EMBIG Turkey sub-index returned 3.2% for the period, outperforming the broader emerging markets sector, as represented by the JPMorgan EMBIG Index.

4	PIMCO Variable Insurance Trust

Financial Highlights  Emerging Markets Bond Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	09/30/2002-12/31/2002

Administrative Class
Net asset value beginning of year or period	$13.96	$13.66	$13.21	$12.97	$11.48	$10.00
Net investment income (a)	0.36	0.70	0.67	0.48	0.62	0.18
Net realized/unrealized gain (loss) on investments (a)	(0.14)	0.52	0.71	1.03	2.90	1.48
Total income from investment operations	0.22	1.22	1.38	1.51	3.52	1.66
Dividends from net investment income	(0.40)	(0.73)	(0.68)	(0.51)	(0.65)	(0.18)
Distributions from net realized capital gains	0.00	(0.19)	(0.25)	(0.76)	(1.38)	0.00
Total distributions	(0.40)	(0.92)	(0.93)	(1.27)	(2.03)	(0.18)
Net asset value end of year or period	$13.78	$13.96	$13.66	$13.21	$12.97	$11.48
Total return	1.50%	9.25%	10.75%	12.11%	31.64%	16.65%
Net assets end of year or period (000s)	$191,611	$207,298	$133,142	$64,598	$50,954	$32,767
Ratio of expenses to average net assets	1.04%*	1.00%	1.00%	1.01%	1.04%	1.02	%*(b)
Ratio of expenses to average net assets excluding interest expense	1.04%*	1.00%	1.00%	1.00%	1.00%	1.00	%*(b)
Ratio of net investment income to average net assets	5.19%*	5.15%	5.01%	3.70%	4.78%	6.58	%*
Portfolio turnover rate	100%	283%	242%	484%	451%	91%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.11%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Emerging Markets Bond Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$191,377
Cash	94
Foreign currency, at value	166
Receivable for investments sold	3,483
Receivable for Portfolio shares sold	69
Interest and dividends receivable	3,435
Variation margin receivable	24
Swap premiums paid	400
Unrealized appreciation on foreign currency contracts	229
Unrealized appreciation on swap agreements	2,038
201,315

Liabilities:
Payable for investments purchased	$1,670
Payable for investments purchased on a delayed-delivery basis	4,860
Payable for Portfolio shares redeemed	330
Payable for short sales	631
Written options outstanding	645
Dividends payable	1
Accrued investment advisory fee	72
Accrued administration fee	64
Accrued servicing fee	22
Swap premiums received	655
Unrealized depreciation on foreign currency contracts	42
Unrealized depreciation on swap agreements	75
Other liabilities	17
9,084

Net Assets	$192,231

Net Assets Consist of:
Paid in capital	$178,681
Undistributed net investment income	1,904
Accumulated undistributed net realized gain	6,426
Net unrealized appreciation	5,220
$192,231

Net Assets:
Administrative Class	191,611
Advisor Class	620

Shares Issued and Outstanding:
Administrative Class	13,908
Advisor Class	45

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$13.78
Advisor Class	13.78

Cost of Investments Owned	$189,066
Cost of Foreign Currency Held	$166
Proceeds Received on Short Sales	$620
Premiums Received on Written Options	$1,500

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest, net of foreign taxes*	$6,283
Total Income	6,283

Expenses:
Investment advisory fees	451
Administration fees	401
Servicing fees – Administrative Class	150
Distribution and/or servicing fees – Advisor Class	1
Trustees’ fees	2
Interest expense	5
Miscellaneous expense	42
Total Expenses	1,052

Net Investment Income	5,231

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,813
Net realized gain on futures contracts, written options and swaps	29
Net realized gain on foreign currency transactions	248
Net change in unrealized (depreciation) on investments	(5,157)
Net change in unrealized appreciation on futures contracts, written options and swaps	335
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	101
Net (Loss)	(1,631)

Net Increase in Net Assets Resulting from Operations	$3,600

*Foreign tax withholding	$16

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,231	$8,825
Net realized gain	3,090	4,766
Net change in unrealized appreciation (depreciation)	(4,721)	2,492
Net increase resulting from operations	3,600	16,083

Distributions to Shareholders:
From net investment income
Administrative Class	(5,654)	(9,150)
Advisor Class	(16)	(8)
From net realized capital gains
Administrative Class	0	(2,742)
Advisor Class	0	(6)

Total Distributions	(5,670)	(11,906)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	30,794	97,460
Advisor Class	260	481
Issued as reinvestment of distributions
Administrative Class	5,653	11,892
Advisor Class	16	14
Cost of shares redeemed
Administrative Class	(50,072)	(39,361)
Advisor Class	(117)	(38)
Net increase (decrease) resulting from Portfolio share transactions	(13,466)	70,448

Total Increase (Decrease) in Net Assets	(15,536)	74,625

Net Assets:
Beginning of period	207,767	133,142
End of period*	$192,231	$207,767

*Including undistributed net investment income of:	$1,904	$2,343

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Portfolio	June 30, 2007 (Unaudited)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 4.0%
Argentina Bonos
5.475% due 08/03/2012		$10,690	$7,639

Total Argentina (Cost $7,590)			7,639

BERMUDA 0.3%
BW Group Ltd.
6.625% due 06/28/2017		$480	482

Total Bermuda (Cost $477)			482

BRAZIL 17.9%
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,100	920

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		7,490	3,730

Brazilian Government International Bond
7.125% due 01/20/2037		$1,770	1,916
7.875% due 03/07/2015		3,625	4,018
8.250% due 01/20/2034		5,690	7,002
8.750% due 02/04/2025		1,700	2,108
8.875% due 04/15/2024		350	437
10.125% due 05/15/2027		1,740	2,458
10.250% due 01/10/2028	BRL	1,100	636

Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		14,180	7,143

CSN Islands VII Corp.
10.750% due 09/12/2008		$200	210

Embraer Overseas Ltd.
6.375% due 01/24/2017		300	295

Empresa Energetica de Sergipe and Sociedade Anonima de Eletrificaao da Paraiba
10.500% due 07/19/2013		200	223

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		300	307
8.800% due 01/30/2017		700	751

Vale Overseas Ltd.
6.250% due 01/23/2017		500	498
6.875% due 11/21/2036		1,700	1,713

Total Brazil (Cost $31,273)			34,365

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
6.125% due 10/06/2016		$250	246

Total Cayman Islands (Cost $242)			246

CHILE 1.8%
Chile Government International Bond
5.625% due 07/23/2007		$915	917

CODELCO, Inc.
5.625% due 09/21/2035		200	185
6.150% due 10/24/2036		2,200	2,161

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		200	224

Total Chile (Cost $3,633)			3,487

CHINA 0.6%
Citic Resources Finance Ltd.
6.750% due 05/15/2014		$200	194

Export-Import Bank of China
4.875% due 07/21/2015		550	520

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sino-Forest Corp.
9.125% due 08/17/2011	$500	$532

Total China (Cost $1,272)		1,246

COLOMBIA 3.5%
Colombia Government International Bond
7.375% due 01/27/2017	$1,500	1,630
7.375% due 09/18/2037	930	1,034
8.250% due 12/22/2014	2,825	3,174
10.000% due 01/23/2012	100	116
10.375% due 01/28/2033	225	333
10.750% due 01/15/2013	400	490

Total Colombia (Cost $6,500)		6,777

ECUADOR 0.3%
Ecuador Government International Bond
10.000% due 08/15/2030	$700	590

Total Ecuador (Cost $590)		590

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$498	486

Total Egypt (Cost $496)		486

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016	$700	696

El Salvador Government International Bond
8.500% due 07/25/2011	150	167

Total El Salvador (Cost $843)		863

GUATEMALA 0.3%
Guatemala Government Bond
9.250% due 08/01/2013	$570	656

Total Guatemala (Cost $570)		656

INDIA 0.4%
ICICI Bank Ltd.
5.750% due 01/12/2012	$700	688

Total India (Cost $699)		688

INDONESIA 1.1%
Indonesia Government International Bond
6.875% due 03/09/2017	$1,200	1,245

Majapahit Holding BV
7.250% due 06/28/2017	400	401
7.875% due 06/29/2037	400	403

Total Indonesia (Cost $1,979)		2,049

KAZAKHSTAN 1.9%
ATF Bank JSC
9.000% due 05/11/2016	$150	160

HSBK Europe BV
7.750% due 05/13/2013	100	103

Intergas Finance BV
6.375% due 05/14/2017	300	288
6.875% due 11/04/2011	600	611

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011	300	302

Kazkommerts International BV
8.500% due 04/16/2013	225	230

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$2,000	$1,965

Total Kazakhstan (Cost $3,707)			3,659

MALAYSIA 0.6%
Malaysia Government International Bond
7.500% due 07/15/2011		$325	348
8.750% due 06/01/2009		120	127

Petronas Capital Ltd.
7.000% due 05/22/2012		325	344

Tenaga Nasional Bhd.
7.500% due 11/01/2025		250	279

TNB Capital L Ltd.
5.250% due 05/05/2015		100	97

Total Malaysia (Cost $1,232)			1,195

MEXICO 7.6%
America Movil SAB de C.V.
5.500% due 03/01/2014		$200	196
5.750% due 01/15/2015		200	198
8.460% due 12/18/2036	MXN	5,400	510

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$145	146

C5 Capital SPV Ltd.
6.196% due 12/01/2049		100	99

C8 Capital SPV Ltd.
6.640% due 12/31/2049		100	99

C10 Capital SPV Ltd.
6.722% due 12/31/2049		600	586

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		1,500	1,560

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		100	106

Mexico Government International Bond
5.625% due 01/15/2017		438	430
6.750% due 09/27/2034		4,180	4,468
7.500% due 04/08/2033		2,460	2,857

Pemex Project Funding Master Trust
6.625% due 06/15/2035		250	254
8.000% due 11/15/2011		250	272
8.625% due 02/01/2022		1,200	1,482
9.250% due 03/30/2018		977	1,219

Vitro SAB de C.V.
8.625% due 02/01/2012		150	153
9.125% due 02/01/2017		50	51

Total Mexico (Cost $14,507)			14,686

PAKISTAN 0.8%
Pakistan Government International Bond
7.125% due 03/31/2016		$1,550	1,542

Total Pakistan (Cost $1,536)			1,542

PANAMA 4.7%
Panama Government International Bond
6.700% due 01/26/2036		$600	615
7.125% due 01/29/2026		2,165	2,317
7.250% due 03/15/2015		1,150	1,236
8.875% due 09/30/2027		780	985
9.375% due 07/23/2012		2,910	3,346
9.375% due 04/01/2029		200	266
9.625% due 02/08/2011		210	236

Total Panama (Cost $8,740)			9,001

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
PERU 1.9%
Peru Government International Bond
6.550% due 03/14/2037		$1,583	$1,595
7.350% due 07/21/2025		500	559
8.375% due 05/03/2016		555	648
9.125% due 01/15/2008		650	660

Southern Copper Corp.
7.500% due 07/27/2035		100	107

Total Peru (Cost $3,509)			3,569

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$250	234

Total Qatar (Cost $250)			234

RUSSIA 19.8%
Gaz Capital for Gazprom
5.440% due 11/02/2017	EUR	300	394
5.875% due 06/01/2015		200	273
6.212% due 11/22/2016		$1,200	1,172
8.625% due 04/28/2034		3,000	3,752

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,000	1,021

Gazprom International S.A.
7.201% due 02/01/2020		811	838

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	155

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		6,810	7,908

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		190	186
7.175% due 05/16/2013		1,900	1,984

Russia Government International Bond
7.500% due 03/31/2030		10,134	11,178

Sistema Finance S.A.
10.250% due 04/14/2008		500	517

TNK-BP Finance S.A.
6.125% due 03/20/2012		200	196
6.625% due 03/20/2017		1,700	1,651
7.500% due 07/18/2016		2,700	2,790

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		700	703

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		350	368

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,004

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		1,000	1,002
6.110% due 09/21/2007		1,000	1,001

Total Russia (Cost $38,404)			38,093

SOUTH AFRICA 1.6%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	546
5.875% due 05/30/2022		$1,430	1,402
6.500% due 06/02/2014		750	774
7.375% due 04/25/2012		310	330

Total South Africa (Cost $3,017)			3,052

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH KOREA 0.1%
Industrial Bank of Korea
4.000% due 05/19/2014		$110	$107

Korea Development Bank
5.750% due 09/10/2013		15	15

KT Corp.
4.875% due 07/15/2015		100	94

Total South Korea (Cost $223)			216

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$700	683

Total Trinidad and Tobago (Cost $697)			683

TUNISIA 0.9%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	673
7.375% due 04/25/2012		$1,050	1,125

Total Tunisia (Cost $1,736)			1,798

UKRAINE 2.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	300	382
6.385% due 06/26/2012		$300	302
6.875% due 03/04/2011		700	717
7.650% due 06/11/2013		1,300	1,379
8.775% due 08/05/2009		1,150	1,222

Total Ukraine (Cost $3,877)			4,002

UNITED STATES 0.3%

BANK LOAN OBLIGATIONS 0.0%
Kingdom of Morocco
6.344% due 01/05/2009		$100	101

CORPORATE BONDS & NOTES 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		52	56

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		500	496

			552

Total United States (Cost $649)			653

URUGUAY 1.8%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	4,504	185
5.000% due 09/14/2018 (b)		6,216	293
7.625% due 03/21/2036		$300	330
8.000% due 11/18/2022		2,121	2,366
9.250% due 05/17/2017		200	240

Total Uruguay (Cost $3,278)			3,414

VENEZUELA 5.6%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$300	228
5.375% due 04/12/2027		600	399

Venezuela Government International Bond
5.375% due 08/07/2010		3,850	3,638
5.750% due 02/26/2016		770	655
6.000% due 12/09/2020		1,900	1,542
6.355% due 04/20/2011		1,200	1,167
7.650% due 04/21/2025		325	298
8.500% due 10/08/2014		500	508

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.375% due 01/13/2034	$350	$366
10.750% due 09/19/2013	1,850	2,059

Total Venezuela (Cost $11,396)		10,860

VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016	$100	104

Total Vietnam (Cost $98)		104

SHORT-TERM INSTRUMENTS 17.9%

COMMERCIAL PAPER 16.2%
Danske Corp.
5.205% due 10/12/2007	$3,800	3,759

HBOS Treasury Services PLC
5.250% due 09/21/2007	9,100	8,989

Societe Generale NY
5.210% due 11/26/2007	1,600	1,583
5.245% due 11/26/2007	4,200	4,149

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	1,300	1,300

UBS Finance Delaware LLC
5.230% due 10/23/2007	5,800	5,773

Westpac Banking Corp.
5.165% due 11/05/2007	3,800	3,729

Westpac Trust Securities NZ Ltd.
5.260% due 10/19/2007	2,000	1,976

		31,258

REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	2,264	2,264

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $2,311. Repurchase proceeds are $2,265.)

U.S. TREASURY BILLS 0.5%
4.646% due 09/13/2007 (a)(c)(d)	955	944

Total Short-Term Instruments (Cost $34,479)		34,466

PURCHASED OPTIONS (f) 0.3%
(Cost $1,567)		576

Total Investments 99.5% (Cost $189,066)		$191,377

Written Options (g) (0.3%) (Premiums $1,500)		(645)

Other Assets and Liabilities (Net) 0.8%		1,499

Net Assets 100.0%		$192,231

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) Securities with an aggregate market value of $450 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	274	$(131)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%		03/20/2011	$500	$13
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.940%		05/20/2011	2,500	41
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011	800	42
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	1,000	32
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%		09/20/2011	1,000	30
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.400%		12/20/2011	500	9
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	1,000	49
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%		12/20/2011	100	2
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%		12/20/2016	200	9
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	1,000	9
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012	2,000	(9)
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%		09/20/2011	750	32
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	1,600	210
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%		04/20/2016	1,000	48
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	1,400	53
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	500	3
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%		06/20/2011	500	21
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%		07/20/2011	261	4
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	9,200	51
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	1,000	22
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	1,000	6
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012	13,500	(57)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	290	20
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%		03/20/2014	350	42
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%		03/20/2016	1,000	37
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	500	19
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%		05/20/2017	400	2
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	500	8
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.160%		10/02/2013	450	66
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	525	56
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.760%		03/20/2010	250	2
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	1,000	21
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%		10/20/2011	500	13
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%		01/20/2012	100	2
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Buy	(1.590%	)	04/20/2012	500	4
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.100%		08/20/2016	250	20
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	1,000	40
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	1,400	32
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	200	11
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%		09/20/2016	1,000	61
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%		12/20/2016	100	5
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%		06/20/2011	200	9
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	4,000	70
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	1,000	17
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%		03/20/2012	1,000	12
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	300	6
							$1,195

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Emerging Markets Bond Portfolio (Cont.)

Schedule of Investments  Emerging Markets Bond Portfolio (Cont.)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009	BRL	700	$23
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		4,600	141
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,700	51
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	3,400	14
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		3,400	14
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		86,100	207
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		22,000	106
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		7,000	11
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		5,000	24
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		10,000	(9)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		13,000	65
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		11,000	29
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		2,000	21
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		$10,600	66
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		600	5
							$768

(f) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.750	09/17/2007	65	$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$293,000	$1,566	$576

(g) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$128,000	$1,500	$645

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ecuador Government International Bond	10.000%	08/15/2030	$700	$620	$631

(2) Market value includes $32 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,497	03/2008	$124	$0	$124
Buy	CLP	30,502	11/2007	2	0	2
Buy		50,032	03/2008	0	0	0
Buy	CNY	896	09/2007	3	0	3
Buy		155	12/2007	0	0	0
Buy		5,553	01/2008	0	(5)	(5)
Buy	COP	45,180	03/2008	2	0	2
Buy	CZK	861	03/2008	0	(1)	(1)
Sell	EUR	1,710	07/2007	0	(22)	(22)
Buy	IDR	1,373,299	07/2007	1	0	1
Sell		1,373,299	07/2007	0	(2)	(2)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	3,359,122	08/2007	$3	$0	$3
Buy		1,373,299	10/2007	1	0	1
Buy	ILS	85	12/2007	0	0	0
Buy	INR	1,143	08/2007	1	0	1
Buy		7,939	10/2007	1	0	1
Buy		890	11/2007	0	0	0
Buy	KRW	17,200	07/2007	0	0	0
Buy		58,626	08/2007	0	0	0
Buy		314,285	09/2007	5	0	5
Buy		269,181	11/2007	2	0	2
Buy	MXN	2,185	03/2008	5	0	5
Buy	MYR	557	07/2007	1	0	1
Sell		557	07/2007	0	0	0
Buy		557	10/2007	0	0	0
Buy	PLN	1,301	09/2007	13	0	13
Buy		358	03/2008	0	(1)	(1)
Buy	RUB	30,930	09/2007	39	0	39
Buy		3,740	11/2007	5	0	5
Buy		22,275	12/2007	19	0	19
Buy	SGD	271	07/2007	0	(1)	(1)
Sell		129	07/2007	0	(1)	(1)
Buy		288	08/2007	0	(3)	(3)
Buy		336	10/2007	1	(1)	0
Buy		438	11/2007	0	(3)	(3)
Buy	SKK	1,079	03/2008	0	0	0
Buy	ZAR	4,284	09/2007	1	(2)	(1)

				$229	$(42)	$187

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Notes to Financial Statements

1.  ORGANIZATION

The Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	KRW	South Korean Won
CLP	Chilean Peso	MXN	Mexican Peso
CNY	Chinese Yuan Renminbi	MYR	Malaysian Ringgit
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
IDR	Indonesian Rupiah	SKK	Slovakia Koruna
ILS	Israeli Shekel	UYU	Uruguay Peso
INR	Indian Rupee	ZAR	South African Rand

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and

Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(p) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The

Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(q) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$173,928	$188,317

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Notional Amount in $	Premium
Balance at 12/31/2006	$0	$0
Sales	128,000	1,500
Closing Buys	0	0
Expirations	0	0
Exercised	0	0
Balance at 06/30/2007	$128,000	$1,500

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	2,205	$30,794	7,144	$97,460
Advisor Class	18	260	36	481
Issued as reinvestment of distributions
Administrative Class	405	5,653	865	11,892
Advisor Class	1	16	1	14
Cost of shares redeemed
Administrative Class	(3,555)	(50,072)	(2,902)	(39,361)
Advisor Class	(8)	(117)	(3)	(38)
Net increase (decrease) resulting from Portfolio share transactions	(934)	$(13,466)	5,141	$70,448

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	6	97
Advisor Class	1	93

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in

10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 5,037	$ (2,726)	$ 2,311

Semiannual Report	June 30, 2007	19

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

20	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Emerging Markets Bond Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

Russia	19.9%
Short-Term Instruments	18.0%
Brazil	17.9%
Mexico	7.7%
Venezuela	5.7%
Other	30.8%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (03/31/06)
PIMCO Emerging Markets Bond Portfolio Advisor Class	1.45%	12.24%	7.82%
JPMorgan Emerging Markets Bond Index Global±	0.94%	11.68%	7.38%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± JPMorgan Emerging Markets Bond Index Global is an unmanaged index which tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,014.52	$1,019.09
Expenses Paid During Period†	$5.74	$5.76

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

»

An overweight position in Brazil benefited performance. The JPMorgan EMBIG Brazil sub-index returned 3.1% for the period, outperforming the broader emerging markets sector, as represented by the JPMorgan EMBIG Index, which returned 0.9% for the same period.

»	An underweight to Venezuela helped relative performance. The JPMorgan EMBIG Venezuela sub-index declined 10.1% for the period.

»	An overweight position in Russia detracted from relative performance. However, emphasizing Russian corporate bonds helped performance as corporates outperformed sovereign bonds during the period.

»	A tactical allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar over the period.

»

Off-benchmark allocations to emerging local markets helped the Portfolio’s performance as emerging markets local bonds, represented by the JPMorgan GBI EM Global Diversified Index, outperformed emerging markets external debt, represented by the JPMorgan Emerging Markets Bond Index Global, in the first half of the year.

»	An underweight to Ecuador detracted from performance as Ecuador spreads tightened during the period.

»

An underweight to Turkey detracted from performance. The JPMorgan EMBIG Turkey sub-index returned 3.2% for the period, outperforming the broader emerging markets sector, as represented by the JPMorgan EMBIG Index.

4	PIMCO Variable Insurance Trust

Financial Highlights  Emerging Markets Bond Portfolio

Selected per Share Data for the Period Ended:	06/30/2007+	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of period	$13.96	$13.59
Net investment income (a)	0.35	0.52
Net realized/unrealized gain (loss) on investments (a)	(0.15)	0.58
Total income from investment operations	0.20	1.10
Dividends from net investment income	(0.38)	(0.54)
Distributions from net realized capital gains	0.00	(0.19)
Total distributions	(0.38)	(0.73)
Net asset value end of period	$13.78	$13.96
Total return	1.45%	8.30%
Net assets end of year or period (000s)	$620	$469
Ratio of expenses to average net assets	1.15%*	1.10%*
Ratio of expenses to average net assets excluding interest expense	1.15%*	1.10%*
Ratio of net investment income to average net assets	5.10%*	4.99%*
Portfolio turnover rate	100%	283%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Emerging Markets Bond Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$191,377
Cash	94
Foreign currency, at value	166
Receivable for investments sold	3,483
Receivable for Portfolio shares sold	69
Interest and dividends receivable	3,435
Variation margin receivable	24
Swap premiums paid	400
Unrealized appreciation on foreign currency contracts	229
Unrealized appreciation on swap agreements	2,038
201,315

Liabilities:
Payable for investments purchased	$1,670
Payable for investments purchased on a delayed-delivery basis	4,860
Payable for Portfolio shares redeemed	330
Payable for short sales	631
Written options outstanding	645
Dividends payable	1
Accrued investment advisory fee	72
Accrued administration fee	64
Accrued servicing fee	22
Swap premiums received	655
Unrealized depreciation on foreign currency contracts	42
Unrealized depreciation on swap agreements	75
Other liabilities	17
9,084

Net Assets	$192,231

Net Assets Consist of:
Paid in capital	$178,681
Undistributed net investment income	1,904
Accumulated undistributed net realized gain	6,426
Net unrealized appreciation	5,220
$192,231

Net Assets:
Administrative Class	191,611
Advisor Class	620

Shares Issued and Outstanding:
Administrative Class	13,908
Advisor Class	45

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$13.78
Advisor Class	13.78

Cost of Investments Owned	$189,066
Cost of Foreign Currency Held	$166
Proceeds Received on Short Sales	$620
Premiums Received on Written Options	$1,500

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest, net of foreign taxes*	$6,283
Total Income	6,283

Expenses:
Investment advisory fees	451
Administration fees	401
Servicing fees – Administrative Class	150
Distribution and/or servicing fees – Advisor Class	1
Trustees’ fees	2
Interest expense	5
Miscellaneous expense	42
Total Expenses	1,052

Net Investment Income	5,231

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,813
Net realized gain on futures contracts, written options and swaps	29
Net realized gain on foreign currency transactions	248
Net change in unrealized (depreciation) on investments	(5,157)
Net change in unrealized appreciation on futures contracts, written options and swaps	335
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	101
Net (Loss)	(1,631)

Net Increase in Net Assets Resulting from Operations	$3,600

*Foreign tax withholding	$16

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,231	$8,825
Net realized gain	3,090	4,766
Net change in unrealized appreciation (depreciation)	(4,721)	2,492
Net increase resulting from operations	3,600	16,083

Distributions to Shareholders:
From net investment income
Administrative Class	(5,654)	(9,150)
Advisor Class	(16)	(8)
From net realized capital gains
Administrative Class	0	(2,742)
Advisor Class	0	(6)

Total Distributions	(5,670)	(11,906)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	30,794	97,460
Advisor Class	260	481
Issued as reinvestment of distributions
Administrative Class	5,653	11,892
Advisor Class	16	14
Cost of shares redeemed
Administrative Class	(50,072)	(39,361)
Advisor Class	(117)	(38)
Net increase (decrease) resulting from Portfolio share transactions	(13,466)	70,448

Total Increase (Decrease) in Net Assets	(15,536)	74,625

Net Assets:
Beginning of period	207,767	133,142
End of period*	$192,231	$207,767

*Including undistributed net investment income of:	$1,904	$2,343

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Portfolio	June 30, 2007 (Unaudited)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 4.0%
Argentina Bonos
5.475% due 08/03/2012		$10,690	$7,639

Total Argentina (Cost $7,590)			7,639

BERMUDA 0.3%
BW Group Ltd.
6.625% due 06/28/2017		$480	482

Total Bermuda (Cost $477)			482

BRAZIL 17.9%
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,100	920

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		7,490	3,730

Brazilian Government International Bond
7.125% due 01/20/2037		$1,770	1,916
7.875% due 03/07/2015		3,625	4,018
8.250% due 01/20/2034		5,690	7,002
8.750% due 02/04/2025		1,700	2,108
8.875% due 04/15/2024		350	437
10.125% due 05/15/2027		1,740	2,458
10.250% due 01/10/2028	BRL	1,100	636

Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		14,180	7,143

CSN Islands VII Corp.
10.750% due 09/12/2008		$200	210

Embraer Overseas Ltd.
6.375% due 01/24/2017		300	295

Empresa Energetica de Sergipe and Sociedade Anonima de Eletrificaao da Paraiba
10.500% due 07/19/2013		200	223

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		300	307
8.800% due 01/30/2017		700	751

Vale Overseas Ltd.
6.250% due 01/23/2017		500	498
6.875% due 11/21/2036		1,700	1,713

Total Brazil (Cost $31,273)			34,365

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
6.125% due 10/06/2016		$250	246

Total Cayman Islands (Cost $242)			246

CHILE 1.8%
Chile Government International Bond
5.625% due 07/23/2007		$915	917

CODELCO, Inc.
5.625% due 09/21/2035		200	185
6.150% due 10/24/2036		2,200	2,161

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		200	224

Total Chile (Cost $3,633)			3,487

CHINA 0.6%
Citic Resources Finance Ltd.
6.750% due 05/15/2014		$200	194

Export-Import Bank of China
4.875% due 07/21/2015		550	520

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sino-Forest Corp.
9.125% due 08/17/2011	$500	$532

Total China (Cost $1,272)		1,246

COLOMBIA 3.5%
Colombia Government International Bond
7.375% due 01/27/2017	$1,500	1,630
7.375% due 09/18/2037	930	1,034
8.250% due 12/22/2014	2,825	3,174
10.000% due 01/23/2012	100	116
10.375% due 01/28/2033	225	333
10.750% due 01/15/2013	400	490

Total Colombia (Cost $6,500)		6,777

ECUADOR 0.3%
Ecuador Government International Bond
10.000% due 08/15/2030	$700	590

Total Ecuador (Cost $590)		590

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$498	486

Total Egypt (Cost $496)		486

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016	$700	696

El Salvador Government International Bond
8.500% due 07/25/2011	150	167

Total El Salvador (Cost $843)		863

GUATEMALA 0.3%
Guatemala Government Bond
9.250% due 08/01/2013	$570	656

Total Guatemala (Cost $570)		656

INDIA 0.4%
ICICI Bank Ltd.
5.750% due 01/12/2012	$700	688

Total India (Cost $699)		688

INDONESIA 1.1%
Indonesia Government International Bond
6.875% due 03/09/2017	$1,200	1,245

Majapahit Holding BV
7.250% due 06/28/2017	400	401
7.875% due 06/29/2037	400	403

Total Indonesia (Cost $1,979)		2,049

KAZAKHSTAN 1.9%
ATF Bank JSC
9.000% due 05/11/2016	$150	160

HSBK Europe BV
7.750% due 05/13/2013	100	103

Intergas Finance BV
6.375% due 05/14/2017	300	288
6.875% due 11/04/2011	600	611

Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011	300	302

Kazkommerts International BV
8.500% due 04/16/2013	225	230

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$2,000	$1,965

Total Kazakhstan (Cost $3,707)			3,659

MALAYSIA 0.6%
Malaysia Government International Bond
7.500% due 07/15/2011		$325	348
8.750% due 06/01/2009		120	127

Petronas Capital Ltd.
7.000% due 05/22/2012		325	344

Tenaga Nasional Bhd.
7.500% due 11/01/2025		250	279

TNB Capital L Ltd.
5.250% due 05/05/2015		100	97

Total Malaysia (Cost $1,232)			1,195

MEXICO 7.6%
America Movil SAB de C.V.
5.500% due 03/01/2014		$200	196
5.750% due 01/15/2015		200	198
8.460% due 12/18/2036	MXN	5,400	510

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$145	146

C5 Capital SPV Ltd.
6.196% due 12/01/2049		100	99

C8 Capital SPV Ltd.
6.640% due 12/31/2049		100	99

C10 Capital SPV Ltd.
6.722% due 12/31/2049		600	586

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		1,500	1,560

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		100	106

Mexico Government International Bond
5.625% due 01/15/2017		438	430
6.750% due 09/27/2034		4,180	4,468
7.500% due 04/08/2033		2,460	2,857

Pemex Project Funding Master Trust
6.625% due 06/15/2035		250	254
8.000% due 11/15/2011		250	272
8.625% due 02/01/2022		1,200	1,482
9.250% due 03/30/2018		977	1,219

Vitro SAB de C.V.
8.625% due 02/01/2012		150	153
9.125% due 02/01/2017		50	51

Total Mexico (Cost $14,507)			14,686

PAKISTAN 0.8%
Pakistan Government International Bond
7.125% due 03/31/2016		$1,550	1,542

Total Pakistan (Cost $1,536)			1,542

PANAMA 4.7%
Panama Government International Bond
6.700% due 01/26/2036		$600	615
7.125% due 01/29/2026		2,165	2,317
7.250% due 03/15/2015		1,150	1,236
8.875% due 09/30/2027		780	985
9.375% due 07/23/2012		2,910	3,346
9.375% due 04/01/2029		200	266
9.625% due 02/08/2011		210	236

Total Panama (Cost $8,740)			9,001

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
PERU 1.9%
Peru Government International Bond
6.550% due 03/14/2037		$1,583	$1,595
7.350% due 07/21/2025		500	559
8.375% due 05/03/2016		555	648
9.125% due 01/15/2008		650	660

Southern Copper Corp.
7.500% due 07/27/2035		100	107

Total Peru (Cost $3,509)			3,569

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$250	234

Total Qatar (Cost $250)			234

RUSSIA 19.8%
Gaz Capital for Gazprom
5.440% due 11/02/2017	EUR	300	394
5.875% due 06/01/2015		200	273
6.212% due 11/22/2016		$1,200	1,172
8.625% due 04/28/2034		3,000	3,752

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,000	1,021

Gazprom International S.A.
7.201% due 02/01/2020		811	838

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	155

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		6,810	7,908

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		190	186
7.175% due 05/16/2013		1,900	1,984

Russia Government International Bond
7.500% due 03/31/2030		10,134	11,178

Sistema Finance S.A.
10.250% due 04/14/2008		500	517

TNK-BP Finance S.A.
6.125% due 03/20/2012		200	196
6.625% due 03/20/2017		1,700	1,651
7.500% due 07/18/2016		2,700	2,790

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		700	703

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		350	368

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,004

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		1,000	1,002
6.110% due 09/21/2007		1,000	1,001

Total Russia (Cost $38,404)			38,093

SOUTH AFRICA 1.6%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	546
5.875% due 05/30/2022		$1,430	1,402
6.500% due 06/02/2014		750	774
7.375% due 04/25/2012		310	330

Total South Africa (Cost $3,017)			3,052

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOUTH KOREA 0.1%
Industrial Bank of Korea
4.000% due 05/19/2014		$110	$107

Korea Development Bank
5.750% due 09/10/2013		15	15

KT Corp.
4.875% due 07/15/2015		100	94

Total South Korea (Cost $223)			216

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$700	683

Total Trinidad and Tobago (Cost $697)			683

TUNISIA 0.9%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	673
7.375% due 04/25/2012		$1,050	1,125

Total Tunisia (Cost $1,736)			1,798

UKRAINE 2.1%
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	300	382
6.385% due 06/26/2012		$300	302
6.875% due 03/04/2011		700	717
7.650% due 06/11/2013		1,300	1,379
8.775% due 08/05/2009		1,150	1,222

Total Ukraine (Cost $3,877)			4,002

UNITED STATES 0.3%

BANK LOAN OBLIGATIONS 0.0%
Kingdom of Morocco
6.344% due 01/05/2009		$100	101

CORPORATE BONDS & NOTES 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		52	56

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		500	496

			552

Total United States (Cost $649)			653

URUGUAY 1.8%
Uruguay Government International Bond
3.700% due 06/26/2037	UYU	4,504	185
5.000% due 09/14/2018 (b)		6,216	293
7.625% due 03/21/2036		$300	330
8.000% due 11/18/2022		2,121	2,366
9.250% due 05/17/2017		200	240

Total Uruguay (Cost $3,278)			3,414

VENEZUELA 5.6%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$300	228
5.375% due 04/12/2027		600	399

Venezuela Government International Bond
5.375% due 08/07/2010		3,850	3,638
5.750% due 02/26/2016		770	655
6.000% due 12/09/2020		1,900	1,542
6.355% due 04/20/2011		1,200	1,167
7.650% due 04/21/2025		325	298
8.500% due 10/08/2014		500	508

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.375% due 01/13/2034	$350	$366
10.750% due 09/19/2013	1,850	2,059

Total Venezuela (Cost $11,396)		10,860

VIETNAM 0.1%
Socialist Republic of Vietnam
6.875% due 01/15/2016	$100	104

Total Vietnam (Cost $98)		104

SHORT-TERM INSTRUMENTS 17.9%

COMMERCIAL PAPER 16.2%
Danske Corp.
5.205% due 10/12/2007	$3,800	3,759

HBOS Treasury Services PLC
5.250% due 09/21/2007	9,100	8,989

Societe Generale NY
5.210% due 11/26/2007	1,600	1,583
5.245% due 11/26/2007	4,200	4,149

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	1,300	1,300

UBS Finance Delaware LLC
5.230% due 10/23/2007	5,800	5,773

Westpac Banking Corp.
5.165% due 11/05/2007	3,800	3,729

Westpac Trust Securities NZ Ltd.
5.260% due 10/19/2007	2,000	1,976

		31,258

REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	2,264	2,264

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $2,311. Repurchase proceeds are $2,265.)

U.S. TREASURY BILLS 0.5%
4.646% due 09/13/2007 (a)(c)(d)	955	944

Total Short-Term Instruments (Cost $34,479)		34,466

PURCHASED OPTIONS (f) 0.3%
(Cost $1,567)		576

Total Investments 99.5% (Cost $189,066)		$191,377

Written Options (g) (0.3%) (Premiums $1,500)		(645)

Other Assets and Liabilities (Net) 0.8%		1,499

Net Assets 100.0%		$192,231

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) Securities with an aggregate market value of $450 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	274	$(131)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%		03/20/2011	$500	$13
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.940%		05/20/2011	2,500	41
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	1.650%		07/20/2011	800	42
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	1,000	32
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%		09/20/2011	1,000	30
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.400%		12/20/2011	500	9
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016	1,000	49
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%		12/20/2011	100	2
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%		12/20/2016	200	9
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	1,000	9
Deutsche Bank AG	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012	2,000	(9)
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%		09/20/2011	750	32
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%		01/04/2013	1,600	210
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%		04/20/2016	1,000	48
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	1,400	53
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	500	3
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%		06/20/2011	500	21
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%		07/20/2011	261	4
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	9,200	51
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	1,000	22
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.400%		05/20/2012	1,000	6
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM7 Index	Sell	1.250%		06/20/2012	13,500	(57)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	290	20
Lehman Brothers, Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.550%		03/20/2014	350	42
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%		03/20/2016	1,000	37
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	500	19
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.060%		05/20/2017	400	2
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	500	8
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	3.160%		10/02/2013	450	66
Merrill Lynch & Co., Inc.	Russia Government International Bond 7.500% due 03/31/2030	Sell	2.310%		01/21/2014	525	56
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.760%		03/20/2010	250	2
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	1,000	21
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%		10/20/2011	500	13
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%		01/20/2012	100	2
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Buy	(1.590%	)	04/20/2012	500	4
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.100%		08/20/2016	250	20
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	1,000	40
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	1,400	32
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	200	11
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%		09/20/2016	1,000	61
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%		12/20/2016	100	5
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%		06/20/2011	200	9
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	4,000	70
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	1,000	17
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%		03/20/2012	1,000	12
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	300	6
							$1,195

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Emerging Markets Bond Portfolio (Cont.)

Schedule of Investments  Emerging Markets Bond Portfolio (Cont.)

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009	BRL	700	$23
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		4,600	141
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,700	51
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	3,400	14
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		3,400	14
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		86,100	207
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		22,000	106
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		7,000	11
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		5,000	24
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		10,000	(9)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		13,000	65
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		11,000	29
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		2,000	21
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		$10,600	66
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		600	5
							$768

(f) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.750	09/17/2007	65	$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$293,000	$1,566	$576

(g) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$128,000	$1,500	$645

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ecuador Government International Bond	10.000%	08/15/2030	$700	$620	$631

(2) Market value includes $32 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	4,497	03/2008	$124	$0	$124
Buy	CLP	30,502	11/2007	2	0	2
Buy		50,032	03/2008	0	0	0
Buy	CNY	896	09/2007	3	0	3
Buy		155	12/2007	0	0	0
Buy		5,553	01/2008	0	(5)	(5)
Buy	COP	45,180	03/2008	2	0	2
Buy	CZK	861	03/2008	0	(1)	(1)
Sell	EUR	1,710	07/2007	0	(22)	(22)
Buy	IDR	1,373,299	07/2007	1	0	1
Sell		1,373,299	07/2007	0	(2)	(2)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	3,359,122	08/2007	$3	$0	$3
Buy		1,373,299	10/2007	1	0	1
Buy	ILS	85	12/2007	0	0	0
Buy	INR	1,143	08/2007	1	0	1
Buy		7,939	10/2007	1	0	1
Buy		890	11/2007	0	0	0
Buy	KRW	17,200	07/2007	0	0	0
Buy		58,626	08/2007	0	0	0
Buy		314,285	09/2007	5	0	5
Buy		269,181	11/2007	2	0	2
Buy	MXN	2,185	03/2008	5	0	5
Buy	MYR	557	07/2007	1	0	1
Sell		557	07/2007	0	0	0
Buy		557	10/2007	0	0	0
Buy	PLN	1,301	09/2007	13	0	13
Buy		358	03/2008	0	(1)	(1)
Buy	RUB	30,930	09/2007	39	0	39
Buy		3,740	11/2007	5	0	5
Buy		22,275	12/2007	19	0	19
Buy	SGD	271	07/2007	0	(1)	(1)
Sell		129	07/2007	0	(1)	(1)
Buy		288	08/2007	0	(3)	(3)
Buy		336	10/2007	1	(1)	0
Buy		438	11/2007	0	(3)	(3)
Buy	SKK	1,079	03/2008	0	0	0
Buy	ZAR	4,284	09/2007	1	(2)	(1)

				$229	$(42)	$187

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Notes to Financial Statements

1.  ORGANIZATION

The Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	KRW	South Korean Won
CLP	Chilean Peso	MXN	Mexican Peso
CNY	Chinese Yuan Renminbi	MYR	Malaysian Ringgit
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
IDR	Indonesian Rupiah	SKK	Slovakia Koruna
ILS	Israeli Shekel	UYU	Uruguay Peso
INR	Indian Rupee	ZAR	South African Rand

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and

Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(p) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The

Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(q) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$173,928	$188,317

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Notional Amount in $	Premium
Balance at 12/31/2006	$0	$0
Sales	128,000	1,500
Closing Buys	0	0
Expirations	0	0
Exercised	0	0
Balance at 06/30/2007	$128,000	$1,500

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	2,205	$30,794	7,144	$97,460
Advisor Class	18	260	36	481
Issued as reinvestment of distributions
Administrative Class	405	5,653	865	11,892
Advisor Class	1	16	1	14
Cost of shares redeemed
Administrative Class	(3,555)	(50,072)	(2,902)	(39,361)
Advisor Class	(8)	(117)	(3)	(38)
Net increase (decrease) resulting from Portfolio share transactions	(934)	$(13,466)	5,141	$70,448

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	6	97
Advisor Class	1	93

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in

10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 5,037	$ (2,726)	$ 2,311

Semiannual Report	June 30, 2007	19

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

20	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Foreign Bond Portfolio
(U.S. Dollar-Hedged)

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

United States	55.3%
Germany	13.5%
Japan	9.7%
United Kingdom	8.4%
Short-Term Instruments	4.5%
Other	8.6%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (02/16/99)**
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class	-0.68%	2.25%	3.84%	4.47%
JPMorgan Government Bond Indices Global Ex-U.S. Index Hedged in USD±	-0.02%	3.97%	4.16%	4.83%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 02/16/99. Index comparisons began on 02/28/99.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± JPMorgan Government Bond Indices Global Ex-U.S. Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$993.23	$1,020.33
Expenses Paid During Period†	$4.45	$4.51

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	Developed global bonds produced weak returns, with bond yields rising across major markets.

»

Exposure to U.S. shorter maturities, principally through interest rate futures contracts, detracted from performance as yields rose on diminishing expectations of an easing of interest rates by the Federal Reserve.

»	An underweight to U.K. interest rates, notably at the long-end of the yield curve, was positive for returns as U.K. yields rose sharply.

»	An overweight to European interest rates was negative for returns as yields rose due to the region’s growth momentum.

»	An overweight to mortgage-backed securities detracted from returns as mortgage spreads widened.

»	Emerging market currency exposure was positive for returns as these currencies outperformed the U.S. dollar.

»	Global swap spread widening strategies were positive for returns as global swap spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Administrative Class
Net asset value beginning of year or period	$10.10	$10.34	$10.15	$10.03	$10.07	$9.69
Net investment income (a)	0.17	0.36	0.28	0.23	0.26	0.36
Net realized/unrealized gain (loss) on investments (a)	(0.23)	(0.14)	0.24	0.33	(0.03)	0.42
Total income (loss) from investment operations	(0.06)	0.22	0.52	0.56	0.23	0.78
Dividends from net investment income	(0.17)	(0.33)	(0.25)	(0.21)	(0.27)	(0.36)
Distributions from net realized capital gains	0.00	(0.13)	(0.08)	(0.23)	0.00	(0.04)
Total distributions	(0.17)	(0.46)	(0.33)	(0.44)	(0.27)	(0.40)
Net asset value end of year or period	$9.87	$10.10	$10.34	$10.15	$10.03	$10.07
Total return	(0.68)%	2.19%	5.15%	5.56%	2.26%	8.19%
Net assets end of year or period (000s)	$62,271	$61,193	$49,640	$38,141	$32,355	$16,776
Ratio of expenses to average net assets	0.90%*	0.90%	0.90%	0.90%	0.93%	0.93	%(b)
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90	%(b)
Ratio of net investment income to average net assets	3.41%*	3.55%	2.70%	2.26%	2.53%	3.67%
Portfolio turnover rate	307%	281%	453%	515%	600%	321%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.94%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$104,312
Cash	1
Foreign currency, at value	1,305
Receivable for investments sold	9,653
Receivable for Portfolio shares sold	503
Interest and dividends receivable	867
Variation margin receivable	2
Swap premiums paid	1,700
Unrealized appreciation on foreign currency contracts	221
Unrealized appreciation on swap agreements	1,105
119,669

Liabilities:
Payable for investments purchased	$32,653
Payable for investments purchased on a delayed-delivery basis	13,648
Payable for Portfolio shares redeemed	123
Payable for short sales	9,370
Written options outstanding	31
Dividends payable	2
Accrued investment advisory fee	13
Accrued administration fee	26
Accrued servicing fee	7
Variation margin payable	63
Swap premiums received	207
Unrealized depreciation on foreign currency contracts	193
Unrealized depreciation on swap agreements	1,048
57,384

Net Assets	$62,285

Net Assets Consist of:
Paid in capital	$63,649
(Overdistributed) net investment income	(863)
Accumulated undistributed net realized (loss)	(699)
Net unrealized appreciation	198
$62,285

Net Assets:
Institutional Class	$14
Administrative Class	62,271

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	6,306

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.87
Administrative Class	9.87

Cost of Investments Owned	$104,302
Cost of Foreign Currency Held	$1,299
Proceeds Received on Short Sales	$9,611
Premiums Received on Written Options	$128

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$1,326
Dividends	26
Miscellaneous income	1
Total Income	1,353

Expenses:
Investment advisory fees	78
Administration fees	156
Servicing fees – Administrative Class	47
Trustees’ fees	1
Total Expenses	282

Net Investment Income	1,071

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(424)
Net realized (loss) on futures contracts, written options and swaps	(286)
Net realized gain on foreign currency transactions	80
Net change in unrealized (depreciation) on investments	(1,029)
Net change in unrealized appreciation on futures contracts, written options and swaps	479
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(293)
Net (Loss)	(1,473)

Net (Decrease) in Net Assets Resulting from Operations	$(402)

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,071	$1,924
Net realized (loss)	(630)	(1,221)
Net change in unrealized appreciation (depreciation)	(843)	491
Net increase (decrease) resulting from operations	(402)	1,194

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(1,031)	(1,778)
From net realized capital gains
Administrative Class	0	(735)

Total Distributions	(1,031)	(2,514)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	10,804	24,018
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	1,029	2,512
Cost of shares redeemed
Administrative Class	(9,322)	(13,658)
Net increase resulting from Portfolio share transactions	2,511	12,873

Total Increase in Net Assets	1,078	11,553

Net Assets:
Beginning of period	61,207	49,654
End of period*	$62,285	$61,207

*Including (overdistributed) net investment income of:	$(863)	$(903)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2007 (Unaudited)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.0%
Medallion Trust
5.585% due 07/12/2031		$11	$11

Total Australia (Cost $11)			11

AUSTRIA 0.9%
Austria Government Bond
3.800% due 10/20/2013	EUR	100	130
5.250% due 01/04/2011		300	415

Total Austria (Cost $437)			545

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$100	99

Total Bermuda (Cost $99)			99

CANADA 0.4%
Province of Ontario Canada
6.200% due 06/02/2031	CAD	200	220

Total Canada (Cost $220)			220

CAYMAN ISLANDS 1.0%
Mizuho Finance Cayman Ltd.
8.375% due 12/29/2049		$200	209

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		200	197

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	97

Transocean, Inc.
5.560% due 09/05/2008		100	100

Total Cayman Islands (Cost $611)			603

DENMARK 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	56	11

Total Denmark (Cost $6)			11

FRANCE 1.7%
Credit Agricole S.A.
6.637% due 05/29/2049		$100	97

France Government Bond
4.000% due 10/25/2009	EUR	30	40
5.500% due 04/25/2010		110	153
5.750% due 10/25/2032		500	775

Total France (Cost $1,057)			1,065

GERMANY 22.7%
KFW International Finance, Inc.
1.750% due 03/23/2010	JPY	11,000	91

Republic of Germany
3.750% due 01/04/2015	EUR	900	1,156
4.250% due 07/04/2014		900	1,196
4.500% due 07/04/2009		10	13
4.750% due 07/04/2028		30	41
4.750% due 07/04/2034		100	136
5.000% due 07/04/2012		400	552
5.250% due 07/04/2010		1,400	1,933
5.250% due 01/04/2011		2,100	2,907
5.500% due 01/04/2031		100	150
5.625% due 01/04/2028		2,650	3,999
6.250% due 01/04/2024		600	955
6.500% due 07/04/2027		590	980

Total Germany (Cost $13,432)			14,109

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ICELAND 0.2%
Glitnir Banki HF
5.829% due 01/18/2012		$100	$101

Total Iceland (Cost $100)			101

IRELAND 0.2%
Bank of Ireland
5.370% due 12/19/2008		$100	100

Total Ireland (Cost $100)			100

ITALY 1.3%
Italy Buoni Poliennali Del Tesoro
4.250% due 11/01/2009	EUR	60	81
4.500% due 05/01/2009		360	487
5.500% due 11/01/2010		110	153

Seashell Securities PLC
4.295% due 07/25/2028		77	105

Total Italy (Cost $786)			826

JAPAN 16.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	129

Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	81

Japan Government Bond
1.500% due 03/20/2014	JPY	40,000	322
1.500% due 03/20/2015		38,000	304
1.600% due 06/20/2014		240,000	1,942
1.600% due 09/20/2014		60,000	485
2.300% due 06/20/2035		70,000	553
2.400% due 03/20/2034		20,000	162
2.500% due 09/20/2035		160,000	1,319
2.500% due 06/20/2036		160,000	1,314

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		39,960	315
1.000% due 02/28/2016		20,000	162
1.100% due 12/10/2016		367,780	2,950

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	95

Total Japan (Cost $10,962)			10,133

JERSEY, CHANNEL ISLANDS 0.1%
Haus Ltd.
4.139% due 12/10/2037	EUR	32	43

Total Jersey, Channel Islands (Cost $31)			43

MEXICO 0.2%
America Movil SAB de C.V.
5.460% due 06/27/2008		$100	100

Total Mexico (Cost $100)			100

NETHERLANDS 0.2%
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$100	100

Total Netherlands (Cost $100)			100

RUSSIA 0.3%
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		$200	200

Total Russia (Cost $200)			200

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN 7.2%
Santander U.S. Debt S.A. Unipersonal
5.416% due 02/06/2009		$200	$200
5.420% due 11/20/2009		100	100

Spain Government Bond
4.000% due 01/31/2010	EUR	100	134
4.400% due 01/31/2015		1,800	2,402
5.150% due 07/30/2009		1,210	1,658

Total Spain (Cost $4,239)			4,494

UNITED KINGDOM 14.1%
HBOS PLC
5.920% due 09/29/2049		$300	282

HSBC Holdings PLC
6.500% due 05/02/2036		400	412

Lloyds TSB Bank PLC
5.562% due 11/29/2049		100	87
5.625% due 07/15/2049	EUR	40	55

Royal Bank of Scotland Group PLC
5.750% due 07/06/2012		$100	100

United Kingdom Gilt
4.250% due 03/07/2011	GBP	2,200	4,194
4.750% due 06/07/2010		600	1,171
4.750% due 09/07/2015		700	1,334
5.000% due 03/07/2008		100	200
5.000% due 03/07/2012		500	976

Total United Kingdom (Cost $8,679)			8,811

UNITED STATES 92.5%

ASSET-BACKED SECURITIES 7.4%
ACE Securities Corp.
5.370% due 07/25/2036		$101	101
5.370% due 08/25/2036		122	122

Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
5.670% due 10/25/2031		3	3

Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		1	1

Asset-Backed Funding Certificates
5.380% due 01/25/2037		151	151

Bear Stearns Asset-Backed Securities, Inc.
5.390% due 12/25/2036		248	248

Centex Home Equity
5.370% due 06/25/2036		61	61

Citigroup Mortgage Loan Trust, Inc.
5.370% due 10/25/2036		129	130

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037		98	98
5.400% due 06/25/2037		265	265

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		3	2

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036		32	32

First Alliance Mortgage Loan Trust
5.550% due 12/20/2027		2	2

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		164	164

GSR Mortgage Loan Trust
5.420% due 11/25/2030		31	31

Honda Auto Receivables Owner Trust
5.420% due 12/22/2008		66	66

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		169	169

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	$158	$158

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	31	31

Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	49	49

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	130	130

Morgan Stanley ABS Capital I
5.370% due 09/25/2036	141	141

Morgan Stanley Home Equity Loans
5.390% due 02/25/2036	114	114

New Century Home Equity Loan Trust
5.490% due 02/25/2036	300	300

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	97	97

Quest Trust
5.880% due 06/25/2034	5	5

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	40	40

Residential Asset Securities Corp.
5.360% due 08/25/2036	113	114
5.820% due 07/25/2032	8	8

SACO I, Inc.
5.380% due 05/25/2036	31	31

Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036	67	67
5.400% due 11/25/2036	260	260

SLM Student Loan Trust
5.365% due 01/26/2015	15	15

Soundview Home Equity Loan Trust
5.400% due 01/25/2037	216	217

Structured Asset Investment Loan Trust
5.370% due 05/25/2036	176	176

Structured Asset Securities Corp.
5.370% due 10/25/2036	148	148
5.610% due 01/25/2033	4	4

USAA Auto Owner Trust
5.337% due 07/11/2008	400	400

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	77	77
5.550% due 10/25/2035	164	164
5.560% due 11/25/2035	200	200

		4,593

BANK LOAN OBLIGATIONS 0.5%
OAO Rosneft Oil Co.
6.000% due 09/16/2007	300	300

CORPORATE BONDS & NOTES 11.9%
American Express Credit Corp.
5.380% due 05/18/2009	100	100

American International Group, Inc.
5.360% due 06/23/2008	100	100

Bear Stearns Cos., Inc.
5.585% due 01/31/2011	200	199

BellSouth Corp.
5.460% due 08/15/2008	100	100

CenterPoint Energy, Inc.
5.875% due 06/01/2008	100	100

Charter One Bank N.A.
5.405% due 04/24/2009	250	250

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CIT Group, Inc.
5.430% due 02/21/2008		$100	$100

Citigroup, Inc.
5.400% due 12/26/2008		100	100

CMS Energy Corp.
7.500% due 01/15/2009		100	103

Comcast Corp.
5.656% due 07/14/2009		200	200

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		200	200

CVS Caremark Corp.
5.750% due 08/15/2011		100	100

DaimlerChrysler N.A. Holding Corp.
5.750% due 05/18/2009		100	100

Dex Media East LLC
9.875% due 11/15/2009		100	104

DR Horton, Inc.
6.000% due 04/15/2011		100	98

Equistar Chemicals LP
8.750% due 02/15/2009		100	104

Ford Motor Credit Co.
5.800% due 01/12/2009		100	98
6.625% due 06/16/2008		100	100
7.250% due 10/25/2011		50	48
7.800% due 06/01/2012		50	49
8.105% due 01/13/2012		200	200

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		100	105

General Motors Acceptance Corp.
6.510% due 09/23/2008		100	100

GMAC LLC
6.610% due 05/15/2009		100	100

Goldman Sachs Group, Inc.
5.400% due 12/23/2008		200	200
5.450% due 12/22/2008		100	100

HSBC Finance Corp.
5.360% due 05/21/2008		200	200

International Lease Finance Corp.
5.400% due 02/15/2012		100	99

iStar Financial, Inc.
5.150% due 03/01/2012		100	96

JC Penney Corp., Inc.
8.000% due 03/01/2010		100	106

JPMorgan & Co., Inc. CPI Linked Bond
2.991% due 02/15/2012		10	11

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	100	91

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		100	95

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		100	97

Kraft Foods, Inc.
6.250% due 06/01/2012		100	102

Lehman Brothers Holdings, Inc.
5.410% due 12/23/2008		300	300

Mandalay Resort Group
9.500% due 08/01/2008		100	104

Merck & Co., Inc.
4.750% due 03/01/2015		100	94

Merrill Lynch & Co., Inc.
5.390% due 12/22/2008		300	300
5.395% due 10/23/2008		100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho JGB Investment LLC
9.870% due 12/31/2049	$100	$104

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	100	103

Morgan Stanley
5.467% due 02/09/2009	200	200

Nationwide Health Properties, Inc.
6.500% due 07/15/2011	100	102

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	100	96

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	100	100

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	94

Safeway, Inc.
4.950% due 08/16/2010	100	98

SB Treasury Co. LLC
9.400% due 12/29/2049	100	104

State Street Capital Trust IV
6.355% due 06/15/2037	100	101

Tesoro Corp.
6.500% due 06/01/2017	100	98

Time Warner, Inc.
5.590% due 11/13/2009	100	100

Toyota Motor Credit Corp.
5.330% due 10/12/2007	100	100

TXU Corp.
6.375% due 01/01/2008	100	101

U.S. Bancorp
5.350% due 04/28/2009	100	100

Valero Energy Corp.
4.750% due 06/15/2013	100	95

Wachovia Bank N.A.
5.400% due 03/23/2009	250	250

Wal-Mart Stores, Inc.
5.260% due 06/16/2008	100	100

Wells Fargo Capital X
5.950% due 12/15/2036	100	94

Westpac Banking Corp.
5.280% due 06/06/2008	100	100

Xerox Corp.
9.750% due 01/15/2009	200	212

		7,405

MORTGAGE-BACKED SECURITIES 7.6%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	217	214

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	173	170

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	232	233

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	100	106

Countrywide Alternative Loan Trust
5.530% due 03/20/2046	209	208
5.600% due 02/25/2037	155	156

Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 05/25/2035	110	110
5.640% due 03/25/2035	238	239
5.650% due 02/25/2035	31	31

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	7	7

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	$78	$78

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	87	88

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	110	109

Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	289	289

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	200	194

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	107	107

Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046	29	29

JPMorgan Mortgage Trust
4.500% due 08/25/2019	179	176

Mellon Residential Funding Corp.
5.760% due 12/15/2030	46	46

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	13	13

Residential Accredit Loans, Inc.
5.530% due 04/25/2046	232	232

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	255	255
5.610% due 07/19/2034	15	15
5.650% due 09/19/2032	14	14
5.670% due 03/19/2034	25	25

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	142	142

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	170	170

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	229	229

Washington Mutual, Inc.
5.094% due 10/25/2032	4	4
5.474% due 02/27/2034	27	26
5.550% due 04/25/2045	35	35
5.630% due 01/25/2045	33	33
5.860% due 12/25/2027	75	75
6.009% due 06/25/2046	144	145
6.029% due 02/25/2046	352	352

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	108	105
4.950% due 03/25/2036	255	251
5.254% due 04/25/2036	69	69

		4,780

MUNICIPAL BONDS & NOTES 0.3%
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	95	97

Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023	100	102

		199

	SHARES	VALUE (000S)
PREFERRED STOCKS 1.2%
DG Funding Trust
7.600% due 12/31/2049	65	$677

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	100	101

		778

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 61.4%
Fannie Mae
4.187% due 11/01/2034	$325	322
4.673% due 05/25/2035	100	99
4.940% due 12/01/2034	48	48
5.000% due 09/01/2018 - 03/01/2036	586	554
5.440% due 03/25/2034	33	33
5.470% due 08/25/2034	27	27
5.500% due 11/01/2016 - 07/01/2037	8,330	8,045
5.670% due 09/25/2042	77	78
6.000% due 07/01/2037 - 07/25/2044	26,050	25,770
6.227% due 10/01/2044	109	110

Freddie Mac
4.500% due 03/15/2016	600	588
4.682% due 03/01/2035	402	396
4.980% due 04/01/2035	412	404
5.000% due 08/15/2020 - 07/15/2025	796	785
5.550% due 07/15/2037	400	400
6.227% due 10/25/2044	232	234
6.530% due 11/26/2012	300	301
7.190% due 02/01/2029	27	27

Ginnie Mae
5.375% due 04/20/2028 - 06/20/2030	16	16
5.380% due 05/20/2030	5	5

		38,242

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	300	380
8.875% due 02/15/2019	100	132

U.S. Treasury Notes
4.750% due 05/15/2014	800	790

U.S. Treasury Strips
0.000% due 11/15/2021	100	47

		1,349

Total United States (Cost $57,980)		57,646

SHORT-TERM INSTRUMENTS 7.5%

CERTIFICATES OF DEPOSIT 3.0%
Barclays Bank PLC
5.281% due 03/17/2008	400	400

BNP Paribas
5.262% due 05/28/2008	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Funding Corp.
5.360% due 08/16/2007	$200	$200

Dexia S.A.
5.270% due 09/29/2008	300	300

Fortis Bank NY
5.265% due 04/28/2008	100	100
5.300% due 09/30/2008	400	400

Nordea Bank Finland PLC
5.308% due 05/28/2008	100	100

Unicredito Italiano NY
5.358% due 12/13/2007	100	100
5.360% due 12/03/2007	100	100

		1,900

COMMERCIAL PAPER 2.9%
Societe Generale NY
5.210% due 11/26/2007	1,300	1,287

UBS Finance Delaware LLC
5.350% due 10/23/2007	500	500

		1,787

REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co.
4.900% due 07/02/2007	619	619

(Dated 06/29/2007. Collateralized by U.S. Treasury Notes 3.625% due 01/15/2010 valued at $636. Repurchase proceeds are $619.)

U.S. TREASURY BILLS 0.6%
4.617% due 09/13/2007 (a)(c)	395	391

Total Short-Term Instruments (Cost $4,698)		4,697

PURCHASED OPTIONS (e) 0.6%
(Cost $454)		398

Total Investments (b) 167.5% (Cost $104,302)		$104,312

Written Options (f) (0.1%) (Premiums $128)		(31)

Other Assets and Liabilities (Net) (67.4%)		(41,996)

Net Assets 100.0%		$62,285

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $1,007 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

(c) Securities with an aggregate market value of $391 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	17	$4
90-Day Eurodollar March Futures	Long	03/2008	13	(8)
90-Day Eurodollar September Futures	Short	09/2007	2	3
90-Day Euroyen December Futures	Long	12/2007	19	(4)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	37	(11)
Euro-Bund 10-Year Note September Futures	Long	09/2007	97	(75)
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 104.000	Long	09/2007	8	0
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 106.000	Long	09/2007	86	1
Japan Government 10-Year Bond September Futures	Long	09/2007	11	(45)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	53	(20)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	2	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	12	(12)

				$(165)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	300	$0
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		200	0
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		400	(1)
Goldman Sachs & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		200	0
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	13,000	1
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%	)	06/20/2011		$100	2
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.455%	)	06/20/2012		200	(1)
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.505%	)	06/20/2017		200	0
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		100	0
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012		100	0
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012		100	1
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010		100	0
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008		100	0
Credit Suisse First Boston	DaimlerChrysler N.A. Holding Corp. 5.750% due 05/18/2009	Buy	(0.380%	)	06/20/2009		100	0
Credit Suisse First Boston	Safeway, Inc. 4.950% due 08/16/2010	Buy	(0.300%	)	09/20/2010		100	(1)
Credit Suisse First Boston	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%	)	03/20/2012		100	(1)
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.519%	)	06/20/2012		200	(1)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010		100	0
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011		100	(1)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017		100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		7,000	41
Goldman Sachs & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017		200	1
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%	)	06/20/2017		100	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008		200	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009		100	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010		100	1
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011		2,200	64
Lehman Brothers, Inc.	CVS Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011		100	0
Lehman Brothers, Inc.	Valero Energy Corp. 4.750% due 06/15/2013	Buy	(0.410%	)	06/20/2013		100	0
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015		100	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009		100	0
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016		100	0
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012		100	0
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008		300	0
UBS Warburg LLC	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.190%	)	06/20/2017		200	5
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%	)	06/20/2017		200	1

								$111

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	1,500	$(3)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		700	(19)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		400	20
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		5,000	(13)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,200	(9)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		500	(13)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		300	14
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		300	(8)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		200	9
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		500	(3)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		2,300	(6)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,500	(10)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		1,600	(45)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		1,000	59
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	400	(1)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015		200	3
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	1,600	3
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		200	21
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		200	7
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		4,880	216
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(8)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		500	(4)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	09/19/2012		800	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	114
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		400	(7)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		500	22
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(14)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		100	10
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		200	(17)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(7)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		1,200	47
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		500	48
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		800	(21)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(15)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	GBP	1,700	(19)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,400	(118)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		400	52
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		1,500	15
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		200	(17)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	21
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(11)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	26
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		200	38
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,400	(125)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,000	(89)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		300	(37)
Goldman Sachs & Co.	3-Month Hong Kong Bank Bill	Receive	4.235%	12/17/2008	HKD	7,100	6
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	420,000	(7)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		190,000	(14)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		20,000	(5)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,040,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		540,000	(9)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		50,000	(4)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		20,000	(1)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.020%	05/18/2010		17,000	(3)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		40,000	3
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		590,000	(36)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		80,000	(1)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		130,000	7
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		220,000	(13)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,560,000	(22)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		820,000	(15)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		190,000	20
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		320,000	(12)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		20,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		60,000	(15)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,000	(2)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		4,000	(1)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$5,900	(29)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		800	28
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		22,800	(107)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		200	7
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,300	(2)

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014	$4,700	$166
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	800	(6)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	900	(8)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,300	(22)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	100	2
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2008	1,000	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	200	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	9,300	(60)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	900	1

						$(54)

(e) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$109.000	08/24/2007	20	$0	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007	$2,000	$8	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600	18	8
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,000	19	8
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	17,200	45	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	7,000	16	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	4,500	15	10

							$131	$29

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	1,000	$30	$34
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		1,000	30	25
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	09/26/2007		$300	2	7
Call - OTC U.S. dollar versus Japanese yen		117.900	11/09/2007		600	6	20
Call - OTC U.S. dollar versus Japanese yen		117.500	11/19/2007		300	3	11
Call - OTC U.S. dollar versus Japanese yen		114.281	12/05/2007		300	4	17
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		1,000	33	52
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		1,000	33	8
Call - OTC U.S. dollar versus Japanese yen		121.400	01/23/2008		500	5	7
Call - OTC U.S. dollar versus Japanese yen		117.500	03/13/2008		400	3	13
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		400	11	15
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		400	10	8
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,800	74	73
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,800	74	76

						$318	$366

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 07/01/2037	$91.500	07/05/2007	$3,000	$0	$0
Call - OTC Fannie Mae 5.000% due 09/01/2037	101.125	09/06/2007	8,000	1	1
Put - OTC Fannie Mae 5.500% due 08/01/2037	89.500	08/07/2007	5,000	1	0
Put - OTC Fannie Mae 6.000% due 09/01/2037	92.500	09/06/2007	23,000	3	2
Call - OTC Fannie Mae 5.000% due 09/01/2037	102.438	09/06/2007	1,460	0	0

				$5	$3

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(f) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$1,000	$8	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000	18	7
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,000	22	10
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	3,700	40	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,200	14	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	900	11	3
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,500	15	11

							$128	$31

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	07/01/2037	$10,000	$9,611	$9,370

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,772	07/2007	$6	$0	$6
Sell		643	07/2007	0	(4)	(4)
Buy	BRL	1,256	07/2007	15	0	15
Sell		1,256	07/2007	8	0	8
Buy		1,021	10/2007	19	0	19
Buy		1,571	03/2008	9	(9)	0
Sell	CAD	518	08/2007	0	(2)	(2)
Buy	CLP	6,033	11/2007	0	0	0
Buy		4,000	03/2008	0	0	0
Buy	CNY	5,292	11/2007	3	0	3
Buy		14,644	01/2008	0	(9)	(9)
Buy	DKK	32	09/2007	0	0	0
Sell		178	09/2007	0	0	0
Sell	EUR	10,084	07/2007	0	(132)	(132)
Sell	GBP	2,757	08/2007	0	(29)	(29)
Buy	HKD	475	07/2007	0	0	0
Buy		475	08/2007	0	0	0
Buy	JPY	41,361	07/2007	1	0	1
Sell		1,136,167	07/2007	131	(1)	130
Buy	KRW	241,826	07/2007	2	0	2
Buy		278,085	08/2007	0	0	0
Buy		41,181	09/2007	1	0	1
Buy	MXN	4,263	03/2008	10	0	10
Buy	NOK	2,097	09/2007	6	0	6
Sell	NZD	649	07/2007	0	(5)	(5)
Buy	PLN	555	09/2007	2	0	2
Buy	RUB	9,889	09/2007	2	0	2
Buy		339	11/2007	0	0	0
Buy		5,866	12/2007	1	0	1
Buy	SEK	2,492	09/2007	4	0	4
Buy	SGD	176	08/2007	0	(2)	(2)
Buy	TWD	3,534	07/2007	1	0	1
Buy		3,534	08/2007	0	0	0
Buy	ZAR	70	09/2007	0	0	0

				$221	$(193)	$28

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Notes to Financial Statements

1.  ORGANIZATION

The Foreign Bond Portfolio U.S. Dollar-Hedged (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)   The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the

Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(o) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $300,000 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(p) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(q) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(r) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$244,978	$245,637	$62,337	$54,812

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 12/31/2006	$27,300	GBP	1,000	$275
Sales	7,600		0	79
Closing Buys	(22,600)		0	(207)
Expirations	0		(1,000)	(19)
Exercised	0		0	0
Balance at 06/30/2007	$12,300	GBP	0	$128

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,076	10,804	2,354	24,018
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	103	1,029	246	2,512
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(933)	(9,322)	(1,340)	(13,658)
Net increase resulting from Portfolio share transactions	246	$2,511	1,260	$12,873

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100
Administrative Class	5	89

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 1,513	$ (1,503)	$ 10

22	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	23

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Foreign Bond Portfolio
(U.S. Dollar-Hedged)

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2007

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

United States	55.3%
Germany	13.5%
Japan	9.7%
United Kingdom	8.4%
Short-Term Instruments	4.5%
Other	8.6%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/10/00)**
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class	-0.60%	2.40%	3.98%	5.14%
JPMorgan Government Bond Indices Global Ex-U.S. Index Hedged in USD±	-0.02%	3.97%	4.16%	4.98%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± JPMorgan Government Bond Indices Global Ex-U.S. Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$994.00	$1,021.08
Expenses Paid During Period†	$3.71	$3.76

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	Developed global bonds produced weak returns, with bond yields rising across major markets.

»

Exposure to U.S. shorter maturities, principally through interest rate futures contracts, detracted from performance as yields rose on diminishing expectations of an easing of interest rates by the Federal Reserve.

»	An underweight to U.K. interest rates, notably at the long-end of the yield curve, was positive for returns as U.K. yields rose sharply.

»	An overweight to European interest rates was negative for returns as yields rose due to the region’s growth momentum.

»	An overweight to mortgage-backed securities detracted from returns as mortgage spreads widened.

»	Emerging market currency exposure was positive for returns as these currencies outperformed the U.S. dollar.

»	Global swap spread widening strategies were positive for returns as global swap spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Institutional Class
Net asset value beginning of year or period	$10.10	$10.34	$10.15	$10.03	$10.07	$9.69
Net investment income (a)	0.18	0.38	0.29	0.24	0.27	0.32
Net realized/unrealized gain (loss) on investments (a)	(0.24)	(0.14)	0.24	0.33	(0.03)	0.47
Total income (loss) from investment operations	(0.06)	0.24	0.53	0.57	0.24	0.79
Dividends from net investment income	(0.17)	(0.35)	(0.26)	(0.22)	(0.28)	(0.37)
Distributions from net realized capital gains	0.00	(0.13)	(0.08)	(0.23)	0.00	(0.04)
Total distributions	(0.17)	(0.48)	(0.34)	(0.45)	(0.28)	(0.41)
Net asset value end of year or period	$9.87	$10.10	$10.34	$10.15	$10.03	$10.07
Total return	(0.60)%	2.34%	5.28%	5.68%	2.39%	8.36%
Net assets end of year or period (000s)	$14	$14	$14	$13	$13	$12
Ratio of expenses to average net assets	0.75%*	0.75%	0.75%	0.75%	0.78%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	3.56%*	3.69%	2.81%	2.37%	2.69%	3.36%
Portfolio turnover rate	307%	281%	453%	515%	600%	321%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$104,312
Cash	1
Foreign currency, at value	1,305
Receivable for investments sold	9,653
Receivable for Portfolio shares sold	503
Interest and dividends receivable	867
Variation margin receivable	2
Swap premiums paid	1,700
Unrealized appreciation on foreign currency contracts	221
Unrealized appreciation on swap agreements	1,105
119,669

Liabilities:
Payable for investments purchased	$32,653
Payable for investments purchased on a delayed-delivery basis	13,648
Payable for Portfolio shares redeemed	123
Payable for short sales	9,370
Written options outstanding	31
Dividends payable	2
Accrued investment advisory fee	13
Accrued administration fee	26
Accrued servicing fee	7
Variation margin payable	63
Swap premiums received	207
Unrealized depreciation on foreign currency contracts	193
Unrealized depreciation on swap agreements	1,048
57,384

Net Assets	$62,285

Net Assets Consist of:
Paid in capital	$63,649
(Overdistributed) net investment income	(863)
Accumulated undistributed net realized (loss)	(699)
Net unrealized appreciation	198
$62,285

Net Assets:
Institutional Class	$14
Administrative Class	62,271

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	6,306

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.87
Administrative Class	9.87

Cost of Investments Owned	$104,302
Cost of Foreign Currency Held	$1,299
Proceeds Received on Short Sales	$9,611
Premiums Received on Written Options	$128

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$1,326
Dividends	26
Miscellaneous income	1
Total Income	1,353

Expenses:
Investment advisory fees	78
Administration fees	156
Servicing fees – Administrative Class	47
Trustees’ fees	1
Total Expenses	282

Net Investment Income	1,071

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(424)
Net realized (loss) on futures contracts, written options and swaps	(286)
Net realized gain on foreign currency transactions	80
Net change in unrealized (depreciation) on investments	(1,029)
Net change in unrealized appreciation on futures contracts, written options and swaps	479
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(293)
Net (Loss)	(1,473)

Net (Decrease) in Net Assets Resulting from Operations	$(402)

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,071	$1,924
Net realized (loss)	(630)	(1,221)
Net change in unrealized appreciation (depreciation)	(843)	491
Net increase (decrease) resulting from operations	(402)	1,194

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(1,031)	(1,778)
From net realized capital gains
Administrative Class	0	(735)

Total Distributions	(1,031)	(2,514)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	10,804	24,018
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	1,029	2,512
Cost of shares redeemed
Administrative Class	(9,322)	(13,658)
Net increase resulting from Portfolio share transactions	2,511	12,873

Total Increase in Net Assets	1,078	11,553

Net Assets:
Beginning of period	61,207	49,654
End of period*	$62,285	$61,207

*Including (overdistributed) net investment income of:	$(863)	$(903)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Foreign Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2007 (Unaudited)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.0%
Medallion Trust
5.585% due 07/12/2031		$11	$11

Total Australia (Cost $11)			11

AUSTRIA 0.9%
Austria Government Bond
3.800% due 10/20/2013	EUR	100	130
5.250% due 01/04/2011		300	415

Total Austria (Cost $437)			545

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$100	99

Total Bermuda (Cost $99)			99

CANADA 0.4%
Province of Ontario Canada
6.200% due 06/02/2031	CAD	200	220

Total Canada (Cost $220)			220

CAYMAN ISLANDS 1.0%
Mizuho Finance Cayman Ltd.
8.375% due 12/29/2049		$200	209

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		200	197

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	97

Transocean, Inc.
5.560% due 09/05/2008		100	100

Total Cayman Islands (Cost $611)			603

DENMARK 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	56	11

Total Denmark (Cost $6)			11

FRANCE 1.7%
Credit Agricole S.A.
6.637% due 05/29/2049		$100	97

France Government Bond
4.000% due 10/25/2009	EUR	30	40
5.500% due 04/25/2010		110	153
5.750% due 10/25/2032		500	775

Total France (Cost $1,057)			1,065

GERMANY 22.7%
KFW International Finance, Inc.
1.750% due 03/23/2010	JPY	11,000	91

Republic of Germany
3.750% due 01/04/2015	EUR	900	1,156
4.250% due 07/04/2014		900	1,196
4.500% due 07/04/2009		10	13
4.750% due 07/04/2028		30	41
4.750% due 07/04/2034		100	136
5.000% due 07/04/2012		400	552
5.250% due 07/04/2010		1,400	1,933
5.250% due 01/04/2011		2,100	2,907
5.500% due 01/04/2031		100	150
5.625% due 01/04/2028		2,650	3,999
6.250% due 01/04/2024		600	955
6.500% due 07/04/2027		590	980

Total Germany (Cost $13,432)			14,109

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ICELAND 0.2%
Glitnir Banki HF
5.829% due 01/18/2012		$100	$101

Total Iceland (Cost $100)			101

IRELAND 0.2%
Bank of Ireland
5.370% due 12/19/2008		$100	100

Total Ireland (Cost $100)			100

ITALY 1.3%
Italy Buoni Poliennali Del Tesoro
4.250% due 11/01/2009	EUR	60	81
4.500% due 05/01/2009		360	487
5.500% due 11/01/2010		110	153

Seashell Securities PLC
4.295% due 07/25/2028		77	105

Total Italy (Cost $786)			826

JAPAN 16.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	129

Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	81

Japan Government Bond
1.500% due 03/20/2014	JPY	40,000	322
1.500% due 03/20/2015		38,000	304
1.600% due 06/20/2014		240,000	1,942
1.600% due 09/20/2014		60,000	485
2.300% due 06/20/2035		70,000	553
2.400% due 03/20/2034		20,000	162
2.500% due 09/20/2035		160,000	1,319
2.500% due 06/20/2036		160,000	1,314

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		39,960	315
1.000% due 02/28/2016		20,000	162
1.100% due 12/10/2016		367,780	2,950

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	95

Total Japan (Cost $10,962)			10,133

JERSEY, CHANNEL ISLANDS 0.1%
Haus Ltd.
4.139% due 12/10/2037	EUR	32	43

Total Jersey, Channel Islands (Cost $31)			43

MEXICO 0.2%
America Movil SAB de C.V.
5.460% due 06/27/2008		$100	100

Total Mexico (Cost $100)			100

NETHERLANDS 0.2%
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$100	100

Total Netherlands (Cost $100)			100

RUSSIA 0.3%
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		$200	200

Total Russia (Cost $200)			200

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN 7.2%
Santander U.S. Debt S.A. Unipersonal
5.416% due 02/06/2009		$200	$200
5.420% due 11/20/2009		100	100

Spain Government Bond
4.000% due 01/31/2010	EUR	100	134
4.400% due 01/31/2015		1,800	2,402
5.150% due 07/30/2009		1,210	1,658

Total Spain (Cost $4,239)			4,494

UNITED KINGDOM 14.1%
HBOS PLC
5.920% due 09/29/2049		$300	282

HSBC Holdings PLC
6.500% due 05/02/2036		400	412

Lloyds TSB Bank PLC
5.562% due 11/29/2049		100	87
5.625% due 07/15/2049	EUR	40	55

Royal Bank of Scotland Group PLC
5.750% due 07/06/2012		$100	100

United Kingdom Gilt
4.250% due 03/07/2011	GBP	2,200	4,194
4.750% due 06/07/2010		600	1,171
4.750% due 09/07/2015		700	1,334
5.000% due 03/07/2008		100	200
5.000% due 03/07/2012		500	976

Total United Kingdom (Cost $8,679)			8,811

UNITED STATES 92.5%

ASSET-BACKED SECURITIES 7.4%
ACE Securities Corp.
5.370% due 07/25/2036		$101	101
5.370% due 08/25/2036		122	122

Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
5.670% due 10/25/2031		3	3

Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		1	1

Asset-Backed Funding Certificates
5.380% due 01/25/2037		151	151

Bear Stearns Asset-Backed Securities, Inc.
5.390% due 12/25/2036		248	248

Centex Home Equity
5.370% due 06/25/2036		61	61

Citigroup Mortgage Loan Trust, Inc.
5.370% due 10/25/2036		129	130

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037		98	98
5.400% due 06/25/2037		265	265

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		3	2

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036		32	32

First Alliance Mortgage Loan Trust
5.550% due 12/20/2027		2	2

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		164	164

GSR Mortgage Loan Trust
5.420% due 11/25/2030		31	31

Honda Auto Receivables Owner Trust
5.420% due 12/22/2008		66	66

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		169	169

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	$158	$158

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	31	31

Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	49	49

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	130	130

Morgan Stanley ABS Capital I
5.370% due 09/25/2036	141	141

Morgan Stanley Home Equity Loans
5.390% due 02/25/2036	114	114

New Century Home Equity Loan Trust
5.490% due 02/25/2036	300	300

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	97	97

Quest Trust
5.880% due 06/25/2034	5	5

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	40	40

Residential Asset Securities Corp.
5.360% due 08/25/2036	113	114
5.820% due 07/25/2032	8	8

SACO I, Inc.
5.380% due 05/25/2036	31	31

Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036	67	67
5.400% due 11/25/2036	260	260

SLM Student Loan Trust
5.365% due 01/26/2015	15	15

Soundview Home Equity Loan Trust
5.400% due 01/25/2037	216	217

Structured Asset Investment Loan Trust
5.370% due 05/25/2036	176	176

Structured Asset Securities Corp.
5.370% due 10/25/2036	148	148
5.610% due 01/25/2033	4	4

USAA Auto Owner Trust
5.337% due 07/11/2008	400	400

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	77	77
5.550% due 10/25/2035	164	164
5.560% due 11/25/2035	200	200

		4,593

BANK LOAN OBLIGATIONS 0.5%
OAO Rosneft Oil Co.
6.000% due 09/16/2007	300	300

CORPORATE BONDS & NOTES 11.9%
American Express Credit Corp.
5.380% due 05/18/2009	100	100

American International Group, Inc.
5.360% due 06/23/2008	100	100

Bear Stearns Cos., Inc.
5.585% due 01/31/2011	200	199

BellSouth Corp.
5.460% due 08/15/2008	100	100

CenterPoint Energy, Inc.
5.875% due 06/01/2008	100	100

Charter One Bank N.A.
5.405% due 04/24/2009	250	250

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CIT Group, Inc.
5.430% due 02/21/2008		$100	$100

Citigroup, Inc.
5.400% due 12/26/2008		100	100

CMS Energy Corp.
7.500% due 01/15/2009		100	103

Comcast Corp.
5.656% due 07/14/2009		200	200

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		200	200

CVS Caremark Corp.
5.750% due 08/15/2011		100	100

DaimlerChrysler N.A. Holding Corp.
5.750% due 05/18/2009		100	100

Dex Media East LLC
9.875% due 11/15/2009		100	104

DR Horton, Inc.
6.000% due 04/15/2011		100	98

Equistar Chemicals LP
8.750% due 02/15/2009		100	104

Ford Motor Credit Co.
5.800% due 01/12/2009		100	98
6.625% due 06/16/2008		100	100
7.250% due 10/25/2011		50	48
7.800% due 06/01/2012		50	49
8.105% due 01/13/2012		200	200

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		100	105

General Motors Acceptance Corp.
6.510% due 09/23/2008		100	100

GMAC LLC
6.610% due 05/15/2009		100	100

Goldman Sachs Group, Inc.
5.400% due 12/23/2008		200	200
5.450% due 12/22/2008		100	100

HSBC Finance Corp.
5.360% due 05/21/2008		200	200

International Lease Finance Corp.
5.400% due 02/15/2012		100	99

iStar Financial, Inc.
5.150% due 03/01/2012		100	96

JC Penney Corp., Inc.
8.000% due 03/01/2010		100	106

JPMorgan & Co., Inc. CPI Linked Bond
2.991% due 02/15/2012		10	11

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	100	91

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		100	95

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		100	97

Kraft Foods, Inc.
6.250% due 06/01/2012		100	102

Lehman Brothers Holdings, Inc.
5.410% due 12/23/2008		300	300

Mandalay Resort Group
9.500% due 08/01/2008		100	104

Merck & Co., Inc.
4.750% due 03/01/2015		100	94

Merrill Lynch & Co., Inc.
5.390% due 12/22/2008		300	300
5.395% due 10/23/2008		100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mizuho JGB Investment LLC
9.870% due 12/31/2049	$100	$104

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	100	103

Morgan Stanley
5.467% due 02/09/2009	200	200

Nationwide Health Properties, Inc.
6.500% due 07/15/2011	100	102

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	100	96

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	100	100

Rabobank Capital Funding Trust
5.254% due 12/29/2049	100	94

Safeway, Inc.
4.950% due 08/16/2010	100	98

SB Treasury Co. LLC
9.400% due 12/29/2049	100	104

State Street Capital Trust IV
6.355% due 06/15/2037	100	101

Tesoro Corp.
6.500% due 06/01/2017	100	98

Time Warner, Inc.
5.590% due 11/13/2009	100	100

Toyota Motor Credit Corp.
5.330% due 10/12/2007	100	100

TXU Corp.
6.375% due 01/01/2008	100	101

U.S. Bancorp
5.350% due 04/28/2009	100	100

Valero Energy Corp.
4.750% due 06/15/2013	100	95

Wachovia Bank N.A.
5.400% due 03/23/2009	250	250

Wal-Mart Stores, Inc.
5.260% due 06/16/2008	100	100

Wells Fargo Capital X
5.950% due 12/15/2036	100	94

Westpac Banking Corp.
5.280% due 06/06/2008	100	100

Xerox Corp.
9.750% due 01/15/2009	200	212

		7,405

MORTGAGE-BACKED SECURITIES 7.6%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	217	214

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	173	170

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	232	233

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	100	106

Countrywide Alternative Loan Trust
5.530% due 03/20/2046	209	208
5.600% due 02/25/2037	155	156

Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 05/25/2035	110	110
5.640% due 03/25/2035	238	239
5.650% due 02/25/2035	31	31

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	7	7

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	$78	$78

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	87	88

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	110	109

Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	289	289

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	200	194

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	107	107

Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046	29	29

JPMorgan Mortgage Trust
4.500% due 08/25/2019	179	176

Mellon Residential Funding Corp.
5.760% due 12/15/2030	46	46

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	13	13

Residential Accredit Loans, Inc.
5.530% due 04/25/2046	232	232

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	255	255
5.610% due 07/19/2034	15	15
5.650% due 09/19/2032	14	14
5.670% due 03/19/2034	25	25

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	142	142

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	170	170

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	229	229

Washington Mutual, Inc.
5.094% due 10/25/2032	4	4
5.474% due 02/27/2034	27	26
5.550% due 04/25/2045	35	35
5.630% due 01/25/2045	33	33
5.860% due 12/25/2027	75	75
6.009% due 06/25/2046	144	145
6.029% due 02/25/2046	352	352

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	108	105
4.950% due 03/25/2036	255	251
5.254% due 04/25/2036	69	69

		4,780

MUNICIPAL BONDS & NOTES 0.3%
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	95	97

Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023	100	102

		199

	SHARES	VALUE (000S)
PREFERRED STOCKS 1.2%
DG Funding Trust
7.600% due 12/31/2049	65	$677

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	100	101

		778

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 61.4%
Fannie Mae
4.187% due 11/01/2034	$325	322
4.673% due 05/25/2035	100	99
4.940% due 12/01/2034	48	48
5.000% due 09/01/2018 - 03/01/2036	586	554
5.440% due 03/25/2034	33	33
5.470% due 08/25/2034	27	27
5.500% due 11/01/2016 - 07/01/2037	8,330	8,045
5.670% due 09/25/2042	77	78
6.000% due 07/01/2037 - 07/25/2044	26,050	25,770
6.227% due 10/01/2044	109	110

Freddie Mac
4.500% due 03/15/2016	600	588
4.682% due 03/01/2035	402	396
4.980% due 04/01/2035	412	404
5.000% due 08/15/2020 - 07/15/2025	796	785
5.550% due 07/15/2037	400	400
6.227% due 10/25/2044	232	234
6.530% due 11/26/2012	300	301
7.190% due 02/01/2029	27	27

Ginnie Mae
5.375% due 04/20/2028 - 06/20/2030	16	16
5.380% due 05/20/2030	5	5

		38,242

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	300	380
8.875% due 02/15/2019	100	132

U.S. Treasury Notes
4.750% due 05/15/2014	800	790

U.S. Treasury Strips
0.000% due 11/15/2021	100	47

		1,349

Total United States (Cost $57,980)		57,646

SHORT-TERM INSTRUMENTS 7.5%

CERTIFICATES OF DEPOSIT 3.0%
Barclays Bank PLC
5.281% due 03/17/2008	400	400

BNP Paribas
5.262% due 05/28/2008	200	200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Funding Corp.
5.360% due 08/16/2007	$200	$200

Dexia S.A.
5.270% due 09/29/2008	300	300

Fortis Bank NY
5.265% due 04/28/2008	100	100
5.300% due 09/30/2008	400	400

Nordea Bank Finland PLC
5.308% due 05/28/2008	100	100

Unicredito Italiano NY
5.358% due 12/13/2007	100	100
5.360% due 12/03/2007	100	100

		1,900

COMMERCIAL PAPER 2.9%
Societe Generale NY
5.210% due 11/26/2007	1,300	1,287

UBS Finance Delaware LLC
5.350% due 10/23/2007	500	500

		1,787

REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co.
4.900% due 07/02/2007	619	619

(Dated 06/29/2007. Collateralized by U.S. Treasury Notes 3.625% due 01/15/2010 valued at $636. Repurchase proceeds are $619.)

U.S. TREASURY BILLS 0.6%
4.617% due 09/13/2007 (a)(c)	395	391

Total Short-Term Instruments (Cost $4,698)		4,697

PURCHASED OPTIONS (e) 0.6%
(Cost $454)		398

Total Investments (b) 167.5% (Cost $104,302)		$104,312

Written Options (f) (0.1%) (Premiums $128)		(31)

Other Assets and Liabilities (Net) (67.4%)		(41,996)

Net Assets 100.0%		$62,285

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $1,007 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

(c) Securities with an aggregate market value of $391 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	17	$4
90-Day Eurodollar March Futures	Long	03/2008	13	(8)
90-Day Eurodollar September Futures	Short	09/2007	2	3
90-Day Euroyen December Futures	Long	12/2007	19	(4)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	37	(11)
Euro-Bund 10-Year Note September Futures	Long	09/2007	97	(75)
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 104.000	Long	09/2007	8	0
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 106.000	Long	09/2007	86	1
Japan Government 10-Year Bond September Futures	Long	09/2007	11	(45)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	53	(20)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	2	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	12	(12)

				$(165)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	300	$0
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		200	0
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		400	(1)
Goldman Sachs & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		200	0
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	13,000	1
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%	)	06/20/2011		$100	2
Bank of America	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.455%	)	06/20/2012		200	(1)
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.505%	)	06/20/2017		200	0
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		100	0
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012		100	0
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012		100	1
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010		100	0
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008		100	0
Credit Suisse First Boston	DaimlerChrysler N.A. Holding Corp. 5.750% due 05/18/2009	Buy	(0.380%	)	06/20/2009		100	0
Credit Suisse First Boston	Safeway, Inc. 4.950% due 08/16/2010	Buy	(0.300%	)	09/20/2010		100	(1)
Credit Suisse First Boston	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%	)	03/20/2012		100	(1)
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.519%	)	06/20/2012		200	(1)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010		100	0
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011		100	(1)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.700%	)	06/20/2017		100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		7,000	41
Goldman Sachs & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017		200	1
Goldman Sachs & Co.	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.500%	)	06/20/2017		100	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008		200	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009		100	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010		100	1
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011		2,200	64
Lehman Brothers, Inc.	CVS Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011		100	0
Lehman Brothers, Inc.	Valero Energy Corp. 4.750% due 06/15/2013	Buy	(0.410%	)	06/20/2013		100	0
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015		100	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009		100	0
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016		100	0
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012		100	0
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008		300	0
UBS Warburg LLC	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.190%	)	06/20/2017		200	5
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%	)	06/20/2017		200	1

								$111

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	1,500	$(3)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		700	(19)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		400	20
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		5,000	(13)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,200	(9)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		500	(13)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		300	14
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		300	(8)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		200	9
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		500	(3)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		2,300	(6)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,500	(10)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		1,600	(45)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		1,000	59
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	400	(1)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015		200	3
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011	EUR	1,600	3
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		200	21
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		200	7
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		4,880	216
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(8)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		500	(4)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	09/19/2012		800	(3)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	114
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		400	(7)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		500	22
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(14)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		100	10
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		200	(17)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(7)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		1,200	47
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		500	48
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		800	(21)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(15)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	GBP	1,700	(19)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,400	(118)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		400	52
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		1,500	15
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		200	(17)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	21
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(11)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	26
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		200	38
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,400	(125)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,000	(89)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		300	(37)
Goldman Sachs & Co.	3-Month Hong Kong Bank Bill	Receive	4.235%	12/17/2008	HKD	7,100	6
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	420,000	(7)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		190,000	(14)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		20,000	(5)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,040,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		540,000	(9)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		50,000	(4)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		20,000	(1)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.020%	05/18/2010		17,000	(3)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		40,000	3
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		590,000	(36)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		80,000	(1)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		130,000	7
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		220,000	(13)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,560,000	(22)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		820,000	(15)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		190,000	20
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		320,000	(12)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		20,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		60,000	(15)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,000	(2)
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		4,000	(1)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$5,900	(29)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		800	28
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		22,800	(107)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		200	7
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		1,300	(2)

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014	$4,700	$166
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	800	(6)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	900	(8)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	3,300	(22)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	100	2
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2008	1,000	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014	200	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	9,300	(60)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	900	1

						$(54)

(e) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$109.000	08/24/2007	20	$0	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007	$2,000	$8	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600	18	8
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	4,000	19	8
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	17,200	45	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	7,000	16	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	4,500	15	10

							$131	$29

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.355	05/21/2008	EUR	1,000	$30	$34
Put - OTC Euro versus U.S. dollar		1.355	05/21/2008		1,000	30	25
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	09/26/2007		$300	2	7
Call - OTC U.S. dollar versus Japanese yen		117.900	11/09/2007		600	6	20
Call - OTC U.S. dollar versus Japanese yen		117.500	11/19/2007		300	3	11
Call - OTC U.S. dollar versus Japanese yen		114.281	12/05/2007		300	4	17
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		1,000	33	52
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		1,000	33	8
Call - OTC U.S. dollar versus Japanese yen		121.400	01/23/2008		500	5	7
Call - OTC U.S. dollar versus Japanese yen		117.500	03/13/2008		400	3	13
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		400	11	15
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		400	10	8
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,800	74	73
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,800	74	76

						$318	$366

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 07/01/2037	$91.500	07/05/2007	$3,000	$0	$0
Call - OTC Fannie Mae 5.000% due 09/01/2037	101.125	09/06/2007	8,000	1	1
Put - OTC Fannie Mae 5.500% due 08/01/2037	89.500	08/07/2007	5,000	1	0
Put - OTC Fannie Mae 6.000% due 09/01/2037	92.500	09/06/2007	23,000	3	2
Call - OTC Fannie Mae 5.000% due 09/01/2037	102.438	09/06/2007	1,460	0	0

				$5	$3

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(f) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$1,000	$8	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000	18	7
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,000	22	10
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	3,700	40	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,200	14	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	900	11	3
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	1,500	15	11

							$128	$31

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	07/01/2037	$10,000	$9,611	$9,370

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,772	07/2007	$6	$0	$6
Sell		643	07/2007	0	(4)	(4)
Buy	BRL	1,256	07/2007	15	0	15
Sell		1,256	07/2007	8	0	8
Buy		1,021	10/2007	19	0	19
Buy		1,571	03/2008	9	(9)	0
Sell	CAD	518	08/2007	0	(2)	(2)
Buy	CLP	6,033	11/2007	0	0	0
Buy		4,000	03/2008	0	0	0
Buy	CNY	5,292	11/2007	3	0	3
Buy		14,644	01/2008	0	(9)	(9)
Buy	DKK	32	09/2007	0	0	0
Sell		178	09/2007	0	0	0
Sell	EUR	10,084	07/2007	0	(132)	(132)
Sell	GBP	2,757	08/2007	0	(29)	(29)
Buy	HKD	475	07/2007	0	0	0
Buy		475	08/2007	0	0	0
Buy	JPY	41,361	07/2007	1	0	1
Sell		1,136,167	07/2007	131	(1)	130
Buy	KRW	241,826	07/2007	2	0	2
Buy		278,085	08/2007	0	0	0
Buy		41,181	09/2007	1	0	1
Buy	MXN	4,263	03/2008	10	0	10
Buy	NOK	2,097	09/2007	6	0	6
Sell	NZD	649	07/2007	0	(5)	(5)
Buy	PLN	555	09/2007	2	0	2
Buy	RUB	9,889	09/2007	2	0	2
Buy		339	11/2007	0	0	0
Buy		5,866	12/2007	1	0	1
Buy	SEK	2,492	09/2007	4	0	4
Buy	SGD	176	08/2007	0	(2)	(2)
Buy	TWD	3,534	07/2007	1	0	1
Buy		3,534	08/2007	0	0	0
Buy	ZAR	70	09/2007	0	0	0

				$221	$(193)	$28

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Notes to Financial Statements

1.  ORGANIZATION

The Foreign Bond Portfolio U.S. Dollar-Hedged (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)   The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the

Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(o) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $300,000 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(p) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(q) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(r) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$244,978	$245,637	$62,337	$54,812

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 12/31/2006	$27,300	GBP	1,000	$275
Sales	7,600		0	79
Closing Buys	(22,600)		0	(207)
Expirations	0		(1,000)	(19)
Exercised	0		0	0
Balance at 06/30/2007	$12,300	GBP	0	$128

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,076	10,804	2,354	24,018
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	103	1,029	246	2,512
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(933)	(9,322)	(1,340)	(13,658)
Net increase resulting from Portfolio share transactions	246	$2,511	1,260	$12,873

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	100
Administrative Class	5	89

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 1,513	$ (1,503)	$ 10

22	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	23

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Global Bond Portfolio
(Unhedged)

A company of Allianz
Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Semiannual Report	June 30, 2007	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

United States	55.5%
Germany	12.6%
United Kingdom	10.1%
Japan	9.1%
Short-Term Instruments	6.1%
Spain	2.9%
Other	3.7%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (01/10/02)**
PIMCO Global Bond Portfolio (Unhedged) Administrative Class	-1.10%	1.19%	5.90%	7.32%
JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD±	-0.43%	2.91%	6.21%	7.42%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 01/10/02. Index comparisons began on 12/31/01.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deduction for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$988.98	$1,020.33
Expenses Paid During Period†	$4.44	$4.51

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	Global unhedged bonds produced weak returns as bond yields rose across major markets.

»	Exposure to U.S. shorter maturities, principally through interest rate futures contracts, detracted from performance as yields rose.

»	An underweight to U.K. interest rates, notably at the long-end of the yield curve, was positive for returns as U.K. yields rose sharply.

»	An overweight to European interest rates was negative for returns as yields rose due to the region’s growth momentum.

»	An overweight to mortgage-backed securities detracted from returns as mortgage spreads widened.

»	Emerging market currency exposure was positive for returns as these currencies outperformed the U.S. dollar.

»	Global swap spread widening strategies were positive for returns as global swap spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  Global Bond Portfolio (Unhedged)

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	01/10/2002-12/31/2002

Administrative Class
Net asset value beginning of year or period	$12.06	$11.91	$13.27	$13.03	$11.69	$10.00
Net investment income (a)	0.20	0.42	0.35	0.26	0.25	0.28
Net realized/unrealized gain (loss) on investments (a)	(0.33)	0.13	(1.22)	1.08	1.42	1.73
Total income (loss) from investment operations	(0.13)	0.55	(0.87)	1.34	1.67	2.01
Dividends from net investment income	(0.19)	(0.40)	(0.32)	(0.24)	(0.25)	(0.27)
Distributions from net realized capital gains	0.00	0.00	(0.17)	(0.86)	(0.08)	(0.05)
Total distributions	(0.19)	(0.40)	(0.49)	(1.10)	(0.33)	(0.32)
Net asset value end of year or period	$11.74	$12.06	$11.91	$13.27	$13.03	$11.69
Total return	(1.10)%	4.63%	(6.61)%	10.60%	14.43%	20.35%
Net assets end of year or period (000s)	$201,348	$173,894	$94,214	$41,695	$29,415	$20,456
Ratio of expenses to average net assets	0.90%*	0.90%	0.90%	0.90%	0.92%	0.90	%*(b)
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90	%*(b)
Ratio of net investment income to average net assets	3.31%*	3.49%	2.82%	2.03%	2.03%	2.65	%*
Portfolio turnover rate	277%	224%	320%	319%	592%	581%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.01%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Global Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2007 (Unaudited)

Assets:
Investments, at value	$296,193
Foreign currency, at value	4,357
Receivable for investments sold	25,626
Receivable for Portfolio shares sold	134
Interest and dividends receivable	2,426
Variation margin receivable	98
Swap premiums paid	5,055
Unrealized appreciation on foreign currency contracts	458
Unrealized appreciation on swap agreements	2,768
337,115

Liabilities:
Payable for investments purchased	$101,093
Payable for investments purchased on a delayed-delivery basis	5,295
Payable for Portfolio shares redeemed	580
Payable for short sales	24,418
Written options outstanding	123
Accrued investment advisory fee	42
Accrued administration fee	84
Accrued servicing fee	25
Variation margin payable	109
Swap premiums received	583
Unrealized depreciation on foreign currency contracts	589
Unrealized depreciation on swap agreements	2,628
135,569

Net Assets	$201,546

Net Assets Consist of:
Paid in capital	$206,138
(Overdistributed) net investment income	(311)
Accumulated undistributed net realized (loss)	(4,303)
Net unrealized appreciation	22
$201,546

Net Assets:
Institutional Class	$188
Administrative Class	201,348
Advisor Class	10

Shares Issued and Outstanding:
Institutional Class	16
Administrative Class	17,147
Advisor Class	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.74
Administrative Class	11.74
Advisor Class	11.74

Cost of Investments Owned	$296,515
Cost of Foreign Currency Held	$4,343
Proceeds Received on Short Sales	$24,631
Premiums Received on Written Options	$547

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$3,989
Dividends	23
Miscellaneous income	4
Total Income	4,016

Expenses:
Investment advisory fees	237
Administration fees	475
Servicing fees – Administrative Class	142
Trustees’ fees	2
Interest expense	1
Total Expenses	857

Net Investment Income	3,159

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,909)
Net realized (loss) on futures contracts, written options and swaps	(946)
Net realized (loss) on foreign currency transactions	(1,938)
Net change in unrealized (depreciation) on investments	(2,177)
Net change in unrealized appreciation on futures contracts, written options and swaps	1,272
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	391
Net (Loss)	(5,307)

Net (Decrease) in Net Assets Resulting from Operations	$(2,148)

*Foreign tax withholding	$1

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,159	$4,817
Net realized gain (loss)	(4,793)	1,490
Net change in unrealized (depreciation)	(514)	(120)
Net increase (decrease) resulting from operations	(2,148)	6,187

Distributions to Shareholders:
From net investment income
Institutional Class	(3)	0
Administrative Class	(3,049)	(4,594)
Advisor Class	0	0

Total Distributions	(3,052)	(4,594)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	150	49
Administrative Class	50,329	99,227
Advisor Class	0	10
Issued as reinvestment of distributions
Institutional Class	3	0
Administrative Class	3,049	4,593
Advisor Class	0	0
Cost of shares redeemed
Institutional Class	(8)	(1)
Administrative Class	(20,729)	(25,733)
Advisor Class	0	0
Net increase resulting from Portfolio share transactions	32,794	78,145

Total Increase in Net Assets	27,594	79,738

Net Assets:
Beginning of period	173,952	94,214
End of period*	$201,546	$173,952

*Including (overdistributed) net investment income of:	$(311)	$(418)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Bond Portfolio (Unhedged)	June 30, 2007 (Unaudited)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BELGIUM 0.4%
Belgium Government Bond
4.250% due 09/28/2014	EUR	600	$795

Total Belgium (Cost $761)			795

BERMUDA 0.2%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$400	396

Total Bermuda (Cost $395)			396

BRAZIL 0.1%
Vale Overseas Ltd.
6.250% due 01/11/2016		$300	299

Total Brazil (Cost $300)			299

CANADA 0.5%
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	200	187

Province of Ontario Canada
6.200% due 06/02/2031		500	550

Rogers Wireless, Inc.
7.250% due 12/15/2012		$200	211

Total Canada (Cost $939)			948

CAYMAN ISLANDS 1.0%
Mizuho Finance Cayman Ltd.
2.116% due 08/29/2049	JPY	100,000	822
8.375% due 12/29/2049		$400	418

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	394

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	387

Total Cayman Islands (Cost $2,083)			2,021

FRANCE 0.8%
France Government Bond
3.150% due 07/25/2032 (c)	EUR	110	170
5.750% due 10/25/2032		600	930
6.500% due 04/25/2011		300	434

Total France (Cost $1,569)			1,534

GERMANY 18.5%
Republic of Germany
3.750% due 01/04/2015	EUR	3,200	4,111
4.250% due 01/04/2014		1,400	1,862
4.250% due 07/04/2014		5,700	7,573
4.750% due 07/04/2028		300	407
4.750% due 07/04/2034		100	136
5.000% due 07/04/2012		3,500	4,833
5.250% due 01/04/2011		5,400	7,475
5.500% due 01/04/2031		400	600
5.625% due 01/04/2028		3,550	5,357
6.250% due 01/04/2024		600	955
6.250% due 01/04/2030		1,300	2,124
6.500% due 07/04/2027		1,100	1,826

Total Germany (Cost $36,778)			37,259

ICELAND 0.2%
Glitnir Banki HF
5.618% due 04/20/2010		$500	500

Total Iceland (Cost $500)			500

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
IRELAND 0.2%
Bank of Ireland
5.370% due 12/19/2008		$400	$401

Total Ireland (Cost $400)			401

ITALY 0.2%
Seashell Securities PLC
4.295% due 07/25/2028	EUR	39	52

Siena Mortgages SpA
4.377% due 12/16/2038		237	323

Total Italy (Cost $332)			375

JAPAN 13.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	129

Japan Government Bond
1.000% due 09/20/2010	JPY	100,000	806
1.500% due 03/20/2011		620,000	5,075
1.500% due 03/20/2014		30,000	241
1.600% due 09/20/2013		10,000	81
1.600% due 06/20/2014		120,000	971
1.600% due 09/20/2014		120,000	969
2.300% due 05/20/2030		7,000	57
2.300% due 06/20/2035		130,000	1,028
2.400% due 03/20/2034		130,000	1,054
2.500% due 09/20/2035		360,000	2,968
2.500% due 06/20/2036		280,000	2,299

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		119,880	944
1.100% due 12/10/2016		1,053,640	8,453
1.200% due 06/10/2017		120,000	968

Resona Bank Ltd.
5.850% due 09/29/2049		$100	96

Sumitomo Mitsui Banking Corp.
1.641% due 12/31/2049	JPY	100,000	819
5.625% due 07/29/2049		$100	95

Total Japan (Cost $28,833)			27,053

JERSEY, CHANNEL ISLANDS 0.1%
HSBC Capital Funding LP
9.547% due 12/31/2049		$100	110

Total Jersey, Channel Islands (Cost $112)			111

MEXICO 0.1%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	98

Total Mexico (Cost $97)			98

NETHERLANDS 0.8%
Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079	EUR	969	1,317

Netherlands Government Bond
4.250% due 07/15/2013		200	266

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$100	100

Total Netherlands (Cost $1,539)			1,683

NORWAY 0.2%
DnB NORBank ASA
5.425% due 10/13/2009		$300	300

Total Norway (Cost $300)			300

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
RUSSIA 0.2%
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		$500	$501

Total Russia (Cost $500)			501

SPAIN 4.2%
Santander U.S. Debt S.A. Unipersonal
5.420% due 11/20/2009		$400	400

Spain Government Bond
4.750% due 07/30/2014	EUR	5,000	6,844
5.150% due 07/30/2009		900	1,233

Total Spain (Cost $8,097)			8,477

UNITED KINGDOM 14.8%
HBOS PLC
5.920% due 09/29/2049		$1,200	1,127

Holmes Financing PLC
4.228% due 07/15/2010	EUR	100	135

HSBC Holdings PLC
6.500% due 05/02/2036		$1,200	1,237

Punch Taverns Finance Ltd.
6.824% due 10/15/2032 (a)	GBP	100	201

Royal Bank of Scotland Group PLC
5.750% due 07/06/2012		$100	100

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	202

United Kingdom Gilt
4.250% due 03/07/2011	GBP	2,200	4,194
4.750% due 06/07/2010		7,520	14,675
4.750% due 09/07/2015		1,500	2,859
5.000% due 03/07/2008		100	200
5.000% due 03/07/2012		2,500	4,877

XL Capital Europe PLC
6.500% due 01/15/2012		$100	103

Total United Kingdom (Cost $28,717)			29,910

UNITED STATES 81.6%

ASSET-BACKED SECURITIES 7.5%
Accredited Mortgage Loan Trust
5.360% due 09/25/2036		$373	373
5.370% due 02/25/2037		689	690

ACE Securities Corp.
5.430% due 10/25/2035		17	17

Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
5.670% due 10/25/2031		3	3

Asset-Backed Funding Certificates
5.380% due 01/25/2037		603	603

Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036		571	571

Carrington Mortgage Loan Trust
5.370% due 12/25/2036		680	681

Centex Home Equity
5.370% due 06/25/2036		182	182

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046		362	362
5.370% due 05/25/2037		1,328	1,328

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036		655	656

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036		97	97

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	$1	$1

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 05/25/2036	277	277
5.360% due 01/25/2038	658	658

Fremont Home Loan Trust
5.370% due 10/25/2036	554	554

GSAMP Trust
5.420% due 01/25/2047	721	721
5.610% due 03/25/2034	41	41

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	674	675

Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036	272	272
5.380% due 04/25/2037	632	632

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	94	94

JPMorgan Mortgage Acquisition Corp.
5.370% due 10/25/2036	654	653

Lehman XS Trust
5.400% due 04/25/2046	178	179
5.400% due 07/25/2046	354	354

Long Beach Mortgage Loan Trust
5.380% due 05/25/2046	124	124

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	520	521

Morgan Stanley ABS Capital I
5.360% due 07/25/2036	340	340
5.390% due 02/25/2036	155	155

Morgan Stanley Home Equity Loans
5.390% due 02/25/2036	227	227

Option One Mortgage Loan Trust
5.390% due 01/25/2036	186	187

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	96	96
5.400% due 02/25/2036	129	129

Residential Asset Securities Corp.
5.380% due 04/25/2036	81	81

SACO I, Inc.
5.380% due 05/25/2036	92	92

Saxon Asset Securities Trust
5.590% due 01/25/2032	2	2

Securitized Asset-Backed Receivables LLC Trust
5.370% due 12/25/2036	675	675
5.380% due 03/25/2036	202	202

Soundview Home Equity Loan Trust
5.430% due 11/25/2035	8	8

Structured Asset Securities Corp.
4.900% due 04/25/2035	54	54
5.720% due 05/25/2034	10	10

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034	13	13

Washington Mutual Asset-Backed Certificates
5.380% due 10/25/2036	674	675

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	270	270
5.550% due 10/25/2035	546	547

		15,083

CORPORATE BONDS & NOTES 11.4%
American Express Credit Corp.
5.380% due 03/02/2009	400	401

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
American International Group, Inc.
4.875% due 03/15/2067	EUR	200	$257
6.250% due 03/15/2037		$100	95

AT&T, Inc.
5.450% due 05/15/2008		600	601

AutoZone, Inc.
5.875% due 10/15/2012		100	100

Bank of America Corp.
5.366% due 11/06/2009		400	400

BellSouth Corp.
5.200% due 09/15/2014		200	192

Boston Scientific Corp.
6.400% due 06/15/2016		200	195

CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	200

Charter One Bank N.A.
5.405% due 04/24/2009		1,000	1,001

CIT Group, Inc.
5.430% due 02/21/2008		300	300
5.470% due 06/08/2009		500	498
5.570% due 05/23/2008		100	100

Citigroup, Inc.
5.400% due 12/26/2008		400	400

CMS Energy Corp.
6.310% due 01/15/2013 (a)		200	201
7.500% due 01/15/2009		200	206

CNA Financial Corp.
6.000% due 08/15/2011		200	201

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		500	500

CSX Corp.
6.300% due 03/15/2012		200	204

CVS Caremark Corp.
5.750% due 08/15/2011		200	200

DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		600	601
5.750% due 05/18/2009		200	201

Dex Media East LLC
9.875% due 11/15/2009		400	416

Dominion Resources, Inc.
5.660% due 09/28/2007		100	100

DR Horton, Inc.
6.000% due 04/15/2011		200	195

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	311

Equistar Chemicals LP
8.750% due 02/15/2009		400	416

Fleet National Bank
0.801% due 07/07/2008	JPY	30,000	244

Ford Motor Credit Co.
5.800% due 01/12/2009		$200	196
6.625% due 06/16/2008		600	600
7.250% due 10/25/2011		200	193
8.105% due 01/13/2012		500	499

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		400	420

General Electric Capital Corp.
5.460% due 06/15/2009		1,300	1,304

General Motors Acceptance Corp.
6.510% due 09/23/2008		500	500

GMAC LLC
6.610% due 05/15/2009		500	500

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		$100	$100

HJ Heinz Co.
6.428% due 12/01/2008		300	303

HJ Heinz Finance Co.
6.000% due 03/15/2012		100	100

HSBC Finance Corp.
5.450% due 06/19/2009		400	401
5.490% due 09/15/2008		100	100

International Lease Finance Corp.
5.350% due 03/01/2012		200	198
5.400% due 02/15/2012		200	198

iStar Financial, Inc.
5.150% due 03/01/2012		200	193

JC Penney Corp., Inc.
8.000% due 03/01/2010		200	211

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	182

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$100	95

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		400	386

Kraft Foods, Inc.
6.250% due 06/01/2012		200	204

Mandalay Resort Group
6.500% due 07/31/2009		400	402

Merck & Co., Inc.
4.750% due 03/01/2015		200	188

Merrill Lynch & Co., Inc.
5.395% due 10/23/2008		200	200
5.450% due 08/14/2009		200	200

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		100	103

Morgan Stanley
5.467% due 02/09/2009		500	501
5.809% due 10/18/2016		200	200

Newell Rubbermaid, Inc.
4.000% due 05/01/2010		200	192

Qwest Capital Funding, Inc.
6.375% due 07/15/2008		100	101

Rabobank Capital Funding Trust
5.254% due 12/29/2049		400	375

Ryder System, Inc.
5.850% due 11/01/2016		200	194

Sara Lee Corp.
6.250% due 09/15/2011		200	204

SB Treasury Co. LLC
9.400% due 12/29/2049		100	103

State Street Capital Trust IV
6.355% due 06/15/2037		500	504

Time Warner, Inc.
5.500% due 11/15/2011		200	198
5.590% due 11/13/2009		400	401

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	313

Toyota Motor Credit Corp.
5.330% due 10/12/2007		400	400

TXU Corp.
6.375% due 01/01/2008		300	302

U.S. Bancorp
5.350% due 04/28/2009		300	300

Wachovia Bank N.A.
5.400% due 03/23/2009		500	500

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wal-Mart Stores, Inc.
5.260% due 06/16/2008	$400	$400

Wells Fargo Capital X
5.950% due 12/15/2036	200	187

Westpac Banking Corp.
5.280% due 06/06/2008	400	400

Wyeth
6.950% due 03/15/2011	200	210

Xerox Corp.
9.750% due 01/15/2009	200	212

		22,909

MORTGAGE-BACKED SECURITIES 5.8%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	231	226

Bear Stearns Commercial Mortgage Securities
5.430% due 03/15/2019	649	649

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	737	737

CC Mortgage Funding Corp.
5.500% due 07/25/2036	514	514

Countrywide Alternative Loan Trust
5.530% due 03/20/2046	348	347
5.600% due 02/25/2037	388	389
6.185% due 08/25/2036	579	579

Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 05/25/2035	258	258
5.610% due 04/25/2035	23	23
5.640% due 03/25/2035	330	331
5.650% due 02/25/2035	31	31
5.700% due 09/25/2034	41	41

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	7	7

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	235	234

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	507	496

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	87	88

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	110	109

Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045	35	35

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	800	775

GSR Mortgage Loan Trust
4.538% due 09/25/2035	232	229
5.354% due 06/25/2034	50	51

Harborview Mortgage Loan Trust
5.690% due 02/19/2034	13	13

Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046	87	87

JPMorgan Mortgage Trust
4.768% due 07/25/2035	750	741

MASTR Asset Securitization Trust
4.500% due 03/25/2018	173	169

Mellon Residential Funding Corp.
5.760% due 12/15/2030	46	46

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	69	69

Residential Accredit Loans, Inc.
5.530% due 04/25/2046	465	465

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	$509	$510
5.610% due 07/19/2034	15	15
5.670% due 03/19/2034	25	25

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	681	681

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	610	610

Washington Mutual, Inc.
5.094% due 10/25/2032	4	4
5.474% due 02/27/2034	18	18
5.590% due 12/25/2045	177	177
5.610% due 10/25/2045	93	94
5.630% due 01/25/2045	33	33
5.640% due 01/25/2045	31	31
5.724% due 07/25/2046	563	566
5.860% due 12/25/2027	113	113
6.429% due 08/25/2042	32	32

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	379	368
4.750% due 10/25/2018	218	211
4.950% due 03/25/2036	425	419
5.254% due 04/25/2036	138	138

		11,784

MUNICIPAL BONDS & NOTES 0.0%
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	25	26

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049	58	604

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	200	202

		806

	PRINCIPAL AMOUNT (000S)
COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley
0.000% due 07/07/2008	$1,000	994

U.S. GOVERNMENT AGENCIES 54.8%
Fannie Mae
4.187% due 11/01/2034	325	322
4.397% due 10/01/2034	38	38
4.940% due 12/01/2034	48	48
5.000% due 11/01/2018 - 03/01/2036	796	758
5.440% due 03/25/2034	33	33
5.470% due 08/25/2034	27	27
5.500% due 10/01/2016 - 07/01/2037	22,233	21,483
5.570% due 06/25/2044	29	29
6.000% due 07/01/2037 - 07/25/2044	72,100	71,324
6.500% due 07/01/2037	7,000	7,067

Freddie Mac
4.500% due 02/15/2017 - 02/01/2018	1,991	1,913
5.000% due 03/15/2017	331	327
5.500% due 06/01/2035 - 07/01/2037	4,657	4,497
5.550% due 07/15/2037	1,400	1,400
6.000% due 04/15/2036	965	907
6.227% due 10/25/2044	193	195
7.190% due 02/01/2029	27	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
5.125% due 11/20/2024	$6	$7

		110,402

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	100	127
8.750% due 05/15/2017	100	128
8.875% due 02/15/2019	200	265

U.S. Treasury Notes
4.250% due 11/15/2014	1,000	954
4.625% due 02/29/2012	200	198
4.875% due 01/31/2009	100	100

U.S. Treasury Strips
0.000% due 05/15/2017	430	260
0.000% due 08/15/2020	300	151
0.000% due 11/15/2021	600	283

		2,466

Total United States (Cost $164,845)		164,470

SHORT-TERM INSTRUMENTS 9.0%

CERTIFICATES OF DEPOSIT 2.8%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	400	400

BNP Paribas
5.262% due 05/28/2008	800	800

Countrywide Funding Corp.
5.360% due 08/16/2007	700	700

Fortis Bank NY
5.265% due 04/28/2008	300	300

Nordea Bank Finland PLC
5.308% due 05/28/2008	500	501

Societe Generale NY
5.271% due 06/30/2008	1,300	1,301

Unicredito Italiano NY
5.358% due 12/13/2007	400	400
5.358% due 05/06/2008	900	900
5.360% due 12/03/2007	300	300

		5,602

COMMERCIAL PAPER 5.2%
TotalFinaElf Capital S.A.
5.340% due 07/02/2007	4,600	4,600

UBS Finance Delaware LLC
5.205% due 10/23/2007	300	299
5.235% due 10/23/2007	5,600	5,545

		10,444

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.900% due 07/02/2007	922	922

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $945. Repurchase proceeds are $922.)

U.S. TREASURY BILLS 0.5%
4.657% due 08/30/2007 - 09/13/2007 (b)(e)	1,110	1,099

Total Short-Term Instruments (Cost $18,068)		18,067

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Global Bond Portfolio (Unhedged) (Cont.)

VALUE (000S)
PURCHASED OPTIONS (g) 0.5%
(Cost $1,350)	$995

Total Investments (d) 147.0% (Cost $296,515)	$296,193

Written Options (h) (0.1%) (Premiums $547)	(123)

Other Assets and Liabilities (Net) (46.9%)	(94,524)

Net Assets 100.0%	$201,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $2,394 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $1,099 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	36	$9
90-Day Eurodollar March Futures	Long	03/2008	8	(9)
90-Day Euroyen December Futures	Long	12/2007	133	(32)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	146	(50)
Euro-Bobl 5-Year Note September Futures Put Options Strike @ EUR 104.000	Long	09/2007	93	1
Euro-Bund 10-Year Note September Futures	Long	09/2007	240	(176)
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 106.000	Long	09/2007	207	3
Japan Government 10-Year Bond September Futures	Long	09/2007	34	(132)
U.S. Treasury 10-Year Note September Futures	Long	09/2007	125	62
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	32	33
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	34	(36)

				$(327)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	800	$(1)
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		500	0
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		200	(1)
Deutsche Bank AG	Kelda Group PLC 6.625% DUE 04/17/2031	Buy	(0.210%	)	06/20/2012		200	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		200	1
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		1,200	(1)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		200	0
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		200	(1)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		200	0
Goldman Sachs & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		100	0
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		700	(2)
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		200	0
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	47,000	2
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$600	0
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008		200	0
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%	)	06/20/2011		200	3
Bank of America	Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%	)	12/20/2011		200	(1)
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.539%	)	06/20/2017		100	0
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.505%	)	06/20/2017		400	(1)
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		200	0

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	$100	$0
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012	100	0
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	400	1
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	100	0
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	100	0
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	100	0
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012	200	1
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	1,000	2
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	1,000	(1)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.850% due 11/01/2016	Buy	(0.460%	)	12/20/2016	200	4
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	200	0
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	100	(1)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	100	(2)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	200	0
Credit Suisse First Boston	DaimlerChrysler N.A. Holding Corp. 5.750% due 05/18/2009	Buy	(0.380%	)	06/20/2009	200	(1)
Credit Suisse First Boston	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%	)	03/20/2012	200	1
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	100	0
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.519%	)	06/20/2012	300	(1)
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	300	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	600	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	700	0
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	200	0
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	6,700	(15)
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%	)	06/20/2012	300	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	26,200	150
Goldman Sachs & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.675%	)	06/20/2017	100	0
Goldman Sachs & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	500	3
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	500	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	400	2
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	400	2
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	100	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	200	0
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	200	0
Lehman Brothers, Inc.	Tate & Lyle International Finance PLC 6.125% due 06/15/2011	Buy	(0.315%	)	06/20/2011	200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	3,200	93
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	2,300	73
Lehman Brothers, Inc.	CVS Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	200	0
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	200	0
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	200	(1)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	200	1
Merrill Lynch & Co., Inc.	CSX Corp. 6.300% due 03/15/2012	Buy	(0.230%	)	03/20/2012	200	1
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	200	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	200	0
Morgan Stanley	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	500	0
Morgan Stanley	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	1,000	(1)
Morgan Stanley	Rogers Wireless, Inc. 7.250% due 12/15/2012	Buy	(0.540%	)	12/20/2012	200	0
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	100	0
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	200	(1)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016	200	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.280%		12/20/2011	100	1
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	200	2
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	800	0
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.540%	)	06/20/2017	200	12
UBS Warburg LLC	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.190%	)	06/20/2017	500	14
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%	)	06/20/2017	400	2
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	100	(1)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	100	(1)

							$336

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Global Bond Portfolio (Unhedged) (Cont.)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	4,600	$(12)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		700	(19)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		400	21
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		15,700	(40)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		7,000	(52)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		3,900	(99)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		2,300	103
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		3,100	(80)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		1,800	82
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		7,000	(18)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,400	(18)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		1,700	(48)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		1,100	63
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	500	21
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015		1,500	20
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	06/17/2010	EUR	10	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		900	(23)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		700	23
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		12,160	514
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	09/19/2012		2,600	(12)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,000	421
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,400	(26)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		2,300	102
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		900	75
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		600	43
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		700	(58)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,000	(58)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		3,300	130
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		500	48
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		2,000	(56)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		600	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		600	(7)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(15)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	GBP	9,800	(110)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,200	(216)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		600	78
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		4,500	45
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	134
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(4)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		200	52
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	80
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	28
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,800	(251)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		700	(87)
Goldman Sachs & Co.	3-Month Hong Kong Bank Bill	Receive	4.235%	12/17/2008	HKD	5,800	5
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	2,060,000	6
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		120,000	(7)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,520,000	(93)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		20,000	0
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,460,000	(84)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,660,000	(41)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,090,000	(38)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		45,000	11
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		420,000	41
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,730,000	(70)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		130,000	(8)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		380,000	(88)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	5,000	(4)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$18,100	(90)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,500	(28)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		2,000	71
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		81,000	(396)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2009		700	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		700	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		500	18
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,400	(9)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	10
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	12/16/2014		700	(15)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		4,300	152
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,700	(31)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		7,300	(36)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		600	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		39,000	(233)

							$(196)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(g) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007	$7,000	$29	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600	18	7
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,400	27	11
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	14,000	40	4
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007	12,200	79	15
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	42,700	111	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	19,900	45	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	5,800	29	9
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	22,800	138	28
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,400	19	11
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	12,200	41	28

							$576	$113

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.362	05/21/2008	EUR	1,000	$31	$30
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		1,000	30	29
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,200	59	60
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,100	52	55
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,100	52	50
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,200	59	55
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	09/26/2007		$800	6	18
Call - OTC U.S. dollar versus Japanese yen		117.900	11/09/2007		1,600	17	54
Call - OTC U.S. dollar versus Japanese yen		117.500	11/19/2007		800	9	29
Call - OTC U.S. dollar versus Japanese yen		114.281	12/05/2007		700	8	40
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		2,000	67	105
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		2,000	67	17
Call - OTC U.S. dollar versus Japanese yen		117.500	03/13/2008		1,200	10	38
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		3,000	80	111
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		3,000	80	58
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,600	68	67
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,600	68	71

						$763	$887

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 08/01/2037	$89.500	08/07/2007	$21,000	$3	$0
Put - OTC Fannie Mae 6.000% due 09/01/2037	92.500	09/06/2007	72,000	8	5

				$11	$5

Straddle Options

Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$ 0.000	09/20/2007	$3,900	$0	$(10)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$3,000	$26	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000	18	7
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,300	27	12
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	3,100	39	7
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007	5,300	77	17
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	9,200	99	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	3,300	38	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,500	30	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	9,900	132	30
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,400	20	12
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	4,100	41	29

							$547	$123

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Schedule of Investments Global Bond Portfolio (Unhedged) (Cont.)	June 30, 2007 (Unaudited)

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	07/01/2037	$24,000	$22,703	$22,489
Fannie Mae	5.500%	07/01/2037	2,000	1,928	1,929

				$24,631	$24,418

(j) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,465	07/2007	$42	$0	$42
Sell		1,316	07/2007	0	(9)	(9)
Buy	BRL	2,865	10/2007	53	0	53
Buy		1,209	03/2008	52	0	52
Buy	CAD	2,958	08/2007	12	0	12
Buy	CLP	6,033	11/2007	0	0	0
Buy		10,300	03/2008	0	0	0
Buy	CNY	17,463	11/2007	9	0	9
Buy		43,578	01/2008	0	(26)	(26)
Buy	DKK	6,472	09/2007	4	0	4
Buy	EUR	14,841	07/2007	186	0	186
Sell	GBP	7,298	08/2007	0	(77)	(77)
Buy	INR	648	11/2007	0	0	0
Buy	JPY	3,843,259	07/2007	0	(451)	(451)
Sell		42,254	07/2007	0	(1)	(1)
Buy	KRW	760,822	07/2007	7	0	7
Buy		916,130	08/2007	0	0	0
Buy		39,973	09/2007	1	0	1
Buy	MXN	12,663	03/2008	28	0	28
Buy	NOK	6,216	09/2007	18	0	18
Sell	NZD	1,995	07/2007	0	(19)	(19)
Buy	PLN	1,692	09/2007	6	0	6
Buy	RUB	31,071	09/2007	7	0	7
Buy		458	11/2007	1	0	1
Buy		20,301	12/2007	3	0	3
Buy	SEK	15,066	09/2007	26	0	26
Buy	SGD	439	08/2007	0	(5)	(5)
Buy	TWD	9,248	07/2007	3	0	3
Buy		9,248	08/2007	0	(1)	(1)
Buy	ZAR	97	09/2007	0	0	0

				$458	$(589)	$(131)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD BRL CAD CLP CNY DKK EUR GBP HKD INR	Australian Dollar Brazilian Real Canadian Dollar Chilean Peso Chinese Yuan Renminbi Danish Krone Euro Great British Pound Hong Kong Dollar Indian Rupee	KRW MXN NOK NZD PLN RUB SEK SGD TWD ZAR	South Korean Won Mexican Peso Norwegian Krone New Zealand Dollar Polish Zloty Russian Ruble Swedish Krona Singapore Dollar Taiwan Dollar South African Rand
JPY	Japanese Yen

(h) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(n) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Commodities Index-Linked/Structured Notes  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 0.5% of the Portfolio’s net assets and resulted in unrealized depreciation of $5,668.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to

April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$725,855	$722,821	$57,615	$17,547

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 12/31/2006	$79,300	GBP	2,100	$827
Sales	29,600		0	344
Closing Buys	(61,800)		0	(588)
Expirations	0		(2,100)	(36)
Exercised	0		0	0
Balance at 06/30/2007	$47,100	GBP	0	$547

8. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	13	$149	4	$49
Administrative Class	4,198	50,329	8,273	99,227
Advisor Class	0	1	1	10
Issued as reinvestment of distributions
Institutional Class	0	2	0	0
Administrative Class	255	3,049	381	4,593
Advisor Class	0	0	0	0
Cost of shares redeemed
Institutional Class	(1)	(8)	0	(1)
Administrative Class	(1,721)	(20,729)	(2,147)	(25,733)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	2,744	$32,793	6,512	$78,145

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	6	96
Advisor Class	1	95

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to

22	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 2,880	$ (3,202)	$ (322)

Semiannual Report	June 30, 2007	23

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expense).

Semiannual Report	June 30, 2007	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2007

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

United States	55.5%
Germany	12.6%
United Kingdom	10.1%
Japan	9.1%
Short-Term Instruments	6.1%
Spain	2.9%
Other	3.7%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (01/31/06)
PIMCO Global Bond Portfolio (Unhedged) Institutional Class	-1.03%	1.36%	1.91%
JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD±	-0.43%	2.91%	2.98%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$989.72	$1,021.08
Expenses Paid During Period†	$3.70	$3.76

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	Global unhedged bonds produced weak returns as bond yields rose across major markets.

»	Exposure to U.S. shorter maturities, principally through interest rate futures contracts, detracted from performance as yields rose.

»	An underweight to U.K. interest rates, notably at the long-end of the yield curve, was positive for returns as U.K. yields rose sharply.

»	An overweight to European interest rates was negative for returns as yields rose due to the region’s growth momentum.

»	An overweight to mortgage-backed securities detracted from returns as mortgage spreads widened.

»	Emerging market currency exposure was positive for returns as these currencies outperformed the U.S. dollar.

»	Global swap spread widening strategies were positive for returns as global swap spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  Global Bond Portfolio (Unhedged)

Selected per Share Data for the Period Ended:	06/30/2007+	01/31/2006-12/31/2006

Institutional Class
Net asset value beginning of period	$12.06	$12.00
Net investment income (a)	0.21	0.41
Net realized/unrealized gain (loss) on investments (a)	(0.33)	0.04
Total income (loss) from investment operations	(0.12)	0.45
Dividends from net investment income	(0.20)	(0.39)
Total distributions	(0.20)	(0.39)
Net asset value end of period	$11.74	$12.06
Total return	(1.03)%	3.77%
Net assets end of period (000s)	$188	$48
Ratio of expenses to average net assets	0.75%*	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%*
Ratio of net investment income to average net assets	3.48%*	3.70%*
Portfolio turnover rate	277%	224%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Global Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2007 (Unaudited)

Assets:
Investments, at value	$296,193
Foreign currency, at value	4,357
Receivable for investments sold	25,626
Receivable for Portfolio shares sold	134
Interest and dividends receivable	2,426
Variation margin receivable	98
Swap premiums paid	5,055
Unrealized appreciation on foreign currency contracts	458
Unrealized appreciation on swap agreements	2,768
337,115

Liabilities:
Payable for investments purchased	$101,093
Payable for investments purchased on a delayed-delivery basis	5,295
Payable for Portfolio shares redeemed	580
Payable for short sales	24,418
Written options outstanding	123
Accrued investment advisory fee	42
Accrued administration fee	84
Accrued servicing fee	25
Variation margin payable	109
Swap premiums received	583
Unrealized depreciation on foreign currency contracts	589
Unrealized depreciation on swap agreements	2,628
135,569

Net Assets	$201,546

Net Assets Consist of:
Paid in capital	$206,138
(Overdistributed) net investment income	(311)
Accumulated undistributed net realized (loss)	(4,303)
Net unrealized appreciation	22
$201,546

Net Assets:
Institutional Class	$188
Administrative Class	201,348
Advisor Class	10

Shares Issued and Outstanding:
Institutional Class	16
Administrative Class	17,147
Advisor Class	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.74
Administrative Class	11.74
Advisor Class	11.74

Cost of Investments Owned	$296,515
Cost of Foreign Currency Held	$4,343
Proceeds Received on Short Sales	$24,631
Premiums Received on Written Options	$547

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$3,989
Dividends	23
Miscellaneous income	4
Total Income	4,016

Expenses:
Investment advisory fees	237
Administration fees	475
Servicing fees – Administrative Class	142
Trustees’ fees	2
Interest expense	1
Total Expenses	857

Net Investment Income	3,159

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,909)
Net realized (loss) on futures contracts, written options and swaps	(946)
Net realized (loss) on foreign currency transactions	(1,938)
Net change in unrealized (depreciation) on investments	(2,177)
Net change in unrealized appreciation on futures contracts, written options and swaps	1,272
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	391
Net (Loss)	(5,307)

Net (Decrease) in Net Assets Resulting from Operations	$(2,148)

*Foreign tax withholding	$1

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,159	$4,817
Net realized gain (loss)	(4,793)	1,490
Net change in unrealized (depreciation)	(514)	(120)
Net increase (decrease) resulting from operations	(2,148)	6,187

Distributions to Shareholders:
From net investment income
Institutional Class	(3)	0
Administrative Class	(3,049)	(4,594)
Advisor Class	0	0

Total Distributions	(3,052)	(4,594)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	150	49
Administrative Class	50,329	99,227
Advisor Class	0	10
Issued as reinvestment of distributions
Institutional Class	3	0
Administrative Class	3,049	4,593
Advisor Class	0	0
Cost of shares redeemed
Institutional Class	(8)	(1)
Administrative Class	(20,729)	(25,733)
Advisor Class	0	0
Net increase resulting from Portfolio share transactions	32,794	78,145

Total Increase in Net Assets	27,594	79,738

Net Assets:
Beginning of period	173,952	94,214
End of period*	$201,546	$173,952

*Including (overdistributed) net investment income of:	$(311)	$(418)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Bond Portfolio (Unhedged)	June 30, 2007 (Unaudited)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BELGIUM 0.4%
Belgium Government Bond
4.250% due 09/28/2014	EUR	600	$795

Total Belgium (Cost $761)			795

BERMUDA 0.2%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$400	396

Total Bermuda (Cost $395)			396

BRAZIL 0.1%
Vale Overseas Ltd.
6.250% due 01/11/2016		$300	299

Total Brazil (Cost $300)			299

CANADA 0.5%
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	200	187

Province of Ontario Canada
6.200% due 06/02/2031		500	550

Rogers Wireless, Inc.
7.250% due 12/15/2012		$200	211

Total Canada (Cost $939)			948

CAYMAN ISLANDS 1.0%
Mizuho Finance Cayman Ltd.
2.116% due 08/29/2049	JPY	100,000	822
8.375% due 12/29/2049		$400	418

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	394

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	387

Total Cayman Islands (Cost $2,083)			2,021

FRANCE 0.8%
France Government Bond
3.150% due 07/25/2032 (c)	EUR	110	170
5.750% due 10/25/2032		600	930
6.500% due 04/25/2011		300	434

Total France (Cost $1,569)			1,534

GERMANY 18.5%
Republic of Germany
3.750% due 01/04/2015	EUR	3,200	4,111
4.250% due 01/04/2014		1,400	1,862
4.250% due 07/04/2014		5,700	7,573
4.750% due 07/04/2028		300	407
4.750% due 07/04/2034		100	136
5.000% due 07/04/2012		3,500	4,833
5.250% due 01/04/2011		5,400	7,475
5.500% due 01/04/2031		400	600
5.625% due 01/04/2028		3,550	5,357
6.250% due 01/04/2024		600	955
6.250% due 01/04/2030		1,300	2,124
6.500% due 07/04/2027		1,100	1,826

Total Germany (Cost $36,778)			37,259

ICELAND 0.2%
Glitnir Banki HF
5.618% due 04/20/2010		$500	500

Total Iceland (Cost $500)			500

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
IRELAND 0.2%
Bank of Ireland
5.370% due 12/19/2008		$400	$401

Total Ireland (Cost $400)			401

ITALY 0.2%
Seashell Securities PLC
4.295% due 07/25/2028	EUR	39	52

Siena Mortgages SpA
4.377% due 12/16/2038		237	323

Total Italy (Cost $332)			375

JAPAN 13.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	129

Japan Government Bond
1.000% due 09/20/2010	JPY	100,000	806
1.500% due 03/20/2011		620,000	5,075
1.500% due 03/20/2014		30,000	241
1.600% due 09/20/2013		10,000	81
1.600% due 06/20/2014		120,000	971
1.600% due 09/20/2014		120,000	969
2.300% due 05/20/2030		7,000	57
2.300% due 06/20/2035		130,000	1,028
2.400% due 03/20/2034		130,000	1,054
2.500% due 09/20/2035		360,000	2,968
2.500% due 06/20/2036		280,000	2,299

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		119,880	944
1.100% due 12/10/2016		1,053,640	8,453
1.200% due 06/10/2017		120,000	968

Resona Bank Ltd.
5.850% due 09/29/2049		$100	96

Sumitomo Mitsui Banking Corp.
1.641% due 12/31/2049	JPY	100,000	819
5.625% due 07/29/2049		$100	95

Total Japan (Cost $28,833)			27,053

JERSEY, CHANNEL ISLANDS 0.1%
HSBC Capital Funding LP
9.547% due 12/31/2049		$100	110

Total Jersey, Channel Islands (Cost $112)			111

MEXICO 0.1%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	98

Total Mexico (Cost $97)			98

NETHERLANDS 0.8%
Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079	EUR	969	1,317

Netherlands Government Bond
4.250% due 07/15/2013		200	266

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$100	100

Total Netherlands (Cost $1,539)			1,683

NORWAY 0.2%
DnB NORBank ASA
5.425% due 10/13/2009		$300	300

Total Norway (Cost $300)			300

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
RUSSIA 0.2%
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		$500	$501

Total Russia (Cost $500)			501

SPAIN 4.2%
Santander U.S. Debt S.A. Unipersonal
5.420% due 11/20/2009		$400	400

Spain Government Bond
4.750% due 07/30/2014	EUR	5,000	6,844
5.150% due 07/30/2009		900	1,233

Total Spain (Cost $8,097)			8,477

UNITED KINGDOM 14.8%
HBOS PLC
5.920% due 09/29/2049		$1,200	1,127

Holmes Financing PLC
4.228% due 07/15/2010	EUR	100	135

HSBC Holdings PLC
6.500% due 05/02/2036		$1,200	1,237

Punch Taverns Finance Ltd.
6.824% due 10/15/2032 (a)	GBP	100	201

Royal Bank of Scotland Group PLC
5.750% due 07/06/2012		$100	100

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	202

United Kingdom Gilt
4.250% due 03/07/2011	GBP	2,200	4,194
4.750% due 06/07/2010		7,520	14,675
4.750% due 09/07/2015		1,500	2,859
5.000% due 03/07/2008		100	200
5.000% due 03/07/2012		2,500	4,877

XL Capital Europe PLC
6.500% due 01/15/2012		$100	103

Total United Kingdom (Cost $28,717)			29,910

UNITED STATES 81.6%

ASSET-BACKED SECURITIES 7.5%
Accredited Mortgage Loan Trust
5.360% due 09/25/2036		$373	373
5.370% due 02/25/2037		689	690

ACE Securities Corp.
5.430% due 10/25/2035		17	17

Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
5.670% due 10/25/2031		3	3

Asset-Backed Funding Certificates
5.380% due 01/25/2037		603	603

Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036		571	571

Carrington Mortgage Loan Trust
5.370% due 12/25/2036		680	681

Centex Home Equity
5.370% due 06/25/2036		182	182

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046		362	362
5.370% due 05/25/2037		1,328	1,328

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036		655	656

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036		97	97

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	$1	$1

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 05/25/2036	277	277
5.360% due 01/25/2038	658	658

Fremont Home Loan Trust
5.370% due 10/25/2036	554	554

GSAMP Trust
5.420% due 01/25/2047	721	721
5.610% due 03/25/2034	41	41

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	674	675

Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036	272	272
5.380% due 04/25/2037	632	632

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	94	94

JPMorgan Mortgage Acquisition Corp.
5.370% due 10/25/2036	654	653

Lehman XS Trust
5.400% due 04/25/2046	178	179
5.400% due 07/25/2046	354	354

Long Beach Mortgage Loan Trust
5.380% due 05/25/2046	124	124

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	520	521

Morgan Stanley ABS Capital I
5.360% due 07/25/2036	340	340
5.390% due 02/25/2036	155	155

Morgan Stanley Home Equity Loans
5.390% due 02/25/2036	227	227

Option One Mortgage Loan Trust
5.390% due 01/25/2036	186	187

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	96	96
5.400% due 02/25/2036	129	129

Residential Asset Securities Corp.
5.380% due 04/25/2036	81	81

SACO I, Inc.
5.380% due 05/25/2036	92	92

Saxon Asset Securities Trust
5.590% due 01/25/2032	2	2

Securitized Asset-Backed Receivables LLC Trust
5.370% due 12/25/2036	675	675
5.380% due 03/25/2036	202	202

Soundview Home Equity Loan Trust
5.430% due 11/25/2035	8	8

Structured Asset Securities Corp.
4.900% due 04/25/2035	54	54
5.720% due 05/25/2034	10	10

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034	13	13

Washington Mutual Asset-Backed Certificates
5.380% due 10/25/2036	674	675

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	270	270
5.550% due 10/25/2035	546	547

		15,083

CORPORATE BONDS & NOTES 11.4%
American Express Credit Corp.
5.380% due 03/02/2009	400	401

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
American International Group, Inc.
4.875% due 03/15/2067	EUR	200	$257
6.250% due 03/15/2037		$100	95

AT&T, Inc.
5.450% due 05/15/2008		600	601

AutoZone, Inc.
5.875% due 10/15/2012		100	100

Bank of America Corp.
5.366% due 11/06/2009		400	400

BellSouth Corp.
5.200% due 09/15/2014		200	192

Boston Scientific Corp.
6.400% due 06/15/2016		200	195

CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	200

Charter One Bank N.A.
5.405% due 04/24/2009		1,000	1,001

CIT Group, Inc.
5.430% due 02/21/2008		300	300
5.470% due 06/08/2009		500	498
5.570% due 05/23/2008		100	100

Citigroup, Inc.
5.400% due 12/26/2008		400	400

CMS Energy Corp.
6.310% due 01/15/2013 (a)		200	201
7.500% due 01/15/2009		200	206

CNA Financial Corp.
6.000% due 08/15/2011		200	201

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		500	500

CSX Corp.
6.300% due 03/15/2012		200	204

CVS Caremark Corp.
5.750% due 08/15/2011		200	200

DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		600	601
5.750% due 05/18/2009		200	201

Dex Media East LLC
9.875% due 11/15/2009		400	416

Dominion Resources, Inc.
5.660% due 09/28/2007		100	100

DR Horton, Inc.
6.000% due 04/15/2011		200	195

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	311

Equistar Chemicals LP
8.750% due 02/15/2009		400	416

Fleet National Bank
0.801% due 07/07/2008	JPY	30,000	244

Ford Motor Credit Co.
5.800% due 01/12/2009		$200	196
6.625% due 06/16/2008		600	600
7.250% due 10/25/2011		200	193
8.105% due 01/13/2012		500	499

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		400	420

General Electric Capital Corp.
5.460% due 06/15/2009		1,300	1,304

General Motors Acceptance Corp.
6.510% due 09/23/2008		500	500

GMAC LLC
6.610% due 05/15/2009		500	500

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		$100	$100

HJ Heinz Co.
6.428% due 12/01/2008		300	303

HJ Heinz Finance Co.
6.000% due 03/15/2012		100	100

HSBC Finance Corp.
5.450% due 06/19/2009		400	401
5.490% due 09/15/2008		100	100

International Lease Finance Corp.
5.350% due 03/01/2012		200	198
5.400% due 02/15/2012		200	198

iStar Financial, Inc.
5.150% due 03/01/2012		200	193

JC Penney Corp., Inc.
8.000% due 03/01/2010		200	211

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	182

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$100	95

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		400	386

Kraft Foods, Inc.
6.250% due 06/01/2012		200	204

Mandalay Resort Group
6.500% due 07/31/2009		400	402

Merck & Co., Inc.
4.750% due 03/01/2015		200	188

Merrill Lynch & Co., Inc.
5.395% due 10/23/2008		200	200
5.450% due 08/14/2009		200	200

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		100	103

Morgan Stanley
5.467% due 02/09/2009		500	501
5.809% due 10/18/2016		200	200

Newell Rubbermaid, Inc.
4.000% due 05/01/2010		200	192

Qwest Capital Funding, Inc.
6.375% due 07/15/2008		100	101

Rabobank Capital Funding Trust
5.254% due 12/29/2049		400	375

Ryder System, Inc.
5.850% due 11/01/2016		200	194

Sara Lee Corp.
6.250% due 09/15/2011		200	204

SB Treasury Co. LLC
9.400% due 12/29/2049		100	103

State Street Capital Trust IV
6.355% due 06/15/2037		500	504

Time Warner, Inc.
5.500% due 11/15/2011		200	198
5.590% due 11/13/2009		400	401

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	313

Toyota Motor Credit Corp.
5.330% due 10/12/2007		400	400

TXU Corp.
6.375% due 01/01/2008		300	302

U.S. Bancorp
5.350% due 04/28/2009		300	300

Wachovia Bank N.A.
5.400% due 03/23/2009		500	500

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wal-Mart Stores, Inc.
5.260% due 06/16/2008	$400	$400

Wells Fargo Capital X
5.950% due 12/15/2036	200	187

Westpac Banking Corp.
5.280% due 06/06/2008	400	400

Wyeth
6.950% due 03/15/2011	200	210

Xerox Corp.
9.750% due 01/15/2009	200	212

		22,909

MORTGAGE-BACKED SECURITIES 5.8%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	231	226

Bear Stearns Commercial Mortgage Securities
5.430% due 03/15/2019	649	649

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	737	737

CC Mortgage Funding Corp.
5.500% due 07/25/2036	514	514

Countrywide Alternative Loan Trust
5.530% due 03/20/2046	348	347
5.600% due 02/25/2037	388	389
6.185% due 08/25/2036	579	579

Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 05/25/2035	258	258
5.610% due 04/25/2035	23	23
5.640% due 03/25/2035	330	331
5.650% due 02/25/2035	31	31
5.700% due 09/25/2034	41	41

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	7	7

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	235	234

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	507	496

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	87	88

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	110	109

Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045	35	35

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	800	775

GSR Mortgage Loan Trust
4.538% due 09/25/2035	232	229
5.354% due 06/25/2034	50	51

Harborview Mortgage Loan Trust
5.690% due 02/19/2034	13	13

Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046	87	87

JPMorgan Mortgage Trust
4.768% due 07/25/2035	750	741

MASTR Asset Securitization Trust
4.500% due 03/25/2018	173	169

Mellon Residential Funding Corp.
5.760% due 12/15/2030	46	46

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	69	69

Residential Accredit Loans, Inc.
5.530% due 04/25/2046	465	465

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	$509	$510
5.610% due 07/19/2034	15	15
5.670% due 03/19/2034	25	25

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	681	681

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	610	610

Washington Mutual, Inc.
5.094% due 10/25/2032	4	4
5.474% due 02/27/2034	18	18
5.590% due 12/25/2045	177	177
5.610% due 10/25/2045	93	94
5.630% due 01/25/2045	33	33
5.640% due 01/25/2045	31	31
5.724% due 07/25/2046	563	566
5.860% due 12/25/2027	113	113
6.429% due 08/25/2042	32	32

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	379	368
4.750% due 10/25/2018	218	211
4.950% due 03/25/2036	425	419
5.254% due 04/25/2036	138	138

		11,784

MUNICIPAL BONDS & NOTES 0.0%
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	25	26

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049	58	604

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	200	202

		806

	PRINCIPAL AMOUNT (000S)
COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley
0.000% due 07/07/2008	$1,000	994

U.S. GOVERNMENT AGENCIES 54.8%
Fannie Mae
4.187% due 11/01/2034	325	322
4.397% due 10/01/2034	38	38
4.940% due 12/01/2034	48	48
5.000% due 11/01/2018 - 03/01/2036	796	758
5.440% due 03/25/2034	33	33
5.470% due 08/25/2034	27	27
5.500% due 10/01/2016 - 07/01/2037	22,233	21,483
5.570% due 06/25/2044	29	29
6.000% due 07/01/2037 - 07/25/2044	72,100	71,324
6.500% due 07/01/2037	7,000	7,067

Freddie Mac
4.500% due 02/15/2017 - 02/01/2018	1,991	1,913
5.000% due 03/15/2017	331	327
5.500% due 06/01/2035 - 07/01/2037	4,657	4,497
5.550% due 07/15/2037	1,400	1,400
6.000% due 04/15/2036	965	907
6.227% due 10/25/2044	193	195
7.190% due 02/01/2029	27	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
5.125% due 11/20/2024	$6	$7

		110,402

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	100	127
8.750% due 05/15/2017	100	128
8.875% due 02/15/2019	200	265

U.S. Treasury Notes
4.250% due 11/15/2014	1,000	954
4.625% due 02/29/2012	200	198
4.875% due 01/31/2009	100	100

U.S. Treasury Strips
0.000% due 05/15/2017	430	260
0.000% due 08/15/2020	300	151
0.000% due 11/15/2021	600	283

		2,466

Total United States (Cost $164,845)		164,470

SHORT-TERM INSTRUMENTS 9.0%

CERTIFICATES OF DEPOSIT 2.8%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	400	400

BNP Paribas
5.262% due 05/28/2008	800	800

Countrywide Funding Corp.
5.360% due 08/16/2007	700	700

Fortis Bank NY
5.265% due 04/28/2008	300	300

Nordea Bank Finland PLC
5.308% due 05/28/2008	500	501

Societe Generale NY
5.271% due 06/30/2008	1,300	1,301

Unicredito Italiano NY
5.358% due 12/13/2007	400	400
5.358% due 05/06/2008	900	900
5.360% due 12/03/2007	300	300

		5,602

COMMERCIAL PAPER 5.2%
TotalFinaElf Capital S.A.
5.340% due 07/02/2007	4,600	4,600

UBS Finance Delaware LLC
5.205% due 10/23/2007	300	299
5.235% due 10/23/2007	5,600	5,545

		10,444

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.900% due 07/02/2007	922	922

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $945. Repurchase proceeds are $922.)

U.S. TREASURY BILLS 0.5%
4.657% due 08/30/2007 - 09/13/2007 (b)(e)	1,110	1,099

Total Short-Term Instruments (Cost $18,068)		18,067

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Global Bond Portfolio (Unhedged) (Cont.)

VALUE (000S)
PURCHASED OPTIONS (g) 0.5%
(Cost $1,350)	$995

Total Investments (d) 147.0% (Cost $296,515)	$296,193

Written Options (h) (0.1%) (Premiums $547)	(123)

Other Assets and Liabilities (Net) (46.9%)	(94,524)

Net Assets 100.0%	$201,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $2,394 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $1,099 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	36	$9
90-Day Eurodollar March Futures	Long	03/2008	8	(9)
90-Day Euroyen December Futures	Long	12/2007	133	(32)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	146	(50)
Euro-Bobl 5-Year Note September Futures Put Options Strike @ EUR 104.000	Long	09/2007	93	1
Euro-Bund 10-Year Note September Futures	Long	09/2007	240	(176)
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 106.000	Long	09/2007	207	3
Japan Government 10-Year Bond September Futures	Long	09/2007	34	(132)
U.S. Treasury 10-Year Note September Futures	Long	09/2007	125	62
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	32	33
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	34	(36)

				$(327)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	800	$(1)
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		500	0
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		200	(1)
Deutsche Bank AG	Kelda Group PLC 6.625% DUE 04/17/2031	Buy	(0.210%	)	06/20/2012		200	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		200	1
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		1,200	(1)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		200	0
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		200	(1)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		200	0
Goldman Sachs & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		100	0
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		700	(2)
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		200	0
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	47,000	2
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$600	0
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008		200	0
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%	)	06/20/2011		200	3
Bank of America	Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%	)	12/20/2011		200	(1)
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.539%	)	06/20/2017		100	0
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.505%	)	06/20/2017		400	(1)
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		200	0

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	$100	$0
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012	100	0
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	400	1
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	100	0
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	100	0
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	100	0
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012	200	1
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	1,000	2
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	1,000	(1)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.850% due 11/01/2016	Buy	(0.460%	)	12/20/2016	200	4
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	200	0
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	100	(1)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	100	(2)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	200	0
Credit Suisse First Boston	DaimlerChrysler N.A. Holding Corp. 5.750% due 05/18/2009	Buy	(0.380%	)	06/20/2009	200	(1)
Credit Suisse First Boston	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%	)	03/20/2012	200	1
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	100	0
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.519%	)	06/20/2012	300	(1)
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	300	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	600	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	700	0
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	200	0
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	6,700	(15)
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%	)	06/20/2012	300	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	26,200	150
Goldman Sachs & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.675%	)	06/20/2017	100	0
Goldman Sachs & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	500	3
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	500	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	400	2
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	400	2
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	100	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	200	0
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	200	0
Lehman Brothers, Inc.	Tate & Lyle International Finance PLC 6.125% due 06/15/2011	Buy	(0.315%	)	06/20/2011	200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	3,200	93
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	2,300	73
Lehman Brothers, Inc.	CVS Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	200	0
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	200	0
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	200	(1)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	200	1
Merrill Lynch & Co., Inc.	CSX Corp. 6.300% due 03/15/2012	Buy	(0.230%	)	03/20/2012	200	1
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	200	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	200	0
Morgan Stanley	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	500	0
Morgan Stanley	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	1,000	(1)
Morgan Stanley	Rogers Wireless, Inc. 7.250% due 12/15/2012	Buy	(0.540%	)	12/20/2012	200	0
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	100	0
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	200	(1)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016	200	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.280%		12/20/2011	100	1
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	200	2
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	800	0
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.540%	)	06/20/2017	200	12
UBS Warburg LLC	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.190%	)	06/20/2017	500	14
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%	)	06/20/2017	400	2
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	100	(1)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	100	(1)

							$336

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Global Bond Portfolio (Unhedged) (Cont.)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	4,600	$(12)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		700	(19)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		400	21
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		15,700	(40)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		7,000	(52)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		3,900	(99)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		2,300	103
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		3,100	(80)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		1,800	82
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		7,000	(18)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,400	(18)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		1,700	(48)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		1,100	63
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	500	21
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015		1,500	20
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	06/17/2010	EUR	10	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		900	(23)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		700	23
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		12,160	514
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	09/19/2012		2,600	(12)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,000	421
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,400	(26)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		2,300	102
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		900	75
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		600	43
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		700	(58)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,000	(58)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		3,300	130
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		500	48
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		2,000	(56)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		600	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		600	(7)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(15)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	GBP	9,800	(110)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,200	(216)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		600	78
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		4,500	45
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	134
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(4)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		200	52
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	80
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	28
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,800	(251)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		700	(87)
Goldman Sachs & Co.	3-Month Hong Kong Bank Bill	Receive	4.235%	12/17/2008	HKD	5,800	5
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	2,060,000	6
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		120,000	(7)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,520,000	(93)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		20,000	0
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,460,000	(84)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,660,000	(41)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,090,000	(38)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		45,000	11
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		420,000	41
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,730,000	(70)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		130,000	(8)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		380,000	(88)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	5,000	(4)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$18,100	(90)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,500	(28)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		2,000	71
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		81,000	(396)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2009		700	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		700	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		500	18
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,400	(9)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	10
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	12/16/2014		700	(15)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		4,300	152
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,700	(31)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		7,300	(36)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		600	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		39,000	(233)

							$(196)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(g) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007	$7,000	$29	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600	18	7
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,400	27	11
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	14,000	40	4
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007	12,200	79	15
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	42,700	111	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	19,900	45	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	5,800	29	9
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	22,800	138	28
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,400	19	11
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	12,200	41	28

							$576	$113

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.362	05/21/2008	EUR	1,000	$31	$30
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		1,000	30	29
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,200	59	60
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,100	52	55
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,100	52	50
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,200	59	55
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	09/26/2007		$800	6	18
Call - OTC U.S. dollar versus Japanese yen		117.900	11/09/2007		1,600	17	54
Call - OTC U.S. dollar versus Japanese yen		117.500	11/19/2007		800	9	29
Call - OTC U.S. dollar versus Japanese yen		114.281	12/05/2007		700	8	40
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		2,000	67	105
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		2,000	67	17
Call - OTC U.S. dollar versus Japanese yen		117.500	03/13/2008		1,200	10	38
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		3,000	80	111
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		3,000	80	58
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,600	68	67
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,600	68	71

						$763	$887

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 08/01/2037	$89.500	08/07/2007	$21,000	$3	$0
Put - OTC Fannie Mae 6.000% due 09/01/2037	92.500	09/06/2007	72,000	8	5

				$11	$5

Straddle Options

Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$ 0.000	09/20/2007	$3,900	$0	$(10)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$3,000	$26	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000	18	7
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,300	27	12
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	3,100	39	7
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007	5,300	77	17
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	9,200	99	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	3,300	38	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,500	30	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	9,900	132	30
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,400	20	12
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	4,100	41	29

							$547	$123

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Schedule of Investments Global Bond Portfolio (Unhedged) (Cont.)	June 30, 2007 (Unaudited)

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	07/01/2037	$24,000	$22,703	$22,489
Fannie Mae	5.500%	07/01/2037	2,000	1,928	1,929

				$24,631	$24,418

(j) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,465	07/2007	$42	$0	$42
Sell		1,316	07/2007	0	(9)	(9)
Buy	BRL	2,865	10/2007	53	0	53
Buy		1,209	03/2008	52	0	52
Buy	CAD	2,958	08/2007	12	0	12
Buy	CLP	6,033	11/2007	0	0	0
Buy		10,300	03/2008	0	0	0
Buy	CNY	17,463	11/2007	9	0	9
Buy		43,578	01/2008	0	(26)	(26)
Buy	DKK	6,472	09/2007	4	0	4
Buy	EUR	14,841	07/2007	186	0	186
Sell	GBP	7,298	08/2007	0	(77)	(77)
Buy	INR	648	11/2007	0	0	0
Buy	JPY	3,843,259	07/2007	0	(451)	(451)
Sell		42,254	07/2007	0	(1)	(1)
Buy	KRW	760,822	07/2007	7	0	7
Buy		916,130	08/2007	0	0	0
Buy		39,973	09/2007	1	0	1
Buy	MXN	12,663	03/2008	28	0	28
Buy	NOK	6,216	09/2007	18	0	18
Sell	NZD	1,995	07/2007	0	(19)	(19)
Buy	PLN	1,692	09/2007	6	0	6
Buy	RUB	31,071	09/2007	7	0	7
Buy		458	11/2007	1	0	1
Buy		20,301	12/2007	3	0	3
Buy	SEK	15,066	09/2007	26	0	26
Buy	SGD	439	08/2007	0	(5)	(5)
Buy	TWD	9,248	07/2007	3	0	3
Buy		9,248	08/2007	0	(1)	(1)
Buy	ZAR	97	09/2007	0	0	0

				$458	$(589)	$(131)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD BRL CAD CLP CNY DKK EUR GBP HKD INR	Australian Dollar Brazilian Real Canadian Dollar Chilean Peso Chinese Yuan Renminbi Danish Krone Euro Great British Pound Hong Kong Dollar Indian Rupee	KRW MXN NOK NZD PLN RUB SEK SGD TWD ZAR	South Korean Won Mexican Peso Norwegian Krone New Zealand Dollar Polish Zloty Russian Ruble Swedish Krona Singapore Dollar Taiwan Dollar South African Rand
JPY	Japanese Yen

(h) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(n) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Commodities Index-Linked/Structured Notes  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 0.5% of the Portfolio’s net assets and resulted in unrealized depreciation of $5,668.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to

April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$725,855	$722,821	$57,615	$17,547

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 12/31/2006	$79,300	GBP	2,100	$827
Sales	29,600		0	344
Closing Buys	(61,800)		0	(588)
Expirations	0		(2,100)	(36)
Exercised	0		0	0
Balance at 06/30/2007	$47,100	GBP	0	$547

8. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	13	$149	4	$49
Administrative Class	4,198	50,329	8,273	99,227
Advisor Class	0	1	1	10
Issued as reinvestment of distributions
Institutional Class	0	2	0	0
Administrative Class	255	3,049	381	4,593
Advisor Class	0	0	0	0
Cost of shares redeemed
Institutional Class	(1)	(8)	0	(1)
Administrative Class	(1,721)	(20,729)	(2,147)	(25,733)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	2,744	$32,793	6,512	$78,145

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	6	96
Advisor Class	1	95

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to

22	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 2,880	$ (3,202)	$ (322)

Semiannual Report	June 30, 2007	23

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Global Bond Portfolio (Unhedged)

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

United States	55.5%
Germany	12.6%
United Kingdom	10.1%
Japan	9.1%
Short-Term Instruments	6.1%
Spain	2.9%
Other	3.7%
‡	% of Total Investments as of 06/30/2007

Cumulative Total Return for the period ended June 30, 2007
	6 Months*	Portfolio Inception (10/31/06)
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	-1.15%	-0.87%
JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD±	-0.43%	0.30%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$988.48	$1,019.84
Expenses Paid During Period†	$4.93	$5.01

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	Global unhedged bonds produced weak returns as bond yields rose across major markets.

»	Exposure to U.S. shorter maturities, principally through interest rate futures contracts, detracted from performance as yields rose.

»	An underweight to U.K. interest rates, notably at the long-end of the yield curve, was positive for returns as U.K. yields rose sharply.

»	An overweight to European interest rates was negative for returns as yields rose due to the region’s growth momentum.

»	An overweight to mortgage-backed securities detracted from returns as mortgage spreads widened.

»	Emerging market currency exposure was positive for returns as these currencies outperformed the U.S. dollar.

»	Global swap spread widening strategies were positive for returns as global swap spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  Global Bond Portfolio (Unhedged)

Selected per Share Data for the Period Ended:	06/30/2007+	10/31/2006-12/31/2006

Advisor Class
Net asset value beginning of period	$12.06	$12.09
Net investment income (a)	0.19	0.07
Net realized/unrealized (loss) on investments (a)	(0.33)	(0.04)
Total income (loss) from investment operations	(0.14)	0.03
Dividends from net investment income	(0.18)	(0.06)
Total distributions	(0.18)	(0.06)
Net asset value end of period	$11.74	$12.06
Total return	(1.15)%	0.28%
Net assets end of period (000s)	$10	$10
Ratio of expenses to average net assets	1.00%*	1.00%*
Ratio of expenses to average net assets excluding interest expense	1.00%*	1.00%*
Ratio of net investment income to average net assets	3.20%*	3.08%*
Portfolio turnover rate	277%	224%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Global Bond Portfolio (Unhedged)

(Amounts in thousands, except per share amounts)	June 30, 2007 (Unaudited)

Assets:
Investments, at value	$296,193
Foreign currency, at value	4,357
Receivable for investments sold	25,626
Receivable for Portfolio shares sold	134
Interest and dividends receivable	2,426
Variation margin receivable	98
Swap premiums paid	5,055
Unrealized appreciation on foreign currency contracts	458
Unrealized appreciation on swap agreements	2,768
337,115

Liabilities:
Payable for investments purchased	$101,093
Payable for investments purchased on a delayed-delivery basis	5,295
Payable for Portfolio shares redeemed	580
Payable for short sales	24,418
Written options outstanding	123
Accrued investment advisory fee	42
Accrued administration fee	84
Accrued servicing fee	25
Variation margin payable	109
Swap premiums received	583
Unrealized depreciation on foreign currency contracts	589
Unrealized depreciation on swap agreements	2,628
135,569

Net Assets	$201,546

Net Assets Consist of:
Paid in capital	$206,138
(Overdistributed) net investment income	(311)
Accumulated undistributed net realized (loss)	(4,303)
Net unrealized appreciation	22
$201,546

Net Assets:
Institutional Class	$188
Administrative Class	201,348
Advisor Class	10

Shares Issued and Outstanding:
Institutional Class	16
Administrative Class	17,147
Advisor Class	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.74
Administrative Class	11.74
Advisor Class	11.74

Cost of Investments Owned	$296,515
Cost of Foreign Currency Held	$4,343
Proceeds Received on Short Sales	$24,631
Premiums Received on Written Options	$547

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest, net of foreign taxes*	$3,989
Dividends	23
Miscellaneous income	4
Total Income	4,016

Expenses:
Investment advisory fees	237
Administration fees	475
Servicing fees – Administrative Class	142
Trustees’ fees	2
Interest expense	1
Total Expenses	857

Net Investment Income	3,159

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,909)
Net realized (loss) on futures contracts, written options and swaps	(946)
Net realized (loss) on foreign currency transactions	(1,938)
Net change in unrealized (depreciation) on investments	(2,177)
Net change in unrealized appreciation on futures contracts, written options and swaps	1,272
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	391
Net (Loss)	(5,307)

Net (Decrease) in Net Assets Resulting from Operations	$(2,148)

*Foreign tax withholding	$1

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,159	$4,817
Net realized gain (loss)	(4,793)	1,490
Net change in unrealized (depreciation)	(514)	(120)
Net increase (decrease) resulting from operations	(2,148)	6,187

Distributions to Shareholders:
From net investment income
Institutional Class	(3)	0
Administrative Class	(3,049)	(4,594)
Advisor Class	0	0

Total Distributions	(3,052)	(4,594)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	150	49
Administrative Class	50,329	99,227
Advisor Class	0	10
Issued as reinvestment of distributions
Institutional Class	3	0
Administrative Class	3,049	4,593
Advisor Class	0	0
Cost of shares redeemed
Institutional Class	(8)	(1)
Administrative Class	(20,729)	(25,733)
Advisor Class	0	0
Net increase resulting from Portfolio share transactions	32,794	78,145

Total Increase in Net Assets	27,594	79,738

Net Assets:
Beginning of period	173,952	94,214
End of period*	$201,546	$173,952

*Including (overdistributed) net investment income of:	$(311)	$(418)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Global Bond Portfolio (Unhedged)	June 30, 2007 (Unaudited)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BELGIUM 0.4%
Belgium Government Bond
4.250% due 09/28/2014	EUR	600	$795

Total Belgium (Cost $761)			795

BERMUDA 0.2%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$400	396

Total Bermuda (Cost $395)			396

BRAZIL 0.1%
Vale Overseas Ltd.
6.250% due 01/11/2016		$300	299

Total Brazil (Cost $300)			299

CANADA 0.5%
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	200	187

Province of Ontario Canada
6.200% due 06/02/2031		500	550

Rogers Wireless, Inc.
7.250% due 12/15/2012		$200	211

Total Canada (Cost $939)			948

CAYMAN ISLANDS 1.0%
Mizuho Finance Cayman Ltd.
2.116% due 08/29/2049	JPY	100,000	822
8.375% due 12/29/2049		$400	418

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	394

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	387

Total Cayman Islands (Cost $2,083)			2,021

FRANCE 0.8%
France Government Bond
3.150% due 07/25/2032 (c)	EUR	110	170
5.750% due 10/25/2032		600	930
6.500% due 04/25/2011		300	434

Total France (Cost $1,569)			1,534

GERMANY 18.5%
Republic of Germany
3.750% due 01/04/2015	EUR	3,200	4,111
4.250% due 01/04/2014		1,400	1,862
4.250% due 07/04/2014		5,700	7,573
4.750% due 07/04/2028		300	407
4.750% due 07/04/2034		100	136
5.000% due 07/04/2012		3,500	4,833
5.250% due 01/04/2011		5,400	7,475
5.500% due 01/04/2031		400	600
5.625% due 01/04/2028		3,550	5,357
6.250% due 01/04/2024		600	955
6.250% due 01/04/2030		1,300	2,124
6.500% due 07/04/2027		1,100	1,826

Total Germany (Cost $36,778)			37,259

ICELAND 0.2%
Glitnir Banki HF
5.618% due 04/20/2010		$500	500

Total Iceland (Cost $500)			500

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
IRELAND 0.2%
Bank of Ireland
5.370% due 12/19/2008		$400	$401

Total Ireland (Cost $400)			401

ITALY 0.2%
Seashell Securities PLC
4.295% due 07/25/2028	EUR	39	52

Siena Mortgages SpA
4.377% due 12/16/2038		237	323

Total Italy (Cost $332)			375

JAPAN 13.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	129

Japan Government Bond
1.000% due 09/20/2010	JPY	100,000	806
1.500% due 03/20/2011		620,000	5,075
1.500% due 03/20/2014		30,000	241
1.600% due 09/20/2013		10,000	81
1.600% due 06/20/2014		120,000	971
1.600% due 09/20/2014		120,000	969
2.300% due 05/20/2030		7,000	57
2.300% due 06/20/2035		130,000	1,028
2.400% due 03/20/2034		130,000	1,054
2.500% due 09/20/2035		360,000	2,968
2.500% due 06/20/2036		280,000	2,299

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		119,880	944
1.100% due 12/10/2016		1,053,640	8,453
1.200% due 06/10/2017		120,000	968

Resona Bank Ltd.
5.850% due 09/29/2049		$100	96

Sumitomo Mitsui Banking Corp.
1.641% due 12/31/2049	JPY	100,000	819
5.625% due 07/29/2049		$100	95

Total Japan (Cost $28,833)			27,053

JERSEY, CHANNEL ISLANDS 0.1%
HSBC Capital Funding LP
9.547% due 12/31/2049		$100	110

Total Jersey, Channel Islands (Cost $112)			111

MEXICO 0.1%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	98

Total Mexico (Cost $97)			98

NETHERLANDS 0.8%
Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079	EUR	969	1,317

Netherlands Government Bond
4.250% due 07/15/2013		200	266

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$100	100

Total Netherlands (Cost $1,539)			1,683

NORWAY 0.2%
DnB NORBank ASA
5.425% due 10/13/2009		$300	300

Total Norway (Cost $300)			300

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
RUSSIA 0.2%
VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008		$500	$501

Total Russia (Cost $500)			501

SPAIN 4.2%
Santander U.S. Debt S.A. Unipersonal
5.420% due 11/20/2009		$400	400

Spain Government Bond
4.750% due 07/30/2014	EUR	5,000	6,844
5.150% due 07/30/2009		900	1,233

Total Spain (Cost $8,097)			8,477

UNITED KINGDOM 14.8%
HBOS PLC
5.920% due 09/29/2049		$1,200	1,127

Holmes Financing PLC
4.228% due 07/15/2010	EUR	100	135

HSBC Holdings PLC
6.500% due 05/02/2036		$1,200	1,237

Punch Taverns Finance Ltd.
6.824% due 10/15/2032 (a)	GBP	100	201

Royal Bank of Scotland Group PLC
5.750% due 07/06/2012		$100	100

Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	202

United Kingdom Gilt
4.250% due 03/07/2011	GBP	2,200	4,194
4.750% due 06/07/2010		7,520	14,675
4.750% due 09/07/2015		1,500	2,859
5.000% due 03/07/2008		100	200
5.000% due 03/07/2012		2,500	4,877

XL Capital Europe PLC
6.500% due 01/15/2012		$100	103

Total United Kingdom (Cost $28,717)			29,910

UNITED STATES 81.6%

ASSET-BACKED SECURITIES 7.5%
Accredited Mortgage Loan Trust
5.360% due 09/25/2036		$373	373
5.370% due 02/25/2037		689	690

ACE Securities Corp.
5.430% due 10/25/2035		17	17

Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
5.670% due 10/25/2031		3	3

Asset-Backed Funding Certificates
5.380% due 01/25/2037		603	603

Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036		571	571

Carrington Mortgage Loan Trust
5.370% due 12/25/2036		680	681

Centex Home Equity
5.370% due 06/25/2036		182	182

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046		362	362
5.370% due 05/25/2037		1,328	1,328

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036		655	656

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036		97	97

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Global Bond Portfolio (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	$1	$1

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 05/25/2036	277	277
5.360% due 01/25/2038	658	658

Fremont Home Loan Trust
5.370% due 10/25/2036	554	554

GSAMP Trust
5.420% due 01/25/2047	721	721
5.610% due 03/25/2034	41	41

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	674	675

Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036	272	272
5.380% due 04/25/2037	632	632

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	94	94

JPMorgan Mortgage Acquisition Corp.
5.370% due 10/25/2036	654	653

Lehman XS Trust
5.400% due 04/25/2046	178	179
5.400% due 07/25/2046	354	354

Long Beach Mortgage Loan Trust
5.380% due 05/25/2046	124	124

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	520	521

Morgan Stanley ABS Capital I
5.360% due 07/25/2036	340	340
5.390% due 02/25/2036	155	155

Morgan Stanley Home Equity Loans
5.390% due 02/25/2036	227	227

Option One Mortgage Loan Trust
5.390% due 01/25/2036	186	187

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	96	96
5.400% due 02/25/2036	129	129

Residential Asset Securities Corp.
5.380% due 04/25/2036	81	81

SACO I, Inc.
5.380% due 05/25/2036	92	92

Saxon Asset Securities Trust
5.590% due 01/25/2032	2	2

Securitized Asset-Backed Receivables LLC Trust
5.370% due 12/25/2036	675	675
5.380% due 03/25/2036	202	202

Soundview Home Equity Loan Trust
5.430% due 11/25/2035	8	8

Structured Asset Securities Corp.
4.900% due 04/25/2035	54	54
5.720% due 05/25/2034	10	10

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034	13	13

Washington Mutual Asset-Backed Certificates
5.380% due 10/25/2036	674	675

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	270	270
5.550% due 10/25/2035	546	547

		15,083

CORPORATE BONDS & NOTES 11.4%
American Express Credit Corp.
5.380% due 03/02/2009	400	401

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
American International Group, Inc.
4.875% due 03/15/2067	EUR	200	$257
6.250% due 03/15/2037		$100	95

AT&T, Inc.
5.450% due 05/15/2008		600	601

AutoZone, Inc.
5.875% due 10/15/2012		100	100

Bank of America Corp.
5.366% due 11/06/2009		400	400

BellSouth Corp.
5.200% due 09/15/2014		200	192

Boston Scientific Corp.
6.400% due 06/15/2016		200	195

CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	200

Charter One Bank N.A.
5.405% due 04/24/2009		1,000	1,001

CIT Group, Inc.
5.430% due 02/21/2008		300	300
5.470% due 06/08/2009		500	498
5.570% due 05/23/2008		100	100

Citigroup, Inc.
5.400% due 12/26/2008		400	400

CMS Energy Corp.
6.310% due 01/15/2013 (a)		200	201
7.500% due 01/15/2009		200	206

CNA Financial Corp.
6.000% due 08/15/2011		200	201

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		500	500

CSX Corp.
6.300% due 03/15/2012		200	204

CVS Caremark Corp.
5.750% due 08/15/2011		200	200

DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009		600	601
5.750% due 05/18/2009		200	201

Dex Media East LLC
9.875% due 11/15/2009		400	416

Dominion Resources, Inc.
5.660% due 09/28/2007		100	100

DR Horton, Inc.
6.000% due 04/15/2011		200	195

El Paso Performance-Linked Trust
7.750% due 07/15/2011		300	311

Equistar Chemicals LP
8.750% due 02/15/2009		400	416

Fleet National Bank
0.801% due 07/07/2008	JPY	30,000	244

Ford Motor Credit Co.
5.800% due 01/12/2009		$200	196
6.625% due 06/16/2008		600	600
7.250% due 10/25/2011		200	193
8.105% due 01/13/2012		500	499

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		400	420

General Electric Capital Corp.
5.460% due 06/15/2009		1,300	1,304

General Motors Acceptance Corp.
6.510% due 09/23/2008		500	500

GMAC LLC
6.610% due 05/15/2009		500	500

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harrah’s Operating Co., Inc.
5.956% due 02/08/2008		$100	$100

HJ Heinz Co.
6.428% due 12/01/2008		300	303

HJ Heinz Finance Co.
6.000% due 03/15/2012		100	100

HSBC Finance Corp.
5.450% due 06/19/2009		400	401
5.490% due 09/15/2008		100	100

International Lease Finance Corp.
5.350% due 03/01/2012		200	198
5.400% due 02/15/2012		200	198

iStar Financial, Inc.
5.150% due 03/01/2012		200	193

JC Penney Corp., Inc.
8.000% due 03/01/2010		200	211

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	182

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$100	95

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		400	386

Kraft Foods, Inc.
6.250% due 06/01/2012		200	204

Mandalay Resort Group
6.500% due 07/31/2009		400	402

Merck & Co., Inc.
4.750% due 03/01/2015		200	188

Merrill Lynch & Co., Inc.
5.395% due 10/23/2008		200	200
5.450% due 08/14/2009		200	200

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		100	103

Morgan Stanley
5.467% due 02/09/2009		500	501
5.809% due 10/18/2016		200	200

Newell Rubbermaid, Inc.
4.000% due 05/01/2010		200	192

Qwest Capital Funding, Inc.
6.375% due 07/15/2008		100	101

Rabobank Capital Funding Trust
5.254% due 12/29/2049		400	375

Ryder System, Inc.
5.850% due 11/01/2016		200	194

Sara Lee Corp.
6.250% due 09/15/2011		200	204

SB Treasury Co. LLC
9.400% due 12/29/2049		100	103

State Street Capital Trust IV
6.355% due 06/15/2037		500	504

Time Warner, Inc.
5.500% due 11/15/2011		200	198
5.590% due 11/13/2009		400	401

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	313

Toyota Motor Credit Corp.
5.330% due 10/12/2007		400	400

TXU Corp.
6.375% due 01/01/2008		300	302

U.S. Bancorp
5.350% due 04/28/2009		300	300

Wachovia Bank N.A.
5.400% due 03/23/2009		500	500

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wal-Mart Stores, Inc.
5.260% due 06/16/2008	$400	$400

Wells Fargo Capital X
5.950% due 12/15/2036	200	187

Westpac Banking Corp.
5.280% due 06/06/2008	400	400

Wyeth
6.950% due 03/15/2011	200	210

Xerox Corp.
9.750% due 01/15/2009	200	212

		22,909

MORTGAGE-BACKED SECURITIES 5.8%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	231	226

Bear Stearns Commercial Mortgage Securities
5.430% due 03/15/2019	649	649

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	737	737

CC Mortgage Funding Corp.
5.500% due 07/25/2036	514	514

Countrywide Alternative Loan Trust
5.530% due 03/20/2046	348	347
5.600% due 02/25/2037	388	389
6.185% due 08/25/2036	579	579

Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 05/25/2035	258	258
5.610% due 04/25/2035	23	23
5.640% due 03/25/2035	330	331
5.650% due 02/25/2035	31	31
5.700% due 09/25/2034	41	41

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	7	7

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	235	234

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	507	496

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	87	88

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	110	109

Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045	35	35

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	800	775

GSR Mortgage Loan Trust
4.538% due 09/25/2035	232	229
5.354% due 06/25/2034	50	51

Harborview Mortgage Loan Trust
5.690% due 02/19/2034	13	13

Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046	87	87

JPMorgan Mortgage Trust
4.768% due 07/25/2035	750	741

MASTR Asset Securitization Trust
4.500% due 03/25/2018	173	169

Mellon Residential Funding Corp.
5.760% due 12/15/2030	46	46

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	69	69

Residential Accredit Loans, Inc.
5.530% due 04/25/2046	465	465

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	$509	$510
5.610% due 07/19/2034	15	15
5.670% due 03/19/2034	25	25

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	681	681

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	610	610

Washington Mutual, Inc.
5.094% due 10/25/2032	4	4
5.474% due 02/27/2034	18	18
5.590% due 12/25/2045	177	177
5.610% due 10/25/2045	93	94
5.630% due 01/25/2045	33	33
5.640% due 01/25/2045	31	31
5.724% due 07/25/2046	563	566
5.860% due 12/25/2027	113	113
6.429% due 08/25/2042	32	32

Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018	379	368
4.750% due 10/25/2018	218	211
4.950% due 03/25/2036	425	419
5.254% due 04/25/2036	138	138

		11,784

MUNICIPAL BONDS & NOTES 0.0%
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028	25	26

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049	58	604

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	200	202

		806

	PRINCIPAL AMOUNT (000S)
COMMODITY INDEX-LINKED NOTES 0.5%
Morgan Stanley
0.000% due 07/07/2008	$1,000	994

U.S. GOVERNMENT AGENCIES 54.8%
Fannie Mae
4.187% due 11/01/2034	325	322
4.397% due 10/01/2034	38	38
4.940% due 12/01/2034	48	48
5.000% due 11/01/2018 - 03/01/2036	796	758
5.440% due 03/25/2034	33	33
5.470% due 08/25/2034	27	27
5.500% due 10/01/2016 - 07/01/2037	22,233	21,483
5.570% due 06/25/2044	29	29
6.000% due 07/01/2037 - 07/25/2044	72,100	71,324
6.500% due 07/01/2037	7,000	7,067

Freddie Mac
4.500% due 02/15/2017 - 02/01/2018	1,991	1,913
5.000% due 03/15/2017	331	327
5.500% due 06/01/2035 - 07/01/2037	4,657	4,497
5.550% due 07/15/2037	1,400	1,400
6.000% due 04/15/2036	965	907
6.227% due 10/25/2044	193	195
7.190% due 02/01/2029	27	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
5.125% due 11/20/2024	$6	$7

		110,402

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	100	127
8.750% due 05/15/2017	100	128
8.875% due 02/15/2019	200	265

U.S. Treasury Notes
4.250% due 11/15/2014	1,000	954
4.625% due 02/29/2012	200	198
4.875% due 01/31/2009	100	100

U.S. Treasury Strips
0.000% due 05/15/2017	430	260
0.000% due 08/15/2020	300	151
0.000% due 11/15/2021	600	283

		2,466

Total United States (Cost $164,845)		164,470

SHORT-TERM INSTRUMENTS 9.0%

CERTIFICATES OF DEPOSIT 2.8%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	400	400

BNP Paribas
5.262% due 05/28/2008	800	800

Countrywide Funding Corp.
5.360% due 08/16/2007	700	700

Fortis Bank NY
5.265% due 04/28/2008	300	300

Nordea Bank Finland PLC
5.308% due 05/28/2008	500	501

Societe Generale NY
5.271% due 06/30/2008	1,300	1,301

Unicredito Italiano NY
5.358% due 12/13/2007	400	400
5.358% due 05/06/2008	900	900
5.360% due 12/03/2007	300	300

		5,602

COMMERCIAL PAPER 5.2%
TotalFinaElf Capital S.A.
5.340% due 07/02/2007	4,600	4,600

UBS Finance Delaware LLC
5.205% due 10/23/2007	300	299
5.235% due 10/23/2007	5,600	5,545

		10,444

REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.900% due 07/02/2007	922	922

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $945. Repurchase proceeds are $922.)

U.S. TREASURY BILLS 0.5%
4.657% due 08/30/2007 - 09/13/2007 (b)(e)	1,110	1,099

Total Short-Term Instruments (Cost $18,068)		18,067

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Global Bond Portfolio (Unhedged) (Cont.)

VALUE (000S)
PURCHASED OPTIONS (g) 0.5%
(Cost $1,350)	$995

Total Investments (d) 147.0% (Cost $296,515)	$296,193

Written Options (h) (0.1%) (Premiums $547)	(123)

Other Assets and Liabilities (Net) (46.9%)	(94,524)

Net Assets 100.0%	$201,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $2,394 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $1,099 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	36	$9
90-Day Eurodollar March Futures	Long	03/2008	8	(9)
90-Day Euroyen December Futures	Long	12/2007	133	(32)
Euro-Bobl 5-Year Note September Futures	Long	09/2007	146	(50)
Euro-Bobl 5-Year Note September Futures Put Options Strike @ EUR 104.000	Long	09/2007	93	1
Euro-Bund 10-Year Note September Futures	Long	09/2007	240	(176)
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 106.000	Long	09/2007	207	3
Japan Government 10-Year Bond September Futures	Long	09/2007	34	(132)
U.S. Treasury 10-Year Note September Futures	Long	09/2007	125	62
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	32	33
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	34	(36)

				$(327)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016	EUR	800	$(1)
BNP Paribas Bank	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		500	0
Deutsche Bank AG	Akzo Nobel NV 4.250% due 06/14/2011	Buy	(0.290%	)	06/20/2012		200	(1)
Deutsche Bank AG	Kelda Group PLC 6.625% DUE 04/17/2031	Buy	(0.210%	)	06/20/2012		200	0
Deutsche Bank AG	United Utilities PLC 6.875% due 08/15/2028	Buy	(0.235%	)	06/20/2012		200	1
Deutsche Bank AG	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		1,200	(1)
Goldman Sachs & Co.	ICI Wilmington, Inc. 5.625% due 12/01/2013	Buy	(0.340%	)	06/20/2012		200	0
Goldman Sachs & Co.	Koninklijke DSM NV 4.000% due 11/10/2015	Buy	(0.365%	)	06/20/2012		200	(1)
Goldman Sachs & Co.	SCA Finans AB 4.500% due 07/15/2015	Buy	(0.250%	)	06/20/2012		200	0
Goldman Sachs & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		100	0
HSBC Bank USA	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones iTraxx Europe HV6 Index	Buy	(0.850%	)	12/20/2016		700	(2)
Merrill Lynch & Co., Inc.	Compass Group PLC 6.375% due 05/29/2012	Buy	(0.390%	)	06/20/2012		200	0
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	47,000	2
Bank of America	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.150%		06/20/2008		$600	0
Bank of America	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.150%		06/20/2008		200	0
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%	)	06/20/2011		200	3
Bank of America	Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%	)	12/20/2011		200	(1)
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.539%	)	06/20/2017		100	0
Bank of America	Transocean, Inc. 7.375% due 04/15/2018	Buy	(0.505%	)	06/20/2017		400	(1)
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		200	0

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	$100	$0
Barclays Bank PLC	American Electric Power Co., Inc. 5.250% due 06/01/2015	Buy	(0.100%	)	06/20/2012	100	0
Barclays Bank PLC	Capital One Bank 5.125% due 02/15/2014	Buy	(0.160%	)	06/20/2012	400	1
Barclays Bank PLC	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	100	0
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	100	0
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	100	0
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012	200	1
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	1,000	2
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	1,000	(1)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.850% due 11/01/2016	Buy	(0.460%	)	12/20/2016	200	4
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	200	0
Citibank N.A.	Nabors Industries, Inc. 5.375% due 08/15/2012	Buy	(0.470%	)	06/20/2012	100	(1)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012	100	(2)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	200	0
Credit Suisse First Boston	DaimlerChrysler N.A. Holding Corp. 5.750% due 05/18/2009	Buy	(0.380%	)	06/20/2009	200	(1)
Credit Suisse First Boston	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%	)	03/20/2012	200	1
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.530%	)	06/20/2012	100	0
Credit Suisse First Boston	Noble Corp. 5.875% due 06/01/2013	Buy	(0.519%	)	06/20/2012	300	(1)
Deutsche Bank AG	Bear Stearns Cos., Inc. 5.300% due 10/30/2015	Sell	0.160%		06/20/2008	300	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.120%		06/20/2008	600	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.160%		06/20/2008	700	0
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	200	0
Goldman Sachs & Co.	Carnival Corp. 6.650% due 01/15/2028	Buy	(0.210%	)	06/20/2012	100	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	6,700	(15)
Goldman Sachs & Co.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.445%	)	06/20/2012	300	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	26,200	150
Goldman Sachs & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.675%	)	06/20/2017	100	0
Goldman Sachs & Co.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(1.040%	)	06/20/2017	500	3
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	500	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	400	2
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009	400	2
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	100	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	200	0
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	200	0
Lehman Brothers, Inc.	Tate & Lyle International Finance PLC 6.125% due 06/15/2011	Buy	(0.315%	)	06/20/2011	200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	3,200	93
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	2,300	73
Lehman Brothers, Inc.	CVS Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011	200	0
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011	200	0
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	200	(1)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	200	1
Merrill Lynch & Co., Inc.	CSX Corp. 6.300% due 03/15/2012	Buy	(0.230%	)	03/20/2012	200	1
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	200	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	200	0
Morgan Stanley	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.260% due 04/20/2010	Buy	(0.170%	)	06/20/2010	500	0
Morgan Stanley	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.480%	)	06/20/2012	1,000	(1)
Morgan Stanley	Rogers Wireless, Inc. 7.250% due 12/15/2012	Buy	(0.540%	)	12/20/2012	200	0
Morgan Stanley	Diamond Offshore Drilling, Inc. 4.875% due 07/01/2015	Buy	(0.495%	)	06/20/2017	100	0
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	200	(1)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016	200	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.280%		12/20/2011	100	1
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	200	2
UBS Warburg LLC	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.070%		06/20/2008	800	0
UBS Warburg LLC	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.540%	)	06/20/2017	200	12
UBS Warburg LLC	Lennar Corp. 5.950% due 03/01/2013	Buy	(1.190%	)	06/20/2017	500	14
UBS Warburg LLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.930%	)	06/20/2017	400	2
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.530%	)	06/20/2012	100	(1)
Wachovia Bank N.A.	GlobalSantaFe Corp. 5.000% due 02/15/2013	Buy	(0.520%	)	06/20/2012	100	(1)

							$336

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Global Bond Portfolio (Unhedged) (Cont.)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	4,600	$(12)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		700	(19)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		400	21
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		15,700	(40)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		7,000	(52)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		3,900	(99)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		2,300	103
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		3,100	(80)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		1,800	82
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		7,000	(18)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,400	(18)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		1,700	(48)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		1,100	63
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	500	21
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015		1,500	20
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	06/17/2010	EUR	10	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		900	(23)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		700	23
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		12,160	514
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	09/19/2012		2,600	(12)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,000	421
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	5.000%	03/19/2038		1,400	(26)
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		2,300	102
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		900	75
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		600	43
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		700	(58)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,000	(58)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		3,300	130
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		500	48
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		2,000	(56)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		600	(6)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.940%	04/10/2012		600	(7)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(15)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009	GBP	9,800	(110)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,200	(216)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		600	78
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		4,500	45
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	134
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(4)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		200	52
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	80
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	28
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,800	(251)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		700	(87)
Goldman Sachs & Co.	3-Month Hong Kong Bank Bill	Receive	4.235%	12/17/2008	HKD	5,800	5
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	2,060,000	6
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		120,000	(7)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,520,000	(93)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		20,000	0
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,460,000	(84)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,660,000	(41)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,090,000	(38)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		45,000	11
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		420,000	41
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2016		1,730,000	(70)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	3.000%	06/20/2027		130,000	(8)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		380,000	(88)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	5,000	(4)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$18,100	(90)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,500	(28)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		2,000	71
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		81,000	(396)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2009		700	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2012		700	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		500	18
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,400	(9)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		800	10
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	12/16/2014		700	(15)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		4,300	152
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		4,700	(31)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		7,300	(36)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2014		600	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		39,000	(233)

							$(196)

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(g) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007	$7,000	$29	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600	18	7
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,400	27	11
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	14,000	40	4
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007	12,200	79	15
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	42,700	111	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	19,900	45	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	5,800	29	9
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	22,800	138	28
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	5,400	19	11
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	12,200	41	28

							$576	$113

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.362	05/21/2008	EUR	1,000	$31	$30
Put - OTC Euro versus U.S. dollar		1.362	05/21/2008		1,000	30	29
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,200	59	60
Call - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,100	52	55
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,100	52	50
Put - OTC Euro versus U.S. dollar		1.375	05/21/2010		1,200	59	55
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	09/26/2007		$800	6	18
Call - OTC U.S. dollar versus Japanese yen		117.900	11/09/2007		1,600	17	54
Call - OTC U.S. dollar versus Japanese yen		117.500	11/19/2007		800	9	29
Call - OTC U.S. dollar versus Japanese yen		114.281	12/05/2007		700	8	40
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		2,000	67	105
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		2,000	67	17
Call - OTC U.S. dollar versus Japanese yen		117.500	03/13/2008		1,200	10	38
Call - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		3,000	80	111
Put - OTC U.S. dollar versus Japanese yen		115.950	06/09/2008		3,000	80	58
Call - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,600	68	67
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		2,600	68	71

						$763	$887

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 08/01/2037	$89.500	08/07/2007	$21,000	$3	$0
Put - OTC Fannie Mae 6.000% due 09/01/2037	92.500	09/06/2007	72,000	8	5

				$11	$5

Straddle Options

Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$ 0.000	09/20/2007	$3,900	$0	$(10)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$3,000	$26	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000	18	7
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,300	27	12
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	3,100	39	7
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007	5,300	77	17
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	9,200	99	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	3,300	38	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,500	30	9
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	9,900	132	30
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	2,400	20	12
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	4,100	41	29

							$547	$123

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Schedule of Investments Global Bond Portfolio (Unhedged) (Cont.)	June 30, 2007 (Unaudited)

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	07/01/2037	$24,000	$22,703	$22,489
Fannie Mae	5.500%	07/01/2037	2,000	1,928	1,929

				$24,631	$24,418

(j) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,465	07/2007	$42	$0	$42
Sell		1,316	07/2007	0	(9)	(9)
Buy	BRL	2,865	10/2007	53	0	53
Buy		1,209	03/2008	52	0	52
Buy	CAD	2,958	08/2007	12	0	12
Buy	CLP	6,033	11/2007	0	0	0
Buy		10,300	03/2008	0	0	0
Buy	CNY	17,463	11/2007	9	0	9
Buy		43,578	01/2008	0	(26)	(26)
Buy	DKK	6,472	09/2007	4	0	4
Buy	EUR	14,841	07/2007	186	0	186
Sell	GBP	7,298	08/2007	0	(77)	(77)
Buy	INR	648	11/2007	0	0	0
Buy	JPY	3,843,259	07/2007	0	(451)	(451)
Sell		42,254	07/2007	0	(1)	(1)
Buy	KRW	760,822	07/2007	7	0	7
Buy		916,130	08/2007	0	0	0
Buy		39,973	09/2007	1	0	1
Buy	MXN	12,663	03/2008	28	0	28
Buy	NOK	6,216	09/2007	18	0	18
Sell	NZD	1,995	07/2007	0	(19)	(19)
Buy	PLN	1,692	09/2007	6	0	6
Buy	RUB	31,071	09/2007	7	0	7
Buy		458	11/2007	1	0	1
Buy		20,301	12/2007	3	0	3
Buy	SEK	15,066	09/2007	26	0	26
Buy	SGD	439	08/2007	0	(5)	(5)
Buy	TWD	9,248	07/2007	3	0	3
Buy		9,248	08/2007	0	(1)	(1)
Buy	ZAR	97	09/2007	0	0	0

				$458	$(589)	$(131)

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD BRL CAD CLP CNY DKK EUR GBP HKD INR	Australian Dollar Brazilian Real Canadian Dollar Chilean Peso Chinese Yuan Renminbi Danish Krone Euro Great British Pound Hong Kong Dollar Indian Rupee	KRW MXN NOK NZD PLN RUB SEK SGD TWD ZAR	South Korean Won Mexican Peso Norwegian Krone New Zealand Dollar Polish Zloty Russian Ruble Swedish Krona Singapore Dollar Taiwan Dollar South African Rand
JPY	Japanese Yen

(h) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(j) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(n) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Commodities Index-Linked/Structured Notes  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 0.5% of the Portfolio’s net assets and resulted in unrealized depreciation of $5,668.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to

April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$725,855	$722,821	$57,615	$17,547

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 12/31/2006	$79,300	GBP	2,100	$827
Sales	29,600		0	344
Closing Buys	(61,800)		0	(588)
Expirations	0		(2,100)	(36)
Exercised	0		0	0
Balance at 06/30/2007	$47,100	GBP	0	$547

8. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	13	$149	4	$49
Administrative Class	4,198	50,329	8,273	99,227
Advisor Class	0	1	1	10
Issued as reinvestment of distributions
Institutional Class	0	2	0	0
Administrative Class	255	3,049	381	4,593
Advisor Class	0	0	0	0
Cost of shares redeemed
Institutional Class	(1)	(8)	0	(1)
Administrative Class	(1,721)	(20,729)	(2,147)	(25,733)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	2,744	$32,793	6,512	$78,145

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	100
Administrative Class	6	96
Advisor Class	1	95

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to

22	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 2,880	$ (3,202)	$ (322)

Semiannual Report	June 30, 2007	23

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

High Yield Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Corporate Bonds & Notes	78.3%
Bank Loan Obligations	8.4%
Short-Term Instruments	5.2%
U.S. Government Agencies	3.1%
Foreign Currency-Denominated Issues	3.0%
Other	2.0%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/30/98)
PIMCO High Yield Portfolio Administrative Class	2.08%	9.75%	10.00%	5.55%
Merrill Lynch U.S. High Yield BB-B Rated Constrained Index±	2.59%	10.34%	10.19%	5.64%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,020.80	$1,021.08
Expenses Paid During Period†	$3.76	$3.76

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to the building products sector, led lower by poor performing building and construction credits, added to relative performance.

»	An emphasis on B-rated technology issues, which outperformed their higher-quality BB-rated counterparts, was a strong boost to returns.

»	Security selection in the healthcare sector was a strong positive for returns as middle- and lower-rated quality tiers outperformed considerably.

»	An underweight to consumer non-cyclicals, which outperformed wholesale foods, food/drug retailers, and pharmaceuticals, detracted from relative performance.

»	As the metals and mining sector outperformed over the period, an underweight to the sector weighed on the Portfolio’s returns.

»	Within the telecom sector, an emphasis on integrated service providers, which fell significantly short of wireless and wireline companies, was negative for relative performance.

»	An underweight to BB-rated issues, in general, and some tactical exposure to CCC-rated bonds, added to performance as lower quality outperformed.

4	PIMCO Variable Insurance Trust

Financial Highlights  High Yield Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Administrative Class
Net asset value beginning of year or period	$8.34	$8.19	$8.40	$8.19	$7.17	$7.88
Net investment income (a)	0.28	0.56	0.54	0.53	0.55	0.59
Net realized/unrealized gain (loss) on investments (a)	(0.10)	0.16	(0.21)	0.22	1.04	(0.70)
Total income from investment operations	0.18	0.72	0.33	0.75	1.59	(0.11)
Dividends from net investment income	(0.29)	(0.57)	(0.54)	(0.54)	(0.57)	(0.60)
Total distributions	(0.29)	(0.57)	(0.54)	(0.54)	(0.57)	(0.60)
Net asset value end of year or period	$8.23	$8.34	$8.19	$8.40	$8.19	$7.17
Total return	2.08%	9.08%	4.11%	9.54%	22.85%	(1.19)%
Net assets end of year or period (000s)	$500,127	$516,823	$460,926	$414,062	$955,599	$481,473
Ratio of expenses to average net assets	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75	%(b)
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75	%(b)
Ratio of net investment income to average net assets	6.79%*	6.90%	6.50%	6.48%	7.14%	8.14%
Portfolio turnover rate	38%	81%	109%	97%	97%	102%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.76%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  High Yield Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$489,863
Cash	745
Foreign currency, at value	3,556
Receivable for investments sold	37,299
Receivable for Portfolio shares sold	118
Interest and dividends receivable	8,417
Swap premiums paid	45
Unrealized appreciation on swap agreements	843
540,886

Liabilities:
Payable for investments purchased	$34,671
Payable for Portfolio shares redeemed	1,933
Accrued investment advisory fee	111
Accrued administration fee	155
Accrued servicing fee	55
Swap premiums received	5
Unrealized depreciation on foreign currency contracts	168
Unrealized depreciation on swap agreements	990
38,088

Net Assets	$502,798

Net Assets Consist of:
Paid in capital	$503,818
(Overdistributed) net investment income	(1,553)
Accumulated undistributed net realized (loss)	(1,193)
Net unrealized appreciation	1,726
$502,798

Net Assets:
Institutional Class	$2,588
Administrative Class	500,127
Advisor Class	83

Shares Issued and Outstanding:
Institutional Class	315
Administrative Class	60,773
Advisor Class	10

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$8.23
Administrative Class	8.23
Advisor Class	8.23

Cost of Investments Owned	$487,844
Cost of Foreign Currency Held	$3,537

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$19,591
Dividends	92
Miscellaneous income	39
Total Income	19,722

Expenses:
Investment advisory fees	650
Administration fees	910
Servicing fees – Administrative Class	388
Trustees’ fees	5
Interest expense	6
Total Expenses	1,959

Net Investment Income	17,763

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,407
Net realized (loss) on futures contracts, written options and swaps	(2,164)
Net realized (loss) on foreign currency transactions	(156)
Net change in unrealized (depreciation) on investments	(9,745)
Net change in unrealized appreciation on futures contracts, written options and swaps	860
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(259)
Net (Loss)	(7,057)

Net Increase in Net Assets Resulting from Operations	$10,706

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$17,763	$33,041
Net realized gain	2,087	2,834
Net change in unrealized appreciation (depreciation)	(9,144)	6,670
Net increase resulting from operations	10,706	42,545

Distributions to Shareholders:
From net investment income
Institutional Class	(81)	(70)
Administrative Class	(17,782)	(32,991)
Advisor Class	(3)	(1)

Total Distributions	(17,866)	(33,062)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	717	1,213
Administrative Class	57,387	140,974
Advisor Class	270	64
Issued as reinvestment of distributions
Institutional Class	81	70
Administrative Class	17,782	33,006
Advisor Class	3	1
Cost of shares redeemed
Institutional Class	(132)	(27)
Administrative Class	(84,751)	(127,544)
Advisor Class	(251)	(1)
Net increase (decrease) resulting from Portfolio share transactions	(8,894)	47,756

Total Increase (Decrease) in Net Assets	(16,054)	57,239

Net Assets:
Beginning of period	518,852	461,613
End of period*	$502,798	$518,852

*Including (overdistributed) net investment income of:	$(1,553)	$(1,450)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 8.2%
AES Corp.
7.180% due 04/30/2010	$2,000	$2,005

Amadeus Global Travel Distribution S.A.
7.830% due 04/08/2013	700	705
8.580% due 04/08/2014	700	708

Biomet, Inc.
6.000% due 03/08/2008	1,500	1,504

Centennial Cellular Operating Co. LLC
7.350% due 02/09/2011	766	770
7.360% due 01/20/2011	59	60

Community Health Corp.
4.000% due 07/02/2014	62	62
5.000% due 07/02/2014	938	940
7.000% due 04/10/2008	2,000	1,995

Ford Motor Co.
8.360% due 11/29/2013	1,493	1,500

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	3,000	2,985

HCA, Inc.
7.600% due 11/14/2013	1,247	1,254

Headwaters, Inc.
7.360% due 04/30/2011	852	855

HealthSouth Corp.
7.850% due 02/02/2013	1,695	1,704
7.860% due 02/02/2013	32	32

Ineos Group Holdings PLC
7.571% due 10/07/2012	56	56
7.580% due 10/07/2012	937	940

JSG Holding PLC
7.725% due 11/29/2013	650	654
8.225% due 11/29/2014	650	654

Lear Corp.
8.000% due 06/27/2014	1,000	992

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	1,489	1,494

Novelis, Inc.
4.000% due 05/25/2008	1,100	1,102

Riverdeep Interactive
8.100% due 11/28/2013	997	1,001

Roundy’s Supermarket, Inc.
8.070% due 10/27/2011	2	2
8.110% due 11/01/2011	985	994

SLM Corp.
6.000% due 06/30/2008	2,600	2,587

Telesat Canada, Inc.
2.620% due 02/14/2008	1,500	1,501

Thompson Learning, Inc.
5.000% due 06/27/2014	2,100	2,076

Tribune Co.
7.875% due 05/30/2009	825	826
8.375% due 05/30/2014	1,375	1,346

Univision Communications, Inc.
6.250% due 09/15/2014	121	119
7.605% due 09/15/2014	1,879	1,856

VNU/Nielson Finance LLC
7.607% due 08/08/2013	1,990	2,004

VWR International, Inc.
7.000% due 05/30/2008	2,500	2,503

Wind Acquisition Finance S.A.
12.609% due 12/21/2011	517	521

Worldspan LP
8.606% due 12/07/2013	500	503

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.610% due 12/07/2013	$495	$497
10.500% due 12/07/2013	2	3

Total Bank Loan Obligations (Cost $41,194)		41,310

CORPORATE BONDS & NOTES 76.3%

BANKING & FINANCE 9.7%
AES Ironwood LLC
8.857% due 11/30/2025	2,421	2,700

AES Red Oak LLC
8.540% due 11/30/2019	1,185	1,297

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,200	2,305

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,100	2,000

Ford Motor Credit Co.
7.250% due 10/25/2011	1,900	1,830
7.800% due 06/01/2012	8,375	8,178
8.625% due 11/01/2010	1,260	1,281

Forest City Enterprises, Inc.
7.625% due 06/01/2015	1,225	1,240

General Motors Acceptance Corp.
6.000% due 04/01/2011	1,194	1,152
7.000% due 02/01/2012	3,000	2,945
7.250% due 03/02/2011	500	499
8.000% due 11/01/2031	2,350	2,410

GMAC LLC
6.625% due 05/15/2012	1,100	1,063

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	1,300	1,352

K&F Acquisition, Inc.
7.750% due 11/15/2014	1,000	1,065

KRATON Polymers LLC
8.125% due 01/15/2014	1,500	1,470

NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025	925	939

Petroleum Export Ltd. II
6.340% due 06/20/2011	1,280	1,254

Petroplus Finance Ltd.
6.750% due 05/01/2014	375	363
7.000% due 05/01/2017	375	363

Rotech Healthcare, Inc.
9.500% due 04/01/2012	3,575	3,396

Targeted Return Index Securities Trust
7.548% due 05/01/2016	826	814

Tenneco, Inc.
8.625% due 11/15/2014	975	1,009
10.250% due 07/15/2013	500	540

TNK-BP Finance S.A.
6.625% due 03/20/2017	500	486
7.500% due 07/18/2016	1,000	1,034

Universal City Development Partners
11.750% due 04/01/2010	525	558

Universal City Florida Holding Co. I
8.375% due 05/01/2010	1,425	1,464
10.106% due 05/01/2010	175	179

Ventas Realty LP
6.750% due 04/01/2017	250	248
7.125% due 06/01/2015	500	506
9.000% due 05/01/2012	500	549

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,152

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Yankee Acquisition Corp.
8.500% due 02/15/2015	$1,100	$1,072

		48,713

INDUSTRIALS 54.2%
Abitibi-Consolidated Co. of Canada
7.750% due 06/15/2011	125	115

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	1,275	1,224

Actuant Corp.
6.875% due 06/15/2017	1,000	995

Albertson’s, Inc.
7.450% due 08/01/2029	3,250	3,186

Allied Waste North America, Inc.
7.250% due 03/15/2015	5,650	5,622

AmeriGas Partners LP
7.125% due 05/20/2016	2,650	2,617
7.250% due 05/20/2015	1,850	1,841

Aramark Corp.
8.500% due 02/01/2015	3,775	3,860

Arco Chemical Co.
10.250% due 11/01/2010	50	54

Armor Holdings, Inc.
8.250% due 08/15/2013	800	846

ArvinMeritor, Inc.
8.125% due 09/15/2015	1,525	1,485
8.750% due 03/01/2012	2,750	2,791

Berry Plastics Holding Corp.
8.875% due 09/15/2014	975	992

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	3,750	3,816

Bowater Canada Finance
7.950% due 11/15/2011	1,315	1,244

Buhrmann U.S., Inc.
7.875% due 03/01/2015	1,300	1,287
8.250% due 07/01/2014	1,000	1,010

C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,500	1,478

CanWest Media, Inc.
8.000% due 09/15/2012	770	768

Cascades, Inc.
7.250% due 02/15/2013	1,425	1,393

CCO Holdings LLC
8.750% due 11/15/2013	7,400	7,567

Celestica, Inc.
7.625% due 07/01/2013	875	823
7.875% due 07/01/2011	1,900	1,853

Chart Industries, Inc.
9.125% due 10/15/2015	425	448

Chemtura Corp.
6.875% due 06/01/2016	1,750	1,663

Chesapeake Energy Corp.
6.875% due 01/15/2016	1,200	1,179
7.000% due 08/15/2014	1,550	1,546
7.500% due 06/15/2014	75	76
7.750% due 01/15/2015	500	511

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	1,357	1,343

Citic Resources Finance Ltd.
6.750% due 05/15/2014	450	435

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	450	452
7.750% due 05/15/2017	225	229

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Continental Airlines, Inc.
6.920% due 04/02/2013 (f)	$712	$725
7.373% due 06/15/2017	253	251

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,100	1,037

Corrections Corp. of America
7.500% due 05/01/2011	1,250	1,273

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	431
7.750% due 11/15/2015	1,500	1,515

CSC Holdings, Inc.
6.750% due 04/15/2012	1,000	955
7.625% due 04/01/2011	2,000	1,995

DaVita, Inc.
7.250% due 03/15/2015	4,150	4,119

Delhaize America, Inc.
9.000% due 04/15/2031	1,917	2,326

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	396	399

DRS Technologies, Inc.
7.625% due 02/01/2018	1,050	1,066

Dynegy Holdings, Inc.
7.125% due 05/15/2018	1,750	1,566
7.500% due 06/01/2015	200	189
7.750% due 06/01/2019	3,100	2,899
8.375% due 05/01/2016	1,000	983

EchoStar DBS Corp.
6.625% due 10/01/2014	1,000	958
7.125% due 02/01/2016	3,225	3,169

El Paso Corp.
7.000% due 06/15/2017	1,750	1,740
7.750% due 01/15/2032	1,200	1,215
7.800% due 08/01/2031	325	331
8.050% due 10/15/2030	1,300	1,372

Equistar Chemicals LP
10.125% due 09/01/2008	26	27

Ferrellgas Partners LP
8.750% due 06/15/2012	1,525	1,578
8.870% due 08/01/2009 (f)	1,200	1,272

Fisher Communications, Inc.
8.625% due 09/15/2014	1,000	1,070

Ford Motor Co.
7.450% due 07/16/2031	3,600	2,894

Forest Oil Corp.
7.250% due 06/15/2019	825	804

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	1,200	1,269
8.375% due 04/01/2017	2,300	2,461

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	4,000	3,840
9.125% due 12/15/2014 (b)	1,850	1,748
9.235% due 12/15/2014	500	485

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	2,250	2,340

Gaylord Entertainment Co.
8.000% due 11/15/2013	800	815

General Motors Corp.
8.100% due 06/15/2024	300	266
8.250% due 07/15/2023	4,850	4,444
8.800% due 03/01/2021	700	665

Georgia-Pacific Corp.
7.125% due 01/15/2017	2,000	1,930
7.375% due 12/01/2025	5,960	5,617
7.750% due 11/15/2029	100	94
8.000% due 01/15/2024	775	756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	$1,024	$1,108

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	1,200	1,290

Hanover Compressor Co.
9.000% due 06/01/2014	500	531

Hanover Equipment Trust
8.750% due 09/01/2011	800	826

HCA, Inc.
6.750% due 07/15/2013	4,400	4,015
7.190% due 11/15/2015	200	181
7.500% due 12/15/2023	400	347
7.580% due 09/15/2025	550	478
9.250% due 11/15/2016	8,595	9,175

Herbst Gaming, Inc.
7.000% due 11/15/2014	2,000	1,885

Hertz Corp.
8.875% due 01/01/2014	4,225	4,426

Horizon Lines LLC
9.000% due 11/01/2012	1,016	1,080

Host Marriott LP
7.125% due 11/01/2013	1,430	1,435

Idearc, Inc.
8.000% due 11/15/2016	3,800	3,857

Ineos Group Holdings PLC
8.500% due 02/15/2016	3,125	3,070

Ingles Markets, Inc.
8.875% due 12/01/2011	1,450	1,510

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	1,275	1,361

Intelsat Corp.
9.000% due 06/15/2016	400	421

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	400	408
8.625% due 01/15/2015	1,500	1,545

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	600	599

JET Equipment Trust
7.630% due 08/15/2012 (a)	218	161
10.000% due 06/15/2012 (a)	526	547

L-3 Communications Corp.
6.375% due 10/15/2015	700	665
7.625% due 06/15/2012	2,450	2,520

Legrand France
8.500% due 02/15/2025	975	1,143

Lyondell Chemical Co.
8.000% due 09/15/2014	1,475	1,523
8.250% due 09/15/2016	925	971

MGM Mirage
6.625% due 07/15/2015	850	777
6.875% due 04/01/2016	1,725	1,596
7.500% due 06/01/2016	1,725	1,645

Mirage Resorts, Inc.
7.250% due 08/01/2017	2,600	2,561

Nalco Co.
7.750% due 11/15/2011	500	506

Norampac, Inc.
6.750% due 06/01/2013	875	839

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	1,500	1,598

Nortel Networks Ltd.
9.606% due 07/15/2011	200	214

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
10.125% due 07/15/2013	$1,500	$1,616
10.750% due 07/15/2016	475	527

Northwest Pipeline Corp.
7.125% due 12/01/2025	500	516

Novelis, Inc.
7.250% due 02/15/2015	120	124

NPC International, Inc.
9.500% due 05/01/2014	2,050	1,999

OPTI Canada, Inc.
8.250% due 12/15/2014	1,900	1,938

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	1,775	1,740
8.750% due 11/15/2012	525	550

Peabody Energy Corp.
6.875% due 03/15/2013	1,291	1,291

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	1,695	1,699
8.375% due 05/01/2017	300	299

Plains Exploration & Production Co.
7.000% due 03/15/2017	225	214
7.750% due 06/15/2015	650	648

Pogo Producing Co.
7.875% due 05/01/2013	175	179

PQ Corp.
7.500% due 02/15/2013	2,225	2,370

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	750	784

Primedia, Inc.
8.000% due 05/15/2013	400	423

Quiksilver, Inc.
6.875% due 04/15/2015	1,350	1,276

Qwest Communications International, Inc.
7.500% due 02/15/2014	8,250	8,394

Reynolds American, Inc.
7.250% due 06/15/2037	500	514
7.625% due 06/01/2016	925	984
7.750% due 06/01/2018	1,875	2,010

RH Donnelley Corp.
6.875% due 01/15/2013	250	238
8.875% due 01/15/2016	5,950	6,218

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,700	1,717

Rogers Cable, Inc.
8.750% due 05/01/2032	400	486

Roseton
7.270% due 11/08/2010	1,200	1,214
7.670% due 11/08/2016	2,325	2,408

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	1,750	1,722

Sanmina-SCI Corp.
8.125% due 03/01/2016	2,325	2,174

SemGroup LP
8.750% due 11/15/2015	3,075	3,106

Sensata Technologies BV
8.000% due 05/01/2014	1,175	1,140

Service Corp. International
7.375% due 10/01/2014	425	429
7.625% due 10/01/2018	1,025	1,043

Sinclair Broadcast Group, Inc.
8.000% due 03/15/2012	6	7

Smurfit Capital Funding PLC
7.500% due 11/20/2025	500	506

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Smurfit Kappa Funding PLC
7.750% due 04/01/2015	$125	$126
9.625% due 10/01/2012	342	360

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	925	902
8.375% due 07/01/2012	750	755

Sonat, Inc.
7.000% due 02/01/2018	500	492

Station Casinos, Inc.
6.875% due 03/01/2016	1,275	1,132
7.750% due 08/15/2016	2,295	2,284

Suburban Propane Partners LP
6.875% due 12/15/2013	2,750	2,668

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,141	3,231

Superior Essex Communications LLC
9.000% due 04/15/2012	500	513

Supervalu, Inc.
7.500% due 11/15/2014	1,475	1,519

Tenet Healthcare Corp.
7.375% due 02/01/2013	1,766	1,605

Tesoro Corp.
6.500% due 06/01/2017	1,000	982

TransDigm, Inc.
7.750% due 07/15/2014	1,330	1,350

Triad Hospitals, Inc.
7.000% due 11/15/2013	2,640	2,781

Trinity Industries, Inc.
6.500% due 03/15/2014	780	766

TRW Automotive, Inc.
7.000% due 03/15/2014	500	479
7.250% due 03/15/2017	550	527

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	84	1

United Airlines, Inc.
6.071% due 03/01/2013	215	216
6.201% due 03/01/2010	108	109
6.602% due 03/01/2015	243	245

Unity Media GmbH
10.375% due 02/15/2015	750	767

Verso Paper Holdings LLC
9.125% due 08/01/2014	3,150	3,268

West Corp.
9.500% due 10/15/2014	300	309
11.000% due 10/15/2016	300	315

Williams Cos., Inc.
7.625% due 07/15/2019	3,950	4,187
7.750% due 06/15/2031	775	824
7.875% due 09/01/2021	2,575	2,781

Williams Partners LP
7.250% due 02/01/2017	425	429

Wynn Las Vegas LLC
6.625% due 12/01/2014	5,400	5,231

Xerox Capital Trust I
8.000% due 02/01/2027	2,100	2,161

		272,270

UTILITIES 12.4%
AES Corp.
8.750% due 05/15/2013	2,325	2,464

Cincinnati Bell, Inc.
7.250% due 07/15/2013	2,500	2,575
8.375% due 01/15/2014	1,270	1,289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citizens Communications Co.
7.125% due 03/15/2019	$2,300	$2,185
7.450% due 07/01/2035	250	221
7.875% due 01/15/2027	425	415
9.000% due 08/15/2031	1,425	1,475

Complete Production Services, Inc.
8.000% due 12/15/2016	575	584

Edison Mission Energy
7.000% due 05/15/2017	675	639
7.200% due 05/15/2019	975	921
7.750% due 06/15/2016	1,000	1,000

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	1,500	1,579
10.860% due 05/01/2013	1,000	1,025

Homer City Funding LLC
8.734% due 10/01/2026	974	1,076

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,300	1,349

Midwest Generation LLC
8.560% due 01/02/2016	4,487	4,787

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	450	464
8.375% due 10/14/2010	500	522

Nevada Power Co.
6.750% due 07/01/2037	300	307

Nextel Communications, Inc.
7.375% due 08/01/2015	1,575	1,576

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,225

NRG Energy, Inc.
7.250% due 02/01/2014	1,000	1,005
7.375% due 02/01/2016	5,665	5,693
7.375% due 01/15/2017	450	453

NTL Cable PLC
9.125% due 08/15/2016	500	526

PSEG Energy Holdings LLC
8.500% due 06/15/2011	4,250	4,523

Qwest Corp.
7.200% due 11/10/2026	1,700	1,679
8.875% due 03/15/2012	2,625	2,841

Reliant Energy, Inc.
6.750% due 12/15/2014	3,075	3,152
7.625% due 06/15/2014	1,000	980
7.875% due 06/15/2017	1,300	1,271
9.250% due 07/15/2010	0	1

Rural Cellular Corp.
9.875% due 02/01/2010	1,775	1,864

Sierra Pacific Power Co.
6.750% due 07/01/2037	500	506

Sierra Pacific Resources
6.750% due 08/15/2017	775	766
7.803% due 06/15/2012	625	660
8.625% due 03/15/2014	1,250	1,348

South Point Energy Center LLC
8.400% due 05/30/2012 (h)	1,158	1,145

Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,189	2,251

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	2,875	3,062

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		$1,000	$1,046

			62,450

Total Corporate Bonds & Notes (Cost $383,250)			383,433

CONVERTIBLE BONDS & NOTES 0.9%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		750	726

Chesapeake Energy Corp.
2.750% due 11/15/2035		300	327

CMS Energy Corp.
2.875% due 12/01/2024		1,000	1,311

Deutsche Bank AG
0.000% due 07/14/2008		300	280
0.000% due 09/29/2008		275	258
0.000% due 10/24/2008		350	344

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027		100	92

Nortel Networks Corp.
2.125% due 04/15/2014		800	785

Qwest Communications International, Inc.
3.500% due 11/15/2025		200	351

Total Convertible Bonds & Notes (Cost $4,354)			4,474

MUNICIPAL BONDS & NOTES 0.3%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		1,500	1,502

Total Municipal Bonds & Notes (Cost $1,500)			1,502

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
5.500% due 07/01/2037 - 08/01/2037		15,600	15,042

Total U.S. Government Agencies (Cost $14,999)			15,042

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%
Bombardier, Inc.
7.250% due 11/15/2016	EUR	1,750	2,478

JSG Holding PLC
10.125% due 10/01/2012		15	22

Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,670	2,399

Nordic Telephone Co. Holdings ApS
5.875% due 11/30/2014		446	610
6.125% due 11/30/2014		550	755
8.250% due 05/01/2016		1,000	1,455

NTL Cable PLC
8.750% due 04/15/2014		1,000	1,418

Royal Bank of Scotland Group PLC
9.370% due 04/06/2011	GBP	586	1,181

SigmaKalon
6.164% due 06/30/2012	EUR	924	1,252

UPC Financing Partnership
5.942% due 12/31/2014		942	1,276

UPC Holding BV
7.750% due 01/15/2014		600	808
8.625% due 01/15/2014		800	1,113

Total Foreign Currency-Denominated Issues (Cost $13,185)			14,767

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  High Yield Portfolio (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.4%
Chesapeake Energy Corp.
4.500% due 12/31/2049	5,000	$507
5.000% due 12/31/2049	2,900	324

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	3,300	424

Vale Capital Ltd.
5.500% due 06/15/2010	14,100	697

Total Convertible Preferred Stocks (Cost $1,863)		1,952

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,050	2,065

Total Preferred Stocks (Cost $2,172)		2,065

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.0%

COMMERCIAL PAPER 4.8%
Societe Generale NY
5.245% due 11/26/2007	$21,300	$21,043

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	1,900	1,900

UBS Finance Delaware LLC
5.350% due 10/23/2007	1,400	1,400

		24,343

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007	728	728

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $747. Repurchase proceeds are $728.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.1%
4.605% due 09/13/2007 (c)	$250	$247

Total Short-Term Instruments (Cost $25,327)		25,318

Total Investments (d) 97.4% (Cost $487,844)		$489,863

Other Assets and Liabilities (Net) 2.6%		12,935

Net Assets 100.0%		$502,798

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $9,228 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	300,000	$12
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%	)	06/20/2010		$1,500	18
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011		3,300	(30)
Bank of America	Aramark Corp. 8.500 due 02/01/2015	Sell	2.302%		06/20/2012		200	(6)
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%		06/20/2012		1,500	(51)
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%		09/20/2012		900	4
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%		09/20/2007		400	1
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009		1,500	16
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009		1,000	9
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%		02/20/2012		2,000	23
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012		2,000	(54)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%		06/20/2012		500	(16)
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.770%		06/20/2012		200	(3)
Barclays Bank PLC	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%		06/20/2012		200	(4)
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.360%		06/20/2012		200	(3)
Barclays Bank PLC	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%		06/20/2012		200	(5)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.950%		06/20/2012		200	(6)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007		1,000	4
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008		1,000	(3)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(1.070%	)	06/20/2010		1,500	28
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011		1,500	(12)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012		3,000	(94)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		03/20/2012		1,000	(10)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%		03/20/2012		1,000	0
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.030%		06/20/2012		100	(1)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.000%		06/20/2012		1,500	5
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.820%		06/20/2012		1,000	(38)
Citibank N.A.	LCDX N.A. 8 Index	Sell	1.200%		06/20/2012		1,500	(35)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.300%		06/20/2012		1,000	(16)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%		06/20/2012	$1,000	$(14)
Citibank N.A.	Georgia-Pacific Corp. 7.750% due 11/15/2029	Sell	2.220%		09/20/2012	500	(13)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%		09/20/2012	625	(6)
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%		09/20/2012	1,000	(17)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%	)	03/20/2014	1,000	(2)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		03/20/2014	1,000	(14)
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%		03/20/2008	1,000	(17)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	2,500	(10)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	2,000	(5)
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.610%		06/20/2012	400	(9)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%		06/20/2012	1,000	93
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.930%		09/20/2012	1,000	(11)
Credit Suisse First Boston	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.950%		09/20/2012	300	(3)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	100	(1)
Deutsche Bank AG	LCDX N.A. 8 Index	Sell	1.200%		06/20/2012	500	(10)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	500	5
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	800	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%		03/20/2012	2,000	(64)
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	1,500	(8)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	1,500	6
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%		02/20/2012	2,000	23
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%		03/20/2008	1,800	(5)
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	1,500	10
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	5,400	177
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	2,000	(6)
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	1,000	67
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.090%		06/20/2012	500	(4)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	1,000	(7)
Lehman Brothers, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	250	(4)
Lehman Brothers, Inc.	LCDX N.A. 8 Index	Sell	1.200%		06/20/2012	600	(14)
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	325	(4)
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	1,000	(13)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%		09/20/2012	1,000	(13)
Merrill Lynch & Co., Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%		06/20/2012	400	(11)
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.800%		06/20/2012	500	(19)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	200	0
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%	)	06/20/2010	1,500	17
Morgan Stanley	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.800%		06/20/2010	2,000	28
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	3,000	63
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	5,400	179
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%		06/20/2012	1,000	(34)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.700%		06/20/2012	500	(9)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.730%		06/20/2012	250	(4)
Morgan Stanley	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	425	(12)
Morgan Stanley	Aramark Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	500	(9)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%		09/20/2012	625	(5)
Morgan Stanley	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.960%		09/20/2012	700	(4)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	3,000	51
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%		03/20/2012	1,000	4

							$75

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012	BRL	21,000	$(219)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	25,000	0
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		33,000	(1)

							$(220)

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments High Yield Portfolio (Cont.)	June 30, 2007 (Unaudited)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.	5.579%	07/23/2007	10,100	$(2)

(f) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$657	$725	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,260	1,272	0.25%

				$1,917	$1,997	0.40%

(g) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	12,247	07/2007	$0	$(160)	$(160)
Sell	GBP	704	08/2007	0	(8)	(8)

				$0	$(168)	$(168)

(h) Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(e) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	JPY	Japanese Yen
EUR	Euro	MXN	Mexican Peso
GBP	Great British Pound

(f) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(g) Payment In-Kind Securities  The portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(h) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(i) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(j) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(k) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(l) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(m) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

(n) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $14,177,071 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(o) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(p) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2007, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$ 0	$ 1,816

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$17,586	$0	$173,842	$206,950

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Premium
Balance at 12/31/2006	290	$99
Sales	0	0
Closing Buys	(290)	(99)
Expirations	0	0
Exercised	0	0
Balance at 06/30/2007	0	$0

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	85	$717	146	$1,213
Administrative Class	6,841	57,387	17,264	140,974
Advisor Class	32	270	8	64
Issued as reinvestment of distributions
Institutional Class	10	81	8	70
Administrative Class	2,123	17,782	4,025	33,006
Advisor Class	0	3	0	1
Cost of shares redeemed
Institutional Class	(15)	(132)	(3)	(27)
Administrative Class	(10,252)	(84,751)	(15,623)	(127,544)
Advisor Class	(30)	(251)	0	(1)
Net increase (decrease) resulting from Portfolio share transactions	(1,206)	$(8,894)	5,825	$47,756

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	96
Administrative Class	3	76
Advisor Class	2	99

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 7,556	$ (5,537)	$ 2,019

20	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	21

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

High Yield Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the end of the nearest month to the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Corporate Bonds & Notes	78.3%
Bank Loan Obligations	8.4%
Short-Term Instruments	5.2%
U.S. Government Agencies	3.1%
Foreign Currency-Denominated Issues	3.0%
Other	2.0%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (07/01/02)**
PIMCO High Yield Portfolio Institutional Class	2.16%	9.91%	10.20%
Merrill Lynch U.S. High Yield BB-B Rated Constrained Index±	2.59%	10.34%	10.19%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 07/01/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated US Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,021.56	$1,021.82
Expenses Paid During Period†	$3.01	$3.01

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to the building products sector, led lower by poor performing building and construction credits, added to relative performance.

»	An emphasis on B-rated technology issues, which outperformed their higher-quality BB-rated counterparts, was a strong boost to returns.

»	Security selection in the healthcare sector was a strong positive for returns as middle- and lower-rated quality tiers outperformed considerably.

»	An underweight to consumer non-cyclicals, which outperformed wholesale foods, food/drug retailers, and pharmaceuticals, detracted from relative performance.

»	As the metals and mining sector outperformed over the period, an underweight to the sector weighed on the Portfolio’s returns.

»	Within the telecom sector, an emphasis on integrated service providers, which fell significantly short of wireless and wireline companies, was negative for relative performance.

»	An underweight to BB-rated issues, in general, and some tactical exposure to CCC-rated bonds, added to performance as lower quality outperformed.

4	PIMCO Variable Insurance Trust

Financial Highlights  High Yield Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	07/01/2002-12/31/2002

Institutional Class
Net asset value beginning of year or period	$8.34	$8.19	$8.40	$8.19	$7.17	$7.25
Net investment income (a)	0.29	0.58	0.55	0.53	0.57	0.29
Net realized/unrealized gain (loss) on investments (a)	(0.10)	0.15	(0.21)	0.23	1.03	(0.06)
Total income from investment operations	0.19	0.73	0.34	0.76	1.60	0.23
Dividends from net investment income	(0.30)	(0.58)	(0.55)	(0.55)	(0.58)	(0.31)
Total distributions	(0.30)	(0.58)	(0.55)	(0.55)	(0.58)	(0.31)
Net asset value end of year or period	$8.23	$8.34	$8.19	$8.40	$8.19	$7.17
Total return	2.16%	9.24%	4.26%	9.71%	23.08%	3.43%
Net assets end of year or period (000s)	$2,588	$1,963	$687	$343	$13	$10
Ratio of expenses to average net assets	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60	%*(b)
Ratio of expenses to average net assets excluding interest expense	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60	%*(b)
Ratio of net investment income to average net assets	6.96%*	7.05%	6.68%	6.51%	7.36%	8.59	%*
Portfolio turnover rate	38%	81%	109%	97%	97%	102%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.61%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  High Yield Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$489,863
Cash	745
Foreign currency, at value	3,556
Receivable for investments sold	37,299
Receivable for Portfolio shares sold	118
Interest and dividends receivable	8,417
Swap premiums paid	45
Unrealized appreciation on swap agreements	843
540,886

Liabilities:
Payable for investments purchased	$34,671
Payable for Portfolio shares redeemed	1,933
Accrued investment advisory fee	111
Accrued administration fee	155
Accrued servicing fee	55
Swap premiums received	5
Unrealized depreciation on foreign currency contracts	168
Unrealized depreciation on swap agreements	990
38,088

Net Assets	$502,798

Net Assets Consist of:
Paid in capital	$503,818
(Overdistributed) net investment income	(1,553)
Accumulated undistributed net realized (loss)	(1,193)
Net unrealized appreciation	1,726
$502,798

Net Assets:
Institutional Class	$2,588
Administrative Class	500,127
Advisor Class	83

Shares Issued and Outstanding:
Institutional Class	315
Administrative Class	60,773
Advisor Class	10

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$8.23
Administrative Class	8.23
Advisor Class	8.23

Cost of Investments Owned	$487,844
Cost of Foreign Currency Held	$3,537

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$19,591
Dividends	92
Miscellaneous income	39
Total Income	19,722

Expenses:
Investment advisory fees	650
Administration fees	910
Servicing fees – Administrative Class	388
Trustees’ fees	5
Interest expense	6
Total Expenses	1,959

Net Investment Income	17,763

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,407
Net realized (loss) on futures contracts, written options and swaps	(2,164)
Net realized (loss) on foreign currency transactions	(156)
Net change in unrealized (depreciation) on investments	(9,745)
Net change in unrealized appreciation on futures contracts, written options and swaps	860
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(259)
Net (Loss)	(7,057)

Net Increase in Net Assets Resulting from Operations	$10,706

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$17,763	$33,041
Net realized gain	2,087	2,834
Net change in unrealized appreciation (depreciation)	(9,144)	6,670
Net increase resulting from operations	10,706	42,545

Distributions to Shareholders:
From net investment income
Institutional Class	(81)	(70)
Administrative Class	(17,782)	(32,991)
Advisor Class	(3)	(1)

Total Distributions	(17,866)	(33,062)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	717	1,213
Administrative Class	57,387	140,974
Advisor Class	270	64
Issued as reinvestment of distributions
Institutional Class	81	70
Administrative Class	17,782	33,006
Advisor Class	3	1
Cost of shares redeemed
Institutional Class	(132)	(27)
Administrative Class	(84,751)	(127,544)
Advisor Class	(251)	(1)
Net increase (decrease) resulting from Portfolio share transactions	(8,894)	47,756

Total Increase (Decrease) in Net Assets	(16,054)	57,239

Net Assets:
Beginning of period	518,852	461,613
End of period*	$502,798	$518,852

*Including (overdistributed) net investment income of:	$(1,553)	$(1,450)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 8.2%
AES Corp.
7.180% due 04/30/2010	$2,000	$2,005

Amadeus Global Travel Distribution S.A.
7.830% due 04/08/2013	700	705
8.580% due 04/08/2014	700	708

Biomet, Inc.
6.000% due 03/08/2008	1,500	1,504

Centennial Cellular Operating Co. LLC
7.350% due 02/09/2011	766	770
7.360% due 01/20/2011	59	60

Community Health Corp.
4.000% due 07/02/2014	62	62
5.000% due 07/02/2014	938	940
7.000% due 04/10/2008	2,000	1,995

Ford Motor Co.
8.360% due 11/29/2013	1,493	1,500

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	3,000	2,985

HCA, Inc.
7.600% due 11/14/2013	1,247	1,254

Headwaters, Inc.
7.360% due 04/30/2011	852	855

HealthSouth Corp.
7.850% due 02/02/2013	1,695	1,704
7.860% due 02/02/2013	32	32

Ineos Group Holdings PLC
7.571% due 10/07/2012	56	56
7.580% due 10/07/2012	937	940

JSG Holding PLC
7.725% due 11/29/2013	650	654
8.225% due 11/29/2014	650	654

Lear Corp.
8.000% due 06/27/2014	1,000	992

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	1,489	1,494

Novelis, Inc.
4.000% due 05/25/2008	1,100	1,102

Riverdeep Interactive
8.100% due 11/28/2013	997	1,001

Roundy’s Supermarket, Inc.
8.070% due 10/27/2011	2	2
8.110% due 11/01/2011	985	994

SLM Corp.
6.000% due 06/30/2008	2,600	2,587

Telesat Canada, Inc.
2.620% due 02/14/2008	1,500	1,501

Thompson Learning, Inc.
5.000% due 06/27/2014	2,100	2,076

Tribune Co.
7.875% due 05/30/2009	825	826
8.375% due 05/30/2014	1,375	1,346

Univision Communications, Inc.
6.250% due 09/15/2014	121	119
7.605% due 09/15/2014	1,879	1,856

VNU/Nielson Finance LLC
7.607% due 08/08/2013	1,990	2,004

VWR International, Inc.
7.000% due 05/30/2008	2,500	2,503

Wind Acquisition Finance S.A.
12.609% due 12/21/2011	517	521

Worldspan LP
8.606% due 12/07/2013	500	503

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.610% due 12/07/2013	$495	$497
10.500% due 12/07/2013	2	3

Total Bank Loan Obligations (Cost $41,194)		41,310

CORPORATE BONDS & NOTES 76.3%

BANKING & FINANCE 9.7%
AES Ironwood LLC
8.857% due 11/30/2025	2,421	2,700

AES Red Oak LLC
8.540% due 11/30/2019	1,185	1,297

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,200	2,305

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,100	2,000

Ford Motor Credit Co.
7.250% due 10/25/2011	1,900	1,830
7.800% due 06/01/2012	8,375	8,178
8.625% due 11/01/2010	1,260	1,281

Forest City Enterprises, Inc.
7.625% due 06/01/2015	1,225	1,240

General Motors Acceptance Corp.
6.000% due 04/01/2011	1,194	1,152
7.000% due 02/01/2012	3,000	2,945
7.250% due 03/02/2011	500	499
8.000% due 11/01/2031	2,350	2,410

GMAC LLC
6.625% due 05/15/2012	1,100	1,063

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	1,300	1,352

K&F Acquisition, Inc.
7.750% due 11/15/2014	1,000	1,065

KRATON Polymers LLC
8.125% due 01/15/2014	1,500	1,470

NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025	925	939

Petroleum Export Ltd. II
6.340% due 06/20/2011	1,280	1,254

Petroplus Finance Ltd.
6.750% due 05/01/2014	375	363
7.000% due 05/01/2017	375	363

Rotech Healthcare, Inc.
9.500% due 04/01/2012	3,575	3,396

Targeted Return Index Securities Trust
7.548% due 05/01/2016	826	814

Tenneco, Inc.
8.625% due 11/15/2014	975	1,009
10.250% due 07/15/2013	500	540

TNK-BP Finance S.A.
6.625% due 03/20/2017	500	486
7.500% due 07/18/2016	1,000	1,034

Universal City Development Partners
11.750% due 04/01/2010	525	558

Universal City Florida Holding Co. I
8.375% due 05/01/2010	1,425	1,464
10.106% due 05/01/2010	175	179

Ventas Realty LP
6.750% due 04/01/2017	250	248
7.125% due 06/01/2015	500	506
9.000% due 05/01/2012	500	549

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,152

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Yankee Acquisition Corp.
8.500% due 02/15/2015	$1,100	$1,072

		48,713

INDUSTRIALS 54.2%
Abitibi-Consolidated Co. of Canada
7.750% due 06/15/2011	125	115

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	1,275	1,224

Actuant Corp.
6.875% due 06/15/2017	1,000	995

Albertson’s, Inc.
7.450% due 08/01/2029	3,250	3,186

Allied Waste North America, Inc.
7.250% due 03/15/2015	5,650	5,622

AmeriGas Partners LP
7.125% due 05/20/2016	2,650	2,617
7.250% due 05/20/2015	1,850	1,841

Aramark Corp.
8.500% due 02/01/2015	3,775	3,860

Arco Chemical Co.
10.250% due 11/01/2010	50	54

Armor Holdings, Inc.
8.250% due 08/15/2013	800	846

ArvinMeritor, Inc.
8.125% due 09/15/2015	1,525	1,485
8.750% due 03/01/2012	2,750	2,791

Berry Plastics Holding Corp.
8.875% due 09/15/2014	975	992

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	3,750	3,816

Bowater Canada Finance
7.950% due 11/15/2011	1,315	1,244

Buhrmann U.S., Inc.
7.875% due 03/01/2015	1,300	1,287
8.250% due 07/01/2014	1,000	1,010

C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,500	1,478

CanWest Media, Inc.
8.000% due 09/15/2012	770	768

Cascades, Inc.
7.250% due 02/15/2013	1,425	1,393

CCO Holdings LLC
8.750% due 11/15/2013	7,400	7,567

Celestica, Inc.
7.625% due 07/01/2013	875	823
7.875% due 07/01/2011	1,900	1,853

Chart Industries, Inc.
9.125% due 10/15/2015	425	448

Chemtura Corp.
6.875% due 06/01/2016	1,750	1,663

Chesapeake Energy Corp.
6.875% due 01/15/2016	1,200	1,179
7.000% due 08/15/2014	1,550	1,546
7.500% due 06/15/2014	75	76
7.750% due 01/15/2015	500	511

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	1,357	1,343

Citic Resources Finance Ltd.
6.750% due 05/15/2014	450	435

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	450	452
7.750% due 05/15/2017	225	229

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Continental Airlines, Inc.
6.920% due 04/02/2013 (f)	$712	$725
7.373% due 06/15/2017	253	251

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,100	1,037

Corrections Corp. of America
7.500% due 05/01/2011	1,250	1,273

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	431
7.750% due 11/15/2015	1,500	1,515

CSC Holdings, Inc.
6.750% due 04/15/2012	1,000	955
7.625% due 04/01/2011	2,000	1,995

DaVita, Inc.
7.250% due 03/15/2015	4,150	4,119

Delhaize America, Inc.
9.000% due 04/15/2031	1,917	2,326

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	396	399

DRS Technologies, Inc.
7.625% due 02/01/2018	1,050	1,066

Dynegy Holdings, Inc.
7.125% due 05/15/2018	1,750	1,566
7.500% due 06/01/2015	200	189
7.750% due 06/01/2019	3,100	2,899
8.375% due 05/01/2016	1,000	983

EchoStar DBS Corp.
6.625% due 10/01/2014	1,000	958
7.125% due 02/01/2016	3,225	3,169

El Paso Corp.
7.000% due 06/15/2017	1,750	1,740
7.750% due 01/15/2032	1,200	1,215
7.800% due 08/01/2031	325	331
8.050% due 10/15/2030	1,300	1,372

Equistar Chemicals LP
10.125% due 09/01/2008	26	27

Ferrellgas Partners LP
8.750% due 06/15/2012	1,525	1,578
8.870% due 08/01/2009 (f)	1,200	1,272

Fisher Communications, Inc.
8.625% due 09/15/2014	1,000	1,070

Ford Motor Co.
7.450% due 07/16/2031	3,600	2,894

Forest Oil Corp.
7.250% due 06/15/2019	825	804

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	1,200	1,269
8.375% due 04/01/2017	2,300	2,461

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	4,000	3,840
9.125% due 12/15/2014 (b)	1,850	1,748
9.235% due 12/15/2014	500	485

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	2,250	2,340

Gaylord Entertainment Co.
8.000% due 11/15/2013	800	815

General Motors Corp.
8.100% due 06/15/2024	300	266
8.250% due 07/15/2023	4,850	4,444
8.800% due 03/01/2021	700	665

Georgia-Pacific Corp.
7.125% due 01/15/2017	2,000	1,930
7.375% due 12/01/2025	5,960	5,617
7.750% due 11/15/2029	100	94
8.000% due 01/15/2024	775	756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	$1,024	$1,108

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	1,200	1,290

Hanover Compressor Co.
9.000% due 06/01/2014	500	531

Hanover Equipment Trust
8.750% due 09/01/2011	800	826

HCA, Inc.
6.750% due 07/15/2013	4,400	4,015
7.190% due 11/15/2015	200	181
7.500% due 12/15/2023	400	347
7.580% due 09/15/2025	550	478
9.250% due 11/15/2016	8,595	9,175

Herbst Gaming, Inc.
7.000% due 11/15/2014	2,000	1,885

Hertz Corp.
8.875% due 01/01/2014	4,225	4,426

Horizon Lines LLC
9.000% due 11/01/2012	1,016	1,080

Host Marriott LP
7.125% due 11/01/2013	1,430	1,435

Idearc, Inc.
8.000% due 11/15/2016	3,800	3,857

Ineos Group Holdings PLC
8.500% due 02/15/2016	3,125	3,070

Ingles Markets, Inc.
8.875% due 12/01/2011	1,450	1,510

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	1,275	1,361

Intelsat Corp.
9.000% due 06/15/2016	400	421

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	400	408
8.625% due 01/15/2015	1,500	1,545

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	600	599

JET Equipment Trust
7.630% due 08/15/2012 (a)	218	161
10.000% due 06/15/2012 (a)	526	547

L-3 Communications Corp.
6.375% due 10/15/2015	700	665
7.625% due 06/15/2012	2,450	2,520

Legrand France
8.500% due 02/15/2025	975	1,143

Lyondell Chemical Co.
8.000% due 09/15/2014	1,475	1,523
8.250% due 09/15/2016	925	971

MGM Mirage
6.625% due 07/15/2015	850	777
6.875% due 04/01/2016	1,725	1,596
7.500% due 06/01/2016	1,725	1,645

Mirage Resorts, Inc.
7.250% due 08/01/2017	2,600	2,561

Nalco Co.
7.750% due 11/15/2011	500	506

Norampac, Inc.
6.750% due 06/01/2013	875	839

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	1,500	1,598

Nortel Networks Ltd.
9.606% due 07/15/2011	200	214

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
10.125% due 07/15/2013	$1,500	$1,616
10.750% due 07/15/2016	475	527

Northwest Pipeline Corp.
7.125% due 12/01/2025	500	516

Novelis, Inc.
7.250% due 02/15/2015	120	124

NPC International, Inc.
9.500% due 05/01/2014	2,050	1,999

OPTI Canada, Inc.
8.250% due 12/15/2014	1,900	1,938

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	1,775	1,740
8.750% due 11/15/2012	525	550

Peabody Energy Corp.
6.875% due 03/15/2013	1,291	1,291

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	1,695	1,699
8.375% due 05/01/2017	300	299

Plains Exploration & Production Co.
7.000% due 03/15/2017	225	214
7.750% due 06/15/2015	650	648

Pogo Producing Co.
7.875% due 05/01/2013	175	179

PQ Corp.
7.500% due 02/15/2013	2,225	2,370

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	750	784

Primedia, Inc.
8.000% due 05/15/2013	400	423

Quiksilver, Inc.
6.875% due 04/15/2015	1,350	1,276

Qwest Communications International, Inc.
7.500% due 02/15/2014	8,250	8,394

Reynolds American, Inc.
7.250% due 06/15/2037	500	514
7.625% due 06/01/2016	925	984
7.750% due 06/01/2018	1,875	2,010

RH Donnelley Corp.
6.875% due 01/15/2013	250	238
8.875% due 01/15/2016	5,950	6,218

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,700	1,717

Rogers Cable, Inc.
8.750% due 05/01/2032	400	486

Roseton
7.270% due 11/08/2010	1,200	1,214
7.670% due 11/08/2016	2,325	2,408

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	1,750	1,722

Sanmina-SCI Corp.
8.125% due 03/01/2016	2,325	2,174

SemGroup LP
8.750% due 11/15/2015	3,075	3,106

Sensata Technologies BV
8.000% due 05/01/2014	1,175	1,140

Service Corp. International
7.375% due 10/01/2014	425	429
7.625% due 10/01/2018	1,025	1,043

Sinclair Broadcast Group, Inc.
8.000% due 03/15/2012	6	7

Smurfit Capital Funding PLC
7.500% due 11/20/2025	500	506

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Smurfit Kappa Funding PLC
7.750% due 04/01/2015	$125	$126
9.625% due 10/01/2012	342	360

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	925	902
8.375% due 07/01/2012	750	755

Sonat, Inc.
7.000% due 02/01/2018	500	492

Station Casinos, Inc.
6.875% due 03/01/2016	1,275	1,132
7.750% due 08/15/2016	2,295	2,284

Suburban Propane Partners LP
6.875% due 12/15/2013	2,750	2,668

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,141	3,231

Superior Essex Communications LLC
9.000% due 04/15/2012	500	513

Supervalu, Inc.
7.500% due 11/15/2014	1,475	1,519

Tenet Healthcare Corp.
7.375% due 02/01/2013	1,766	1,605

Tesoro Corp.
6.500% due 06/01/2017	1,000	982

TransDigm, Inc.
7.750% due 07/15/2014	1,330	1,350

Triad Hospitals, Inc.
7.000% due 11/15/2013	2,640	2,781

Trinity Industries, Inc.
6.500% due 03/15/2014	780	766

TRW Automotive, Inc.
7.000% due 03/15/2014	500	479
7.250% due 03/15/2017	550	527

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	84	1

United Airlines, Inc.
6.071% due 03/01/2013	215	216
6.201% due 03/01/2010	108	109
6.602% due 03/01/2015	243	245

Unity Media GmbH
10.375% due 02/15/2015	750	767

Verso Paper Holdings LLC
9.125% due 08/01/2014	3,150	3,268

West Corp.
9.500% due 10/15/2014	300	309
11.000% due 10/15/2016	300	315

Williams Cos., Inc.
7.625% due 07/15/2019	3,950	4,187
7.750% due 06/15/2031	775	824
7.875% due 09/01/2021	2,575	2,781

Williams Partners LP
7.250% due 02/01/2017	425	429

Wynn Las Vegas LLC
6.625% due 12/01/2014	5,400	5,231

Xerox Capital Trust I
8.000% due 02/01/2027	2,100	2,161

		272,270

UTILITIES 12.4%
AES Corp.
8.750% due 05/15/2013	2,325	2,464

Cincinnati Bell, Inc.
7.250% due 07/15/2013	2,500	2,575
8.375% due 01/15/2014	1,270	1,289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citizens Communications Co.
7.125% due 03/15/2019	$2,300	$2,185
7.450% due 07/01/2035	250	221
7.875% due 01/15/2027	425	415
9.000% due 08/15/2031	1,425	1,475

Complete Production Services, Inc.
8.000% due 12/15/2016	575	584

Edison Mission Energy
7.000% due 05/15/2017	675	639
7.200% due 05/15/2019	975	921
7.750% due 06/15/2016	1,000	1,000

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	1,500	1,579
10.860% due 05/01/2013	1,000	1,025

Homer City Funding LLC
8.734% due 10/01/2026	974	1,076

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,300	1,349

Midwest Generation LLC
8.560% due 01/02/2016	4,487	4,787

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	450	464
8.375% due 10/14/2010	500	522

Nevada Power Co.
6.750% due 07/01/2037	300	307

Nextel Communications, Inc.
7.375% due 08/01/2015	1,575	1,576

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,225

NRG Energy, Inc.
7.250% due 02/01/2014	1,000	1,005
7.375% due 02/01/2016	5,665	5,693
7.375% due 01/15/2017	450	453

NTL Cable PLC
9.125% due 08/15/2016	500	526

PSEG Energy Holdings LLC
8.500% due 06/15/2011	4,250	4,523

Qwest Corp.
7.200% due 11/10/2026	1,700	1,679
8.875% due 03/15/2012	2,625	2,841

Reliant Energy, Inc.
6.750% due 12/15/2014	3,075	3,152
7.625% due 06/15/2014	1,000	980
7.875% due 06/15/2017	1,300	1,271
9.250% due 07/15/2010	0	1

Rural Cellular Corp.
9.875% due 02/01/2010	1,775	1,864

Sierra Pacific Power Co.
6.750% due 07/01/2037	500	506

Sierra Pacific Resources
6.750% due 08/15/2017	775	766
7.803% due 06/15/2012	625	660
8.625% due 03/15/2014	1,250	1,348

South Point Energy Center LLC
8.400% due 05/30/2012 (h)	1,158	1,145

Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,189	2,251

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	2,875	3,062

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		$1,000	$1,046

			62,450

Total Corporate Bonds & Notes (Cost $383,250)			383,433

CONVERTIBLE BONDS & NOTES 0.9%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		750	726

Chesapeake Energy Corp.
2.750% due 11/15/2035		300	327

CMS Energy Corp.
2.875% due 12/01/2024		1,000	1,311

Deutsche Bank AG
0.000% due 07/14/2008		300	280
0.000% due 09/29/2008		275	258
0.000% due 10/24/2008		350	344

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027		100	92

Nortel Networks Corp.
2.125% due 04/15/2014		800	785

Qwest Communications International, Inc.
3.500% due 11/15/2025		200	351

Total Convertible Bonds & Notes (Cost $4,354)			4,474

MUNICIPAL BONDS & NOTES 0.3%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		1,500	1,502

Total Municipal Bonds & Notes (Cost $1,500)			1,502

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
5.500% due 07/01/2037 - 08/01/2037		15,600	15,042

Total U.S. Government Agencies (Cost $14,999)			15,042

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%
Bombardier, Inc.
7.250% due 11/15/2016	EUR	1,750	2,478

JSG Holding PLC
10.125% due 10/01/2012		15	22

Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,670	2,399

Nordic Telephone Co. Holdings ApS
5.875% due 11/30/2014		446	610
6.125% due 11/30/2014		550	755
8.250% due 05/01/2016		1,000	1,455

NTL Cable PLC
8.750% due 04/15/2014		1,000	1,418

Royal Bank of Scotland Group PLC
9.370% due 04/06/2011	GBP	586	1,181

SigmaKalon
6.164% due 06/30/2012	EUR	924	1,252

UPC Financing Partnership
5.942% due 12/31/2014		942	1,276

UPC Holding BV
7.750% due 01/15/2014		600	808
8.625% due 01/15/2014		800	1,113

Total Foreign Currency-Denominated Issues (Cost $13,185)			14,767

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  High Yield Portfolio (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.4%
Chesapeake Energy Corp.
4.500% due 12/31/2049	5,000	$507
5.000% due 12/31/2049	2,900	324

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	3,300	424

Vale Capital Ltd.
5.500% due 06/15/2010	14,100	697

Total Convertible Preferred Stocks (Cost $1,863)		1,952

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,050	2,065

Total Preferred Stocks (Cost $2,172)		2,065

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.0%

COMMERCIAL PAPER 4.8%
Societe Generale NY
5.245% due 11/26/2007	$21,300	$21,043

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	1,900	1,900

UBS Finance Delaware LLC
5.350% due 10/23/2007	1,400	1,400

		24,343

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007	728	728

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $747. Repurchase proceeds are $728.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.1%
4.605% due 09/13/2007 (c)	$250	$247

Total Short-Term Instruments (Cost $25,327)		25,318

Total Investments (d) 97.4% (Cost $487,844)		$489,863

Other Assets and Liabilities (Net) 2.6%		12,935

Net Assets 100.0%		$502,798

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $9,228 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	300,000	$12
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%	)	06/20/2010		$1,500	18
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011		3,300	(30)
Bank of America	Aramark Corp. 8.500 due 02/01/2015	Sell	2.302%		06/20/2012		200	(6)
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%		06/20/2012		1,500	(51)
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%		09/20/2012		900	4
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%		09/20/2007		400	1
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009		1,500	16
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009		1,000	9
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%		02/20/2012		2,000	23
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012		2,000	(54)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%		06/20/2012		500	(16)
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.770%		06/20/2012		200	(3)
Barclays Bank PLC	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%		06/20/2012		200	(4)
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.360%		06/20/2012		200	(3)
Barclays Bank PLC	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%		06/20/2012		200	(5)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.950%		06/20/2012		200	(6)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007		1,000	4
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008		1,000	(3)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(1.070%	)	06/20/2010		1,500	28
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011		1,500	(12)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012		3,000	(94)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		03/20/2012		1,000	(10)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%		03/20/2012		1,000	0
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.030%		06/20/2012		100	(1)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.000%		06/20/2012		1,500	5
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.820%		06/20/2012		1,000	(38)
Citibank N.A.	LCDX N.A. 8 Index	Sell	1.200%		06/20/2012		1,500	(35)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.300%		06/20/2012		1,000	(16)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%		06/20/2012	$1,000	$(14)
Citibank N.A.	Georgia-Pacific Corp. 7.750% due 11/15/2029	Sell	2.220%		09/20/2012	500	(13)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%		09/20/2012	625	(6)
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%		09/20/2012	1,000	(17)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%	)	03/20/2014	1,000	(2)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		03/20/2014	1,000	(14)
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%		03/20/2008	1,000	(17)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	2,500	(10)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	2,000	(5)
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.610%		06/20/2012	400	(9)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%		06/20/2012	1,000	93
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.930%		09/20/2012	1,000	(11)
Credit Suisse First Boston	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.950%		09/20/2012	300	(3)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	100	(1)
Deutsche Bank AG	LCDX N.A. 8 Index	Sell	1.200%		06/20/2012	500	(10)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	500	5
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	800	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%		03/20/2012	2,000	(64)
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	1,500	(8)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	1,500	6
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%		02/20/2012	2,000	23
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%		03/20/2008	1,800	(5)
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	1,500	10
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	5,400	177
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	2,000	(6)
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	1,000	67
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.090%		06/20/2012	500	(4)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	1,000	(7)
Lehman Brothers, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	250	(4)
Lehman Brothers, Inc.	LCDX N.A. 8 Index	Sell	1.200%		06/20/2012	600	(14)
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	325	(4)
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	1,000	(13)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%		09/20/2012	1,000	(13)
Merrill Lynch & Co., Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%		06/20/2012	400	(11)
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.800%		06/20/2012	500	(19)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	200	0
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%	)	06/20/2010	1,500	17
Morgan Stanley	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.800%		06/20/2010	2,000	28
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	3,000	63
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	5,400	179
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%		06/20/2012	1,000	(34)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.700%		06/20/2012	500	(9)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.730%		06/20/2012	250	(4)
Morgan Stanley	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	425	(12)
Morgan Stanley	Aramark Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	500	(9)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%		09/20/2012	625	(5)
Morgan Stanley	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.960%		09/20/2012	700	(4)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	3,000	51
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%		03/20/2012	1,000	4

							$75

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012	BRL	21,000	$(219)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	25,000	0
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		33,000	(1)

							$(220)

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments High Yield Portfolio (Cont.)	June 30, 2007 (Unaudited)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.	5.579%	07/23/2007	10,100	$(2)

(f) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$657	$725	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,260	1,272	0.25%

				$1,917	$1,997	0.40%

(g) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	12,247	07/2007	$0	$(160)	$(160)
Sell	GBP	704	08/2007	0	(8)	(8)

				$0	$(168)	$(168)

(h) Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between

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Notes to Financial Statements (Cont.)

undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(e) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	JPY	Japanese Yen
EUR	Euro	MXN	Mexican Peso
GBP	Great British Pound

(f) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(g) Payment In-Kind Securities  The portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(h) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(i) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(j) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters

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June 30, 2007 (Unaudited)

acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(k) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(l) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(m) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

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Notes to Financial Statements (Cont.)

(n) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $14,177,071 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(o) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(p) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

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The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2007, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$ 0	$ 1,816

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$17,586	$0	$173,842	$206,950

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Premium
Balance at 12/31/2006	290	$99
Sales	0	0
Closing Buys	(290)	(99)
Expirations	0	0
Exercised	0	0
Balance at 06/30/2007	0	$0

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	85	$717	146	$1,213
Administrative Class	6,841	57,387	17,264	140,974
Advisor Class	32	270	8	64
Issued as reinvestment of distributions
Institutional Class	10	81	8	70
Administrative Class	2,123	17,782	4,025	33,006
Advisor Class	0	3	0	1
Cost of shares redeemed
Institutional Class	(15)	(132)	(3)	(27)
Administrative Class	(10,252)	(84,751)	(15,623)	(127,544)
Advisor Class	(30)	(251)	0	(1)
Net increase (decrease) resulting from Portfolio share transactions	(1,206)	$(8,894)	5,825	$47,756

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	96
Administrative Class	3	76
Advisor Class	2	99

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 7,556	$ (5,537)	$ 2,019

20	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	21

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

High Yield Portfolio

A company of **Allianz** Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

Corporate Bonds & Notes	78.3%
Bank Loan Obligations	8.4%
Short-Term Instruments	5.2%
U.S. Government Agencies	3.1%
Foreign Currency-Denominated Issues	3.0%
Other	2.0%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (03/31/06)
PIMCO High Yield Portfolio Advisor Class	2.03%	9.64%	6.80%
Merrill Lynch U.S. High Yield BB-B Rated Constrained Index±	2.59%	10.34%	7.72%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,020.29	$1,020.58
Expenses Paid During Period†	$4.26	$4.26

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or if unrated, determined by PIMCO to be of comparable quality.

»	An underweight to the building products sector, led lower by poor performing building and construction credits, added to relative performance.

»	An emphasis on B-rated technology issues, which outperformed their higher-quality BB-rated counterparts, was a strong boost to returns.

»	Security selection in the healthcare sector was a strong positive for returns as middle- and lower-rated quality tiers outperformed considerably.

»	An underweight to consumer non-cyclicals, which outperformed wholesale foods, food/drug retailers, and pharmaceuticals, detracted from relative performance.

»	As the metals and mining sector outperformed over the period, an underweight to the sector weighed on the Portfolio’s returns.

»	Within the telecom sector, an emphasis on integrated service providers, which fell significantly short of wireless and wireline companies, was negative for relative performance.

»	An underweight to BB-rated issues, in general, and some tactical exposure to CCC-rated bonds, added to performance as lower quality outperformed.

4	PIMCO Variable Insurance Trust

Financial Highlights  High Yield Portfolio

Selected per Share Data for the Period Ended:	06/30/2007+	03/31/2006-12/31/2006

Advisor Class
Net asset value beginning of period	$8.34	$8.24
Net investment income (a)	0.28	0.42
Net realized/unrealized gain (loss) on investments (a)	(0.11)	0.09
Total income from investment operations	0.17	0.51
Dividends from net investment income	(0.28)	(0.41)
Total distributions	(0.28)	(0.41)
Net asset value end of period	$8.23	$8.34
Total return	2.03%	6.41%
Net assets end of period (000s)	$83	$66
Ratio of expenses to average net assets	0.85%*	0.86%*
Ratio of expenses to average net assets excluding interest expense	0.85%*	0.85%*
Ratio of net investment income to average net assets	6.72%*	6.80%*
Portfolio turnover rate	38%	81%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  High Yield Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$489,863
Cash	745
Foreign currency, at value	3,556
Receivable for investments sold	37,299
Receivable for Portfolio shares sold	118
Interest and dividends receivable	8,417
Swap premiums paid	45
Unrealized appreciation on swap agreements	843
540,886

Liabilities:
Payable for investments purchased	$34,671
Payable for Portfolio shares redeemed	1,933
Accrued investment advisory fee	111
Accrued administration fee	155
Accrued servicing fee	55
Swap premiums received	5
Unrealized depreciation on foreign currency contracts	168
Unrealized depreciation on swap agreements	990
38,088

Net Assets	$502,798

Net Assets Consist of:
Paid in capital	$503,818
(Overdistributed) net investment income	(1,553)
Accumulated undistributed net realized (loss)	(1,193)
Net unrealized appreciation	1,726
$502,798

Net Assets:
Institutional Class	$2,588
Administrative Class	500,127
Advisor Class	83

Shares Issued and Outstanding:
Institutional Class	315
Administrative Class	60,773
Advisor Class	10

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$8.23
Administrative Class	8.23
Advisor Class	8.23

Cost of Investments Owned	$487,844
Cost of Foreign Currency Held	$3,537

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$19,591
Dividends	92
Miscellaneous income	39
Total Income	19,722

Expenses:
Investment advisory fees	650
Administration fees	910
Servicing fees – Administrative Class	388
Trustees’ fees	5
Interest expense	6
Total Expenses	1,959

Net Investment Income	17,763

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	4,407
Net realized (loss) on futures contracts, written options and swaps	(2,164)
Net realized (loss) on foreign currency transactions	(156)
Net change in unrealized (depreciation) on investments	(9,745)
Net change in unrealized appreciation on futures contracts, written options and swaps	860
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(259)
Net (Loss)	(7,057)

Net Increase in Net Assets Resulting from Operations	$10,706

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$17,763	$33,041
Net realized gain	2,087	2,834
Net change in unrealized appreciation (depreciation)	(9,144)	6,670
Net increase resulting from operations	10,706	42,545

Distributions to Shareholders:
From net investment income
Institutional Class	(81)	(70)
Administrative Class	(17,782)	(32,991)
Advisor Class	(3)	(1)

Total Distributions	(17,866)	(33,062)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	717	1,213
Administrative Class	57,387	140,974
Advisor Class	270	64
Issued as reinvestment of distributions
Institutional Class	81	70
Administrative Class	17,782	33,006
Advisor Class	3	1
Cost of shares redeemed
Institutional Class	(132)	(27)
Administrative Class	(84,751)	(127,544)
Advisor Class	(251)	(1)
Net increase (decrease) resulting from Portfolio share transactions	(8,894)	47,756

Total Increase (Decrease) in Net Assets	(16,054)	57,239

Net Assets:
Beginning of period	518,852	461,613
End of period*	$502,798	$518,852

*Including (overdistributed) net investment income of:	$(1,553)	$(1,450)

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments High Yield Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 8.2%
AES Corp.
7.180% due 04/30/2010	$2,000	$2,005

Amadeus Global Travel Distribution S.A.
7.830% due 04/08/2013	700	705
8.580% due 04/08/2014	700	708

Biomet, Inc.
6.000% due 03/08/2008	1,500	1,504

Centennial Cellular Operating Co. LLC
7.350% due 02/09/2011	766	770
7.360% due 01/20/2011	59	60

Community Health Corp.
4.000% due 07/02/2014	62	62
5.000% due 07/02/2014	938	940
7.000% due 04/10/2008	2,000	1,995

Ford Motor Co.
8.360% due 11/29/2013	1,493	1,500

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	3,000	2,985

HCA, Inc.
7.600% due 11/14/2013	1,247	1,254

Headwaters, Inc.
7.360% due 04/30/2011	852	855

HealthSouth Corp.
7.850% due 02/02/2013	1,695	1,704
7.860% due 02/02/2013	32	32

Ineos Group Holdings PLC
7.571% due 10/07/2012	56	56
7.580% due 10/07/2012	937	940

JSG Holding PLC
7.725% due 11/29/2013	650	654
8.225% due 11/29/2014	650	654

Lear Corp.
8.000% due 06/27/2014	1,000	992

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	1,489	1,494

Novelis, Inc.
4.000% due 05/25/2008	1,100	1,102

Riverdeep Interactive
8.100% due 11/28/2013	997	1,001

Roundy’s Supermarket, Inc.
8.070% due 10/27/2011	2	2
8.110% due 11/01/2011	985	994

SLM Corp.
6.000% due 06/30/2008	2,600	2,587

Telesat Canada, Inc.
2.620% due 02/14/2008	1,500	1,501

Thompson Learning, Inc.
5.000% due 06/27/2014	2,100	2,076

Tribune Co.
7.875% due 05/30/2009	825	826
8.375% due 05/30/2014	1,375	1,346

Univision Communications, Inc.
6.250% due 09/15/2014	121	119
7.605% due 09/15/2014	1,879	1,856

VNU/Nielson Finance LLC
7.607% due 08/08/2013	1,990	2,004

VWR International, Inc.
7.000% due 05/30/2008	2,500	2,503

Wind Acquisition Finance S.A.
12.609% due 12/21/2011	517	521

Worldspan LP
8.606% due 12/07/2013	500	503

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.610% due 12/07/2013	$495	$497
10.500% due 12/07/2013	2	3

Total Bank Loan Obligations (Cost $41,194)		41,310

CORPORATE BONDS & NOTES 76.3%

BANKING & FINANCE 9.7%
AES Ironwood LLC
8.857% due 11/30/2025	2,421	2,700

AES Red Oak LLC
8.540% due 11/30/2019	1,185	1,297

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,200	2,305

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,100	2,000

Ford Motor Credit Co.
7.250% due 10/25/2011	1,900	1,830
7.800% due 06/01/2012	8,375	8,178
8.625% due 11/01/2010	1,260	1,281

Forest City Enterprises, Inc.
7.625% due 06/01/2015	1,225	1,240

General Motors Acceptance Corp.
6.000% due 04/01/2011	1,194	1,152
7.000% due 02/01/2012	3,000	2,945
7.250% due 03/02/2011	500	499
8.000% due 11/01/2031	2,350	2,410

GMAC LLC
6.625% due 05/15/2012	1,100	1,063

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	1,300	1,352

K&F Acquisition, Inc.
7.750% due 11/15/2014	1,000	1,065

KRATON Polymers LLC
8.125% due 01/15/2014	1,500	1,470

NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025	925	939

Petroleum Export Ltd. II
6.340% due 06/20/2011	1,280	1,254

Petroplus Finance Ltd.
6.750% due 05/01/2014	375	363
7.000% due 05/01/2017	375	363

Rotech Healthcare, Inc.
9.500% due 04/01/2012	3,575	3,396

Targeted Return Index Securities Trust
7.548% due 05/01/2016	826	814

Tenneco, Inc.
8.625% due 11/15/2014	975	1,009
10.250% due 07/15/2013	500	540

TNK-BP Finance S.A.
6.625% due 03/20/2017	500	486
7.500% due 07/18/2016	1,000	1,034

Universal City Development Partners
11.750% due 04/01/2010	525	558

Universal City Florida Holding Co. I
8.375% due 05/01/2010	1,425	1,464
10.106% due 05/01/2010	175	179

Ventas Realty LP
6.750% due 04/01/2017	250	248
7.125% due 06/01/2015	500	506
9.000% due 05/01/2012	500	549

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,152

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Yankee Acquisition Corp.
8.500% due 02/15/2015	$1,100	$1,072

		48,713

INDUSTRIALS 54.2%
Abitibi-Consolidated Co. of Canada
7.750% due 06/15/2011	125	115

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	1,275	1,224

Actuant Corp.
6.875% due 06/15/2017	1,000	995

Albertson’s, Inc.
7.450% due 08/01/2029	3,250	3,186

Allied Waste North America, Inc.
7.250% due 03/15/2015	5,650	5,622

AmeriGas Partners LP
7.125% due 05/20/2016	2,650	2,617
7.250% due 05/20/2015	1,850	1,841

Aramark Corp.
8.500% due 02/01/2015	3,775	3,860

Arco Chemical Co.
10.250% due 11/01/2010	50	54

Armor Holdings, Inc.
8.250% due 08/15/2013	800	846

ArvinMeritor, Inc.
8.125% due 09/15/2015	1,525	1,485
8.750% due 03/01/2012	2,750	2,791

Berry Plastics Holding Corp.
8.875% due 09/15/2014	975	992

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	3,750	3,816

Bowater Canada Finance
7.950% due 11/15/2011	1,315	1,244

Buhrmann U.S., Inc.
7.875% due 03/01/2015	1,300	1,287
8.250% due 07/01/2014	1,000	1,010

C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,500	1,478

CanWest Media, Inc.
8.000% due 09/15/2012	770	768

Cascades, Inc.
7.250% due 02/15/2013	1,425	1,393

CCO Holdings LLC
8.750% due 11/15/2013	7,400	7,567

Celestica, Inc.
7.625% due 07/01/2013	875	823
7.875% due 07/01/2011	1,900	1,853

Chart Industries, Inc.
9.125% due 10/15/2015	425	448

Chemtura Corp.
6.875% due 06/01/2016	1,750	1,663

Chesapeake Energy Corp.
6.875% due 01/15/2016	1,200	1,179
7.000% due 08/15/2014	1,550	1,546
7.500% due 06/15/2014	75	76
7.750% due 01/15/2015	500	511

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	1,357	1,343

Citic Resources Finance Ltd.
6.750% due 05/15/2014	450	435

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	450	452
7.750% due 05/15/2017	225	229

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Continental Airlines, Inc.
6.920% due 04/02/2013 (f)	$712	$725
7.373% due 06/15/2017	253	251

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,100	1,037

Corrections Corp. of America
7.500% due 05/01/2011	1,250	1,273

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	431
7.750% due 11/15/2015	1,500	1,515

CSC Holdings, Inc.
6.750% due 04/15/2012	1,000	955
7.625% due 04/01/2011	2,000	1,995

DaVita, Inc.
7.250% due 03/15/2015	4,150	4,119

Delhaize America, Inc.
9.000% due 04/15/2031	1,917	2,326

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	396	399

DRS Technologies, Inc.
7.625% due 02/01/2018	1,050	1,066

Dynegy Holdings, Inc.
7.125% due 05/15/2018	1,750	1,566
7.500% due 06/01/2015	200	189
7.750% due 06/01/2019	3,100	2,899
8.375% due 05/01/2016	1,000	983

EchoStar DBS Corp.
6.625% due 10/01/2014	1,000	958
7.125% due 02/01/2016	3,225	3,169

El Paso Corp.
7.000% due 06/15/2017	1,750	1,740
7.750% due 01/15/2032	1,200	1,215
7.800% due 08/01/2031	325	331
8.050% due 10/15/2030	1,300	1,372

Equistar Chemicals LP
10.125% due 09/01/2008	26	27

Ferrellgas Partners LP
8.750% due 06/15/2012	1,525	1,578
8.870% due 08/01/2009 (f)	1,200	1,272

Fisher Communications, Inc.
8.625% due 09/15/2014	1,000	1,070

Ford Motor Co.
7.450% due 07/16/2031	3,600	2,894

Forest Oil Corp.
7.250% due 06/15/2019	825	804

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	1,200	1,269
8.375% due 04/01/2017	2,300	2,461

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	4,000	3,840
9.125% due 12/15/2014 (b)	1,850	1,748
9.235% due 12/15/2014	500	485

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	2,250	2,340

Gaylord Entertainment Co.
8.000% due 11/15/2013	800	815

General Motors Corp.
8.100% due 06/15/2024	300	266
8.250% due 07/15/2023	4,850	4,444
8.800% due 03/01/2021	700	665

Georgia-Pacific Corp.
7.125% due 01/15/2017	2,000	1,930
7.375% due 12/01/2025	5,960	5,617
7.750% due 11/15/2029	100	94
8.000% due 01/15/2024	775	756

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	$1,024	$1,108

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	1,200	1,290

Hanover Compressor Co.
9.000% due 06/01/2014	500	531

Hanover Equipment Trust
8.750% due 09/01/2011	800	826

HCA, Inc.
6.750% due 07/15/2013	4,400	4,015
7.190% due 11/15/2015	200	181
7.500% due 12/15/2023	400	347
7.580% due 09/15/2025	550	478
9.250% due 11/15/2016	8,595	9,175

Herbst Gaming, Inc.
7.000% due 11/15/2014	2,000	1,885

Hertz Corp.
8.875% due 01/01/2014	4,225	4,426

Horizon Lines LLC
9.000% due 11/01/2012	1,016	1,080

Host Marriott LP
7.125% due 11/01/2013	1,430	1,435

Idearc, Inc.
8.000% due 11/15/2016	3,800	3,857

Ineos Group Holdings PLC
8.500% due 02/15/2016	3,125	3,070

Ingles Markets, Inc.
8.875% due 12/01/2011	1,450	1,510

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	1,275	1,361

Intelsat Corp.
9.000% due 06/15/2016	400	421

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	400	408
8.625% due 01/15/2015	1,500	1,545

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	600	599

JET Equipment Trust
7.630% due 08/15/2012 (a)	218	161
10.000% due 06/15/2012 (a)	526	547

L-3 Communications Corp.
6.375% due 10/15/2015	700	665
7.625% due 06/15/2012	2,450	2,520

Legrand France
8.500% due 02/15/2025	975	1,143

Lyondell Chemical Co.
8.000% due 09/15/2014	1,475	1,523
8.250% due 09/15/2016	925	971

MGM Mirage
6.625% due 07/15/2015	850	777
6.875% due 04/01/2016	1,725	1,596
7.500% due 06/01/2016	1,725	1,645

Mirage Resorts, Inc.
7.250% due 08/01/2017	2,600	2,561

Nalco Co.
7.750% due 11/15/2011	500	506

Norampac, Inc.
6.750% due 06/01/2013	875	839

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	1,500	1,598

Nortel Networks Ltd.
9.606% due 07/15/2011	200	214

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
10.125% due 07/15/2013	$1,500	$1,616
10.750% due 07/15/2016	475	527

Northwest Pipeline Corp.
7.125% due 12/01/2025	500	516

Novelis, Inc.
7.250% due 02/15/2015	120	124

NPC International, Inc.
9.500% due 05/01/2014	2,050	1,999

OPTI Canada, Inc.
8.250% due 12/15/2014	1,900	1,938

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	1,775	1,740
8.750% due 11/15/2012	525	550

Peabody Energy Corp.
6.875% due 03/15/2013	1,291	1,291

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	1,695	1,699
8.375% due 05/01/2017	300	299

Plains Exploration & Production Co.
7.000% due 03/15/2017	225	214
7.750% due 06/15/2015	650	648

Pogo Producing Co.
7.875% due 05/01/2013	175	179

PQ Corp.
7.500% due 02/15/2013	2,225	2,370

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	750	784

Primedia, Inc.
8.000% due 05/15/2013	400	423

Quiksilver, Inc.
6.875% due 04/15/2015	1,350	1,276

Qwest Communications International, Inc.
7.500% due 02/15/2014	8,250	8,394

Reynolds American, Inc.
7.250% due 06/15/2037	500	514
7.625% due 06/01/2016	925	984
7.750% due 06/01/2018	1,875	2,010

RH Donnelley Corp.
6.875% due 01/15/2013	250	238
8.875% due 01/15/2016	5,950	6,218

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,700	1,717

Rogers Cable, Inc.
8.750% due 05/01/2032	400	486

Roseton
7.270% due 11/08/2010	1,200	1,214
7.670% due 11/08/2016	2,325	2,408

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	1,750	1,722

Sanmina-SCI Corp.
8.125% due 03/01/2016	2,325	2,174

SemGroup LP
8.750% due 11/15/2015	3,075	3,106

Sensata Technologies BV
8.000% due 05/01/2014	1,175	1,140

Service Corp. International
7.375% due 10/01/2014	425	429
7.625% due 10/01/2018	1,025	1,043

Sinclair Broadcast Group, Inc.
8.000% due 03/15/2012	6	7

Smurfit Capital Funding PLC
7.500% due 11/20/2025	500	506

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Smurfit Kappa Funding PLC
7.750% due 04/01/2015	$125	$126
9.625% due 10/01/2012	342	360

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	925	902
8.375% due 07/01/2012	750	755

Sonat, Inc.
7.000% due 02/01/2018	500	492

Station Casinos, Inc.
6.875% due 03/01/2016	1,275	1,132
7.750% due 08/15/2016	2,295	2,284

Suburban Propane Partners LP
6.875% due 12/15/2013	2,750	2,668

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,141	3,231

Superior Essex Communications LLC
9.000% due 04/15/2012	500	513

Supervalu, Inc.
7.500% due 11/15/2014	1,475	1,519

Tenet Healthcare Corp.
7.375% due 02/01/2013	1,766	1,605

Tesoro Corp.
6.500% due 06/01/2017	1,000	982

TransDigm, Inc.
7.750% due 07/15/2014	1,330	1,350

Triad Hospitals, Inc.
7.000% due 11/15/2013	2,640	2,781

Trinity Industries, Inc.
6.500% due 03/15/2014	780	766

TRW Automotive, Inc.
7.000% due 03/15/2014	500	479
7.250% due 03/15/2017	550	527

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	84	1

United Airlines, Inc.
6.071% due 03/01/2013	215	216
6.201% due 03/01/2010	108	109
6.602% due 03/01/2015	243	245

Unity Media GmbH
10.375% due 02/15/2015	750	767

Verso Paper Holdings LLC
9.125% due 08/01/2014	3,150	3,268

West Corp.
9.500% due 10/15/2014	300	309
11.000% due 10/15/2016	300	315

Williams Cos., Inc.
7.625% due 07/15/2019	3,950	4,187
7.750% due 06/15/2031	775	824
7.875% due 09/01/2021	2,575	2,781

Williams Partners LP
7.250% due 02/01/2017	425	429

Wynn Las Vegas LLC
6.625% due 12/01/2014	5,400	5,231

Xerox Capital Trust I
8.000% due 02/01/2027	2,100	2,161

		272,270

UTILITIES 12.4%
AES Corp.
8.750% due 05/15/2013	2,325	2,464

Cincinnati Bell, Inc.
7.250% due 07/15/2013	2,500	2,575
8.375% due 01/15/2014	1,270	1,289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citizens Communications Co.
7.125% due 03/15/2019	$2,300	$2,185
7.450% due 07/01/2035	250	221
7.875% due 01/15/2027	425	415
9.000% due 08/15/2031	1,425	1,475

Complete Production Services, Inc.
8.000% due 12/15/2016	575	584

Edison Mission Energy
7.000% due 05/15/2017	675	639
7.200% due 05/15/2019	975	921
7.750% due 06/15/2016	1,000	1,000

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	1,500	1,579
10.860% due 05/01/2013	1,000	1,025

Homer City Funding LLC
8.734% due 10/01/2026	974	1,076

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,300	1,349

Midwest Generation LLC
8.560% due 01/02/2016	4,487	4,787

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	450	464
8.375% due 10/14/2010	500	522

Nevada Power Co.
6.750% due 07/01/2037	300	307

Nextel Communications, Inc.
7.375% due 08/01/2015	1,575	1,576

Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,225

NRG Energy, Inc.
7.250% due 02/01/2014	1,000	1,005
7.375% due 02/01/2016	5,665	5,693
7.375% due 01/15/2017	450	453

NTL Cable PLC
9.125% due 08/15/2016	500	526

PSEG Energy Holdings LLC
8.500% due 06/15/2011	4,250	4,523

Qwest Corp.
7.200% due 11/10/2026	1,700	1,679
8.875% due 03/15/2012	2,625	2,841

Reliant Energy, Inc.
6.750% due 12/15/2014	3,075	3,152
7.625% due 06/15/2014	1,000	980
7.875% due 06/15/2017	1,300	1,271
9.250% due 07/15/2010	0	1

Rural Cellular Corp.
9.875% due 02/01/2010	1,775	1,864

Sierra Pacific Power Co.
6.750% due 07/01/2037	500	506

Sierra Pacific Resources
6.750% due 08/15/2017	775	766
7.803% due 06/15/2012	625	660
8.625% due 03/15/2014	1,250	1,348

South Point Energy Center LLC
8.400% due 05/30/2012 (h)	1,158	1,145

Tenaska Alabama Partners LP
7.000% due 06/30/2021	2,189	2,251

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	2,875	3,062

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		$1,000	$1,046

			62,450

Total Corporate Bonds & Notes (Cost $383,250)			383,433

CONVERTIBLE BONDS & NOTES 0.9%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		750	726

Chesapeake Energy Corp.
2.750% due 11/15/2035		300	327

CMS Energy Corp.
2.875% due 12/01/2024		1,000	1,311

Deutsche Bank AG
0.000% due 07/14/2008		300	280
0.000% due 09/29/2008		275	258
0.000% due 10/24/2008		350	344

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027		100	92

Nortel Networks Corp.
2.125% due 04/15/2014		800	785

Qwest Communications International, Inc.
3.500% due 11/15/2025		200	351

Total Convertible Bonds & Notes (Cost $4,354)			4,474

MUNICIPAL BONDS & NOTES 0.3%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		1,500	1,502

Total Municipal Bonds & Notes (Cost $1,500)			1,502

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
5.500% due 07/01/2037 - 08/01/2037		15,600	15,042

Total U.S. Government Agencies (Cost $14,999)			15,042

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%
Bombardier, Inc.
7.250% due 11/15/2016	EUR	1,750	2,478

JSG Holding PLC
10.125% due 10/01/2012		15	22

Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,670	2,399

Nordic Telephone Co. Holdings ApS
5.875% due 11/30/2014		446	610
6.125% due 11/30/2014		550	755
8.250% due 05/01/2016		1,000	1,455

NTL Cable PLC
8.750% due 04/15/2014		1,000	1,418

Royal Bank of Scotland Group PLC
9.370% due 04/06/2011	GBP	586	1,181

SigmaKalon
6.164% due 06/30/2012	EUR	924	1,252

UPC Financing Partnership
5.942% due 12/31/2014		942	1,276

UPC Holding BV
7.750% due 01/15/2014		600	808
8.625% due 01/15/2014		800	1,113

Total Foreign Currency-Denominated Issues (Cost $13,185)			14,767

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  High Yield Portfolio (Cont.)

	SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS 0.4%
Chesapeake Energy Corp.
4.500% due 12/31/2049	5,000	$507
5.000% due 12/31/2049	2,900	324

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	3,300	424

Vale Capital Ltd.
5.500% due 06/15/2010	14,100	697

Total Convertible Preferred Stocks (Cost $1,863)		1,952

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,050	2,065

Total Preferred Stocks (Cost $2,172)		2,065

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 5.0%

COMMERCIAL PAPER 4.8%
Societe Generale NY
5.245% due 11/26/2007	$21,300	$21,043

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	1,900	1,900

UBS Finance Delaware LLC
5.350% due 10/23/2007	1,400	1,400

		24,343

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007	728	728

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $747. Repurchase proceeds are $728.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.1%
4.605% due 09/13/2007 (c)	$250	$247

Total Short-Term Instruments (Cost $25,327)		25,318

Total Investments (d) 97.4% (Cost $487,844)		$489,863

Other Assets and Liabilities (Net) 2.6%		12,935

Net Assets 100.0%		$502,798

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $9,228 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	300,000	$12
Bank of America	MGM Mirage 5.875% due 02/27/2014	Buy	(0.810%	)	06/20/2010		$1,500	18
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011		3,300	(30)
Bank of America	Aramark Corp. 8.500 due 02/01/2015	Sell	2.302%		06/20/2012		200	(6)
Bank of America	MGM Mirage 5.875% due 02/27/2014	Sell	1.530%		06/20/2012		1,500	(51)
Bank of America	Community Health Systems 8.875% due 07/15/2015	Sell	2.850%		09/20/2012		900	4
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%		09/20/2007		400	1
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.760%		02/20/2009		1,500	16
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009		1,000	9
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%		02/20/2012		2,000	23
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012		2,000	(54)
Barclays Bank PLC	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.030%		06/20/2012		500	(16)
Barclays Bank PLC	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.770%		06/20/2012		200	(3)
Barclays Bank PLC	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.620%		06/20/2012		200	(4)
Barclays Bank PLC	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.360%		06/20/2012		200	(3)
Barclays Bank PLC	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.600%		06/20/2012		200	(5)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.950%		06/20/2012		200	(6)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007		1,000	4
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008		1,000	(3)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(1.070%	)	06/20/2010		1,500	28
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.050%		06/20/2011		1,500	(12)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012		3,000	(94)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		03/20/2012		1,000	(10)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%		03/20/2012		1,000	0
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.030%		06/20/2012		100	(1)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.000%		06/20/2012		1,500	5
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.820%		06/20/2012		1,000	(38)
Citibank N.A.	LCDX N.A. 8 Index	Sell	1.200%		06/20/2012		1,500	(35)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.300%		06/20/2012		1,000	(16)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%		06/20/2012	$1,000	$(14)
Citibank N.A.	Georgia-Pacific Corp. 7.750% due 11/15/2029	Sell	2.220%		09/20/2012	500	(13)
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.600%		09/20/2012	625	(6)
Citibank N.A.	Sungard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.920%		09/20/2012	1,000	(17)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%	)	03/20/2014	1,000	(2)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		03/20/2014	1,000	(14)
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%		03/20/2008	1,000	(17)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	2,500	(10)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	2,000	(5)
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.610%		06/20/2012	400	(9)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%		06/20/2012	1,000	93
Credit Suisse First Boston	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.930%		09/20/2012	1,000	(11)
Credit Suisse First Boston	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.950%		09/20/2012	300	(3)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	100	(1)
Deutsche Bank AG	LCDX N.A. 8 Index	Sell	1.200%		06/20/2012	500	(10)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	500	5
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	800	0
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%		03/20/2012	2,000	(64)
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	1,500	(8)
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	1,500	6
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%		02/20/2012	2,000	23
Lehman Brothers, Inc.	NRG Energy, Inc. 7.250% due 02/01/2014	Sell	0.750%		03/20/2008	1,800	(5)
Lehman Brothers, Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.520%	)	06/20/2010	1,500	10
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	5,400	177
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	2,000	(6)
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	1,000	67
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.090%		06/20/2012	500	(4)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	1,000	(7)
Lehman Brothers, Inc.	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.750%		06/20/2012	250	(4)
Lehman Brothers, Inc.	LCDX N.A. 8 Index	Sell	1.200%		06/20/2012	600	(14)
Lehman Brothers, Inc.	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.750%		06/20/2012	325	(4)
Lehman Brothers, Inc.	Celestica, Inc. 7.625% due 07/01/2013	Sell	4.250%		09/20/2012	1,000	(13)
Lehman Brothers, Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.520%		09/20/2012	1,000	(13)
Merrill Lynch & Co., Inc.	CSC Holdings, Inc. 7.625% due 07/15/2018	Sell	2.080%		06/20/2012	400	(11)
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.800%		06/20/2012	500	(19)
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	200	0
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Buy	(1.120%	)	06/20/2010	1,500	17
Morgan Stanley	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.800%		06/20/2010	2,000	28
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	3,000	63
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	5,400	179
Morgan Stanley	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	2.020%		06/20/2012	1,000	(34)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.700%		06/20/2012	500	(9)
Morgan Stanley	Forest Oil Corp. 7.750% due 05/01/2014	Sell	1.730%		06/20/2012	250	(4)
Morgan Stanley	Reliant Energy, Inc. 6.750% due 12/15/2014	Sell	2.200%		06/20/2012	425	(12)
Morgan Stanley	Aramark Corp. 8.500 due 02/01/2015	Sell	2.680%		09/20/2012	500	(9)
Morgan Stanley	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.630%		09/20/2012	625	(5)
Morgan Stanley	Pride International, Inc. 7.375% due 07/15/2014	Sell	1.960%		09/20/2012	700	(4)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	3,000	51
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%		03/20/2012	1,000	4

							$75

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Morgan Stanley	BRL-CDI-Compounded	Pay	10.115%	01/02/2012	BRL	21,000	$(219)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009	MXN	25,000	0
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/2009		33,000	(1)

							$(220)

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments High Yield Portfolio (Cont.)	June 30, 2007 (Unaudited)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	Long	Motorola, Inc.	5.579%	07/23/2007	10,100	$(2)

(f) Restricted securities as of June 30, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$657	$725	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,260	1,272	0.25%

				$1,917	$1,997	0.40%

(g) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Sell	EUR	12,247	07/2007	$0	$(160)	$(160)
Sell	GBP	704	08/2007	0	(8)	(8)

				$0	$(168)	$(168)

(h) Security is subject to a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(e) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	JPY	Japanese Yen
EUR	Euro	MXN	Mexican Peso
GBP	Great British Pound

(f) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(g) Payment In-Kind Securities  The portfolio may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(h) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(i) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(j) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(k) Restricted Securities  The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(l) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(m) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

(n) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $14,177,071 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(o) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(p) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2007, the Portfolio engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$ 0	$ 1,816

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$17,586	$0	$173,842	$206,950

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Premium
Balance at 12/31/2006	290	$99
Sales	0	0
Closing Buys	(290)	(99)
Expirations	0	0
Exercised	0	0
Balance at 06/30/2007	0	$0

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	85	$717	146	$1,213
Administrative Class	6,841	57,387	17,264	140,974
Advisor Class	32	270	8	64
Issued as reinvestment of distributions
Institutional Class	10	81	8	70
Administrative Class	2,123	17,782	4,025	33,006
Advisor Class	0	3	0	1
Cost of shares redeemed
Institutional Class	(15)	(132)	(3)	(27)
Administrative Class	(10,252)	(84,751)	(15,623)	(127,544)
Advisor Class	(30)	(251)	0	(1)
Net increase (decrease) resulting from Portfolio share transactions	(1,206)	$(8,894)	5,825	$47,756

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	96
Administrative Class	3	76
Advisor Class	2	99

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 7,556	$ (5,537)	$ 2,019

20	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	21

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, derivatives risk, mortgage risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	39.1%
Short-Term Instruments	29.7%
U.S. Treasury Obligations	10.7%
Mortgage-Backed Securities	9.4%
Asset-Backed Securities	5.6%
Corporate Bonds & Notes	5.5%

‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/30/99)
PIMCO Long-Term U.S. Government Portfolio Administrative Class	-2.17%	4.30%	5.27%	6.50%
Lehman Brothers Long-Term Treasury Index±	-0.90%	5.98%	5.86%	6.35%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$978.31	$1,021.70
Expenses Paid During Period†	$3.07	$3.13

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.625%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

»	Over the six-month period, long-term yields rose, which detracted from performance of long-term Treasuries.

»

Duration positioning was slightly negative for performance during the first six months of 2007. During the first quarter, above-benchmark duration added value to performance as interest rates declined across most maturities. The above-index duration position negatively outweighed these gains as interest rates increased in the second quarter, especially during the month of May.

»

The Portfolio’s emphasis on the short-term portion of the yield curve throughout the six- month reporting period positively impacted relative performance as the two- to 30-year yield spread steepened during the period.

»	Interest rate swap exposure detracted from performance as swap spreads widened across all maturities during the period.

»	An allocation to long-term agency debentures detracted from relative performance as they underperformed like-duration Treasuries over the period.

»

Compared to the Lehman Brothers Long-Term Treasury Index, a modest out-of-benchmark allocation to long-term Treasury Inflation-Protected Securities (“TIPS”) slightly detracted from performance for the period. Long-term TIPS outperformed like-duration Treasuries during the first quarter, but their performance declined compared to similar Treasuries during the second quarter.

4	PIMCO Variable Insurance Trust

Financial Highlights  Long-Term U.S. Government Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005		12/31/2004	12/31/2003	12/31/2002

Administrative Class
Net asset value beginning of year or period	$10.43	$11.00	$11.19		$11.01	$11.09	$10.27
Net investment income (a)	0.23	0.46	0.40		0.33	0.30	0.44
Net realized/unrealized gain (loss) on investments (a)	(0.45)	(0.34)	0.12		0.49	0.12	1.31
Total income (loss) from investment operations	(0.22)	0.12	0.52		0.82	0.42	1.75
Dividends from net investment income	(0.23)	(0.46)	(0.40)		(0.34)	(0.33)	(0.44)
Distributions from net realized capital gains	0.00	(0.23)	(0.31)		(0.30)	(0.17)	(0.49)
Total distributions	(0.23)	(0.69)	(0.71)		(0.64)	(0.50)	(0.93)
Net asset value end of year or period	$9.98	$10.43	$11.00		$11.19	$11.01	$11.09
Total return	(2.17)%	1.15%	4.75%		7.57%	3.90%	17.59%
Net assets end of year or period (000s)	$105,663	$100,762	$89,426		$92,122	$94,003	$92,256
Ratio of expenses to average net assets	0.625%*	0.625%	0.65	%(c)	0.66%	0.66%	0.65	%(b)
Ratio of expenses to average net assets excluding interest expense	0.625%*	0.625%	0.65	%(c)	0.62%	0.62%	0.65	%(b)
Ratio of net investment income to average net assets	4.49%*	4.34%	3.52%		2.93%	2.72%	4.05%
Portfolio turnover rate	79%	785%	533%		237%	619%	586%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.66%.

(c) Effective October 31, 2005, the advisory fee was reduced to 0.225%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Long-Term U.S. Government Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$122,459
Receivable for investments sold	12,561
Receivable for Portfolio shares sold	39
Interest and dividends receivable	512
Variation margin receivable	323
Swap premiums paid	1,021
Unrealized appreciation on swap agreements	732
137,647

Liabilities:
Payable for investments purchased	$17,159
Payable for investments purchased on a delayed-delivery basis	800
Payable for Portfolio shares redeemed	1
Payable for short sales	4,877
Overdraft due to custodian	2,749
Written options outstanding	95
Accrued investment advisory fee	20
Accrued administration fee	22
Accrued servicing fee	11
Variation margin payable	97
Swap premiums received	5,372
Unrealized depreciation on swap agreements	132
31,335

Net Assets	$106,312

Net Assets Consist of:
Paid in capital	$114,128
Undistributed net investment income	65
Accumulated undistributed net realized (loss)	(6,955)
Net unrealized (depreciation)	(926)
$106,312

Net Assets:
Institutional Class	$649
Administrative Class	105,663

Shares Issued and Outstanding:
Institutional Class	65
Administrative Class	10,587

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.98
Administrative Class	9.98

Cost of Investments Owned	$123,574
Proceeds Received on Short Sales	$4,718
Premiums Received on Written Options	$199

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$2,646
Total Income	2,646

Expenses:
Investment advisory fees	116
Administration fees	129
Servicing fees – Administrative Class	77
Trustees’ fees	1
Total Expenses	323

Net Investment Income	2,323

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	275
Net realized (loss) on futures contracts, written options and swaps	(4,471)
Net change in unrealized (depreciation) on investments	(957)
Net change in unrealized appreciation on futures contracts, written options and swaps	464
Net (Loss)	(4,689)

Net (Decrease) in Net Assets Resulting from Operations	$(2,366)

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,323	$3,819
Net realized (loss)	(4,196)	(1,775)
Net change in unrealized (depreciation)	(493)	(1,232)
Net increase (decrease) resulting from operations	(2,366)	812

Distributions to Shareholders:
From net investment income
Institutional Class	(13)	(23)
Administrative Class	(2,308)	(3,800)
From net realized capital gains
Institutional Class	0	(7)
Administrative Class	0	(2,110)

Total Distributions	(2,321)	(5,940)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	305	495
Administrative Class	18,728	23,572
Issued as reinvestment of distributions
Institutional Class	13	30
Administrative Class	2,308	5,909
Cost of shares redeemed
Institutional Class	(82)	(467)
Administrative Class	(11,478)	(13,023)
Net increase resulting from Portfolio share transactions	9,794	16,516

Total Increase in Net Assets	5,107	11,388

Net Assets:
Beginning of period	101,205	89,817
End of period*	$106,312	$101,205

*Including undistributed net investment income of:	$65	$63

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 6.3%

BANKING & FINANCE 5.8%
Allstate Life Global Funding Trusts
5.415% due 01/25/2008	$200	$200

Bank of America N.A.
5.360% due 12/18/2008	1,300	1,301

CIT Group, Inc.
5.480% due 08/17/2009	300	299

Citigroup, Inc.
5.395% due 01/30/2009	600	600

Goldman Sachs Group, Inc.
5.536% due 02/06/2012	700	699

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	200	193

Lehman Brothers Holdings, Inc.
5.445% due 01/23/2009	1,400	1,402

Pricoa Global Funding I
5.435% due 01/25/2008	200	200

U.S. Trade Funding Corp.
4.260% due 11/15/2014	658	642

Wachovia Bank N.A.
5.320% due 10/03/2008	300	300

Wells Fargo & Co.
5.420% due 03/23/2010	400	401

		6,237

INDUSTRIALS 0.5%
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009	400	402

Walt Disney Co.
5.460% due 09/10/2009	100	100

		502

Total Corporate Bonds & Notes (Cost $6,756)		6,739

U.S. GOVERNMENT AGENCIES 45.1%
Fannie Mae
4.425% due 01/01/2033	99	99
4.500% due 06/25/2019 - 09/01/2035	660	602
5.000% due 11/01/2019 - 08/25/2033	770	703
5.250% due 06/15/2008	11,100	11,097
5.375% due 02/25/2022	150	142
5.500% due 09/25/2024 - 08/01/2037	11,712	11,298
5.794% due 08/25/2021	20	20
5.800% due 02/09/2026	500	490
5.944% due 08/25/2022	11	11
6.080% due 09/01/2028	64	68
6.220% due 04/25/2032	29	30
6.244% due 04/25/2021	14	14
6.500% due 07/25/2031	590	597

Farmer Mac
7.280% due 07/25/2011	146	145

Federal Farm Credit Bank
5.050% due 03/28/2019	400	386
5.150% due 03/25/2020	250	241

Federal Home Loan Bank
4.000% due 07/14/2008	1,000	987
5.120% due 01/10/2013	5,000	4,902
6.000% due 02/12/2021	50	53
6.125% due 06/08/2018	80	84

Federal Housing Administration
6.896% due 07/01/2020	384	384

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Financing Corp.
10.700% due 10/06/2017	$650	$915

Freddie Mac
4.500% due 05/15/2025	1,000	878
5.000% due 03/18/2014 - 09/15/2035	2,000	1,844
5.400% due 03/17/2021	1,000	979
5.500% due 11/15/2023 - 06/15/2034	1,302	1,251
5.550% due 07/15/2037	800	800
5.625% due 11/23/2035	900	845
5.720% due 01/15/2033	97	98
6.000% due 05/15/2036	3,201	3,006
6.075% due 02/15/2027	17	18
6.227% due 10/25/2044	155	156
6.375% due 02/15/2021	21	21
7.000% due 07/15/2023 - 12/01/2031	72	74
8.250% due 06/01/2016	350	413

Ginnie Mae
4.500% due 08/20/2030	18	17
5.500% due 01/20/2036	541	489
6.000% due 08/20/2033	1,258	1,207

Overseas Private Investment Corp.
4.736% due 03/15/2022	396	375

Private Export Funding Corp.
5.000% due 12/15/2016	500	484

Small Business Administration
5.240% due 08/01/2023	773	761

Tennessee Valley Authority
5.375% due 04/01/2056	1,000	952

Total U.S. Government Agencies (Cost $48,276)		47,936

U.S. TREASURY OBLIGATIONS 12.3%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	416	378
2.375% due 01/15/2025	329	316

U.S. Treasury Bonds
4.750% due 02/15/2037	2,800	2,641
5.375% due 02/15/2031	1,000	1,027

U.S. Treasury Strips
0.000% due 08/15/2019	15,400	8,237
0.000% due 02/15/2033	1,700	464

Total U.S. Treasury Obligations (Cost $13,680)		13,063

MORTGAGE-BACKED SECURITIES 10.9%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	400	394

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	831	818
4.773% due 01/25/2034	75	75
5.044% due 04/25/2033	507	506
5.292% due 04/25/2033	138	138

Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,228	1,078
5.530% due 05/25/2035	182	182

Countrywide Home Loan Mortgage Pass-Through Trust
5.640% due 03/25/2035	335	337
5.660% due 06/25/2035	2,625	2,620

CS First Boston Mortgage Securities Corp.
5.870% due 04/25/2033	10	10
7.339% due 11/25/2032	16	16

First Republic Mortgage Loan Trust
5.670% due 11/15/2031	234	235

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.410% due 03/06/2020	$500	$501

Harborview Mortgage Loan Trust
5.450% due 04/19/2038	167	167
5.540% due 05/19/2035	143	143

Impac CMB Trust
5.249% due 09/25/2034	621	612

JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	300	299

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	356	352

MASTR Asset Securitization Trust
5.500% due 09/25/2033	424	406

Residential Accredit Loans, Inc.
5.720% due 01/25/2033	43	43
5.720% due 03/25/2033	92	93

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	77	77

Sequoia Mortgage Trust
5.670% due 07/20/2033	350	352

Structured Adjustable Rate Mortgage Loan Trust
5.540% due 05/25/2037	388	389

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	339	339
5.740% due 10/19/2033	97	97

Washington Mutual MSC Mortgage Pass-Through Certificates
5.407% due 02/25/2033	25	25
6.866% due 02/25/2033	12	13
6.909% due 02/25/2031	30	30
7.301% due 05/25/2033	22	22

Washington Mutual, Inc.
5.550% due 04/25/2045	140	140
5.724% due 10/25/2046	220	220
6.029% due 08/25/2046	845	847

Total Mortgage-Backed Securities (Cost $11,669)		11,576

ASSET-BACKED SECURITIES 6.4%
American Express Credit Account Master Trust
5.430% due 09/15/2010	100	100

Argent Securities, Inc.
5.370% due 10/25/2036	342	342
5.390% due 04/25/2036	203	203

Bear Stearns Asset-Backed Securities, Inc.
5.820% due 11/25/2042	246	247

Chase Credit Card Master Trust
5.490% due 09/15/2011	300	301

Chase Funding Mortgage Loan Asset-Backed Certificates
5.820% due 10/25/2031	15	16

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	228	228

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 03/25/2037	275	275

First USA Credit Card Master Trust
5.480% due 04/18/2011	1,400	1,404

Fremont Home Loan Trust
5.370% due 10/25/2036	693	693

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	237	237

LA Arena Funding LLC
7.656% due 12/15/2026	86	90

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Long-Term U.S. Government Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	$407	$407

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	325	325

Morgan Stanley ABS Capital I
5.440% due 02/25/2036	300	300

Peco Energy Transition Trust
6.130% due 03/01/2009	1	1

Renaissance Home Equity Loan Trust
5.760% due 08/25/2033	13	13
5.820% due 12/25/2033	75	76

Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	215	215

Residential Asset Securities Corp.
6.060% due 01/25/2033	60	60

SLM Student Loan Trust
5.345% due 10/27/2014	97	97
5.355% due 04/25/2017	500	500
5.465% due 04/25/2017	146	146

SMS Student Loan Trust
5.420% due 10/27/2025	51	51

Specialty Underwriting & Residential Finance
5.660% due 01/25/2034	12	12

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
5.450% due 12/25/2035	$192	$192
5.610% due 01/25/2033	21	22

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	247	247

Total Asset-Backed Securities (Cost $6,804)		6,800

SHORT-TERM INSTRUMENTS 34.2%

COMMERCIAL PAPER 24.5%
Fannie Mae
5.080% due 07/02/2007	17,200	17,200

Freddie Mac
4.800% due 07/02/2007	8,800	8,800

		26,000

REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	1,286	1,286

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $1,317. Repurchase proceeds are $1,287.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 8.5%
4.557% due 08/30/2007 - 09/13/2007 (a)(c)(e)	$9,130	$9,034

Total Short-Term Instruments (Cost $36,335)		36,320

PURCHASED OPTIONS (g) 0.0%
(Cost $54)		25

Total Investments (d) 115.2% (Cost $123,574)		$122,459

Written Options (h) (0.1%) (Premiums $199)		(95)

Other Assets and Liabilities (Net) (15.1%)		(16,052)

Net Assets 100.0%		$106,312

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $6,928 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $3,141 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $1,365 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	41	$0
90-Day Eurodollar March Futures	Long	03/2008	89	9
90-Day Eurodollar September Futures	Long	09/2008	266	(276)
U.S. Treasury 5-Year Note September Futures	Short	09/2007	396	(69)
U.S. Treasury 10-Year Note September Futures	Long	09/2007	3	4
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	267	(103)

				$(435)

(f) Swap agreements outstanding on June 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	$2,400	$8
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	9,400	116
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	7,800	128
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	57,600	211
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	17,300	(132)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	17,700	269

						$600

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(g) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$109.000	08/24/2007	89	$2	$1
Call - CBOT U.S. Treasury 5-Year Note September Futures	109.500	08/24/2007	160	3	2
Call - CME 90-Day Eurodollar December Futures	95.500	12/17/2007	21	8	1
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	43	4	0
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	21	7	2

				$24	$6

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$1,600	$8	$3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,700	6	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	3,800	16	13

							$30	$19

(h) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	43	$28	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$700	$14	$0
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	14
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	700	8	4
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	1,500	33	2
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	1,500	35	29
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	700	14	0
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	700	6	3
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,300	15	13

							$159	$79

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 09/01/2037	$99.188	08/23/2007	$4,000	$12	$14

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
Fannie Mae	6.000%	07/01/2037	$747	$743	$739
U.S. Treasury Bonds	4.750%	02/15/2037	4,300	3,975	4,138

				$4,718	$4,877

(1) Market value includes $82 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Notes to Financial Statements

1.  ORGANIZATION

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

12	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(g) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(h) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(i) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(j) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(k) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(l) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(m) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(n) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(o) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$64,589	$89,775	$6,044	$788

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2006	129	$8,800	$223
Sales	194	6,700	86
Closing Buys	0	(3,000)	(35)
Expirations	(259)	0	(67)
Exercised	(21)	0	(8)
Balance at 06/30/2007	43	$12,500	$199

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	29	$304	47	$495
Administrative Class	1,793	18,728	2,211	23,572
Issued as reinvestment of distributions
Institutional Class	2	13	3	30
Administrative Class	224	2,309	560	5,909
Cost of shares redeemed
Institutional Class	(8)	(82)	(44)	(467)
Administrative Class	(1,092)	(11,478)	(1,234)	(13,023)
Net increase resulting from Portfolio share transactions	948	$9,794	1,543	$16,516

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	95

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 203	$ (1,318)	$ (1,115)

Semiannual Report	June 30, 2007	17

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Long-Term U.S. Government Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, derivatives risk, mortgage risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Government Agencies	39.1%
Short-Term Instruments	29.7%
U.S. Treasury Obligations	10.7%
Mortgage-Backed Securities	9.4%
Asset-Backed Securities	5.6%
Corporate Bonds & Notes	5.5%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/10/00)**
PIMCO Long-Term U.S. Government Portfolio Institutional Class	-2.10%	4.45%	5.42%	6.92%
Lehman Brothers Long-Term Treasury Index±	-0.90%	5.98%	5.86%	6.77%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$979.05	$1,022.44
Expenses Paid During Period†	$2.33	$2.38

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.475%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

»	Over the six-month period, long-term yields rose, which detracted from performance of long-term Treasuries.

»

Duration positioning was slightly negative for performance during the first six months of 2007. During the first quarter, above-benchmark duration added value to performance as interest rates declined across most maturities. The above-index duration position negatively outweighed these gains as interest rates increased in the second quarter, especially during the month of May.

»

The Portfolio’s emphasis on the short-term portion of the yield curve throughout the six-month reporting period positively impacted relative performance as the two- to 30-year yield spread steepened during the period.

»	Interest rate swap exposure detracted from performance as swap spreads widened across all maturities during the period.

»	An allocation to long-term agency debentures detracted from relative performance as they underperformed like-duration Treasuries over the period.

»

Compared to the Lehman Brothers Long-Term Treasury Index, a modest out-of-benchmark allocation to long-term Treasury Inflation-Protected Securities (“TIPS”) slightly detracted from performance for the period. Long-term TIPS outperformed like-duration Treasuries during the first quarter, but their performance declined compared to similar Treasuries during the second quarter.

4	PIMCO Variable Insurance Trust

Financial Highlights  Long-Term U.S. Government Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005		12/31/2004	12/31/2003	12/31/2002

Institutional Class
Net asset value beginning of year or period	$10.43	$11.00	$11.19		$11.01	$11.09	$10.27
Net investment income (a)	0.24	0.49	0.42		0.36	0.32	0.46
Net realized/unrealized gain (loss) on investments (a)	(0.45)	(0.35)	0.12		0.48	0.12	1.31
Total income (loss) from investment operations	(0.21)	0.14	0.54		0.84	0.44	1.77
Dividends from net investment income	(0.24)	(0.48)	(0.42)		(0.36)	(0.35)	(0.46)
Distributions from net realized capital gains	0.00	(0.23)	(0.31)		(0.30)	(0.17)	(0.49)
Total distributions	(0.24)	(0.71)	(0.73)		(0.66)	(0.52)	(0.95)
Net asset value end of year or period	$9.98	$10.43	$11.00		$11.19	$11.01	$11.09
Total return	(2.10)%	1.30%	4.90%		7.73%	4.05%	17.77%
Net assets end of year or period (000s)	$649	$443	$391		$311	$13	$13
Ratio of expenses to average net assets	0.475%*	0.475%	0.50	%(c)	0.50%	0.51%	0.50	%(b)
Ratio of expenses to average net assets excluding interest expense	0.475%*	0.475%	0.50	%(c)	0.50%	0.50%	0.50	%(b)
Ratio of net investment income to average net assets	4.68%*	4.61%	3.75%		3.22%	2.85%	4.22%
Portfolio turnover rate	79%	785%	533%		237%	619%	586%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.51%.

(c) Effective October 31, 2005, the advisory fee was reduced to 0.225%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Long-Term U.S. Government Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$122,459
Receivable for investments sold	12,561
Receivable for Portfolio shares sold	39
Interest and dividends receivable	512
Variation margin receivable	323
Swap premiums paid	1,021
Unrealized appreciation on swap agreements	732
137,647

Liabilities:
Payable for investments purchased	$17,159
Payable for investments purchased on a delayed-delivery basis	800
Payable for Portfolio shares redeemed	1
Payable for short sales	4,877
Overdraft due to custodian	2,749
Written options outstanding	95
Accrued investment advisory fee	20
Accrued administration fee	22
Accrued servicing fee	11
Variation margin payable	97
Swap premiums received	5,372
Unrealized depreciation on swap agreements	132
31,335

Net Assets	$106,312

Net Assets Consist of:
Paid in capital	$114,128
Undistributed net investment income	65
Accumulated undistributed net realized (loss)	(6,955)
Net unrealized (depreciation)	(926)
$106,312

Net Assets:
Institutional Class	$649
Administrative Class	105,663

Shares Issued and Outstanding:
Institutional Class	65
Administrative Class	10,587

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.98
Administrative Class	9.98

Cost of Investments Owned	$123,574
Proceeds Received on Short Sales	$4,718
Premiums Received on Written Options	$199

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$2,646
Total Income	2,646

Expenses:
Investment advisory fees	116
Administration fees	129
Servicing fees – Administrative Class	77
Trustees’ fees	1
Total Expenses	323

Net Investment Income	2,323

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	275
Net realized (loss) on futures contracts, written options and swaps	(4,471)
Net change in unrealized (depreciation) on investments	(957)
Net change in unrealized appreciation on futures contracts, written options and swaps	464
Net (Loss)	(4,689)

Net (Decrease) in Net Assets Resulting from Operations	$(2,366)

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,323	$3,819
Net realized (loss)	(4,196)	(1,775)
Net change in unrealized (depreciation)	(493)	(1,232)
Net increase (decrease) resulting from operations	(2,366)	812

Distributions to Shareholders:
From net investment income
Institutional Class	(13)	(23)
Administrative Class	(2,308)	(3,800)
From net realized capital gains
Institutional Class	0	(7)
Administrative Class	0	(2,110)

Total Distributions	(2,321)	(5,940)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	305	495
Administrative Class	18,728	23,572
Issued as reinvestment of distributions
Institutional Class	13	30
Administrative Class	2,308	5,909
Cost of shares redeemed
Institutional Class	(82)	(467)
Administrative Class	(11,478)	(13,023)
Net increase resulting from Portfolio share transactions	9,794	16,516

Total Increase in Net Assets	5,107	11,388

Net Assets:
Beginning of period	101,205	89,817
End of period*	$106,312	$101,205

*Including undistributed net investment income of:	$65	$63

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 6.3%

BANKING & FINANCE 5.8%
Allstate Life Global Funding Trusts
5.415% due 01/25/2008	$200	$200

Bank of America N.A.
5.360% due 12/18/2008	1,300	1,301

CIT Group, Inc.
5.480% due 08/17/2009	300	299

Citigroup, Inc.
5.395% due 01/30/2009	600	600

Goldman Sachs Group, Inc.
5.536% due 02/06/2012	700	699

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	200	193

Lehman Brothers Holdings, Inc.
5.445% due 01/23/2009	1,400	1,402

Pricoa Global Funding I
5.435% due 01/25/2008	200	200

U.S. Trade Funding Corp.
4.260% due 11/15/2014	658	642

Wachovia Bank N.A.
5.320% due 10/03/2008	300	300

Wells Fargo & Co.
5.420% due 03/23/2010	400	401

		6,237

INDUSTRIALS 0.5%
DaimlerChrysler N.A. Holding Corp.
5.790% due 03/13/2009	400	402

Walt Disney Co.
5.460% due 09/10/2009	100	100

		502

Total Corporate Bonds & Notes (Cost $6,756)		6,739

U.S. GOVERNMENT AGENCIES 45.1%
Fannie Mae
4.425% due 01/01/2033	99	99
4.500% due 06/25/2019 - 09/01/2035	660	602
5.000% due 11/01/2019 - 08/25/2033	770	703
5.250% due 06/15/2008	11,100	11,097
5.375% due 02/25/2022	150	142
5.500% due 09/25/2024 - 08/01/2037	11,712	11,298
5.794% due 08/25/2021	20	20
5.800% due 02/09/2026	500	490
5.944% due 08/25/2022	11	11
6.080% due 09/01/2028	64	68
6.220% due 04/25/2032	29	30
6.244% due 04/25/2021	14	14
6.500% due 07/25/2031	590	597

Farmer Mac
7.280% due 07/25/2011	146	145

Federal Farm Credit Bank
5.050% due 03/28/2019	400	386
5.150% due 03/25/2020	250	241

Federal Home Loan Bank
4.000% due 07/14/2008	1,000	987
5.120% due 01/10/2013	5,000	4,902
6.000% due 02/12/2021	50	53
6.125% due 06/08/2018	80	84

Federal Housing Administration
6.896% due 07/01/2020	384	384

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Financing Corp.
10.700% due 10/06/2017	$650	$915

Freddie Mac
4.500% due 05/15/2025	1,000	878
5.000% due 03/18/2014 - 09/15/2035	2,000	1,844
5.400% due 03/17/2021	1,000	979
5.500% due 11/15/2023 - 06/15/2034	1,302	1,251
5.550% due 07/15/2037	800	800
5.625% due 11/23/2035	900	845
5.720% due 01/15/2033	97	98
6.000% due 05/15/2036	3,201	3,006
6.075% due 02/15/2027	17	18
6.227% due 10/25/2044	155	156
6.375% due 02/15/2021	21	21
7.000% due 07/15/2023 - 12/01/2031	72	74
8.250% due 06/01/2016	350	413

Ginnie Mae
4.500% due 08/20/2030	18	17
5.500% due 01/20/2036	541	489
6.000% due 08/20/2033	1,258	1,207

Overseas Private Investment Corp.
4.736% due 03/15/2022	396	375

Private Export Funding Corp.
5.000% due 12/15/2016	500	484

Small Business Administration
5.240% due 08/01/2023	773	761

Tennessee Valley Authority
5.375% due 04/01/2056	1,000	952

Total U.S. Government Agencies (Cost $48,276)		47,936

U.S. TREASURY OBLIGATIONS 12.3%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	416	378
2.375% due 01/15/2025	329	316

U.S. Treasury Bonds
4.750% due 02/15/2037	2,800	2,641
5.375% due 02/15/2031	1,000	1,027

U.S. Treasury Strips
0.000% due 08/15/2019	15,400	8,237
0.000% due 02/15/2033	1,700	464

Total U.S. Treasury Obligations (Cost $13,680)		13,063

MORTGAGE-BACKED SECURITIES 10.9%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	400	394

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	831	818
4.773% due 01/25/2034	75	75
5.044% due 04/25/2033	507	506
5.292% due 04/25/2033	138	138

Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,228	1,078
5.530% due 05/25/2035	182	182

Countrywide Home Loan Mortgage Pass-Through Trust
5.640% due 03/25/2035	335	337
5.660% due 06/25/2035	2,625	2,620

CS First Boston Mortgage Securities Corp.
5.870% due 04/25/2033	10	10
7.339% due 11/25/2032	16	16

First Republic Mortgage Loan Trust
5.670% due 11/15/2031	234	235

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.410% due 03/06/2020	$500	$501

Harborview Mortgage Loan Trust
5.450% due 04/19/2038	167	167
5.540% due 05/19/2035	143	143

Impac CMB Trust
5.249% due 09/25/2034	621	612

JPMorgan Chase Commercial Mortgage Securities Corp.
5.747% due 02/12/2049	300	299

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	356	352

MASTR Asset Securitization Trust
5.500% due 09/25/2033	424	406

Residential Accredit Loans, Inc.
5.720% due 01/25/2033	43	43
5.720% due 03/25/2033	92	93

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	77	77

Sequoia Mortgage Trust
5.670% due 07/20/2033	350	352

Structured Adjustable Rate Mortgage Loan Trust
5.540% due 05/25/2037	388	389

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	339	339
5.740% due 10/19/2033	97	97

Washington Mutual MSC Mortgage Pass-Through Certificates
5.407% due 02/25/2033	25	25
6.866% due 02/25/2033	12	13
6.909% due 02/25/2031	30	30
7.301% due 05/25/2033	22	22

Washington Mutual, Inc.
5.550% due 04/25/2045	140	140
5.724% due 10/25/2046	220	220
6.029% due 08/25/2046	845	847

Total Mortgage-Backed Securities (Cost $11,669)		11,576

ASSET-BACKED SECURITIES 6.4%
American Express Credit Account Master Trust
5.430% due 09/15/2010	100	100

Argent Securities, Inc.
5.370% due 10/25/2036	342	342
5.390% due 04/25/2036	203	203

Bear Stearns Asset-Backed Securities, Inc.
5.820% due 11/25/2042	246	247

Chase Credit Card Master Trust
5.490% due 09/15/2011	300	301

Chase Funding Mortgage Loan Asset-Backed Certificates
5.820% due 10/25/2031	15	16

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	228	228

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 03/25/2037	275	275

First USA Credit Card Master Trust
5.480% due 04/18/2011	1,400	1,404

Fremont Home Loan Trust
5.370% due 10/25/2036	693	693

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	237	237

LA Arena Funding LLC
7.656% due 12/15/2026	86	90

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Long-Term U.S. Government Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	$407	$407

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	325	325

Morgan Stanley ABS Capital I
5.440% due 02/25/2036	300	300

Peco Energy Transition Trust
6.130% due 03/01/2009	1	1

Renaissance Home Equity Loan Trust
5.760% due 08/25/2033	13	13
5.820% due 12/25/2033	75	76

Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	215	215

Residential Asset Securities Corp.
6.060% due 01/25/2033	60	60

SLM Student Loan Trust
5.345% due 10/27/2014	97	97
5.355% due 04/25/2017	500	500
5.465% due 04/25/2017	146	146

SMS Student Loan Trust
5.420% due 10/27/2025	51	51

Specialty Underwriting & Residential Finance
5.660% due 01/25/2034	12	12

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
5.450% due 12/25/2035	$192	$192
5.610% due 01/25/2033	21	22

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	247	247

Total Asset-Backed Securities (Cost $6,804)		6,800

SHORT-TERM INSTRUMENTS 34.2%

COMMERCIAL PAPER 24.5%
Fannie Mae
5.080% due 07/02/2007	17,200	17,200

Freddie Mac
4.800% due 07/02/2007	8,800	8,800

		26,000

REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	1,286	1,286

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $1,317. Repurchase proceeds are $1,287.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 8.5%
4.557% due 08/30/2007 - 09/13/2007 (a)(c)(e)	$9,130	$9,034

Total Short-Term Instruments (Cost $36,335)		36,320

PURCHASED OPTIONS (g) 0.0%
(Cost $54)		25

Total Investments (d) 115.2% (Cost $123,574)		$122,459

Written Options (h) (0.1%) (Premiums $199)		(95)

Other Assets and Liabilities (Net) (15.1%)		(16,052)

Net Assets 100.0%		$106,312

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $6,928 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $3,141 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $1,365 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	41	$0
90-Day Eurodollar March Futures	Long	03/2008	89	9
90-Day Eurodollar September Futures	Long	09/2008	266	(276)
U.S. Treasury 5-Year Note September Futures	Short	09/2007	396	(69)
U.S. Treasury 10-Year Note September Futures	Long	09/2007	3	4
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	267	(103)

				$(435)

(f) Swap agreements outstanding on June 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	$2,400	$8
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	9,400	116
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	7,800	128
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	57,600	211
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	17,300	(132)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2022	17,700	269

						$600

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(g) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$109.000	08/24/2007	89	$2	$1
Call - CBOT U.S. Treasury 5-Year Note September Futures	109.500	08/24/2007	160	3	2
Call - CME 90-Day Eurodollar December Futures	95.500	12/17/2007	21	8	1
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	43	4	0
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	21	7	2

				$24	$6

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$1,600	$8	$3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,700	6	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	3,800	16	13

							$30	$19

(h) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME 90-Day Eurodollar December Futures	$95.250	12/17/2007	43	$28	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$700	$14	$0
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	14
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	700	8	4
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	1,500	33	2
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	1,500	35	29
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	700	14	0
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	700	6	3
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,300	15	13

							$159	$79

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC Fannie Mae 6.000% due 09/01/2037	$99.188	08/23/2007	$4,000	$12	$14

(i) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
Fannie Mae	6.000%	07/01/2037	$747	$743	$739
U.S. Treasury Bonds	4.750%	02/15/2037	4,300	3,975	4,138

				$4,718	$4,877

(1) Market value includes $82 of interest payable on short sales.

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Notes to Financial Statements

1.  ORGANIZATION

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

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June 30, 2007 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(g) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(h) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(i) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(j) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the

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Notes to Financial Statements (Cont.)

Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(k) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(l) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(m) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(n) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(o) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

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Notes to Financial Statements (Cont.)

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$64,589	$89,775	$6,044	$788

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2006	129	$8,800	$223
Sales	194	6,700	86
Closing Buys	0	(3,000)	(35)
Expirations	(259)	0	(67)
Exercised	(21)	0	(8)
Balance at 06/30/2007	43	$12,500	$199

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	29	$304	47	$495
Administrative Class	1,793	18,728	2,211	23,572
Issued as reinvestment of distributions
Institutional Class	2	13	3	30
Administrative Class	224	2,309	560	5,909
Cost of shares redeemed
Institutional Class	(8)	(82)	(44)	(467)
Administrative Class	(1,092)	(11,478)	(1,234)	(13,023)
Net increase resulting from Portfolio share transactions	948	$9,794	1,543	$16,516

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	1	99
Administrative Class	4	95

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately

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June 30, 2007 (Unaudited)

used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 203	$ (1,318)	$ (1,115)

Semiannual Report	June 30, 2007	17

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Low Duration Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Corporate Bonds & Notes	26.9%
Short-Term Instruments	26.0%
U.S. Government Agencies	20.5%
Asset-Backed Securities	18.0%
Mortgage-Backed Securities	7.0%
Other	1.6%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (02/16/99)**
PIMCO Low Duration Portfolio Administrative Class	1.57%	4.90%	2.87%	4.20%
Merrill Lynch 1-3 Year Treasury Index±	2.11%	5.07%	2.77%	4.26%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 02/16/99. Index comparisons began on 02/28/99.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,015.73	$1,021.57
Expenses Paid During Period†	$3.25	$3.26

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income securities of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

»	Above-index duration exposure, or sensitivity to changes in market interest rates, during the period detracted from performance as interest rates rose.

»	The Portfolio’s emphasis at the shorter-end of the yield curve, mostly through Eurodollar contracts, added to returns as rates on short maturities declined during the period.

»	An emphasis on mortgages was slightly negative for returns as the sector slightly underperformed Treasuries on a like-duration basis.

»	Exposure to high-yield and corporate bonds was slightly positive for performance as these sectors outperformed Treasuries.

»	Low exposure to emerging markets was neutral for performance as the sector slightly outperformed Treasuries on a like-duration basis.

»	Tactical exposure to non-U.S. issues, with a focus on shorter-maturity U.K. securities, detracted from returns as these positions underperformed comparable U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights  Low Duration Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Administrative Class
Net asset value beginning of year or period	$10.06	$10.09	$10.30	$10.27	$10.23	$9.95
Net investment income (a)	0.24	0.43	0.29	0.13	0.13	0.34
Net realized/unrealized gain (loss) on investments (a)	(0.08)	(0.04)	(0.18)	0.06	0.11	0.35
Total income from investment operations	0.16	0.39	0.11	0.19	0.24	0.69
Dividends from net investment income	(0.24)	(0.42)	(0.29)	(0.13)	(0.19)	(0.35)
Distributions from net realized capital gains	0.00	0.00	(0.03)	(0.03)	(0.01)	(0.06)
Total distributions	(0.24)	(0.42)	(0.32)	(0.16)	(0.20)	(0.41)
Net asset value end of year or period	$9.98	$10.06	$10.09	$10.30	$10.27	$10.23
Total return	1.57%	3.97%	1.01%	1.85%	2.34%	7.05%
Net assets end of year or period (000s)	$1,002,451	$764,846	$458,677	$281,711	$115,419	$19,495
Ratio of expenses to average net assets	0.65%*	0.65%	0.65%	0.65%	0.65%	0.66	%(b)
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65	%(b)
Ratio of net investment income to average net assets	4.75%*	4.24%	2.83%	1.24%	1.30%	3.39%
Portfolio turnover rate	12%	200%	184%	483%	284%	339%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.67%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Low Duration Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$1,037,081
Cash	259
Foreign currency, at value	6,512
Receivable for investments sold	6,658
Receivable for Portfolio shares sold	3,235
Interest and dividends receivable	3,739
Variation margin receivable	773
Swap premiums paid	2,713
Unrealized appreciation on foreign currency contracts	1,514
Unrealized appreciation on swap agreements	956
1,063,440

Liabilities:
Payable for investments purchased	$20,328
Payable for investments purchased on a delayed-delivery basis	12,597
Payable for Portfolio shares redeemed	48
Payable for short sales	6,621
Written options outstanding	492
Dividends payable	12
Accrued investment advisory fee	208
Accrued administration fee	208
Accrued servicing fee	111
Variation margin payable	663
Swap premiums received	444
Unrealized depreciation on foreign currency contracts	109
Unrealized depreciation on swap agreements	715
Other liabilities	11
42,567

Net Assets	$1,020,873

Net Assets Consist of:
Paid in capital	$1,036,658
Undistributed net investment income	1,093
Accumulated undistributed net realized (loss)	(9,797)
Net unrealized (depreciation)	(7,081)
$1,020,873

Net Assets:
Institutional Class	$18,166
Administrative Class	1,002,451
Advisor Class	256

Shares Issued and Outstanding:
Institutional Class	1,820
Administrative Class	100,430
Advisor Class	26

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.98
Administrative Class	9.98
Advisor Class	9.98

Cost of Investments Owned	$1,040,151
Cost of Foreign Currency Held	$6,490
Proceeds Received on Short Sales	$6,608
Premiums Received on Written Options	$1,363

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest, net of foreign taxes*	$23,402
Dividends	166
Miscellaneous income	25
Total Income	23,593

Expenses:
Investment advisory fees	1,086
Administration fees	1,086
Servicing fees – Administrative Class	633
Trustees’ fees	9
Total Expenses	2,814

Net Investment Income	20,779

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(434)
Net realized (loss) on futures contracts, written options and swaps	(2,941)
Net realized gain on foreign currency transactions	512
Net change in unrealized (depreciation) on investments	(2,479)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(3,146)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,382
Net (Loss)	(7,106)

Net Increase in Net Assets Resulting from Operations	$13,673

*Foreign tax withholding	$8

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$20,779	$26,588
Net realized (loss)	(2,863)	(382)
Net change in unrealized (depreciation)	(4,243)	(846)
Net increase resulting from operations	13,673	25,360

Distributions to Shareholders:
From net investment income
Institutional Class	(600)	(1,072)
Administrative Class	(20,271)	(25,602)
Advisor Class	(3)	(2)

Total Distributions	(20,874)	(26,676)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,048	11,541
Administrative Class	291,518	369,230
Advisor Class	421	390
Issued as reinvestment of distributions
Institutional Class	600	1,072
Administrative Class	20,247	25,602
Advisor Class	3	2
Cost of shares redeemed
Institutional Class	(11,174)	(4,778)
Administrative Class	(67,154)	(87,388)
Advisor Class	(355)	(204)
Net increase resulting from Portfolio share transactions	237,154	315,467

Total Increase in Net Assets	229,953	314,151

Net Assets:
Beginning of period	790,920	476,769
End of period*	$1,020,873	$790,920

*Including undistributed net investment income of:	$1,093	$1,188

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Low Duration Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
SLM Corp.
6.000% due 06/30/2008	$2,200	$2,189

Total Bank Loan Obligations (Cost $2,189)		2,189

CORPORATE BONDS & NOTES 27.4%

BANKING & FINANCE 21.0%
AIG-Fp Matched Funding Corp.
5.360% due 06/16/2008	1,700	1,703

Allstate Life Global Funding Trusts
5.400% due 03/23/2009	800	801

American Express Bank FSB
5.330% due 10/16/2008	2,000	2,000
5.380% due 06/22/2009	1,300	1,301
5.380% due 10/20/2009	2,100	2,101

American Express Centurion Bank
5.320% due 05/07/2008	1,400	1,400
5.340% due 06/12/2009	1,900	1,901

American Express Credit Corp.
5.380% due 11/09/2009	1,100	1,101

American International Group, Inc.
5.360% due 06/23/2008	600	600
5.370% due 06/16/2009	5,200	5,222

ANZ National International Ltd.
5.396% due 08/07/2009	1,500	1,500

Bank of America Corp.
5.366% due 11/06/2009	900	900
5.370% due 06/19/2009	6,100	6,109

Bank of America N.A.
5.360% due 02/27/2009	700	700

Bank of Ireland
5.370% due 12/19/2008	3,100	3,104
5.410% due 12/18/2009	1,120	1,122

Bear Stearns Cos., Inc.
5.450% due 03/30/2009	2,900	2,902
5.450% due 08/21/2009	300	300
5.480% due 05/18/2010	2,400	2,399
5.505% due 04/29/2008	3,400	3,405

Calabash Re II Ltd.
13.760% due 01/08/2010	1,900	1,917
16.260% due 01/08/2010	1,900	1,978

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	5,480	5,488
5.430% due 03/10/2009	6,400	6,407

CIT Group, Inc.
5.510% due 08/15/2008	300	300
5.510% due 12/19/2008	400	400
5.570% due 05/23/2008	4,600	4,606

Citigroup Funding, Inc.
5.360% due 06/26/2009	1,400	1,399

Citigroup Global Markets Holdings, Inc.
5.460% due 03/17/2009	1,800	1,803

Citigroup, Inc.
4.200% due 12/20/2007	4,100	4,078
5.390% due 12/28/2009	4,000	4,003
5.395% due 01/30/2009	1,900	1,901
5.400% due 12/26/2008	200	200

Credit Agricole S.A.
5.360% due 05/28/2009	1,500	1,501
5.410% due 05/28/2010	1,700	1,701

DnB NORBank ASA
5.425% due 10/13/2009	8,400	8,405

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Export-Import Bank of Korea
5.450% due 06/01/2009	$2,200	$2,201

General Electric Capital Corp.
5.390% due 01/05/2009	2,500	2,502
5.410% due 10/06/2010	2,100	2,102
5.428% due 01/20/2010	1,400	1,403
5.430% due 08/15/2011	5,500	5,498
5.560% due 01/08/2016	300	300

General Motors Acceptance Corp.
6.510% due 09/23/2008	1,100	1,100

GMAC LLC
6.000% due 12/15/2011	300	285

Goldman Sachs Group, Inc.
5.400% due 12/23/2008	400	400
5.410% due 03/30/2009	2,900	2,902
5.440% due 11/16/2009	600	601
5.450% due 12/22/2008	2,100	2,103
5.455% due 07/29/2008	1,700	1,703
5.475% due 10/05/2007	1,600	1,601
5.685% due 07/23/2009	1,300	1,307

HBOS Treasury Services PLC
5.397% due 07/17/2009	2,200	2,203

HSBC Bank USA N.A.
5.500% due 06/10/2009	1,400	1,404

HSBC Finance Corp.
5.490% due 09/15/2008	500	501
5.500% due 12/05/2008	1,300	1,303
5.607% due 05/10/2010	2,200	2,211

ICICI Bank Ltd.
5.895% due 01/12/2010	2,300	2,305

John Deere Capital Corp.
5.406% due 04/15/2008	1,200	1,201
5.406% due 07/15/2008	1,400	1,401

JPMorgan Chase & Co.
5.539% due 10/02/2009	3,500	3,515

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	1,000	1,000
5.410% due 12/23/2008	400	400
5.440% due 04/03/2009	1,700	1,702
5.460% due 08/21/2009	1,600	1,601
5.460% due 11/16/2009	5,200	5,205
5.570% due 12/23/2010	900	901
5.579% due 07/18/2011	1,000	1,002

Longpoint Re Ltd.
10.609% due 05/08/2010	700	700

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	1,700	1,701
5.440% due 12/04/2009	1,400	1,401
5.460% due 06/16/2008	6,000	6,007

Metropolitan Life Global Funding I
5.400% due 05/17/2010	3,200	3,202

Morgan Stanley
5.406% due 05/07/2009	2,800	2,802
5.467% due 02/09/2009	1,100	1,102
5.595% due 01/22/2009	3,700	3,703
5.609% due 01/18/2011	1,500	1,502

Mystic Re Ltd.
11.660% due 12/05/2008	1,800	1,789

National Australia Bank Ltd.
5.400% due 09/11/2009	1,400	1,402

Pricoa Global Funding I
5.405% due 07/27/2009	3,700	3,706
5.440% due 06/03/2008	3,000	3,005

Residential Capital LLC
6.460% due 05/22/2009	2,000	1,992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Reinsurance 2007 Ltd.
15.610% due 06/07/2010	$300	$300

Royal Bank of Scotland Group PLC
5.360% due 12/21/2007	1,200	1,201
5.750% due 07/06/2012	5,900	5,900

Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007	3,000	3,001
5.370% due 11/20/2008	700	700
5.420% due 09/19/2008	2,800	2,803

SLM Corp.
5.495% due 07/27/2009	900	878

Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008	1,700	1,701

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	1,300	1,303

Wachovia Bank N.A.
5.420% due 05/25/2010	6,000	6,016

Wachovia Corp.
5.486% due 10/15/2011	1,100	1,102

Wells Fargo & Co.
5.400% due 03/10/2008	4,000	4,003
5.460% due 09/15/2009	2,600	2,607

Westpac Banking Corp.
5.280% due 06/06/2008	900	900

World Savings Bank FSB
5.396% due 05/08/2009	7,100	7,104

		214,054

INDUSTRIALS 3.7%
Altria Group, Inc.
7.650% due 07/01/2008	200	204

Amgen, Inc.
5.440% due 11/28/2008	3,600	3,602

Anadarko Petroleum Corp.
5.760% due 09/15/2009	2,200	2,203

BP AMI Leasing, Inc.
5.370% due 06/26/2009	3,700	3,701

Comcast Corp.
5.656% due 07/14/2009	1,600	1,601

CSC Holdings, Inc.
7.250% due 07/15/2008	3,500	3,535
7.875% due 12/15/2007	1,500	1,513

DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	1,600	1,604
5.840% due 09/10/2007	4,758	4,762

Diageo Capital PLC
5.457% due 11/10/2008	2,600	2,603

El Paso Corp.
6.950% due 12/15/2007	1,980	2,001

FedEx Corp.
5.436% due 08/08/2007	1,300	1,300

General Electric Co.
5.400% due 12/09/2008	2,600	2,602

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	200	221

Time Warner, Inc.
5.590% due 11/13/2009	1,800	1,803

Transocean, Inc.
5.560% due 09/05/2008	1,300	1,301

Wal-Mart Stores, Inc.
5.260% due 06/16/2008	3,300	3,300

		37,856

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 2.7%
AT&T, Inc.
5.450% due 05/15/2008	$5,900	$5,906

BellSouth Corp.
5.460% due 08/15/2008	5,900	5,906

Deutsche Telekom International Finance BV
5.540% due 03/23/2009	2,500	2,507

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	5,670	5,698

Telecom Italia Capital S.A.
5.969% due 07/18/2011	1,800	1,813

Telefonica Emisones SAU
5.660% due 06/19/2009	1,700	1,706

Verizon Communications, Inc.
5.400% due 04/03/2009	3,800	3,803

		27,339

Total Corporate Bonds & Notes (Cost $278,880)		279,249

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008	3,000	2,983

Total Commodity Index-Linked Notes (Cost $3,000)		2,983

U.S. GOVERNMENT AGENCIES 20.9%
Fannie Mae
3.736% due 07/01/2034	248	250
4.350% due 03/01/2035	323	326
4.417% due 05/01/2035	774	771
4.500% due 06/25/2043	2,895	2,873
4.510% due 05/01/2035	717	712
4.542% due 09/01/2035	1,335	1,326
4.560% due 11/01/2035	1,476	1,466
4.655% due 08/01/2035	3,369	3,333
4.683% due 07/01/2035	519	512
5.000% due 12/25/2016 - 04/25/2033	70,546	68,501
5.380% due 12/25/2036	905	903
5.440% due 03/25/2034	133	133
5.500% due 12/01/2009 - 10/01/2035	64,244	63,276
5.670% due 09/25/2042 - 03/25/2044	1,567	1,573
5.720% due 05/25/2031 - 11/25/2032	1,501	1,507
6.000% due 08/01/2016 - 07/01/2037	1,140	1,129
6.183% due 09/01/2034	80	81
6.214% due 07/01/2042 - 06/01/2043	1,647	1,672
6.264% due 09/01/2041	675	681
6.335% due 12/01/2036	83	84
6.414% due 09/01/2040	11	11
6.500% due 12/25/2042	22	23
6.973% due 11/01/2035	385	398

Federal Housing Administration
7.430% due 10/01/2020	19	19

Freddie Mac
4.715% due 06/01/2035	2,255	2,207
4.922% due 07/01/2035	975	965
5.000% due 10/01/2018 - 12/15/2026	5,284	5,251
5.470% due 07/15/2019 - 10/15/2020	36,000	35,969
5.500% due 08/15/2030	1	1
5.550% due 07/15/2037	12,600	12,599
5.580% due 08/25/2031	436	438
5.620% due 05/15/2036	1,093	1,097

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.670% due 12/15/2030	$533	$535
5.720% due 06/15/2018	187	187
6.000% due 09/01/2016 - 07/01/2037	1,113	1,104
6.227% due 02/25/2045	961	957
6.500% due 07/25/2043	166	168

Ginnie Mae
4.000% due 07/16/2027	56	56

Total U.S. Government Agencies (Cost $215,509)		213,094

MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,475	1,448
4.390% due 02/25/2045	566	554

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	1,099	1,099

Banc of America Funding Corp.
4.113% due 05/25/2035	7,605	7,449

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	89	90

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	2,780	2,749
4.773% due 01/25/2034	125	125
5.044% due 04/25/2033	29	29
5.329% due 02/25/2033	11	11
5.448% due 04/25/2033	52	51

Bear Stearns Alt-A Trust
5.377% due 05/25/2035	913	909
5.480% due 02/25/2034	1,472	1,472

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	2,672	2,673

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	729	728

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,381	2,349
5.500% due 05/25/2047	1,196	1,199
5.600% due 02/25/2037	3,646	3,656
6.000% due 10/25/2033	93	92
6.500% due 06/25/2033	9	9

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,166	1,162
5.560% due 04/25/2035	258	259
5.590% due 05/25/2034	44	44

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	622	617
5.953% due 03/25/2032	6	6

GMAC Mortgage Corp. Loan Trust
4.998% due 11/19/2035	776	776

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	1,563	1,565
5.400% due 01/25/2047	1,639	1,640

GS Mortgage Securities Corp. II
5.410% due 03/06/2020	6,000	6,007
5.420% due 06/06/2020	763	764

GSR Mortgage Loan Trust
4.538% due 09/25/2035	3,249	3,203
6.000% due 03/25/2032	2	2

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	321	321

Impac CMB Trust
6.120% due 07/25/2033	61	61

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	818	812

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	$330	$331

MASTR Asset Securitization Trust
5.500% due 09/25/2033	77	74

Mellon Residential Funding Corp.
5.800% due 06/15/2030	532	532

MLCC Mortgage Investors, Inc.
6.974% due 01/25/2029	101	102

Morgan Stanley Capital I
5.380% due 10/15/2020	4,081	4,086

Prime Mortgage Trust
5.720% due 02/25/2019	20	20
5.720% due 02/25/2034	67	67

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	267	254

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	1,027	1,028
5.340% due 08/25/2034	1,260	1,259
6.429% due 01/25/2035	734	738

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	376	376
5.650% due 09/19/2032	16	16

Structured Asset Securities Corp.
5.329% due 10/25/2035	1,695	1,693

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	1,363	1,363
5.440% due 08/25/2036	2,967	2,965

Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020	2,900	2,901
5.410% due 09/15/2021	3,811	3,813

Washington Mutual, Inc.
4.816% due 10/25/2032	208	208
5.474% due 02/27/2034	72	71
5.590% due 12/25/2045	397	399
5.610% due 10/25/2045	2,287	2,292
5.759% due 01/25/2047	796	796
6.223% due 05/25/2041	189	190
6.229% due 11/25/2042	285	285
6.429% due 06/25/2042	191	191
6.429% due 08/25/2042	79	79
6.529% due 09/25/2046	1,238	1,243

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,444	1,424

Total Mortgage-Backed Securities (Cost $72,892)		72,727

ASSET-BACKED SECURITIES 18.2%
Accredited Mortgage Loan Trust
5.360% due 09/25/2036	2,983	2,985

ACE Securities Corp.
5.380% due 10/25/2036	1,642	1,643
5.430% due 10/25/2035	353	353

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	13	13

Argent Securities, Inc.
5.370% due 09/25/2036	541	541
5.380% due 05/25/2036	1,948	1,949
5.400% due 01/25/2036	470	471

Asset-Backed Funding Certificates
5.380% due 10/25/2036	1,533	1,534
5.380% due 01/25/2037	1,130	1,131

Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036	1,784	1,785
5.595% due 09/25/2034	495	495
6.970% due 03/15/2032	359	359

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Asset-Backed Securities, Inc.
5.520% due 09/25/2034	$97	$97

Carrington Mortgage Loan Trust
5.385% due 02/25/2036	256	256

Chase Credit Card Master Trust
5.430% due 02/15/2011	2,300	2,305

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	4	4

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	2,500	2,449
5.526% due 02/07/2010	9,300	9,316

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	949	950
5.380% due 05/25/2037	19,300	19,309
5.390% due 01/25/2036	393	393
5.420% due 10/25/2036	7,100	7,099

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	1,612	1,613
5.370% due 05/25/2037	13,790	13,798
5.370% due 12/25/2046	556	556
5.370% due 03/25/2047	1,212	1,213
5.390% due 06/25/2037	1,387	1,388
5.400% due 06/25/2037	1,149	1,149
5.430% due 10/25/2046	1,306	1,307
5.500% due 09/25/2036	9,500	9,507
5.800% due 12/25/2031	77	77

Credit-Based Asset Servicing & Securitization LLC
5.380% due 03/25/2036	369	369
5.380% due 11/25/2036	1,228	1,229

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	15	16

Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032	17	17

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,965	1,966

First USA Credit Card Master Trust
5.480% due 04/18/2011	4,400	4,412

Fremont Home Loan Trust
5.370% due 05/25/2036	245	245
5.380% due 01/25/2037	1,076	1,076
5.390% due 02/25/2037	791	791

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	582	582

GS Auto Loan Trust
5.344% due 07/15/2008	2,500	2,500

GSAMP Trust
5.390% due 12/25/2036	1,485	1,485
5.610% due 03/25/2034	228	228

GSR Mortgage Loan Trust
5.420% due 11/25/2030	157	158

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,140	1,140
5.670% due 09/20/2033	188	188

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	843	844

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	947	948
5.420% due 03/25/2036	146	146

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	608	608
5.380% due 04/01/2037	2,121	2,120

Lehman XS Trust
5.390% due 05/25/2046	558	558
5.400% due 11/25/2046	1,935	1,936
5.440% due 11/25/2036	2,021	2,023

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	$179	$179
5.410% due 01/25/2036	346	347
5.600% due 10/25/2034	135	135

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	1,466	1,467

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	5,009	5,010
5.430% due 07/25/2036	975	976

Morgan Stanley ABS Capital I
5.370% due 09/25/2036	4,997	4,998
5.380% due 05/25/2037	2,754	2,753

Nationstar Home Equity Loan Trust
5.440% due 04/25/2037	8,602	8,608

Nelnet Student Loan Trust
5.340% due 09/25/2012	941	942

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	1,040	1,040

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	323	323

Option One Mortgage Loan Trust
5.370% due 01/25/2037	1,560	1,561
5.420% due 11/25/2035	194	194

Residential Asset Mortgage Products, Inc.
5.430% due 09/25/2035	193	193

Residential Asset Securities Corp.
5.360% due 08/25/2036	625	625
5.390% due 11/25/2036	1,533	1,534

Residential Funding Mortgage Securities II, Inc.
5.440% due 05/25/2037	3,267	3,269

Saxon Asset Securities Trust
5.380% due 11/25/2036	718	718

Securitized Asset-Backed Receivables LLC Trust
5.440% due 05/25/2037	2,500	2,500

SLM Student Loan Trust
5.325% due 10/25/2012	2,224	2,225
5.335% due 04/25/2012	1,454	1,455
5.335% due 04/25/2014	6,348	6,352
5.355% due 01/25/2016	880	881
5.355% due 10/25/2016	2,500	2,502
5.365% due 01/26/2015	170	170
5.365% due 04/27/2015	2,270	2,271

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	1,010	1,010
5.380% due 11/25/2036	5,465	5,465
5.400% due 01/25/2037	5,629	5,633
5.420% due 12/25/2035	67	67
5.430% due 11/25/2035	79	79

Structured Asset Securities Corp.
5.370% due 10/25/2036	1,700	1,701
5.420% due 09/25/2035	581	581
5.450% due 12/25/2035	423	423

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034	67	67

USAA Auto Owner Trust
5.337% due 07/11/2008	1,800	1,800

Wachovia Auto Owner Trust
4.820% due 02/20/2009	88	88
5.337% due 06/20/2008	2,100	2,100

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	988	989
5.440% due 12/25/2035	1,285	1,285

Total Asset-Backed Securities (Cost $186,057)		186,146

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.6%
Korea Development Bank
5.490% due 04/03/2010	$6,100	$6,105

Total Sovereign Issues (Cost $6,100)		6,105

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049	420	4,376

Total Preferred Stocks (Cost $4,462)		4,376

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.4%

CERTIFICATES OF DEPOSIT 5.2%
BNP Paribas
5.262% due 05/28/2008	$1,200	1,200
5.262% due 07/03/2008	6,800	6,799

BNP Paribas Finance, Inc.
5.270% due 09/23/2008	800	799

Calyon Financial, Inc.
5.340% due 01/16/2009	2,400	2,400

Dexia Credit Local S.A.
5.270% due 09/29/2008	8,900	8,895

Fortis Bank NY
5.265% due 04/28/2008	3,200	3,202
5.265% due 06/30/2008	1,400	1,400
5.310% due 09/30/2008	1,800	1,800

HSBC Bank USA N.A.
5.460% due 07/28/2008	3,100	3,105

Nordea Bank Finland PLC
5.308% due 05/28/2008	1,200	1,201

Royal Bank of Canada
5.267% due 06/30/2008	3,300	3,303

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	900	900
5.265% due 03/26/2008	800	800

Societe Generale NY
5.269% due 06/30/2008	5,600	5,603
5.270% due 03/26/2008	3,000	3,000
5.271% due 06/30/2008	900	901

Unicredito Italiano NY
5.360% due 12/03/2007	5,400	5,402
5.360% due 05/29/2008	2,200	2,201

		52,911

COMMERCIAL PAPER 20.2%
Bank of America Corp.
5.195% due 10/04/2007	10,700	10,668

Calyon N.A. LLC
5.175% due 06/29/2010	23,000	22,977

Cox Communications, Inc.
5.570% due 09/17/2007	600	600

Danske Corp.
5.205% due 10/12/2007	18,300	18,103

Fortis Funding LLC
5.255% due 09/05/2007	23,200	23,146
5.275% due 09/05/2007	900	896

Freddie Mac
4.800% due 07/02/2007	35,000	35,000

Nordea N.A., Inc.
5.308% due 04/09/2009	3,600	3,599

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.210% due 11/26/2007	$900	$891
5.225% due 11/26/2007	1,200	1,182
5.240% due 11/26/2007	2,200	2,174
5.250% due 11/26/2007	800	789

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	27,500	27,500

UBS Finance Delaware LLC
5.145% due 10/23/2007	400	398
5.205% due 10/23/2007	1,100	1,097
5.230% due 10/23/2007	21,200	20,868
5.235% due 10/23/2007	2,200	2,178
5.240% due 10/23/2007	5,900	5,819

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Westpac Banking Corp.
5.240% due 11/05/2007	$28,700	$28,361

		206,246

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 07/02/2007	5,573	5,573

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $5,687. Repurchase proceeds are $5,575.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.4%
4.635% due 08/30/2007 - 09/13/2007 (a)(c)	$4,470	$4,422

Total Short-Term Instruments (Cost $269,167)		269,152

PURCHASED OPTIONS (e) 0.1%
(Cost $1,895)		1,060

Total Investments (b) 101.6% (Cost $1,040,151)		$1,037,081

Written Options (f) (0.1%) (Premiums $1,363)		(492)

Other Assets and Liabilities (Net) (1.5%)		(15,716)

Net Assets 100.0%		$1,020,873

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $77,693 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $4,422 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2007	140	$(199)
90-Day Euribor December Futures	Long	12/2008	46	(103)
90-Day Euribor June Futures	Long	06/2008	86	(185)
90-Day Euribor March Futures	Long	03/2008	22	(44)
90-Day Euribor September Futures	Long	09/2008	46	(106)
90-Day Eurodollar December Futures	Long	12/2007	784	(748)
90-Day Eurodollar December Futures	Long	12/2008	259	(115)
90-Day Eurodollar June Futures	Long	06/2008	1,258	(1,320)
90-Day Eurodollar March Futures	Long	03/2008	1,978	(2,263)
90-Day Eurodollar March Futures	Long	03/2009	20	(29)
90-Day Eurodollar September Futures	Long	09/2008	178	(57)
90-Day Euroyen December Futures	Long	12/2007	131	(16)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	55	(113)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	371	(541)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	21	(28)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	55	(118)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	324	(500)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	445	(97)

				$(6,582)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	54,000	$2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$2,000	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		1,000	3
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%		06/20/2009		4,000	(4)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%		06/20/2009		4,000	(1)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		300	0
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		1,400	6
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009		2,700	12
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009		1,000	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%		06/20/2009		4,000	(5)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%		11/20/2007		5,100	6

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	$3,600	$2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	500	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	500	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	6,000	114
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	200	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	2,600	34
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	1,000	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	4,000	0

						$186

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	2,100	$(1)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	4,200	24
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,100	8
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		2,700	18
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,400	29
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,500	27
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	300	(3)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,300	16
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		4,600	94
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		2,400	(17)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		600	(5)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	(11)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		3,600	(38)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		900	(9)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		1,300	(13)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	5,900	(58)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,400	(49)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		700	(17)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		3,500	(35)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		6,000	525
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,700	(26)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		200	(13)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,100	(46)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	310,000	(7)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,290,000	(12)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		500,000	(7)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		160,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,940,000	(42)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	12,200	(10)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$13,600	(15)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		41,900	18
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		11,100	(84)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		20,300	(160)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,800	(25)

							$55

(e) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	6,000	$28	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		$9,000	40	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		44,000	208	87
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		13,800	77	17
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		5,200	18	10
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		10,000	41	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		30,000	78	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		36,000	81	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		45,700	227	73
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		63,600	371	79
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		62,700	218	212

								$1,387	$478

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Low Duration Portfolio (Cont.)

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$1,000	$44	$77
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	1,000	44	25
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	45	71
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	39	27
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	1,000	42	68
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	1,000	42	28
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	201
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	85

					$508	$582

(f) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	2,000	$24	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		$19,000	209	96
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		6,000	73	18
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		2,300	19	12
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		7,600	82	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		4,500	47	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		6,000	70	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		3,000	34	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		20,000	240	72
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		14,700	196	45
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,000	160	44
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		20,900	209	205

								$1,363	$492

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	07/01/2037	$4,000	$3,885	$3,858
U.S. Treasury Notes	4.625%	02/15/2017	2,800	2,723	2,763

				$6,608	$6,621

(2) Market value includes $50 of interest payable on short sales.

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,792	07/2007	$23	$0	$23
Sell		34	07/2007	0	0	0
Buy	BRL	29,907	10/2007	572	0	572
Buy		14,977	03/2008	478	0	478
Buy	CAD	2,735	08/2007	11	0	11
Buy	CLP	130,534	03/2008	0	(1)	(1)
Buy	CNY	768	09/2007	2	0	2
Sell		768	09/2007	0	0	0
Buy		11,517	11/2007	12	0	12
Sell		14,080	11/2007	1	(4)	(3)
Buy		4,059	01/2008	0	(4)	(4)
Sell		4,059	01/2008	0	(1)	(1)
Buy	EUR	5,466	07/2007	72	0	72
Sell	GBP	3,730	08/2007	0	(39)	(39)
Buy	INR	41,409	10/2007	4	0	4
Buy		4,970	11/2007	0	(1)	(1)
Buy		260,547	05/2008	59	0	59
Buy	KRW	2,631,872	07/2007	17	0	17
Sell		177,295	07/2007	0	(1)	(1)
Buy		1,082,809	08/2007	0	0	0
Buy		987,632	09/2007	7	0	7
Sell		241,906	09/2007	0	(5)	(5)
Buy	MXN	14,088	09/2007	18	0	18
Buy		34,243	03/2008	19	(5)	14

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	6,017	05/2008	$0	$(13)	$(13)
Buy	NZD	408	07/2007	8	0	8
Buy	PHP	14,604	05/2008	0	(3)	(3)
Buy	PLN	11,325	09/2007	76	(1)	75
Buy	RUB	35,543	09/2007	18	0	18
Buy		21,548	11/2007	21	0	21
Buy		50,111	12/2007	45	0	45
Buy		85,054	01/2008	17	0	17
Buy	SEK	5,098	09/2007	9	0	9
Buy	SGD	5,064	07/2007	0	(18)	(18)
Sell		2,968	07/2007	0	(11)	(11)
Buy		2,154	08/2007	8	(2)	6
Buy		172	09/2007	0	0	0
Buy		4,887	10/2007	17	0	17
Buy	ZAR	106	09/2007	0	0	0
Buy		202	03/2008	0	0	0

				$1,514	$(109)	$1,405

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Notes to Financial Statements

1.  ORGANIZATION

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CLP	Chilean Peso	PHP	Philippines Peso
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SEK	Swedish Krona
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)   The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(o) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $2,189,000 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(p) Commodities Index-Linked/Structured Notes  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 0.3% of the Portfolio’s net assets and resulted in unrealized depreciation of $17,003.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$132,589	$60,737	$195,469	$25,549

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 12/31/2006	19	$98,000	EUR	2,000	GBP	1,300	$1,000
Sales	309	104,900		0		0	1,311
Closing Buys	(138)	(85,900)		0		0	(862)
Expirations	(165)	0		0		(1,300)	(76)
Exercised	(25)	0		0		0	(10)
Balance at 06/30/2007	0	$117,000	EUR	2,000	GBP	0	$1,363

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	304	$3,048	1,150	$11,541
Administrative Class	29,060	291,519	36,746	369,230
Advisor Class	42	421	39	390
Issued as reinvestment of distributions
Institutional Class	60	599	106	1,072
Administrative Class	2,018	20,247	2,547	25,602
Advisor Class	0	3	0	2
Cost of shares redeemed
Institutional Class	(1,117)	(11,174)	(476)	(4,778)
Administrative Class	(6,686)	(67,154)	(8,707)	(87,388)
Advisor Class	(35)	(355)	(20)	(204)
Net increase resulting from Portfolio share transactions	23,646	$237,154	31,385	$315,467

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	2	71
Advisor Class	1	96

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 767	$ (3,837)	$ (3,070)

22	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	23

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Low Duration Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Corporate Bonds & Notes	26.9%
Short-Term Instruments	26.0%
U.S. Government Agencies	20.5%
Asset-Backed Securities	18.0%
Mortgage-Backed Securities	7.0%
Other	1.6%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/10/00)**
PIMCO Low Duration Portfolio Institutional Class	1.65%	5.06%	3.02%	4.48%
Merrill Lynch 1-3 Year U.S. Treasury Index±	2.11%	5.07%	2.77%	4.29%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,016.48	$1,022.32
Expenses Paid During Period†	$2.50	$2.51

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income securities of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

»	Above-index duration exposure, or sensitivity to changes in market interest rates, during the period detracted from performance as interest rates rose.

»	The Portfolio’s emphasis at the shorter-end of the yield curve, mostly through Eurodollar contracts, added to returns as rates on short maturities declined during the period.

»	An emphasis on mortgages was slightly negative for returns as the sector slightly underperformed Treasuries on a like-duration basis.

»	Exposure to high-yield and corporate bonds was slightly positive for performance as these sectors outperformed Treasuries.

»	Low exposure to emerging markets was neutral for performance as the sector slightly outperformed Treasuries on a like-duration basis.

»	Tactical exposure to non-U.S. issues, with a focus on shorter-maturity U.K. securities, detracted from returns as these positions underperformed comparable U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights  Low Duration Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Institutional Class
Net asset value beginning of year or period	$10.06	$10.09	$10.30	$10.27	$10.23	$9.95
Net investment income (a)	0.24	0.44	0.30	0.15	0.17	0.38
Net realized/unrealized gain (loss) on investments (a)	(0.07)	(0.03)	(0.18)	0.05	0.08	0.33
Total income from investment operations	0.17	0.41	0.12	0.20	0.25	0.71
Dividends from net investment income	(0.25)	(0.44)	(0.30)	(0.14)	(0.20)	(0.37)
Distributions from net realized capital gains	0.00	0.00	(0.03)	(0.03)	(0.01)	(0.06)
Total distributions	(0.25)	(0.44)	(0.33)	(0.17)	(0.21)	(0.43)
Net asset value end of year or period	$9.98	$10.06	$10.09	$10.30	$10.27	$10.23
Total return	1.65%	4.13%	1.16%	2.00%	2.49%	7.22%
Net assets end of year or period (000s)	$18,166	$25,886	$18,093	$12,252	$11	$11
Ratio of expenses to average net assets	0.50%*	0.50%	0.50%	0.50%	0.50%	0.51%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.88%*	4.37%	2.92%	1.49%	1.68%	3.78%
Portfolio turnover rate	12%	200%	184%	483%	284%	339%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Low Duration Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$1,037,081
Cash	259
Foreign currency, at value	6,512
Receivable for investments sold	6,658
Receivable for Portfolio shares sold	3,235
Interest and dividends receivable	3,739
Variation margin receivable	773
Swap premiums paid	2,713
Unrealized appreciation on foreign currency contracts	1,514
Unrealized appreciation on swap agreements	956
1,063,440

Liabilities:
Payable for investments purchased	$20,328
Payable for investments purchased on a delayed-delivery basis	12,597
Payable for Portfolio shares redeemed	48
Payable for short sales	6,621
Written options outstanding	492
Dividends payable	12
Accrued investment advisory fee	208
Accrued administration fee	208
Accrued servicing fee	111
Variation margin payable	663
Swap premiums received	444
Unrealized depreciation on foreign currency contracts	109
Unrealized depreciation on swap agreements	715
Other liabilities	11
42,567

Net Assets	$1,020,873

Net Assets Consist of:
Paid in capital	$1,036,658
Undistributed net investment income	1,093
Accumulated undistributed net realized (loss)	(9,797)
Net unrealized (depreciation)	(7,081)
$1,020,873

Net Assets:
Institutional Class	$18,166
Administrative Class	1,002,451
Advisor Class	256

Shares Issued and Outstanding:
Institutional Class	1,820
Administrative Class	100,430
Advisor Class	26

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.98
Administrative Class	9.98
Advisor Class	9.98

Cost of Investments Owned	$1,040,151
Cost of Foreign Currency Held	$6,490
Proceeds Received on Short Sales	$6,608
Premiums Received on Written Options	$1,363

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest, net of foreign taxes*	$23,402
Dividends	166
Miscellaneous income	25
Total Income	23,593

Expenses:
Investment advisory fees	1,086
Administration fees	1,086
Servicing fees – Administrative Class	633
Trustees’ fees	9
Total Expenses	2,814

Net Investment Income	20,779

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(434)
Net realized (loss) on futures contracts, written options and swaps	(2,941)
Net realized gain on foreign currency transactions	512
Net change in unrealized (depreciation) on investments	(2,479)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(3,146)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,382
Net (Loss)	(7,106)

Net Increase in Net Assets Resulting from Operations	$13,673

*Foreign tax withholding	$8

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$20,779	$26,588
Net realized (loss)	(2,863)	(382)
Net change in unrealized (depreciation)	(4,243)	(846)
Net increase resulting from operations	13,673	25,360

Distributions to Shareholders:
From net investment income
Institutional Class	(600)	(1,072)
Administrative Class	(20,271)	(25,602)
Advisor Class	(3)	(2)

Total Distributions	(20,874)	(26,676)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,048	11,541
Administrative Class	291,518	369,230
Advisor Class	421	390
Issued as reinvestment of distributions
Institutional Class	600	1,072
Administrative Class	20,247	25,602
Advisor Class	3	2
Cost of shares redeemed
Institutional Class	(11,174)	(4,778)
Administrative Class	(67,154)	(87,388)
Advisor Class	(355)	(204)
Net increase resulting from Portfolio share transactions	237,154	315,467

Total Increase in Net Assets	229,953	314,151

Net Assets:
Beginning of period	790,920	476,769
End of period*	$1,020,873	$790,920

*Including undistributed net investment income of:	$1,093	$1,188

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Low Duration Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
SLM Corp.
6.000% due 06/30/2008	$2,200	$2,189

Total Bank Loan Obligations (Cost $2,189)		2,189

CORPORATE BONDS & NOTES 27.4%

BANKING & FINANCE 21.0%
AIG-Fp Matched Funding Corp.
5.360% due 06/16/2008	1,700	1,703

Allstate Life Global Funding Trusts
5.400% due 03/23/2009	800	801

American Express Bank FSB
5.330% due 10/16/2008	2,000	2,000
5.380% due 06/22/2009	1,300	1,301
5.380% due 10/20/2009	2,100	2,101

American Express Centurion Bank
5.320% due 05/07/2008	1,400	1,400
5.340% due 06/12/2009	1,900	1,901

American Express Credit Corp.
5.380% due 11/09/2009	1,100	1,101

American International Group, Inc.
5.360% due 06/23/2008	600	600
5.370% due 06/16/2009	5,200	5,222

ANZ National International Ltd.
5.396% due 08/07/2009	1,500	1,500

Bank of America Corp.
5.366% due 11/06/2009	900	900
5.370% due 06/19/2009	6,100	6,109

Bank of America N.A.
5.360% due 02/27/2009	700	700

Bank of Ireland
5.370% due 12/19/2008	3,100	3,104
5.410% due 12/18/2009	1,120	1,122

Bear Stearns Cos., Inc.
5.450% due 03/30/2009	2,900	2,902
5.450% due 08/21/2009	300	300
5.480% due 05/18/2010	2,400	2,399
5.505% due 04/29/2008	3,400	3,405

Calabash Re II Ltd.
13.760% due 01/08/2010	1,900	1,917
16.260% due 01/08/2010	1,900	1,978

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	5,480	5,488
5.430% due 03/10/2009	6,400	6,407

CIT Group, Inc.
5.510% due 08/15/2008	300	300
5.510% due 12/19/2008	400	400
5.570% due 05/23/2008	4,600	4,606

Citigroup Funding, Inc.
5.360% due 06/26/2009	1,400	1,399

Citigroup Global Markets Holdings, Inc.
5.460% due 03/17/2009	1,800	1,803

Citigroup, Inc.
4.200% due 12/20/2007	4,100	4,078
5.390% due 12/28/2009	4,000	4,003
5.395% due 01/30/2009	1,900	1,901
5.400% due 12/26/2008	200	200

Credit Agricole S.A.
5.360% due 05/28/2009	1,500	1,501
5.410% due 05/28/2010	1,700	1,701

DnB NORBank ASA
5.425% due 10/13/2009	8,400	8,405

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Export-Import Bank of Korea
5.450% due 06/01/2009	$2,200	$2,201

General Electric Capital Corp.
5.390% due 01/05/2009	2,500	2,502
5.410% due 10/06/2010	2,100	2,102
5.428% due 01/20/2010	1,400	1,403
5.430% due 08/15/2011	5,500	5,498
5.560% due 01/08/2016	300	300

General Motors Acceptance Corp.
6.510% due 09/23/2008	1,100	1,100

GMAC LLC
6.000% due 12/15/2011	300	285

Goldman Sachs Group, Inc.
5.400% due 12/23/2008	400	400
5.410% due 03/30/2009	2,900	2,902
5.440% due 11/16/2009	600	601
5.450% due 12/22/2008	2,100	2,103
5.455% due 07/29/2008	1,700	1,703
5.475% due 10/05/2007	1,600	1,601
5.685% due 07/23/2009	1,300	1,307

HBOS Treasury Services PLC
5.397% due 07/17/2009	2,200	2,203

HSBC Bank USA N.A.
5.500% due 06/10/2009	1,400	1,404

HSBC Finance Corp.
5.490% due 09/15/2008	500	501
5.500% due 12/05/2008	1,300	1,303
5.607% due 05/10/2010	2,200	2,211

ICICI Bank Ltd.
5.895% due 01/12/2010	2,300	2,305

John Deere Capital Corp.
5.406% due 04/15/2008	1,200	1,201
5.406% due 07/15/2008	1,400	1,401

JPMorgan Chase & Co.
5.539% due 10/02/2009	3,500	3,515

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	1,000	1,000
5.410% due 12/23/2008	400	400
5.440% due 04/03/2009	1,700	1,702
5.460% due 08/21/2009	1,600	1,601
5.460% due 11/16/2009	5,200	5,205
5.570% due 12/23/2010	900	901
5.579% due 07/18/2011	1,000	1,002

Longpoint Re Ltd.
10.609% due 05/08/2010	700	700

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	1,700	1,701
5.440% due 12/04/2009	1,400	1,401
5.460% due 06/16/2008	6,000	6,007

Metropolitan Life Global Funding I
5.400% due 05/17/2010	3,200	3,202

Morgan Stanley
5.406% due 05/07/2009	2,800	2,802
5.467% due 02/09/2009	1,100	1,102
5.595% due 01/22/2009	3,700	3,703
5.609% due 01/18/2011	1,500	1,502

Mystic Re Ltd.
11.660% due 12/05/2008	1,800	1,789

National Australia Bank Ltd.
5.400% due 09/11/2009	1,400	1,402

Pricoa Global Funding I
5.405% due 07/27/2009	3,700	3,706
5.440% due 06/03/2008	3,000	3,005

Residential Capital LLC
6.460% due 05/22/2009	2,000	1,992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Reinsurance 2007 Ltd.
15.610% due 06/07/2010	$300	$300

Royal Bank of Scotland Group PLC
5.360% due 12/21/2007	1,200	1,201
5.750% due 07/06/2012	5,900	5,900

Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007	3,000	3,001
5.370% due 11/20/2008	700	700
5.420% due 09/19/2008	2,800	2,803

SLM Corp.
5.495% due 07/27/2009	900	878

Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008	1,700	1,701

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	1,300	1,303

Wachovia Bank N.A.
5.420% due 05/25/2010	6,000	6,016

Wachovia Corp.
5.486% due 10/15/2011	1,100	1,102

Wells Fargo & Co.
5.400% due 03/10/2008	4,000	4,003
5.460% due 09/15/2009	2,600	2,607

Westpac Banking Corp.
5.280% due 06/06/2008	900	900

World Savings Bank FSB
5.396% due 05/08/2009	7,100	7,104

		214,054

INDUSTRIALS 3.7%
Altria Group, Inc.
7.650% due 07/01/2008	200	204

Amgen, Inc.
5.440% due 11/28/2008	3,600	3,602

Anadarko Petroleum Corp.
5.760% due 09/15/2009	2,200	2,203

BP AMI Leasing, Inc.
5.370% due 06/26/2009	3,700	3,701

Comcast Corp.
5.656% due 07/14/2009	1,600	1,601

CSC Holdings, Inc.
7.250% due 07/15/2008	3,500	3,535
7.875% due 12/15/2007	1,500	1,513

DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	1,600	1,604
5.840% due 09/10/2007	4,758	4,762

Diageo Capital PLC
5.457% due 11/10/2008	2,600	2,603

El Paso Corp.
6.950% due 12/15/2007	1,980	2,001

FedEx Corp.
5.436% due 08/08/2007	1,300	1,300

General Electric Co.
5.400% due 12/09/2008	2,600	2,602

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	200	221

Time Warner, Inc.
5.590% due 11/13/2009	1,800	1,803

Transocean, Inc.
5.560% due 09/05/2008	1,300	1,301

Wal-Mart Stores, Inc.
5.260% due 06/16/2008	3,300	3,300

		37,856

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 2.7%
AT&T, Inc.
5.450% due 05/15/2008	$5,900	$5,906

BellSouth Corp.
5.460% due 08/15/2008	5,900	5,906

Deutsche Telekom International Finance BV
5.540% due 03/23/2009	2,500	2,507

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	5,670	5,698

Telecom Italia Capital S.A.
5.969% due 07/18/2011	1,800	1,813

Telefonica Emisones SAU
5.660% due 06/19/2009	1,700	1,706

Verizon Communications, Inc.
5.400% due 04/03/2009	3,800	3,803

		27,339

Total Corporate Bonds & Notes (Cost $278,880)		279,249

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008	3,000	2,983

Total Commodity Index-Linked Notes (Cost $3,000)		2,983

U.S. GOVERNMENT AGENCIES 20.9%
Fannie Mae
3.736% due 07/01/2034	248	250
4.350% due 03/01/2035	323	326
4.417% due 05/01/2035	774	771
4.500% due 06/25/2043	2,895	2,873
4.510% due 05/01/2035	717	712
4.542% due 09/01/2035	1,335	1,326
4.560% due 11/01/2035	1,476	1,466
4.655% due 08/01/2035	3,369	3,333
4.683% due 07/01/2035	519	512
5.000% due 12/25/2016 - 04/25/2033	70,546	68,501
5.380% due 12/25/2036	905	903
5.440% due 03/25/2034	133	133
5.500% due 12/01/2009 - 10/01/2035	64,244	63,276
5.670% due 09/25/2042 - 03/25/2044	1,567	1,573
5.720% due 05/25/2031 - 11/25/2032	1,501	1,507
6.000% due 08/01/2016 - 07/01/2037	1,140	1,129
6.183% due 09/01/2034	80	81
6.214% due 07/01/2042 - 06/01/2043	1,647	1,672
6.264% due 09/01/2041	675	681
6.335% due 12/01/2036	83	84
6.414% due 09/01/2040	11	11
6.500% due 12/25/2042	22	23
6.973% due 11/01/2035	385	398

Federal Housing Administration
7.430% due 10/01/2020	19	19

Freddie Mac
4.715% due 06/01/2035	2,255	2,207
4.922% due 07/01/2035	975	965
5.000% due 10/01/2018 - 12/15/2026	5,284	5,251
5.470% due 07/15/2019 - 10/15/2020	36,000	35,969
5.500% due 08/15/2030	1	1
5.550% due 07/15/2037	12,600	12,599
5.580% due 08/25/2031	436	438
5.620% due 05/15/2036	1,093	1,097

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.670% due 12/15/2030	$533	$535
5.720% due 06/15/2018	187	187
6.000% due 09/01/2016 - 07/01/2037	1,113	1,104
6.227% due 02/25/2045	961	957
6.500% due 07/25/2043	166	168

Ginnie Mae
4.000% due 07/16/2027	56	56

Total U.S. Government Agencies (Cost $215,509)		213,094

MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,475	1,448
4.390% due 02/25/2045	566	554

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	1,099	1,099

Banc of America Funding Corp.
4.113% due 05/25/2035	7,605	7,449

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	89	90

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	2,780	2,749
4.773% due 01/25/2034	125	125
5.044% due 04/25/2033	29	29
5.329% due 02/25/2033	11	11
5.448% due 04/25/2033	52	51

Bear Stearns Alt-A Trust
5.377% due 05/25/2035	913	909
5.480% due 02/25/2034	1,472	1,472

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	2,672	2,673

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	729	728

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,381	2,349
5.500% due 05/25/2047	1,196	1,199
5.600% due 02/25/2037	3,646	3,656
6.000% due 10/25/2033	93	92
6.500% due 06/25/2033	9	9

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,166	1,162
5.560% due 04/25/2035	258	259
5.590% due 05/25/2034	44	44

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	622	617
5.953% due 03/25/2032	6	6

GMAC Mortgage Corp. Loan Trust
4.998% due 11/19/2035	776	776

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	1,563	1,565
5.400% due 01/25/2047	1,639	1,640

GS Mortgage Securities Corp. II
5.410% due 03/06/2020	6,000	6,007
5.420% due 06/06/2020	763	764

GSR Mortgage Loan Trust
4.538% due 09/25/2035	3,249	3,203
6.000% due 03/25/2032	2	2

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	321	321

Impac CMB Trust
6.120% due 07/25/2033	61	61

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	818	812

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	$330	$331

MASTR Asset Securitization Trust
5.500% due 09/25/2033	77	74

Mellon Residential Funding Corp.
5.800% due 06/15/2030	532	532

MLCC Mortgage Investors, Inc.
6.974% due 01/25/2029	101	102

Morgan Stanley Capital I
5.380% due 10/15/2020	4,081	4,086

Prime Mortgage Trust
5.720% due 02/25/2019	20	20
5.720% due 02/25/2034	67	67

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	267	254

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	1,027	1,028
5.340% due 08/25/2034	1,260	1,259
6.429% due 01/25/2035	734	738

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	376	376
5.650% due 09/19/2032	16	16

Structured Asset Securities Corp.
5.329% due 10/25/2035	1,695	1,693

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	1,363	1,363
5.440% due 08/25/2036	2,967	2,965

Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020	2,900	2,901
5.410% due 09/15/2021	3,811	3,813

Washington Mutual, Inc.
4.816% due 10/25/2032	208	208
5.474% due 02/27/2034	72	71
5.590% due 12/25/2045	397	399
5.610% due 10/25/2045	2,287	2,292
5.759% due 01/25/2047	796	796
6.223% due 05/25/2041	189	190
6.229% due 11/25/2042	285	285
6.429% due 06/25/2042	191	191
6.429% due 08/25/2042	79	79
6.529% due 09/25/2046	1,238	1,243

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,444	1,424

Total Mortgage-Backed Securities (Cost $72,892)		72,727

ASSET-BACKED SECURITIES 18.2%
Accredited Mortgage Loan Trust
5.360% due 09/25/2036	2,983	2,985

ACE Securities Corp.
5.380% due 10/25/2036	1,642	1,643
5.430% due 10/25/2035	353	353

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	13	13

Argent Securities, Inc.
5.370% due 09/25/2036	541	541
5.380% due 05/25/2036	1,948	1,949
5.400% due 01/25/2036	470	471

Asset-Backed Funding Certificates
5.380% due 10/25/2036	1,533	1,534
5.380% due 01/25/2037	1,130	1,131

Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036	1,784	1,785
5.595% due 09/25/2034	495	495
6.970% due 03/15/2032	359	359

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Asset-Backed Securities, Inc.
5.520% due 09/25/2034	$97	$97

Carrington Mortgage Loan Trust
5.385% due 02/25/2036	256	256

Chase Credit Card Master Trust
5.430% due 02/15/2011	2,300	2,305

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	4	4

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	2,500	2,449
5.526% due 02/07/2010	9,300	9,316

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	949	950
5.380% due 05/25/2037	19,300	19,309
5.390% due 01/25/2036	393	393
5.420% due 10/25/2036	7,100	7,099

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	1,612	1,613
5.370% due 05/25/2037	13,790	13,798
5.370% due 12/25/2046	556	556
5.370% due 03/25/2047	1,212	1,213
5.390% due 06/25/2037	1,387	1,388
5.400% due 06/25/2037	1,149	1,149
5.430% due 10/25/2046	1,306	1,307
5.500% due 09/25/2036	9,500	9,507
5.800% due 12/25/2031	77	77

Credit-Based Asset Servicing & Securitization LLC
5.380% due 03/25/2036	369	369
5.380% due 11/25/2036	1,228	1,229

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	15	16

Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032	17	17

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,965	1,966

First USA Credit Card Master Trust
5.480% due 04/18/2011	4,400	4,412

Fremont Home Loan Trust
5.370% due 05/25/2036	245	245
5.380% due 01/25/2037	1,076	1,076
5.390% due 02/25/2037	791	791

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	582	582

GS Auto Loan Trust
5.344% due 07/15/2008	2,500	2,500

GSAMP Trust
5.390% due 12/25/2036	1,485	1,485
5.610% due 03/25/2034	228	228

GSR Mortgage Loan Trust
5.420% due 11/25/2030	157	158

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,140	1,140
5.670% due 09/20/2033	188	188

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	843	844

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	947	948
5.420% due 03/25/2036	146	146

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	608	608
5.380% due 04/01/2037	2,121	2,120

Lehman XS Trust
5.390% due 05/25/2046	558	558
5.400% due 11/25/2046	1,935	1,936
5.440% due 11/25/2036	2,021	2,023

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	$179	$179
5.410% due 01/25/2036	346	347
5.600% due 10/25/2034	135	135

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	1,466	1,467

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	5,009	5,010
5.430% due 07/25/2036	975	976

Morgan Stanley ABS Capital I
5.370% due 09/25/2036	4,997	4,998
5.380% due 05/25/2037	2,754	2,753

Nationstar Home Equity Loan Trust
5.440% due 04/25/2037	8,602	8,608

Nelnet Student Loan Trust
5.340% due 09/25/2012	941	942

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	1,040	1,040

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	323	323

Option One Mortgage Loan Trust
5.370% due 01/25/2037	1,560	1,561
5.420% due 11/25/2035	194	194

Residential Asset Mortgage Products, Inc.
5.430% due 09/25/2035	193	193

Residential Asset Securities Corp.
5.360% due 08/25/2036	625	625
5.390% due 11/25/2036	1,533	1,534

Residential Funding Mortgage Securities II, Inc.
5.440% due 05/25/2037	3,267	3,269

Saxon Asset Securities Trust
5.380% due 11/25/2036	718	718

Securitized Asset-Backed Receivables LLC Trust
5.440% due 05/25/2037	2,500	2,500

SLM Student Loan Trust
5.325% due 10/25/2012	2,224	2,225
5.335% due 04/25/2012	1,454	1,455
5.335% due 04/25/2014	6,348	6,352
5.355% due 01/25/2016	880	881
5.355% due 10/25/2016	2,500	2,502
5.365% due 01/26/2015	170	170
5.365% due 04/27/2015	2,270	2,271

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	1,010	1,010
5.380% due 11/25/2036	5,465	5,465
5.400% due 01/25/2037	5,629	5,633
5.420% due 12/25/2035	67	67
5.430% due 11/25/2035	79	79

Structured Asset Securities Corp.
5.370% due 10/25/2036	1,700	1,701
5.420% due 09/25/2035	581	581
5.450% due 12/25/2035	423	423

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034	67	67

USAA Auto Owner Trust
5.337% due 07/11/2008	1,800	1,800

Wachovia Auto Owner Trust
4.820% due 02/20/2009	88	88
5.337% due 06/20/2008	2,100	2,100

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	988	989
5.440% due 12/25/2035	1,285	1,285

Total Asset-Backed Securities (Cost $186,057)		186,146

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.6%
Korea Development Bank
5.490% due 04/03/2010	$6,100	$6,105

Total Sovereign Issues (Cost $6,100)		6,105

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049	420	4,376

Total Preferred Stocks (Cost $4,462)		4,376

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.4%

CERTIFICATES OF DEPOSIT 5.2%
BNP Paribas
5.262% due 05/28/2008	$1,200	1,200
5.262% due 07/03/2008	6,800	6,799

BNP Paribas Finance, Inc.
5.270% due 09/23/2008	800	799

Calyon Financial, Inc.
5.340% due 01/16/2009	2,400	2,400

Dexia Credit Local S.A.
5.270% due 09/29/2008	8,900	8,895

Fortis Bank NY
5.265% due 04/28/2008	3,200	3,202
5.265% due 06/30/2008	1,400	1,400
5.310% due 09/30/2008	1,800	1,800

HSBC Bank USA N.A.
5.460% due 07/28/2008	3,100	3,105

Nordea Bank Finland PLC
5.308% due 05/28/2008	1,200	1,201

Royal Bank of Canada
5.267% due 06/30/2008	3,300	3,303

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	900	900
5.265% due 03/26/2008	800	800

Societe Generale NY
5.269% due 06/30/2008	5,600	5,603
5.270% due 03/26/2008	3,000	3,000
5.271% due 06/30/2008	900	901

Unicredito Italiano NY
5.360% due 12/03/2007	5,400	5,402
5.360% due 05/29/2008	2,200	2,201

		52,911

COMMERCIAL PAPER 20.2%
Bank of America Corp.
5.195% due 10/04/2007	10,700	10,668

Calyon N.A. LLC
5.175% due 06/29/2010	23,000	22,977

Cox Communications, Inc.
5.570% due 09/17/2007	600	600

Danske Corp.
5.205% due 10/12/2007	18,300	18,103

Fortis Funding LLC
5.255% due 09/05/2007	23,200	23,146
5.275% due 09/05/2007	900	896

Freddie Mac
4.800% due 07/02/2007	35,000	35,000

Nordea N.A., Inc.
5.308% due 04/09/2009	3,600	3,599

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.210% due 11/26/2007	$900	$891
5.225% due 11/26/2007	1,200	1,182
5.240% due 11/26/2007	2,200	2,174
5.250% due 11/26/2007	800	789

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	27,500	27,500

UBS Finance Delaware LLC
5.145% due 10/23/2007	400	398
5.205% due 10/23/2007	1,100	1,097
5.230% due 10/23/2007	21,200	20,868
5.235% due 10/23/2007	2,200	2,178
5.240% due 10/23/2007	5,900	5,819

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Westpac Banking Corp.
5.240% due 11/05/2007	$28,700	$28,361

		206,246

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 07/02/2007	5,573	5,573

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $5,687. Repurchase proceeds are $5,575.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.4%
4.635% due 08/30/2007 - 09/13/2007 (a)(c)	$4,470	$4,422

Total Short-Term Instruments (Cost $269,167)		269,152

PURCHASED OPTIONS (e) 0.1%
(Cost $1,895)		1,060

Total Investments (b) 101.6% (Cost $1,040,151)		$1,037,081

Written Options (f) (0.1%) (Premiums $1,363)		(492)

Other Assets and Liabilities (Net) (1.5%)		(15,716)

Net Assets 100.0%		$1,020,873

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $77,693 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $4,422 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2007	140	$(199)
90-Day Euribor December Futures	Long	12/2008	46	(103)
90-Day Euribor June Futures	Long	06/2008	86	(185)
90-Day Euribor March Futures	Long	03/2008	22	(44)
90-Day Euribor September Futures	Long	09/2008	46	(106)
90-Day Eurodollar December Futures	Long	12/2007	784	(748)
90-Day Eurodollar December Futures	Long	12/2008	259	(115)
90-Day Eurodollar June Futures	Long	06/2008	1,258	(1,320)
90-Day Eurodollar March Futures	Long	03/2008	1,978	(2,263)
90-Day Eurodollar March Futures	Long	03/2009	20	(29)
90-Day Eurodollar September Futures	Long	09/2008	178	(57)
90-Day Euroyen December Futures	Long	12/2007	131	(16)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	55	(113)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	371	(541)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	21	(28)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	55	(118)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	324	(500)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	445	(97)

				$(6,582)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	54,000	$2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$2,000	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		1,000	3
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%		06/20/2009		4,000	(4)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%		06/20/2009		4,000	(1)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		300	0
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		1,400	6
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009		2,700	12
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009		1,000	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%		06/20/2009		4,000	(5)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%		11/20/2007		5,100	6

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	$3,600	$2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	500	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	500	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	6,000	114
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	200	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	2,600	34
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	1,000	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	4,000	0

						$186

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	2,100	$(1)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	4,200	24
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,100	8
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		2,700	18
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,400	29
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,500	27
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	300	(3)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,300	16
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		4,600	94
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		2,400	(17)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		600	(5)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	(11)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		3,600	(38)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		900	(9)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		1,300	(13)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	5,900	(58)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,400	(49)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		700	(17)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		3,500	(35)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		6,000	525
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,700	(26)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		200	(13)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,100	(46)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	310,000	(7)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,290,000	(12)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		500,000	(7)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		160,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,940,000	(42)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	12,200	(10)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$13,600	(15)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		41,900	18
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		11,100	(84)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		20,300	(160)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,800	(25)

							$55

(e) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	6,000	$28	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		$9,000	40	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		44,000	208	87
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		13,800	77	17
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		5,200	18	10
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		10,000	41	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		30,000	78	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		36,000	81	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		45,700	227	73
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		63,600	371	79
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		62,700	218	212

								$1,387	$478

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Low Duration Portfolio (Cont.)

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$1,000	$44	$77
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	1,000	44	25
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	45	71
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	39	27
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	1,000	42	68
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	1,000	42	28
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	201
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	85

					$508	$582

(f) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	2,000	$24	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		$19,000	209	96
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		6,000	73	18
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		2,300	19	12
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		7,600	82	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		4,500	47	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		6,000	70	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		3,000	34	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		20,000	240	72
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		14,700	196	45
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,000	160	44
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		20,900	209	205

								$1,363	$492

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	07/01/2037	$4,000	$3,885	$3,858
U.S. Treasury Notes	4.625%	02/15/2017	2,800	2,723	2,763

				$6,608	$6,621

(2) Market value includes $50 of interest payable on short sales.

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,792	07/2007	$23	$0	$23
Sell		34	07/2007	0	0	0
Buy	BRL	29,907	10/2007	572	0	572
Buy		14,977	03/2008	478	0	478
Buy	CAD	2,735	08/2007	11	0	11
Buy	CLP	130,534	03/2008	0	(1)	(1)
Buy	CNY	768	09/2007	2	0	2
Sell		768	09/2007	0	0	0
Buy		11,517	11/2007	12	0	12
Sell		14,080	11/2007	1	(4)	(3)
Buy		4,059	01/2008	0	(4)	(4)
Sell		4,059	01/2008	0	(1)	(1)
Buy	EUR	5,466	07/2007	72	0	72
Sell	GBP	3,730	08/2007	0	(39)	(39)
Buy	INR	41,409	10/2007	4	0	4
Buy		4,970	11/2007	0	(1)	(1)
Buy		260,547	05/2008	59	0	59
Buy	KRW	2,631,872	07/2007	17	0	17
Sell		177,295	07/2007	0	(1)	(1)
Buy		1,082,809	08/2007	0	0	0
Buy		987,632	09/2007	7	0	7
Sell		241,906	09/2007	0	(5)	(5)
Buy	MXN	14,088	09/2007	18	0	18
Buy		34,243	03/2008	19	(5)	14

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	6,017	05/2008	$0	$(13)	$(13)
Buy	NZD	408	07/2007	8	0	8
Buy	PHP	14,604	05/2008	0	(3)	(3)
Buy	PLN	11,325	09/2007	76	(1)	75
Buy	RUB	35,543	09/2007	18	0	18
Buy		21,548	11/2007	21	0	21
Buy		50,111	12/2007	45	0	45
Buy		85,054	01/2008	17	0	17
Buy	SEK	5,098	09/2007	9	0	9
Buy	SGD	5,064	07/2007	0	(18)	(18)
Sell		2,968	07/2007	0	(11)	(11)
Buy		2,154	08/2007	8	(2)	6
Buy		172	09/2007	0	0	0
Buy		4,887	10/2007	17	0	17
Buy	ZAR	106	09/2007	0	0	0
Buy		202	03/2008	0	0	0

				$1,514	$(109)	$1,405

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Notes to Financial Statements

1.  ORGANIZATION

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CLP	Chilean Peso	PHP	Philippines Peso
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SEK	Swedish Krona
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)   The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(o) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $2,189,000 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(p) Commodities Index-Linked/Structured Notes  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 0.3% of the Portfolio’s net assets and resulted in unrealized depreciation of $17,003.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$132,589	$60,737	$195,469	$25,549

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 12/31/2006	19	$98,000	EUR	2,000	GBP	1,300	$1,000
Sales	309	104,900		0		0	1,311
Closing Buys	(138)	(85,900)		0		0	(862)
Expirations	(165)	0		0		(1,300)	(76)
Exercised	(25)	0		0		0	(10)
Balance at 06/30/2007	0	$117,000	EUR	2,000	GBP	0	$1,363

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	304	$3,048	1,150	$11,541
Administrative Class	29,060	291,519	36,746	369,230
Advisor Class	42	421	39	390
Issued as reinvestment of distributions
Institutional Class	60	599	106	1,072
Administrative Class	2,018	20,247	2,547	25,602
Advisor Class	0	3	0	2
Cost of shares redeemed
Institutional Class	(1,117)	(11,174)	(476)	(4,778)
Administrative Class	(6,686)	(67,154)	(8,707)	(87,388)
Advisor Class	(35)	(355)	(20)	(204)
Net increase resulting from Portfolio share transactions	23,646	$237,154	31,385	$315,467

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	2	71
Advisor Class	1	96

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 767	$ (3,837)	$ (3,070)

22	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	23

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Low Duration Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

Corporate Bonds & Notes	26.9%
Short-Term Instruments	26.0%
U.S. Government Agencies	20.5%
Asset-Backed Securities	18.0%
Mortgage-Backed Securities	7.0%
Other	1.6%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (03/31/06)
PIMCO Low Duration Portfolio Advisor Class	1.52%	4.80%	4.24%
Merrill Lynch 1-3 Year Treasury Index±	2.11%	5.07%	4.58%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,015.18	$1,021.08
Expenses Paid During Period†	$3.75	$3.76

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income securities of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

»	Above-index duration exposure, or sensitivity to changes in market interest rates, during the period detracted from performance as interest rates rose.

»	The Portfolio’s emphasis at the shorter-end of the yield curve, mostly through Eurodollar contracts, added to returns as rates on short maturities declined during the period.

»	An emphasis on mortgages was slightly negative for returns as the sector slightly underperformed Treasuries on a like-duration basis.

»	Exposure to high-yield and corporate bonds was slightly positive for performance as these sectors outperformed Treasuries.

»	Low exposure to emerging markets was neutral for performance as the sector slightly outperformed Treasuries on a like-duration basis.

»	Tactical exposure to non-U.S. issues, with a focus on shorter-maturity U.K. securities, detracted from returns as these positions underperformed comparable U.S. Treasuries.

4	PIMCO Variable Insurance Trust

Financial Highlights  Low Duration Portfolio

Selected per Share Data for the Period Ended:	06/30/2007+	03/31/2006–12/31/2006

Advisor Class
Net asset value beginning of period	$10.06	$10.01
Net investment income (a)	0.23	0.35
Net realized/unrealized gain (loss) on investments (a)	(0.08)	0.02
Total income from investment operations	0.15	0.37
Dividends from net investment income	(0.23)	(0.32)
Total distributions	(0.23)	(0.32)
Net asset value end of period	$9.98	$10.06
Total return	1.52%	3.75%
Net assets end of period (000s)	$256	$188
Ratio of expenses to average net assets	0.75%*	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%*
Ratio of net investment income to average net assets	4.58%*	4.59%*
Portfolio turnover rate	12%	200%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Low Duration Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$1,037,081
Cash	259
Foreign currency, at value	6,512
Receivable for investments sold	6,658
Receivable for Portfolio shares sold	3,235
Interest and dividends receivable	3,739
Variation margin receivable	773
Swap premiums paid	2,713
Unrealized appreciation on foreign currency contracts	1,514
Unrealized appreciation on swap agreements	956
1,063,440

Liabilities:
Payable for investments purchased	$20,328
Payable for investments purchased on a delayed-delivery basis	12,597
Payable for Portfolio shares redeemed	48
Payable for short sales	6,621
Written options outstanding	492
Dividends payable	12
Accrued investment advisory fee	208
Accrued administration fee	208
Accrued servicing fee	111
Variation margin payable	663
Swap premiums received	444
Unrealized depreciation on foreign currency contracts	109
Unrealized depreciation on swap agreements	715
Other liabilities	11
42,567

Net Assets	$1,020,873

Net Assets Consist of:
Paid in capital	$1,036,658
Undistributed net investment income	1,093
Accumulated undistributed net realized (loss)	(9,797)
Net unrealized (depreciation)	(7,081)
$1,020,873

Net Assets:
Institutional Class	$18,166
Administrative Class	1,002,451
Advisor Class	256

Shares Issued and Outstanding:
Institutional Class	1,820
Administrative Class	100,430
Advisor Class	26

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.98
Administrative Class	9.98
Advisor Class	9.98

Cost of Investments Owned	$1,040,151
Cost of Foreign Currency Held	$6,490
Proceeds Received on Short Sales	$6,608
Premiums Received on Written Options	$1,363

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest, net of foreign taxes*	$23,402
Dividends	166
Miscellaneous income	25
Total Income	23,593

Expenses:
Investment advisory fees	1,086
Administration fees	1,086
Servicing fees – Administrative Class	633
Trustees’ fees	9
Total Expenses	2,814

Net Investment Income	20,779

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(434)
Net realized (loss) on futures contracts, written options and swaps	(2,941)
Net realized gain on foreign currency transactions	512
Net change in unrealized (depreciation) on investments	(2,479)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(3,146)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,382
Net (Loss)	(7,106)

Net Increase in Net Assets Resulting from Operations	$13,673

*Foreign tax withholding	$8

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$20,779	$26,588
Net realized (loss)	(2,863)	(382)
Net change in unrealized (depreciation)	(4,243)	(846)
Net increase resulting from operations	13,673	25,360

Distributions to Shareholders:
From net investment income
Institutional Class	(600)	(1,072)
Administrative Class	(20,271)	(25,602)
Advisor Class	(3)	(2)

Total Distributions	(20,874)	(26,676)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,048	11,541
Administrative Class	291,518	369,230
Advisor Class	421	390
Issued as reinvestment of distributions
Institutional Class	600	1,072
Administrative Class	20,247	25,602
Advisor Class	3	2
Cost of shares redeemed
Institutional Class	(11,174)	(4,778)
Administrative Class	(67,154)	(87,388)
Advisor Class	(355)	(204)
Net increase resulting from Portfolio share transactions	237,154	315,467

Total Increase in Net Assets	229,953	314,151

Net Assets:
Beginning of period	790,920	476,769
End of period*	$1,020,873	$790,920

*Including undistributed net investment income of:	$1,093	$1,188

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Low Duration Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%
SLM Corp.
6.000% due 06/30/2008	$2,200	$2,189

Total Bank Loan Obligations (Cost $2,189)		2,189

CORPORATE BONDS & NOTES 27.4%

BANKING & FINANCE 21.0%
AIG-Fp Matched Funding Corp.
5.360% due 06/16/2008	1,700	1,703

Allstate Life Global Funding Trusts
5.400% due 03/23/2009	800	801

American Express Bank FSB
5.330% due 10/16/2008	2,000	2,000
5.380% due 06/22/2009	1,300	1,301
5.380% due 10/20/2009	2,100	2,101

American Express Centurion Bank
5.320% due 05/07/2008	1,400	1,400
5.340% due 06/12/2009	1,900	1,901

American Express Credit Corp.
5.380% due 11/09/2009	1,100	1,101

American International Group, Inc.
5.360% due 06/23/2008	600	600
5.370% due 06/16/2009	5,200	5,222

ANZ National International Ltd.
5.396% due 08/07/2009	1,500	1,500

Bank of America Corp.
5.366% due 11/06/2009	900	900
5.370% due 06/19/2009	6,100	6,109

Bank of America N.A.
5.360% due 02/27/2009	700	700

Bank of Ireland
5.370% due 12/19/2008	3,100	3,104
5.410% due 12/18/2009	1,120	1,122

Bear Stearns Cos., Inc.
5.450% due 03/30/2009	2,900	2,902
5.450% due 08/21/2009	300	300
5.480% due 05/18/2010	2,400	2,399
5.505% due 04/29/2008	3,400	3,405

Calabash Re II Ltd.
13.760% due 01/08/2010	1,900	1,917
16.260% due 01/08/2010	1,900	1,978

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	5,480	5,488
5.430% due 03/10/2009	6,400	6,407

CIT Group, Inc.
5.510% due 08/15/2008	300	300
5.510% due 12/19/2008	400	400
5.570% due 05/23/2008	4,600	4,606

Citigroup Funding, Inc.
5.360% due 06/26/2009	1,400	1,399

Citigroup Global Markets Holdings, Inc.
5.460% due 03/17/2009	1,800	1,803

Citigroup, Inc.
4.200% due 12/20/2007	4,100	4,078
5.390% due 12/28/2009	4,000	4,003
5.395% due 01/30/2009	1,900	1,901
5.400% due 12/26/2008	200	200

Credit Agricole S.A.
5.360% due 05/28/2009	1,500	1,501
5.410% due 05/28/2010	1,700	1,701

DnB NORBank ASA
5.425% due 10/13/2009	8,400	8,405

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Export-Import Bank of Korea
5.450% due 06/01/2009	$2,200	$2,201

General Electric Capital Corp.
5.390% due 01/05/2009	2,500	2,502
5.410% due 10/06/2010	2,100	2,102
5.428% due 01/20/2010	1,400	1,403
5.430% due 08/15/2011	5,500	5,498
5.560% due 01/08/2016	300	300

General Motors Acceptance Corp.
6.510% due 09/23/2008	1,100	1,100

GMAC LLC
6.000% due 12/15/2011	300	285

Goldman Sachs Group, Inc.
5.400% due 12/23/2008	400	400
5.410% due 03/30/2009	2,900	2,902
5.440% due 11/16/2009	600	601
5.450% due 12/22/2008	2,100	2,103
5.455% due 07/29/2008	1,700	1,703
5.475% due 10/05/2007	1,600	1,601
5.685% due 07/23/2009	1,300	1,307

HBOS Treasury Services PLC
5.397% due 07/17/2009	2,200	2,203

HSBC Bank USA N.A.
5.500% due 06/10/2009	1,400	1,404

HSBC Finance Corp.
5.490% due 09/15/2008	500	501
5.500% due 12/05/2008	1,300	1,303
5.607% due 05/10/2010	2,200	2,211

ICICI Bank Ltd.
5.895% due 01/12/2010	2,300	2,305

John Deere Capital Corp.
5.406% due 04/15/2008	1,200	1,201
5.406% due 07/15/2008	1,400	1,401

JPMorgan Chase & Co.
5.539% due 10/02/2009	3,500	3,515

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	1,000	1,000
5.410% due 12/23/2008	400	400
5.440% due 04/03/2009	1,700	1,702
5.460% due 08/21/2009	1,600	1,601
5.460% due 11/16/2009	5,200	5,205
5.570% due 12/23/2010	900	901
5.579% due 07/18/2011	1,000	1,002

Longpoint Re Ltd.
10.609% due 05/08/2010	700	700

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	1,700	1,701
5.440% due 12/04/2009	1,400	1,401
5.460% due 06/16/2008	6,000	6,007

Metropolitan Life Global Funding I
5.400% due 05/17/2010	3,200	3,202

Morgan Stanley
5.406% due 05/07/2009	2,800	2,802
5.467% due 02/09/2009	1,100	1,102
5.595% due 01/22/2009	3,700	3,703
5.609% due 01/18/2011	1,500	1,502

Mystic Re Ltd.
11.660% due 12/05/2008	1,800	1,789

National Australia Bank Ltd.
5.400% due 09/11/2009	1,400	1,402

Pricoa Global Funding I
5.405% due 07/27/2009	3,700	3,706
5.440% due 06/03/2008	3,000	3,005

Residential Capital LLC
6.460% due 05/22/2009	2,000	1,992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Reinsurance 2007 Ltd.
15.610% due 06/07/2010	$300	$300

Royal Bank of Scotland Group PLC
5.360% due 12/21/2007	1,200	1,201
5.750% due 07/06/2012	5,900	5,900

Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007	3,000	3,001
5.370% due 11/20/2008	700	700
5.420% due 09/19/2008	2,800	2,803

SLM Corp.
5.495% due 07/27/2009	900	878

Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008	1,700	1,701

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	1,300	1,303

Wachovia Bank N.A.
5.420% due 05/25/2010	6,000	6,016

Wachovia Corp.
5.486% due 10/15/2011	1,100	1,102

Wells Fargo & Co.
5.400% due 03/10/2008	4,000	4,003
5.460% due 09/15/2009	2,600	2,607

Westpac Banking Corp.
5.280% due 06/06/2008	900	900

World Savings Bank FSB
5.396% due 05/08/2009	7,100	7,104

		214,054

INDUSTRIALS 3.7%
Altria Group, Inc.
7.650% due 07/01/2008	200	204

Amgen, Inc.
5.440% due 11/28/2008	3,600	3,602

Anadarko Petroleum Corp.
5.760% due 09/15/2009	2,200	2,203

BP AMI Leasing, Inc.
5.370% due 06/26/2009	3,700	3,701

Comcast Corp.
5.656% due 07/14/2009	1,600	1,601

CSC Holdings, Inc.
7.250% due 07/15/2008	3,500	3,535
7.875% due 12/15/2007	1,500	1,513

DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	1,600	1,604
5.840% due 09/10/2007	4,758	4,762

Diageo Capital PLC
5.457% due 11/10/2008	2,600	2,603

El Paso Corp.
6.950% due 12/15/2007	1,980	2,001

FedEx Corp.
5.436% due 08/08/2007	1,300	1,300

General Electric Co.
5.400% due 12/09/2008	2,600	2,602

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	200	221

Time Warner, Inc.
5.590% due 11/13/2009	1,800	1,803

Transocean, Inc.
5.560% due 09/05/2008	1,300	1,301

Wal-Mart Stores, Inc.
5.260% due 06/16/2008	3,300	3,300

		37,856

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UTILITIES 2.7%
AT&T, Inc.
5.450% due 05/15/2008	$5,900	$5,906

BellSouth Corp.
5.460% due 08/15/2008	5,900	5,906

Deutsche Telekom International Finance BV
5.540% due 03/23/2009	2,500	2,507

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	5,670	5,698

Telecom Italia Capital S.A.
5.969% due 07/18/2011	1,800	1,813

Telefonica Emisones SAU
5.660% due 06/19/2009	1,700	1,706

Verizon Communications, Inc.
5.400% due 04/03/2009	3,800	3,803

		27,339

Total Corporate Bonds & Notes (Cost $278,880)		279,249

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008	3,000	2,983

Total Commodity Index-Linked Notes (Cost $3,000)		2,983

U.S. GOVERNMENT AGENCIES 20.9%
Fannie Mae
3.736% due 07/01/2034	248	250
4.350% due 03/01/2035	323	326
4.417% due 05/01/2035	774	771
4.500% due 06/25/2043	2,895	2,873
4.510% due 05/01/2035	717	712
4.542% due 09/01/2035	1,335	1,326
4.560% due 11/01/2035	1,476	1,466
4.655% due 08/01/2035	3,369	3,333
4.683% due 07/01/2035	519	512
5.000% due 12/25/2016 - 04/25/2033	70,546	68,501
5.380% due 12/25/2036	905	903
5.440% due 03/25/2034	133	133
5.500% due 12/01/2009 - 10/01/2035	64,244	63,276
5.670% due 09/25/2042 - 03/25/2044	1,567	1,573
5.720% due 05/25/2031 - 11/25/2032	1,501	1,507
6.000% due 08/01/2016 - 07/01/2037	1,140	1,129
6.183% due 09/01/2034	80	81
6.214% due 07/01/2042 - 06/01/2043	1,647	1,672
6.264% due 09/01/2041	675	681
6.335% due 12/01/2036	83	84
6.414% due 09/01/2040	11	11
6.500% due 12/25/2042	22	23
6.973% due 11/01/2035	385	398

Federal Housing Administration
7.430% due 10/01/2020	19	19

Freddie Mac
4.715% due 06/01/2035	2,255	2,207
4.922% due 07/01/2035	975	965
5.000% due 10/01/2018 - 12/15/2026	5,284	5,251
5.470% due 07/15/2019 - 10/15/2020	36,000	35,969
5.500% due 08/15/2030	1	1
5.550% due 07/15/2037	12,600	12,599
5.580% due 08/25/2031	436	438
5.620% due 05/15/2036	1,093	1,097

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.670% due 12/15/2030	$533	$535
5.720% due 06/15/2018	187	187
6.000% due 09/01/2016 - 07/01/2037	1,113	1,104
6.227% due 02/25/2045	961	957
6.500% due 07/25/2043	166	168

Ginnie Mae
4.000% due 07/16/2027	56	56

Total U.S. Government Agencies (Cost $215,509)		213,094

MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,475	1,448
4.390% due 02/25/2045	566	554

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	1,099	1,099

Banc of America Funding Corp.
4.113% due 05/25/2035	7,605	7,449

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	89	90

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	2,780	2,749
4.773% due 01/25/2034	125	125
5.044% due 04/25/2033	29	29
5.329% due 02/25/2033	11	11
5.448% due 04/25/2033	52	51

Bear Stearns Alt-A Trust
5.377% due 05/25/2035	913	909
5.480% due 02/25/2034	1,472	1,472

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	2,672	2,673

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	729	728

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,381	2,349
5.500% due 05/25/2047	1,196	1,199
5.600% due 02/25/2037	3,646	3,656
6.000% due 10/25/2033	93	92
6.500% due 06/25/2033	9	9

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,166	1,162
5.560% due 04/25/2035	258	259
5.590% due 05/25/2034	44	44

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	622	617
5.953% due 03/25/2032	6	6

GMAC Mortgage Corp. Loan Trust
4.998% due 11/19/2035	776	776

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	1,563	1,565
5.400% due 01/25/2047	1,639	1,640

GS Mortgage Securities Corp. II
5.410% due 03/06/2020	6,000	6,007
5.420% due 06/06/2020	763	764

GSR Mortgage Loan Trust
4.538% due 09/25/2035	3,249	3,203
6.000% due 03/25/2032	2	2

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	321	321

Impac CMB Trust
6.120% due 07/25/2033	61	61

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	818	812

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	$330	$331

MASTR Asset Securitization Trust
5.500% due 09/25/2033	77	74

Mellon Residential Funding Corp.
5.800% due 06/15/2030	532	532

MLCC Mortgage Investors, Inc.
6.974% due 01/25/2029	101	102

Morgan Stanley Capital I
5.380% due 10/15/2020	4,081	4,086

Prime Mortgage Trust
5.720% due 02/25/2019	20	20
5.720% due 02/25/2034	67	67

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	267	254

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	1,027	1,028
5.340% due 08/25/2034	1,260	1,259
6.429% due 01/25/2035	734	738

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	376	376
5.650% due 09/19/2032	16	16

Structured Asset Securities Corp.
5.329% due 10/25/2035	1,695	1,693

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	1,363	1,363
5.440% due 08/25/2036	2,967	2,965

Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020	2,900	2,901
5.410% due 09/15/2021	3,811	3,813

Washington Mutual, Inc.
4.816% due 10/25/2032	208	208
5.474% due 02/27/2034	72	71
5.590% due 12/25/2045	397	399
5.610% due 10/25/2045	2,287	2,292
5.759% due 01/25/2047	796	796
6.223% due 05/25/2041	189	190
6.229% due 11/25/2042	285	285
6.429% due 06/25/2042	191	191
6.429% due 08/25/2042	79	79
6.529% due 09/25/2046	1,238	1,243

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,444	1,424

Total Mortgage-Backed Securities (Cost $72,892)		72,727

ASSET-BACKED SECURITIES 18.2%
Accredited Mortgage Loan Trust
5.360% due 09/25/2036	2,983	2,985

ACE Securities Corp.
5.380% due 10/25/2036	1,642	1,643
5.430% due 10/25/2035	353	353

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	13	13

Argent Securities, Inc.
5.370% due 09/25/2036	541	541
5.380% due 05/25/2036	1,948	1,949
5.400% due 01/25/2036	470	471

Asset-Backed Funding Certificates
5.380% due 10/25/2036	1,533	1,534
5.380% due 01/25/2037	1,130	1,131

Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036	1,784	1,785
5.595% due 09/25/2034	495	495
6.970% due 03/15/2032	359	359

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Asset-Backed Securities, Inc.
5.520% due 09/25/2034	$97	$97

Carrington Mortgage Loan Trust
5.385% due 02/25/2036	256	256

Chase Credit Card Master Trust
5.430% due 02/15/2011	2,300	2,305

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	4	4

Citibank Credit Card Issuance Trust
2.900% due 05/17/2010	2,500	2,449
5.526% due 02/07/2010	9,300	9,316

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	949	950
5.380% due 05/25/2037	19,300	19,309
5.390% due 01/25/2036	393	393
5.420% due 10/25/2036	7,100	7,099

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	1,612	1,613
5.370% due 05/25/2037	13,790	13,798
5.370% due 12/25/2046	556	556
5.370% due 03/25/2047	1,212	1,213
5.390% due 06/25/2037	1,387	1,388
5.400% due 06/25/2037	1,149	1,149
5.430% due 10/25/2046	1,306	1,307
5.500% due 09/25/2036	9,500	9,507
5.800% due 12/25/2031	77	77

Credit-Based Asset Servicing & Securitization LLC
5.380% due 03/25/2036	369	369
5.380% due 11/25/2036	1,228	1,229

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	15	16

Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032	17	17

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,965	1,966

First USA Credit Card Master Trust
5.480% due 04/18/2011	4,400	4,412

Fremont Home Loan Trust
5.370% due 05/25/2036	245	245
5.380% due 01/25/2037	1,076	1,076
5.390% due 02/25/2037	791	791

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	582	582

GS Auto Loan Trust
5.344% due 07/15/2008	2,500	2,500

GSAMP Trust
5.390% due 12/25/2036	1,485	1,485
5.610% due 03/25/2034	228	228

GSR Mortgage Loan Trust
5.420% due 11/25/2030	157	158

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,140	1,140
5.670% due 09/20/2033	188	188

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	843	844

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	947	948
5.420% due 03/25/2036	146	146

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	608	608
5.380% due 04/01/2037	2,121	2,120

Lehman XS Trust
5.390% due 05/25/2046	558	558
5.400% due 11/25/2046	1,935	1,936
5.440% due 11/25/2036	2,021	2,023

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	$179	$179
5.410% due 01/25/2036	346	347
5.600% due 10/25/2034	135	135

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	1,466	1,467

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	5,009	5,010
5.430% due 07/25/2036	975	976

Morgan Stanley ABS Capital I
5.370% due 09/25/2036	4,997	4,998
5.380% due 05/25/2037	2,754	2,753

Nationstar Home Equity Loan Trust
5.440% due 04/25/2037	8,602	8,608

Nelnet Student Loan Trust
5.340% due 09/25/2012	941	942

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	1,040	1,040

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	323	323

Option One Mortgage Loan Trust
5.370% due 01/25/2037	1,560	1,561
5.420% due 11/25/2035	194	194

Residential Asset Mortgage Products, Inc.
5.430% due 09/25/2035	193	193

Residential Asset Securities Corp.
5.360% due 08/25/2036	625	625
5.390% due 11/25/2036	1,533	1,534

Residential Funding Mortgage Securities II, Inc.
5.440% due 05/25/2037	3,267	3,269

Saxon Asset Securities Trust
5.380% due 11/25/2036	718	718

Securitized Asset-Backed Receivables LLC Trust
5.440% due 05/25/2037	2,500	2,500

SLM Student Loan Trust
5.325% due 10/25/2012	2,224	2,225
5.335% due 04/25/2012	1,454	1,455
5.335% due 04/25/2014	6,348	6,352
5.355% due 01/25/2016	880	881
5.355% due 10/25/2016	2,500	2,502
5.365% due 01/26/2015	170	170
5.365% due 04/27/2015	2,270	2,271

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	1,010	1,010
5.380% due 11/25/2036	5,465	5,465
5.400% due 01/25/2037	5,629	5,633
5.420% due 12/25/2035	67	67
5.430% due 11/25/2035	79	79

Structured Asset Securities Corp.
5.370% due 10/25/2036	1,700	1,701
5.420% due 09/25/2035	581	581
5.450% due 12/25/2035	423	423

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034	67	67

USAA Auto Owner Trust
5.337% due 07/11/2008	1,800	1,800

Wachovia Auto Owner Trust
4.820% due 02/20/2009	88	88
5.337% due 06/20/2008	2,100	2,100

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	988	989
5.440% due 12/25/2035	1,285	1,285

Total Asset-Backed Securities (Cost $186,057)		186,146

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.6%
Korea Development Bank
5.490% due 04/03/2010	$6,100	$6,105

Total Sovereign Issues (Cost $6,100)		6,105

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049	420	4,376

Total Preferred Stocks (Cost $4,462)		4,376

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.4%

CERTIFICATES OF DEPOSIT 5.2%
BNP Paribas
5.262% due 05/28/2008	$1,200	1,200
5.262% due 07/03/2008	6,800	6,799

BNP Paribas Finance, Inc.
5.270% due 09/23/2008	800	799

Calyon Financial, Inc.
5.340% due 01/16/2009	2,400	2,400

Dexia Credit Local S.A.
5.270% due 09/29/2008	8,900	8,895

Fortis Bank NY
5.265% due 04/28/2008	3,200	3,202
5.265% due 06/30/2008	1,400	1,400
5.310% due 09/30/2008	1,800	1,800

HSBC Bank USA N.A.
5.460% due 07/28/2008	3,100	3,105

Nordea Bank Finland PLC
5.308% due 05/28/2008	1,200	1,201

Royal Bank of Canada
5.267% due 06/30/2008	3,300	3,303

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	900	900
5.265% due 03/26/2008	800	800

Societe Generale NY
5.269% due 06/30/2008	5,600	5,603
5.270% due 03/26/2008	3,000	3,000
5.271% due 06/30/2008	900	901

Unicredito Italiano NY
5.360% due 12/03/2007	5,400	5,402
5.360% due 05/29/2008	2,200	2,201

		52,911

COMMERCIAL PAPER 20.2%
Bank of America Corp.
5.195% due 10/04/2007	10,700	10,668

Calyon N.A. LLC
5.175% due 06/29/2010	23,000	22,977

Cox Communications, Inc.
5.570% due 09/17/2007	600	600

Danske Corp.
5.205% due 10/12/2007	18,300	18,103

Fortis Funding LLC
5.255% due 09/05/2007	23,200	23,146
5.275% due 09/05/2007	900	896

Freddie Mac
4.800% due 07/02/2007	35,000	35,000

Nordea N.A., Inc.
5.308% due 04/09/2009	3,600	3,599

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.210% due 11/26/2007	$900	$891
5.225% due 11/26/2007	1,200	1,182
5.240% due 11/26/2007	2,200	2,174
5.250% due 11/26/2007	800	789

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	27,500	27,500

UBS Finance Delaware LLC
5.145% due 10/23/2007	400	398
5.205% due 10/23/2007	1,100	1,097
5.230% due 10/23/2007	21,200	20,868
5.235% due 10/23/2007	2,200	2,178
5.240% due 10/23/2007	5,900	5,819

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Westpac Banking Corp.
5.240% due 11/05/2007	$28,700	$28,361

		206,246

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 07/02/2007	5,573	5,573

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $5,687. Repurchase proceeds are $5,575.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.4%
4.635% due 08/30/2007 - 09/13/2007 (a)(c)	$4,470	$4,422

Total Short-Term Instruments (Cost $269,167)		269,152

PURCHASED OPTIONS (e) 0.1%
(Cost $1,895)		1,060

Total Investments (b) 101.6% (Cost $1,040,151)		$1,037,081

Written Options (f) (0.1%) (Premiums $1,363)		(492)

Other Assets and Liabilities (Net) (1.5%)		(15,716)

Net Assets 100.0%		$1,020,873

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $77,693 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $4,422 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2007	140	$(199)
90-Day Euribor December Futures	Long	12/2008	46	(103)
90-Day Euribor June Futures	Long	06/2008	86	(185)
90-Day Euribor March Futures	Long	03/2008	22	(44)
90-Day Euribor September Futures	Long	09/2008	46	(106)
90-Day Eurodollar December Futures	Long	12/2007	784	(748)
90-Day Eurodollar December Futures	Long	12/2008	259	(115)
90-Day Eurodollar June Futures	Long	06/2008	1,258	(1,320)
90-Day Eurodollar March Futures	Long	03/2008	1,978	(2,263)
90-Day Eurodollar March Futures	Long	03/2009	20	(29)
90-Day Eurodollar September Futures	Long	09/2008	178	(57)
90-Day Euroyen December Futures	Long	12/2007	131	(16)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	55	(113)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	371	(541)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	21	(28)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	55	(118)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	324	(500)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	445	(97)

				$(6,582)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	54,000	$2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$2,000	17
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		1,000	3
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.290%		06/20/2009		4,000	(4)
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.275%		06/20/2009		4,000	(1)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		300	0
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		1,400	6
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.730%		04/20/2009		2,700	12
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009		1,000	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.490%		06/20/2009		4,000	(5)
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%		11/20/2007		5,100	6

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	$3,600	$2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	500	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	500	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	6,000	114
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%	06/20/2008	200	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	2,600	34
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	1,000	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.438%	06/20/2009	4,000	0

						$186

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	2,100	$(1)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	4,200	24
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		1,100	8
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		2,700	18
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		1,400	29
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,500	27
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012	EUR	300	(3)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		1,300	16
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		4,600	94
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		2,400	(17)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		600	(5)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	(11)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		3,600	(38)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		900	(9)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		1,300	(13)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	5,900	(58)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,400	(49)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		700	(17)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		3,500	(35)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		6,000	525
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,700	(26)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		200	(13)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,100	(46)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	310,000	(7)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,290,000	(12)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		500,000	(7)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		160,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,940,000	(42)
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	12,200	(10)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$13,600	(15)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		41,900	18
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		11,100	(84)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		20,300	(160)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		3,800	(25)

							$55

(e) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	6,000	$28	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		$9,000	40	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		44,000	208	87
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		13,800	77	17
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		5,200	18	10
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		10,000	41	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		30,000	78	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		36,000	81	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		45,700	227	73
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		63,600	371	79
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		62,700	218	212

								$1,387	$478

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Low Duration Portfolio (Cont.)

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$1,000	$44	$77
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	1,000	44	25
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	45	71
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	1,000	39	27
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	1,000	42	68
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	1,000	42	28
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	201
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	3,000	126	85

					$508	$582

(f) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	2,000	$24	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		$19,000	209	96
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		6,000	73	18
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		2,300	19	12
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		7,600	82	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		4,500	47	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		6,000	70	0
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		3,000	34	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		20,000	240	72
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		14,700	196	45
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008		13,000	160	44
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008		20,900	209	205

								$1,363	$492

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	07/01/2037	$4,000	$3,885	$3,858
U.S. Treasury Notes	4.625%	02/15/2017	2,800	2,723	2,763

				$6,608	$6,621

(2) Market value includes $50 of interest payable on short sales.

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,792	07/2007	$23	$0	$23
Sell		34	07/2007	0	0	0
Buy	BRL	29,907	10/2007	572	0	572
Buy		14,977	03/2008	478	0	478
Buy	CAD	2,735	08/2007	11	0	11
Buy	CLP	130,534	03/2008	0	(1)	(1)
Buy	CNY	768	09/2007	2	0	2
Sell		768	09/2007	0	0	0
Buy		11,517	11/2007	12	0	12
Sell		14,080	11/2007	1	(4)	(3)
Buy		4,059	01/2008	0	(4)	(4)
Sell		4,059	01/2008	0	(1)	(1)
Buy	EUR	5,466	07/2007	72	0	72
Sell	GBP	3,730	08/2007	0	(39)	(39)
Buy	INR	41,409	10/2007	4	0	4
Buy		4,970	11/2007	0	(1)	(1)
Buy		260,547	05/2008	59	0	59
Buy	KRW	2,631,872	07/2007	17	0	17
Sell		177,295	07/2007	0	(1)	(1)
Buy		1,082,809	08/2007	0	0	0
Buy		987,632	09/2007	7	0	7
Sell		241,906	09/2007	0	(5)	(5)
Buy	MXN	14,088	09/2007	18	0	18
Buy		34,243	03/2008	19	(5)	14

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	6,017	05/2008	$0	$(13)	$(13)
Buy	NZD	408	07/2007	8	0	8
Buy	PHP	14,604	05/2008	0	(3)	(3)
Buy	PLN	11,325	09/2007	76	(1)	75
Buy	RUB	35,543	09/2007	18	0	18
Buy		21,548	11/2007	21	0	21
Buy		50,111	12/2007	45	0	45
Buy		85,054	01/2008	17	0	17
Buy	SEK	5,098	09/2007	9	0	9
Buy	SGD	5,064	07/2007	0	(18)	(18)
Sell		2,968	07/2007	0	(11)	(11)
Buy		2,154	08/2007	8	(2)	6
Buy		172	09/2007	0	0	0
Buy		4,887	10/2007	17	0	17
Buy	ZAR	106	09/2007	0	0	0
Buy		202	03/2008	0	0	0

				$1,514	$(109)	$1,405

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Notes to Financial Statements

1.  ORGANIZATION

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CLP	Chilean Peso	PHP	Philippines Peso
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SEK	Swedish Krona
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)   The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(o) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $2,189,000 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(p) Commodities Index-Linked/Structured Notes  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 0.3% of the Portfolio’s net assets and resulted in unrealized depreciation of $17,003.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$132,589	$60,737	$195,469	$25,549

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 12/31/2006	19	$98,000	EUR	2,000	GBP	1,300	$1,000
Sales	309	104,900		0		0	1,311
Closing Buys	(138)	(85,900)		0		0	(862)
Expirations	(165)	0		0		(1,300)	(76)
Exercised	(25)	0		0		0	(10)
Balance at 06/30/2007	0	$117,000	EUR	2,000	GBP	0	$1,363

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	304	$3,048	1,150	$11,541
Administrative Class	29,060	291,519	36,746	369,230
Advisor Class	42	421	39	390
Issued as reinvestment of distributions
Institutional Class	60	599	106	1,072
Administrative Class	2,018	20,247	2,547	25,602
Advisor Class	0	3	0	2
Cost of shares redeemed
Institutional Class	(1,117)	(11,174)	(476)	(4,778)
Administrative Class	(6,686)	(67,154)	(8,707)	(87,388)
Advisor Class	(35)	(355)	(20)	(204)
Net increase resulting from Portfolio share transactions	23,646	$237,154	31,385	$315,467

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	2	71
Advisor Class	1	96

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 767	$ (3,837)	$ (3,070)

22	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	23

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Money Market Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, non-U.S. investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Commercial Paper	93.3%
Corporate Bonds & Notes	4.7%
Certificates of Deposit	1.8%
Repurchase Agreements	0.2%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	Portfolio Inception (09/30/99)
PIMCO Money Market Portfolio Administrative Class	4.85%	4.83%	2.40%	4.92%	2.40%	3.08%
Citigroup 3-Month Treasury Bill Index±	—	—	2.49%	5.06%	2.67%	3.29%
Lipper Money Market Fund Index±±	—	—	2.36%	4.82%	2.29%	2.99%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

An investment in the PIMCO Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper Analytic Inc. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,024.04	$1,022.32
Expenses Paid During Period†	$2.51	$2.51

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»

The Portfolio, which has a Aaa money market fund rating by Moody’s Investors Service, emphasizes high-quality commercial paper, shorter-term agency and high-quality corporate debt issues due to their potential for strong liquidity, attractive yields and limited credit risks.

»	The yield curve for high-quality (A1/P1) commercial paper steepened slightly during the period, providing opportunities to capture term premiums.

»

U.S. and non-U.S. issued high-quality (A1/P1) commercial paper was emphasized due to their potential for attractive yields compared to Treasuries, modest interest rate sensitivity, and limited credit risk.

»	Higher-quality (A1/P1) three-month commercial paper yield spreads relative to Treasuries widened by 0.25%, which added to the yield of the Portfolio.

4	PIMCO Variable Insurance Trust

Financial Highlights  Money Market Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+		12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Administrative Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.02		0.05	0.03	0.01	0.01	0.01
Dividends from net investment income	(0.02)		(0.05)	(0.03)	(0.01)	(0.01)	(0.01)
Net asset value end of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.40%		4.61%	2.77%	0.89%	0.72%	1.41%
Net assets end of year or period (000s)	$155,978		$66,240	$43,434	$32,184	$27,032	$25,850
Ratio of expenses to average net assets	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.84	%*	4.61%	2.81%	0.91%	0.70%	1.41%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Money Market Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$390,196
Receivable for Portfolio shares sold	4,949
Interest and dividends receivable	118
395,263

Liabilities:
Payable for Portfolio shares redeemed	$26
Accrued investment advisory fee	40
Accrued administration fee	53
Accrued servicing fee	17
136

Net Assets	$395,127

Net Assets Consist of:
Paid in capital	$395,128
Undistributed net investment income	35
Accumulated undistributed net realized (loss)	(36)
$395,127

Net Assets:
Institutional Class	$239,149
Administrative Class	155,978

Shares Issued and Outstanding:
Institutional Class	239,149
Administrative Class	155,978

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$390,196

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$8,209
Total Income	8,209

Expenses:
Investment advisory fees	230
Administration fees	306
Servicing fees – Administrative Class	86
Trustees’ fees	3
Total Expenses	625

Net Investment Income	7,584

Net Realized (Loss):
Net realized (loss) on investments	(14)
Net (Loss)	(14)

Net Increase in Net Assets Resulting from Operations	$7,570

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$7,584	$8,555
Net realized (loss)	(14)	(16)
Net increase resulting from operations	7,570	8,539

Distributions to Shareholders:
From net investment income
Institutional Class	(4,798)	(6,063)
Administrative Class	(2,772)	(2,476)

Total Distributions	(7,570)	(8,539)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	140,803	159,066
Administrative Class	214,175	72,207
Issued as reinvestment of distributions
Institutional Class	4,798	6,063
Administrative Class	2,772	2,477
Cost of shares redeemed
Institutional Class	(113,757)	(58,019)
Administrative Class	(127,209)	(51,878)
Net increase resulting from Portfolio share transactions	121,582	129,916

Total Increase in Net Assets	121,582	129,916

Net Assets:
Beginning of period	273,545	143,629
End of period*	$395,127	$273,545

*Including undistributed net investment income of:	$35	$21

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Money Market Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 4.7%
Allstate Life Global Funding Trusts
5.380% due 11/14/2007	$2,350	$2,351

American Honda Finance Corp.
5.465% due 10/22/2007	2,600	2,601

Bear Stearns Cos., Inc.
5.420% due 01/15/2008	2,600	2,602

Lehman Brothers Holdings, Inc.
5.385% due 07/19/2007	2,700	2,700

Morgan Stanley
5.482% due 11/09/2007	3,200	3,202

Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007	2,300	2,300

Wachovia Bank N.A.
5.310% due 11/30/2007	2,600	2,600

Total Corporate Bonds & Notes (Cost $18,356)		18,356

SHORT-TERM INSTRUMENTS 94.1%

CERTIFICATES OF DEPOSIT 1.8%
BNP Paribas
5.262% due 04/03/2008	2,000	1,999

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	3,200	3,199

Societe Generale NY
5.265% due 09/21/2007	1,600	1,600

Unicredito Italiano SpA
5.360% due 05/29/2008	300	300

		7,098

COMMERCIAL PAPER 92.2%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	700	700

ANZ National International Ltd.
5.165% due 09/19/2007	14,000	13,869

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of America Corp.
5.245% due 10/04/2007	$12,700	$12,550

Bank of Ireland
5.230% due 11/08/2007	13,700	13,684

CBA (de) Finance
5.255% due 09/28/2007	11,800	11,716

Danske Corp.
5.165% due 10/12/2007	8,900	8,770
5.220% due 10/12/2007	4,000	3,995

Dexia Delaware LLC
5.225% due 09/21/2007	8,400	8,361

DnB NORBank ASA
5.170% due 10/12/2007	10,700	10,543

Eksportfinans A/S
5.290% due 07/02/2007	12,700	12,700

Export Development Corp.
5.190% due 12/27/2007	10,500	10,231

Fannie Mae
5.080% due 07/02/2007	23,200	23,200
5.100% due 07/18/2007	12,800	12,771

Freddie Mac
5.050% due 08/20/2007	12,200	12,116
5.052% due 09/24/2007	1,195	1,181
5.065% due 09/10/2007	4,284	4,242
5.065% due 01/11/2008	6,700	6,518

General Electric Capital Corp.
5.155% due 02/29/2008	11,600	11,198

HBOS Treasury Services PLC
5.155% due 11/13/2007	3,300	3,237
5.240% due 09/21/2007	4,000	3,981

Intesa Funding LLC
5.265% due 09/05/2007	15,000	14,982

National Australia Funding Corp.
5.270% due 07/16/2007	14,600	14,577

Natixis S.A.
5.260% due 09/21/2007	13,000	12,954

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nordea N.A., Inc.
5.170% due 07/26/2007	$11,300	$11,285

Rabobank USA Financial Corp.
5.330% due 07/26/2007	15,300	15,300

Sanofi Aventis
5.260% due 07/06/2007	12,700	12,693

Societe Generale NY
5.225% due 11/26/2007	7,500	7,476

Statens Bostadsfin Bank
5.270% due 09/14/2007	15,000	14,859

Svenska Handelsbanken, Inc.
5.225% due 08/06/2007	4,800	4,779
5.260% due 10/09/2007	15,000	14,783

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	15,300	15,300

Toyota Motor Credit Corp.
5.170% due 09/14/2007	11,500	11,378
5.220% due 09/14/2007	4,600	4,598

UBS Finance Delaware LLC
5.270% due 10/23/2007	13,000	12,985

Unicredito Italiano SpA
5.125% due 01/22/2008	11,000	10,681

		364,193

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007	549	549

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $564. Repurchase proceeds are $549.)
Total Short-Term Instruments (Cost $371,840)		371,840

Total Investments 98.8% (Cost $390,196)		$390,196

Other Assets and Liabilities (Net) 1.2%		4,931

Net Assets 100.0%		$395,127

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Notes to Financial Statements

1.  ORGANIZATION

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.15%.

10	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	140,802	$140,803	159,066	$159,066
Administrative Class	214,174	214,174	72,207	72,207
Issued as reinvestment of distributions
Institutional Class	4,799	4,799	6,063	6,063
Administrative Class	2,772	2,772	2,477	2,477
Cost of shares redeemed
Institutional Class	(113,757)	(113,757)	(58,019)	(58,019)
Administrative Class	(127,446)	(127,209)	(51,878)	(51,878)
Net increase resulting from Portfolio share transactions	121,344	$121,582	129,916	$129,916

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	94
Administrative Class	2	98

7.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed

Semiannual Report	June 30, 2007	11

Notes to Financial Statements (Cont.)

shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

8.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 0	$ 0	$ 0

12	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	13

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Money Market Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, non-U.S. investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Commercial Paper	93.3%
Corporate Bonds & Notes	4.7%
Certificates of Deposit	1.8%
Repurchase Agreements	0.2%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	Portfolio Inception (04/10/00)**
PIMCO Money Market Portfolio Institutional Class	5.00%	4.98%	2.48%	5.09%	2.56%	3.08%
Citigroup 3-Month Treasury Bill Index±	—	—	2.49%	5.06%	2.67%	3.16%
Lipper Money Market Fund Index±±	—	—	2.36%	4.82%	2.29%	2.83%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

An investment in the PIMCO Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper Analytic Inc. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,024.79	$1,023.06
Expenses Paid During Period†	$1.76	$1.76

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»

The Portfolio, which has a Aaa money market fund rating by Moody’s Investors Service, emphasizes high-quality commercial paper, shorter-term agency and high-quality corporate debt issues due to their potential for strong liquidity, attractive yields and limited credit risks.

»	The yield curve for high-quality (A1/P1) commercial paper steepened slightly during the period, providing opportunities to capture term premiums.

»

U.S. and non-U.S. issued high-quality (A1/P1) commercial paper was emphasized due to their potential for attractive yields compared to Treasuries, modest interest rate sensitivity, and limited credit risk.

»	Higher-quality (A1/P1) three-month commercial paper yield spreads relative to Treasuries widened by 0.25%, which added to the yield of the Portfolio.

4	PIMCO Variable Insurance Trust

Financial Highlights  Money Market Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+		12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Institutional Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.03		0.05	0.03	0.01	0.01	0.02
Dividends from net investment income	(0.03)		(0.05)	(0.03)	(0.01)	(0.01)	(0.02)
Net asset value end of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.48%		4.78%	2.93%	1.06%	0.88%	1.56%
Net assets end of year or period (000s)	$239,149		$207,305	$100,195	$12	$11	$11
Ratio of expenses to average net assets	0.35	%*	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.35	%*	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.96	%*	4.77%	3.23%	1.04%	0.85%	1.58%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Money Market Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$390,196
Receivable for Portfolio shares sold	4,949
Interest and dividends receivable	118
395,263

Liabilities:
Payable for Portfolio shares redeemed	$26
Accrued investment advisory fee	40
Accrued administration fee	53
Accrued servicing fee	17
136

Net Assets	$395,127

Net Assets Consist of:
Paid in capital	$395,128
Undistributed net investment income	35
Accumulated undistributed net realized (loss)	(36)
$395,127

Net Assets:
Institutional Class	$239,149
Administrative Class	155,978

Shares Issued and Outstanding:
Institutional Class	239,149
Administrative Class	155,978

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$390,196

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$8,209
Total Income	8,209

Expenses:
Investment advisory fees	230
Administration fees	306
Servicing fees – Administrative Class	86
Trustees’ fees	3
Total Expenses	625

Net Investment Income	7,584

Net Realized (Loss):
Net realized (loss) on investments	(14)
Net (Loss)	(14)

Net Increase in Net Assets Resulting from Operations	$7,570

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Money Market Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$7,584	$8,555
Net realized (loss)	(14)	(16)
Net increase resulting from operations	7,570	8,539

Distributions to Shareholders:
From net investment income
Institutional Class	(4,798)	(6,063)
Administrative Class	(2,772)	(2,476)

Total Distributions	(7,570)	(8,539)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	140,803	159,066
Administrative Class	214,175	72,207
Issued as reinvestment of distributions
Institutional Class	4,798	6,063
Administrative Class	2,772	2,477
Cost of shares redeemed
Institutional Class	(113,757)	(58,019)
Administrative Class	(127,209)	(51,878)
Net increase resulting from Portfolio share transactions	121,582	129,916

Total Increase in Net Assets	121,582	129,916

Net Assets:
Beginning of period	273,545	143,629
End of period*	$395,127	$273,545

*Including undistributed net investment income of:	$35	$21

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Money Market Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 4.7%
Allstate Life Global Funding Trusts
5.380% due 11/14/2007	$2,350	$2,351

American Honda Finance Corp.
5.465% due 10/22/2007	2,600	2,601

Bear Stearns Cos., Inc.
5.420% due 01/15/2008	2,600	2,602

Lehman Brothers Holdings, Inc.
5.385% due 07/19/2007	2,700	2,700

Morgan Stanley
5.482% due 11/09/2007	3,200	3,202

Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007	2,300	2,300

Wachovia Bank N.A.
5.310% due 11/30/2007	2,600	2,600

Total Corporate Bonds & Notes (Cost $18,356)		18,356

SHORT-TERM INSTRUMENTS 94.1%

CERTIFICATES OF DEPOSIT 1.8%
BNP Paribas
5.262% due 04/03/2008	2,000	1,999

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	3,200	3,199

Societe Generale NY
5.265% due 09/21/2007	1,600	1,600

Unicredito Italiano SpA
5.360% due 05/29/2008	300	300

		7,098

COMMERCIAL PAPER 92.2%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	700	700

ANZ National International Ltd.
5.165% due 09/19/2007	14,000	13,869

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of America Corp.
5.245% due 10/04/2007	$12,700	$12,550

Bank of Ireland
5.230% due 11/08/2007	13,700	13,684

CBA (de) Finance
5.255% due 09/28/2007	11,800	11,716

Danske Corp.
5.165% due 10/12/2007	8,900	8,770
5.220% due 10/12/2007	4,000	3,995

Dexia Delaware LLC
5.225% due 09/21/2007	8,400	8,361

DnB NORBank ASA
5.170% due 10/12/2007	10,700	10,543

Eksportfinans A/S
5.290% due 07/02/2007	12,700	12,700

Export Development Corp.
5.190% due 12/27/2007	10,500	10,231

Fannie Mae
5.080% due 07/02/2007	23,200	23,200
5.100% due 07/18/2007	12,800	12,771

Freddie Mac
5.050% due 08/20/2007	12,200	12,116
5.052% due 09/24/2007	1,195	1,181
5.065% due 09/10/2007	4,284	4,242
5.065% due 01/11/2008	6,700	6,518

General Electric Capital Corp.
5.155% due 02/29/2008	11,600	11,198

HBOS Treasury Services PLC
5.155% due 11/13/2007	3,300	3,237
5.240% due 09/21/2007	4,000	3,981

Intesa Funding LLC
5.265% due 09/05/2007	15,000	14,982

National Australia Funding Corp.
5.270% due 07/16/2007	14,600	14,577

Natixis S.A.
5.260% due 09/21/2007	13,000	12,954

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nordea N.A., Inc.
5.170% due 07/26/2007	$11,300	$11,285

Rabobank USA Financial Corp.
5.330% due 07/26/2007	15,300	15,300

Sanofi Aventis
5.260% due 07/06/2007	12,700	12,693

Societe Generale NY
5.225% due 11/26/2007	7,500	7,476

Statens Bostadsfin Bank
5.270% due 09/14/2007	15,000	14,859

Svenska Handelsbanken, Inc.
5.225% due 08/06/2007	4,800	4,779
5.260% due 10/09/2007	15,000	14,783

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	15,300	15,300

Toyota Motor Credit Corp.
5.170% due 09/14/2007	11,500	11,378
5.220% due 09/14/2007	4,600	4,598

UBS Finance Delaware LLC
5.270% due 10/23/2007	13,000	12,985

Unicredito Italiano SpA
5.125% due 01/22/2008	11,000	10,681

		364,193

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 07/02/2007	549	549

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $564. Repurchase proceeds are $549.)
Total Short-Term Instruments (Cost $371,840)		371,840

Total Investments 98.8% (Cost $390,196)		$390,196

Other Assets and Liabilities (Net) 1.2%		4,931

Net Assets 100.0%		$395,127

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Notes to Financial Statements

1.  ORGANIZATION

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(e) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.15%.

10	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	140,802	$140,803	159,066	$159,066
Administrative Class	214,174	214,174	72,207	72,207
Issued as reinvestment of distributions
Institutional Class	4,799	4,799	6,063	6,063
Administrative Class	2,772	2,772	2,477	2,477
Cost of shares redeemed
Institutional Class	(113,757)	(113,757)	(58,019)	(58,019)
Administrative Class	(127,446)	(127,209)	(51,878)	(51,878)
Net increase resulting from Portfolio share transactions	121,344	$121,582	129,916	$129,916

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	94
Administrative Class	2	98

7.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed

Semiannual Report	June 30, 2007	11

Notes to Financial Statements (Cont.)

shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

8.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 0	$ 0	$ 0

12	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	13

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Real Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	47.8%
Short-Term Instruments	26.5%
U.S. Government Agencies	10.2%
Corporate Bonds & Notes	6.3%
Asset-Backed Securities	5.1%
Other	4.1%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (09/30/99)
PIMCO Real Return Portfolio Administrative Class	0.83%	2.90%	6.14%	7.95%
Lehman Brothers U.S. TIPS Index±	1.73%	3.99%	6.03%	7.55%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), having at least 1 year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index. The index does not reflect deduction for fees or expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,008.34	$1,021.57
Expenses Paid During Period†	$3.24	$3.26

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, or instrumentalities or corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened.

»	An emphasis on nominal bonds in the Eurozone benefited performance as nominal bonds outperformed inflation-linked bonds in the region.

»	Above-index U.S. real duration was negative for performance as real yields increased.

»	Modest exposure to U.K. nominal bonds was negative for performance due to rising interest rates and a tightening bias from the Bank of England.

»	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  Real Return Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Administrative Class
Net asset value beginning of year or period	$11.93	$12.69	$12.92	$12.36	$11.90	$10.56
Net investment income (a)	0.28	0.53	0.36	0.13	0.27	0.48
Net realized/unrealized gain (loss) on investments (a)	(0.17)	(0.43)	(0.09)	0.97	0.77	1.36
Total income from investment operations	0.11	0.10	0.27	1.10	1.04	1.84
Dividends from net investment income	(0.29)	(0.53)	(0.36)	(0.13)	(0.32)	(0.48)
Distributions from net realized capital gains	0.00	(0.33)	(0.14)	(0.41)	(0.26)	(0.02)
Total distributions	(0.29)	(0.86)	(0.50)	(0.54)	(0.58)	(0.50)
Net asset value end of year or period	$11.75	$11.93	$12.69	$12.92	$12.36	$11.90
Total return	0.83%	0.71%	2.09%	8.92%	8.84%	17.77%
Net assets end of year or period (000s)	$942,932	$1,033,666	$1,012,042	$636,565	$275,029	$90,724
Ratio of expenses to average net assets	0.65%*	0.65%	0.66%	0.65%	0.66%	0.66%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	4.73%*	4.22%	2.79%	1.03%	2.21%	4.19%
Portfolio turnover rate	484%	963%	1,102%	1,064%	738%	87%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$2,091,451
Cash	72
Foreign currency, at value	8,246
Receivable for investments sold	96,104
Receivable for investments sold on a delayed-delivery basis	10,275
Receivable for Portfolio shares sold	7,639
Interest and dividends receivable	4,575
Variation margin receivable	12
Swap premiums paid	5,874
Unrealized appreciation on foreign currency contracts	179
Unrealized appreciation on swap agreements	3,526
2,227,953

Liabilities:
Payable for investments purchased	$149,673
Payable for investments purchased on a delayed-delivery basis	1,007,734
Payable for Portfolio shares redeemed	1,310
Payable for short sales	57,627
Written options outstanding	238
Dividends payable	18
Accrued investment advisory fee	207
Accrued administration fee	207
Accrued distribution fee	2
Accrued servicing fee	106
Variation margin payable	933
Swap premiums received	5,324
Unrealized depreciation on foreign currency contracts	239
Unrealized depreciation on swap agreements	3,124
Other liabilities	2,531
1,229,273

Net Assets	$998,680

Net Assets Consist of:
Paid in capital	$1,073,947
Undistributed net investment income	9,102
Accumulated undistributed net realized (loss)	(87,924)
Net unrealized appreciation	3,555
$998,680

Net Assets:
Institutional Class	$46,629
Administrative Class	942,932
Advisor Class	9,119

Shares Issued and Outstanding:
Institutional Class	3,967
Administrative Class	80,217
Advisor Class	776

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.75
Administrative Class	11.75
Advisor Class	11.75

Cost of Investments Owned	$2,084,650
Cost of Foreign Currency Held	$8,225
Proceeds Received on Short Sales	$56,863
Premiums Received on Written Options	$387

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$28,500
Miscellaneous income	32
Total Income	28,532

Expenses:
Investment advisory fees	1,318
Administration fees	1,318
Servicing fees – Administrative Class	753
Distribution and/or servicing fees – Advisor Class	7
Trustees’ fees	10
Total Expenses	3,406

Net Investment Income	25,126

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(40,473)
Net realized gain on futures contracts, written options and swaps	84
Net realized (loss) on foreign currency transactions	(743)
Net change in unrealized appreciation on investments	30,216
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(2,279)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	321
Net (Loss)	(12,874)

Net Increase in Net Assets Resulting from Operations	$12,252

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$25,126	$47,440
Net realized (loss)	(41,132)	(12,066)
Net change in unrealized appreciation (depreciation)	28,258	(27,331)
Net increase resulting from operations	12,252	8,043

Distributions to Shareholders:
From net investment income
Institutional Class	(1,137)	(1,932)
Administrative Class	(24,024)	(45,759)
Advisor Class	(119)	(41)
From net realized capital gains
Institutional Class	0	(1,205)
Administrative Class	0	(28,225)
Advisor Class	0	(68)

Total Distributions	(25,280)	(77,230)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,580	7,837
Administrative Class	166,885	367,822
Advisor Class	6,796	3,086
Issued as reinvestment of distributions
Institutional Class	1,137	3,137
Administrative Class	23,367	73,676
Advisor Class	119	109
Cost of shares redeemed
Institutional Class	(3,266)	(6,951)
Administrative Class	(268,783)	(353,626)
Advisor Class	(329)	(402)
Net increase (decrease) resulting from Portfolio share transactions	(70,494)	94,688

Total Increase (Decrease) in Net Assets	(83,522)	25,501

Net Assets:
Beginning of period	1,082,202	1,056,701
End of period*	$998,680	$1,082,202

*Including undistributed net investment income of:	$9,102	$9,256

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Georgia-Pacific Corp.
7.110% due 12/20/2012	$988	$991

OAO Rosneft Oil Co.
6.000% due 09/16/2007	1,600	1,602

Total Bank Loan Obligations (Cost $2,586)		2,593

CORPORATE BONDS & NOTES 13.2%

BANKING & FINANCE 11.0%
American Express Centurion Bank
5.320% due 05/07/2008	500	500

American International Group, Inc.
5.360% due 06/23/2008	1,200	1,200

Atlantic & Western Re Ltd.
11.599% due 01/09/2009	900	908

Bank of America Corp.
5.366% due 11/06/2009	900	900
5.510% due 02/17/2009	5,400	5,414

Bank of America N.A.
5.360% due 12/18/2008	5,400	5,403

Bank of Ireland
5.370% due 12/19/2008	1,500	1,502
5.410% due 12/18/2009	1,000	1,002

C10 Capital SPV Ltd.
6.722% due 12/31/2049	500	488

Calabash Re II Ltd.
16.260% due 01/08/2010	250	260

Charter One Bank N.A.
5.405% due 04/24/2009	8,400	8,411

CIT Group, Inc.
5.505% due 01/30/2009	4,600	4,594

Citigroup Funding, Inc.
5.320% due 04/23/2009	5,700	5,703

Citigroup, Inc.
5.390% due 12/28/2009	3,900	3,903
5.395% due 01/30/2009	1,000	1,001
5.400% due 12/26/2008	4,900	4,904
5.405% due 05/02/2008	1,000	1,001

Commonwealth Bank of Australia
5.360% due 06/08/2009	400	400

Credit Agricole S.A.
5.360% due 05/28/2009	1,900	1,901

DnB NORBank ASA
5.425% due 10/13/2009	1,100	1,101

East Lane Re Ltd.
12.355% due 05/06/2011	300	301

Export-Import Bank of Korea
5.570% due 10/04/2011	1,600	1,602

Ford Motor Credit Co.
7.250% due 10/25/2011	1,200	1,156
7.800% due 06/01/2012	100	98

Foundation Re II Ltd.
12.110% due 11/26/2010	800	803

General Electric Capital Corp.
5.355% due 10/24/2008	800	801
5.385% due 10/26/2009	1,000	1,001
5.400% due 03/04/2008	2,800	2,803
5.400% due 12/12/2008	900	901

General Motors Acceptance Corp.
6.750% due 12/01/2014	1,600	1,534

Goldman Sachs Group, Inc.
5.660% due 06/28/2010	4,700	4,730

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS Treasury Services PLC
5.320% due 07/17/2008	$1,100	$1,101

HSBC Finance Corp.
5.360% due 05/21/2008	1,200	1,201
5.415% due 10/21/2009	1,900	1,901

JPMorgan Chase & Co.
5.370% due 06/26/2009	700	701
5.410% due 06/26/2009	5,500	5,508

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	300	300

Longpoint Re Ltd.
10.609% due 05/08/2010	1,100	1,100

Merrill Lynch & Co., Inc.
5.395% due 10/23/2008	2,500	2,504

Morgan Stanley
5.360% due 11/21/2008	1,000	1,000

Mystic Re Ltd.
14.360% due 12/05/2008	600	594

Phoenix Quake Ltd.
7.800% due 07/03/2008	500	503

Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008	2,000	2,007

Rabobank Nederland
5.376% due 01/15/2009	800	801

Redwood Capital IX Ltd.
11.610% due 01/09/2008	500	504
12.110% due 01/09/2008	500	504

Royal Bank of Scotland Group PLC
5.405% due 07/21/2008	400	400

Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007	400	400
5.420% due 09/19/2008	500	501
5.420% due 11/20/2009	2,700	2,702

Shackleton Re Ltd.
13.355% due 02/07/2008	1,000	1,015

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	99

Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008	1,700	1,701

Vita Capital II Ltd.
6.249% due 01/01/2010	300	300

Vita Capital III Ltd.
6.469% due 01/01/2012	700	701

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	1,700	1,704

Wachovia Bank N.A.
5.360% due 02/23/2009	5,400	5,403
5.430% due 12/02/2010	2,400	2,402

Westpac Banking Corp.
5.280% due 06/06/2008	5,400	5,401

World Savings Bank FSB
5.396% due 05/08/2009	300	300
5.410% due 06/20/2008	300	300
5.485% due 03/02/2009	300	301

		110,085

INDUSTRIALS 1.1%
C8 Capital SPV Ltd.
6.640% due 12/31/2049	500	493

CSC Holdings, Inc.
7.875% due 12/15/2007	600	605

EchoStar DBS Corp.
5.750% due 10/01/2008	500	500
7.000% due 10/01/2013	5,000	4,950

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Project Funding Master Trust
7.375% due 12/15/2014	$500	$546
8.625% due 02/01/2022	200	247

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	200	202

Wal-Mart Stores, Inc.
5.260% due 06/16/2008	3,200	3,199

		10,742

UTILITIES 1.1%
America Movil SAB de C.V.
5.460% due 06/27/2008	5,500	5,501

AT&T, Inc.
5.456% due 02/05/2010	2,800	2,805

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

CMS Energy Corp.
9.875% due 10/15/2007	1,600	1,623

Dominion Resources, Inc.
5.540% due 11/14/2008	300	300

Embarq Corp.
7.082% due 06/01/2016	300	302

NiSource Finance Corp.
5.930% due 11/23/2009	800	802

		11,435

Total Corporate Bonds & Notes (Cost $132,018)		132,262

CONVERTIBLE BONDS & NOTES 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037	3,750	3,844

Total Convertible Bonds & Notes (Cost $3,808)		3,844

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	475	509

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.265% due 12/15/2013	130	128

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	529

Total Municipal Bonds & Notes (Cost $1,016)		1,166

U.S. GOVERNMENT AGENCIES 21.3%
Fannie Mae
4.187% due 11/01/2034	6,176	6,125
4.541% due 07/01/2035	740	736
4.673% due 05/25/2035	2,900	2,863
4.682% due 01/01/2035	680	670
5.380% due 12/25/2036	490	489
5.470% due 08/25/2034	450	450
5.500% due 03/01/2034 - 08/01/2037	117,293	113,134
5.670% due 05/25/2042	298	299
5.950% due 02/25/2044	1,053	1,051
6.000% due 09/01/2035 - 07/01/2037	14,538	14,387
6.227% due 06/01/2043 - 09/01/2044	10,458	10,592
7.320% due 11/01/2024	17	17

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Real Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.000% due 03/15/2023 - 10/15/2023	$957	$945
4.550% due 01/01/2034	667	659
5.000% due 02/15/2020 - 08/15/2020	9,907	9,748
5.470% due 07/15/2019 - 10/15/2020	19,200	19,183
5.500% due 05/15/2016	7,567	7,567
5.550% due 07/15/2037	1,400	1,400
5.580% due 08/25/2031	182	182
5.670% due 12/15/2030	485	486
6.227% due 10/25/2044 - 02/25/2045	16,300	16,404

Small Business Administration
4.504% due 02/10/2014	1,567	1,497
4.880% due 11/01/2024	3,464	3,314

Total U.S. Government Agencies (Cost $212,767)		212,198

U.S. TREASURY OBLIGATIONS 100.1%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	46,039	43,737
1.625% due 01/15/2015	3,372	3,135
1.875% due 07/15/2015	105,075	99,329
2.000% due 04/15/2012	22,109	21,465
2.000% due 01/15/2014	82,621	79,426
2.000% due 07/15/2014	99,281	95,333
2.000% due 01/15/2016	4,500	4,274
2.000% due 01/15/2026	81,940	74,245
2.375% due 04/15/2011	28,981	28,673
2.375% due 01/15/2025	74,048	71,225
2.375% due 01/15/2027	24,616	23,647
2.500% due 07/15/2016	20,261	20,041
3.000% due 07/15/2012	107,896	110,020
3.375% due 01/15/2012	4,679	4,831
3.375% due 04/15/2032	1,872	2,155
3.500% due 01/15/2011	28,874	29,716
3.625% due 01/15/2008	1,285	1,287
3.625% due 04/15/2028	63,131	73,158
3.875% due 01/15/2009	71,163	72,319
3.875% due 04/15/2029	66,711	80,564
4.250% due 01/15/2010	48,693	50,553

U.S. Treasury Bonds
6.000% due 02/15/2026	1,400	1,529
6.625% due 02/15/2027	1,300	1,523
8.875% due 08/15/2017	1,000	1,296

U.S. Treasury Notes
4.500% due 02/28/2011	1,700	1,677
4.875% due 04/30/2011	4,600	4,595

Total U.S. Treasury Obligations (Cost $993,078)		999,753

MORTGAGE-BACKED SECURITIES 6.5%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	111	111

Arkle Master Issuer PLC
5.300% due 11/19/2007	1,300	1,300

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	2,119	2,119

Banc of America Funding Corp.
4.614% due 02/20/2036	3,244	3,193

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	186	186

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	600	603

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	95	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	$4,161	$4,087
4.900% due 12/25/2035	219	218

Countrywide Alternative Loan Trust
5.390% due 07/25/2046	326	326
5.400% due 09/20/2046	667	668
5.500% due 02/20/2047	1,349	1,347
5.500% due 05/25/2047	460	461
5.600% due 12/25/2035	105	105

Countrywide Home Loan Mortgage Pass-Through Trust
3.786% due 11/19/2033	250	241
5.660% due 06/25/2035	687	686

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	1,011	1,003

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.420% due 10/25/2036	1,018	1,019

First Horizon Alternative Mortgage Securities
4.732% due 06/25/2034	885	874

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	7,248	7,087

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	695	695
5.400% due 01/25/2047	5,206	5,209
5.540% due 06/25/2045	1,099	1,100
5.590% due 11/25/2045	635	636

GSR Mortgage Loan Trust
4.538% due 09/25/2035	2,321	2,288

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	285	286

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	354	354

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	932	933
5.420% due 01/25/2037	672	672

JPMorgan Mortgage Trust
5.008% due 07/25/2035	1,416	1,398

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	700	686

Mellon Residential Funding Corp.
5.670% due 11/15/2031	1,131	1,133
5.760% due 12/15/2030	940	944

Merrill Lynch Floating Trust
5.390% due 06/15/2022	267	267

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	368	369

Securitized Asset Sales, Inc.
7.542% due 11/26/2023	12	12

Sequoia Mortgage Trust
5.670% due 10/19/2026	350	350

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	693	694
6.429% due 01/25/2035	389	391

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	784	785
5.510% due 06/25/2036	343	343

Structured Asset Securities Corp.
5.329% due 10/25/2035	693	692
5.370% due 05/25/2036	56	56

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	138	139
5.430% due 01/25/2037	991	992

Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	90	90

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.430% due 12/25/2036	$4,514	$4,514
5.440% due 08/25/2036	2,225	2,224

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	595	596

Washington Mutual, Inc.
5.580% due 11/25/2045	551	553
5.610% due 08/25/2045	89	89
5.610% due 10/25/2045	3,593	3,602
5.724% due 07/25/2046	1,931	1,939
5.759% due 01/25/2047	1,946	1,946
5.839% due 12/25/2046	252	253
6.029% due 02/25/2046	469	470
6.229% due 11/25/2042	119	120
6.529% due 11/25/2046	285	286

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	531	517
4.110% due 06/25/2035	788	785

Total Mortgage-Backed Securities (Cost $65,143)		65,137

ASSET-BACKED SECURITIES 10.7%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	71	71

Accredited Mortgage Loan Trust
5.480% due 09/25/2035	216	216

ACE Securities Corp.
5.370% due 07/25/2036	406	406
5.370% due 12/25/2036	301	301
5.430% due 10/25/2035	431	431

Argent Securities, Inc.
5.370% due 10/25/2036	1,026	1,026
5.390% due 04/25/2036	365	365
5.400% due 03/25/2036	411	412

Asset-Backed Funding Certificates
5.380% due 11/25/2036	142	142
5.380% due 01/25/2037	4,070	4,072
5.670% due 06/25/2034	1,169	1,172

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	114	114

Bank One Issuance Trust
5.430% due 12/15/2010	600	601

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	154	154
5.400% due 12/25/2035	130	130
5.410% due 04/25/2036	234	234
5.520% due 09/25/2034	422	422
5.650% due 10/25/2032	58	58
5.650% due 01/25/2036	141	141
5.770% due 03/25/2043	191	191

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	978	979

Centex Home Equity
5.370% due 06/25/2036	1,123	1,124

Chase Credit Card Master Trust
5.430% due 10/15/2010	500	501
5.430% due 02/15/2011	1,000	1,002
5.440% due 02/15/2010	300	300

Chase Issuance Trust
5.330% due 12/15/2010	400	400

Citibank Credit Card Issuance Trust
5.456% due 01/15/2010	1,505	1,507

Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	373	374
5.400% due 12/25/2035	586	586

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	1,188	1,189
5.370% due 01/25/2037	733	733

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.370% due 05/25/2037	$4,697	$4,699
5.380% due 09/25/2046	425	425
5.390% due 07/25/2036	285	285
5.390% due 09/25/2036	316	316
5.390% due 06/25/2037	7,110	7,114
5.430% due 10/25/2046	1,031	1,032
5.450% due 07/25/2036	235	236

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	2,538	2,540

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	96	96

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	2,846	2,848
5.370% due 11/25/2036	2,047	2,048
5.370% due 12/25/2036	214	214
5.410% due 01/25/2036	979	980

Fremont Home Loan Trust
5.370% due 10/25/2036	139	139
5.380% due 01/25/2037	497	497
5.490% due 01/25/2036	194	194

GSAMP Trust
5.360% due 10/25/2046	217	217
5.390% due 10/25/2036	110	110
5.390% due 12/25/2036	990	990
5.430% due 11/25/2035	190	190
5.610% due 03/25/2034	207	207

GSR Mortgage Loan Trust
5.420% due 11/25/2030	315	315

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	317	317

Home Equity Asset Trust
5.400% due 05/25/2036	454	454
5.430% due 02/25/2036	173	173

Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	189	190

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	238	238
5.370% due 12/25/2036	5,130	5,133
5.400% due 12/25/2035	525	526

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	32	32

Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036	379	379
5.380% due 04/25/2037	2,842	2,843
5.420% due 03/25/2036	249	249

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	177	177
5.370% due 07/25/2036	363	363
5.370% due 08/25/2036	912	912
5.370% due 10/25/2036	2,698	2,695
5.390% due 11/25/2036	195	195
5.530% due 06/25/2035	23	23

Lehman XS Trust
5.390% due 05/25/2046	418	419
5.400% due 04/25/2046	1,107	1,107
5.400% due 07/25/2046	759	760
5.400% due 11/25/2046	1,161	1,162

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	68	68
5.360% due 11/25/2036	154	154
5.380% due 05/25/2046	99	99
5.390% due 03/25/2036	84	84
5.400% due 02/25/2036	164	164
5.410% due 01/25/2036	231	231
5.500% due 08/25/2035	180	180

MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	34	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.380% due 11/25/2036	$2,442	$2,444
5.400% due 01/25/2036	487	488

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	100	100
5.501% due 09/15/2010	200	200

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	321	321
5.370% due 05/25/2037	670	670
5.390% due 08/25/2036	2,928	2,928
5.390% due 07/25/2037	704	705
5.400% due 01/25/2037	102	102

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	39	39
5.360% due 06/25/2036	86	86
5.360% due 07/25/2036	2,608	2,610
5.360% due 10/25/2036	589	590
5.370% due 09/25/2036	563	563
5.370% due 10/25/2036	373	373
5.400% due 12/25/2035	16	16

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	145	145

Nelnet Student Loan Trust
5.325% due 10/27/2014	81	81
5.340% due 09/25/2012	3,764	3,766
5.445% due 07/25/2016	386	387
5.445% due 10/25/2016	346	346

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	260	260

Nissan Auto Lease Trust
5.347% due 12/14/2007	9	9

Nomura Asset Acceptance Corp.
5.460% due 01/25/2036	289	290

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	86	86

Option One Mortgage Loan Trust
5.360% due 02/25/2037	71	71
5.370% due 07/25/2036	84	84
5.420% due 11/25/2035	147	147

Park Place Securities, Inc.
5.580% due 09/25/2035	51	52

Renaissance Home Equity Loan Trust
5.700% due 12/25/2032	81	81

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	232	232
5.400% due 01/25/2036	60	60

Residential Asset Securities Corp.
5.360% due 06/25/2036	2,188	2,190
5.390% due 04/25/2036	79	79
5.390% due 11/25/2036	1,914	1,915

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	531	532

Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036	206	206
5.380% due 12/25/2036	9,622	9,626
5.390% due 10/25/2035	99	99

SLM Student Loan Trust
5.325% due 10/25/2012	489	489
5.325% due 07/25/2013	550	550
5.335% due 04/25/2012	260	260

Soundview Home Equity Loan Trust
5.350% due 07/25/2036	538	538
5.370% due 10/25/2036	831	832
5.380% due 11/25/2036	462	462
5.390% due 03/25/2036	47	47
5.420% due 10/25/2036	212	212
5.550% due 06/25/2035	72	72

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		$114	$114
5.365% due 11/25/2037		70	70

Structured Asset Investment Loan Trust
5.370% due 07/25/2036		113	113

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,410	1,406
5.370% due 10/25/2036		1,035	1,035
5.400% due 11/25/2035		195	196
5.450% due 12/25/2035		692	692

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		33	33

USAA Auto Owner Trust
5.030% due 11/17/2008		72	73

Wachovia Auto Owner Trust
4.820% due 02/20/2009		662	663

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		874	875

Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,070	1,071

Total Asset-Backed Securities (Cost $107,130)			107,190

SOVEREIGN ISSUES 0.0%
Colombia Government International Bond
10.000% due 01/23/2012		350	405

Total Sovereign Issues (Cost $352)			405

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	542	610

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,678	2,335

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		543	717

Pylon Ltd.
5.648% due 12/18/2008		700	956
8.048% due 12/18/2008		1,100	1,520

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,100	5,679

Total Foreign Currency-Denominated Issues (Cost $11,335)			11,817

SHORT-TERM INSTRUMENTS 55.4%
CERTIFICATES OF DEPOSIT 7.0%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$7,200	7,203

BNP Paribas
5.262% due 05/28/2008		5,400	5,402
5.262% due 07/03/2008		8,200	8,198

Calyon Financial, Inc.
5.340% due 01/16/2009		1,800	1,800

Fortis Bank NY
5.265% due 06/30/2008		5,200	5,202

HSBC Bank USA N.A.
5.426% due 07/28/2008		1,100	1,102

Nordea Bank Finland PLC
5.267% due 03/31/2008		300	300
5.308% due 05/28/2008		700	701

Royal Bank of Canada
5.267% due 06/30/2008		7,900	7,907

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Real Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	$5,700	$5,700

Skandinav Enskilda BK
5.272% due 08/21/2008	100	100
5.340% due 08/21/2008	5,600	5,602
5.350% due 02/13/2009	5,400	5,404

Societe Generale NY
5.270% due 03/26/2008	5,700	5,700
5.271% due 06/30/2008	5,600	5,602

Unicredito Italiano NY
5.360% due 05/29/2008	4,200	4,202

		70,125

COMMERCIAL PAPER 45.3%
Australia and New Zealand Banking Group Ltd.
5.245% due 09/19/2007	26,800	26,480

Bank of Ireland
5.230% due 11/08/2007	1,300	1,298

Barclays U.S. Funding Corp.
5.235% due 09/26/2007	27,800	27,598
5.245% due 09/26/2007	100	99
5.250% due 09/26/2007	2,000	1,974

BNP Paribas Finance, Inc.
5.330% due 10/23/2007	10,600	10,600

Calyon N.A. LLC
5.175% due 06/29/2010	31,200	31,169

CBA (de) Finance
5.225% due 09/28/2007	4,100	4,087

Cox Communications, Inc.
5.570% due 09/17/2007	1,100	1,100

Danske Corp.
5.205% due 10/12/2007	300	298
5.220% due 10/12/2007	30,500	30,465

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dexia Delaware LLC
5.240% due 09/21/2007	$29,000	$28,662

DnB NORBank ASA
5.225% due 10/12/2007	3,900	3,900

Fortis Funding LLC
5.255% due 09/05/2007	23,900	23,844
5.275% due 09/05/2007	600	598

General Electric Capital Corp.
5.200% due 11/06/2007	2,500	2,490

HBOS Treasury Services PLC
5.225% due 11/13/2007	500	500
5.250% due 09/21/2007	27,700	27,365

Intesa Funding LLC
5.320% due 09/05/2007	20,000	19,988

Natixis S.A.
5.250% due 09/21/2007	2,400	2,371
5.380% due 09/21/2007	27,200	27,200

Nordea N.A., Inc.
5.308% due 04/09/2009	2,300	2,300

Rabobank USA Financial Corp.
5.330% due 07/26/2007	27,200	27,200

Santander Hispano Finance Delaware
5.250% due 09/26/2007	18,800	18,556

Societe Generale NY
5.240% due 11/26/2007	1,000	988
5.245% due 11/26/2007	17,300	17,093
5.250% due 11/26/2007	200	197

Svenska Handelsbanken, Inc.
5.185% due 10/09/2007	22,500	22,477

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	27,200	27,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
5.145% due 10/23/2007	$800	$797
5.200% due 10/23/2007	20,800	20,463
5.230% due 10/23/2007	2,200	2,165
5.235% due 10/23/2007	5,800	5,742
5.240% due 10/23/2007	700	690

Unicredito Italiano SpA
5.200% due 01/22/2008	10,500	10,319

Westpac Banking Corp.
5.195% due 11/05/2007	22,400	22,300
5.230% due 11/05/2007	600	598
5.240% due 11/05/2007	1,100	1,087

		452,258

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007	3,467	3,467

(Dated 06/29/2007. Collateralized by Freddie Mac 5.000% due 06/11/2009 valued at $3,539. Repurchase proceeds are $3,468.)

U.S. TREASURY BILLS 2.8%
4.575% due 08/30/2007 - 09/13/2007 (a)(c)(d)(f)	27,920	27,666

Total Short-Term Instruments (Cost $553,565)		553,516

PURCHASED OPTIONS (h) 0.2%		1,570
(Cost $1,852)		1,570

Total Investments (e) 209.4% (Cost $2,084,650)		$2,091,451

Written Options (i) (0.0%)		(238)
(Premiums $387)

Other Assets and Liabilities (Net) (109.4%)		(1,092,533)

Net Assets 100.0%		$998,680

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $2,476 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) Securities with an aggregate market value of $2,661 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $30,875 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $2,406 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	21	$(8)
90-Day Euribor June Futures	Long	06/2009	21	(5)
90-Day Euribor March Futures	Long	03/2009	21	(7)
90-Day Euribor September Futures	Long	09/2008	21	(8)
90-Day Eurodollar December Futures	Short	12/2007	28	38
90-Day Eurodollar December Futures	Long	12/2008	12	(6)
90-Day Eurodollar June Futures	Short	06/2008	35	38
90-Day Eurodollar June Futures	Long	06/2009	35	(17)
90-Day Eurodollar March Futures	Short	03/2008	28	34
90-Day Eurodollar March Futures	Long	03/2009	12	(6)
90-Day Eurodollar September Futures	Short	09/2008	49	49
Japan Government 10-Year Bond September Futures	Long	09/2007	16	7
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	665	932
U.S. Treasury 5-Year Note September Futures	Short	09/2007	214	(105)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	550	(944)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	448	(845)

				$(853)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	$2,900	$1
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	1,500	1
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	1,500	1
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	1,500	6
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%	)	06/20/2012	1,100	(1)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	300	(3)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	300	(3)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	1,100	(11)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	200	(2)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	3,000	6
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	1,400	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	1,400	6
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	700	37
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	1,000	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	2,000	2
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	1,400	2
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%		09/20/2007	1,300	16

							$59

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	4,700	$(33)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		18,700	(126)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		46,200	(50)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		3,100	(22)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(12)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	18,500	3
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	2,500	41
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(15)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		300	(3)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		900	(10)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,500	30
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		1,900	(16)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		15,000	120
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		5,100	(15)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,200	(51)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		3,800	(40)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		2,500	14
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		6,800	657
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,100	(20)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,700	56
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		2,700	9
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		2,700	10
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(731)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		5,700	442
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,600	(203)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	134
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		4,300	413
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		2,500	635
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		5,000	(85)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		6,700	(306)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		5,000	(118)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	2,900,000	(4)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	17,000	66
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		11,100	18
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		136,400	44
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		15,300	11
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		52,900	28
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		20,900	5

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Real Return Portfolio (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027	$5,000	$(333)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	5,900	(7)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	10,600	34
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	23,000	(145)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	9,000	19
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	17,100	27
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021	5,400	27
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	5,700	8
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	1,700	21
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	23,500	(26)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014	6,500	230
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,900	(7)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	1,400	2
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	30,000	(281)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	100	(1)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	13,500	221
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	13,000	48
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	47,100	(348)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	4,600	74
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009	184,000	(50)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,700	(34)

						$343

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond September Futures	$118.000	08/24/2007	665	$13	$11
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/24/2007	294	5	18

				$18	$29

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$43,000	$241	$53
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	9,000	45	18

							$286	$71

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	4,600	$145	$169
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		4,600	145	118
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$21,800	574	564
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		21,800	574	594

						$1,438	$1,445

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 07/01/2037	$89.000	07/05/2007	$81,300	$10	$0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	66.531	09/19/2007	92,100	22	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 01/15/2009	90.000	09/19/2007	70,700	17	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	65.000	07/23/2007	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	88.000	07/23/2007	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	77.000	08/27/2007	53,000	12	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	79.000	08/27/2007	13,000	3	0

				$110	$0

Straddle Options

Description	Counterparty	Exercise Price (2)		Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	JPMorgan Chase & Co.	CHF	0.000	09/26/2007	$5,800	$0	$10
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC		0.000	09/26/2007	5,700	0	15

						$0	$25

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	112	$29	$68
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	110	13	5
Call - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/24/2007	103	35	68
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	112	31	12

				$108	$153

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$19,000	$234	$65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	45	20

							$279	$85

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Treasury Inflation Protected Securities	1.875%	07/15/2013	$11,966	$11,427	$11,483
Treasury Inflation Protected Securities	2.375%	01/15/2017	26,526	25,775	25,909
U.S. Treasury Notes	3.625%	05/15/2013	300	281	282
U.S. Treasury Notes	4.875%	08/15/2016	19,800	19,380	19,953

				$56,863	$57,627

(3) Market value includes $395 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,604	10/2007	$4	$(15)	$(11)
Sell	CAD	1,247	08/2007	0	(5)	(5)
Sell	CHF	910	09/2007	0	0	0
Buy	CNY	92,519	01/2008	62	0	62
Buy		92,514	03/2008	0	(66)	(66)
Sell	EUR	5,798	07/2007	0	(76)	(76)
Sell	GBP	6,409	08/2007	0	(68)	(68)
Sell	JPY	214,501	07/2007	25	0	25
Buy	KRW	148,200	07/2007	1	0	1
Buy		1,571,959	09/2007	8	0	8
Buy	MXN	15,220	09/2007	1	(3)	(2)
Buy		5,042	03/2008	5	0	5
Buy	PLN	5,528	09/2007	38	0	38
Buy	RUB	2,255	12/2007	2	0	2
Buy		48,032	01/2008	16	0	16
Buy	SGD	2,610	07/2007	7	0	7
Sell		1,578	07/2007	0	(6)	(6)
Buy		245	08/2007	1	0	1
Buy		2,599	10/2007	9	0	9

				$179	$(239)	$(60)

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Notes to Financial Statements

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

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are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	PLN	Polish Zloty
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	Great British Pound

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”) The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

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Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(p) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $1,602,246 in commitments outstanding to fund high yield bridge debt. The

Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

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Notes to Financial Statements (Cont.)

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to

April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,513,157	$8,707,451	$137,558	$29,607

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2006	146	$97,800	$643
Sales	1,025	23,000	592
Closing Buys	(73)	(46,000)	(362)
Expirations	(661)	(51,800)	(486)
Exercised	0	0	0
Balance at 06/30/2007	437	$23,000	$387

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	301	$3,580	629	$7,837
Administrative Class	13,980	166,885	29,533	367,822
Advisor Class	568	6,796	248	3,086
Issued as reinvestment of distributions
Institutional Class	95	1,137	255	3,137
Administrative Class	1,955	23,367	5,979	73,676
Advisor Class	10	119	9	109
Cost of shares redeemed
Institutional Class	(274)	(3,266)	(557)	(6,951)
Administrative Class	(22,385)	(268,783)	(28,578)	(353,626)
Advisor Class	(27)	(329)	(32)	(402)
Net increase (decrease) resulting from Portfolio share transactions	(5,777)	$(70,494)	7,486	$94,688

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	95
Administrative Class	3	54
Advisor Class	2	94

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 8,525	$ (1,724)	$ 6,801

22	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	23

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

P I M C O

PIMCO Variable Insurance Trust

Real Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Treasury Obligations	47.8%
Short-Term Instruments	26.5%
U.S. Government Agencies	10.2%
Corporate Bonds & Notes	6.3%
Asset-Backed Securities	5.1%
Other	4.1%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/10/00)**
PIMCO Real Return Portfolio Institutional Class	0.91%	3.05%	6.30%	7.99%
Lehman Brothers U.S. TIPS Index±	1.73%	3.99%	6.03%	7.47%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), having at least 1 year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index. The index does not reflect deductions for fees or expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,009.09	$1,022.32
Expenses Paid During Period†	$2.49	$2.51

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, or instrumentalities or corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened.

»	An emphasis on nominal bonds in the Eurozone benefited performance as nominal bonds outperformed inflation-linked bonds in the region.

»	Above-index U.S. real duration was negative for performance as real yields increased.

»	Modest exposure to U.K. nominal bonds was negative for performance due to rising interest rates and a tightening bias from the Bank of England.

»	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  Real Return Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Institutional Class
Net asset value beginning of year or period	$11.93	$12.69	$12.92	$12.36	$11.90	$10.56
Net investment income (a)	0.29	0.54	0.37	0.15	0.25	0.49
Net realized/unrealized gain (loss) on investments (a)	(0.17)	(0.42)	(0.08)	0.96	0.81	1.36
Total income from investment operations	0.12	0.12	0.29	1.11	1.06	1.85
Dividends from net investment income	(0.30)	(0.55)	(0.38)	(0.14)	(0.34)	(0.49)
Distributions from net realized capital gains	0.00	(0.33)	(0.14)	(0.41)	(0.26)	(0.02)
Total distributions	(0.30)	(0.88)	(0.52)	(0.55)	(0.60)	(0.51)
Net asset value end of year or period	$11.75	$11.93	$12.69	$12.92	$12.36	$11.90
Total return	0.91%	0.86%	2.24%	9.08%	9.00%	17.93%
Net assets end of year or period (000s)	$46,629	$45,852	$44,659	$36,691	$26,540	$16
Ratio of expenses to average net assets	0.50%*	0.50%	0.51%	0.50%	0.51%	0.51%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.88%*	4.38%	2.88%	1.14%	2.06%	4.40%
Portfolio turnover rate	484%	963%	1,102%	1,064%	738%	87%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$2,091,451
Cash	72
Foreign currency, at value	8,246
Receivable for investments sold	96,104
Receivable for investments sold on a delayed-delivery basis	10,275
Receivable for Portfolio shares sold	7,639
Interest and dividends receivable	4,575
Variation margin receivable	12
Swap premiums paid	5,874
Unrealized appreciation on foreign currency contracts	179
Unrealized appreciation on swap agreements	3,526
2,227,953

Liabilities:
Payable for investments purchased	$149,673
Payable for investments purchased on a delayed-delivery basis	1,007,734
Payable for Portfolio shares redeemed	1,310
Payable for short sales	57,627
Written options outstanding	238
Dividends payable	18
Accrued investment advisory fee	207
Accrued administration fee	207
Accrued distribution fee	2
Accrued servicing fee	106
Variation margin payable	933
Swap premiums received	5,324
Unrealized depreciation on foreign currency contracts	239
Unrealized depreciation on swap agreements	3,124
Other liabilities	2,531
1,229,273

Net Assets	$998,680

Net Assets Consist of:
Paid in capital	$1,073,947
Undistributed net investment income	9,102
Accumulated undistributed net realized (loss)	(87,924)
Net unrealized appreciation	3,555
$998,680

Net Assets:
Institutional Class	$46,629
Administrative Class	942,932
Advisor Class	9,119

Shares Issued and Outstanding:
Institutional Class	3,967
Administrative Class	80,217
Advisor Class	776

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.75
Administrative Class	11.75
Advisor Class	11.75

Cost of Investments Owned	$2,084,650
Cost of Foreign Currency Held	$8,225
Proceeds Received on Short Sales	$56,863
Premiums Received on Written Options	$387

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$28,500
Miscellaneous income	32
Total Income	28,532

Expenses:
Investment advisory fees	1,318
Administration fees	1,318
Servicing fees – Administrative Class	753
Distribution and/or servicing fees – Advisor Class	7
Trustees’ fees	10
Total Expenses	3,406

Net Investment Income	25,126

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(40,473)
Net realized gain on futures contracts, written options and swaps	84
Net realized (loss) on foreign currency transactions	(743)
Net change in unrealized appreciation on investments	30,216
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(2,279)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	321
Net (Loss)	(12,874)

Net Increase in Net Assets Resulting from Operations	$12,252

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$25,126	$47,440
Net realized (loss)	(41,132)	(12,066)
Net change in unrealized appreciation (depreciation)	28,258	(27,331)
Net increase resulting from operations	12,252	8,043

Distributions to Shareholders:
From net investment income
Institutional Class	(1,137)	(1,932)
Administrative Class	(24,024)	(45,759)
Advisor Class	(119)	(41)
From net realized capital gains
Institutional Class	0	(1,205)
Administrative Class	0	(28,225)
Advisor Class	0	(68)

Total Distributions	(25,280)	(77,230)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,580	7,837
Administrative Class	166,885	367,822
Advisor Class	6,796	3,086
Issued as reinvestment of distributions
Institutional Class	1,137	3,137
Administrative Class	23,367	73,676
Advisor Class	119	109
Cost of shares redeemed
Institutional Class	(3,266)	(6,951)
Administrative Class	(268,783)	(353,626)
Advisor Class	(329)	(402)
Net increase (decrease) resulting from Portfolio share transactions	(70,494)	94,688

Total Increase (Decrease) in Net Assets	(83,522)	25,501

Net Assets:
Beginning of period	1,082,202	1,056,701
End of period*	$998,680	$1,082,202

*Including undistributed net investment income of:	$9,102	$9,256

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Georgia-Pacific Corp.
7.110% due 12/20/2012	$988	$991

OAO Rosneft Oil Co.
6.000% due 09/16/2007	1,600	1,602

Total Bank Loan Obligations (Cost $2,586)		2,593

CORPORATE BONDS & NOTES 13.2%

BANKING & FINANCE 11.0%
American Express Centurion Bank
5.320% due 05/07/2008	500	500

American International Group, Inc.
5.360% due 06/23/2008	1,200	1,200

Atlantic & Western Re Ltd.
11.599% due 01/09/2009	900	908

Bank of America Corp.
5.366% due 11/06/2009	900	900
5.510% due 02/17/2009	5,400	5,414

Bank of America N.A.
5.360% due 12/18/2008	5,400	5,403

Bank of Ireland
5.370% due 12/19/2008	1,500	1,502
5.410% due 12/18/2009	1,000	1,002

C10 Capital SPV Ltd.
6.722% due 12/31/2049	500	488

Calabash Re II Ltd.
16.260% due 01/08/2010	250	260

Charter One Bank N.A.
5.405% due 04/24/2009	8,400	8,411

CIT Group, Inc.
5.505% due 01/30/2009	4,600	4,594

Citigroup Funding, Inc.
5.320% due 04/23/2009	5,700	5,703

Citigroup, Inc.
5.390% due 12/28/2009	3,900	3,903
5.395% due 01/30/2009	1,000	1,001
5.400% due 12/26/2008	4,900	4,904
5.405% due 05/02/2008	1,000	1,001

Commonwealth Bank of Australia
5.360% due 06/08/2009	400	400

Credit Agricole S.A.
5.360% due 05/28/2009	1,900	1,901

DnB NORBank ASA
5.425% due 10/13/2009	1,100	1,101

East Lane Re Ltd.
12.355% due 05/06/2011	300	301

Export-Import Bank of Korea
5.570% due 10/04/2011	1,600	1,602

Ford Motor Credit Co.
7.250% due 10/25/2011	1,200	1,156
7.800% due 06/01/2012	100	98

Foundation Re II Ltd.
12.110% due 11/26/2010	800	803

General Electric Capital Corp.
5.355% due 10/24/2008	800	801
5.385% due 10/26/2009	1,000	1,001
5.400% due 03/04/2008	2,800	2,803
5.400% due 12/12/2008	900	901

General Motors Acceptance Corp.
6.750% due 12/01/2014	1,600	1,534

Goldman Sachs Group, Inc.
5.660% due 06/28/2010	4,700	4,730

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS Treasury Services PLC
5.320% due 07/17/2008	$1,100	$1,101

HSBC Finance Corp.
5.360% due 05/21/2008	1,200	1,201
5.415% due 10/21/2009	1,900	1,901

JPMorgan Chase & Co.
5.370% due 06/26/2009	700	701
5.410% due 06/26/2009	5,500	5,508

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	300	300

Longpoint Re Ltd.
10.609% due 05/08/2010	1,100	1,100

Merrill Lynch & Co., Inc.
5.395% due 10/23/2008	2,500	2,504

Morgan Stanley
5.360% due 11/21/2008	1,000	1,000

Mystic Re Ltd.
14.360% due 12/05/2008	600	594

Phoenix Quake Ltd.
7.800% due 07/03/2008	500	503

Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008	2,000	2,007

Rabobank Nederland
5.376% due 01/15/2009	800	801

Redwood Capital IX Ltd.
11.610% due 01/09/2008	500	504
12.110% due 01/09/2008	500	504

Royal Bank of Scotland Group PLC
5.405% due 07/21/2008	400	400

Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007	400	400
5.420% due 09/19/2008	500	501
5.420% due 11/20/2009	2,700	2,702

Shackleton Re Ltd.
13.355% due 02/07/2008	1,000	1,015

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	99

Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008	1,700	1,701

Vita Capital II Ltd.
6.249% due 01/01/2010	300	300

Vita Capital III Ltd.
6.469% due 01/01/2012	700	701

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	1,700	1,704

Wachovia Bank N.A.
5.360% due 02/23/2009	5,400	5,403
5.430% due 12/02/2010	2,400	2,402

Westpac Banking Corp.
5.280% due 06/06/2008	5,400	5,401

World Savings Bank FSB
5.396% due 05/08/2009	300	300
5.410% due 06/20/2008	300	300
5.485% due 03/02/2009	300	301

		110,085

INDUSTRIALS 1.1%
C8 Capital SPV Ltd.
6.640% due 12/31/2049	500	493

CSC Holdings, Inc.
7.875% due 12/15/2007	600	605

EchoStar DBS Corp.
5.750% due 10/01/2008	500	500
7.000% due 10/01/2013	5,000	4,950

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Project Funding Master Trust
7.375% due 12/15/2014	$500	$546
8.625% due 02/01/2022	200	247

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	200	202

Wal-Mart Stores, Inc.
5.260% due 06/16/2008	3,200	3,199

		10,742

UTILITIES 1.1%
America Movil SAB de C.V.
5.460% due 06/27/2008	5,500	5,501

AT&T, Inc.
5.456% due 02/05/2010	2,800	2,805

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

CMS Energy Corp.
9.875% due 10/15/2007	1,600	1,623

Dominion Resources, Inc.
5.540% due 11/14/2008	300	300

Embarq Corp.
7.082% due 06/01/2016	300	302

NiSource Finance Corp.
5.930% due 11/23/2009	800	802

		11,435

Total Corporate Bonds & Notes (Cost $132,018)		132,262

CONVERTIBLE BONDS & NOTES 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037	3,750	3,844

Total Convertible Bonds & Notes (Cost $3,808)		3,844

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	475	509

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.265% due 12/15/2013	130	128

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	529

Total Municipal Bonds & Notes (Cost $1,016)		1,166

U.S. GOVERNMENT AGENCIES 21.3%
Fannie Mae
4.187% due 11/01/2034	6,176	6,125
4.541% due 07/01/2035	740	736
4.673% due 05/25/2035	2,900	2,863
4.682% due 01/01/2035	680	670
5.380% due 12/25/2036	490	489
5.470% due 08/25/2034	450	450
5.500% due 03/01/2034 - 08/01/2037	117,293	113,134
5.670% due 05/25/2042	298	299
5.950% due 02/25/2044	1,053	1,051
6.000% due 09/01/2035 - 07/01/2037	14,538	14,387
6.227% due 06/01/2043 - 09/01/2044	10,458	10,592
7.320% due 11/01/2024	17	17

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Real Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.000% due 03/15/2023 - 10/15/2023	$957	$945
4.550% due 01/01/2034	667	659
5.000% due 02/15/2020 - 08/15/2020	9,907	9,748
5.470% due 07/15/2019 - 10/15/2020	19,200	19,183
5.500% due 05/15/2016	7,567	7,567
5.550% due 07/15/2037	1,400	1,400
5.580% due 08/25/2031	182	182
5.670% due 12/15/2030	485	486
6.227% due 10/25/2044 - 02/25/2045	16,300	16,404

Small Business Administration
4.504% due 02/10/2014	1,567	1,497
4.880% due 11/01/2024	3,464	3,314

Total U.S. Government Agencies (Cost $212,767)		212,198

U.S. TREASURY OBLIGATIONS 100.1%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	46,039	43,737
1.625% due 01/15/2015	3,372	3,135
1.875% due 07/15/2015	105,075	99,329
2.000% due 04/15/2012	22,109	21,465
2.000% due 01/15/2014	82,621	79,426
2.000% due 07/15/2014	99,281	95,333
2.000% due 01/15/2016	4,500	4,274
2.000% due 01/15/2026	81,940	74,245
2.375% due 04/15/2011	28,981	28,673
2.375% due 01/15/2025	74,048	71,225
2.375% due 01/15/2027	24,616	23,647
2.500% due 07/15/2016	20,261	20,041
3.000% due 07/15/2012	107,896	110,020
3.375% due 01/15/2012	4,679	4,831
3.375% due 04/15/2032	1,872	2,155
3.500% due 01/15/2011	28,874	29,716
3.625% due 01/15/2008	1,285	1,287
3.625% due 04/15/2028	63,131	73,158
3.875% due 01/15/2009	71,163	72,319
3.875% due 04/15/2029	66,711	80,564
4.250% due 01/15/2010	48,693	50,553

U.S. Treasury Bonds
6.000% due 02/15/2026	1,400	1,529
6.625% due 02/15/2027	1,300	1,523
8.875% due 08/15/2017	1,000	1,296

U.S. Treasury Notes
4.500% due 02/28/2011	1,700	1,677
4.875% due 04/30/2011	4,600	4,595

Total U.S. Treasury Obligations (Cost $993,078)		999,753

MORTGAGE-BACKED SECURITIES 6.5%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	111	111

Arkle Master Issuer PLC
5.300% due 11/19/2007	1,300	1,300

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	2,119	2,119

Banc of America Funding Corp.
4.614% due 02/20/2036	3,244	3,193

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	186	186

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	600	603

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	95	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	$4,161	$4,087
4.900% due 12/25/2035	219	218

Countrywide Alternative Loan Trust
5.390% due 07/25/2046	326	326
5.400% due 09/20/2046	667	668
5.500% due 02/20/2047	1,349	1,347
5.500% due 05/25/2047	460	461
5.600% due 12/25/2035	105	105

Countrywide Home Loan Mortgage Pass-Through Trust
3.786% due 11/19/2033	250	241
5.660% due 06/25/2035	687	686

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	1,011	1,003

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.420% due 10/25/2036	1,018	1,019

First Horizon Alternative Mortgage Securities
4.732% due 06/25/2034	885	874

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	7,248	7,087

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	695	695
5.400% due 01/25/2047	5,206	5,209
5.540% due 06/25/2045	1,099	1,100
5.590% due 11/25/2045	635	636

GSR Mortgage Loan Trust
4.538% due 09/25/2035	2,321	2,288

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	285	286

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	354	354

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	932	933
5.420% due 01/25/2037	672	672

JPMorgan Mortgage Trust
5.008% due 07/25/2035	1,416	1,398

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	700	686

Mellon Residential Funding Corp.
5.670% due 11/15/2031	1,131	1,133
5.760% due 12/15/2030	940	944

Merrill Lynch Floating Trust
5.390% due 06/15/2022	267	267

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	368	369

Securitized Asset Sales, Inc.
7.542% due 11/26/2023	12	12

Sequoia Mortgage Trust
5.670% due 10/19/2026	350	350

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	693	694
6.429% due 01/25/2035	389	391

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	784	785
5.510% due 06/25/2036	343	343

Structured Asset Securities Corp.
5.329% due 10/25/2035	693	692
5.370% due 05/25/2036	56	56

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	138	139
5.430% due 01/25/2037	991	992

Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	90	90

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.430% due 12/25/2036	$4,514	$4,514
5.440% due 08/25/2036	2,225	2,224

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	595	596

Washington Mutual, Inc.
5.580% due 11/25/2045	551	553
5.610% due 08/25/2045	89	89
5.610% due 10/25/2045	3,593	3,602
5.724% due 07/25/2046	1,931	1,939
5.759% due 01/25/2047	1,946	1,946
5.839% due 12/25/2046	252	253
6.029% due 02/25/2046	469	470
6.229% due 11/25/2042	119	120
6.529% due 11/25/2046	285	286

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	531	517
4.110% due 06/25/2035	788	785

Total Mortgage-Backed Securities (Cost $65,143)		65,137

ASSET-BACKED SECURITIES 10.7%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	71	71

Accredited Mortgage Loan Trust
5.480% due 09/25/2035	216	216

ACE Securities Corp.
5.370% due 07/25/2036	406	406
5.370% due 12/25/2036	301	301
5.430% due 10/25/2035	431	431

Argent Securities, Inc.
5.370% due 10/25/2036	1,026	1,026
5.390% due 04/25/2036	365	365
5.400% due 03/25/2036	411	412

Asset-Backed Funding Certificates
5.380% due 11/25/2036	142	142
5.380% due 01/25/2037	4,070	4,072
5.670% due 06/25/2034	1,169	1,172

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	114	114

Bank One Issuance Trust
5.430% due 12/15/2010	600	601

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	154	154
5.400% due 12/25/2035	130	130
5.410% due 04/25/2036	234	234
5.520% due 09/25/2034	422	422
5.650% due 10/25/2032	58	58
5.650% due 01/25/2036	141	141
5.770% due 03/25/2043	191	191

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	978	979

Centex Home Equity
5.370% due 06/25/2036	1,123	1,124

Chase Credit Card Master Trust
5.430% due 10/15/2010	500	501
5.430% due 02/15/2011	1,000	1,002
5.440% due 02/15/2010	300	300

Chase Issuance Trust
5.330% due 12/15/2010	400	400

Citibank Credit Card Issuance Trust
5.456% due 01/15/2010	1,505	1,507

Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	373	374
5.400% due 12/25/2035	586	586

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	1,188	1,189
5.370% due 01/25/2037	733	733

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.370% due 05/25/2037	$4,697	$4,699
5.380% due 09/25/2046	425	425
5.390% due 07/25/2036	285	285
5.390% due 09/25/2036	316	316
5.390% due 06/25/2037	7,110	7,114
5.430% due 10/25/2046	1,031	1,032
5.450% due 07/25/2036	235	236

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	2,538	2,540

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	96	96

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	2,846	2,848
5.370% due 11/25/2036	2,047	2,048
5.370% due 12/25/2036	214	214
5.410% due 01/25/2036	979	980

Fremont Home Loan Trust
5.370% due 10/25/2036	139	139
5.380% due 01/25/2037	497	497
5.490% due 01/25/2036	194	194

GSAMP Trust
5.360% due 10/25/2046	217	217
5.390% due 10/25/2036	110	110
5.390% due 12/25/2036	990	990
5.430% due 11/25/2035	190	190
5.610% due 03/25/2034	207	207

GSR Mortgage Loan Trust
5.420% due 11/25/2030	315	315

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	317	317

Home Equity Asset Trust
5.400% due 05/25/2036	454	454
5.430% due 02/25/2036	173	173

Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	189	190

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	238	238
5.370% due 12/25/2036	5,130	5,133
5.400% due 12/25/2035	525	526

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	32	32

Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036	379	379
5.380% due 04/25/2037	2,842	2,843
5.420% due 03/25/2036	249	249

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	177	177
5.370% due 07/25/2036	363	363
5.370% due 08/25/2036	912	912
5.370% due 10/25/2036	2,698	2,695
5.390% due 11/25/2036	195	195
5.530% due 06/25/2035	23	23

Lehman XS Trust
5.390% due 05/25/2046	418	419
5.400% due 04/25/2046	1,107	1,107
5.400% due 07/25/2046	759	760
5.400% due 11/25/2046	1,161	1,162

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	68	68
5.360% due 11/25/2036	154	154
5.380% due 05/25/2046	99	99
5.390% due 03/25/2036	84	84
5.400% due 02/25/2036	164	164
5.410% due 01/25/2036	231	231
5.500% due 08/25/2035	180	180

MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	34	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.380% due 11/25/2036	$2,442	$2,444
5.400% due 01/25/2036	487	488

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	100	100
5.501% due 09/15/2010	200	200

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	321	321
5.370% due 05/25/2037	670	670
5.390% due 08/25/2036	2,928	2,928
5.390% due 07/25/2037	704	705
5.400% due 01/25/2037	102	102

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	39	39
5.360% due 06/25/2036	86	86
5.360% due 07/25/2036	2,608	2,610
5.360% due 10/25/2036	589	590
5.370% due 09/25/2036	563	563
5.370% due 10/25/2036	373	373
5.400% due 12/25/2035	16	16

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	145	145

Nelnet Student Loan Trust
5.325% due 10/27/2014	81	81
5.340% due 09/25/2012	3,764	3,766
5.445% due 07/25/2016	386	387
5.445% due 10/25/2016	346	346

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	260	260

Nissan Auto Lease Trust
5.347% due 12/14/2007	9	9

Nomura Asset Acceptance Corp.
5.460% due 01/25/2036	289	290

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	86	86

Option One Mortgage Loan Trust
5.360% due 02/25/2037	71	71
5.370% due 07/25/2036	84	84
5.420% due 11/25/2035	147	147

Park Place Securities, Inc.
5.580% due 09/25/2035	51	52

Renaissance Home Equity Loan Trust
5.700% due 12/25/2032	81	81

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	232	232
5.400% due 01/25/2036	60	60

Residential Asset Securities Corp.
5.360% due 06/25/2036	2,188	2,190
5.390% due 04/25/2036	79	79
5.390% due 11/25/2036	1,914	1,915

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	531	532

Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036	206	206
5.380% due 12/25/2036	9,622	9,626
5.390% due 10/25/2035	99	99

SLM Student Loan Trust
5.325% due 10/25/2012	489	489
5.325% due 07/25/2013	550	550
5.335% due 04/25/2012	260	260

Soundview Home Equity Loan Trust
5.350% due 07/25/2036	538	538
5.370% due 10/25/2036	831	832
5.380% due 11/25/2036	462	462
5.390% due 03/25/2036	47	47
5.420% due 10/25/2036	212	212
5.550% due 06/25/2035	72	72

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		$114	$114
5.365% due 11/25/2037		70	70

Structured Asset Investment Loan Trust
5.370% due 07/25/2036		113	113

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,410	1,406
5.370% due 10/25/2036		1,035	1,035
5.400% due 11/25/2035		195	196
5.450% due 12/25/2035		692	692

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		33	33

USAA Auto Owner Trust
5.030% due 11/17/2008		72	73

Wachovia Auto Owner Trust
4.820% due 02/20/2009		662	663

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		874	875

Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,070	1,071

Total Asset-Backed Securities (Cost $107,130)			107,190

SOVEREIGN ISSUES 0.0%
Colombia Government International Bond
10.000% due 01/23/2012		350	405

Total Sovereign Issues (Cost $352)			405

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	542	610

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,678	2,335

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		543	717

Pylon Ltd.
5.648% due 12/18/2008		700	956
8.048% due 12/18/2008		1,100	1,520

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,100	5,679

Total Foreign Currency-Denominated Issues (Cost $11,335)			11,817

SHORT-TERM INSTRUMENTS 55.4%
CERTIFICATES OF DEPOSIT 7.0%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$7,200	7,203

BNP Paribas
5.262% due 05/28/2008		5,400	5,402
5.262% due 07/03/2008		8,200	8,198

Calyon Financial, Inc.
5.340% due 01/16/2009		1,800	1,800

Fortis Bank NY
5.265% due 06/30/2008		5,200	5,202

HSBC Bank USA N.A.
5.426% due 07/28/2008		1,100	1,102

Nordea Bank Finland PLC
5.267% due 03/31/2008		300	300
5.308% due 05/28/2008		700	701

Royal Bank of Canada
5.267% due 06/30/2008		7,900	7,907

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Real Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	$5,700	$5,700

Skandinav Enskilda BK
5.272% due 08/21/2008	100	100
5.340% due 08/21/2008	5,600	5,602
5.350% due 02/13/2009	5,400	5,404

Societe Generale NY
5.270% due 03/26/2008	5,700	5,700
5.271% due 06/30/2008	5,600	5,602

Unicredito Italiano NY
5.360% due 05/29/2008	4,200	4,202

		70,125

COMMERCIAL PAPER 45.3%
Australia and New Zealand Banking Group Ltd.
5.245% due 09/19/2007	26,800	26,480

Bank of Ireland
5.230% due 11/08/2007	1,300	1,298

Barclays U.S. Funding Corp.
5.235% due 09/26/2007	27,800	27,598
5.245% due 09/26/2007	100	99
5.250% due 09/26/2007	2,000	1,974

BNP Paribas Finance, Inc.
5.330% due 10/23/2007	10,600	10,600

Calyon N.A. LLC
5.175% due 06/29/2010	31,200	31,169

CBA (de) Finance
5.225% due 09/28/2007	4,100	4,087

Cox Communications, Inc.
5.570% due 09/17/2007	1,100	1,100

Danske Corp.
5.205% due 10/12/2007	300	298
5.220% due 10/12/2007	30,500	30,465

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dexia Delaware LLC
5.240% due 09/21/2007	$29,000	$28,662

DnB NORBank ASA
5.225% due 10/12/2007	3,900	3,900

Fortis Funding LLC
5.255% due 09/05/2007	23,900	23,844
5.275% due 09/05/2007	600	598

General Electric Capital Corp.
5.200% due 11/06/2007	2,500	2,490

HBOS Treasury Services PLC
5.225% due 11/13/2007	500	500
5.250% due 09/21/2007	27,700	27,365

Intesa Funding LLC
5.320% due 09/05/2007	20,000	19,988

Natixis S.A.
5.250% due 09/21/2007	2,400	2,371
5.380% due 09/21/2007	27,200	27,200

Nordea N.A., Inc.
5.308% due 04/09/2009	2,300	2,300

Rabobank USA Financial Corp.
5.330% due 07/26/2007	27,200	27,200

Santander Hispano Finance Delaware
5.250% due 09/26/2007	18,800	18,556

Societe Generale NY
5.240% due 11/26/2007	1,000	988
5.245% due 11/26/2007	17,300	17,093
5.250% due 11/26/2007	200	197

Svenska Handelsbanken, Inc.
5.185% due 10/09/2007	22,500	22,477

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	27,200	27,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
5.145% due 10/23/2007	$800	$797
5.200% due 10/23/2007	20,800	20,463
5.230% due 10/23/2007	2,200	2,165
5.235% due 10/23/2007	5,800	5,742
5.240% due 10/23/2007	700	690

Unicredito Italiano SpA
5.200% due 01/22/2008	10,500	10,319

Westpac Banking Corp.
5.195% due 11/05/2007	22,400	22,300
5.230% due 11/05/2007	600	598
5.240% due 11/05/2007	1,100	1,087

		452,258

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007	3,467	3,467

(Dated 06/29/2007. Collateralized by Freddie Mac 5.000% due 06/11/2009 valued at $3,539. Repurchase proceeds are $3,468.)

U.S. TREASURY BILLS 2.8%
4.575% due 08/30/2007 - 09/13/2007 (a)(c)(d)(f)	27,920	27,666

Total Short-Term Instruments (Cost $553,565)		553,516

PURCHASED OPTIONS (h) 0.2%		1,570
(Cost $1,852)		1,570

Total Investments (e) 209.4% (Cost $2,084,650)		$2,091,451

Written Options (i) (0.0%)		(238)
(Premiums $387)

Other Assets and Liabilities (Net) (109.4%)		(1,092,533)

Net Assets 100.0%		$998,680

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $2,476 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) Securities with an aggregate market value of $2,661 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $30,875 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $2,406 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	21	$(8)
90-Day Euribor June Futures	Long	06/2009	21	(5)
90-Day Euribor March Futures	Long	03/2009	21	(7)
90-Day Euribor September Futures	Long	09/2008	21	(8)
90-Day Eurodollar December Futures	Short	12/2007	28	38
90-Day Eurodollar December Futures	Long	12/2008	12	(6)
90-Day Eurodollar June Futures	Short	06/2008	35	38
90-Day Eurodollar June Futures	Long	06/2009	35	(17)
90-Day Eurodollar March Futures	Short	03/2008	28	34
90-Day Eurodollar March Futures	Long	03/2009	12	(6)
90-Day Eurodollar September Futures	Short	09/2008	49	49
Japan Government 10-Year Bond September Futures	Long	09/2007	16	7
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	665	932
U.S. Treasury 5-Year Note September Futures	Short	09/2007	214	(105)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	550	(944)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	448	(845)

				$(853)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	$2,900	$1
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	1,500	1
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	1,500	1
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	1,500	6
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%	)	06/20/2012	1,100	(1)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	300	(3)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	300	(3)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	1,100	(11)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	200	(2)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	3,000	6
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	1,400	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	1,400	6
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	700	37
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	1,000	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	2,000	2
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	1,400	2
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%		09/20/2007	1,300	16

							$59

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	4,700	$(33)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		18,700	(126)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		46,200	(50)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		3,100	(22)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(12)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	18,500	3
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	2,500	41
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(15)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		300	(3)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		900	(10)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,500	30
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		1,900	(16)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		15,000	120
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		5,100	(15)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,200	(51)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		3,800	(40)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		2,500	14
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		6,800	657
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,100	(20)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,700	56
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		2,700	9
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		2,700	10
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(731)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		5,700	442
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,600	(203)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	134
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		4,300	413
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		2,500	635
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		5,000	(85)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		6,700	(306)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		5,000	(118)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	2,900,000	(4)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	17,000	66
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		11,100	18
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		136,400	44
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		15,300	11
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		52,900	28
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		20,900	5

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Real Return Portfolio (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027	$5,000	$(333)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	5,900	(7)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	10,600	34
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	23,000	(145)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	9,000	19
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	17,100	27
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021	5,400	27
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	5,700	8
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	1,700	21
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	23,500	(26)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014	6,500	230
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,900	(7)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	1,400	2
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	30,000	(281)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	100	(1)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	13,500	221
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	13,000	48
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	47,100	(348)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	4,600	74
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009	184,000	(50)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,700	(34)

						$343

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond September Futures	$118.000	08/24/2007	665	$13	$11
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/24/2007	294	5	18

				$18	$29

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$43,000	$241	$53
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	9,000	45	18

							$286	$71

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	4,600	$145	$169
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		4,600	145	118
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$21,800	574	564
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		21,800	574	594

						$1,438	$1,445

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 07/01/2037	$89.000	07/05/2007	$81,300	$10	$0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	66.531	09/19/2007	92,100	22	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 01/15/2009	90.000	09/19/2007	70,700	17	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	65.000	07/23/2007	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	88.000	07/23/2007	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	77.000	08/27/2007	53,000	12	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	79.000	08/27/2007	13,000	3	0

				$110	$0

Straddle Options

Description	Counterparty	Exercise Price (2)		Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	JPMorgan Chase & Co.	CHF	0.000	09/26/2007	$5,800	$0	$10
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC		0.000	09/26/2007	5,700	0	15

						$0	$25

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	112	$29	$68
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	110	13	5
Call - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/24/2007	103	35	68
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	112	31	12

				$108	$153

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$19,000	$234	$65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	45	20

							$279	$85

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Treasury Inflation Protected Securities	1.875%	07/15/2013	$11,966	$11,427	$11,483
Treasury Inflation Protected Securities	2.375%	01/15/2017	26,526	25,775	25,909
U.S. Treasury Notes	3.625%	05/15/2013	300	281	282
U.S. Treasury Notes	4.875%	08/15/2016	19,800	19,380	19,953

				$56,863	$57,627

(3) Market value includes $395 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,604	10/2007	$4	$(15)	$(11)
Sell	CAD	1,247	08/2007	0	(5)	(5)
Sell	CHF	910	09/2007	0	0	0
Buy	CNY	92,519	01/2008	62	0	62
Buy		92,514	03/2008	0	(66)	(66)
Sell	EUR	5,798	07/2007	0	(76)	(76)
Sell	GBP	6,409	08/2007	0	(68)	(68)
Sell	JPY	214,501	07/2007	25	0	25
Buy	KRW	148,200	07/2007	1	0	1
Buy		1,571,959	09/2007	8	0	8
Buy	MXN	15,220	09/2007	1	(3)	(2)
Buy		5,042	03/2008	5	0	5
Buy	PLN	5,528	09/2007	38	0	38
Buy	RUB	2,255	12/2007	2	0	2
Buy		48,032	01/2008	16	0	16
Buy	SGD	2,610	07/2007	7	0	7
Sell		1,578	07/2007	0	(6)	(6)
Buy		245	08/2007	1	0	1
Buy		2,599	10/2007	9	0	9

				$179	$(239)	$(60)

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Notes to Financial Statements

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	PLN	Polish Zloty
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	Great British Pound

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”) The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(p) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $1,602,246 in commitments outstanding to fund high yield bridge debt. The

Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to

April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,513,157	$8,707,451	$137,558	$29,607

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2006	146	$97,800	$643
Sales	1,025	23,000	592
Closing Buys	(73)	(46,000)	(362)
Expirations	(661)	(51,800)	(486)
Exercised	0	0	0
Balance at 06/30/2007	437	$23,000	$387

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	301	$3,580	629	$7,837
Administrative Class	13,980	166,885	29,533	367,822
Advisor Class	568	6,796	248	3,086
Issued as reinvestment of distributions
Institutional Class	95	1,137	255	3,137
Administrative Class	1,955	23,367	5,979	73,676
Advisor Class	10	119	9	109
Cost of shares redeemed
Institutional Class	(274)	(3,266)	(557)	(6,951)
Administrative Class	(22,385)	(268,783)	(28,578)	(353,626)
Advisor Class	(27)	(329)	(32)	(402)
Net increase (decrease) resulting from Portfolio share transactions	(5,777)	$(70,494)	7,486	$94,688

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	95
Administrative Class	3	54
Advisor Class	2	94

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 8,525	$ (1,724)	$ 6,801

22	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	23

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Real Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Treasury Obligations	47.8%
Short-Term Instruments	26.5%
U.S. Government Agencies	10.2%
Corporate Bonds & Notes	6.3%
Asset-Backed Securities	5.1%
Other	4.1%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (02/28/06)
PIMCO Real Return Portfolio Advisor Class	0.79%	2.79%	0.62%
Lehman Brothers U.S. TIPS Index±	1.73%	3.99%	1.65%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), having at least 1 year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index. The index does not reflect deductions for fees or expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,007.87	$1,021.08
Expenses Paid During Period†	$3.73	$3.76

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, or instrumentalities or corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened.

»	An emphasis on nominal bonds in the Eurozone benefited performance as nominal bonds outperformed inflation-linked bonds in the region.

»	Above-index U.S. real duration was negative for performance as real yields increased.

»	Modest exposure to U.K. nominal bonds was negative for performance due to rising interest rates and a tightening bias from the Bank of England.

»	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  Real Return Portfolio

Selected per Share Data for the Period Ended:	06/30/2007+	02/28/2006-12/31/2006

Advisor Class
Net asset value beginning of period	$11.93	$12.69
Net investment income (a)	0.28	0.47
Net realized/unrealized (loss) on investments (a)	(0.18)	(0.46)
Total income from investment operations	0.10	0.01
Dividends from net investment income	(0.28)	(0.44)
Distributions from net realized capital gains	0.00	(0.33)
Total distributions	(0.28)	(0.77)
Net asset value end of period	$11.75	$11.93
Total return	0.79%	0.04%
Net assets end of period (000s)	$9,119	$2,684
Ratio of expenses to average net assets	0.75%*	0.75%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%*
Ratio of net investment income to average net assets	4.67%*	4.49%*
Portfolio turnover rate	484%	963%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Real Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$2,091,451
Cash	72
Foreign currency, at value	8,246
Receivable for investments sold	96,104
Receivable for investments sold on a delayed-delivery basis	10,275
Receivable for Portfolio shares sold	7,639
Interest and dividends receivable	4,575
Variation margin receivable	12
Swap premiums paid	5,874
Unrealized appreciation on foreign currency contracts	179
Unrealized appreciation on swap agreements	3,526
2,227,953

Liabilities:
Payable for investments purchased	$149,673
Payable for investments purchased on a delayed-delivery basis	1,007,734
Payable for Portfolio shares redeemed	1,310
Payable for short sales	57,627
Written options outstanding	238
Dividends payable	18
Accrued investment advisory fee	207
Accrued administration fee	207
Accrued distribution fee	2
Accrued servicing fee	106
Variation margin payable	933
Swap premiums received	5,324
Unrealized depreciation on foreign currency contracts	239
Unrealized depreciation on swap agreements	3,124
Other liabilities	2,531
1,229,273

Net Assets	$998,680

Net Assets Consist of:
Paid in capital	$1,073,947
Undistributed net investment income	9,102
Accumulated undistributed net realized (loss)	(87,924)
Net unrealized appreciation	3,555
$998,680

Net Assets:
Institutional Class	$46,629
Administrative Class	942,932
Advisor Class	9,119

Shares Issued and Outstanding:
Institutional Class	3,967
Administrative Class	80,217
Advisor Class	776

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.75
Administrative Class	11.75
Advisor Class	11.75

Cost of Investments Owned	$2,084,650
Cost of Foreign Currency Held	$8,225
Proceeds Received on Short Sales	$56,863
Premiums Received on Written Options	$387

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$28,500
Miscellaneous income	32
Total Income	28,532

Expenses:
Investment advisory fees	1,318
Administration fees	1,318
Servicing fees – Administrative Class	753
Distribution and/or servicing fees – Advisor Class	7
Trustees’ fees	10
Total Expenses	3,406

Net Investment Income	25,126

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(40,473)
Net realized gain on futures contracts, written options and swaps	84
Net realized (loss) on foreign currency transactions	(743)
Net change in unrealized appreciation on investments	30,216
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(2,279)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	321
Net (Loss)	(12,874)

Net Increase in Net Assets Resulting from Operations	$12,252

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$25,126	$47,440
Net realized (loss)	(41,132)	(12,066)
Net change in unrealized appreciation (depreciation)	28,258	(27,331)
Net increase resulting from operations	12,252	8,043

Distributions to Shareholders:
From net investment income
Institutional Class	(1,137)	(1,932)
Administrative Class	(24,024)	(45,759)
Advisor Class	(119)	(41)
From net realized capital gains
Institutional Class	0	(1,205)
Administrative Class	0	(28,225)
Advisor Class	0	(68)

Total Distributions	(25,280)	(77,230)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	3,580	7,837
Administrative Class	166,885	367,822
Advisor Class	6,796	3,086
Issued as reinvestment of distributions
Institutional Class	1,137	3,137
Administrative Class	23,367	73,676
Advisor Class	119	109
Cost of shares redeemed
Institutional Class	(3,266)	(6,951)
Administrative Class	(268,783)	(353,626)
Advisor Class	(329)	(402)
Net increase (decrease) resulting from Portfolio share transactions	(70,494)	94,688

Total Increase (Decrease) in Net Assets	(83,522)	25,501

Net Assets:
Beginning of period	1,082,202	1,056,701
End of period*	$998,680	$1,082,202

*Including undistributed net investment income of:	$9,102	$9,256

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Real Return Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Georgia-Pacific Corp.
7.110% due 12/20/2012	$988	$991

OAO Rosneft Oil Co.
6.000% due 09/16/2007	1,600	1,602

Total Bank Loan Obligations (Cost $2,586)		2,593

CORPORATE BONDS & NOTES 13.2%

BANKING & FINANCE 11.0%
American Express Centurion Bank
5.320% due 05/07/2008	500	500

American International Group, Inc.
5.360% due 06/23/2008	1,200	1,200

Atlantic & Western Re Ltd.
11.599% due 01/09/2009	900	908

Bank of America Corp.
5.366% due 11/06/2009	900	900
5.510% due 02/17/2009	5,400	5,414

Bank of America N.A.
5.360% due 12/18/2008	5,400	5,403

Bank of Ireland
5.370% due 12/19/2008	1,500	1,502
5.410% due 12/18/2009	1,000	1,002

C10 Capital SPV Ltd.
6.722% due 12/31/2049	500	488

Calabash Re II Ltd.
16.260% due 01/08/2010	250	260

Charter One Bank N.A.
5.405% due 04/24/2009	8,400	8,411

CIT Group, Inc.
5.505% due 01/30/2009	4,600	4,594

Citigroup Funding, Inc.
5.320% due 04/23/2009	5,700	5,703

Citigroup, Inc.
5.390% due 12/28/2009	3,900	3,903
5.395% due 01/30/2009	1,000	1,001
5.400% due 12/26/2008	4,900	4,904
5.405% due 05/02/2008	1,000	1,001

Commonwealth Bank of Australia
5.360% due 06/08/2009	400	400

Credit Agricole S.A.
5.360% due 05/28/2009	1,900	1,901

DnB NORBank ASA
5.425% due 10/13/2009	1,100	1,101

East Lane Re Ltd.
12.355% due 05/06/2011	300	301

Export-Import Bank of Korea
5.570% due 10/04/2011	1,600	1,602

Ford Motor Credit Co.
7.250% due 10/25/2011	1,200	1,156
7.800% due 06/01/2012	100	98

Foundation Re II Ltd.
12.110% due 11/26/2010	800	803

General Electric Capital Corp.
5.355% due 10/24/2008	800	801
5.385% due 10/26/2009	1,000	1,001
5.400% due 03/04/2008	2,800	2,803
5.400% due 12/12/2008	900	901

General Motors Acceptance Corp.
6.750% due 12/01/2014	1,600	1,534

Goldman Sachs Group, Inc.
5.660% due 06/28/2010	4,700	4,730

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS Treasury Services PLC
5.320% due 07/17/2008	$1,100	$1,101

HSBC Finance Corp.
5.360% due 05/21/2008	1,200	1,201
5.415% due 10/21/2009	1,900	1,901

JPMorgan Chase & Co.
5.370% due 06/26/2009	700	701
5.410% due 06/26/2009	5,500	5,508

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	300	300

Longpoint Re Ltd.
10.609% due 05/08/2010	1,100	1,100

Merrill Lynch & Co., Inc.
5.395% due 10/23/2008	2,500	2,504

Morgan Stanley
5.360% due 11/21/2008	1,000	1,000

Mystic Re Ltd.
14.360% due 12/05/2008	600	594

Phoenix Quake Ltd.
7.800% due 07/03/2008	500	503

Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008	2,000	2,007

Rabobank Nederland
5.376% due 01/15/2009	800	801

Redwood Capital IX Ltd.
11.610% due 01/09/2008	500	504
12.110% due 01/09/2008	500	504

Royal Bank of Scotland Group PLC
5.405% due 07/21/2008	400	400

Santander U.S. Debt S.A. Unipersonal
5.370% due 09/21/2007	400	400
5.420% due 09/19/2008	500	501
5.420% due 11/20/2009	2,700	2,702

Shackleton Re Ltd.
13.355% due 02/07/2008	1,000	1,015

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	99

Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008	1,700	1,701

Vita Capital II Ltd.
6.249% due 01/01/2010	300	300

Vita Capital III Ltd.
6.469% due 01/01/2012	700	701

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	1,700	1,704

Wachovia Bank N.A.
5.360% due 02/23/2009	5,400	5,403
5.430% due 12/02/2010	2,400	2,402

Westpac Banking Corp.
5.280% due 06/06/2008	5,400	5,401

World Savings Bank FSB
5.396% due 05/08/2009	300	300
5.410% due 06/20/2008	300	300
5.485% due 03/02/2009	300	301

		110,085

INDUSTRIALS 1.1%
C8 Capital SPV Ltd.
6.640% due 12/31/2049	500	493

CSC Holdings, Inc.
7.875% due 12/15/2007	600	605

EchoStar DBS Corp.
5.750% due 10/01/2008	500	500
7.000% due 10/01/2013	5,000	4,950

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Project Funding Master Trust
7.375% due 12/15/2014	$500	$546
8.625% due 02/01/2022	200	247

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	200	202

Wal-Mart Stores, Inc.
5.260% due 06/16/2008	3,200	3,199

		10,742

UTILITIES 1.1%
America Movil SAB de C.V.
5.460% due 06/27/2008	5,500	5,501

AT&T, Inc.
5.456% due 02/05/2010	2,800	2,805

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

CMS Energy Corp.
9.875% due 10/15/2007	1,600	1,623

Dominion Resources, Inc.
5.540% due 11/14/2008	300	300

Embarq Corp.
7.082% due 06/01/2016	300	302

NiSource Finance Corp.
5.930% due 11/23/2009	800	802

		11,435

Total Corporate Bonds & Notes (Cost $132,018)		132,262

CONVERTIBLE BONDS & NOTES 0.4%
Chesapeake Energy Corp.
2.500% due 05/15/2037	3,750	3,844

Total Convertible Bonds & Notes (Cost $3,808)		3,844

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	475	509

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
6.265% due 12/15/2013	130	128

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	529

Total Municipal Bonds & Notes (Cost $1,016)		1,166

U.S. GOVERNMENT AGENCIES 21.3%
Fannie Mae
4.187% due 11/01/2034	6,176	6,125
4.541% due 07/01/2035	740	736
4.673% due 05/25/2035	2,900	2,863
4.682% due 01/01/2035	680	670
5.380% due 12/25/2036	490	489
5.470% due 08/25/2034	450	450
5.500% due 03/01/2034 - 08/01/2037	117,293	113,134
5.670% due 05/25/2042	298	299
5.950% due 02/25/2044	1,053	1,051
6.000% due 09/01/2035 - 07/01/2037	14,538	14,387
6.227% due 06/01/2043 - 09/01/2044	10,458	10,592
7.320% due 11/01/2024	17	17

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Real Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.000% due 03/15/2023 - 10/15/2023	$957	$945
4.550% due 01/01/2034	667	659
5.000% due 02/15/2020 - 08/15/2020	9,907	9,748
5.470% due 07/15/2019 - 10/15/2020	19,200	19,183
5.500% due 05/15/2016	7,567	7,567
5.550% due 07/15/2037	1,400	1,400
5.580% due 08/25/2031	182	182
5.670% due 12/15/2030	485	486
6.227% due 10/25/2044 - 02/25/2045	16,300	16,404

Small Business Administration
4.504% due 02/10/2014	1,567	1,497
4.880% due 11/01/2024	3,464	3,314

Total U.S. Government Agencies (Cost $212,767)		212,198

U.S. TREASURY OBLIGATIONS 100.1%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	46,039	43,737
1.625% due 01/15/2015	3,372	3,135
1.875% due 07/15/2015	105,075	99,329
2.000% due 04/15/2012	22,109	21,465
2.000% due 01/15/2014	82,621	79,426
2.000% due 07/15/2014	99,281	95,333
2.000% due 01/15/2016	4,500	4,274
2.000% due 01/15/2026	81,940	74,245
2.375% due 04/15/2011	28,981	28,673
2.375% due 01/15/2025	74,048	71,225
2.375% due 01/15/2027	24,616	23,647
2.500% due 07/15/2016	20,261	20,041
3.000% due 07/15/2012	107,896	110,020
3.375% due 01/15/2012	4,679	4,831
3.375% due 04/15/2032	1,872	2,155
3.500% due 01/15/2011	28,874	29,716
3.625% due 01/15/2008	1,285	1,287
3.625% due 04/15/2028	63,131	73,158
3.875% due 01/15/2009	71,163	72,319
3.875% due 04/15/2029	66,711	80,564
4.250% due 01/15/2010	48,693	50,553

U.S. Treasury Bonds
6.000% due 02/15/2026	1,400	1,529
6.625% due 02/15/2027	1,300	1,523
8.875% due 08/15/2017	1,000	1,296

U.S. Treasury Notes
4.500% due 02/28/2011	1,700	1,677
4.875% due 04/30/2011	4,600	4,595

Total U.S. Treasury Obligations (Cost $993,078)		999,753

MORTGAGE-BACKED SECURITIES 6.5%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	111	111

Arkle Master Issuer PLC
5.300% due 11/19/2007	1,300	1,300

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	2,119	2,119

Banc of America Funding Corp.
4.614% due 02/20/2036	3,244	3,193

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	186	186

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	600	603

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	95	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	$4,161	$4,087
4.900% due 12/25/2035	219	218

Countrywide Alternative Loan Trust
5.390% due 07/25/2046	326	326
5.400% due 09/20/2046	667	668
5.500% due 02/20/2047	1,349	1,347
5.500% due 05/25/2047	460	461
5.600% due 12/25/2035	105	105

Countrywide Home Loan Mortgage Pass-Through Trust
3.786% due 11/19/2033	250	241
5.660% due 06/25/2035	687	686

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	1,011	1,003

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.420% due 10/25/2036	1,018	1,019

First Horizon Alternative Mortgage Securities
4.732% due 06/25/2034	885	874

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	7,248	7,087

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	695	695
5.400% due 01/25/2047	5,206	5,209
5.540% due 06/25/2045	1,099	1,100
5.590% due 11/25/2045	635	636

GSR Mortgage Loan Trust
4.538% due 09/25/2035	2,321	2,288

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	285	286

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	354	354

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	932	933
5.420% due 01/25/2037	672	672

JPMorgan Mortgage Trust
5.008% due 07/25/2035	1,416	1,398

MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/2034	700	686

Mellon Residential Funding Corp.
5.670% due 11/15/2031	1,131	1,133
5.760% due 12/15/2030	940	944

Merrill Lynch Floating Trust
5.390% due 06/15/2022	267	267

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	368	369

Securitized Asset Sales, Inc.
7.542% due 11/26/2023	12	12

Sequoia Mortgage Trust
5.670% due 10/19/2026	350	350

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	693	694
6.429% due 01/25/2035	389	391

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	784	785
5.510% due 06/25/2036	343	343

Structured Asset Securities Corp.
5.329% due 10/25/2035	693	692
5.370% due 05/25/2036	56	56

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	138	139
5.430% due 01/25/2037	991	992

Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	90	90

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.430% due 12/25/2036	$4,514	$4,514
5.440% due 08/25/2036	2,225	2,224

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	595	596

Washington Mutual, Inc.
5.580% due 11/25/2045	551	553
5.610% due 08/25/2045	89	89
5.610% due 10/25/2045	3,593	3,602
5.724% due 07/25/2046	1,931	1,939
5.759% due 01/25/2047	1,946	1,946
5.839% due 12/25/2046	252	253
6.029% due 02/25/2046	469	470
6.229% due 11/25/2042	119	120
6.529% due 11/25/2046	285	286

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	531	517
4.110% due 06/25/2035	788	785

Total Mortgage-Backed Securities (Cost $65,143)		65,137

ASSET-BACKED SECURITIES 10.7%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	71	71

Accredited Mortgage Loan Trust
5.480% due 09/25/2035	216	216

ACE Securities Corp.
5.370% due 07/25/2036	406	406
5.370% due 12/25/2036	301	301
5.430% due 10/25/2035	431	431

Argent Securities, Inc.
5.370% due 10/25/2036	1,026	1,026
5.390% due 04/25/2036	365	365
5.400% due 03/25/2036	411	412

Asset-Backed Funding Certificates
5.380% due 11/25/2036	142	142
5.380% due 01/25/2037	4,070	4,072
5.670% due 06/25/2034	1,169	1,172

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	114	114

Bank One Issuance Trust
5.430% due 12/15/2010	600	601

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	154	154
5.400% due 12/25/2035	130	130
5.410% due 04/25/2036	234	234
5.520% due 09/25/2034	422	422
5.650% due 10/25/2032	58	58
5.650% due 01/25/2036	141	141
5.770% due 03/25/2043	191	191

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	978	979

Centex Home Equity
5.370% due 06/25/2036	1,123	1,124

Chase Credit Card Master Trust
5.430% due 10/15/2010	500	501
5.430% due 02/15/2011	1,000	1,002
5.440% due 02/15/2010	300	300

Chase Issuance Trust
5.330% due 12/15/2010	400	400

Citibank Credit Card Issuance Trust
5.456% due 01/15/2010	1,505	1,507

Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	373	374
5.400% due 12/25/2035	586	586

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	1,188	1,189
5.370% due 01/25/2037	733	733

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.370% due 05/25/2037	$4,697	$4,699
5.380% due 09/25/2046	425	425
5.390% due 07/25/2036	285	285
5.390% due 09/25/2036	316	316
5.390% due 06/25/2037	7,110	7,114
5.430% due 10/25/2046	1,031	1,032
5.450% due 07/25/2036	235	236

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	2,538	2,540

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	96	96

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	2,846	2,848
5.370% due 11/25/2036	2,047	2,048
5.370% due 12/25/2036	214	214
5.410% due 01/25/2036	979	980

Fremont Home Loan Trust
5.370% due 10/25/2036	139	139
5.380% due 01/25/2037	497	497
5.490% due 01/25/2036	194	194

GSAMP Trust
5.360% due 10/25/2046	217	217
5.390% due 10/25/2036	110	110
5.390% due 12/25/2036	990	990
5.430% due 11/25/2035	190	190
5.610% due 03/25/2034	207	207

GSR Mortgage Loan Trust
5.420% due 11/25/2030	315	315

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	317	317

Home Equity Asset Trust
5.400% due 05/25/2036	454	454
5.430% due 02/25/2036	173	173

Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	189	190

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	238	238
5.370% due 12/25/2036	5,130	5,133
5.400% due 12/25/2035	525	526

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	32	32

Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036	379	379
5.380% due 04/25/2037	2,842	2,843
5.420% due 03/25/2036	249	249

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	177	177
5.370% due 07/25/2036	363	363
5.370% due 08/25/2036	912	912
5.370% due 10/25/2036	2,698	2,695
5.390% due 11/25/2036	195	195
5.530% due 06/25/2035	23	23

Lehman XS Trust
5.390% due 05/25/2046	418	419
5.400% due 04/25/2046	1,107	1,107
5.400% due 07/25/2046	759	760
5.400% due 11/25/2046	1,161	1,162

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	68	68
5.360% due 11/25/2036	154	154
5.380% due 05/25/2046	99	99
5.390% due 03/25/2036	84	84
5.400% due 02/25/2036	164	164
5.410% due 01/25/2036	231	231
5.500% due 08/25/2035	180	180

MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	34	35

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.380% due 11/25/2036	$2,442	$2,444
5.400% due 01/25/2036	487	488

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	100	100
5.501% due 09/15/2010	200	200

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	321	321
5.370% due 05/25/2037	670	670
5.390% due 08/25/2036	2,928	2,928
5.390% due 07/25/2037	704	705
5.400% due 01/25/2037	102	102

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	39	39
5.360% due 06/25/2036	86	86
5.360% due 07/25/2036	2,608	2,610
5.360% due 10/25/2036	589	590
5.370% due 09/25/2036	563	563
5.370% due 10/25/2036	373	373
5.400% due 12/25/2035	16	16

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	145	145

Nelnet Student Loan Trust
5.325% due 10/27/2014	81	81
5.340% due 09/25/2012	3,764	3,766
5.445% due 07/25/2016	386	387
5.445% due 10/25/2016	346	346

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	260	260

Nissan Auto Lease Trust
5.347% due 12/14/2007	9	9

Nomura Asset Acceptance Corp.
5.460% due 01/25/2036	289	290

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	86	86

Option One Mortgage Loan Trust
5.360% due 02/25/2037	71	71
5.370% due 07/25/2036	84	84
5.420% due 11/25/2035	147	147

Park Place Securities, Inc.
5.580% due 09/25/2035	51	52

Renaissance Home Equity Loan Trust
5.700% due 12/25/2032	81	81

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	232	232
5.400% due 01/25/2036	60	60

Residential Asset Securities Corp.
5.360% due 06/25/2036	2,188	2,190
5.390% due 04/25/2036	79	79
5.390% due 11/25/2036	1,914	1,915

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	531	532

Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036	206	206
5.380% due 12/25/2036	9,622	9,626
5.390% due 10/25/2035	99	99

SLM Student Loan Trust
5.325% due 10/25/2012	489	489
5.325% due 07/25/2013	550	550
5.335% due 04/25/2012	260	260

Soundview Home Equity Loan Trust
5.350% due 07/25/2036	538	538
5.370% due 10/25/2036	831	832
5.380% due 11/25/2036	462	462
5.390% due 03/25/2036	47	47
5.420% due 10/25/2036	212	212
5.550% due 06/25/2035	72	72

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		$114	$114
5.365% due 11/25/2037		70	70

Structured Asset Investment Loan Trust
5.370% due 07/25/2036		113	113

Structured Asset Securities Corp.
4.900% due 04/25/2035		1,410	1,406
5.370% due 10/25/2036		1,035	1,035
5.400% due 11/25/2035		195	196
5.450% due 12/25/2035		692	692

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		33	33

USAA Auto Owner Trust
5.030% due 11/17/2008		72	73

Wachovia Auto Owner Trust
4.820% due 02/20/2009		662	663

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		874	875

Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,070	1,071

Total Asset-Backed Securities (Cost $107,130)			107,190

SOVEREIGN ISSUES 0.0%
Colombia Government International Bond
10.000% due 01/23/2012		350	405

Total Sovereign Issues (Cost $352)			405

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	542	610

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,678	2,335

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		543	717

Pylon Ltd.
5.648% due 12/18/2008		700	956
8.048% due 12/18/2008		1,100	1,520

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,100	5,679

Total Foreign Currency-Denominated Issues (Cost $11,335)			11,817

SHORT-TERM INSTRUMENTS 55.4%
CERTIFICATES OF DEPOSIT 7.0%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$7,200	7,203

BNP Paribas
5.262% due 05/28/2008		5,400	5,402
5.262% due 07/03/2008		8,200	8,198

Calyon Financial, Inc.
5.340% due 01/16/2009		1,800	1,800

Fortis Bank NY
5.265% due 06/30/2008		5,200	5,202

HSBC Bank USA N.A.
5.426% due 07/28/2008		1,100	1,102

Nordea Bank Finland PLC
5.267% due 03/31/2008		300	300
5.308% due 05/28/2008		700	701

Royal Bank of Canada
5.267% due 06/30/2008		7,900	7,907

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  Real Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	$5,700	$5,700

Skandinav Enskilda BK
5.272% due 08/21/2008	100	100
5.340% due 08/21/2008	5,600	5,602
5.350% due 02/13/2009	5,400	5,404

Societe Generale NY
5.270% due 03/26/2008	5,700	5,700
5.271% due 06/30/2008	5,600	5,602

Unicredito Italiano NY
5.360% due 05/29/2008	4,200	4,202

		70,125

COMMERCIAL PAPER 45.3%
Australia and New Zealand Banking Group Ltd.
5.245% due 09/19/2007	26,800	26,480

Bank of Ireland
5.230% due 11/08/2007	1,300	1,298

Barclays U.S. Funding Corp.
5.235% due 09/26/2007	27,800	27,598
5.245% due 09/26/2007	100	99
5.250% due 09/26/2007	2,000	1,974

BNP Paribas Finance, Inc.
5.330% due 10/23/2007	10,600	10,600

Calyon N.A. LLC
5.175% due 06/29/2010	31,200	31,169

CBA (de) Finance
5.225% due 09/28/2007	4,100	4,087

Cox Communications, Inc.
5.570% due 09/17/2007	1,100	1,100

Danske Corp.
5.205% due 10/12/2007	300	298
5.220% due 10/12/2007	30,500	30,465

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dexia Delaware LLC
5.240% due 09/21/2007	$29,000	$28,662

DnB NORBank ASA
5.225% due 10/12/2007	3,900	3,900

Fortis Funding LLC
5.255% due 09/05/2007	23,900	23,844
5.275% due 09/05/2007	600	598

General Electric Capital Corp.
5.200% due 11/06/2007	2,500	2,490

HBOS Treasury Services PLC
5.225% due 11/13/2007	500	500
5.250% due 09/21/2007	27,700	27,365

Intesa Funding LLC
5.320% due 09/05/2007	20,000	19,988

Natixis S.A.
5.250% due 09/21/2007	2,400	2,371
5.380% due 09/21/2007	27,200	27,200

Nordea N.A., Inc.
5.308% due 04/09/2009	2,300	2,300

Rabobank USA Financial Corp.
5.330% due 07/26/2007	27,200	27,200

Santander Hispano Finance Delaware
5.250% due 09/26/2007	18,800	18,556

Societe Generale NY
5.240% due 11/26/2007	1,000	988
5.245% due 11/26/2007	17,300	17,093
5.250% due 11/26/2007	200	197

Svenska Handelsbanken, Inc.
5.185% due 10/09/2007	22,500	22,477

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	27,200	27,200

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
5.145% due 10/23/2007	$800	$797
5.200% due 10/23/2007	20,800	20,463
5.230% due 10/23/2007	2,200	2,165
5.235% due 10/23/2007	5,800	5,742
5.240% due 10/23/2007	700	690

Unicredito Italiano SpA
5.200% due 01/22/2008	10,500	10,319

Westpac Banking Corp.
5.195% due 11/05/2007	22,400	22,300
5.230% due 11/05/2007	600	598
5.240% due 11/05/2007	1,100	1,087

		452,258

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007	3,467	3,467

(Dated 06/29/2007. Collateralized by Freddie Mac 5.000% due 06/11/2009 valued at $3,539. Repurchase proceeds are $3,468.)

U.S. TREASURY BILLS 2.8%
4.575% due 08/30/2007 - 09/13/2007 (a)(c)(d)(f)	27,920	27,666

Total Short-Term Instruments (Cost $553,565)		553,516

PURCHASED OPTIONS (h) 0.2%		1,570
(Cost $1,852)		1,570

Total Investments (e) 209.4% (Cost $2,084,650)		$2,091,451

Written Options (i) (0.0%)		(238)
(Premiums $387)

Other Assets and Liabilities (Net) (109.4%)		(1,092,533)

Net Assets 100.0%		$998,680

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $2,476 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(d) Securities with an aggregate market value of $2,661 have been pledged as collateral for delayed-delivery securities on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $30,875 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $2,406 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	21	$(8)
90-Day Euribor June Futures	Long	06/2009	21	(5)
90-Day Euribor March Futures	Long	03/2009	21	(7)
90-Day Euribor September Futures	Long	09/2008	21	(8)
90-Day Eurodollar December Futures	Short	12/2007	28	38
90-Day Eurodollar December Futures	Long	12/2008	12	(6)
90-Day Eurodollar June Futures	Short	06/2008	35	38
90-Day Eurodollar June Futures	Long	06/2009	35	(17)
90-Day Eurodollar March Futures	Short	03/2008	28	34
90-Day Eurodollar March Futures	Long	03/2009	12	(6)
90-Day Eurodollar September Futures	Short	09/2008	49	49
Japan Government 10-Year Bond September Futures	Long	09/2007	16	7
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	665	932
U.S. Treasury 5-Year Note September Futures	Short	09/2007	214	(105)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	550	(944)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	448	(845)

				$(853)

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	$2,900	$1
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	1,500	1
Barclays Bank PLC	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.330%		12/20/2008	1,500	1
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	1,500	6
Citibank N.A.	Glitnir Banki HF 6.330% due 07/28/2011	Buy	(0.290%	)	06/20/2012	1,100	(1)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.970%		06/20/2012	300	(3)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	300	(3)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.010%		06/20/2012	1,100	(11)
Credit Suisse First Boston	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.040%		06/20/2012	200	(2)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	3,000	6
Deutsche Bank AG	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.325%		12/20/2008	1,400	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	1,400	6
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	700	37
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.280%		11/20/2007	1,000	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	2,000	2
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	1,400	2
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%		09/20/2007	1,300	16

							$59

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	4,700	$(33)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		18,700	(126)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		46,200	(50)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		3,100	(22)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(12)
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.500%	06/20/2017	CAD	18,500	3
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	2,500	41
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(15)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		300	(3)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.980%	04/30/2012		900	(10)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,500	30
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		1,900	(16)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		15,000	120
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		5,100	(15)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,200	(51)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	(6)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		3,800	(40)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		2,500	14
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		6,800	657
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,100	(20)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,700	56
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		2,700	9
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		2,700	10
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(731)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		5,700	442
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,600	(203)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	134
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		4,300	413
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		2,500	635
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		5,000	(85)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		6,700	(306)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		5,000	(118)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	2,900,000	(4)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	17,000	66
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		11,100	18
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		136,400	44
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		15,300	11
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		52,900	28
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		20,900	5

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Real Return Portfolio (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027	$5,000	$(333)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	5,900	(7)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	10,600	34
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	23,000	(145)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	9,000	19
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	17,100	27
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021	5,400	27
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	5,700	8
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	1,700	21
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	23,500	(26)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014	6,500	230
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,900	(7)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	1,400	2
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	30,000	(281)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	100	(1)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	13,500	221
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2012	13,000	48
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	47,100	(348)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	4,600	74
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009	184,000	(50)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017	2,700	(34)

						$343

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond September Futures	$118.000	08/24/2007	665	$13	$11
Put - CBOT U.S. Treasury 10-Year Note September Futures	102.000	08/24/2007	294	5	18

				$18	$29

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$43,000	$241	$53
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	9,000	45	18

							$286	$71

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value
Call - OTC Euro versus U.S. dollar		$1.353	06/26/2008	EUR	4,600	$145	$169
Put - OTC Euro versus U.S. dollar		1.353	06/26/2008		4,600	145	118
Call - OTC U.S. dollar versus Japanese yen	JPY	118.150	06/23/2008		$21,800	574	564
Put - OTC U.S. dollar versus Japanese yen		118.150	06/23/2008		21,800	574	594

						$1,438	$1,445

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 07/01/2037	$89.000	07/05/2007	$81,300	$10	$0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	66.531	09/19/2007	92,100	22	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 01/15/2009	90.000	09/19/2007	70,700	17	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	65.000	07/23/2007	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	88.000	07/23/2007	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 3.625% due 04/15/2028	77.000	08/27/2007	53,000	12	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 04/15/2029	79.000	08/27/2007	13,000	3	0

				$110	$0

Straddle Options

Description	Counterparty	Exercise Price (2)		Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	JPMorgan Chase & Co.	CHF	0.000	09/26/2007	$5,800	$0	$10
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC		0.000	09/26/2007	5,700	0	15

						$0	$25

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	112	$29	$68
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	110	13	5
Call - CBOT U.S. Treasury 30-Year Bond September Futures	109.000	08/24/2007	103	35	68
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	112	31	12

				$108	$153

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	$19,000	$234	$65
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	4,000	45	20

							$279	$85

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Treasury Inflation Protected Securities	1.875%	07/15/2013	$11,966	$11,427	$11,483
Treasury Inflation Protected Securities	2.375%	01/15/2017	26,526	25,775	25,909
U.S. Treasury Notes	3.625%	05/15/2013	300	281	282
U.S. Treasury Notes	4.875%	08/15/2016	19,800	19,380	19,953

				$56,863	$57,627

(3) Market value includes $395 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,604	10/2007	$4	$(15)	$(11)
Sell	CAD	1,247	08/2007	0	(5)	(5)
Sell	CHF	910	09/2007	0	0	0
Buy	CNY	92,519	01/2008	62	0	62
Buy		92,514	03/2008	0	(66)	(66)
Sell	EUR	5,798	07/2007	0	(76)	(76)
Sell	GBP	6,409	08/2007	0	(68)	(68)
Sell	JPY	214,501	07/2007	25	0	25
Buy	KRW	148,200	07/2007	1	0	1
Buy		1,571,959	09/2007	8	0	8
Buy	MXN	15,220	09/2007	1	(3)	(2)
Buy		5,042	03/2008	5	0	5
Buy	PLN	5,528	09/2007	38	0	38
Buy	RUB	2,255	12/2007	2	0	2
Buy		48,032	01/2008	16	0	16
Buy	SGD	2,610	07/2007	7	0	7
Sell		1,578	07/2007	0	(6)	(6)
Buy		245	08/2007	1	0	1
Buy		2,599	10/2007	9	0	9

				$179	$(239)	$(60)

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Notes to Financial Statements

1.  ORGANIZATION

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	PLN	Polish Zloty
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	Great British Pound

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”) The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(p) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $1,602,246 in commitments outstanding to fund high yield bridge debt. The

Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(q) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to

April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,513,157	$8,707,451	$137,558	$29,607

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2006	146	$97,800	$643
Sales	1,025	23,000	592
Closing Buys	(73)	(46,000)	(362)
Expirations	(661)	(51,800)	(486)
Exercised	0	0	0
Balance at 06/30/2007	437	$23,000	$387

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	301	$3,580	629	$7,837
Administrative Class	13,980	166,885	29,533	367,822
Advisor Class	568	6,796	248	3,086
Issued as reinvestment of distributions
Institutional Class	95	1,137	255	3,137
Administrative Class	1,955	23,367	5,979	73,676
Advisor Class	10	119	9	109
Cost of shares redeemed
Institutional Class	(274)	(3,266)	(557)	(6,951)
Administrative Class	(22,385)	(268,783)	(28,578)	(353,626)
Advisor Class	(27)	(329)	(32)	(402)
Net increase (decrease) resulting from Portfolio share transactions	(5,777)	$(70,494)	7,486	$94,688

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	95
Administrative Class	3	54
Advisor Class	2	94

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 8,525	$ (1,724)	$ 6,801

22	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	23

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

RealEstateRealReturn Strategy Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the RealEstateRealReturn Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO RealEstateRealReturn Strategy Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Treasury Obligations	47.5%
Short-Term Instruments	46.0%
U.S. Government Agencies	6.5%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (09/30/05)
PIMCO RealEstateRealReturn Strategy Portfolio Administrative Class	-8.39%	8.00%	10.54%
Dow Jones Wilshire Real Estate Investment Trust Index±	-6.33%	11.47%	16.57%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts, weighted by full market capitalization. Effective March 1, 2007, the Portfolio began tracking its performance against a float-adjusted version of the Index as real-time calculation of the Index ceased to be disseminated on February 28, 2007. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$916.06	$1,020.33
Expenses Paid During Period†	$4.28	$4.51

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

Portfolio Insights

»

The PIMCO RealEstateRealReturn Strategy Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»	Returns for Real Estate Investment Trusts (“REITs”) generally declined for the period, which detracted from total return performance.

»

The Portfolio’s use of Treasury Inflation-Protected Securities (“TIPS”) as collateral was negative for performance in the first half of the year as TIPS underperformed the assumed one-month LIBOR financing cost of gaining REIT index exposure.

»	Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened.

»	An emphasis on nominal bonds in the Eurozone benefited performance as nominal bonds outperformed inflation-linked bonds in the region.

»	Holdings of mortgage-backed securities detracted from performance as mortgage spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  RealEstateRealReturn Strategy Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	09/30/2005-12/31/2005

Administrative Class
Net asset value beginning of year or period	$12.22	$10.21	$10.00
Net investment income (a)	0.27	0.44	0.19
Net realized/unrealized gain (loss) on investments (a)	(1.22)	2.31	0.02
Total income (loss) from investment operations	(0.95)	2.75	0.21
Dividends from net investment income	(0.93)	(0.74)	0.00
Total distributions	(0.93)	(0.74)	0.00
Net asset value end of year or period	$10.34	$12.22	$10.21
Total return	(8.39)%	27.38%	2.10%
Net assets end of year or period (000s)	$4,598	$4,434	$3,062
Ratio of expenses to average net assets	0.90%*	0.90%	0.89	%*(b)
Ratio of expenses to average net assets excluding interest expense	0.89%*	0.89%	0.89	%*(b)
Ratio of net investment income to average net assets	4.40%*	3.88%	7.78	%*
Portfolio turnover rate	656%	1213%	163%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.83%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  RealEstateRealReturn Strategy Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$9,336
Repurchase agreements, at value	1,090
Foreign currency, at value	45
Receivable for investments sold	541
Receivable for investments sold on a delayed-delivery basis	749
Interest and dividends receivable	7
Swap premiums paid	2
Unrealized appreciation on foreign currency contracts	1
Unrealized appreciation on swap agreements	24
11,795

Liabilities:
Payable for investments purchased	$965
Payable for investments purchased on a delayed-delivery basis	5,561
Payable for short sales	104
Written options outstanding	1
Accrued investment advisory fee	2
Accrued administration fee	1
Accrued servicing fee	1
Variation margin payable	7
Swap premiums received	36
Unrealized depreciation on foreign currency contracts	1
Unrealized depreciation on swap agreements	505
Other liabilities	13
7,197

Net Assets	$4,598

Net Assets Consist of:
Paid in capital	$4,709
Undistributed net investment income	767
Accumulated undistributed net realized (loss)	(392)
Net unrealized (depreciation)	(486)
$4,598

Net Assets:
Administrative Class	$4,598

Shares Issued and Outstanding:
Administrative Class	445

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$10.34

Cost of Investments Owned	$9,306
Cost of Repurchase Agreements Owned	$1,090
Cost of Foreign Currency Held	$45
Proceeds Received on Short Sales	$103
Premiums Received on Written Options	$1

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  RealEstateRealReturn Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$127
Total Income	127

Expenses:
Investment advisory fees	12
Administration fees	6
Servicing fees – Administrative Class	4
Total Expenses	22

Net Investment Income	105

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(224)
Net realized (loss) on futures contracts, written options and swaps	(69)
Net realized (loss) on foreign currency transactions	(2)
Net change in unrealized appreciation on investments	149
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(388)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2
Net (Loss)	(532)

Net (Decrease) in Net Assets Resulting from Operations	$(427)

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  RealEstateRealReturn Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$105	$142
Net realized gain (loss)	(295)	999
Net change in unrealized (depreciation)	(237)	(267)
Net increase (decrease) resulting from operations	(427)	874

Distributions to Shareholders:
From net investment income
Administrative Class	(372)	(247)

Total Distributions	(372)	(247)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	1,116	816
Issued as reinvestment of distributions
Administrative Class	372	246
Cost of shares redeemed
Administrative Class	(525)	(317)
Net increase resulting from Portfolio share transactions	963	745

Total Increase in Net Assets	164	1,372

Net Assets:
Beginning of period	4,434	3,062
End of period*	$4,598	$4,434

*Including undistributed net investment income of:	$767	$1,034

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments RealEstateRealReturn Strategy Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 14.7%
Fannie Mae
5.500% due 07/01/2037	$200	$193
6.000% due 09/01/2036 - 07/01/2037	486	481

Total U.S. Government Agencies (Cost $678)		674

U.S. TREASURY OBLIGATIONS 107.6%
Treasury Inflation Protected Securities (b)
1.875% due 07/15/2015	1,249	1,181
2.000% due 04/15/2012	409	397
2.000% due 01/15/2014	337	324
2.000% due 01/15/2026	471	427
2.375% due 01/15/2017	309	302
2.375% due 01/15/2025	1,322	1,272
2.375% due 01/15/2027	31	30
2.500% due 07/15/2016	1,029	1,017

Total U.S. Treasury Obligations (Cost $4,915)		4,950

SHORT-TERM INSTRUMENTS 104.4%

COMMERCIAL PAPER 79.1%
Abbey National N.A. LLC
5.270% due 09/14/2007	100	99

Bank of America Corp.
5.230% due 10/04/2007	200	199

Barclays U.S. Funding Corp.
5.235% due 09/26/2007	200	200

BNP Paribas Finance, Inc.
5.200% due 10/23/2007	250	250

CBA (de) Finance
5.260% due 09/28/2007	100	99

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dexia Delaware LLC
5.225% due 09/21/2007	$200	$199

DnB NORBank ASA
5.350% due 10/12/2007	100	100

Fannie Mae
5.080% due 07/02/2007	100	100

Freddie Mac
5.150% due 07/20/2007	700	698
5.165% due 07/25/2007	700	698

HBOS Treasury Services PLC
5.245% due 11/13/2007	100	99

Oesterreichische
5.240% due 07/20/2007	400	399

Rabobank USA Financial Corp.
5.330% due 07/26/2007	100	100

Societe Generale NY
5.280% due 11/26/2007	200	199

Swedbank AB
5.225% due 09/06/2007	100	100

UBS Finance Delaware LLC
5.230% due 10/23/2007	100	99

		3,638

REPURCHASE AGREEMENTS 23.7%
Lehman Brothers, Inc.
4.000% due 07/02/2007	900	900

(Dated 06/29/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $923. Repurchase proceeds are $900.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
State Street Bank and Trust Co.
4.900% due 07/02/2007	$190	$190

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 3.750% due 08/15/2008 valued at $194. Repurchase proceeds are $190.)

		1,090

U.S. TREASURY BILLS 1.6%
4.615% due 08/30/2007 - 09/13/2007 (a)(c)	75	74

Total Short-Term Instruments (Cost $4,802)		4,802

PURCHASED OPTIONS (e) 0.0%
(Cost $1)		0

Total Investments 226.7% (Cost $10,396)		$10,426

Written Options (f) (0.0%) (Premiums $1)		(1)

Other Assets and Liabilities (Net) (126.7%)		(5,827)

Net Assets 100.0%		$4,598

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $74 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2	$(2)
90-Day Eurodollar June Futures	Long	06/2008	3	(4)
90-Day Eurodollar June Futures	Long	06/2009	2	1
90-Day Eurodollar March Futures	Short	03/2008	1	1
90-Day Eurodollar March Futures	Long	03/2009	1	0
Euro-Bund 10-Year Note September Futures Put Options Strike @ EUR 106.000	Long	09/2007	2	0
U.S. Treasury 5-Year Note September Futures	Short	09/2007	6	(2)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	4	4
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	3	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	4	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	(8)

				$(21)

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  RealEstateRealReturn Strategy Portfolio (Cont.)

(d) Swap agreements outstanding on June 30, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	100	$(1)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	06/15/2010		300	0
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011	EUR	100	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		600	(2)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261%	07/14/2011		100	2
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	100	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		100	8
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012	JPY	30,000	(2)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2012		$100	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2017		100	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		200	2

							$4

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	809	$(496)
Credit Suisse First Boston	Short	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	18	11

						$(485)

(e) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$106.000	08/24/2007	5	$0	$0
Call - CBOT U.S. Treasury 10-Year Note September Futures	110.000	08/24/2007	5	0	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	8	0	0

				$0	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 09/01/2037	$86.500	09/06/2007	$200	$0	$0
Put - OTC Fannie Mae 6.000% due 09/01/2037	88.000	09/06/2007	240	0	0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	88.000	09/28/2007	400	0	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	75.000	07/23/2007	500	0	0
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	75.000	08/22/2007	800	1	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	61.000	09/20/2007	300	0	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 04/15/2012	86.000	09/28/2007	200	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	62.700	09/07/2007	700	0	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	66.000	09/20/2007	600	0	0
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	70.531	09/19/2007	600	0	0

				$1	$0

(f) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$107.000	08/24/2007	2	$1	$1
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	1	0	0
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	2	0	0

				$1	$1

(g) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
Treasury Inflation Protected Securities	2.375%	0/15/2011	$105	$103	$104

(1) Market value includes $1 of interest payable on short sales.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(h) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	17	10/2007	$0	$0	$0
Sell	CHF	5	09/2007	0	0	0
Buy	CNY	381	01/2008	1	0	1
Buy		440	03/2008	0	(1)	(1)
Sell	EUR	25	07/2007	0	0	0
Sell	GBP	18	08/2007	0	0	0
Sell	JPY	238	07/2007	0	0	0
Buy	KRW	926	07/2007	0	0	0
Buy		7,407	09/2007	0	0	0
Buy	MXN	76	09/2007	0	0	0
Buy		22	03/2008	0	0	0
Buy	PLN	25	09/2007	0	0	0
Buy	RUB	233	01/2008	0	0	0
Buy	SGD	12	07/2007	0	0	0
Sell		8	07/2007	0	0	0
Buy		2	08/2007	0	0	0
Buy		12	10/2007	0	0	0

				$1	$(1)	$0

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Notes to Financial Statements

1.  ORGANIZATION

The RealEstateRealReturn Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

12	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD BRL CHF CNY EUR	Australian Dollar Brazilian Real Swiss Franc Chinese Yuan Renminbi Euro	JPY KRW MXN PLN RUB	Japanese Yen South Korean Won Mexican Peso Polish Zloty Russian Ruble
GBP	Great British Pound	SGD	Singapore Dollar

(f) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(g) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(h) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(o) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30,

2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its administrative fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of such Portfolio’s advisory fee, service fees, distribution fees (with respect to Advisor Class only), administrative fees and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2007, the recoverable amount to the Administrator was $20,992.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$37,196	$37,015	$0	$0

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Premium
Balance at 12/31/2006	0	$0
Sales	13	3
Closing Buys	(6)	(2)
Expirations	(2)	0
Exercised	0	0
Balance at 06/30/2007	5	$1

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	92	$1,116	68	$816
Issued as reinvestment of distributions
Administrative Class	33	372	21	246
Cost of shares redeemed
Administrative Class	(43)	(525)	(26)	(317)
Net increase resulting from Portfolio share transactions	82	$963	63	$745

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	2	100

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 35	$ (5)	$ 30

Semiannual Report	June 30, 2007	17

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO Variable Insurance Trust

Short-Term Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Short-Term Instruments	39.7%
U.S. Government Agencies	21.4%
Corporate Bonds & Notes	17.1%
Asset-Backed Securities	12.9%
Mortgage-Backed Securities	8.4%
Other	0.5%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (09/30/99)
PIMCO Short-Term Portfolio Administrative Class	1.96%	4.52%	2.79%	3.77%
Citigroup 3-Month Treasury Bill Index±	2.49%	5.06%	2.67%	3.29%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,019.60	$1,021.82
Expenses Paid During Period†	$3.00	$3.01

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

»	U.S. duration exposure, with emphasis at the front end of the yield curve, was the primary detractor from performance as U.S. interest rates trended higher during the first half of 2007.

»	Curve steepening strategies enhanced performance as the U.S. Treasury yield curve steepened during the period.

»	Positions at the front end of the U.K. and the European yield curves detracted from returns as central banks raised interest rates during the period.

»	Exposure to credit sensitive assets, such as mortgages, emerging markets and positive swap spread exposure, detracted from performance as spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  Short-Term Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Administrative Class
Net asset value beginning of year or period	$10.04	$10.05	$10.08	$10.10	$10.08	$10.08
Net investment income (a)	0.24	0.44	0.28	0.12	0.13	0.28
Net realized/unrealized gain (loss) on investments (a)	(0.04)	(0.02)	(0.03)	0.01	0.07	0.02
Total income from investment operations	0.20	0.42	0.25	0.13	0.20	0.30
Dividends from net investment income	(0.24)	(0.43)	(0.28)	(0.13)	(0.17)	(0.29)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.02)	(0.01)	(0.01)
Total distributions	(0.24)	(0.43)	(0.28)	(0.15)	(0.18)	(0.30)
Net asset value end of year or period	$10.00	$10.04	$10.05	$10.08	$10.10	$10.08
Total return	1.96%	4.27%	2.52%	1.30%	2.05%	3.02%
Net assets end of year or period (000s)	$10,539	$9,211	$8,186	$8,274	$5,948	$4,340
Ratio of expenses to average net assets	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60	%(b)
Ratio of expenses to average net assets excluding interest expense	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60	%(b)
Ratio of net investment income to average net assets	4.80%*	4.40%	2.77%	1.18%	1.33%	2.81%
Portfolio turnover rate	88%	111%	154%	251%	199%	60%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of average net assets would have been 0.61%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Short-Term Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$22,881
Cash	3
Foreign currency, at value	65
Receivable for investments sold	489
Receivable for Portfolio shares sold	75
Interest and dividends receivable	80
Swap premiums paid	49
Unrealized appreciation on foreign currency contracts	18
23,660

Liabilities:
Payable for investments purchased	$994
Payable for investments purchased on a delayed-delivery basis	400
Payable for Portfolio shares redeemed	7
Payable for short sales	494
Written options outstanding	5
Accrued investment advisory fee	4
Accrued administration fee	4
Accrued servicing fee	1
Variation margin payable	7
Unrealized depreciation on foreign currency contracts	7
Unrealized depreciation on swap agreements	32
1,955

Net Assets	$21,705

Net Assets Consist of:
Paid in capital	$21,926
Undistributed net investment income	47
Accumulated undistributed net realized (loss)	(124)
Net unrealized (depreciation)	(144)
$21,705

Net Assets:
Institutional Class	$11,166
Administrative Class	10,539

Shares Issued and Outstanding:
Institutional Class	1,117
Administrative Class	1,054

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.00
Administrative Class	10.00

Cost of Investments Owned	$22,946
Cost of Foreign Currency Held	$65
Proceeds Received on Short Sales	$483
Premiums Received on Written Options	$12

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$610
Dividends	2
Total Income	612

Expenses:
Investment advisory fees	28
Administration fees	23
Servicing fees – Administrative Class	7
Total Expenses	58

Net Investment Income	554

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(24)
Net realized gain on futures contracts, written options and swaps	93
Net realized (loss) on foreign currency transactions	(16)
Net change in unrealized (depreciation) on investments	(60)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(97)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	18
Net (Loss)	(86)

Net Increase in Net Assets Resulting from Operations	$468

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$554	$1,308
Net realized gain (loss)	53	(155)
Net change in unrealized appreciation (depreciation)	(139)	87
Net increase resulting from operations	468	1,240

Distributions to Shareholders:
From net investment income
Institutional Class	(314)	(884)
Administrative Class	(231)	(399)

Total Distributions	(545)	(1,283)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,304	17,254
Administrative Class	5,388	5,591
Issued as reinvestment of distributions
Institutional Class	314	885
Administrative Class	231	399
Cost of shares redeemed
Institutional Class	(7,783)	(33,154)
Administrative Class	(4,255)	(4,954)
Net (decrease) resulting from Portfolio share transactions	(4,801)	(13,979)

Total (Decrease) in Net Assets	(4,878)	(14,022)

Net Assets:
Beginning of period	26,583	40,605
End of period*	$21,705	$26,583

*Including undistributed net investment income of:	$47	$38

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Short-Term Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.0%

BANKING & FINANCE 11.3%
American Express Bank FSB
5.380% due 06/22/2009	$10	$10

American International Group, Inc.
5.395% due 01/29/2010	200	200

Bear Stearns Cos., Inc.
5.450% due 02/23/2010	100	100

Citigroup, Inc.
5.405% due 05/02/2008	250	251

Ford Motor Credit Co.
5.625% due 10/01/2008	100	99

General Electric Capital Corp.
5.410% due 10/06/2010	100	100
5.417% due 05/10/2010	100	100

Goldman Sachs Group, Inc.
5.450% due 06/23/2009	200	201
5.475% due 10/05/2007	100	100

HSBC Finance Corp.
5.490% due 09/15/2008	100	100

Lehman Brothers Holdings, Inc.
5.570% due 12/23/2010	100	100

MBNA Europe Funding PLC
5.460% due 09/07/2007	300	300

Metropolitan Life Global Funding I
5.400% due 05/17/2010	100	100

Mirage Resorts, Inc.
6.750% due 08/01/2007	100	100

Morgan Stanley
5.467% due 02/09/2009	100	100

National Australia Bank Ltd.
5.400% due 09/11/2009	100	100

Rabobank Nederland
5.376% due 01/15/2009	200	200

Royal Bank of Scotland Group PLC
5.360% due 04/11/2008	100	100

VTB Capital S.A. for Vneshtorgbank
6.110% due 09/21/2007	100	100

		2,461

INDUSTRIALS 5.2%
Albertson’s, Inc.
6.950% due 08/01/2009	100	103

CSC Holdings, Inc.
7.250% due 07/15/2008	100	101

Enterprise Products Operating LP
4.000% due 10/15/2007	30	30

Historic TW, Inc.
8.180% due 08/15/2007	100	100

HJ Heinz Co.
6.428% due 12/01/2008	100	101

Home Depot, Inc.
5.485% due 12/16/2009	100	100

Service Corp. International
6.500% due 03/15/2008	100	100

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	100	100

Sungard Data Systems, Inc.
3.750% due 01/15/2009	100	97

Transocean, Inc.
5.560% due 09/05/2008	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Walt Disney Co.
5.460% due 09/10/2009	$100	$100

Xerox Corp.
9.750% due 01/15/2009	100	106

		1,138

UTILITIES 1.5%
Entergy Gulf States, Inc.
3.600% due 06/01/2008	100	98

Midwest Generation LLC
8.300% due 07/02/2009	84	86

Ohio Edison Co.
4.000% due 05/01/2008	30	30

SEMCO Energy, Inc.
7.125% due 05/15/2008	100	101

		315

Total Corporate Bonds & Notes (Cost $3,915)		3,914

U.S. GOVERNMENT AGENCIES 22.6%
Fannie Mae
5.000% due 07/25/2020 - 02/01/2037	590	558
5.380% due 12/25/2036	82	81
5.440% due 03/25/2034	37	37
5.470% due 08/25/2034	14	14
5.500% due 11/01/2016	98	97
5.670% due 05/25/2042	25	25
6.000% due 06/01/2017 - 07/01/2037	2,423	2,399
6.227% due 03/01/2044 - 07/01/2044	149	151
7.252% due 10/01/2031	11	11

Freddie Mac
3.500% due 03/15/2022	81	80
5.000% due 01/15/2018	55	54
5.500% due 08/15/2030	2	2
5.550% due 07/15/2037	400	400
5.670% due 06/15/2031	65	65
6.227% due 10/25/2044 - 02/25/2045	696	698
6.427% due 07/25/2044	138	139
9.500% due 12/01/2019	18	19

Ginnie Mae
6.000% due 02/20/2032 - 03/20/2032	67	67

Total U.S. Government Agencies (Cost $4,947)		4,897

MORTGAGE-BACKED SECURITIES 8.9%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	39	39

Banc of America Mortgage Securities, Inc.
7.429% due 07/20/2032	2	2

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	14	14
4.750% due 10/25/2035	199	196

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	100	101

Countrywide Alternative Loan Trust
5.470% due 05/20/2046	47	47
5.600% due 02/25/2037	155	156

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	62	62

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CS First Boston Mortgage Securities Corp.
5.631% due 05/25/2032	$3	$3
5.953% due 03/25/2032	18	18

First Republic Mortgage Loan Trust
5.620% due 08/15/2032	47	48

Greenpoint Mortgage Funding Trust
5.540% due 06/25/2045	94	94

GSR Mortgage Loan Trust
4.538% due 09/25/2035	77	76

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	107	107

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	71	71

Indymac Index Mortgage Loan Trust
5.420% due 01/25/2037	67	67

Mellon Residential Funding Corp.
5.760% due 12/15/2030	23	23

Merrill Lynch Floating Trust
5.390% due 06/15/2022	89	89

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	115	0

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	85	85
5.550% due 05/25/2045	123	123
5.650% due 09/19/2032	14	14

Structured Asset Securities Corp.
5.370% due 05/25/2036	56	56

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	85	85
5.440% due 04/25/2036	100	100

Washington Mutual, Inc.
5.094% due 10/25/2032	3	3
5.860% due 12/25/2027	38	38
6.029% due 02/25/2046	59	59
6.029% due 08/25/2046	84	85
6.229% due 11/25/2042	55	55
6.429% due 06/25/2042	13	13

Total Mortgage-Backed Securities (Cost $1,932)		1,929

ASSET-BACKED SECURITIES 13.6%
ACE Securities Corp.
5.370% due 12/25/2036	75	75
5.400% due 02/25/2036	55	55

Argent Securities, Inc.
5.390% due 04/25/2036	20	20

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	57	57

Bank One Issuance Trust
5.430% due 12/15/2010	200	200

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	77	77
5.400% due 10/25/2036	82	82
5.410% due 04/25/2036	33	33
5.650% due 10/25/2032	4	4

Chase Credit Card Master Trust
5.430% due 02/15/2011	100	100

Citibank Credit Card Issuance Trust
5.456% due 01/15/2010	100	100

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	167	167
5.390% due 06/25/2036	62	62
5.390% due 07/25/2036	26	26
5.390% due 08/25/2036	29	29

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.480% due 02/25/2036	$57	$57
5.800% due 12/25/2031	4	4
6.060% due 05/25/2032	1	1

CS First Boston Mortgage Securities Corp.
6.060% due 08/25/2032	3	3

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 12/25/2036	71	72
5.390% due 01/25/2036	21	21
5.410% due 01/25/2036	36	36

First NLC Trust
5.440% due 02/25/2036	9	9

Fremont Home Loan Trust
5.380% due 01/25/2037	83	83

GSAMP Trust
5.430% due 11/25/2035	18	18
5.440% due 12/25/2035	27	27

Home Equity Asset Trust
5.400% due 05/25/2036	41	41

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	84	84

Irwin Home Equity Corp.
5.860% due 07/25/2032	4	4

JPMorgan Mortgage Acquisition Corp.
5.370% due 10/25/2036	82	82

Lehman XS Trust
5.390% due 05/25/2046	47	47

Long Beach Mortgage Loan Trust
5.360% due 11/25/2036	77	77
5.390% due 03/25/2036	17	17
5.410% due 01/25/2036	58	58
5.500% due 08/25/2035	30	30

MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	82	82
5.400% due 01/25/2036	38	38

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	53	54
5.390% due 02/25/2037	32	32

Morgan Stanley ABS Capital I
5.390% due 02/25/2036	26	26

Nelnet Student Loan Trust
5.445% due 07/25/2016	55	55

New Century Home Equity Loan Trust
5.580% due 06/25/2035	43	42

Nissan Auto Lease Trust
5.347% due 12/14/2007	3	3

Option One Mortgage Loan Trust
5.360% due 02/25/2037	71	71

Quest Trust
5.880% due 06/25/2034	2	2

Renaissance Home Equity Loan Trust
5.680% due 11/25/2034	20	20
5.760% due 08/25/2033	16	16
5.820% due 12/25/2033	75	76

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	16	16
5.400% due 02/25/2036	16	16

Residential Asset Securities Corp.
5.400% due 01/25/2036	22	22

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	71	71

SACO I, Inc.
5.400% due 04/25/2036	1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Saxon Asset Securities Trust
5.590% due 01/25/2032	$1	$1

SLC Student Loan Trust
5.313% due 02/15/2015	100	100

SLM Student Loan Trust
5.325% due 07/25/2013	79	79

Soundview Home Equity Loan Trust
5.390% due 03/25/2036	5	5
5.390% due 05/25/2036	5	5

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	70	70

Structured Asset Investment Loan Trust
5.370% due 07/25/2036	56	56

Structured Asset Securities Corp.
5.610% due 01/25/2033	4	4

Wachovia Auto Owner Trust
4.820% due 02/20/2009	27	27

Wells Fargo Home Equity Trust
5.560% due 10/25/2035	100	100

Total Asset-Backed Securities (Cost $2,947)		2,948

	SHARES
PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	100	101

Total Preferred Stocks (Cost $103)		101

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 41.9%

CERTIFICATES OF DEPOSIT 6.9%
Bank of Ireland
5.400% due 01/15/2010	$100	100

BNP Paribas
5.262% due 07/03/2008	200	200

Calyon Financial, Inc.
5.340% due 01/16/2009	100	100

Fortis Bank NY
5.300% due 09/30/2008	100	100

Nordea Bank Finland PLC
5.282% due 12/01/2008	100	100
5.308% due 05/28/2008	100	100

Royal Bank of Canada
5.267% due 06/30/2008	200	200

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	100	100
5.265% due 03/26/2008	100	100

Skandinav Enskilda BK
5.340% due 08/21/2008	100	100

Societe Generale NY
5.265% due 09/21/2007	200	200
5.270% due 03/26/2008	100	100

		1,500

COMMERCIAL PAPER 33.9%
Danske Corp.
5.235% due 10/12/2007	800	792

Dexia Delaware LLC
5.240% due 09/21/2007	600	593

Fortis Funding LLC
5.255% due 09/05/2007	500	499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.800% due 07/02/2007	$400	$400

General Electric Capital Corp.
5.200% due 11/06/2007	300	299

HBOS Treasury Services PLC
5.250% due 09/21/2007	1,000	988

Rabobank USA Financial Corp.
5.330% due 07/26/2007	400	400

Societe Generale NY
5.240% due 11/26/2007	300	296

Statens Bostadsfin Bank
5.255% due 09/14/2007	500	494

Swedbank AB
5.225% due 09/06/2007	500	498

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	500	500

UBS Finance Delaware LLC
5.230% due 10/23/2007	300	298
5.245% due 10/23/2007	300	297

Westpac Trust Securities NZ Ltd.
5.240% due 10/19/2007	1,000	993

		7,347

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 07/02/2007	134	134

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $138. Repurchase proceeds are $134.)

U.S. TREASURY BILLS 0.5%
4.701% due 08/30/2007 - 09/13/2007 (b)(d)	105	104

Total Short-Term Instruments (Cost $9,086)		9,085

PURCHASED OPTIONS (f) 0.0%
(Cost $16)		7

Total Investments (c) 105.4% (Cost $22,946)		$22,881

Written Options (g) (0.0%) (Premiums $12)		(5)

Other Assets and Liabilities (Net) (5.4%)		(1,171)

Net Assets 100.0%		$21,705

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $485 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $104 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	12	$(12)
90-Day Eurodollar March Futures	Long	03/2008	59	(46)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	13	(31)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	37	30

				$(59)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	$100	$0

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012	EUR	100	$(1)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$5,600	(24)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		300	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(3)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		800	(2)

							$(32)

(f) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$1,000	$3	$0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	500	3	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	700	3	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,000	4	2
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	800	3	3

							$16	$7

(g) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$200	$2	$0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	200	2	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	300	4	1
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	300	4	3

							$12	$5

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments Short-Term Portfolio (Cont.)	June 30, 2007 (Unaudited)

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	11/15/2014	$300	$283	$291
U.S. Treasury Notes	5.000%	02/15/2011	200	200	203

				$483	$494

(2) Market value includes $6 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	176	03/2008	$8	$0	$8
Buy	CLP	10,534	11/2007	0	0	0
Buy	CNY	1,791	01/2008	0	(2)	(2)
Buy		2,916	03/2008	0	(3)	(3)
Sell		1,102	03/2008	1	0	1
Buy	EUR	14	07/2007	0	0	0
Sell	GBP	76	08/2007	0	(1)	(1)
Buy	KRW	73,885	11/2007	0	0	0
Buy	MXN	866	03/2008	2	0	2
Buy	NOK	347	09/2007	1	0	1
Buy	PLN	230	09/2007	3	0	3
Buy	RUB	7,775	12/2007	3	0	3
Buy	SGD	92	07/2007	0	(1)	(1)
Buy	ZAR	213	03/2008	0	0	0

				$18	$(7)	$11

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	MXN	Mexican Peso
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SGD	Singapore Dollar
KRW	South Korean Won	ZAR	South African Rand

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(o) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(p) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$12,754	$12,785	$2,560	$1,429

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Notional Amount in $	Premium
Balance at 12/31/2006	$800	$9
Sales	1,000	12
Closing Buys	(800)	(9)
Expirations	0	0
Exercised	0	0
Balance at 06/30/2007	$1,000	$12

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	130	$1,304	1,718	$17,254
Administrative Class	537	5,388	557	5,591
Issued as reinvestment of distributions
Institutional Class	32	314	88	885
Administrative Class	23	231	40	399
Cost of shares redeemed
Institutional Class	(775)	(7,783)	(3,302)	(33,154)
Administrative Class	(424)	(4,255)	(494)	(4,954)
Net (decrease) resulting from Portfolio share transactions	(477)	$(4,801)	(1,393)	$(13,979)

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	95
Administrative Class	3	78

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 14	$ (79)	$ (65)

18	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	19

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Short-Term Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Short-Term Instruments	39.7%
U.S. Government Agencies	21.4%
Corporate Bonds & Notes	17.1%
Asset-Backed Securities	12.9%
Mortgage-Backed Securities	8.4%
Other	0.5%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/28/00)**
PIMCO Short-Term Portfolio Institutional Class	2.04%	4.67%	2.94%	3.78%
Citigroup 3-Month Treasury Bill Index±	2.49%	5.06%	2.67%	3.12%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,020.38	$1,022.56
Expenses Paid During Period†	$2.25	$2.26

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

»	U.S. duration exposure, with emphasis at the front end of the yield curve, was the primary detractor from performance as U.S. interest rates trended higher during the first half of 2007.

»	Curve steepening strategies enhanced performance as the U.S. Treasury yield curve steepened during the period.

»	Positions at the front end of the U.K. and the European yield curves detracted from returns as central banks raised interest rates during the period.

»	Exposure to credit sensitive assets, such as mortgages, emerging markets and positive swap spread exposure, detracted from performance as spreads widened.

4	PIMCO Variable Insurance Trust

Financial Highlights  Short-Term Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Institutional Class
Net asset value beginning of year or period	$10.04	$10.05	$10.08	$10.10	$10.08	$10.08
Net investment income (a)	0.24	0.45	0.30	0.14	0.14	0.30
Net realized/unrealized gain (loss) on investments (a)	(0.03)	(0.01)	(0.03)	0.00	0.08	0.01
Total income from investment operations	0.21	0.44	0.27	0.14	0.22	0.31
Dividends from net investment income	(0.25)	(0.45)	(0.30)	(0.14)	(0.19)	(0.30)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.02)	(0.01)	(0.01)
Total distributions	(0.25)	(0.45)	(0.30)	(0.16)	(0.20)	(0.31)
Net asset value end of year or period	$10.00	$10.04	$10.05	$10.08	$10.10	$10.08
Total return	2.04%	4.43%	2.67%	1.45%	2.20%	3.18%
Net assets end of year or period (000s)	$11,166	$17,372	$32,419	$25,320	$14,932	$4,893
Ratio of expenses to average net assets	0.45%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets excluding interest expense	0.45%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	4.93%*	4.44%	2.95%	1.34%	1.36%	2.99%
Portfolio turnover rate	88%	111%	154%	251%	199%	60%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Short-Term Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$22,881
Cash	3
Foreign currency, at value	65
Receivable for investments sold	489
Receivable for Portfolio shares sold	75
Interest and dividends receivable	80
Swap premiums paid	49
Unrealized appreciation on foreign currency contracts	18
23,660

Liabilities:
Payable for investments purchased	$994
Payable for investments purchased on a delayed-delivery basis	400
Payable for Portfolio shares redeemed	7
Payable for short sales	494
Written options outstanding	5
Accrued investment advisory fee	4
Accrued administration fee	4
Accrued servicing fee	1
Variation margin payable	7
Unrealized depreciation on foreign currency contracts	7
Unrealized depreciation on swap agreements	32
1,955

Net Assets	$21,705

Net Assets Consist of:
Paid in capital	$21,926
Undistributed net investment income	47
Accumulated undistributed net realized (loss)	(124)
Net unrealized (depreciation)	(144)
$21,705

Net Assets:
Institutional Class	$11,166
Administrative Class	10,539

Shares Issued and Outstanding:
Institutional Class	1,117
Administrative Class	1,054

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.00
Administrative Class	10.00

Cost of Investments Owned	$22,946
Cost of Foreign Currency Held	$65
Proceeds Received on Short Sales	$483
Premiums Received on Written Options	$12

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$610
Dividends	2
Total Income	612

Expenses:
Investment advisory fees	28
Administration fees	23
Servicing fees – Administrative Class	7
Total Expenses	58

Net Investment Income	554

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(24)
Net realized gain on futures contracts, written options and swaps	93
Net realized (loss) on foreign currency transactions	(16)
Net change in unrealized (depreciation) on investments	(60)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(97)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	18
Net (Loss)	(86)

Net Increase in Net Assets Resulting from Operations	$468

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Short-Term Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$554	$1,308
Net realized gain (loss)	53	(155)
Net change in unrealized appreciation (depreciation)	(139)	87
Net increase resulting from operations	468	1,240

Distributions to Shareholders:
From net investment income
Institutional Class	(314)	(884)
Administrative Class	(231)	(399)

Total Distributions	(545)	(1,283)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,304	17,254
Administrative Class	5,388	5,591
Issued as reinvestment of distributions
Institutional Class	314	885
Administrative Class	231	399
Cost of shares redeemed
Institutional Class	(7,783)	(33,154)
Administrative Class	(4,255)	(4,954)
Net (decrease) resulting from Portfolio share transactions	(4,801)	(13,979)

Total (Decrease) in Net Assets	(4,878)	(14,022)

Net Assets:
Beginning of period	26,583	40,605
End of period*	$21,705	$26,583

*Including undistributed net investment income of:	$47	$38

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Short-Term Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 18.0%

BANKING & FINANCE 11.3%
American Express Bank FSB
5.380% due 06/22/2009	$10	$10

American International Group, Inc.
5.395% due 01/29/2010	200	200

Bear Stearns Cos., Inc.
5.450% due 02/23/2010	100	100

Citigroup, Inc.
5.405% due 05/02/2008	250	251

Ford Motor Credit Co.
5.625% due 10/01/2008	100	99

General Electric Capital Corp.
5.410% due 10/06/2010	100	100
5.417% due 05/10/2010	100	100

Goldman Sachs Group, Inc.
5.450% due 06/23/2009	200	201
5.475% due 10/05/2007	100	100

HSBC Finance Corp.
5.490% due 09/15/2008	100	100

Lehman Brothers Holdings, Inc.
5.570% due 12/23/2010	100	100

MBNA Europe Funding PLC
5.460% due 09/07/2007	300	300

Metropolitan Life Global Funding I
5.400% due 05/17/2010	100	100

Mirage Resorts, Inc.
6.750% due 08/01/2007	100	100

Morgan Stanley
5.467% due 02/09/2009	100	100

National Australia Bank Ltd.
5.400% due 09/11/2009	100	100

Rabobank Nederland
5.376% due 01/15/2009	200	200

Royal Bank of Scotland Group PLC
5.360% due 04/11/2008	100	100

VTB Capital S.A. for Vneshtorgbank
6.110% due 09/21/2007	100	100

		2,461

INDUSTRIALS 5.2%
Albertson’s, Inc.
6.950% due 08/01/2009	100	103

CSC Holdings, Inc.
7.250% due 07/15/2008	100	101

Enterprise Products Operating LP
4.000% due 10/15/2007	30	30

Historic TW, Inc.
8.180% due 08/15/2007	100	100

HJ Heinz Co.
6.428% due 12/01/2008	100	101

Home Depot, Inc.
5.485% due 12/16/2009	100	100

Service Corp. International
6.500% due 03/15/2008	100	100

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	100	100

Sungard Data Systems, Inc.
3.750% due 01/15/2009	100	97

Transocean, Inc.
5.560% due 09/05/2008	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Walt Disney Co.
5.460% due 09/10/2009	$100	$100

Xerox Corp.
9.750% due 01/15/2009	100	106

		1,138

UTILITIES 1.5%
Entergy Gulf States, Inc.
3.600% due 06/01/2008	100	98

Midwest Generation LLC
8.300% due 07/02/2009	84	86

Ohio Edison Co.
4.000% due 05/01/2008	30	30

SEMCO Energy, Inc.
7.125% due 05/15/2008	100	101

		315

Total Corporate Bonds & Notes (Cost $3,915)		3,914

U.S. GOVERNMENT AGENCIES 22.6%
Fannie Mae
5.000% due 07/25/2020 - 02/01/2037	590	558
5.380% due 12/25/2036	82	81
5.440% due 03/25/2034	37	37
5.470% due 08/25/2034	14	14
5.500% due 11/01/2016	98	97
5.670% due 05/25/2042	25	25
6.000% due 06/01/2017 - 07/01/2037	2,423	2,399
6.227% due 03/01/2044 - 07/01/2044	149	151
7.252% due 10/01/2031	11	11

Freddie Mac
3.500% due 03/15/2022	81	80
5.000% due 01/15/2018	55	54
5.500% due 08/15/2030	2	2
5.550% due 07/15/2037	400	400
5.670% due 06/15/2031	65	65
6.227% due 10/25/2044 - 02/25/2045	696	698
6.427% due 07/25/2044	138	139
9.500% due 12/01/2019	18	19

Ginnie Mae
6.000% due 02/20/2032 - 03/20/2032	67	67

Total U.S. Government Agencies (Cost $4,947)		4,897

MORTGAGE-BACKED SECURITIES 8.9%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	39	39

Banc of America Mortgage Securities, Inc.
7.429% due 07/20/2032	2	2

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	14	14
4.750% due 10/25/2035	199	196

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	100	101

Countrywide Alternative Loan Trust
5.470% due 05/20/2046	47	47
5.600% due 02/25/2037	155	156

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	62	62

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CS First Boston Mortgage Securities Corp.
5.631% due 05/25/2032	$3	$3
5.953% due 03/25/2032	18	18

First Republic Mortgage Loan Trust
5.620% due 08/15/2032	47	48

Greenpoint Mortgage Funding Trust
5.540% due 06/25/2045	94	94

GSR Mortgage Loan Trust
4.538% due 09/25/2035	77	76

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	107	107

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	71	71

Indymac Index Mortgage Loan Trust
5.420% due 01/25/2037	67	67

Mellon Residential Funding Corp.
5.760% due 12/15/2030	23	23

Merrill Lynch Floating Trust
5.390% due 06/15/2022	89	89

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	115	0

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	85	85
5.550% due 05/25/2045	123	123
5.650% due 09/19/2032	14	14

Structured Asset Securities Corp.
5.370% due 05/25/2036	56	56

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	85	85
5.440% due 04/25/2036	100	100

Washington Mutual, Inc.
5.094% due 10/25/2032	3	3
5.860% due 12/25/2027	38	38
6.029% due 02/25/2046	59	59
6.029% due 08/25/2046	84	85
6.229% due 11/25/2042	55	55
6.429% due 06/25/2042	13	13

Total Mortgage-Backed Securities (Cost $1,932)		1,929

ASSET-BACKED SECURITIES 13.6%
ACE Securities Corp.
5.370% due 12/25/2036	75	75
5.400% due 02/25/2036	55	55

Argent Securities, Inc.
5.390% due 04/25/2036	20	20

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	57	57

Bank One Issuance Trust
5.430% due 12/15/2010	200	200

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	77	77
5.400% due 10/25/2036	82	82
5.410% due 04/25/2036	33	33
5.650% due 10/25/2032	4	4

Chase Credit Card Master Trust
5.430% due 02/15/2011	100	100

Citibank Credit Card Issuance Trust
5.456% due 01/15/2010	100	100

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	167	167
5.390% due 06/25/2036	62	62
5.390% due 07/25/2036	26	26
5.390% due 08/25/2036	29	29

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.480% due 02/25/2036	$57	$57
5.800% due 12/25/2031	4	4
6.060% due 05/25/2032	1	1

CS First Boston Mortgage Securities Corp.
6.060% due 08/25/2032	3	3

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 12/25/2036	71	72
5.390% due 01/25/2036	21	21
5.410% due 01/25/2036	36	36

First NLC Trust
5.440% due 02/25/2036	9	9

Fremont Home Loan Trust
5.380% due 01/25/2037	83	83

GSAMP Trust
5.430% due 11/25/2035	18	18
5.440% due 12/25/2035	27	27

Home Equity Asset Trust
5.400% due 05/25/2036	41	41

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	84	84

Irwin Home Equity Corp.
5.860% due 07/25/2032	4	4

JPMorgan Mortgage Acquisition Corp.
5.370% due 10/25/2036	82	82

Lehman XS Trust
5.390% due 05/25/2046	47	47

Long Beach Mortgage Loan Trust
5.360% due 11/25/2036	77	77
5.390% due 03/25/2036	17	17
5.410% due 01/25/2036	58	58
5.500% due 08/25/2035	30	30

MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	82	82
5.400% due 01/25/2036	38	38

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	53	54
5.390% due 02/25/2037	32	32

Morgan Stanley ABS Capital I
5.390% due 02/25/2036	26	26

Nelnet Student Loan Trust
5.445% due 07/25/2016	55	55

New Century Home Equity Loan Trust
5.580% due 06/25/2035	43	42

Nissan Auto Lease Trust
5.347% due 12/14/2007	3	3

Option One Mortgage Loan Trust
5.360% due 02/25/2037	71	71

Quest Trust
5.880% due 06/25/2034	2	2

Renaissance Home Equity Loan Trust
5.680% due 11/25/2034	20	20
5.760% due 08/25/2033	16	16
5.820% due 12/25/2033	75	76

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	16	16
5.400% due 02/25/2036	16	16

Residential Asset Securities Corp.
5.400% due 01/25/2036	22	22

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	71	71

SACO I, Inc.
5.400% due 04/25/2036	1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Saxon Asset Securities Trust
5.590% due 01/25/2032	$1	$1

SLC Student Loan Trust
5.313% due 02/15/2015	100	100

SLM Student Loan Trust
5.325% due 07/25/2013	79	79

Soundview Home Equity Loan Trust
5.390% due 03/25/2036	5	5
5.390% due 05/25/2036	5	5

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	70	70

Structured Asset Investment Loan Trust
5.370% due 07/25/2036	56	56

Structured Asset Securities Corp.
5.610% due 01/25/2033	4	4

Wachovia Auto Owner Trust
4.820% due 02/20/2009	27	27

Wells Fargo Home Equity Trust
5.560% due 10/25/2035	100	100

Total Asset-Backed Securities (Cost $2,947)		2,948

	SHARES
PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	100	101

Total Preferred Stocks (Cost $103)		101

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 41.9%

CERTIFICATES OF DEPOSIT 6.9%
Bank of Ireland
5.400% due 01/15/2010	$100	100

BNP Paribas
5.262% due 07/03/2008	200	200

Calyon Financial, Inc.
5.340% due 01/16/2009	100	100

Fortis Bank NY
5.300% due 09/30/2008	100	100

Nordea Bank Finland PLC
5.282% due 12/01/2008	100	100
5.308% due 05/28/2008	100	100

Royal Bank of Canada
5.267% due 06/30/2008	200	200

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	100	100
5.265% due 03/26/2008	100	100

Skandinav Enskilda BK
5.340% due 08/21/2008	100	100

Societe Generale NY
5.265% due 09/21/2007	200	200
5.270% due 03/26/2008	100	100

		1,500

COMMERCIAL PAPER 33.9%
Danske Corp.
5.235% due 10/12/2007	800	792

Dexia Delaware LLC
5.240% due 09/21/2007	600	593

Fortis Funding LLC
5.255% due 09/05/2007	500	499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.800% due 07/02/2007	$400	$400

General Electric Capital Corp.
5.200% due 11/06/2007	300	299

HBOS Treasury Services PLC
5.250% due 09/21/2007	1,000	988

Rabobank USA Financial Corp.
5.330% due 07/26/2007	400	400

Societe Generale NY
5.240% due 11/26/2007	300	296

Statens Bostadsfin Bank
5.255% due 09/14/2007	500	494

Swedbank AB
5.225% due 09/06/2007	500	498

TotalFinaElf Capital S.A.
5.340% due 07/02/2007	500	500

UBS Finance Delaware LLC
5.230% due 10/23/2007	300	298
5.245% due 10/23/2007	300	297

Westpac Trust Securities NZ Ltd.
5.240% due 10/19/2007	1,000	993

		7,347

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 07/02/2007	134	134

(Dated 06/29/2007. Collateralized by Federal Home Loan Bank 4.375% due 09/17/2010 valued at $138. Repurchase proceeds are $134.)

U.S. TREASURY BILLS 0.5%
4.701% due 08/30/2007 - 09/13/2007 (b)(d)	105	104

Total Short-Term Instruments (Cost $9,086)		9,085

PURCHASED OPTIONS (f) 0.0%
(Cost $16)		7

Total Investments (c) 105.4% (Cost $22,946)		$22,881

Written Options (g) (0.0%) (Premiums $12)		(5)

Other Assets and Liabilities (Net) (5.4%)		(1,171)

Net Assets 100.0%		$21,705

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) As of June 30, 2007, portfolio securities with an aggregate value of $485 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $104 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	12	$(12)
90-Day Eurodollar March Futures	Long	03/2008	59	(46)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	13	(31)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	37	30

				$(59)

(e) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	$100	$0

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012	EUR	100	$(1)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		$5,600	(24)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		300	(2)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(3)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		800	(2)

							$(32)

(f) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$1,000	$3	$0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	500	3	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	700	3	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	1,000	4	2
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	800	3	3

							$16	$7

(g) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$200	$2	$0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	200	2	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	300	4	1
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	300	4	3

							$12	$5

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments Short-Term Portfolio (Cont.)	June 30, 2007 (Unaudited)

(h) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	11/15/2014	$300	$283	$291
U.S. Treasury Notes	5.000%	02/15/2011	200	200	203

				$483	$494

(2) Market value includes $6 of interest payable on short sales.

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	176	03/2008	$8	$0	$8
Buy	CLP	10,534	11/2007	0	0	0
Buy	CNY	1,791	01/2008	0	(2)	(2)
Buy		2,916	03/2008	0	(3)	(3)
Sell		1,102	03/2008	1	0	1
Buy	EUR	14	07/2007	0	0	0
Sell	GBP	76	08/2007	0	(1)	(1)
Buy	KRW	73,885	11/2007	0	0	0
Buy	MXN	866	03/2008	2	0	2
Buy	NOK	347	09/2007	1	0	1
Buy	PLN	230	09/2007	3	0	3
Buy	RUB	7,775	12/2007	3	0	3
Buy	SGD	92	07/2007	0	(1)	(1)
Buy	ZAR	213	03/2008	0	0	0

				$18	$(7)	$11

12	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
BRL	Brazilian Real	MXN	Mexican Peso
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SGD	Singapore Dollar
KRW	South Korean Won	ZAR	South African Rand

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(l) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(o) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(p) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$12,754	$12,785	$2,560	$1,429

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Notional Amount in $	Premium
Balance at 12/31/2006	$800	$9
Sales	1,000	12
Closing Buys	(800)	(9)
Expirations	0	0
Exercised	0	0
Balance at 06/30/2007	$1,000	$12

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	130	$1,304	1,718	$17,254
Administrative Class	537	5,388	557	5,591
Issued as reinvestment of distributions
Institutional Class	32	314	88	885
Administrative Class	23	231	40	399
Cost of shares redeemed
Institutional Class	(775)	(7,783)	(3,302)	(33,154)
Administrative Class	(424)	(4,255)	(494)	(4,954)
Net (decrease) resulting from Portfolio share transactions	(477)	$(4,801)	(1,393)	$(13,979)

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	95
Administrative Class	3	78

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 14	$ (79)	$ (65)

18	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	19

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Small Cap StocksPLUS® TR Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Small Cap StocksPLUS® TR Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 31, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Small Cap StocksPLUS® TR Portfolio

Allocation Breakdown‡

U.S. Government Agencies	29.9%
Corporate Bonds & Notes	25.9%
Asset-Backed Securities	21.8%
Short-Term Instruments	20.2%
Mortgage-Backed Securities	2.2%
‡	% of Total Investments as of 06/30/2007

A line graph is not included since the Portfolio has less than six months of unaudited financial statements.

Cumulative Total Return for the period ended June 30, 2007
Portfolio Inception (01/31/07)
PIMCO Small Cap StocksPLUS® TR Portfolio Administrative Class	3.63%
Russell 2000® Index±	4.70%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/31/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,036.35	$1,020.18
Expenses Paid During Period†	$3.89	$4.66

† Expenses are equal to the Portfolio’s Administrative annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Portfolio seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed-income instruments actively managed by PIMCO.

»	The Portfolio’s fixed-income portfolio underperformed the financing cost embedded in equity index futures holdings, thus leading the Portfolio to underperform the Russell 2000.

»

U.S. duration exposure was negative for performance as interest rates moved higher in instruments where the Portfolio’s duration exposure was concentrated. In particular, Eurodollar futures yields moved higher. Exposure to three-year and longer maturities also detracted from performance as rates moved higher among these maturities.

»	Holdings of mortgage-backed securities detracted from performance as they underperformed like-duration Treasuries.

»	Credit sensitive holdings, including corporate bonds and emerging market bonds, added value as they outperformed like-duration Treasuries.

»	Currency strategies, including long exposure to the euro and a basket of emerging market currencies, helped performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Small Cap StocksPLUS® TR Portfolio

Selected per Share Data for the Period Ended:	01/31/2007-06/30/2007+

Administrative Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.19
Net realized/unrealized gain on investments (a)	0.17
Total income from investment operations	0.36
Dividends from net investment income	(0.02)
Total distributions	(0.02)
Net asset value end of period	$10.34
Total return	3.63%
Net assets end of period (000s)	$3,091
Ratio of expenses to average net assets	0.93%*
Ratio of expenses to average net assets excluding interest expense	0.89%*
Ratio of net investment income to average net assets	4.41%*
Portfolio turnover rate	250%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$4,094
Cash	2
Receivable for investments sold	29
Interest and dividends receivable	10
Variation margin receivable	8
Unrealized appreciation on foreign currency contracts	4
4,147

Liabilities:
Payable for investments purchased	$994
Payable for investments purchased on a delayed-delivery basis	30
Accrued investment advisory fee	1
Accrued administration fee	1
Variation margin payable	12
Swap premiums received	1
Unrealized depreciation on swap agreements	1
1,040

Net Assets	$3,107

Net Assets Consist of:
Paid in capital	$3,003
Undistributed net investment income	49
Accumulated undistributed net realized gain	140
Net unrealized (depreciation)	(85)
$3,107

Net Assets:
Administrative Class	$3,091
Advisor Class	16

Shares Issued and Outstanding:
Administrative Class	299
Advisor Class	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$10.34
Advisor Class	10.35

Cost of Investments Owned	$4,101

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands)	Period from January 31, 2007 to June 30, 2007
(Unaudited)

Investment Income:
Interest	$68
Total Income	68

Expenses:
Investment advisory fees	6
Administration fees	3
Servicing fees – Administrative Class	2
Interest expense	1
Total Expenses	12

Net Investment Income	56

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(9)
Net realized gain on futures contracts, written options and swaps	150
Net realized (loss) on foreign currency transactions	(1)
Net change in unrealized (depreciation) on investments	(7)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(82)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	4
Net Gain	55

Net Increase in Net Assets Resulting from Operations	$111

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands)	Period from January 31, 2007 to June 30, 2007
(Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$56
Net realized gain	140
Net change in unrealized (depreciation)	(85)
Net increase resulting from operations	111

Distributions to Shareholders:
From net investment income
Administrative Class	(7)

Total Distributions	(7)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	3,000
Advisor Class	16
Issued as reinvestment of distributions
Administrative Class	7
Cost of shares redeemed
Administrative Class	(20)
Net increase resulting from Portfolio share transactions	3,003

Total Increase in Net Assets	3,107

Net Assets:
Beginning of period	0
End of period*	$3,107

*Including undistributed net investment income of:	$49

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 34.1%

BANKING & FINANCE 21.5%
American Express Bank FSB
5.380% due 06/22/2009	$30	$30

American Honda Finance Corp.
5.407% due 02/09/2010	30	30

Bear Stearns Cos., Inc.
5.480% due 05/18/2010	30	30

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	30	30

Citigroup Funding, Inc.
5.320% due 04/23/2009	50	50

Credit Suisse First Boston
5.560% due 08/15/2010	30	30

Ford Motor Credit Co.
6.625% due 06/16/2008	100	100
7.250% due 10/25/2011	30	29

General Electric Capital Corp.
5.430% due 08/15/2011	50	50

Goldman Sachs Group, Inc.
5.685% due 07/23/2009	30	30

HSBC Finance Corp.
5.607% due 05/10/2010	30	30
5.640% due 11/16/2009	20	20

JPMorgan Chase & Co.
5.396% due 05/07/2010	30	30

Lehman Brothers Holdings, Inc.
5.460% due 11/16/2009	30	30

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	30	30

Morgan Stanley
5.360% due 11/21/2008	30	30

SLM Corp.
5.495% due 07/27/2009	30	30

Wachovia Corp.
5.410% due 12/01/2009	30	30

Wells Fargo & Co.
5.460% due 09/15/2009	30	30

		669

INDUSTRIALS 7.1%
Amgen, Inc.
5.440% due 11/28/2008	30	30

DaimlerChrysler N.A. Holding Corp.
5.886% due 10/31/2008	38	39

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	30	33

Time Warner, Inc.
5.590% due 11/13/2009	100	100

Walt Disney Co.
5.460% due 09/10/2009	20	20

		222

UTILITIES 5.5%
AT&T, Inc.
5.456% due 02/05/2010	100	100

Ohio Power Co.
5.530% due 04/05/2010	30	30

TXU Electric Delivery Co.
5.735% due 09/16/2008	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Verizon Communications, Inc.
5.400% due 04/03/2009	$10	$10

		170

Total Corporate Bonds & Notes (Cost $1,062)		1,061

U.S. GOVERNMENT AGENCIES 39.4%
Fannie Mae
4.500% due 06/25/2043	10	9
5.000% due 12/25/2016 - 02/25/2017	36	36
6.000% due 07/01/2037	1,000	989

Freddie Mac
4.250% due 09/15/2024	19	19
5.470% due 08/15/2019 - 10/15/2020	140	140
5.550% due 07/15/2037	30	30

Total U.S. Government Agencies (Cost $1,229)		1,223

MORTGAGE-BACKED SECURITIES 2.9%
Countrywide Alternative Loan Trust
5.520% due 06/25/2037	29	29

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 03/25/2037	24	24

GS Mortgage Securities Corp. II
5.410% due 03/06/2020	30	30

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	7	7

Total Mortgage-Backed Securities (Cost $90)		90

ASSET-BACKED SECURITIES 28.7%
American Express Credit Account Master Trust
5.320% due 01/18/2011	30	30
5.430% due 09/15/2010	30	30

Bank One Issuance Trust
5.440% due 06/15/2010	30	30

Bear Stearns Asset-Backed Securities, Inc.
5.410% due 06/25/2047	29	29

BNC Mortgage Loan Trust
5.420% due 05/25/2037	28	28

Chase Credit Card Master Trust
5.430% due 07/15/2010	30	30

Citibank Credit Card Issuance Trust
5.526% due 02/07/2010	30	30

Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	27	27
5.390% due 01/25/2037	26	26
5.400% due 12/25/2035	18	18
5.430% due 03/25/2037	29	29

Countrywide Asset-Backed Certificates
5.400% due 10/25/2037	29	29
5.500% due 09/25/2036	30	30

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 10/25/2036	23	23
5.370% due 11/25/2036	24	25

First USA Credit Card Master Trust
5.480% due 04/18/2011	30	30

Fremont Home Loan Trust
5.420% due 05/25/2036	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GE-WMC Mortgage Securities LLC
5.440% due 10/25/2035	$6	$6

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	16	16

Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	12	12

MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036	19	19
5.370% due 01/25/2037	28	28
5.400% due 05/25/2037	29	29

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	30	30
5.440% due 08/16/2010	30	30
5.446% due 12/15/2009	30	30

Morgan Stanley ABS Capital I
5.360% due 01/25/2037	27	27
5.370% due 10/25/2036	22	22

Nationstar Home Equity Loan Trust
5.440% due 04/25/2037	29	29

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	26	26

Soundview Home Equity Loan Trust
5.400% due 06/25/2037	29	29

Structured Asset Securities Corp.
5.420% due 01/25/2037	26	26

USAA Auto Owner Trust
5.337% due 07/11/2008	30	30

Wells Fargo Home Equity Trust
5.420% due 03/25/2037	29	29

Total Asset-Backed Securities (Cost $891)		892

SHORT-TERM INSTRUMENTS 26.6%

CERTIFICATES OF DEPOSIT 3.5%
Dexia S.A.
5.270% due 09/29/2008	30	30

Fortis Bank NY
5.300% due 09/30/2008	30	30

Skandinav Enskilda BK
5.350% due 02/13/2009	10	10

Societe Generale NY
5.270% due 03/26/2008	40	40

		110

COMMERCIAL PAPER 12.8%
Dexia Delaware LLC
5.225% due 09/21/2007	100	100

Freddie Mac
4.800% due 07/02/2007	200	200

UBS Finance Delaware LLC
5.200% due 10/23/2007	100	98

		398

REPURCHASE AGREEMENTS 4.7%
State Street Bank and Trust Co.
4.900% due 07/02/2007	147	147

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $153. Repurchase proceeds are $147.)

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Small Cap StocksPLUS® TR Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 5.6%
4.659% due 08/30/2007 - 09/13/2007 (a)(c)	$175	$173

Total Short-Term Instruments (Cost $828)		828

PURCHASED OPTIONS (e) 0.0%
(Cost $1)		0

Total Investments (b) 131.7% (Cost $4,101)		$4,094

Other Assets and Liabilities (Net) (31.7%)		(987)

Net Assets 100.0%		$3,107

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007 portfolio securities with an aggregate value of $160 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $173 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	8	$(4)
90-Day Eurodollar June Futures	Long	06/2008	7	(2)
90-Day Eurodollar March Futures	Long	03/2008	9	(5)
90-Day Eurodollar September Futures	Long	09/2008	8	(3)
E-mini Russell 2000 Index September Futures	Long	09/2007	37	(67)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	1	(1)

				$(82)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.620%	09/20/2007	$100	$0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	30	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	30	0
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	10	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	30	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	30	0

						$0

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012	EUR	30	$0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	100	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	20,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$100	0

							$(1)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(e) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME E-mini Russell 2000 Index September Futures	$570.000	09/21/2007	16	$1	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 07/01/2037	$93.750	07/05/2007	$1,000	$0	$0

(f) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	AUD	8	07/2007	$0	$0	$0
Buy	BRL	117	10/2007	3	0	3
Buy		8	03/2008	0	0	0
Buy	CAD	8	08/2007	0	0	0
Buy	EUR	62	07/2007	1	0	1
Sell	GBP	3	08/2007	0	0	0
Buy	INR	136	10/2007	0	0	0
Buy		113	05/2008	0	0	0
Buy	KRW	4,085	07/2007	0	0	0
Buy		4,912	09/2007	0	0	0
Buy	MXN	22	09/2007	0	0	0
Buy		81	03/2008	0	0	0
Buy	MYR	17	05/2008	0	0	0
Buy	PHP	367	05/2008	0	0	0
Buy	PLN	21	09/2007	0	0	0
Buy		6	03/2008	0	0	0
Buy	RUB	52	09/2007	0	0	0
Buy		343	01/2008	0	0	0
Buy	SGD	8	07/2007	0	0	0
Buy		3	08/2007	0	0	0
Buy		11	10/2007	0	0	0

				$4	$0	$4

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Notes to Financial Statements

1.  ORGANIZATION

The Small Cap StocksPLUS® TR Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

12	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
EUR	Euro	PHP	Philippines Peso
GBP	Great British Pound	PLN	Polish Zloty
INR	Indian Rupee	RUB	Russian Ruble
JPY	Japanese Yen	SGD	Singapore Dollar

(g) Foreign Currency  Transactions The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio

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Notes to Financial Statements (Cont.)

takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the

Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(l) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for

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June 30, 2007 (Unaudited)

contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(m) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(n) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(o) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses;

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Notes to Financial Statements (Cont.)

(vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its administrative fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of such Portfolio’s advisory fee, service fees, distribution fees (with respect to Advisor Class only), administrative fees and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2007, there was no recoverable amount.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,455	$6,184	$2,284	$90

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 01/31/2007 to 06/30/2007
	Shares	Amount

Receipts for shares sold
Administrative Class	300	$3,000
Advisor Class	2	16
Issued as reinvestment of distributions
Administrative Class	1	7
Advisor Class	0	0
Cost of shares redeemed
Administrative Class	(2)	(20)
Advisor Class	0	0
Net increase resulting from Portfolio share transactions	301	$3,003

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	1	100
Advisor Class	2	100

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

9.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1	$ (8)	$ (7)

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Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2007

P I M C O

PIMCO Variable Insurance Trust

Small Cap StocksPLUS® TR Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Small Cap StocksPLUS® TR Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 31, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Small Cap StocksPLUS® TR Portfolio

Allocation Breakdown‡

U.S. Government Agencies	29.9%
Corporate Bonds & Notes	25.9%
Asset-Backed Securities	21.8%
Short-Term Instruments	20.2%
Mortgage-Backed Securities	2.2%
‡	% of Total Investments as of 06/30/2007

A line graph is not included since the Portfolio has less than six months of unaudited financials statements.

Cumulative Total Return for the period ended June 30, 2007
Portfolio Inception (01/31/07)
PIMCO Small Cap StocksPLUS® TR Portfolio Advisor Class	3.70%
Russell 2000® Index±	4.70%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/31/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,037.03	$1,019.59
Expenses Paid During Period†	$4.39	$5.26

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Portfolio seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed-income instruments actively managed by PIMCO.

»	The Portfolio’s fixed-income portfolio underperformed the financing cost embedded in equity index futures holdings, thus leading the Portfolio to underperform the Russell 2000.

»

U.S. duration exposure was negative for performance as interest rates moved higher in instruments where the Portfolio’s duration exposure was concentrated. In particular, Eurodollar futures yields moved higher. Exposure to three-year and longer maturities also detracted from performance as rates moved higher among these maturities.

»	Holdings of mortgage-backed securities detracted from performance as they underperformed like-duration Treasuries.

»	Credit sensitive holdings, including corporate bonds and emerging market bonds, added value as they outperformed like-duration Treasuries.

»	Currency strategies, including long exposure to the euro and a basket of emerging market currencies, helped performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Small Cap StocksPLUS® TR Portfolio

Selected per Share Data for the Period Ended:	01/31/2007-06/30/2007+

Advisor Class
Net asset value beginning of period	$10.00
Net investment income (a)	0.18
Net realized/unrealized gain on investments (a)	0.19
Total income from investment operations	0.37
Dividends from net investment income	(0.02)
Total distributions	(0.02)
Net asset value end of period	$10.35
Total return	3.70%
Net assets end of period (000s)	$16
Ratio of expenses to average net assets	1.05%*
Ratio of expenses to average net assets excluding interest expense	0.99%*
Ratio of net investment income to average net assets	4.31%*
Portfolio turnover rate	250%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$4,094
Cash	2
Receivable for investments sold	29
Interest and dividends receivable	10
Variation margin receivable	8
Unrealized appreciation on foreign currency contracts	4
4,147

Liabilities:
Payable for investments purchased	$994
Payable for investments purchased on a delayed-delivery basis	30
Accrued investment advisory fee	1
Accrued administration fee	1
Variation margin payable	12
Swap premiums received	1
Unrealized depreciation on swap agreements	1
1,040

Net Assets	$3,107

Net Assets Consist of:
Paid in capital	$3,003
Undistributed net investment income	49
Accumulated undistributed net realized gain	140
Net unrealized (depreciation)	(85)
$3,107

Net Assets:
Administrative Class	$3,091
Advisor Class	16

Shares Issued and Outstanding:
Administrative Class	299
Advisor Class	1

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$10.34
Advisor Class	10.35

Cost of Investments Owned	$4,101

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands)	Period from January 31, 2007 to June 30, 2007
(Unaudited)

Investment Income:
Interest	$68
Total Income	68

Expenses:
Investment advisory fees	6
Administration fees	3
Servicing fees – Administrative Class	2
Interest expense	1
Total Expenses	12

Net Investment Income	56

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(9)
Net realized gain on futures contracts, written options and swaps	150
Net realized (loss) on foreign currency transactions	(1)
Net change in unrealized (depreciation) on investments	(7)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(82)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	4
Net Gain	55

Net Increase in Net Assets Resulting from Operations	$111

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Small Cap StocksPLUS® TR Portfolio

(Amounts in thousands)	Period from January 31, 2007 to June 30, 2007
(Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$56
Net realized gain	140
Net change in unrealized (depreciation)	(85)
Net increase resulting from operations	111

Distributions to Shareholders:
From net investment income
Administrative Class	(7)

Total Distributions	(7)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	3,000
Advisor Class	16
Issued as reinvestment of distributions
Administrative Class	7
Cost of shares redeemed
Administrative Class	(20)
Net increase resulting from Portfolio share transactions	3,003

Total Increase in Net Assets	3,107

Net Assets:
Beginning of period	0
End of period*	$3,107

*Including undistributed net investment income of:	$49

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 34.1%

BANKING & FINANCE 21.5%
American Express Bank FSB
5.380% due 06/22/2009	$30	$30

American Honda Finance Corp.
5.407% due 02/09/2010	30	30

Bear Stearns Cos., Inc.
5.480% due 05/18/2010	30	30

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	30	30

Citigroup Funding, Inc.
5.320% due 04/23/2009	50	50

Credit Suisse First Boston
5.560% due 08/15/2010	30	30

Ford Motor Credit Co.
6.625% due 06/16/2008	100	100
7.250% due 10/25/2011	30	29

General Electric Capital Corp.
5.430% due 08/15/2011	50	50

Goldman Sachs Group, Inc.
5.685% due 07/23/2009	30	30

HSBC Finance Corp.
5.607% due 05/10/2010	30	30
5.640% due 11/16/2009	20	20

JPMorgan Chase & Co.
5.396% due 05/07/2010	30	30

Lehman Brothers Holdings, Inc.
5.460% due 11/16/2009	30	30

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	30	30

Morgan Stanley
5.360% due 11/21/2008	30	30

SLM Corp.
5.495% due 07/27/2009	30	30

Wachovia Corp.
5.410% due 12/01/2009	30	30

Wells Fargo & Co.
5.460% due 09/15/2009	30	30

		669

INDUSTRIALS 7.1%
Amgen, Inc.
5.440% due 11/28/2008	30	30

DaimlerChrysler N.A. Holding Corp.
5.886% due 10/31/2008	38	39

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	30	33

Time Warner, Inc.
5.590% due 11/13/2009	100	100

Walt Disney Co.
5.460% due 09/10/2009	20	20

		222

UTILITIES 5.5%
AT&T, Inc.
5.456% due 02/05/2010	100	100

Ohio Power Co.
5.530% due 04/05/2010	30	30

TXU Electric Delivery Co.
5.735% due 09/16/2008	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Verizon Communications, Inc.
5.400% due 04/03/2009	$10	$10

		170

Total Corporate Bonds & Notes (Cost $1,062)		1,061

U.S. GOVERNMENT AGENCIES 39.4%
Fannie Mae
4.500% due 06/25/2043	10	9
5.000% due 12/25/2016 - 02/25/2017	36	36
6.000% due 07/01/2037	1,000	989

Freddie Mac
4.250% due 09/15/2024	19	19
5.470% due 08/15/2019 - 10/15/2020	140	140
5.550% due 07/15/2037	30	30

Total U.S. Government Agencies (Cost $1,229)		1,223

MORTGAGE-BACKED SECURITIES 2.9%
Countrywide Alternative Loan Trust
5.520% due 06/25/2037	29	29

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 03/25/2037	24	24

GS Mortgage Securities Corp. II
5.410% due 03/06/2020	30	30

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	7	7

Total Mortgage-Backed Securities (Cost $90)		90

ASSET-BACKED SECURITIES 28.7%
American Express Credit Account Master Trust
5.320% due 01/18/2011	30	30
5.430% due 09/15/2010	30	30

Bank One Issuance Trust
5.440% due 06/15/2010	30	30

Bear Stearns Asset-Backed Securities, Inc.
5.410% due 06/25/2047	29	29

BNC Mortgage Loan Trust
5.420% due 05/25/2037	28	28

Chase Credit Card Master Trust
5.430% due 07/15/2010	30	30

Citibank Credit Card Issuance Trust
5.526% due 02/07/2010	30	30

Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	27	27
5.390% due 01/25/2037	26	26
5.400% due 12/25/2035	18	18
5.430% due 03/25/2037	29	29

Countrywide Asset-Backed Certificates
5.400% due 10/25/2037	29	29
5.500% due 09/25/2036	30	30

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 10/25/2036	23	23
5.370% due 11/25/2036	24	25

First USA Credit Card Master Trust
5.480% due 04/18/2011	30	30

Fremont Home Loan Trust
5.420% due 05/25/2036	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GE-WMC Mortgage Securities LLC
5.440% due 10/25/2035	$6	$6

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	16	16

Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	12	12

MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036	19	19
5.370% due 01/25/2037	28	28
5.400% due 05/25/2037	29	29

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	30	30
5.440% due 08/16/2010	30	30
5.446% due 12/15/2009	30	30

Morgan Stanley ABS Capital I
5.360% due 01/25/2037	27	27
5.370% due 10/25/2036	22	22

Nationstar Home Equity Loan Trust
5.440% due 04/25/2037	29	29

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	26	26

Soundview Home Equity Loan Trust
5.400% due 06/25/2037	29	29

Structured Asset Securities Corp.
5.420% due 01/25/2037	26	26

USAA Auto Owner Trust
5.337% due 07/11/2008	30	30

Wells Fargo Home Equity Trust
5.420% due 03/25/2037	29	29

Total Asset-Backed Securities (Cost $891)		892

SHORT-TERM INSTRUMENTS 26.6%

CERTIFICATES OF DEPOSIT 3.5%
Dexia S.A.
5.270% due 09/29/2008	30	30

Fortis Bank NY
5.300% due 09/30/2008	30	30

Skandinav Enskilda BK
5.350% due 02/13/2009	10	10

Societe Generale NY
5.270% due 03/26/2008	40	40

		110

COMMERCIAL PAPER 12.8%
Dexia Delaware LLC
5.225% due 09/21/2007	100	100

Freddie Mac
4.800% due 07/02/2007	200	200

UBS Finance Delaware LLC
5.200% due 10/23/2007	100	98

		398

REPURCHASE AGREEMENTS 4.7%
State Street Bank and Trust Co.
4.900% due 07/02/2007	147	147

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $153. Repurchase proceeds are $147.)

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  Small Cap StocksPLUS® TR Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 5.6%
4.659% due 08/30/2007 - 09/13/2007 (a)(c)	$175	$173

Total Short-Term Instruments (Cost $828)		828

PURCHASED OPTIONS (e) 0.0%
(Cost $1)		0

Total Investments (b) 131.7% (Cost $4,101)		$4,094

Other Assets and Liabilities (Net) (31.7%)		(987)

Net Assets 100.0%		$3,107

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007 portfolio securities with an aggregate value of $160 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $173 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	8	$(4)
90-Day Eurodollar June Futures	Long	06/2008	7	(2)
90-Day Eurodollar March Futures	Long	03/2008	9	(5)
90-Day Eurodollar September Futures	Long	09/2008	8	(3)
E-mini Russell 2000 Index September Futures	Long	09/2007	37	(67)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	1	(1)

				$(82)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.620%	09/20/2007	$100	$0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	30	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%	02/20/2008	30	0
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	09/20/2008	10	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	30	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	30	0

						$0

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012	EUR	30	$0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	100	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	20,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$100	0

							$(1)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(e) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME E-mini Russell 2000 Index September Futures	$570.000	09/21/2007	16	$1	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 07/01/2037	$93.750	07/05/2007	$1,000	$0	$0

(f) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	AUD	8	07/2007	$0	$0	$0
Buy	BRL	117	10/2007	3	0	3
Buy		8	03/2008	0	0	0
Buy	CAD	8	08/2007	0	0	0
Buy	EUR	62	07/2007	1	0	1
Sell	GBP	3	08/2007	0	0	0
Buy	INR	136	10/2007	0	0	0
Buy		113	05/2008	0	0	0
Buy	KRW	4,085	07/2007	0	0	0
Buy		4,912	09/2007	0	0	0
Buy	MXN	22	09/2007	0	0	0
Buy		81	03/2008	0	0	0
Buy	MYR	17	05/2008	0	0	0
Buy	PHP	367	05/2008	0	0	0
Buy	PLN	21	09/2007	0	0	0
Buy		6	03/2008	0	0	0
Buy	RUB	52	09/2007	0	0	0
Buy		343	01/2008	0	0	0
Buy	SGD	8	07/2007	0	0	0
Buy		3	08/2007	0	0	0
Buy		11	10/2007	0	0	0

				$4	$0	$4

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Notes to Financial Statements

1.  ORGANIZATION

The Small Cap StocksPLUS® TR Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

12	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
EUR	Euro	PHP	Philippines Peso
GBP	Great British Pound	PLN	Polish Zloty
INR	Indian Rupee	RUB	Russian Ruble
JPY	Japanese Yen	SGD	Singapore Dollar

(g) Foreign Currency  Transactions The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(j) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(k) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the

Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(l) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(m) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(n) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(o) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses;

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

(vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its administrative fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of such Portfolio’s advisory fee, service fees, distribution fees (with respect to Advisor Class only), administrative fees and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2007, there was no recoverable amount.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,455	$6,184	$2,284	$90

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Period from 01/31/2007 to 06/30/2007
	Shares	Amount

Receipts for shares sold
Administrative Class	300	$3,000
Advisor Class	2	16
Issued as reinvestment of distributions
Administrative Class	1	7
Advisor Class	0	0
Cost of shares redeemed
Administrative Class	(2)	(20)
Advisor Class	0	0
Net increase resulting from Portfolio share transactions	301	$3,003

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	1	100
Advisor Class	2	100

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

9.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1	$ (8)	$ (7)

Semiannual Report	June 30, 2007	17

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

StocksPLUS® Growth and Income Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the StocksPLUS® Growth and Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO StocksPLUS® Growth and Income Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Corporate Bonds & Notes	37.8%
Short-Term Instruments	22.7%
U.S. Treasury Obligations	12.5%
U.S. Government Agencies	9.4%
Asset-Backed Securities	7.8%
Mortgage-Backed Securities	6.7%
Other	3.1%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (12/31/97)
PIMCO StocksPLUS® Growth and Income Portfolio Administrative Class	6.64%	20.29%	10.78%	6.55%
S&P 500 Index±	6.96%	20.59%	10.71%	6.39%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,066.40	$1,022.07
Expenses Paid During Period†	$2.82	$2.76

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Growth and Income Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed-income instruments.

»	The Portfolio’s fixed-income portfolio underperformed the financing cost embedded in equity index futures holdings, thus leading the Portfolio to underperform the S&P 500.

»

U.S. duration exposure was negative for performance as interest rates moved higher in instruments where the Portfolio’s duration exposure was concentrated. In particular, Eurodollar futures yields moved higher.

»

A U.S. yield curve strategy involving short positions in longer duration (7+ year duration) instruments partially offset the negative duration impact as these rates moved higher, generating a positive price return.

»	Short maturity (less than one year) exposures in Europe, the U.K. and Japan were also negative for performance as upward rate movements were pronounced in these markets.

»	Holdings of mortgage-backed securities detracted from performance as they underperformed like-duration Treasuries.

»	Credit sensitive holdings, including corporate bonds and emerging market bonds, added value as they outperformed like-duration Treasuries.

»	Currency strategies, including long exposure to the euro and a basket of emerging market currencies, helped performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  StocksPLUS® Growth and Income Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006		12/31/2005	12/31/2004	12/31/2003	12/31/2002

Administrative Class
Net asset value beginning of year or period	$11.15	$10.20		$10.09	$9.26	$7.25	$9.35
Net investment income (a)	0.27	0.42		0.29	0.13	0.13	0.26
Net realized/unrealized gain (loss) on investments (a)	0.46	1.06		0.06	0.86	2.06	(2.14)
Total income (loss) from investment operations	0.73	1.48		0.35	0.99	2.19	(1.88)
Dividends from net investment income	(0.35)	(0.53)		(0.24)	(0.16)	(0.18)	(0.22)
Total distributions	(0.35)	(0.53)		(0.24)	(0.16)	(0.18)	(0.22)
Net asset value end of year or period	$11.53	$11.15		$10.20	$10.09	$9.26	$7.25
Total return	6.64%	14.90%		3.49%	10.81%	30.38%	(20.22)%
Net assets end of year or period (000s)	$85,942	$85,425		$229,193	$266,851	$267,880	$218,993
Ratio of expenses to average net assets	0.55%*	0.59	%(c)	0.65%	0.65%	0.65%	0.65	%(b)
Ratio of expenses to average net assets excluding interest expense	0.55%*	0.59	%(c)	0.65%	0.65%	0.65%	0.65	%(b)
Ratio of net investment income to average net assets	4.82%*	3.95%		2.87%	1.39%	1.54%	3.13%
Portfolio turnover rate	26%	135%		264%	249%	134%	192%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.66%.

(c) Effective October 31, 2006, the advisory fee was reduced to 0.30%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$91,752
Cash	12
Foreign currency, at value	526
Receivable for investments sold	197
Receivable for Portfolio shares sold	6
Interest and dividends receivable	552
Variation margin receivable	831
Swap premiums paid	258
Unrealized appreciation on foreign currency contracts	196
Unrealized appreciation on swap agreements	135
94,465

Liabilities:
Payable for investments purchased	$1,300
Payable for investments purchased on a delayed-delivery basis	1,100
Payable for Portfolio shares redeemed	8
Written options outstanding	38
Accrued investment advisory fee	23
Accrued administration fee	8
Accrued servicing fee	13
Variation margin payable	972
Swap premiums received	73
Unrealized depreciation on foreign currency contracts	24
Unrealized depreciation on swap agreements	302
3,861

Net Assets	$90,604

Net Assets Consist of:
Paid in capital	$135,415
Undistributed net investment income	5,005
Accumulated undistributed net realized (loss)	(48,369)
Net unrealized (depreciation)	(1,447)
$90,604

Net Assets:
Institutional Class	$4,662
Administrative Class	85,942

Shares Issued and Outstanding:
Institutional Class	400
Administrative Class	7,453

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.65
Administrative Class	11.53

Cost of Investments Owned	$92,307
Cost of Foreign Currency Held	$526
Premiums Received on Written Options	$129

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$2,340
Dividends	68
Miscellaneous income	2
Total Income	2,410

Expenses:
Investment advisory fees	134
Administration fees	45
Servicing fees – Administrative Class	63
Trustees’ fees	1
Interest expense	2
Total Expenses	245

Net Investment Income	2,165

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(78)
Net realized gain on futures contracts, written options and swaps	5,514
Net realized gain on foreign currency transactions	66
Net change in unrealized (depreciation) on investments	(6)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(1,941)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	145
Net Gain	3,700

Net Increase in Net Assets Resulting from Operations	$5,865

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,165	$5,394
Net realized gain	5,502	10,420
Net change in unrealized appreciation (depreciation)	(1,802)	3,907
Net increase resulting from operations	5,865	19,721

Distributions to Shareholders:
From net investment income
Institutional Class	(143)	(289)
Administrative Class	(2,609)	(4,645)

Total Distributions	(2,752)	(4,934)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,312	2,084
Administrative Class	2,953	3,872
Issued as reinvestment of distributions
Institutional Class	143	289
Administrative Class	2,609	4,644
Cost of shares redeemed
Institutional Class	(2,888)	(2,654)
Administrative Class	(7,973)	(166,615)
Net (decrease) resulting from Portfolio share transactions	(3,844)	(158,380)

Total (Decrease) in Net Assets	(731)	(143,593)

Net Assets:
Beginning of period	91,335	234,928
End of period*	$90,604	$91,335

*Including undistributed net investment income of:	$5,005	$5,592

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments StocksPLUS® Growth and Income Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	$100	$100

OAO Rosneft Oil Co.
6.000% due 09/16/2007	300	301

Total Bank Loan Obligations (Cost $400)		401

CORPORATE BONDS & NOTES 38.3%

BANKING & FINANCE 26.4%
American Express Bank FSB
5.380% due 10/20/2009	200	200

American Express Credit Corp.
5.380% due 11/09/2009	200	200

American Honda Finance Corp.
5.407% due 02/09/2010	900	901

American International Group, Inc.
5.370% due 06/16/2009	800	803

Bank of America Corp.
5.370% due 06/19/2009	800	801

Bank of Ireland
5.370% due 12/19/2008	900	901

CIT Group, Inc.
5.000% due 11/24/2008	300	298

Citigroup Funding, Inc.
5.360% due 06/26/2009	100	100

Citigroup, Inc.
4.200% due 12/20/2007	2,500	2,487

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,700	1,454

Export-Import Bank of Korea
5.600% due 11/16/2010	1,900	1,905

Ford Motor Credit Co.
4.950% due 01/15/2008	100	99
6.190% due 09/28/2007	600	600
6.625% due 06/16/2008	3,100	3,099

General Electric Capital Corp.
5.385% due 10/26/2009	400	400
5.390% due 01/05/2009	200	200
5.430% due 08/15/2011	800	800

Goldman Sachs Group, Inc.
5.410% due 03/30/2009	200	200
5.440% due 11/16/2009	900	901

HSBC Finance Corp.
6.538% due 11/13/2007	100	100

ICICI Bank Ltd.
5.895% due 01/12/2010	300	301

Lehman Brothers Holdings, Inc.
5.445% due 01/23/2009	300	300
5.460% due 11/16/2009	500	501
5.579% due 07/18/2011	100	100

Merrill Lynch & Co., Inc.
5.390% due 12/22/2008	500	500
5.395% due 10/23/2008	200	200
5.440% due 12/04/2009	200	200

Morgan Stanley
5.446% due 01/15/2010	500	500

Osiris Capital PLC
8.206% due 01/15/2010	500	503

Royal Bank of Scotland Group PLC
5.360% due 12/21/2007	600	600
5.750% due 07/06/2012	300	300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Spinnaker Capital Ltd.
16.860% due 06/15/2008	$300	$300

Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008	900	901

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	200	200

Wachovia Corp.
5.486% due 10/15/2011	900	902

Wells Fargo & Co.
5.400% due 03/10/2008	200	200

Westpac Banking Corp.
5.280% due 06/06/2008	100	100

World Savings Bank FSB
5.396% due 05/08/2009	850	851

		23,908

INDUSTRIALS 7.9%
Albertson’s, Inc.
6.950% due 08/01/2009	300	308

Anadarko Petroleum Corp.
5.760% due 09/15/2009	200	200

DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	100	100

El Paso Corp.
7.625% due 08/16/2007	500	504

General Electric Co.
5.400% due 12/09/2008	200	200

General Mills, Inc.
5.485% due 01/22/2010	100	100

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	200	203

Hospira, Inc.
5.840% due 03/30/2010	200	201

JC Penney Corp., Inc.
7.375% due 08/15/2008	100	102

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,382

Pemex Project Funding Master Trust
5.960% due 12/03/2012	700	710

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	110

Southern Natural Gas Co.
6.700% due 10/01/2007	500	504

Time Warner, Inc.
5.590% due 11/13/2009	900	901

Transcontinental Gas Pipe Line Corp.
6.636% due 04/15/2008	1,100	1,093

Transocean, Inc.
5.560% due 09/05/2008	200	200

Xerox Corp.
9.750% due 01/15/2009	300	318

		7,136

UTILITIES 4.0%
America Movil SAB de C.V.
5.460% due 06/27/2008	200	200

AT&T, Inc.
5.456% due 02/05/2010	100	100
5.570% due 11/14/2008	100	100

CMS Energy Corp.
9.875% due 10/15/2007	1,300	1,319

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.660% due 09/28/2007	$900	$900

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	200	201

Qwest Corp.
8.610% due 06/15/2013	700	763

Telecom Italia Capital S.A.
5.836% due 02/01/2011	100	101

		3,684

Total Corporate Bonds & Notes (Cost $34,894)		34,728

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	75	76

Total Municipal Bonds & Notes (Cost $75)		76

U.S. GOVERNMENT AGENCIES 9.5%
Fannie Mae
5.000% due 12/01/2017 - 09/01/2018	851	826
6.000% due 04/01/2016 - 11/01/2033	198	199
8.000% due 05/01/2030 - 09/01/2031	34	36

Federal Home Loan Bank
0.000% due 02/27/2012	500	461

Freddie Mac
5.470% due 07/15/2019 - 10/15/2020	3,300	3,297
5.500% due 08/15/2030	4	4
5.550% due 07/15/2037	1,100	1,100
6.000% due 07/01/2016 - 07/01/2037	1,863	1,852
6.500% due 10/25/2043	468	475

Ginnie Mae
4.000% due 07/16/2027	28	28
5.125% due 11/20/2029	117	118
6.375% due 02/20/2027	135	136
8.000% due 04/15/2027 - 12/15/2029	56	59
8.500% due 04/20/2030	3	3

Total U.S. Government Agencies (Cost $8,719)		8,594

U.S. TREASURY OBLIGATIONS 12.7%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008 (e)	11,512	11,523

Total U.S. Treasury Obligations (Cost $11,652)		11,523

MORTGAGE-BACKED SECURITIES 6.8%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	118	118

Banc of America Funding Corp.
4.113% due 05/25/2035	447	438

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	178	180

Bear Stearns Adjustable Rate Mortgage Trust
5.329% due 02/25/2033	128	130

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	276	277

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	127	127

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  StocksPLUS® Growth and Income Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Alternative Loan Trust
5.500% due 05/25/2047	$184	$184
6.000% due 10/25/2033	279	277
6.029% due 02/25/2036	361	364

CS First Boston Mortgage Securities Corp.
5.631% due 05/25/2032	100	99

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	243	243

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	174	174

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	272	272
5.510% due 01/19/2038	353	353

Impac CMB Trust
6.080% due 10/25/2033	20	20

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	155	155

Merrill Lynch Floating Trust
5.390% due 06/15/2022	800	801

Morgan Stanley Capital I
5.380% due 10/15/2020	82	82

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	186	186

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	351	351
5.600% due 02/25/2036	150	150

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	170	170

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	152	153

Washington Mutual, Inc.
5.724% due 12/25/2046	863	866

Total Mortgage-Backed Securities (Cost $6,192)		6,170

ASSET-BACKED SECURITIES 7.9%
Argent Securities, Inc.
5.380% due 05/25/2036	247	247

Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	352	352

Citigroup Mortgage Loan Trust, Inc.
5.380% due 01/25/2037	380	380
5.390% due 01/25/2036	208	208
5.430% due 08/25/2036	600	600

Countrywide Asset-Backed Certificates
5.370% due 07/25/2037	832	833

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	684	683

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	329	329
5.370% due 11/25/2036	246	246

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Asset Loan Obligation
5.380% due 12/25/2036	$815	$816

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	84	84

Long Beach Mortgage Loan Trust
5.360% due 11/25/2036	540	541
5.400% due 02/25/2036	357	357
5.600% due 10/25/2034	18	18

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	74	74

Option One Mortgage Loan Trust
5.370% due 01/25/2037	164	164

Residential Asset Securities Corp.
5.390% due 11/25/2036	230	230

Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	267	267

Soundview Home Equity Loan Trust
5.400% due 01/25/2037	289	289

Structured Asset Securities Corp.
5.370% due 10/25/2036	222	222
5.420% due 07/25/2035	23	23

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	161	161

Total Asset-Backed Securities (Cost $7,120)		7,124

SOVEREIGN ISSUES 0.6%
Korea Development Bank
5.640% due 11/22/2012	500	502

Total Sovereign Issues (Cost $500)		502

	SHARES
PREFERRED STOCKS 2.0%
DG Funding Trust
7.600% due 12/31/2049	173	1,802

Total Preferred Stocks (Cost $1,823)		1,802

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.0%

CERTIFICATES OF DEPOSIT 4.4%
BNP Paribas
5.262% due 05/28/2008	$100	100
5.262% due 07/03/2008	800	800

Calyon Financial, Inc.
5.340% due 01/16/2009	300	300
5.395% due 06/29/2010	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.265% due 04/28/2008	$400	$400

Nordea Bank Finland PLC
5.308% due 05/28/2008	100	100

Royal Bank of Canada
5.267% due 06/30/2008	401	400

Skandinav Enskilda BK
5.300% due 02/04/2008	600	601
5.350% due 02/13/2009	100	100

Societe Generale NY
5.269% due 06/30/2008	700	701
5.270% due 03/26/2008	400	400

		3,932

COMMERCIAL PAPER 13.3%
Bank of America Corp.
5.240% due 10/04/2007	1,900	1,884

Cox Communications, Inc.
5.570% due 09/17/2007	300	300

Danske Corp.
5.205% due 10/12/2007	4,300	4,269

Societe Generale NY
5.225% due 11/26/2007	1,600	1,592

UBS Finance Delaware LLC
5.235% due 10/23/2007	4,000	3,961

		12,006

REPURCHASE AGREEMENTS 3.4%
State Street Bank and Trust Co.
4.900% due 07/02/2007	3,107	3,107

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $3,173. Repurchase proceeds are $3,108.)

U.S. TREASURY BILLS 1.9%
4.708% due 08/30/2007 - 09/13/2007 (b)(e)	1,765	1,749

Total Short-Term Instruments (Cost $20,794)		20,794

PURCHASED OPTIONS (g) 0.0%
(Cost $138)		38

Total Investments (d) 101.3% (Cost $92,307)		$91,752

Written Options (h) (0.1%) (Premiums $129)		(38)

Other Assets and Liabilities (Net) (1.2%)		(1,110)

Net Assets 100.0%		$90,604

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $5,549 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(e) Securities with an aggregate market value of $13,272 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	1	$(2)
90-Day Eurodollar December Futures	Long	12/2008	40	(27)
90-Day Eurodollar June Futures	Long	06/2008	238	(272)
90-Day Eurodollar March Futures	Long	03/2008	284	(336)
90-Day Eurodollar March Futures	Long	03/2009	2	(3)
90-Day Eurodollar September Futures	Long	09/2008	40	(22)
90-Day Euroyen December Futures	Long	12/2007	17	(1)
S&P 500 Index September Futures	Long	09/2007	217	(335)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	156	122
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	7	(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	29	(42)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7	(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	22	(34)

				$(985)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%		03/20/2008	$200	$0
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%		09/20/2008	1,000	(3)
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%		01/20/2012	1,000	4
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%		01/20/2012	200	2
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%		03/20/2008	100	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%		03/20/2008	400	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007	200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007	500	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.100%		06/20/2008	1,000	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%		06/20/2008	100	0
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%		10/20/2011	300	6
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	700	12
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	100	1
Goldman Sachs & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.200%		11/20/2007	300	0
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%		06/20/2008	600	0
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.100%		12/20/2007	500	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	100	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		12/20/2008	100	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	200	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	500	4
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%		11/20/2007	300	0
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%		12/20/2007	300	0

							$26

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  StocksPLUS® Growth and Income Portfolio (Cont.)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	300	$0
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	400	2
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		100	1
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		300	2
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		200	4
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		200	4
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,000	12
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		400	8
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		2,600	(15)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(1)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	1,800	(51)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	36
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		400	34
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,000	(15)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		300	(4)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	30,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		260,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		60,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		20,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		320,000	(5)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$400	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		4,500	2
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,200	(9)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,000	(16)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(3)

							$(18)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	Long	S&P 500 Index	1-Month USD-LIBOR minus 0.030%	05/15/2008	5,567	$(175)

(g) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond September Futures	$119.000	08/24/2007	78	$1	$1
Put - CME S&P 500 Index September Futures	925.000	09/20/2007	75	2	0
Put - CME S&P 500 Index September Futures	950.000	09/20/2007	95	3	0

				$6	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$5,000	$14	$2
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	9,200	51	11
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	6,000	14	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	8,900	44	14
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	3,000	9	10

							$132	$37

(h) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$1,000	$12	$2
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	49	12
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,000	12	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	4,000	48	14
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,000	8	10

							$129	$38

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	298	07/2007	$2	$0	$2
Buy	BRL	3,631	10/2007	96	0	96
Buy		1,502	03/2008	57	0	57
Buy	CAD	109	08/2007	0	0	0
Buy	CNY	192	09/2007	1	0	1
Sell		192	09/2007	0	0	0
Buy		3,242	10/2007	8	0	8
Sell		3,242	10/2007	0	0	0
Buy		914	11/2007	1	0	1
Sell		914	11/2007	0	0	0
Buy		1,818	01/2008	0	(2)	(2)
Sell		1,818	01/2008	0	0	0
Buy	EUR	410	07/2007	5	0	5
Sell	GBP	284	08/2007	0	(3)	(3)
Buy	IDR	617,400	05/2008	0	(3)	(3)
Buy	INR	2,491	10/2007	0	0	0
Buy		4,126	05/2008	2	0	2
Sell	JPY	28,813	07/2007	3	0	3
Buy	KRW	386,486	07/2007	2	0	2
Buy		146,360	08/2007	0	0	0
Buy		207,179	09/2007	0	0	0
Buy	MXN	3,316	03/2008	3	0	3
Buy	MYR	700	05/2008	0	(3)	(3)
Buy	NZD	46	07/2007	1	0	1
Buy	PHP	9,129	05/2008	0	(3)	(3)
Buy	PLN	659	09/2007	3	0	3
Buy	RUB	1,156	11/2007	1	0	1
Buy		7,505	12/2007	7	0	7
Buy		8,717	01/2008	2	0	2
Buy	SGD	617	07/2007	0	(2)	(2)
Buy		662	08/2007	0	(8)	(8)
Buy		597	10/2007	2	0	2

				$196	$(24)	$172

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Notes to Financial Statements

1.  ORGANIZATION

The StocksPLUS® Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
EUR	Euro	PHP	Philippines Peso
GBP	Great British Pound	PLN	Polish Zloty
IDR	Indonesian Rupiah	RUB	Russian Ruble
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(o) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $300,421 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(p) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(q) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(r) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.30%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.10%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of

$500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$14,406	$13,974	$24,307	$4,293

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 12/31/2006	60	$8,000	GBP	200	$90
Sales	94	11,000		0	243
Closing Buys	(11)	(8,000)		0	(127)
Expirations	(143)	0		(200)	(77)
Exercised	0	0		0	0
Balance at 06/30/2007	0	$11,000	GBP	0	$129

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	113	$1,312	198	$2,084
Administrative Class	260	2,953	363	3,872
Issued as reinvestment of distributions
Institutional Class	13	143	27	289
Administrative Class	228	2,609	438	4,644
Cost of shares redeemed
Institutional Class	(251)	(2,888)	(258)	(2,654)
Administrative Class	(698)	(7,973)	(15,605)	(166,615)
Net (decrease) resulting from Portfolio share transactions	(335)	$(3,844)	(14,837)	$(158,380)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	99
Administrative Class	5	89

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 131	$ (686)	$ (555)

Semiannual Report	June 30, 2007	19

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

20	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

StocksPLUS® Growth and Income Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the StocksPLUS® Growth and Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO StocksPLUS® Growth and Income Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

Corporate Bonds & Notes	37.8%
Short-Term Instruments	22.7%
U.S. Treasury Obligations	12.5%
U.S. Government Agencies	9.4%
Asset-Backed Securities	7.8%
Mortgage-Backed Securities	6.7%
Other	3.1%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/28/00)**
PIMCO StocksPLUS® Growth and Income Portfolio Institutional Class	6.76%	20.52%	10.97%	2.63%
S&P 500 Index±	6.96%	20.59%	10.71%	2.17%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,067.56	$1,022.81
Expenses Paid During Period†	$2.05	$2.01

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Growth and Income Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed-income instruments.

»	The Portfolio’s fixed-income portfolio underperformed the financing cost embedded in equity index futures holdings, thus leading the Portfolio to underperform the S&P 500.

»

U.S. duration exposure was negative for performance as interest rates moved higher in instruments where the Portfolio’s duration exposure was concentrated. In particular, Eurodollar futures yields moved higher.

»

A U.S. yield curve strategy involving short positions in longer duration (7+ year duration) instruments partially offset the negative duration impact as these rates moved higher, generating a positive price return.

»	Short maturity (less than one year) exposures in Europe, the U.K. and Japan were also negative for performance as upward rate movements were pronounced in these markets.

»	Holdings of mortgage-backed securities detracted from performance as they underperformed like-duration Treasuries.

»	Credit sensitive holdings, including corporate bonds and emerging market bonds, added value as they outperformed like-duration Treasuries.

»	Currency strategies, including long exposure to the euro and a basket of emerging market currencies, helped performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  StocksPLUS® Growth and Income Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006		12/31/2005	12/31/2004	12/31/2003	12/31/2002

Institutional Class
Net asset value beginning of year or period	$11.25	$10.27		$10.14	$9.29	$7.27	$9.36
Net investment income (a)	0.28	0.45		0.31	0.15	0.14	0.26
Net realized/unrealized gain (loss) on investments (a)	0.47	1.06		0.06	0.86	2.06	(2.13)
Total income (loss) from investment operations	0.75	1.51		0.37	1.01	2.20	(1.87)
Dividends from net investment income	(0.35)	(0.53)		(0.24)	(0.16)	(0.18)	(0.22)
Total distributions	(0.35)	(0.53)		(0.24)	(0.16)	(0.18)	(0.22)
Net asset value end of year or period	$11.65	$11.25		$10.27	$10.14	$9.29	$7.27
Total return	6.76%	15.11%		3.68%	10.99%	30.44%	(20.08)%
Net assets end of year or period (000s)	$4,662	$5,910		$5,735	$3,560	$2,203	$786
Ratio of expenses to average net assets	0.40%*	0.44	%(c)	0.50%	0.50%	0.50%	0.50	%(b)
Ratio of expenses to average net assets excluding interest expense	0.40%*	0.44	%(c)	0.50%	0.50%	0.50%	0.50	%(b)
Ratio of net investment income to average net assets	4.93%*	4.23%		3.12%	1.55%	1.65%	3.28%
Portfolio turnover rate	26%	135%		264%	249%	134%	192%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.51%.

(c) Effective October 31, 2006, the advisory fee was reduced to 0.30%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$91,752
Cash	12
Foreign currency, at value	526
Receivable for investments sold	197
Receivable for Portfolio shares sold	6
Interest and dividends receivable	552
Variation margin receivable	831
Swap premiums paid	258
Unrealized appreciation on foreign currency contracts	196
Unrealized appreciation on swap agreements	135
94,465

Liabilities:
Payable for investments purchased	$1,300
Payable for investments purchased on a delayed-delivery basis	1,100
Payable for Portfolio shares redeemed	8
Written options outstanding	38
Accrued investment advisory fee	23
Accrued administration fee	8
Accrued servicing fee	13
Variation margin payable	972
Swap premiums received	73
Unrealized depreciation on foreign currency contracts	24
Unrealized depreciation on swap agreements	302
3,861

Net Assets	$90,604

Net Assets Consist of:
Paid in capital	$135,415
Undistributed net investment income	5,005
Accumulated undistributed net realized (loss)	(48,369)
Net unrealized (depreciation)	(1,447)
$90,604

Net Assets:
Institutional Class	$4,662
Administrative Class	85,942

Shares Issued and Outstanding:
Institutional Class	400
Administrative Class	7,453

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.65
Administrative Class	11.53

Cost of Investments Owned	$92,307
Cost of Foreign Currency Held	$526
Premiums Received on Written Options	$129

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$2,340
Dividends	68
Miscellaneous income	2
Total Income	2,410

Expenses:
Investment advisory fees	134
Administration fees	45
Servicing fees – Administrative Class	63
Trustees’ fees	1
Interest expense	2
Total Expenses	245

Net Investment Income	2,165

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(78)
Net realized gain on futures contracts, written options and swaps	5,514
Net realized gain on foreign currency transactions	66
Net change in unrealized (depreciation) on investments	(6)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(1,941)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	145
Net Gain	3,700

Net Increase in Net Assets Resulting from Operations	$5,865

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  StocksPLUS® Growth and Income Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,165	$5,394
Net realized gain	5,502	10,420
Net change in unrealized appreciation (depreciation)	(1,802)	3,907
Net increase resulting from operations	5,865	19,721

Distributions to Shareholders:
From net investment income
Institutional Class	(143)	(289)
Administrative Class	(2,609)	(4,645)

Total Distributions	(2,752)	(4,934)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1,312	2,084
Administrative Class	2,953	3,872
Issued as reinvestment of distributions
Institutional Class	143	289
Administrative Class	2,609	4,644
Cost of shares redeemed
Institutional Class	(2,888)	(2,654)
Administrative Class	(7,973)	(166,615)
Net (decrease) resulting from Portfolio share transactions	(3,844)	(158,380)

Total (Decrease) in Net Assets	(731)	(143,593)

Net Assets:
Beginning of period	91,335	234,928
End of period*	$90,604	$91,335

*Including undistributed net investment income of:	$5,005	$5,592

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments StocksPLUS® Growth and Income Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	$100	$100

OAO Rosneft Oil Co.
6.000% due 09/16/2007	300	301

Total Bank Loan Obligations (Cost $400)		401

CORPORATE BONDS & NOTES 38.3%

BANKING & FINANCE 26.4%
American Express Bank FSB
5.380% due 10/20/2009	200	200

American Express Credit Corp.
5.380% due 11/09/2009	200	200

American Honda Finance Corp.
5.407% due 02/09/2010	900	901

American International Group, Inc.
5.370% due 06/16/2009	800	803

Bank of America Corp.
5.370% due 06/19/2009	800	801

Bank of Ireland
5.370% due 12/19/2008	900	901

CIT Group, Inc.
5.000% due 11/24/2008	300	298

Citigroup Funding, Inc.
5.360% due 06/26/2009	100	100

Citigroup, Inc.
4.200% due 12/20/2007	2,500	2,487

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,700	1,454

Export-Import Bank of Korea
5.600% due 11/16/2010	1,900	1,905

Ford Motor Credit Co.
4.950% due 01/15/2008	100	99
6.190% due 09/28/2007	600	600
6.625% due 06/16/2008	3,100	3,099

General Electric Capital Corp.
5.385% due 10/26/2009	400	400
5.390% due 01/05/2009	200	200
5.430% due 08/15/2011	800	800

Goldman Sachs Group, Inc.
5.410% due 03/30/2009	200	200
5.440% due 11/16/2009	900	901

HSBC Finance Corp.
6.538% due 11/13/2007	100	100

ICICI Bank Ltd.
5.895% due 01/12/2010	300	301

Lehman Brothers Holdings, Inc.
5.445% due 01/23/2009	300	300
5.460% due 11/16/2009	500	501
5.579% due 07/18/2011	100	100

Merrill Lynch & Co., Inc.
5.390% due 12/22/2008	500	500
5.395% due 10/23/2008	200	200
5.440% due 12/04/2009	200	200

Morgan Stanley
5.446% due 01/15/2010	500	500

Osiris Capital PLC
8.206% due 01/15/2010	500	503

Royal Bank of Scotland Group PLC
5.360% due 12/21/2007	600	600
5.750% due 07/06/2012	300	300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Spinnaker Capital Ltd.
16.860% due 06/15/2008	$300	$300

Unicredit Luxembourg Finance S.A.
5.405% due 10/24/2008	900	901

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	200	200

Wachovia Corp.
5.486% due 10/15/2011	900	902

Wells Fargo & Co.
5.400% due 03/10/2008	200	200

Westpac Banking Corp.
5.280% due 06/06/2008	100	100

World Savings Bank FSB
5.396% due 05/08/2009	850	851

		23,908

INDUSTRIALS 7.9%
Albertson’s, Inc.
6.950% due 08/01/2009	300	308

Anadarko Petroleum Corp.
5.760% due 09/15/2009	200	200

DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	100	100

El Paso Corp.
7.625% due 08/16/2007	500	504

General Electric Co.
5.400% due 12/09/2008	200	200

General Mills, Inc.
5.485% due 01/22/2010	100	100

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	200	203

Hospira, Inc.
5.840% due 03/30/2010	200	201

JC Penney Corp., Inc.
7.375% due 08/15/2008	100	102

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,382

Pemex Project Funding Master Trust
5.960% due 12/03/2012	700	710

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	110

Southern Natural Gas Co.
6.700% due 10/01/2007	500	504

Time Warner, Inc.
5.590% due 11/13/2009	900	901

Transcontinental Gas Pipe Line Corp.
6.636% due 04/15/2008	1,100	1,093

Transocean, Inc.
5.560% due 09/05/2008	200	200

Xerox Corp.
9.750% due 01/15/2009	300	318

		7,136

UTILITIES 4.0%
America Movil SAB de C.V.
5.460% due 06/27/2008	200	200

AT&T, Inc.
5.456% due 02/05/2010	100	100
5.570% due 11/14/2008	100	100

CMS Energy Corp.
9.875% due 10/15/2007	1,300	1,319

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.660% due 09/28/2007	$900	$900

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	200	201

Qwest Corp.
8.610% due 06/15/2013	700	763

Telecom Italia Capital S.A.
5.836% due 02/01/2011	100	101

		3,684

Total Corporate Bonds & Notes (Cost $34,894)		34,728

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	75	76

Total Municipal Bonds & Notes (Cost $75)		76

U.S. GOVERNMENT AGENCIES 9.5%
Fannie Mae
5.000% due 12/01/2017 - 09/01/2018	851	826
6.000% due 04/01/2016 - 11/01/2033	198	199
8.000% due 05/01/2030 - 09/01/2031	34	36

Federal Home Loan Bank
0.000% due 02/27/2012	500	461

Freddie Mac
5.470% due 07/15/2019 - 10/15/2020	3,300	3,297
5.500% due 08/15/2030	4	4
5.550% due 07/15/2037	1,100	1,100
6.000% due 07/01/2016 - 07/01/2037	1,863	1,852
6.500% due 10/25/2043	468	475

Ginnie Mae
4.000% due 07/16/2027	28	28
5.125% due 11/20/2029	117	118
6.375% due 02/20/2027	135	136
8.000% due 04/15/2027 - 12/15/2029	56	59
8.500% due 04/20/2030	3	3

Total U.S. Government Agencies (Cost $8,719)		8,594

U.S. TREASURY OBLIGATIONS 12.7%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008 (e)	11,512	11,523

Total U.S. Treasury Obligations (Cost $11,652)		11,523

MORTGAGE-BACKED SECURITIES 6.8%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	118	118

Banc of America Funding Corp.
4.113% due 05/25/2035	447	438

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	178	180

Bear Stearns Adjustable Rate Mortgage Trust
5.329% due 02/25/2033	128	130

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	276	277

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	127	127

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  StocksPLUS® Growth and Income Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Alternative Loan Trust
5.500% due 05/25/2047	$184	$184
6.000% due 10/25/2033	279	277
6.029% due 02/25/2036	361	364

CS First Boston Mortgage Securities Corp.
5.631% due 05/25/2032	100	99

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	243	243

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	174	174

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	272	272
5.510% due 01/19/2038	353	353

Impac CMB Trust
6.080% due 10/25/2033	20	20

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	155	155

Merrill Lynch Floating Trust
5.390% due 06/15/2022	800	801

Morgan Stanley Capital I
5.380% due 10/15/2020	82	82

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	186	186

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	351	351
5.600% due 02/25/2036	150	150

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	170	170

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	152	153

Washington Mutual, Inc.
5.724% due 12/25/2046	863	866

Total Mortgage-Backed Securities (Cost $6,192)		6,170

ASSET-BACKED SECURITIES 7.9%
Argent Securities, Inc.
5.380% due 05/25/2036	247	247

Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	352	352

Citigroup Mortgage Loan Trust, Inc.
5.380% due 01/25/2037	380	380
5.390% due 01/25/2036	208	208
5.430% due 08/25/2036	600	600

Countrywide Asset-Backed Certificates
5.370% due 07/25/2037	832	833

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	684	683

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	329	329
5.370% due 11/25/2036	246	246

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Asset Loan Obligation
5.380% due 12/25/2036	$815	$816

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	84	84

Long Beach Mortgage Loan Trust
5.360% due 11/25/2036	540	541
5.400% due 02/25/2036	357	357
5.600% due 10/25/2034	18	18

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	74	74

Option One Mortgage Loan Trust
5.370% due 01/25/2037	164	164

Residential Asset Securities Corp.
5.390% due 11/25/2036	230	230

Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	267	267

Soundview Home Equity Loan Trust
5.400% due 01/25/2037	289	289

Structured Asset Securities Corp.
5.370% due 10/25/2036	222	222
5.420% due 07/25/2035	23	23

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	161	161

Total Asset-Backed Securities (Cost $7,120)		7,124

SOVEREIGN ISSUES 0.6%
Korea Development Bank
5.640% due 11/22/2012	500	502

Total Sovereign Issues (Cost $500)		502

	SHARES
PREFERRED STOCKS 2.0%
DG Funding Trust
7.600% due 12/31/2049	173	1,802

Total Preferred Stocks (Cost $1,823)		1,802

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.0%

CERTIFICATES OF DEPOSIT 4.4%
BNP Paribas
5.262% due 05/28/2008	$100	100
5.262% due 07/03/2008	800	800

Calyon Financial, Inc.
5.340% due 01/16/2009	300	300
5.395% due 06/29/2010	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.265% due 04/28/2008	$400	$400

Nordea Bank Finland PLC
5.308% due 05/28/2008	100	100

Royal Bank of Canada
5.267% due 06/30/2008	401	400

Skandinav Enskilda BK
5.300% due 02/04/2008	600	601
5.350% due 02/13/2009	100	100

Societe Generale NY
5.269% due 06/30/2008	700	701
5.270% due 03/26/2008	400	400

		3,932

COMMERCIAL PAPER 13.3%
Bank of America Corp.
5.240% due 10/04/2007	1,900	1,884

Cox Communications, Inc.
5.570% due 09/17/2007	300	300

Danske Corp.
5.205% due 10/12/2007	4,300	4,269

Societe Generale NY
5.225% due 11/26/2007	1,600	1,592

UBS Finance Delaware LLC
5.235% due 10/23/2007	4,000	3,961

		12,006

REPURCHASE AGREEMENTS 3.4%
State Street Bank and Trust Co.
4.900% due 07/02/2007	3,107	3,107

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $3,173. Repurchase proceeds are $3,108.)

U.S. TREASURY BILLS 1.9%
4.708% due 08/30/2007 - 09/13/2007 (b)(e)	1,765	1,749

Total Short-Term Instruments (Cost $20,794)		20,794

PURCHASED OPTIONS (g) 0.0%
(Cost $138)		38

Total Investments (d) 101.3% (Cost $92,307)		$91,752

Written Options (h) (0.1%) (Premiums $129)		(38)

Other Assets and Liabilities (Net) (1.2%)		(1,110)

Net Assets 100.0%		$90,604

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of June 30, 2007, portfolio securities with an aggregate value of $5,549 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(e) Securities with an aggregate market value of $13,272 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	1	$(2)
90-Day Eurodollar December Futures	Long	12/2008	40	(27)
90-Day Eurodollar June Futures	Long	06/2008	238	(272)
90-Day Eurodollar March Futures	Long	03/2008	284	(336)
90-Day Eurodollar March Futures	Long	03/2009	2	(3)
90-Day Eurodollar September Futures	Long	09/2008	40	(22)
90-Day Euroyen December Futures	Long	12/2007	17	(1)
S&P 500 Index September Futures	Long	09/2007	217	(335)
U.S. Treasury 30-Year Bond September Futures	Short	09/2007	156	122
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	7	(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	29	(42)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7	(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	22	(34)

				$(985)

(f) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%		03/20/2008	$200	$0
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%		09/20/2008	1,000	(3)
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%		01/20/2012	1,000	4
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%		01/20/2012	200	2
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%		03/20/2008	100	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%		03/20/2008	400	1
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007	200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007	500	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.100%		06/20/2008	1,000	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%		06/20/2008	100	0
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%		10/20/2011	300	6
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	700	12
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	100	1
Goldman Sachs & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.200%		11/20/2007	300	0
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%		06/20/2008	600	0
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.100%		12/20/2007	500	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	100	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		12/20/2008	100	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	200	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	500	4
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%		11/20/2007	300	0
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%		12/20/2007	300	0

							$26

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments  StocksPLUS® Growth and Income Portfolio (Cont.)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	300	$0
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	400	2
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		100	1
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		300	2
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		200	4
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		200	4
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,000	12
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		400	8
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		2,600	(15)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	(1)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	1,800	(51)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	36
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		400	34
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,000	(15)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		300	(4)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	30,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		260,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		60,000	(1)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		20,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		320,000	(5)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$400	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		4,500	2
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		1,200	(9)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,000	(16)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		400	(3)

							$(18)

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Merrill Lynch & Co., Inc.	Long	S&P 500 Index	1-Month USD-LIBOR minus 0.030%	05/15/2008	5,567	$(175)

(g) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond September Futures	$119.000	08/24/2007	78	$1	$1
Put - CME S&P 500 Index September Futures	925.000	09/20/2007	75	2	0
Put - CME S&P 500 Index September Futures	950.000	09/20/2007	95	3	0

				$6	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$5,000	$14	$2
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	9,200	51	11
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	6,000	14	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	8,900	44	14
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008	3,000	9	10

							$132	$37

(h) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$1,000	$12	$2
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	4,000	49	12
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,000	12	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	4,000	48	14
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	1,000	8	10

							$129	$38

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(i) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	298	07/2007	$2	$0	$2
Buy	BRL	3,631	10/2007	96	0	96
Buy		1,502	03/2008	57	0	57
Buy	CAD	109	08/2007	0	0	0
Buy	CNY	192	09/2007	1	0	1
Sell		192	09/2007	0	0	0
Buy		3,242	10/2007	8	0	8
Sell		3,242	10/2007	0	0	0
Buy		914	11/2007	1	0	1
Sell		914	11/2007	0	0	0
Buy		1,818	01/2008	0	(2)	(2)
Sell		1,818	01/2008	0	0	0
Buy	EUR	410	07/2007	5	0	5
Sell	GBP	284	08/2007	0	(3)	(3)
Buy	IDR	617,400	05/2008	0	(3)	(3)
Buy	INR	2,491	10/2007	0	0	0
Buy		4,126	05/2008	2	0	2
Sell	JPY	28,813	07/2007	3	0	3
Buy	KRW	386,486	07/2007	2	0	2
Buy		146,360	08/2007	0	0	0
Buy		207,179	09/2007	0	0	0
Buy	MXN	3,316	03/2008	3	0	3
Buy	MYR	700	05/2008	0	(3)	(3)
Buy	NZD	46	07/2007	1	0	1
Buy	PHP	9,129	05/2008	0	(3)	(3)
Buy	PLN	659	09/2007	3	0	3
Buy	RUB	1,156	11/2007	1	0	1
Buy		7,505	12/2007	7	0	7
Buy		8,717	01/2008	2	0	2
Buy	SGD	617	07/2007	0	(2)	(2)
Buy		662	08/2007	0	(8)	(8)
Buy		597	10/2007	2	0	2

				$196	$(24)	$172

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Notes to Financial Statements

1.  ORGANIZATION

The StocksPLUS® Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
EUR	Euro	PHP	Philippines Peso
GBP	Great British Pound	PLN	Polish Zloty
IDR	Indonesian Rupiah	RUB	Russian Ruble
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(n) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(o) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $300,421 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(p) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(q) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(r) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.30%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.10%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of

$500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$14,406	$13,974	$24,307	$4,293

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in GBP		Premium
Balance at 12/31/2006	60	$8,000	GBP	200	$90
Sales	94	11,000		0	243
Closing Buys	(11)	(8,000)		0	(127)
Expirations	(143)	0		(200)	(77)
Exercised	0	0		0	0
Balance at 06/30/2007	0	$11,000	GBP	0	$129

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	113	$1,312	198	$2,084
Administrative Class	260	2,953	363	3,872
Issued as reinvestment of distributions
Institutional Class	13	143	27	289
Administrative Class	228	2,609	438	4,644
Cost of shares redeemed
Institutional Class	(251)	(2,888)	(258)	(2,654)
Administrative Class	(698)	(7,973)	(15,605)	(166,615)
Net (decrease) resulting from Portfolio share transactions	(335)	$(3,844)	(14,837)	$(158,380)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	99
Administrative Class	5	89

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 131	$ (686)	$ (555)

Semiannual Report	June 30, 2007	19

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

20	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

StocksPLUS® Total Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the StocksPLUS® Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described under “Portfolio Insights”, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO StocksPLUS® Total Return Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

Short-Term Instruments	31.0%
U.S. Government Agencies	28.0%
Corporate Bonds & Notes	27.3%
Asset-Backed Securities	8.5%
Mortgage-Backed Securities	5.2%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (09/30/05)
PIMCO StocksPLUS® Total Return Portfolio Administrative Class	4.91%	20.54%	12.09%
S&P 500 Index±	6.96%	20.59%	14.37%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,049.12	$1,020.63
Expenses Paid During Period†	$4.27	$4.21

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Total Return Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed-income instruments.

»	The Portfolio’s fixed-income portfolio underperformed the financing cost embedded in equity index futures holdings, thus leading the Portfolio to underperform the S&P 500.

»

U.S. duration exposure was negative for performance as interest rates moved higher in instruments where the Portfolio’s duration exposure was concentrated. In particular, Eurodollar futures yields moved higher. Exposure to three-year and longer maturities also detracted from performance as rates moved higher among these maturities.

»	Holdings of mortgage-backed securities detracted from performance as they underperformed like-duration Treasuries.

»	Credit sensitive holdings, including corporate bonds and emerging market bonds, added value as they outperformed like-duration Treasuries.

»	Currency strategies, including long exposure to the euro and a basket of emerging market currencies, helped performance as these currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  StocksPLUS® Total Return Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006		09/30/2005-12/31/2005

Administrative Class
Net asset value beginning of year or period	$11.38	$10.19		$10.00
Net investment income (a)	0.26	0.42		0.09
Net realized/unrealized gain on investments (a)	0.30	1.02		0.10
Total income from investment operations	0.56	1.44		0.19
Dividends from net investment income	(0.22)	(0.16)		0.00
Distributions from net realized capital gains	0.00	(0.09)		0.00
Total distributions	(0.22)	(0.25)		0.00
Net asset value end of year or period	$11.72	$11.38		$10.19
Total return	4.91%	14.19%		1.90%
Net assets end of year or period (000s)	$4,316	$3,749		$3,056
Ratio of expenses to average net assets	0.84%*	0.88	%(c)	0.90	%*(b)
Ratio of expenses to average net assets excluding interest expense	0.84%*	0.88	%(c)	0.89	%*(b)
Ratio of net investment income to average net assets	4.49%*	3.95%		3.77	%*
Portfolio turnover rate	149%	415%		43%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.10%.

(c) Effective October 31, 2006, the advisory fee was reduced to 0.44%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  StocksPLUS® Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$3,981
Repurchase agreements, at value	442
Cash	1
Foreign currency, at value	2
Receivable for investments sold	1
Interest and dividends receivable	15
Variation margin receivable	8
Unrealized appreciation on foreign currency contracts	7
Unrealized appreciation on swap agreements	1
4,458

Liabilities:
Payable for investments purchased	$20
Payable for investments purchased on a delayed-delivery basis	100
Accrued investment advisory fee	2
Accrued administration fee	1
Accrued servicing fee	1
Variation margin payable	5
Swap premiums received	10
Unrealized depreciation on swap agreements	3
142

Net Assets	$4,316

Net Assets Consist of:
Paid in capital	$3,773
Undistributed net investment income	123
Accumulated undistributed net realized gain	520
Net unrealized (depreciation)	(100)
$4,316

Net Assets:
Administrative Class	$4,316

Shares Issued and Outstanding:
Administrative Class	368

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Administrative Class	$11.72

Cost of Investments Owned	$4,009
Cost of Repurchase Agreements Owned	$442
Cost of Foreign Currency Held	$2

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  StocksPLUS® Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$107
Total Income	107

Expenses:
Investment advisory fees	9
Administration fees	5
Distribution and/or servicing fees – Administrative Class	3
Total Expenses	17

Net Investment Income	90

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(9)
Net realized gain on futures contracts, written options and swaps	241
Net realized gain on foreign currency transactions	3
Net change in unrealized (depreciation) on investments	(19)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(124)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	5
Net Gain	97

Net Increase in Net Assets Resulting from Operations	$187

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  StocksPLUS® Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$90	$132
Net realized gain	235	325
Net change in unrealized appreciation (depreciation)	(138)	1
Net increase resulting from operations	187	458

Distributions to Shareholders:
From net investment income
Administrative Class	(77)	(53)
From net realized capital gains
Administrative Class	0	(28)

Total Distributions	(77)	(81)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	474	415
Issued as reinvestment of distributions
Administrative Class	77	80
Cost of shares redeemed
Administrative Class	(94)	(179)
Net increase resulting from Portfolio share transactions	457	316

Total Increase in Net Assets	567	693

Net Assets:
Beginning of period	3,749	3,056
End of period*	$4,316	$3,749

*Including undistributed net investment income of:	$123	$110

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 28.0%

BANKING & FINANCE 20.5%
American Express Centurion Bank
5.320% due 05/07/2008	$30	$30

Bank of America Corp.
5.370% due 06/19/2009	30	30

Bank of America N.A.
5.360% due 06/12/2009	40	40

Bank of Ireland
5.410% due 12/18/2009	20	20

BNP Paribas
5.186% due 06/29/2049	30	28

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	40	40

Citigroup, Inc.
5.400% due 12/26/2008	100	100

Ford Motor Credit Co.
6.625% due 06/16/2008	100	100
7.250% due 10/25/2011	40	39

General Electric Capital Corp.
5.410% due 10/06/2010	20	20
5.430% due 08/15/2011	50	50
5.455% due 10/21/2010	20	20

Goldman Sachs Group, Inc.
5.440% due 11/16/2009	10	10
5.450% due 06/23/2009	30	30
5.625% due 01/15/2017	20	19

HSBC Finance Corp.
5.607% due 05/10/2010	40	40

JPMorgan Chase & Co.
5.370% due 06/26/2009	40	40

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	10	10
5.445% due 10/22/2008	30	30

Merrill Lynch & Co., Inc.
5.450% due 08/22/2008	30	30

Morgan Stanley
5.360% due 11/21/2008	40	40

RBS Capital Trust III
5.512% due 09/29/2049	60	58

Wachovia Corp.
5.405% due 10/28/2008	30	30

Wells Fargo & Co.
5.420% due 03/23/2010	30	30

		884

INDUSTRIALS 5.6%
Amgen, Inc.
5.440% due 11/28/2008	40	40

Anadarko Petroleum Corp.
5.760% due 09/15/2009	30	30

DaimlerChrysler N.A. Holding Corp.
5.840% due 09/10/2007	30	30

EchoStar DBS Corp.
5.750% due 10/01/2008	20	20

FedEx Corp.
5.436% due 08/08/2007	30	30

Home Depot, Inc.
5.485% due 12/16/2009	10	10

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	20	23

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	$10	$11

Time Warner, Inc.
5.875% due 11/15/2016	10	10

Transocean, Inc.
5.560% due 09/05/2008	10	10

Westfield Group
5.700% due 10/01/2016	30	29

		243

UTILITIES 1.9%
BellSouth Corp.
5.460% due 08/15/2008	30	30

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	10	10

TXU Electric Delivery Co.
5.735% due 09/16/2008	40	40

		80

Total Corporate Bonds & Notes (Cost $1,211)		1,207

U.S. GOVERNMENT AGENCIES 28.7%
Fannie Mae
4.439% due 06/01/2035	20	20
4.462% due 09/01/2035	18	18
4.604% due 09/01/2035	16	16
4.641% due 10/01/2035	9	9
4.661% due 12/01/2033	9	9
4.695% due 12/01/2033	5	5
4.834% due 06/01/2035	17	16
4.990% due 06/01/2035	15	15
5.500% due 08/01/2035 - 03/01/2036	843	815

Freddie Mac
4.364% due 09/01/2035	4	4
4.590% due 09/01/2035	14	14
4.712% due 08/01/2035	17	17
4.913% due 11/01/2034	14	14
5.000% due 12/15/2020	4	4
5.470% due 08/15/2019 - 10/15/2020	160	160
5.550% due 07/15/2037	100	100
6.227% due 02/25/2045	4	4

Total U.S. Government Agencies (Cost $1,263)		1,240

MORTGAGE-BACKED SECURITIES 5.3%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	12	12

Countrywide Alternative Loan Trust
5.500% due 05/25/2047	28	28

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	22	22

Indymac Index Mortgage Loan Trust
5.167% due 01/25/2036	7	7

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	74	74

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	28	28

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	26	26

Washington Mutual, Inc.
6.029% due 02/25/2046	23	23

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	$8	$8

Total Mortgage-Backed Securities (Cost $228)		228

ASSET-BACKED SECURITIES 8.7%
ACE Securities Corp.
5.370% due 12/25/2036	26	26

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	25	25

Chase Credit Card Master Trust
5.430% due 02/15/2011	10	10

Citigroup Mortgage Loan Trust, Inc.
5.380% due 05/25/2037	30	30
5.400% due 12/25/2035	20	20

Countrywide Asset-Backed Certificates
5.390% due 06/25/2037	35	35

First NLC Trust
5.390% due 08/25/2037	20	20

First USA Credit Card Master Trust
5.480% due 04/18/2011	40	40

Lehman XS Trust
5.390% due 05/25/2046	14	14

Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	15	15
5.600% due 10/25/2034	2	2

Morgan Stanley ABS Capital I
5.370% due 10/25/2036	22	22

Nissan Auto Lease Trust
5.347% due 12/14/2007	1	1

Residential Asset Securities Corp.
5.390% due 11/25/2036	23	23

SLM Student Loan Trust
5.325% due 07/25/2013	31	31

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	23	23

USAA Auto Owner Trust
5.337% due 07/11/2008	40	40

Total Asset-Backed Securities (Cost $377)		377

SHORT-TERM INSTRUMENTS 31.8%

CERTIFICATES OF DEPOSIT 3.7%
Barclays Bank PLC
5.281% due 03/17/2008	40	40

BNP Paribas
5.262% due 05/28/2008	30	30

Fortis Bank NY
5.265% due 06/30/2008	10	10

Nordea Bank Finland PLC
5.308% due 05/28/2008	30	30

Royal Bank of Canada
5.267% due 06/30/2008	20	20

Skandinav Enskilda BK
5.350% due 02/13/2009	10	10

Societe Generale NY
5.269% due 06/30/2008	10	10
5.270% due 03/26/2008	10	10

		160

COMMERCIAL PAPER 11.5%
Dexia Delaware LLC
5.225% due 09/21/2007	100	99

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments  StocksPLUS® Total Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank USA Financial Corp.
5.330% due 07/26/2007	$100	$100

Societe Generale NY
5.250% due 11/26/2007	100	99

Swedbank AB
5.225% due 09/06/2007	100	100

UBS Finance Delaware LLC
5.230% due 10/23/2007	100	99

		497

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 10.3%
State Street Bank and Trust Co.
4.900% due 07/02/2007	$442	$442

(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 08/15/2008 valued at $455. Repurchase proceeds are $442.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 6.3%
4.650% due 09/13/2007 (a)(c)	$275	$272

Total Short-Term Instruments (Cost $1,372)		1,371

PURCHASED OPTIONS (e) 0.0%
(Cost $0)		0

Total Investments (b) 102.5% (Cost $4,451)		$4,423

Other Assets and Liabilities (Net) (2.5%)		(107)

Net Assets 100.0%		$4,316

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $220 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $272 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	4	$(2)
90-Day Eurodollar December Futures	Long	12/2009	1	0
90-Day Eurodollar June Futures	Long	06/2008	16	(15)
90-Day Eurodollar June Futures	Long	06/2009	1	0
90-Day Eurodollar March Futures	Long	03/2008	8	(6)
90-Day Eurodollar March Futures	Long	03/2010	1	0
90-Day Eurodollar September Futures	Long	09/2008	4	(2)
90-Day Eurodollar September Futures	Long	09/2009	1	0
E-mini S&P 500 Index September Futures	Long	09/2007	12	(21)
S&P 500 Index September Futures	Long	09/2007	9	(30)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	1	0

				$(76)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009	$40	$0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	40	0
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	10	0
HSBC Bank USA	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.240%		02/20/2008	40	0
Morgan Stanley	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		09/20/2008	10	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	40	0

							$0

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012	EUR	40	$0
Goldman Sachs	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009	GBP	100	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	20,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		40,000	0
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012	MXN	100	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$100	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		300	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		1,100	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		300	(1)

							$(2)

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(e) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 Index September Futures	$925.000	09/20/2007	6	$0	$0

(f) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	AUD	17	07/2007	$0	$0	$0
Buy	BRL	125	10/2007	3	0	3
Buy		82	03/2008	3	0	3
Buy	CAD	12	08/2007	0	0	0
Buy	CNY	34	11/2007	0	0	0
Sell		34	11/2007	0	0	0
Buy	EUR	32	07/2007	0	0	0
Sell	GBP	4	08/2007	0	0	0
Buy	INR	183	10/2007	0	0	0
Buy		1,195	05/2008	1	0	1
Buy	KRW	5,942	07/2007	0	0	0
Sell		563	07/2007	0	0	0
Buy		779	08/2007	0	0	0
Buy		7,227	09/2007	0	0	0
Buy	MXN	33	09/2007	0	0	0
Buy		147	03/2008	0	0	0
Buy	MYR	24	05/2008	0	0	0
Buy	NZD	2	07/2007	0	0	0
Buy	PHP	459	05/2008	0	0	0
Buy	PLN	31	09/2007	0	0	0
Buy		8	03/2008	0	0	0
Buy	RUB	104	09/2007	0	0	0
Buy		222	12/2007	0	0	0
Buy		453	01/2008	0	0	0
Buy	SEK	20	09/2007	0	0	0
Buy	SGD	25	07/2007	0	0	0
Sell		14	07/2007	0	0	0
Buy		5	08/2007	0	0	0
Buy		28	10/2007	0	0	0

				$7	$0	$7

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Notes to Financial Statements

1.  ORGANIZATION

The StocksPLUS® Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information,

bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to

12	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PHP	Philippines Peso
EUR	Euro	PLN	Polish Zloty
GBP	Great British Pound	RUB	Russian Ruble
INR	Indian Rupee	SEK	Swedish Krona
JPY	Japanese Yen	SGD	Singapore Dollar
KRW	South Korean Won

(f) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(g) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(h) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(i) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(j) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(k) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(l) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(m) U.S. Government Agencies or Government-Sponsored Enterprises   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(n) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.44%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its administrative fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of such Portfolio’s advisory fee, service fees, distribution fees (with respect to Advisor Class only), administrative fees and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2007, the recoverable amount to the Administrator was $8,547.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$4,272	$5,788	$782	$94

7.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	40	$473	39	$415
Issued as reinvestment of distributions
Administrative Class	7	77	7	80
Cost of shares redeemed
Administrative Class	(8)	(94)	(17)	(179)
Net increase resulting from Portfolio share transactions	39	$456	29	$316

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Administrative Class	2	100

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the

16	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

9.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1	$ (29)	$ (28)

Semiannual Report	June 30, 2007	17

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

18	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	42.6%
Short-Term Instruments	23.2%
Corporate Bonds & Notes	20.3%
Asset-Backed Securities	6.5%
Mortgage-Backed Securities	4.9%
Other	2.5%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (12/31/97)
PIMCO Total Return Portfolio Administrative Class	0.37%	5.00%	4.43%	5.44%
Lehman Brothers Aggregate Bond Index±	0.98%	6.12%	4.48%	5.66%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers Aggregate Bond Index represents securities that are taxable and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,003.71	$1,021.57
Expenses Paid During Period†	$3.23	$3.26

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio’s above-benchmark duration detracted from returns as yields rose in the first half of the year.

»	An emphasis on the front-end of the U.S. yield curve contributed to returns as the curve steepened as measured by the difference between two- and 30-year yields.

»	A slight overweight to mortgage-backed securities for the majority of the period detracted from returns as this sector underperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as the sector outperformed like-duration Treasuries.

»	An allocation to major non-U.S. markets moderately detracted from returns as developed countries underperformed Treasuries.

»	Emerging market and high-yield bonds added to performance as strong demand for their attractive yields allowed these sectors to outperform like-duration Treasuries.

»	Moderate exposure to a broad basket of currencies boosted returns as most emerging and developed market currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Total Return Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Administrative Class
Net asset value beginning of year or period	$10.12	$10.24	$10.51	$10.36	$10.23	$9.89
Net investment income (a)	0.24	0.44	0.35	0.19	0.25	0.41
Net realized/unrealized gain (loss) on investments (a)	(0.20)	(0.06)	(0.09)	0.31	0.26	0.47
Total income from investment operations	0.04	0.38	0.26	0.50	0.51	0.88
Dividends from net investment income	(0.24)	(0.45)	(0.36)	(0.20)	(0.30)	(0.41)
Distributions from net realized capital gains	0.00	(0.05)	(0.17)	(0.15)	(0.08)	(0.13)
Total distributions	(0.24)	(0.50)	(0.53)	(0.35)	(0.38)	(0.54)
Net asset value end of year or period	$9.92	$10.12	$10.24	$10.51	$10.36	$10.23
Total return	0.37%	3.84%	2.45%	4.89%	5.04%	9.07%
Net assets end of year or period (000s)	$3,462,489	$3,114,697	$2,704,383	$2,352,679	$1,908,336	$1,161,299
Ratio of expenses to average net assets	0.65%*	0.67%	0.65%	0.65%	0.65%	0.65	%(b)
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65	%(b)
Ratio of net investment income to average net assets	4.74%*	4.36%	3.38%	1.79%	2.45%	4.07%
Portfolio turnover rate	160%	303%	344%	373%	193%	222%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.66%.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$4,398,751
Cash	2,364
Foreign currency, at value	31,870
Receivable for investments sold	140,931
Receivable for investments sold on a delayed-delivery basis	14,207
Receivable for Portfolio shares sold	12,294
Interest and dividends receivable	14,571
Variation margin receivable	4,999
Swap premiums paid	9,683
Unrealized appreciation on foreign currency contracts	6,473
Unrealized appreciation on swap agreements	8,189
4,644,332

Liabilities:
Payable for investments purchased	$726,520
Payable for investments purchased on a delayed-delivery basis	46,689
Payable for Portfolio shares redeemed	74,637
Payable for short sales	88,060
Written options outstanding	5,904
Dividends payable	1,806
Accrued investment advisory fee	783
Accrued administration fee	783
Accrued distribution fee	12
Accrued servicing fee	395
Variation margin payable	638
Swap premiums received	14,553
Unrealized depreciation on foreign currency contracts	580
Unrealized depreciation on swap agreements	7,150
Other liabilities	45
968,555

Net Assets	$3,675,777

Net Assets Consist of:
Paid in capital	$3,791,949
Undistributed net investment income	1,072
Accumulated undistributed net realized (loss)	(49,476)
Net unrealized (depreciation)	(67,768)
$3,675,777

Net Assets:
Institutional Class	$185,047
Administrative Class	3,462,489
Advisor Class	28,241

Shares Issued and Outstanding:
Institutional Class	18,653
Administrative Class	349,007
Advisor Class	2,847

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.92
Administrative Class	9.92
Advisor Class	9.92

Cost of Investments Owned	$4,451,256
Cost of Foreign Currency Held	$31,778
Proceeds Received on Short Sales	$87,236
Premiums Received on Written Options	$16,146

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest, net of foreign taxes*	$92,861
Dividends	484
Miscellaneous income	64
Total Income	93,409

Expenses:
Investment advisory fees	4,312
Administration fees	4,312
Servicing fees – Administrative Class	2,447
Distribution and/or servicing fees – Advisor Class	28
Trustees’ fees	34
Legal fees	1
Total Expenses	11,134

Net Investment Income	82,275

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(6,410)
Net realized (loss) on futures contracts, written options and swaps	(29,590)
Net realized gain on foreign currency transactions	3,042
Net change in unrealized (depreciation) on investments	(40,500)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(4,370)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	5,410
Net (Loss)	(72,418)

Net Increase in Net Assets Resulting from Operations	$9,857

*Foreign tax withholding	$45

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$82,275	$132,299
Net realized gain (loss)	(32,958)	5,631
Net change in unrealized (depreciation)	(39,460)	(21,541)
Net increase resulting from operations	9,857	116,389

Distributions to Shareholders:
From net investment income
Institutional Class	(4,078)	(7,166)
Administrative Class	(78,465)	(127,175)
Advisor Class	(522)	(267)
From net realized capital gains
Institutional Class	0	(917)
Administrative Class	0	(16,487)
Advisor Class	0	(95)

Total Distributions	(83,065)	(152,107)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	45,520	81,954
Administrative Class	674,962	843,490
Advisor Class	11,807	18,782
Issued as reinvestment of distributions
Institutional Class	4,078	8,017
Administrative Class	68,742	123,518
Advisor Class	522	362
Cost of shares redeemed
Institutional Class	(19,907)	(73,276)
Administrative Class	(326,621)	(522,647)
Advisor Class	(2,374)	(329)
Net increase resulting from Portfolio share transactions	456,729	479,871

Total Increase in Net Assets	383,521	444,153

Net Assets:
Beginning of period	3,292,256	2,848,103
End of period*	$3,675,777	$3,292,256

*Including undistributed net investment income of:	$1,072	$1,862

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
CSC Holdings, Inc.
7.070% due 02/24/2013	$2,574	$2,576

Freeport-McMoRan Copper & Gold, Inc.
9.000% due 03/19/2014	518	519

Fresenius Medical Care Capital Trust
6.725% due 03/22/2013	4,410	4,413
6.735% due 03/22/2013	577	578

HCA, Inc.
7.100% due 11/17/2012	5,000	5,014

Kinder Morgan, Inc.
7.000% due 11/24/2013	10,000	9,981

SLM Corp.
6.000% due 06/30/2008	8,100	8,060

Total Bank Loan Obligations (Cost $31,232)		31,141

CORPORATE BONDS & NOTES 24.3%

BANKING & FINANCE 19.0%
AIG-Fp Matched Funding Corp.
5.360% due 06/16/2008	6,200	6,210

American Express Bank FSB
5.330% due 10/16/2008	8,100	8,100
5.380% due 10/20/2009	6,800	6,805

American Express Centurion Bank
5.320% due 05/07/2008	6,200	6,201
5.340% due 06/12/2009	9,100	9,104

American Express Credit Corp.
5.380% due 11/09/2009	6,700	6,706

American International Group, Inc.
5.050% due 10/01/2015	1,300	1,240
5.370% due 06/16/2009	5,400	5,422
6.250% due 03/15/2037	2,100	1,992

Bank of America Corp.
5.366% due 11/06/2009	4,000	4,000
5.450% due 09/18/2009	6,100	6,105

Bank of America N.A.
5.355% due 07/25/2008	11,200	11,207
5.360% due 12/18/2008	5,400	5,403
5.360% due 02/27/2009	5,200	5,204
6.000% due 10/15/2036	2,100	2,034

Bear Stearns Cos., Inc.
5.450% due 03/30/2009	7,100	7,105
5.450% due 08/21/2009	9,100	9,093
5.480% due 05/18/2010	12,200	12,193
5.655% due 01/30/2009	7,180	7,200

BNP Paribas
5.186% due 06/29/2049	15,600	14,569

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,300	4,198

CIT Group, Inc.
5.480% due 08/17/2009	7,100	7,076
5.505% due 01/30/2009	13,700	13,683
5.510% due 12/19/2008	2,400	2,399

Citigroup Funding, Inc.
5.320% due 04/23/2009	4,000	4,002
5.350% due 12/08/2008	2,000	2,001
5.360% due 06/26/2009	5,300	5,298

Citigroup, Inc.
5.390% due 12/28/2009	5,300	5,304
5.400% due 12/26/2008	26,880	26,903
6.125% due 08/25/2036	15,000	14,778

Credit Agricole S.A.
5.360% due 05/28/2009	5,900	5,903
5.410% due 05/28/2010	6,800	6,804

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DBS Bank Ltd.
5.580% due 05/16/2017	$1,000	$1,002

DnB NORBank ASA
5.425% due 10/13/2009	5,700	5,703

Export-Import Bank of China
4.875% due 07/21/2015	900	854

Export-Import Bank of Korea
4.125% due 02/10/2009	140	137
5.450% due 06/01/2009	8,500	8,504

General Electric Capital Corp.
5.385% due 10/26/2009	12,500	12,509
5.390% due 01/05/2009	11,000	11,009
5.410% due 10/06/2010	4,600	4,604
5.428% due 01/20/2010	5,400	5,411
5.430% due 08/15/2011	14,200	14,196
5.455% due 10/21/2010	14,360	14,388

General Motors Acceptance Corp.
6.510% due 09/23/2008	3,900	3,901

GMAC LLC
6.000% due 12/15/2011	1,100	1,047

Goldman Sachs Group, Inc.
5.400% due 12/23/2008	1,600	1,601
5.410% due 03/30/2009	8,700	8,706
5.447% due 11/10/2008	7,100	7,111
5.450% due 12/22/2008	4,800	4,806
5.450% due 06/23/2009	13,070	13,086
5.455% due 07/29/2008	6,000	6,009

HBOS PLC
5.920% due 09/29/2049	1,100	1,033

HBOS Treasury Services PLC
5.397% due 07/17/2009	10,400	10,412

HSBC Bank USA N.A.
5.430% due 09/21/2007	14,500	14,504
5.500% due 06/10/2009	7,700	7,724

HSBC Finance Corp.
5.415% due 10/21/2009	4,500	4,503
5.490% due 09/15/2008	3,600	3,608
5.500% due 12/05/2008	5,900	5,915

HSBC Holdings PLC
6.500% due 05/02/2036	2,300	2,371

John Deere Capital Corp.
5.406% due 07/15/2008	6,400	6,406

JPMorgan Chase & Co.
5.370% due 06/26/2009	4,900	4,906
5.396% due 05/07/2010	9,700	9,707

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	1,200	1,159

Lehman Brothers Holdings, Inc.
5.410% due 12/23/2008	800	801
5.440% due 04/03/2009	5,300	5,307
5.460% due 08/21/2009	11,900	11,907
5.460% due 11/16/2009	15,260	15,275
5.500% due 05/25/2010	5,200	5,200
5.579% due 07/18/2011	4,800	4,811
5.607% due 11/10/2009	4,500	4,514

Longpoint Re Ltd.
10.609% due 05/08/2010	2,900	2,900

Merrill Lynch & Co., Inc.
5.390% due 12/22/2008	3,500	3,501
5.395% due 10/23/2008	7,500	7,511
5.406% due 05/08/2009	3,500	3,502
5.440% due 12/04/2009	7,300	7,304
5.450% due 08/14/2009	6,200	6,207
5.555% due 07/25/2011	8,500	8,501

MetLife, Inc.
6.400% due 12/15/2036	1,700	1,580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Metropolitan Life Global Funding I
5.125% due 11/09/2011	$8,200	$8,074
5.400% due 05/17/2010	15,200	15,211

Morgan Stanley
5.360% due 11/21/2008	4,900	4,900
5.406% due 05/07/2009	8,700	8,705
5.446% due 01/15/2010	8,200	8,205
5.467% due 02/09/2009	14,600	14,624

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	700	689

Mystic Re Ltd.
15.360% due 06/07/2011	3,000	3,007

National Australia Bank Ltd.
5.400% due 09/11/2009	5,300	5,308

Osiris Capital PLC
10.356% due 01/15/2010	3,100	3,130

Petroleum Export Ltd.
5.265% due 06/15/2011	829	809

Phoenix Quake Ltd.
7.800% due 07/03/2008	800	805

Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008	800	803

Phoenix Quake Wind II Ltd.
8.850% due 07/03/2008	400	380

Premium Asset Trust
5.735% due 09/08/2007	100	100

Residential Capital LLC
6.460% due 05/22/2009	7,900	7,867

Residential Reinsurance 2007 Ltd.
15.610% due 06/07/2010	1,500	1,501

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	1,149

Royal Bank of Scotland Group PLC
5.405% due 07/21/2008	11,400	11,410

Santander U.S. Debt S.A. Unipersonal
5.420% due 09/19/2008	6,900	6,907
5.420% due 11/20/2009	10,900	10,908

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	4,100	3,965

State Street Capital Trust IV
6.355% due 06/15/2037	1,000	1,007

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,175

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	317

USB Capital IX
6.189% due 04/15/2049	900	907

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	6,000	6,014

Wachovia Bank N.A.
5.320% due 10/03/2008	8,800	8,803
5.350% due 06/27/2008	6,300	6,302
5.400% due 03/23/2009	7,100	7,104

Wachovia Corp.
5.410% due 12/01/2009	4,400	4,405

Wells Fargo & Co.
5.460% due 09/15/2009	6,715	6,733

Westpac Banking Corp.
5.280% due 06/06/2008	4,000	4,001

World Savings Bank FSB
5.485% due 03/02/2009	7,900	7,924

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments Total Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ZFS Finance USA Trust I
5.875% due 05/09/2032	$4,400	$4,350

		697,394

INDUSTRIALS 3.5%
Amgen, Inc.
5.440% due 11/28/2008	14,000	14,008

Anadarko Petroleum Corp.
5.760% due 09/15/2009	10,000	10,014

BP AMI Leasing, Inc.
5.370% due 06/26/2009	13,600	13,605

CODELCO, Inc.
6.150% due 10/24/2036	700	696

Comcast Corp.
5.656% due 07/14/2009	7,700	7,704
5.875% due 02/15/2018	1,700	1,650
6.450% due 03/15/2037	1,700	1,644

DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	2,900	2,907
5.805% due 08/03/2009	6,300	6,336

El Paso Corp.
6.750% due 05/15/2009	6,000	6,082
7.800% due 08/01/2031	1,300	1,323
7.875% due 06/15/2012	5,800	6,092
9.625% due 05/15/2012	800	895

Gaz Capital for Gazprom
6.212% due 11/22/2016	1,200	1,172

HJ Heinz Co.
6.428% due 12/01/2008	1,100	1,111

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	100	116

Peabody Energy Corp.
7.875% due 11/01/2026	2,700	2,808

Pemex Project Funding Master Trust
5.750% due 12/15/2015	2,300	2,259
8.000% due 11/15/2011	100	109
8.625% due 02/01/2022	1,200	1,482
9.500% due 09/15/2027	55	74

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	6,000	6,622

Time Warner, Inc.
5.590% due 11/13/2009	6,600	6,610

Transocean, Inc.
5.560% due 09/05/2008	6,200	6,206

United Airlines, Inc.
6.071% due 03/01/2013	3,313	3,332
8.030% due 01/01/2013 (a)	465	519

Vale Overseas Ltd.
6.250% due 01/23/2017	1,300	1,296
6.875% due 11/21/2036	1,300	1,310

Wal-Mart Stores, Inc.
5.260% due 06/16/2008	14,200	14,198

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,052

		129,232

UTILITIES 1.8%
AT&T, Inc.
5.456% due 02/05/2010	3,600	3,606
5.570% due 11/14/2008	4,200	4,214

BellSouth Corp.
4.240% due 04/26/2008	5,500	5,452
5.460% due 08/15/2008	10,200	10,211

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Entergy Gulf States, Inc.
5.700% due 06/01/2015	$8,300	$7,966
6.000% due 12/01/2012	6,500	6,454

Korea Electric Power Corp.
5.125% due 04/23/2034	90	87

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	657

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,419

TPSA Finance BV
7.750% due 12/10/2008	120	124

TXU Energy Co. LLC
5.860% due 09/16/2008	12,200	12,208

Verizon Communications, Inc.
5.400% due 04/03/2009	14,500	14,510

		67,908

Total Corporate Bonds & Notes (Cost $894,530)		894,534

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,967

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,150	1,136

Total Municipal Bonds & Notes (Cost $4,816)		5,103

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008	10,000	9,943

Total Commodity Index-Linked Notes (Cost $10,000)		9,943

U.S. GOVERNMENT AGENCIES 51.0%
Fannie Mae
4.000% due 10/01/2018	414	385
4.500% due 02/01/2035 - 06/25/2043	12,566	12,373
4.673% due 05/25/2035	1,300	1,283
4.709% due 04/01/2035	2,817	2,800
4.759% due 04/01/2035	4,039	4,015
5.000% due 02/25/2017 - 07/01/2037	316,751	299,211
5.380% due 12/25/2036	3,799	3,794
5.500% due 04/01/2014 - 08/01/2037	906,903	877,528
5.647% due 10/01/2032	1,588	1,601
5.648% due 11/01/2035	307	309
5.670% due 03/25/2044	6,205	6,211
6.000% due 04/01/2016 - 07/01/2037	343,211	339,644
6.129% due 09/01/2034	2,519	2,553
6.227% due 06/01/2043 - 07/01/2044	7,760	7,867
6.272% due 12/01/2036	2,514	2,539
6.414% due 09/01/2040	61	62
6.500% due 06/01/2029 - 04/01/2032	362	369
7.000% due 04/25/2023 - 06/01/2032	3,464	3,546
7.130% due 09/01/2039	106	107
7.269% due 11/01/2025	2	2

Federal Housing Administration
7.430% due 01/25/2023	52	53

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.500% due 04/01/2018 - 10/01/2018	$2,330	$2,221
5.000% due 04/01/2018 - 09/01/2035	17,324	16,925
5.470% due 07/15/2019 - 10/15/2020	134,500	134,383
5.500% due 04/01/2033 - 07/01/2037	66,903	64,536
5.550% due 07/15/2037	46,700	46,696
5.620% due 05/15/2036	5,068	5,086
5.770% due 11/15/2030	31	31
5.820% due 09/15/2030	29	30
6.000% due 07/01/2016 - 07/01/2037	20,131	19,992
6.227% due 02/25/2045	875	872
6.500% due 03/01/2013 - 03/01/2034	947	965
7.000% due 06/15/2023	1,869	1,922
7.188% due 07/01/2030	2	2
7.290% due 07/01/2027	2	2
7.412% due 01/01/2028	2	2
7.500% due 07/15/2030 - 03/01/2032	268	278
8.500% due 08/01/2024	15	16

Ginnie Mae
4.500% due 07/20/2030	13	14
4.750% due 02/20/2032	805	807
5.125% due 10/20/2029 - 11/20/2029	272	276
5.375% due 04/20/2026 - 05/20/2030	116	117
5.500% due 04/15/2033 - 09/15/2033	555	540
5.720% due 06/20/2030	1	1
5.820% due 09/20/2030	25	25
6.000% due 07/01/2037	4,000	3,979
6.500% due 03/15/2031 - 04/15/2032	255	260

Small Business Administration
5.130% due 09/01/2023	77	76
6.030% due 02/10/2012	5,089	5,129
6.290% due 01/01/2021	199	204
6.344% due 08/01/2011	650	658
7.449% due 08/01/2010	8	8
7.500% due 04/01/2017	1,025	1,059
8.017% due 02/10/2010	75	77

Total U.S. Government Agencies (Cost $1,913,856)		1,873,441

U.S. TREASURY OBLIGATIONS 0.4%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	7,163	6,490
2.375% due 01/15/2025	7,236	6,959
3.625% due 04/15/2028	1,533	1,777

Total U.S. Treasury Obligations (Cost $16,092)		15,226

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,537	3,464

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	395	385
4.875% due 06/10/2039	590	582

Banc of America Funding Corp.
4.113% due 05/25/2035	4,996	4,893

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	1,316	1,331
6.500% due 09/25/2033	507	508

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	$18,398	$18,195
4.773% due 01/25/2034	2,930	2,916
5.044% due 04/25/2033	1,332	1,331
5.329% due 02/25/2033	350	355
5.626% due 02/25/2033	292	290
6.337% due 11/25/2030	9	9

Bear Stearns Alt-A Trust
5.377% due 05/25/2035	6,929	6,900

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	3,703	3,708

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,783	1,752

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,562	6,608

Countrywide Alternative Loan Trust
4.673% due 08/25/2034	142	141
5.500% due 05/25/2047	5,426	5,441

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	2,050	2,037
5.590% due 05/25/2034	415	415

CS First Boston Mortgage Securities Corp.
6.890% due 06/25/2032	44	44

First Nationwide Trust
6.750% due 08/21/2031	38	38

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	6,949	6,955
5.400% due 01/25/2047	6,845	6,849

Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036	915	895

GS Mortgage Securities Corp. II
5.396% due 08/10/2038	905	886
5.410% due 03/06/2020	23,300	23,326

GSR Mortgage Loan Trust
4.538% due 09/25/2035	21,739	21,427

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	10,742	10,757
5.510% due 01/19/2038	13,936	13,960
5.540% due 05/19/2035	1,497	1,499

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	4,597	4,601

Indymac ARM Trust
6.633% due 01/25/2032	7	7

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	4,816	4,819

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	1,564	1,565

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	515	505

Morgan Stanley Capital I
4.050% due 01/13/2041	530	515
5.380% due 10/15/2020	3,999	4,005

Prime Mortgage Trust
5.720% due 02/25/2019	242	243
5.720% due 02/25/2034	1,113	1,116

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,215	1,215

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	190	190

Structured Asset Securities Corp.
6.063% due 02/25/2032	24	24
6.150% due 07/25/2032	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	$5,791	$5,791

Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020	10,800	10,803
5.410% due 09/15/2021	19,057	19,067

Washington Mutual, Inc.
5.094% due 10/25/2032	283	282
5.610% due 10/25/2045	1,633	1,637
6.229% due 11/25/2042	1,259	1,260
6.429% due 08/25/2042	3,106	3,117

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	8,237	8,127

Total Mortgage-Backed Securities (Cost $217,544)		216,816

ASSET-BACKED SECURITIES 7.8%
ACE Securities Corp.
5.370% due 12/25/2036	2,407	2,409

American Express Credit Account Master Trust
5.430% due 09/15/2010	35,400	35,451

Amortizing Residential Collateral Trust
5.590% due 06/25/2032	353	353

Argent Securities, Inc.
5.370% due 09/25/2036	2,645	2,646

Asset-Backed Funding Certificates
5.380% due 11/25/2036	6,333	6,337
5.380% due 01/25/2037	4,974	4,977

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	2,881	2,883
5.410% due 06/25/2047	4,699	4,702

Carrington Mortgage Loan Trust
5.470% due 09/25/2035	631	632

Chase Credit Card Master Trust
5.430% due 02/15/2011	9,900	9,921

CitiFinancial Mortgage Securities, Inc.
3.221% due 10/25/2033	4	4

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	7,522	7,525
5.370% due 05/25/2037	8,717	8,726
5.370% due 12/25/2046	2,594	2,595

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	4,728	4,731

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	7,360	7,363

EMC Mortgage Loan Trust
5.690% due 05/25/2040	686	688

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	8,596	8,601

First USA Credit Card Master Trust
5.480% due 04/18/2011	16,500	16,544

Fremont Home Loan Trust
5.380% due 01/25/2037	4,635	4,634
5.390% due 02/25/2037	3,480	3,482

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	8,877	8,886

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	3,457	3,459

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	4,263	4,264

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	2,735	2,737
5.380% due 04/01/2037	8,099	8,095

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman XS Trust
5.390% due 05/25/2046	$2,418	$2,419

Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	619	620

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	6,269	6,273

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	9,238	9,239

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	2,947	2,948
5.370% due 10/25/2036	2,685	2,686

Nelnet Student Loan Trust
5.340% due 09/25/2012	4,156	4,159
5.420% due 12/22/2016	8,200	8,206

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	4,873	4,875

Nissan Auto Lease Trust
5.347% due 12/14/2007	105	105

Park Place Securities, Inc.
5.632% due 10/25/2034	4,699	4,711

Residential Asset Mortgage Products, Inc.
4.230% due 05/25/2029	14	14
4.450% due 07/25/2028	331	329

Residential Asset Securities Corp.
5.360% due 08/25/2036	3,066	3,068
5.390% due 11/25/2036	6,745	6,750

Saxon Asset Securities Trust
5.380% due 11/25/2036	3,198	3,199

SBI HELOC Trust
5.490% due 08/25/2036	4,255	4,259

Securitized Asset-Backed Receivables LLC Trust
5.440% due 05/25/2037	9,300	9,300

SLM Student Loan Trust
5.355% due 10/25/2016	9,300	9,306

Soundview Home Equity Loan Trust
5.420% due 10/25/2036	8,430	8,436

Structured Asset Securities Corp.
4.370% due 10/25/2034	250	249
5.370% due 10/25/2036	7,391	7,394
5.420% due 07/25/2035	802	803
5.610% due 01/25/2033	73	73

USAA Auto Owner Trust
5.337% due 07/11/2008	6,700	6,701

Wachovia Auto Owner Trust
5.337% due 06/20/2008	7,600	7,601

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	4,446	4,449
5.440% due 12/25/2035	5,901	5,904

Total Asset-Backed Securities (Cost $286,598)		286,721

SOVEREIGN ISSUES 0.7%
China Development Bank
5.000% due 10/15/2015	900	861

Korea Development Bank
5.490% due 04/03/2010	25,000	25,022

South Africa Government International Bond
5.875% due 05/30/2022	500	490

Total Sovereign Issues (Cost $26,392)		26,373

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	4,400	$2,543

Total Foreign Currency-Denominated Issues (Cost $2,505)			2,543

		SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049		1,239	12,909

Total Preferred Stocks (Cost $13,056)			12,909

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.7%

CERTIFICATES OF DEPOSIT 6.1%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$13,600	13,606

Barclays Bank PLC
5.281% due 03/17/2008		28,400	28,404

BNP Paribas
5.262% due 07/03/2008		13,100	13,097
5.262% due 05/28/2008		5,200	5,202

Calyon Financial, Inc.
5.340% due 01/16/2009		9,900	9,902

Dexia S.A.
5.270% due 09/29/2008		34,500	34,510

Fortis Bank NY
5.265% due 04/28/2008		14,100	14,107
5.265% due 06/30/2008		5,100	5,102

Nordea Bank Finland PLC
5.267% due 03/31/2008		4,800	4,801
5.308% due 05/28/2008		5,000	5,003
5.308% due 04/09/2009		14,300	14,308

Royal Bank of Canada
5.267% due 06/30/2008		17,100	17,115

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		12,600	12,600
5.265% due 03/26/2008		10,300	10,299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinav Enskilda BK
5.340% due 08/21/2008	$14,500	$14,506
5.350% due 02/13/2009	8,300	8,306

Societe Generale NY
5.268% due 03/28/2008	4,200	4,203
5.269% due 06/30/2008	1,100	1,101
5.270% due 03/26/2008	8,100	8,100

		224,272

COMMERCIAL PAPER 20.6%
Bank of America Corp.
5.215% due 10/04/2007	37,900	37,414
5.220% due 10/04/2007	38,600	38,583
5.250% due 10/04/2007	2,400	2,367

Bank of Ireland
5.225% due 11/08/2007	3,600	3,583

Cox Communications, Inc.
5.619% due 09/17/2007	3,500	3,500

Danske Corp.
5.205% due 10/12/2007	11,800	11,673

Freddie Mac
4.800% due 07/02/2007	113,200	113,200

HBOS Treasury Services PLC
5.230% due 11/13/2007	6,500	6,471

Natixis S.A.
5.240% due 09/21/2007	1,300	1,295

Rabobank USA Financial Corp.
5.330% due 07/26/2007	102,500	102,500

San Paolo IMI U.S. Financial Co.
5.230% due 08/08/2007	16,400	16,326

Societe Generale NY
5.180% due 11/26/2007	700	685
5.210% due 11/26/2007	1,800	1,781
5.226% due 11/26/2007	67,700	67,356
5.245% due 11/26/2007	24,500	24,204
5.246% due 11/26/2007	4,700	4,644
5.250% due 11/26/2007	500	493

Svenska Handelsbanken, Inc.
5.203% due 10/09/2007	29,300	29,088

UBS Finance Delaware LLC
5.145% due 10/23/2007	1,700	1,693
5.200% due 10/23/2007	94,000	93,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.205% due 10/23/2007	$3,900	$3,890
5.215% due 10/23/2007	900	890
5.230% due 10/23/2007	7,600	7,559
5.235% due 10/23/2007	4,400	4,356
5.245% due 10/23/2007	700	692

Unicredito Italiano SpA
5.185% due 01/22/2008	73,600	71,993

Westpac Banking Corp.
5.165% due 11/05/2007	44,300	43,472
5.230% due 11/05/2007	2,800	2,788
5.240% due 11/05/2007	1,200	1,186

Westpac Trust Securities NZ Ltd.
5.240% due 10/19/2007	60,400	59,960

		757,221

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	7,112	7,112

(Dated 06/29/2007. Collateralized by Freddie Mac 5.400% due 06/15/2010 valued at $7,259. Repurchase proceeds are $7,115.)

U.S. TREASURY BILLS 0.8%
4.621% due 08/30/2007 - 09/13/2007 (b)(d)(f)	29,860	29,543

Total Short-Term Instruments (Cost $1,018,160)		1,018,148

PURCHASED OPTIONS (h) 0.2%
(Cost $16,475)		5,853

Total Investments (e) 119.7% (Cost $4,451,256)		$4,398,751

Written Options (i) (0.2%) (Premiums $16,146)		(5,904)

Other Assets and Liabilities (Net) (19.5%)		(717,070)

Net Assets 100.0%		$3,675,777

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $7,178 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $205,868 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(f) Securities with an aggregate market value of $20,629 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2007	444	$(632)
90-Day Euribor December Futures	Long	12/2008	174	(390)
90-Day Euribor June Futures	Long	06/2008	459	(981)
90-Day Euribor March Futures	Long	03/2008	209	(414)
90-Day Euribor September Futures	Long	09/2008	451	(407)
90-Day Eurodollar December Futures	Long	12/2007	4,365	(4,972)
90-Day Eurodollar December Futures	Long	12/2008	2,346	(1,336)
90-Day Eurodollar June Futures	Long	06/2008	8,706	(9,100)
90-Day Eurodollar March Futures	Long	03/2008	9,007	(9,295)
90-Day Eurodollar March Futures	Long	03/2009	214	(313)
90-Day Eurodollar September Futures	Long	09/2008	1,885	(925)
90-Day Euroyen December Futures	Long	12/2007	604	(68)
Euro-Bund 10-Year Note September Futures	Short	09/2007	75	(53)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	13	(11)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	221	(250)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	430	(967)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	36	(61)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	362	(640)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	422	(772)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	243	(520)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	115	(301)

				$(32,408)

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	$10,000	$87
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	2,100	10
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	2,300	(2)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	400	7
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	5,300	24
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	4,200	20
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	2,500	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	44,000	336
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	25,600	151
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	1,600	6
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009	4,000	(1)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	17,200	1
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	1,000	6
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	1,200	41
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	1,200	27
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	4,200	(3)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	2,200	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	5,000	14
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		07/20/2011	600	24
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	3,100	105
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	3,000	40
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	1,300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	3,000	1
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	11,000	3

							$898

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Total Return Portfolio (Cont.)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	9,300	$(5)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	16,700	97
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		4,300	30
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		11,000	73
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		5,900	120
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		14,200	263
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	19
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		1,200	(13)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,200	128
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		26,700	(9)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		18,700	377
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		6,300	(33)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		9,600	(69)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		2,400	(21)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,400	(77)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		9,300	(98)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		1,800	(17)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		1,500	(15)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,900	31
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	24,100	(236)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		13,600	(196)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		14,400	(259)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,900	268
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		3,200	774
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,800	(66)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		14,400	(146)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		28,500	(697)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		74,700	(235)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		5,000	287
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		53,900	(531)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		5,500	1,145
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		17,500	(1,164)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,200	208
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		12,700	(187)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		21,200	(80)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		10,000	2,182
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		1,400	69
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	1,270,000	(28)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		9,500,000	(49)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,050,000	(30)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		22,300,000	(64)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		700,000	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		18,200,000	(298)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	12,100	7
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		46,500	(38)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$66,300	6
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		118,400	(129)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		17,200	160
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		64,200	(71)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		230,400	(498)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		730,900	551
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		77,400	(378)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		200	0
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		81,500	(641)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		15,400	(100)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,500	41
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		230,400	(529)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		68,700	(134)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		27,900	449

							$141

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.750	09/17/2007	400	$4	$0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	1,774	17	0

				$21	$0

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	26,000	$120	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		84,000	480	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		58,000	323	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		56,000	271	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		$76,000	309	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		39,000	172	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		261,000	1,258	513
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	08/08/2007		72,000	67	60
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		100,000	287	30
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		89,000	199	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		236,900	1,254	293
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		349,600	1,237	688
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		66,000	273	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		150,000	390	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		316,400	1,671	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		144,000	326	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		240,000	306	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		109,000	439	53
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		222,600	1,104	357
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		386,900	2,276	478
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		94,900	377	187
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		380,900	1,304	864
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		201,000	573	680

								$15,016	$4,205

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$3,000	$131	$231
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	3,000	131	74
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	2,000	91	143
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	2,000	78	54
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	3,000	126	204
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	3,000	126	84
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	9,000	378	602
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	9,000	377	256

					$1,438	$1,648

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	1,025	$330	$625
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	553	173	147
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	133	27	14
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	187	22	9
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	248	134	27
Put - CBOT U.S. Treasury 10-Year Note September Futures	104.000	08/24/2007	777	301	170
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	876	305	411

				$1,292	$1,403

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	10,000	$120	$0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		36,000	493	0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		25,000	322	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		24,000	271	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		$33,000	290	2
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		112,900	1,265	569
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.570%	08/08/2007		18,000	70	80
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		22,000	274	46
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		15,000	204	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		102,000	1,202	312
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		152,000	1,259	765
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		34,000	367	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		28,400	297	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		138,000	1,680	0

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Schedule of Investments Total Return Portfolio (Cont.)	June 30, 2007 (Unaudited)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$24,000	$278	$1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	46,000	307	3
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	13,000	148	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	47,000	433	63
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	97,000	1,164	347
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	106,500	1,417	325
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	62,000	763	212
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	41,100	371	207
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	128,100	1,298	910
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	67,000	561	658

							$14,854	$4,501

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.500%	05/15/2017	$79,600	$76,247	$76,909
U.S. Treasury Notes	4.625%	02/15/2017	11,300	10,989	11,151

				$87,236	$88,060

(2) Market value includes $771 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	13,512	07/2007	$82	$0	$82
Sell		152	07/2007	0	(2)	(2)
Buy	BRL	134,709	10/2007	2,711	0	2,711
Buy		72,223	03/2008	2,203	0	2,203
Buy	CAD	8,794	08/2007	37	0	37
Buy	CLP	709,183	03/2008	0	(4)	(4)
Buy	CNY	3,842	09/2007	10	0	10
Sell		3,842	09/2007	0	(1)	(1)
Buy		49,610	11/2007	51	0	51
Sell		49,610	11/2007	5	(12)	(7)
Buy		23,778	01/2008	0	(21)	(21)
Sell		23,778	01/2008	1	(3)	(2)
Buy	EUR	8,967	07/2007	117	0	117
Sell	GBP	6,996	08/2007	0	(74)	(74)
Buy	IDR	24,255,000	05/2008	0	(114)	(114)
Buy	INR	187,331	10/2007	20	(1)	19
Buy		1,010	11/2007	0	0	0
Buy		122,664	05/2008	50	0	50
Sell	JPY	1,031,294	07/2007	121	0	121
Buy	KRW	6,070,349	07/2007	44	0	44
Sell		668,852	07/2007	0	(3)	(3)
Buy		1,157,326	08/2007	0	(1)	(1)
Buy		6,709,511	09/2007	18	0	18
Buy	MXN	41,747	09/2007	54	0	54
Buy		153,994	03/2008	126	(2)	124
Buy	MYR	28,483	05/2008	0	(123)	(123)
Buy	NZD	1,690	07/2007	32	0	32
Buy	PHP	391,443	05/2008	0	(108)	(108)
Buy	PLN	34,725	09/2007	221	(2)	219
Buy		6,468	03/2008	29	0	29
Buy	RUB	100,792	09/2007	51	0	51
Buy		90,414	11/2007	90	0	90
Buy		235,816	12/2007	209	0	209
Buy		381,762	01/2008	66	0	66
Buy	SEK	15,753	09/2007	28	0	28
Buy	SGD	21,054	07/2007	0	(88)	(88)
Buy		6,884	08/2007	25	(13)	12
Buy		860	09/2007	0	(2)	(2)
Buy		23,617	10/2007	69	(6)	63
Buy	ZAR	964	09/2007	3	0	3
Buy		148	03/2008	0	0	0

				$6,473	$(580)	$5,893

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PHP	Philippines Peso
EUR	Euro	PLN	Polish Zloty
GBP	Great British Pound	RUB	Russian Ruble
IDR	Indonesian Rupiah	SEK	Swedish Krona
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen	ZAR	South African Rand

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(p) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $8,059,500 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(q) Commodities Index-Linked/Structured Notes  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 0.3% of the Portfolio’s net assets and resulted in unrealized depreciation of $56,678.

(r) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(s) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

(t) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,028,312	$4,878,535	$652,891	$120,358

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP		Premium
Balance at 12/31/2006	2,036	$942,800	EUR 95,000	GBP	11,000	$11,691
Sales	7,169	991,600	0		0	12,533
Closing Buys	(960)	(647,400)	0		(11,000)	(6,704)
Expirations	(4,112)	0	0		0	(1,194)
Exercised	(334)	0	0		0	(180)
Balance at 06/30/2007	3,799	$1,287,000	EUR 95,000	GBP	0	$16,146

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,531	$45,520	8,090	$81,954
Administrative Class	66,886	674,962	83,252	843,490
Advisor Class	1,171	11,807	1,856	18,782
Issued as reinvestment of distributions
Institutional Class	405	4,078	790	8,017
Administrative Class	6,829	68,742	12,178	123,518
Advisor Class	52	522	35	362
Cost of shares redeemed
Institutional Class	(1,973)	(19,907)	(7,223)	(73,276)
Administrative Class	(32,550)	(326,621)	(51,636)	(522,647)
Advisor Class	(235)	(2,374)	(32)	(329)
Net increase resulting from Portfolio share transactions	45,116	$456,729	47,310	$479,871

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	98
Administrative Class	6	62
Advisor Class	3	98

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred

22	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 4,959	$ (57,464)	$ (52,505)

Semiannual Report	June 30, 2007	23

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Government Agencies	42.6%
Short-Term Instruments	23.2%
Corporate Bonds & Notes	20.3%
Asset-Backed Securities	6.5%
Mortgage-Backed Securities	4.9%
Other	2.5%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/10/00)**
PIMCO Total Return Portfolio Institutional Class	0.45%	5.16%	4.58%	5.91%
Lehman Brothers Aggregate Bond Index±	0.98%	6.12%	4.48%	6.05%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers Aggregate Bond Index represents securities that are taxable and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,004.47	$1,022.32
Expenses Paid During Period†	$2.48	$2.51

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio’s above-benchmark duration detracted from returns as yields rose in the first half of the year.

»	An emphasis on the front-end of the U.S. yield curve contributed to returns as the curve steepened as measured by the difference between two- and 30-year yields.

»	A slight overweight to mortgage-backed securities for the majority of the period detracted from returns as this sector underperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as the sector outperformed like-duration Treasuries.

»	An allocation to major non-U.S. markets moderately detracted from returns as developed countries underperformed Treasuries.

»	Emerging market and high-yield bonds added to performance as strong demand for their attractive yields allowed these sectors to outperform like-duration Treasuries.

»	Moderate exposure to a broad basket of currencies boosted returns as most emerging and developed market currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Total Return Portfolio

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Institutional Class
Net asset value beginning of year or period	$10.12	$10.24	$10.51	$10.36	$10.23	$9.89
Net investment income (a)	0.24	0.46	0.39	0.20	0.27	0.43
Net realized/unrealized gain (loss) on investments (a)	(0.19)	(0.07)	(0.12)	0.31	0.25	0.47
Total income from investment operations	0.05	0.39	0.27	0.51	0.52	0.90
Dividends from net investment income	(0.25)	(0.46)	(0.37)	(0.21)	(0.31)	(0.43)
Distributions from net realized capital gains	0.00	(0.05)	(0.17)	(0.15)	(0.08)	(0.13)
Total distributions	(0.25)	(0.51)	(0.54)	(0.36)	(0.39)	(0.56)
Net asset value end of year or period	$9.92	$10.12	$10.24	$10.51	$10.36	$10.23
Total return	0.45%	4.00%	2.60%	5.05%	5.20%	9.23%
Net assets end of year or period (000s)	$185,047	$158,748	$143,720	$63,646	$75,540	$46,548
Ratio of expenses to average net assets	0.50%*	0.52%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.89%*	4.51%	3.69%	1.92%	2.60%	4.23%
Portfolio turnover rate	160%	303%	344%	373%	193%	222%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$4,398,751
Cash	2,364
Foreign currency, at value	31,870
Receivable for investments sold	140,931
Receivable for investments sold on a delayed-delivery basis	14,207
Receivable for Portfolio shares sold	12,294
Interest and dividends receivable	14,571
Variation margin receivable	4,999
Swap premiums paid	9,683
Unrealized appreciation on foreign currency contracts	6,473
Unrealized appreciation on swap agreements	8,189
4,644,332

Liabilities:
Payable for investments purchased	$726,520
Payable for investments purchased on a delayed-delivery basis	46,689
Payable for Portfolio shares redeemed	74,637
Payable for short sales	88,060
Written options outstanding	5,904
Dividends payable	1,806
Accrued investment advisory fee	783
Accrued administration fee	783
Accrued distribution fee	12
Accrued servicing fee	395
Variation margin payable	638
Swap premiums received	14,553
Unrealized depreciation on foreign currency contracts	580
Unrealized depreciation on swap agreements	7,150
Other liabilities	45
968,555

Net Assets	$3,675,777

Net Assets Consist of:
Paid in capital	$3,791,949
Undistributed net investment income	1,072
Accumulated undistributed net realized (loss)	(49,476)
Net unrealized (depreciation)	(67,768)
$3,675,777

Net Assets:
Institutional Class	$185,047
Administrative Class	3,462,489
Advisor Class	28,241

Shares Issued and Outstanding:
Institutional Class	18,653
Administrative Class	349,007
Advisor Class	2,847

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.92
Administrative Class	9.92
Advisor Class	9.92

Cost of Investments Owned	$4,451,256
Cost of Foreign Currency Held	$31,778
Proceeds Received on Short Sales	$87,236
Premiums Received on Written Options	$16,146

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest, net of foreign taxes*	$92,861
Dividends	484
Miscellaneous income	64
Total Income	93,409

Expenses:
Investment advisory fees	4,312
Administration fees	4,312
Servicing fees – Administrative Class	2,447
Distribution and/or servicing fees – Advisor Class	28
Trustees’ fees	34
Legal fees	1
Total Expenses	11,134

Net Investment Income	82,275

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(6,410)
Net realized (loss) on futures contracts, written options and swaps	(29,590)
Net realized gain on foreign currency transactions	3,042
Net change in unrealized (depreciation) on investments	(40,500)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(4,370)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	5,410
Net (Loss)	(72,418)

Net Increase in Net Assets Resulting from Operations	$9,857

*Foreign tax withholding	$45

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$82,275	$132,299
Net realized gain (loss)	(32,958)	5,631
Net change in unrealized (depreciation)	(39,460)	(21,541)
Net increase resulting from operations	9,857	116,389

Distributions to Shareholders:
From net investment income
Institutional Class	(4,078)	(7,166)
Administrative Class	(78,465)	(127,175)
Advisor Class	(522)	(267)
From net realized capital gains
Institutional Class	0	(917)
Administrative Class	0	(16,487)
Advisor Class	0	(95)

Total Distributions	(83,065)	(152,107)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	45,520	81,954
Administrative Class	674,962	843,490
Advisor Class	11,807	18,782
Issued as reinvestment of distributions
Institutional Class	4,078	8,017
Administrative Class	68,742	123,518
Advisor Class	522	362
Cost of shares redeemed
Institutional Class	(19,907)	(73,276)
Administrative Class	(326,621)	(522,647)
Advisor Class	(2,374)	(329)
Net increase resulting from Portfolio share transactions	456,729	479,871

Total Increase in Net Assets	383,521	444,153

Net Assets:
Beginning of period	3,292,256	2,848,103
End of period*	$3,675,777	$3,292,256

*Including undistributed net investment income of:	$1,072	$1,862

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
CSC Holdings, Inc.
7.070% due 02/24/2013	$2,574	$2,576

Freeport-McMoRan Copper & Gold, Inc.
9.000% due 03/19/2014	518	519

Fresenius Medical Care Capital Trust
6.725% due 03/22/2013	4,410	4,413
6.735% due 03/22/2013	577	578

HCA, Inc.
7.100% due 11/17/2012	5,000	5,014

Kinder Morgan, Inc.
7.000% due 11/24/2013	10,000	9,981

SLM Corp.
6.000% due 06/30/2008	8,100	8,060

Total Bank Loan Obligations (Cost $31,232)		31,141

CORPORATE BONDS & NOTES 24.3%

BANKING & FINANCE 19.0%
AIG-Fp Matched Funding Corp.
5.360% due 06/16/2008	6,200	6,210

American Express Bank FSB
5.330% due 10/16/2008	8,100	8,100
5.380% due 10/20/2009	6,800	6,805

American Express Centurion Bank
5.320% due 05/07/2008	6,200	6,201
5.340% due 06/12/2009	9,100	9,104

American Express Credit Corp.
5.380% due 11/09/2009	6,700	6,706

American International Group, Inc.
5.050% due 10/01/2015	1,300	1,240
5.370% due 06/16/2009	5,400	5,422
6.250% due 03/15/2037	2,100	1,992

Bank of America Corp.
5.366% due 11/06/2009	4,000	4,000
5.450% due 09/18/2009	6,100	6,105

Bank of America N.A.
5.355% due 07/25/2008	11,200	11,207
5.360% due 12/18/2008	5,400	5,403
5.360% due 02/27/2009	5,200	5,204
6.000% due 10/15/2036	2,100	2,034

Bear Stearns Cos., Inc.
5.450% due 03/30/2009	7,100	7,105
5.450% due 08/21/2009	9,100	9,093
5.480% due 05/18/2010	12,200	12,193
5.655% due 01/30/2009	7,180	7,200

BNP Paribas
5.186% due 06/29/2049	15,600	14,569

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,300	4,198

CIT Group, Inc.
5.480% due 08/17/2009	7,100	7,076
5.505% due 01/30/2009	13,700	13,683
5.510% due 12/19/2008	2,400	2,399

Citigroup Funding, Inc.
5.320% due 04/23/2009	4,000	4,002
5.350% due 12/08/2008	2,000	2,001
5.360% due 06/26/2009	5,300	5,298

Citigroup, Inc.
5.390% due 12/28/2009	5,300	5,304
5.400% due 12/26/2008	26,880	26,903
6.125% due 08/25/2036	15,000	14,778

Credit Agricole S.A.
5.360% due 05/28/2009	5,900	5,903
5.410% due 05/28/2010	6,800	6,804

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DBS Bank Ltd.
5.580% due 05/16/2017	$1,000	$1,002

DnB NORBank ASA
5.425% due 10/13/2009	5,700	5,703

Export-Import Bank of China
4.875% due 07/21/2015	900	854

Export-Import Bank of Korea
4.125% due 02/10/2009	140	137
5.450% due 06/01/2009	8,500	8,504

General Electric Capital Corp.
5.385% due 10/26/2009	12,500	12,509
5.390% due 01/05/2009	11,000	11,009
5.410% due 10/06/2010	4,600	4,604
5.428% due 01/20/2010	5,400	5,411
5.430% due 08/15/2011	14,200	14,196
5.455% due 10/21/2010	14,360	14,388

General Motors Acceptance Corp.
6.510% due 09/23/2008	3,900	3,901

GMAC LLC
6.000% due 12/15/2011	1,100	1,047

Goldman Sachs Group, Inc.
5.400% due 12/23/2008	1,600	1,601
5.410% due 03/30/2009	8,700	8,706
5.447% due 11/10/2008	7,100	7,111
5.450% due 12/22/2008	4,800	4,806
5.450% due 06/23/2009	13,070	13,086
5.455% due 07/29/2008	6,000	6,009

HBOS PLC
5.920% due 09/29/2049	1,100	1,033

HBOS Treasury Services PLC
5.397% due 07/17/2009	10,400	10,412

HSBC Bank USA N.A.
5.430% due 09/21/2007	14,500	14,504
5.500% due 06/10/2009	7,700	7,724

HSBC Finance Corp.
5.415% due 10/21/2009	4,500	4,503
5.490% due 09/15/2008	3,600	3,608
5.500% due 12/05/2008	5,900	5,915

HSBC Holdings PLC
6.500% due 05/02/2036	2,300	2,371

John Deere Capital Corp.
5.406% due 07/15/2008	6,400	6,406

JPMorgan Chase & Co.
5.370% due 06/26/2009	4,900	4,906
5.396% due 05/07/2010	9,700	9,707

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	1,200	1,159

Lehman Brothers Holdings, Inc.
5.410% due 12/23/2008	800	801
5.440% due 04/03/2009	5,300	5,307
5.460% due 08/21/2009	11,900	11,907
5.460% due 11/16/2009	15,260	15,275
5.500% due 05/25/2010	5,200	5,200
5.579% due 07/18/2011	4,800	4,811
5.607% due 11/10/2009	4,500	4,514

Longpoint Re Ltd.
10.609% due 05/08/2010	2,900	2,900

Merrill Lynch & Co., Inc.
5.390% due 12/22/2008	3,500	3,501
5.395% due 10/23/2008	7,500	7,511
5.406% due 05/08/2009	3,500	3,502
5.440% due 12/04/2009	7,300	7,304
5.450% due 08/14/2009	6,200	6,207
5.555% due 07/25/2011	8,500	8,501

MetLife, Inc.
6.400% due 12/15/2036	1,700	1,580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Metropolitan Life Global Funding I
5.125% due 11/09/2011	$8,200	$8,074
5.400% due 05/17/2010	15,200	15,211

Morgan Stanley
5.360% due 11/21/2008	4,900	4,900
5.406% due 05/07/2009	8,700	8,705
5.446% due 01/15/2010	8,200	8,205
5.467% due 02/09/2009	14,600	14,624

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	700	689

Mystic Re Ltd.
15.360% due 06/07/2011	3,000	3,007

National Australia Bank Ltd.
5.400% due 09/11/2009	5,300	5,308

Osiris Capital PLC
10.356% due 01/15/2010	3,100	3,130

Petroleum Export Ltd.
5.265% due 06/15/2011	829	809

Phoenix Quake Ltd.
7.800% due 07/03/2008	800	805

Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008	800	803

Phoenix Quake Wind II Ltd.
8.850% due 07/03/2008	400	380

Premium Asset Trust
5.735% due 09/08/2007	100	100

Residential Capital LLC
6.460% due 05/22/2009	7,900	7,867

Residential Reinsurance 2007 Ltd.
15.610% due 06/07/2010	1,500	1,501

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	1,149

Royal Bank of Scotland Group PLC
5.405% due 07/21/2008	11,400	11,410

Santander U.S. Debt S.A. Unipersonal
5.420% due 09/19/2008	6,900	6,907
5.420% due 11/20/2009	10,900	10,908

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	4,100	3,965

State Street Capital Trust IV
6.355% due 06/15/2037	1,000	1,007

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,175

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	317

USB Capital IX
6.189% due 04/15/2049	900	907

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	6,000	6,014

Wachovia Bank N.A.
5.320% due 10/03/2008	8,800	8,803
5.350% due 06/27/2008	6,300	6,302
5.400% due 03/23/2009	7,100	7,104

Wachovia Corp.
5.410% due 12/01/2009	4,400	4,405

Wells Fargo & Co.
5.460% due 09/15/2009	6,715	6,733

Westpac Banking Corp.
5.280% due 06/06/2008	4,000	4,001

World Savings Bank FSB
5.485% due 03/02/2009	7,900	7,924

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments Total Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ZFS Finance USA Trust I
5.875% due 05/09/2032	$4,400	$4,350

		697,394

INDUSTRIALS 3.5%
Amgen, Inc.
5.440% due 11/28/2008	14,000	14,008

Anadarko Petroleum Corp.
5.760% due 09/15/2009	10,000	10,014

BP AMI Leasing, Inc.
5.370% due 06/26/2009	13,600	13,605

CODELCO, Inc.
6.150% due 10/24/2036	700	696

Comcast Corp.
5.656% due 07/14/2009	7,700	7,704
5.875% due 02/15/2018	1,700	1,650
6.450% due 03/15/2037	1,700	1,644

DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	2,900	2,907
5.805% due 08/03/2009	6,300	6,336

El Paso Corp.
6.750% due 05/15/2009	6,000	6,082
7.800% due 08/01/2031	1,300	1,323
7.875% due 06/15/2012	5,800	6,092
9.625% due 05/15/2012	800	895

Gaz Capital for Gazprom
6.212% due 11/22/2016	1,200	1,172

HJ Heinz Co.
6.428% due 12/01/2008	1,100	1,111

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	100	116

Peabody Energy Corp.
7.875% due 11/01/2026	2,700	2,808

Pemex Project Funding Master Trust
5.750% due 12/15/2015	2,300	2,259
8.000% due 11/15/2011	100	109
8.625% due 02/01/2022	1,200	1,482
9.500% due 09/15/2027	55	74

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	6,000	6,622

Time Warner, Inc.
5.590% due 11/13/2009	6,600	6,610

Transocean, Inc.
5.560% due 09/05/2008	6,200	6,206

United Airlines, Inc.
6.071% due 03/01/2013	3,313	3,332
8.030% due 01/01/2013 (a)	465	519

Vale Overseas Ltd.
6.250% due 01/23/2017	1,300	1,296
6.875% due 11/21/2036	1,300	1,310

Wal-Mart Stores, Inc.
5.260% due 06/16/2008	14,200	14,198

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,052

		129,232

UTILITIES 1.8%
AT&T, Inc.
5.456% due 02/05/2010	3,600	3,606
5.570% due 11/14/2008	4,200	4,214

BellSouth Corp.
4.240% due 04/26/2008	5,500	5,452
5.460% due 08/15/2008	10,200	10,211

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Entergy Gulf States, Inc.
5.700% due 06/01/2015	$8,300	$7,966
6.000% due 12/01/2012	6,500	6,454

Korea Electric Power Corp.
5.125% due 04/23/2034	90	87

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	657

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,419

TPSA Finance BV
7.750% due 12/10/2008	120	124

TXU Energy Co. LLC
5.860% due 09/16/2008	12,200	12,208

Verizon Communications, Inc.
5.400% due 04/03/2009	14,500	14,510

		67,908

Total Corporate Bonds & Notes (Cost $894,530)		894,534

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,967

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,150	1,136

Total Municipal Bonds & Notes (Cost $4,816)		5,103

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008	10,000	9,943

Total Commodity Index-Linked Notes (Cost $10,000)		9,943

U.S. GOVERNMENT AGENCIES 51.0%
Fannie Mae
4.000% due 10/01/2018	414	385
4.500% due 02/01/2035 - 06/25/2043	12,566	12,373
4.673% due 05/25/2035	1,300	1,283
4.709% due 04/01/2035	2,817	2,800
4.759% due 04/01/2035	4,039	4,015
5.000% due 02/25/2017 - 07/01/2037	316,751	299,211
5.380% due 12/25/2036	3,799	3,794
5.500% due 04/01/2014 - 08/01/2037	906,903	877,528
5.647% due 10/01/2032	1,588	1,601
5.648% due 11/01/2035	307	309
5.670% due 03/25/2044	6,205	6,211
6.000% due 04/01/2016 - 07/01/2037	343,211	339,644
6.129% due 09/01/2034	2,519	2,553
6.227% due 06/01/2043 - 07/01/2044	7,760	7,867
6.272% due 12/01/2036	2,514	2,539
6.414% due 09/01/2040	61	62
6.500% due 06/01/2029 - 04/01/2032	362	369
7.000% due 04/25/2023 - 06/01/2032	3,464	3,546
7.130% due 09/01/2039	106	107
7.269% due 11/01/2025	2	2

Federal Housing Administration
7.430% due 01/25/2023	52	53

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.500% due 04/01/2018 - 10/01/2018	$2,330	$2,221
5.000% due 04/01/2018 - 09/01/2035	17,324	16,925
5.470% due 07/15/2019 - 10/15/2020	134,500	134,383
5.500% due 04/01/2033 - 07/01/2037	66,903	64,536
5.550% due 07/15/2037	46,700	46,696
5.620% due 05/15/2036	5,068	5,086
5.770% due 11/15/2030	31	31
5.820% due 09/15/2030	29	30
6.000% due 07/01/2016 - 07/01/2037	20,131	19,992
6.227% due 02/25/2045	875	872
6.500% due 03/01/2013 - 03/01/2034	947	965
7.000% due 06/15/2023	1,869	1,922
7.188% due 07/01/2030	2	2
7.290% due 07/01/2027	2	2
7.412% due 01/01/2028	2	2
7.500% due 07/15/2030 - 03/01/2032	268	278
8.500% due 08/01/2024	15	16

Ginnie Mae
4.500% due 07/20/2030	13	14
4.750% due 02/20/2032	805	807
5.125% due 10/20/2029 - 11/20/2029	272	276
5.375% due 04/20/2026 - 05/20/2030	116	117
5.500% due 04/15/2033 - 09/15/2033	555	540
5.720% due 06/20/2030	1	1
5.820% due 09/20/2030	25	25
6.000% due 07/01/2037	4,000	3,979
6.500% due 03/15/2031 - 04/15/2032	255	260

Small Business Administration
5.130% due 09/01/2023	77	76
6.030% due 02/10/2012	5,089	5,129
6.290% due 01/01/2021	199	204
6.344% due 08/01/2011	650	658
7.449% due 08/01/2010	8	8
7.500% due 04/01/2017	1,025	1,059
8.017% due 02/10/2010	75	77

Total U.S. Government Agencies (Cost $1,913,856)		1,873,441

U.S. TREASURY OBLIGATIONS 0.4%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	7,163	6,490
2.375% due 01/15/2025	7,236	6,959
3.625% due 04/15/2028	1,533	1,777

Total U.S. Treasury Obligations (Cost $16,092)		15,226

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,537	3,464

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	395	385
4.875% due 06/10/2039	590	582

Banc of America Funding Corp.
4.113% due 05/25/2035	4,996	4,893

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	1,316	1,331
6.500% due 09/25/2033	507	508

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	$18,398	$18,195
4.773% due 01/25/2034	2,930	2,916
5.044% due 04/25/2033	1,332	1,331
5.329% due 02/25/2033	350	355
5.626% due 02/25/2033	292	290
6.337% due 11/25/2030	9	9

Bear Stearns Alt-A Trust
5.377% due 05/25/2035	6,929	6,900

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	3,703	3,708

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,783	1,752

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,562	6,608

Countrywide Alternative Loan Trust
4.673% due 08/25/2034	142	141
5.500% due 05/25/2047	5,426	5,441

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	2,050	2,037
5.590% due 05/25/2034	415	415

CS First Boston Mortgage Securities Corp.
6.890% due 06/25/2032	44	44

First Nationwide Trust
6.750% due 08/21/2031	38	38

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	6,949	6,955
5.400% due 01/25/2047	6,845	6,849

Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036	915	895

GS Mortgage Securities Corp. II
5.396% due 08/10/2038	905	886
5.410% due 03/06/2020	23,300	23,326

GSR Mortgage Loan Trust
4.538% due 09/25/2035	21,739	21,427

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	10,742	10,757
5.510% due 01/19/2038	13,936	13,960
5.540% due 05/19/2035	1,497	1,499

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	4,597	4,601

Indymac ARM Trust
6.633% due 01/25/2032	7	7

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	4,816	4,819

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	1,564	1,565

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	515	505

Morgan Stanley Capital I
4.050% due 01/13/2041	530	515
5.380% due 10/15/2020	3,999	4,005

Prime Mortgage Trust
5.720% due 02/25/2019	242	243
5.720% due 02/25/2034	1,113	1,116

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,215	1,215

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	190	190

Structured Asset Securities Corp.
6.063% due 02/25/2032	24	24
6.150% due 07/25/2032	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	$5,791	$5,791

Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020	10,800	10,803
5.410% due 09/15/2021	19,057	19,067

Washington Mutual, Inc.
5.094% due 10/25/2032	283	282
5.610% due 10/25/2045	1,633	1,637
6.229% due 11/25/2042	1,259	1,260
6.429% due 08/25/2042	3,106	3,117

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	8,237	8,127

Total Mortgage-Backed Securities (Cost $217,544)		216,816

ASSET-BACKED SECURITIES 7.8%
ACE Securities Corp.
5.370% due 12/25/2036	2,407	2,409

American Express Credit Account Master Trust
5.430% due 09/15/2010	35,400	35,451

Amortizing Residential Collateral Trust
5.590% due 06/25/2032	353	353

Argent Securities, Inc.
5.370% due 09/25/2036	2,645	2,646

Asset-Backed Funding Certificates
5.380% due 11/25/2036	6,333	6,337
5.380% due 01/25/2037	4,974	4,977

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	2,881	2,883
5.410% due 06/25/2047	4,699	4,702

Carrington Mortgage Loan Trust
5.470% due 09/25/2035	631	632

Chase Credit Card Master Trust
5.430% due 02/15/2011	9,900	9,921

CitiFinancial Mortgage Securities, Inc.
3.221% due 10/25/2033	4	4

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	7,522	7,525
5.370% due 05/25/2037	8,717	8,726
5.370% due 12/25/2046	2,594	2,595

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	4,728	4,731

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	7,360	7,363

EMC Mortgage Loan Trust
5.690% due 05/25/2040	686	688

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	8,596	8,601

First USA Credit Card Master Trust
5.480% due 04/18/2011	16,500	16,544

Fremont Home Loan Trust
5.380% due 01/25/2037	4,635	4,634
5.390% due 02/25/2037	3,480	3,482

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	8,877	8,886

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	3,457	3,459

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	4,263	4,264

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	2,735	2,737
5.380% due 04/01/2037	8,099	8,095

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman XS Trust
5.390% due 05/25/2046	$2,418	$2,419

Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	619	620

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	6,269	6,273

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	9,238	9,239

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	2,947	2,948
5.370% due 10/25/2036	2,685	2,686

Nelnet Student Loan Trust
5.340% due 09/25/2012	4,156	4,159
5.420% due 12/22/2016	8,200	8,206

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	4,873	4,875

Nissan Auto Lease Trust
5.347% due 12/14/2007	105	105

Park Place Securities, Inc.
5.632% due 10/25/2034	4,699	4,711

Residential Asset Mortgage Products, Inc.
4.230% due 05/25/2029	14	14
4.450% due 07/25/2028	331	329

Residential Asset Securities Corp.
5.360% due 08/25/2036	3,066	3,068
5.390% due 11/25/2036	6,745	6,750

Saxon Asset Securities Trust
5.380% due 11/25/2036	3,198	3,199

SBI HELOC Trust
5.490% due 08/25/2036	4,255	4,259

Securitized Asset-Backed Receivables LLC Trust
5.440% due 05/25/2037	9,300	9,300

SLM Student Loan Trust
5.355% due 10/25/2016	9,300	9,306

Soundview Home Equity Loan Trust
5.420% due 10/25/2036	8,430	8,436

Structured Asset Securities Corp.
4.370% due 10/25/2034	250	249
5.370% due 10/25/2036	7,391	7,394
5.420% due 07/25/2035	802	803
5.610% due 01/25/2033	73	73

USAA Auto Owner Trust
5.337% due 07/11/2008	6,700	6,701

Wachovia Auto Owner Trust
5.337% due 06/20/2008	7,600	7,601

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	4,446	4,449
5.440% due 12/25/2035	5,901	5,904

Total Asset-Backed Securities (Cost $286,598)		286,721

SOVEREIGN ISSUES 0.7%
China Development Bank
5.000% due 10/15/2015	900	861

Korea Development Bank
5.490% due 04/03/2010	25,000	25,022

South Africa Government International Bond
5.875% due 05/30/2022	500	490

Total Sovereign Issues (Cost $26,392)		26,373

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	4,400	$2,543

Total Foreign Currency-Denominated Issues (Cost $2,505)			2,543

		SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049		1,239	12,909

Total Preferred Stocks (Cost $13,056)			12,909

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.7%

CERTIFICATES OF DEPOSIT 6.1%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$13,600	13,606

Barclays Bank PLC
5.281% due 03/17/2008		28,400	28,404

BNP Paribas
5.262% due 07/03/2008		13,100	13,097
5.262% due 05/28/2008		5,200	5,202

Calyon Financial, Inc.
5.340% due 01/16/2009		9,900	9,902

Dexia S.A.
5.270% due 09/29/2008		34,500	34,510

Fortis Bank NY
5.265% due 04/28/2008		14,100	14,107
5.265% due 06/30/2008		5,100	5,102

Nordea Bank Finland PLC
5.267% due 03/31/2008		4,800	4,801
5.308% due 05/28/2008		5,000	5,003
5.308% due 04/09/2009		14,300	14,308

Royal Bank of Canada
5.267% due 06/30/2008		17,100	17,115

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		12,600	12,600
5.265% due 03/26/2008		10,300	10,299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinav Enskilda BK
5.340% due 08/21/2008	$14,500	$14,506
5.350% due 02/13/2009	8,300	8,306

Societe Generale NY
5.268% due 03/28/2008	4,200	4,203
5.269% due 06/30/2008	1,100	1,101
5.270% due 03/26/2008	8,100	8,100

		224,272

COMMERCIAL PAPER 20.6%
Bank of America Corp.
5.215% due 10/04/2007	37,900	37,414
5.220% due 10/04/2007	38,600	38,583
5.250% due 10/04/2007	2,400	2,367

Bank of Ireland
5.225% due 11/08/2007	3,600	3,583

Cox Communications, Inc.
5.619% due 09/17/2007	3,500	3,500

Danske Corp.
5.205% due 10/12/2007	11,800	11,673

Freddie Mac
4.800% due 07/02/2007	113,200	113,200

HBOS Treasury Services PLC
5.230% due 11/13/2007	6,500	6,471

Natixis S.A.
5.240% due 09/21/2007	1,300	1,295

Rabobank USA Financial Corp.
5.330% due 07/26/2007	102,500	102,500

San Paolo IMI U.S. Financial Co.
5.230% due 08/08/2007	16,400	16,326

Societe Generale NY
5.180% due 11/26/2007	700	685
5.210% due 11/26/2007	1,800	1,781
5.226% due 11/26/2007	67,700	67,356
5.245% due 11/26/2007	24,500	24,204
5.246% due 11/26/2007	4,700	4,644
5.250% due 11/26/2007	500	493

Svenska Handelsbanken, Inc.
5.203% due 10/09/2007	29,300	29,088

UBS Finance Delaware LLC
5.145% due 10/23/2007	1,700	1,693
5.200% due 10/23/2007	94,000	93,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.205% due 10/23/2007	$3,900	$3,890
5.215% due 10/23/2007	900	890
5.230% due 10/23/2007	7,600	7,559
5.235% due 10/23/2007	4,400	4,356
5.245% due 10/23/2007	700	692

Unicredito Italiano SpA
5.185% due 01/22/2008	73,600	71,993

Westpac Banking Corp.
5.165% due 11/05/2007	44,300	43,472
5.230% due 11/05/2007	2,800	2,788
5.240% due 11/05/2007	1,200	1,186

Westpac Trust Securities NZ Ltd.
5.240% due 10/19/2007	60,400	59,960

		757,221

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	7,112	7,112

(Dated 06/29/2007. Collateralized by Freddie Mac 5.400% due 06/15/2010 valued at $7,259. Repurchase proceeds are $7,115.)

U.S. TREASURY BILLS 0.8%
4.621% due 08/30/2007 - 09/13/2007 (b)(d)(f)	29,860	29,543

Total Short-Term Instruments (Cost $1,018,160)		1,018,148

PURCHASED OPTIONS (h) 0.2%
(Cost $16,475)		5,853

Total Investments (e) 119.7% (Cost $4,451,256)		$4,398,751

Written Options (i) (0.2%) (Premiums $16,146)		(5,904)

Other Assets and Liabilities (Net) (19.5%)		(717,070)

Net Assets 100.0%		$3,675,777

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $7,178 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $205,868 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(f) Securities with an aggregate market value of $20,629 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2007	444	$(632)
90-Day Euribor December Futures	Long	12/2008	174	(390)
90-Day Euribor June Futures	Long	06/2008	459	(981)
90-Day Euribor March Futures	Long	03/2008	209	(414)
90-Day Euribor September Futures	Long	09/2008	451	(407)
90-Day Eurodollar December Futures	Long	12/2007	4,365	(4,972)
90-Day Eurodollar December Futures	Long	12/2008	2,346	(1,336)
90-Day Eurodollar June Futures	Long	06/2008	8,706	(9,100)
90-Day Eurodollar March Futures	Long	03/2008	9,007	(9,295)
90-Day Eurodollar March Futures	Long	03/2009	214	(313)
90-Day Eurodollar September Futures	Long	09/2008	1,885	(925)
90-Day Euroyen December Futures	Long	12/2007	604	(68)
Euro-Bund 10-Year Note September Futures	Short	09/2007	75	(53)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	13	(11)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	221	(250)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	430	(967)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	36	(61)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	362	(640)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	422	(772)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	243	(520)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	115	(301)

				$(32,408)

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	$10,000	$87
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	2,100	10
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	2,300	(2)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	400	7
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	5,300	24
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	4,200	20
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	2,500	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	44,000	336
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	25,600	151
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	1,600	6
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009	4,000	(1)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	17,200	1
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	1,000	6
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	1,200	41
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	1,200	27
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	4,200	(3)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	2,200	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	5,000	14
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		07/20/2011	600	24
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	3,100	105
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	3,000	40
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	1,300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	3,000	1
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	11,000	3

							$898

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Total Return Portfolio (Cont.)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	9,300	$(5)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	16,700	97
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		4,300	30
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		11,000	73
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		5,900	120
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		14,200	263
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	19
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		1,200	(13)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,200	128
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		26,700	(9)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		18,700	377
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		6,300	(33)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		9,600	(69)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		2,400	(21)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,400	(77)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		9,300	(98)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		1,800	(17)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		1,500	(15)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,900	31
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	24,100	(236)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		13,600	(196)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		14,400	(259)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,900	268
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		3,200	774
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,800	(66)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		14,400	(146)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		28,500	(697)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		74,700	(235)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		5,000	287
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		53,900	(531)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		5,500	1,145
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		17,500	(1,164)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,200	208
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		12,700	(187)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		21,200	(80)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		10,000	2,182
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		1,400	69
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	1,270,000	(28)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		9,500,000	(49)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,050,000	(30)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		22,300,000	(64)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		700,000	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		18,200,000	(298)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	12,100	7
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		46,500	(38)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$66,300	6
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		118,400	(129)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		17,200	160
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		64,200	(71)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		230,400	(498)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		730,900	551
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		77,400	(378)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		200	0
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		81,500	(641)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		15,400	(100)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,500	41
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		230,400	(529)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		68,700	(134)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		27,900	449

							$141

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.750	09/17/2007	400	$4	$0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	1,774	17	0

				$21	$0

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	26,000	$120	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		84,000	480	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		58,000	323	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		56,000	271	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		$76,000	309	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		39,000	172	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		261,000	1,258	513
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	08/08/2007		72,000	67	60
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		100,000	287	30
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		89,000	199	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		236,900	1,254	293
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		349,600	1,237	688
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		66,000	273	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		150,000	390	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		316,400	1,671	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		144,000	326	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		240,000	306	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		109,000	439	53
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		222,600	1,104	357
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		386,900	2,276	478
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		94,900	377	187
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		380,900	1,304	864
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		201,000	573	680

								$15,016	$4,205

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$3,000	$131	$231
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	3,000	131	74
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	2,000	91	143
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	2,000	78	54
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	3,000	126	204
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	3,000	126	84
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	9,000	378	602
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	9,000	377	256

					$1,438	$1,648

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	1,025	$330	$625
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	553	173	147
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	133	27	14
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	187	22	9
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	248	134	27
Put - CBOT U.S. Treasury 10-Year Note September Futures	104.000	08/24/2007	777	301	170
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	876	305	411

				$1,292	$1,403

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	10,000	$120	$0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		36,000	493	0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		25,000	322	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		24,000	271	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		$33,000	290	2
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		112,900	1,265	569
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.570%	08/08/2007		18,000	70	80
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		22,000	274	46
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		15,000	204	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		102,000	1,202	312
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		152,000	1,259	765
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		34,000	367	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		28,400	297	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		138,000	1,680	0

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Schedule of Investments Total Return Portfolio (Cont.)	June 30, 2007 (Unaudited)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$24,000	$278	$1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	46,000	307	3
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	13,000	148	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	47,000	433	63
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	97,000	1,164	347
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	106,500	1,417	325
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	62,000	763	212
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	41,100	371	207
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	128,100	1,298	910
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	67,000	561	658

							$14,854	$4,501

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.500%	05/15/2017	$79,600	$76,247	$76,909
U.S. Treasury Notes	4.625%	02/15/2017	11,300	10,989	11,151

				$87,236	$88,060

(2) Market value includes $771 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	13,512	07/2007	$82	$0	$82
Sell		152	07/2007	0	(2)	(2)
Buy	BRL	134,709	10/2007	2,711	0	2,711
Buy		72,223	03/2008	2,203	0	2,203
Buy	CAD	8,794	08/2007	37	0	37
Buy	CLP	709,183	03/2008	0	(4)	(4)
Buy	CNY	3,842	09/2007	10	0	10
Sell		3,842	09/2007	0	(1)	(1)
Buy		49,610	11/2007	51	0	51
Sell		49,610	11/2007	5	(12)	(7)
Buy		23,778	01/2008	0	(21)	(21)
Sell		23,778	01/2008	1	(3)	(2)
Buy	EUR	8,967	07/2007	117	0	117
Sell	GBP	6,996	08/2007	0	(74)	(74)
Buy	IDR	24,255,000	05/2008	0	(114)	(114)
Buy	INR	187,331	10/2007	20	(1)	19
Buy		1,010	11/2007	0	0	0
Buy		122,664	05/2008	50	0	50
Sell	JPY	1,031,294	07/2007	121	0	121
Buy	KRW	6,070,349	07/2007	44	0	44
Sell		668,852	07/2007	0	(3)	(3)
Buy		1,157,326	08/2007	0	(1)	(1)
Buy		6,709,511	09/2007	18	0	18
Buy	MXN	41,747	09/2007	54	0	54
Buy		153,994	03/2008	126	(2)	124
Buy	MYR	28,483	05/2008	0	(123)	(123)
Buy	NZD	1,690	07/2007	32	0	32
Buy	PHP	391,443	05/2008	0	(108)	(108)
Buy	PLN	34,725	09/2007	221	(2)	219
Buy		6,468	03/2008	29	0	29
Buy	RUB	100,792	09/2007	51	0	51
Buy		90,414	11/2007	90	0	90
Buy		235,816	12/2007	209	0	209
Buy		381,762	01/2008	66	0	66
Buy	SEK	15,753	09/2007	28	0	28
Buy	SGD	21,054	07/2007	0	(88)	(88)
Buy		6,884	08/2007	25	(13)	12
Buy		860	09/2007	0	(2)	(2)
Buy		23,617	10/2007	69	(6)	63
Buy	ZAR	964	09/2007	3	0	3
Buy		148	03/2008	0	0	0

				$6,473	$(580)	$5,893

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PHP	Philippines Peso
EUR	Euro	PLN	Polish Zloty
GBP	Great British Pound	RUB	Russian Ruble
IDR	Indonesian Rupiah	SEK	Swedish Krona
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen	ZAR	South African Rand

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(p) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $8,059,500 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(q) Commodities Index-Linked/Structured Notes  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 0.3% of the Portfolio’s net assets and resulted in unrealized depreciation of $56,678.

(r) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(s) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

(t) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,028,312	$4,878,535	$652,891	$120,358

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP		Premium
Balance at 12/31/2006	2,036	$942,800	EUR 95,000	GBP	11,000	$11,691
Sales	7,169	991,600	0		0	12,533
Closing Buys	(960)	(647,400)	0		(11,000)	(6,704)
Expirations	(4,112)	0	0		0	(1,194)
Exercised	(334)	0	0		0	(180)
Balance at 06/30/2007	3,799	$1,287,000	EUR 95,000	GBP	0	$16,146

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,531	$45,520	8,090	$81,954
Administrative Class	66,886	674,962	83,252	843,490
Advisor Class	1,171	11,807	1,856	18,782
Issued as reinvestment of distributions
Institutional Class	405	4,078	790	8,017
Administrative Class	6,829	68,742	12,178	123,518
Advisor Class	52	522	35	362
Cost of shares redeemed
Institutional Class	(1,973)	(19,907)	(7,223)	(73,276)
Administrative Class	(32,550)	(326,621)	(51,636)	(522,647)
Advisor Class	(235)	(2,374)	(32)	(329)
Net increase resulting from Portfolio share transactions	45,116	$456,729	47,310	$479,871

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	98
Administrative Class	6	62
Advisor Class	3	98

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred

22	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 4,959	$ (57,464)	$ (52,505)

Semiannual Report	June 30, 2007	23

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Advisor

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Advisor Class.

Allocation Breakdown‡

U.S. Government Agencies	42.6%
Short-Term Instruments	23.2%
Corporate Bonds & Notes	20.3%
Asset-Backed Securities	6.5%
Mortgage-Backed Securities	4.9%
Other	2.5%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	Portfolio Inception (02/28/06)
PIMCO Total Return Portfolio Advisor Class	0.32%	4.90%	2.55%
Lehman Brothers Aggregate Bond Index±	0.98%	6.12%	3.73%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers Aggregate Bond Index represents securities that are taxable and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$1,003.23	$1,021.08
Expenses Paid During Period†	$3.73	$3.76

† Expenses are equal to the Portfolio’s Advisor Class annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Portfolio’s above-benchmark duration detracted from returns as yields rose in the first half of the year.

»	An emphasis on the front-end of the U.S. yield curve contributed to returns as the curve steepened as measured by the difference between two- and 30-year yields.

»	A slight overweight to mortgage-backed securities for the majority of the period detracted from returns as this sector underperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as the sector outperformed like-duration Treasuries.

»	An allocation to major non-U.S. markets moderately detracted from returns as developed countries underperformed Treasuries.

»	Emerging market and high-yield bonds added to performance as strong demand for their attractive yields allowed these sectors to outperform like-duration Treasuries.

»	Moderate exposure to a broad basket of currencies boosted returns as most emerging and developed market currencies appreciated relative to the U.S. dollar.

4	PIMCO Variable Insurance Trust

Financial Highlights  Total Return Portfolio

Selected per Share Data for the Period Ended:	06/30/2007+	02/28/2006–12/31/2006

Advisor Class
Net asset value beginning of period	$10.12	$10.24
Net investment income (a)	0.23	0.38
Net realized/unrealized (loss) on investments (a)	(0.20)	(0.08)
Total income from investment operations	0.03	0.30
Dividends from net investment income	(0.23)	(0.37)
Distributions from net realized capital gains	0.00	(0.05)
Total distributions	(0.23)	(0.42)
Net asset value end of period	$9.92	$10.12
Total return	0.32%	3.09%
Net assets end period (000s)	$28,241	$18,811
Ratio of expenses to average net assets	0.75%*	0.77%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%*
Ratio of net investment income to average net assets	4.65%*	4.49%*
Portfolio turnover rate	160%	303%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Total Return Portfolio

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$4,398,751
Cash	2,364
Foreign currency, at value	31,870
Receivable for investments sold	140,931
Receivable for investments sold on a delayed-delivery basis	14,207
Receivable for Portfolio shares sold	12,294
Interest and dividends receivable	14,571
Variation margin receivable	4,999
Swap premiums paid	9,683
Unrealized appreciation on foreign currency contracts	6,473
Unrealized appreciation on swap agreements	8,189
4,644,332

Liabilities:
Payable for investments purchased	$726,520
Payable for investments purchased on a delayed-delivery basis	46,689
Payable for Portfolio shares redeemed	74,637
Payable for short sales	88,060
Written options outstanding	5,904
Dividends payable	1,806
Accrued investment advisory fee	783
Accrued administration fee	783
Accrued distribution fee	12
Accrued servicing fee	395
Variation margin payable	638
Swap premiums received	14,553
Unrealized depreciation on foreign currency contracts	580
Unrealized depreciation on swap agreements	7,150
Other liabilities	45
968,555

Net Assets	$3,675,777

Net Assets Consist of:
Paid in capital	$3,791,949
Undistributed net investment income	1,072
Accumulated undistributed net realized (loss)	(49,476)
Net unrealized (depreciation)	(67,768)
$3,675,777

Net Assets:
Institutional Class	$185,047
Administrative Class	3,462,489
Advisor Class	28,241

Shares Issued and Outstanding:
Institutional Class	18,653
Administrative Class	349,007
Advisor Class	2,847

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.92
Administrative Class	9.92
Advisor Class	9.92

Cost of Investments Owned	$4,451,256
Cost of Foreign Currency Held	$31,778
Proceeds Received on Short Sales	$87,236
Premiums Received on Written Options	$16,146

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest, net of foreign taxes*	$92,861
Dividends	484
Miscellaneous income	64
Total Income	93,409

Expenses:
Investment advisory fees	4,312
Administration fees	4,312
Servicing fees – Administrative Class	2,447
Distribution and/or servicing fees – Advisor Class	28
Trustees’ fees	34
Legal fees	1
Total Expenses	11,134

Net Investment Income	82,275

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(6,410)
Net realized (loss) on futures contracts, written options and swaps	(29,590)
Net realized gain on foreign currency transactions	3,042
Net change in unrealized (depreciation) on investments	(40,500)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(4,370)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	5,410
Net (Loss)	(72,418)

Net Increase in Net Assets Resulting from Operations	$9,857

*Foreign tax withholding	$45

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase in Net Assets from:

Operations:
Net investment income	$82,275	$132,299
Net realized gain (loss)	(32,958)	5,631
Net change in unrealized (depreciation)	(39,460)	(21,541)
Net increase resulting from operations	9,857	116,389

Distributions to Shareholders:
From net investment income
Institutional Class	(4,078)	(7,166)
Administrative Class	(78,465)	(127,175)
Advisor Class	(522)	(267)
From net realized capital gains
Institutional Class	0	(917)
Administrative Class	0	(16,487)
Advisor Class	0	(95)

Total Distributions	(83,065)	(152,107)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	45,520	81,954
Administrative Class	674,962	843,490
Advisor Class	11,807	18,782
Issued as reinvestment of distributions
Institutional Class	4,078	8,017
Administrative Class	68,742	123,518
Advisor Class	522	362
Cost of shares redeemed
Institutional Class	(19,907)	(73,276)
Administrative Class	(326,621)	(522,647)
Advisor Class	(2,374)	(329)
Net increase resulting from Portfolio share transactions	456,729	479,871

Total Increase in Net Assets	383,521	444,153

Net Assets:
Beginning of period	3,292,256	2,848,103
End of period*	$3,675,777	$3,292,256

*Including undistributed net investment income of:	$1,072	$1,862

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
CSC Holdings, Inc.
7.070% due 02/24/2013	$2,574	$2,576

Freeport-McMoRan Copper & Gold, Inc.
9.000% due 03/19/2014	518	519

Fresenius Medical Care Capital Trust
6.725% due 03/22/2013	4,410	4,413
6.735% due 03/22/2013	577	578

HCA, Inc.
7.100% due 11/17/2012	5,000	5,014

Kinder Morgan, Inc.
7.000% due 11/24/2013	10,000	9,981

SLM Corp.
6.000% due 06/30/2008	8,100	8,060

Total Bank Loan Obligations (Cost $31,232)		31,141

CORPORATE BONDS & NOTES 24.3%

BANKING & FINANCE 19.0%
AIG-Fp Matched Funding Corp.
5.360% due 06/16/2008	6,200	6,210

American Express Bank FSB
5.330% due 10/16/2008	8,100	8,100
5.380% due 10/20/2009	6,800	6,805

American Express Centurion Bank
5.320% due 05/07/2008	6,200	6,201
5.340% due 06/12/2009	9,100	9,104

American Express Credit Corp.
5.380% due 11/09/2009	6,700	6,706

American International Group, Inc.
5.050% due 10/01/2015	1,300	1,240
5.370% due 06/16/2009	5,400	5,422
6.250% due 03/15/2037	2,100	1,992

Bank of America Corp.
5.366% due 11/06/2009	4,000	4,000
5.450% due 09/18/2009	6,100	6,105

Bank of America N.A.
5.355% due 07/25/2008	11,200	11,207
5.360% due 12/18/2008	5,400	5,403
5.360% due 02/27/2009	5,200	5,204
6.000% due 10/15/2036	2,100	2,034

Bear Stearns Cos., Inc.
5.450% due 03/30/2009	7,100	7,105
5.450% due 08/21/2009	9,100	9,093
5.480% due 05/18/2010	12,200	12,193
5.655% due 01/30/2009	7,180	7,200

BNP Paribas
5.186% due 06/29/2049	15,600	14,569

C10 Capital SPV Ltd.
6.722% due 12/31/2049	4,300	4,198

CIT Group, Inc.
5.480% due 08/17/2009	7,100	7,076
5.505% due 01/30/2009	13,700	13,683
5.510% due 12/19/2008	2,400	2,399

Citigroup Funding, Inc.
5.320% due 04/23/2009	4,000	4,002
5.350% due 12/08/2008	2,000	2,001
5.360% due 06/26/2009	5,300	5,298

Citigroup, Inc.
5.390% due 12/28/2009	5,300	5,304
5.400% due 12/26/2008	26,880	26,903
6.125% due 08/25/2036	15,000	14,778

Credit Agricole S.A.
5.360% due 05/28/2009	5,900	5,903
5.410% due 05/28/2010	6,800	6,804

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DBS Bank Ltd.
5.580% due 05/16/2017	$1,000	$1,002

DnB NORBank ASA
5.425% due 10/13/2009	5,700	5,703

Export-Import Bank of China
4.875% due 07/21/2015	900	854

Export-Import Bank of Korea
4.125% due 02/10/2009	140	137
5.450% due 06/01/2009	8,500	8,504

General Electric Capital Corp.
5.385% due 10/26/2009	12,500	12,509
5.390% due 01/05/2009	11,000	11,009
5.410% due 10/06/2010	4,600	4,604
5.428% due 01/20/2010	5,400	5,411
5.430% due 08/15/2011	14,200	14,196
5.455% due 10/21/2010	14,360	14,388

General Motors Acceptance Corp.
6.510% due 09/23/2008	3,900	3,901

GMAC LLC
6.000% due 12/15/2011	1,100	1,047

Goldman Sachs Group, Inc.
5.400% due 12/23/2008	1,600	1,601
5.410% due 03/30/2009	8,700	8,706
5.447% due 11/10/2008	7,100	7,111
5.450% due 12/22/2008	4,800	4,806
5.450% due 06/23/2009	13,070	13,086
5.455% due 07/29/2008	6,000	6,009

HBOS PLC
5.920% due 09/29/2049	1,100	1,033

HBOS Treasury Services PLC
5.397% due 07/17/2009	10,400	10,412

HSBC Bank USA N.A.
5.430% due 09/21/2007	14,500	14,504
5.500% due 06/10/2009	7,700	7,724

HSBC Finance Corp.
5.415% due 10/21/2009	4,500	4,503
5.490% due 09/15/2008	3,600	3,608
5.500% due 12/05/2008	5,900	5,915

HSBC Holdings PLC
6.500% due 05/02/2036	2,300	2,371

John Deere Capital Corp.
5.406% due 07/15/2008	6,400	6,406

JPMorgan Chase & Co.
5.370% due 06/26/2009	4,900	4,906
5.396% due 05/07/2010	9,700	9,707

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	1,200	1,159

Lehman Brothers Holdings, Inc.
5.410% due 12/23/2008	800	801
5.440% due 04/03/2009	5,300	5,307
5.460% due 08/21/2009	11,900	11,907
5.460% due 11/16/2009	15,260	15,275
5.500% due 05/25/2010	5,200	5,200
5.579% due 07/18/2011	4,800	4,811
5.607% due 11/10/2009	4,500	4,514

Longpoint Re Ltd.
10.609% due 05/08/2010	2,900	2,900

Merrill Lynch & Co., Inc.
5.390% due 12/22/2008	3,500	3,501
5.395% due 10/23/2008	7,500	7,511
5.406% due 05/08/2009	3,500	3,502
5.440% due 12/04/2009	7,300	7,304
5.450% due 08/14/2009	6,200	6,207
5.555% due 07/25/2011	8,500	8,501

MetLife, Inc.
6.400% due 12/15/2036	1,700	1,580

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Metropolitan Life Global Funding I
5.125% due 11/09/2011	$8,200	$8,074
5.400% due 05/17/2010	15,200	15,211

Morgan Stanley
5.360% due 11/21/2008	4,900	4,900
5.406% due 05/07/2009	8,700	8,705
5.446% due 01/15/2010	8,200	8,205
5.467% due 02/09/2009	14,600	14,624

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	700	689

Mystic Re Ltd.
15.360% due 06/07/2011	3,000	3,007

National Australia Bank Ltd.
5.400% due 09/11/2009	5,300	5,308

Osiris Capital PLC
10.356% due 01/15/2010	3,100	3,130

Petroleum Export Ltd.
5.265% due 06/15/2011	829	809

Phoenix Quake Ltd.
7.800% due 07/03/2008	800	805

Phoenix Quake Wind I Ltd.
7.800% due 07/03/2008	800	803

Phoenix Quake Wind II Ltd.
8.850% due 07/03/2008	400	380

Premium Asset Trust
5.735% due 09/08/2007	100	100

Residential Capital LLC
6.460% due 05/22/2009	7,900	7,867

Residential Reinsurance 2007 Ltd.
15.610% due 06/07/2010	1,500	1,501

Resona Bank Ltd.
5.850% due 09/29/2049	1,200	1,149

Royal Bank of Scotland Group PLC
5.405% due 07/21/2008	11,400	11,410

Santander U.S. Debt S.A. Unipersonal
5.420% due 09/19/2008	6,900	6,907
5.420% due 11/20/2009	10,900	10,908

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	4,100	3,965

State Street Capital Trust IV
6.355% due 06/15/2037	1,000	1,007

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,200	1,175

UFJ Finance Aruba AEC
6.750% due 07/15/2013	300	317

USB Capital IX
6.189% due 04/15/2049	900	907

VTB Capital S.A. for Vneshtorgbank
5.955% due 08/01/2008	6,000	6,014

Wachovia Bank N.A.
5.320% due 10/03/2008	8,800	8,803
5.350% due 06/27/2008	6,300	6,302
5.400% due 03/23/2009	7,100	7,104

Wachovia Corp.
5.410% due 12/01/2009	4,400	4,405

Wells Fargo & Co.
5.460% due 09/15/2009	6,715	6,733

Westpac Banking Corp.
5.280% due 06/06/2008	4,000	4,001

World Savings Bank FSB
5.485% due 03/02/2009	7,900	7,924

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments Total Return Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ZFS Finance USA Trust I
5.875% due 05/09/2032	$4,400	$4,350

		697,394

INDUSTRIALS 3.5%
Amgen, Inc.
5.440% due 11/28/2008	14,000	14,008

Anadarko Petroleum Corp.
5.760% due 09/15/2009	10,000	10,014

BP AMI Leasing, Inc.
5.370% due 06/26/2009	13,600	13,605

CODELCO, Inc.
6.150% due 10/24/2036	700	696

Comcast Corp.
5.656% due 07/14/2009	7,700	7,704
5.875% due 02/15/2018	1,700	1,650
6.450% due 03/15/2037	1,700	1,644

DaimlerChrysler N.A. Holding Corp.
5.710% due 03/13/2009	2,900	2,907
5.805% due 08/03/2009	6,300	6,336

El Paso Corp.
6.750% due 05/15/2009	6,000	6,082
7.800% due 08/01/2031	1,300	1,323
7.875% due 06/15/2012	5,800	6,092
9.625% due 05/15/2012	800	895

Gaz Capital for Gazprom
6.212% due 11/22/2016	1,200	1,172

HJ Heinz Co.
6.428% due 12/01/2008	1,100	1,111

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	100	116

Peabody Energy Corp.
7.875% due 11/01/2026	2,700	2,808

Pemex Project Funding Master Trust
5.750% due 12/15/2015	2,300	2,259
8.000% due 11/15/2011	100	109
8.625% due 02/01/2022	1,200	1,482
9.500% due 09/15/2027	55	74

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	6,000	6,622

Time Warner, Inc.
5.590% due 11/13/2009	6,600	6,610

Transocean, Inc.
5.560% due 09/05/2008	6,200	6,206

United Airlines, Inc.
6.071% due 03/01/2013	3,313	3,332
8.030% due 01/01/2013 (a)	465	519

Vale Overseas Ltd.
6.250% due 01/23/2017	1,300	1,296
6.875% due 11/21/2036	1,300	1,310

Wal-Mart Stores, Inc.
5.260% due 06/16/2008	14,200	14,198

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,052

		129,232

UTILITIES 1.8%
AT&T, Inc.
5.456% due 02/05/2010	3,600	3,606
5.570% due 11/14/2008	4,200	4,214

BellSouth Corp.
4.240% due 04/26/2008	5,500	5,452
5.460% due 08/15/2008	10,200	10,211

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Entergy Gulf States, Inc.
5.700% due 06/01/2015	$8,300	$7,966
6.000% due 12/01/2012	6,500	6,454

Korea Electric Power Corp.
5.125% due 04/23/2034	90	87

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	657

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	2,600	2,419

TPSA Finance BV
7.750% due 12/10/2008	120	124

TXU Energy Co. LLC
5.860% due 09/16/2008	12,200	12,208

Verizon Communications, Inc.
5.400% due 04/03/2009	14,500	14,510

		67,908

Total Corporate Bonds & Notes (Cost $894,530)		894,534

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,967

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,150	1,136

Total Municipal Bonds & Notes (Cost $4,816)		5,103

COMMODITY INDEX-LINKED NOTES 0.3%
Morgan Stanley
0.000% due 07/07/2008	10,000	9,943

Total Commodity Index-Linked Notes (Cost $10,000)		9,943

U.S. GOVERNMENT AGENCIES 51.0%
Fannie Mae
4.000% due 10/01/2018	414	385
4.500% due 02/01/2035 - 06/25/2043	12,566	12,373
4.673% due 05/25/2035	1,300	1,283
4.709% due 04/01/2035	2,817	2,800
4.759% due 04/01/2035	4,039	4,015
5.000% due 02/25/2017 - 07/01/2037	316,751	299,211
5.380% due 12/25/2036	3,799	3,794
5.500% due 04/01/2014 - 08/01/2037	906,903	877,528
5.647% due 10/01/2032	1,588	1,601
5.648% due 11/01/2035	307	309
5.670% due 03/25/2044	6,205	6,211
6.000% due 04/01/2016 - 07/01/2037	343,211	339,644
6.129% due 09/01/2034	2,519	2,553
6.227% due 06/01/2043 - 07/01/2044	7,760	7,867
6.272% due 12/01/2036	2,514	2,539
6.414% due 09/01/2040	61	62
6.500% due 06/01/2029 - 04/01/2032	362	369
7.000% due 04/25/2023 - 06/01/2032	3,464	3,546
7.130% due 09/01/2039	106	107
7.269% due 11/01/2025	2	2

Federal Housing Administration
7.430% due 01/25/2023	52	53

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.500% due 04/01/2018 - 10/01/2018	$2,330	$2,221
5.000% due 04/01/2018 - 09/01/2035	17,324	16,925
5.470% due 07/15/2019 - 10/15/2020	134,500	134,383
5.500% due 04/01/2033 - 07/01/2037	66,903	64,536
5.550% due 07/15/2037	46,700	46,696
5.620% due 05/15/2036	5,068	5,086
5.770% due 11/15/2030	31	31
5.820% due 09/15/2030	29	30
6.000% due 07/01/2016 - 07/01/2037	20,131	19,992
6.227% due 02/25/2045	875	872
6.500% due 03/01/2013 - 03/01/2034	947	965
7.000% due 06/15/2023	1,869	1,922
7.188% due 07/01/2030	2	2
7.290% due 07/01/2027	2	2
7.412% due 01/01/2028	2	2
7.500% due 07/15/2030 - 03/01/2032	268	278
8.500% due 08/01/2024	15	16

Ginnie Mae
4.500% due 07/20/2030	13	14
4.750% due 02/20/2032	805	807
5.125% due 10/20/2029 - 11/20/2029	272	276
5.375% due 04/20/2026 - 05/20/2030	116	117
5.500% due 04/15/2033 - 09/15/2033	555	540
5.720% due 06/20/2030	1	1
5.820% due 09/20/2030	25	25
6.000% due 07/01/2037	4,000	3,979
6.500% due 03/15/2031 - 04/15/2032	255	260

Small Business Administration
5.130% due 09/01/2023	77	76
6.030% due 02/10/2012	5,089	5,129
6.290% due 01/01/2021	199	204
6.344% due 08/01/2011	650	658
7.449% due 08/01/2010	8	8
7.500% due 04/01/2017	1,025	1,059
8.017% due 02/10/2010	75	77

Total U.S. Government Agencies (Cost $1,913,856)		1,873,441

U.S. TREASURY OBLIGATIONS 0.4%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	7,163	6,490
2.375% due 01/15/2025	7,236	6,959
3.625% due 04/15/2028	1,533	1,777

Total U.S. Treasury Obligations (Cost $16,092)		15,226

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,537	3,464

Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042	395	385
4.875% due 06/10/2039	590	582

Banc of America Funding Corp.
4.113% due 05/25/2035	4,996	4,893

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	1,316	1,331
6.500% due 09/25/2033	507	508

10	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	$18,398	$18,195
4.773% due 01/25/2034	2,930	2,916
5.044% due 04/25/2033	1,332	1,331
5.329% due 02/25/2033	350	355
5.626% due 02/25/2033	292	290
6.337% due 11/25/2030	9	9

Bear Stearns Alt-A Trust
5.377% due 05/25/2035	6,929	6,900

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	3,703	3,708

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,783	1,752

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,562	6,608

Countrywide Alternative Loan Trust
4.673% due 08/25/2034	142	141
5.500% due 05/25/2047	5,426	5,441

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	2,050	2,037
5.590% due 05/25/2034	415	415

CS First Boston Mortgage Securities Corp.
6.890% due 06/25/2032	44	44

First Nationwide Trust
6.750% due 08/21/2031	38	38

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	6,949	6,955
5.400% due 01/25/2047	6,845	6,849

Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036	915	895

GS Mortgage Securities Corp. II
5.396% due 08/10/2038	905	886
5.410% due 03/06/2020	23,300	23,326

GSR Mortgage Loan Trust
4.538% due 09/25/2035	21,739	21,427

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	10,742	10,757
5.510% due 01/19/2038	13,936	13,960
5.540% due 05/19/2035	1,497	1,499

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	4,597	4,601

Indymac ARM Trust
6.633% due 01/25/2032	7	7

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	4,816	4,819

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	1,564	1,565

Merrill Lynch Mortgage Trust
4.353% due 02/12/2042	515	505

Morgan Stanley Capital I
4.050% due 01/13/2041	530	515
5.380% due 10/15/2020	3,999	4,005

Prime Mortgage Trust
5.720% due 02/25/2019	242	243
5.720% due 02/25/2034	1,113	1,116

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,215	1,215

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	190	190

Structured Asset Securities Corp.
6.063% due 02/25/2032	24	24
6.150% due 07/25/2032	30	30

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	$5,791	$5,791

Wachovia Bank Commercial Mortgage Trust
5.400% due 06/15/2020	10,800	10,803
5.410% due 09/15/2021	19,057	19,067

Washington Mutual, Inc.
5.094% due 10/25/2032	283	282
5.610% due 10/25/2045	1,633	1,637
6.229% due 11/25/2042	1,259	1,260
6.429% due 08/25/2042	3,106	3,117

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	8,237	8,127

Total Mortgage-Backed Securities (Cost $217,544)		216,816

ASSET-BACKED SECURITIES 7.8%
ACE Securities Corp.
5.370% due 12/25/2036	2,407	2,409

American Express Credit Account Master Trust
5.430% due 09/15/2010	35,400	35,451

Amortizing Residential Collateral Trust
5.590% due 06/25/2032	353	353

Argent Securities, Inc.
5.370% due 09/25/2036	2,645	2,646

Asset-Backed Funding Certificates
5.380% due 11/25/2036	6,333	6,337
5.380% due 01/25/2037	4,974	4,977

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	2,881	2,883
5.410% due 06/25/2047	4,699	4,702

Carrington Mortgage Loan Trust
5.470% due 09/25/2035	631	632

Chase Credit Card Master Trust
5.430% due 02/15/2011	9,900	9,921

CitiFinancial Mortgage Securities, Inc.
3.221% due 10/25/2033	4	4

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	7,522	7,525
5.370% due 05/25/2037	8,717	8,726
5.370% due 12/25/2046	2,594	2,595

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	4,728	4,731

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	7,360	7,363

EMC Mortgage Loan Trust
5.690% due 05/25/2040	686	688

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	8,596	8,601

First USA Credit Card Master Trust
5.480% due 04/18/2011	16,500	16,544

Fremont Home Loan Trust
5.380% due 01/25/2037	4,635	4,634
5.390% due 02/25/2037	3,480	3,482

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	8,877	8,886

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	3,457	3,459

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	4,263	4,264

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	2,735	2,737
5.380% due 04/01/2037	8,099	8,095

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman XS Trust
5.390% due 05/25/2046	$2,418	$2,419

Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	619	620

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	6,269	6,273

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	9,238	9,239

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	2,947	2,948
5.370% due 10/25/2036	2,685	2,686

Nelnet Student Loan Trust
5.340% due 09/25/2012	4,156	4,159
5.420% due 12/22/2016	8,200	8,206

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	4,873	4,875

Nissan Auto Lease Trust
5.347% due 12/14/2007	105	105

Park Place Securities, Inc.
5.632% due 10/25/2034	4,699	4,711

Residential Asset Mortgage Products, Inc.
4.230% due 05/25/2029	14	14
4.450% due 07/25/2028	331	329

Residential Asset Securities Corp.
5.360% due 08/25/2036	3,066	3,068
5.390% due 11/25/2036	6,745	6,750

Saxon Asset Securities Trust
5.380% due 11/25/2036	3,198	3,199

SBI HELOC Trust
5.490% due 08/25/2036	4,255	4,259

Securitized Asset-Backed Receivables LLC Trust
5.440% due 05/25/2037	9,300	9,300

SLM Student Loan Trust
5.355% due 10/25/2016	9,300	9,306

Soundview Home Equity Loan Trust
5.420% due 10/25/2036	8,430	8,436

Structured Asset Securities Corp.
4.370% due 10/25/2034	250	249
5.370% due 10/25/2036	7,391	7,394
5.420% due 07/25/2035	802	803
5.610% due 01/25/2033	73	73

USAA Auto Owner Trust
5.337% due 07/11/2008	6,700	6,701

Wachovia Auto Owner Trust
5.337% due 06/20/2008	7,600	7,601

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	4,446	4,449
5.440% due 12/25/2035	5,901	5,904

Total Asset-Backed Securities (Cost $286,598)		286,721

SOVEREIGN ISSUES 0.7%
China Development Bank
5.000% due 10/15/2015	900	861

Korea Development Bank
5.490% due 04/03/2010	25,000	25,022

South Africa Government International Bond
5.875% due 05/30/2022	500	490

Total Sovereign Issues (Cost $26,392)		26,373

See Accompanying Notes	Semiannual Report	June 30, 2007	11

Schedule of Investments Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	4,400	$2,543

Total Foreign Currency-Denominated Issues (Cost $2,505)			2,543

		SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049		1,239	12,909

Total Preferred Stocks (Cost $13,056)			12,909

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.7%

CERTIFICATES OF DEPOSIT 6.1%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$13,600	13,606

Barclays Bank PLC
5.281% due 03/17/2008		28,400	28,404

BNP Paribas
5.262% due 07/03/2008		13,100	13,097
5.262% due 05/28/2008		5,200	5,202

Calyon Financial, Inc.
5.340% due 01/16/2009		9,900	9,902

Dexia S.A.
5.270% due 09/29/2008		34,500	34,510

Fortis Bank NY
5.265% due 04/28/2008		14,100	14,107
5.265% due 06/30/2008		5,100	5,102

Nordea Bank Finland PLC
5.267% due 03/31/2008		4,800	4,801
5.308% due 05/28/2008		5,000	5,003
5.308% due 04/09/2009		14,300	14,308

Royal Bank of Canada
5.267% due 06/30/2008		17,100	17,115

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		12,600	12,600
5.265% due 03/26/2008		10,300	10,299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Skandinav Enskilda BK
5.340% due 08/21/2008	$14,500	$14,506
5.350% due 02/13/2009	8,300	8,306

Societe Generale NY
5.268% due 03/28/2008	4,200	4,203
5.269% due 06/30/2008	1,100	1,101
5.270% due 03/26/2008	8,100	8,100

		224,272

COMMERCIAL PAPER 20.6%
Bank of America Corp.
5.215% due 10/04/2007	37,900	37,414
5.220% due 10/04/2007	38,600	38,583
5.250% due 10/04/2007	2,400	2,367

Bank of Ireland
5.225% due 11/08/2007	3,600	3,583

Cox Communications, Inc.
5.619% due 09/17/2007	3,500	3,500

Danske Corp.
5.205% due 10/12/2007	11,800	11,673

Freddie Mac
4.800% due 07/02/2007	113,200	113,200

HBOS Treasury Services PLC
5.230% due 11/13/2007	6,500	6,471

Natixis S.A.
5.240% due 09/21/2007	1,300	1,295

Rabobank USA Financial Corp.
5.330% due 07/26/2007	102,500	102,500

San Paolo IMI U.S. Financial Co.
5.230% due 08/08/2007	16,400	16,326

Societe Generale NY
5.180% due 11/26/2007	700	685
5.210% due 11/26/2007	1,800	1,781
5.226% due 11/26/2007	67,700	67,356
5.245% due 11/26/2007	24,500	24,204
5.246% due 11/26/2007	4,700	4,644
5.250% due 11/26/2007	500	493

Svenska Handelsbanken, Inc.
5.203% due 10/09/2007	29,300	29,088

UBS Finance Delaware LLC
5.145% due 10/23/2007	1,700	1,693
5.200% due 10/23/2007	94,000	93,579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.205% due 10/23/2007	$3,900	$3,890
5.215% due 10/23/2007	900	890
5.230% due 10/23/2007	7,600	7,559
5.235% due 10/23/2007	4,400	4,356
5.245% due 10/23/2007	700	692

Unicredito Italiano SpA
5.185% due 01/22/2008	73,600	71,993

Westpac Banking Corp.
5.165% due 11/05/2007	44,300	43,472
5.230% due 11/05/2007	2,800	2,788
5.240% due 11/05/2007	1,200	1,186

Westpac Trust Securities NZ Ltd.
5.240% due 10/19/2007	60,400	59,960

		757,221

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 07/02/2007	7,112	7,112

(Dated 06/29/2007. Collateralized by Freddie Mac 5.400% due 06/15/2010 valued at $7,259. Repurchase proceeds are $7,115.)

U.S. TREASURY BILLS 0.8%
4.621% due 08/30/2007 - 09/13/2007 (b)(d)(f)	29,860	29,543

Total Short-Term Instruments (Cost $1,018,160)		1,018,148

PURCHASED OPTIONS (h) 0.2%
(Cost $16,475)		5,853

Total Investments (e) 119.7% (Cost $4,451,256)		$4,398,751

Written Options (i) (0.2%) (Premiums $16,146)		(5,904)

Other Assets and Liabilities (Net) (19.5%)		(717,070)

Net Assets 100.0%		$3,675,777

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $7,178 have been pledged as collateral for swap and swaption contracts on June 30, 2007.

(e) As of June 30, 2007, portfolio securities with an aggregate value of $205,868 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

12	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

(f) Securities with an aggregate market value of $20,629 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Euribor December Futures	Long	12/2007	444	$(632)
90-Day Euribor December Futures	Long	12/2008	174	(390)
90-Day Euribor June Futures	Long	06/2008	459	(981)
90-Day Euribor March Futures	Long	03/2008	209	(414)
90-Day Euribor September Futures	Long	09/2008	451	(407)
90-Day Eurodollar December Futures	Long	12/2007	4,365	(4,972)
90-Day Eurodollar December Futures	Long	12/2008	2,346	(1,336)
90-Day Eurodollar June Futures	Long	06/2008	8,706	(9,100)
90-Day Eurodollar March Futures	Long	03/2008	9,007	(9,295)
90-Day Eurodollar March Futures	Long	03/2009	214	(313)
90-Day Eurodollar September Futures	Long	09/2008	1,885	(925)
90-Day Euroyen December Futures	Long	12/2007	604	(68)
Euro-Bund 10-Year Note September Futures	Short	09/2007	75	(53)
U.S. Treasury 10-Year Note September Futures	Short	09/2007	13	(11)
U.S. Treasury 30-Year Bond September Futures	Long	09/2007	221	(250)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	430	(967)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	36	(61)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	362	(640)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	422	(772)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	243	(520)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	115	(301)

				$(32,408)

(g) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	$10,000	$87
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	2,100	10
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	2,300	(2)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	400	7
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	5,300	24
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	4,200	20
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	2,500	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	44,000	336
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	25,600	151
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		04/20/2009	1,600	6
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.520%		05/20/2009	4,000	(1)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	17,200	1
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	1,000	6
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	1,200	41
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	1,200	27
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	4,200	(3)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	2,200	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	5,000	14
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		07/20/2011	600	24
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	3,100	105
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.170%		04/20/2017	3,000	40
Morgan Stanley	Russia Government International Bond 7.500% due 03/31/2030	Sell	0.245%		06/20/2008	1,300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	3,000	1
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	11,000	3

							$898

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Semiannual Report	June 30, 2007	13

Schedule of Investments  Total Return Portfolio (Cont.)

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	7.000%	12/15/2009	AUD	9,300	$(5)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	11.360%	01/04/2010	BRL	16,700	97
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	11.465%	01/04/2010		4,300	30
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	11.430%	01/04/2010		11,000	73
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		5,900	120
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		14,200	263
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	19
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	04/05/2012		1,200	(13)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,200	128
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	5.000%	12/19/2009		26,700	(9)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		18,700	377
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	5.000%	12/19/2017		6,300	(33)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		9,600	(69)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		2,400	(21)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,400	(77)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.958%	04/10/2012		9,300	(98)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		1,800	(17)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		1,500	(15)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,900	31
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	24,100	(236)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		13,600	(196)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		14,400	(259)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,900	268
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		3,200	774
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,800	(66)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		14,400	(146)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		28,500	(697)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		74,700	(235)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		5,000	287
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		53,900	(531)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		5,500	1,145
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		17,500	(1,164)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,200	208
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		12,700	(187)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	06/19/2009		21,200	(80)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		10,000	2,182
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.500%	12/15/2036		1,400	69
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	1,270,000	(28)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		9,500,000	(49)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,050,000	(30)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		22,300,000	(64)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		700,000	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		18,200,000	(298)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	12,100	7
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.780%	04/03/2012		46,500	(38)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		$66,300	6
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		118,400	(129)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		17,200	160
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		64,200	(71)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		230,400	(498)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		730,900	551
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		77,400	(378)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2009		200	0
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		81,500	(641)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/19/2017		15,400	(100)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		2,500	41
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		230,400	(529)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		68,700	(134)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2037		27,900	449

							$141

(h) Purchased options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$90.750	09/17/2007	400	$4	$0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	1,774	17	0

				$21	$0

14	PIMCO Variable Insurance Trust	See Accompanying Notes

June 30, 2007 (Unaudited)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	26,000	$120	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		84,000	480	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		58,000	323	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		56,000	271	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		$76,000	309	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		39,000	172	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		261,000	1,258	513
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.250%	08/08/2007		72,000	67	60
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		100,000	287	30
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		89,000	199	0
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		236,900	1,254	293
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		349,600	1,237	688
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		66,000	273	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		150,000	390	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		316,400	1,671	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		144,000	326	0
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		240,000	306	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		109,000	439	53
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		222,600	1,104	357
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		386,900	2,276	478
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	09/26/2008		94,900	377	187
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008		380,900	1,304	864
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/15/2008		201,000	573	680

								$15,016	$4,205

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$3,000	$131	$231
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	3,000	131	74
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	2,000	91	143
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	2,000	78	54
Call - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	3,000	126	204
Put - OTC U.S. dollar versus Japanese yen		105.200	03/31/2010	3,000	126	84
Call - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	9,000	378	602
Put - OTC U.S. dollar versus Japanese yen		105.400	03/31/2010	9,000	377	256

					$1,438	$1,648

(i) Written options outstanding on June 30, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$106.000	08/24/2007	1,025	$330	$625
Call - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/24/2007	553	173	147
Call - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/24/2007	133	27	14
Call - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/24/2007	187	22	9
Put - CBOT U.S. Treasury 10-Year Note September Futures	103.000	08/24/2007	248	134	27
Put - CBOT U.S. Treasury 10-Year Note September Futures	104.000	08/24/2007	777	301	170
Put - CBOT U.S. Treasury 10-Year Note September Futures	105.000	08/24/2007	876	305	411

				$1,292	$1,403

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	10,000	$120	$0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		36,000	493	0
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		25,000	322	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		24,000	271	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		$33,000	290	2
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		112,900	1,265	569
Call - OTC 10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.570%	08/08/2007		18,000	70	80
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		22,000	274	46
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		15,000	204	0
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		102,000	1,202	312
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.950%	09/26/2008		152,000	1,259	765
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		34,000	367	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		28,400	297	0
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		138,000	1,680	0

See Accompanying Notes	Semiannual Report	June 30, 2007	15

Schedule of Investments Total Return Portfolio (Cont.)	June 30, 2007 (Unaudited)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$24,000	$278	$1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	46,000	307	3
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	13,000	148	1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	47,000	433	63
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	97,000	1,164	347
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	106,500	1,417	325
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	62,000	763	212
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	41,100	371	207
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	128,100	1,298	910
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.200%	12/15/2008	67,000	561	658

							$14,854	$4,501

(j) Short sales outstanding on June 30, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.500%	05/15/2017	$79,600	$76,247	$76,909
U.S. Treasury Notes	4.625%	02/15/2017	11,300	10,989	11,151

				$87,236	$88,060

(2) Market value includes $771 of interest payable on short sales.

(k) Foreign currency contracts outstanding on June 30, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	13,512	07/2007	$82	$0	$82
Sell		152	07/2007	0	(2)	(2)
Buy	BRL	134,709	10/2007	2,711	0	2,711
Buy		72,223	03/2008	2,203	0	2,203
Buy	CAD	8,794	08/2007	37	0	37
Buy	CLP	709,183	03/2008	0	(4)	(4)
Buy	CNY	3,842	09/2007	10	0	10
Sell		3,842	09/2007	0	(1)	(1)
Buy		49,610	11/2007	51	0	51
Sell		49,610	11/2007	5	(12)	(7)
Buy		23,778	01/2008	0	(21)	(21)
Sell		23,778	01/2008	1	(3)	(2)
Buy	EUR	8,967	07/2007	117	0	117
Sell	GBP	6,996	08/2007	0	(74)	(74)
Buy	IDR	24,255,000	05/2008	0	(114)	(114)
Buy	INR	187,331	10/2007	20	(1)	19
Buy		1,010	11/2007	0	0	0
Buy		122,664	05/2008	50	0	50
Sell	JPY	1,031,294	07/2007	121	0	121
Buy	KRW	6,070,349	07/2007	44	0	44
Sell		668,852	07/2007	0	(3)	(3)
Buy		1,157,326	08/2007	0	(1)	(1)
Buy		6,709,511	09/2007	18	0	18
Buy	MXN	41,747	09/2007	54	0	54
Buy		153,994	03/2008	126	(2)	124
Buy	MYR	28,483	05/2008	0	(123)	(123)
Buy	NZD	1,690	07/2007	32	0	32
Buy	PHP	391,443	05/2008	0	(108)	(108)
Buy	PLN	34,725	09/2007	221	(2)	219
Buy		6,468	03/2008	29	0	29
Buy	RUB	100,792	09/2007	51	0	51
Buy		90,414	11/2007	90	0	90
Buy		235,816	12/2007	209	0	209
Buy		381,762	01/2008	66	0	66
Buy	SEK	15,753	09/2007	28	0	28
Buy	SGD	21,054	07/2007	0	(88)	(88)
Buy		6,884	08/2007	25	(13)	12
Buy		860	09/2007	0	(2)	(2)
Buy		23,617	10/2007	69	(6)	63
Buy	ZAR	964	09/2007	3	0	3
Buy		148	03/2008	0	0	0

				$6,473	$(580)	$5,893

16	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Portfolio may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax

Semiannual Report	June 30, 2007	17

Notes to Financial Statements (Cont.)

regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PHP	Philippines Peso
EUR	Euro	PLN	Polish Zloty
GBP	Great British Pound	RUB	Russian Ruble
IDR	Indonesian Rupiah	SEK	Swedish Krona
INR	Indian Rupee	SGD	Singapore Dollar
JPY	Japanese Yen	ZAR	South African Rand

(g) Foreign Currency Transactions  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument.

18	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(n) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a

Semiannual Report	June 30, 2007	19

Notes to Financial Statements (Cont.)

fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(o) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period June 30, 2007, the Portfolio had no unfunded loan commitments.

(p) Bridge Debt Commitments  At the period ended June 30, 2007, the Portfolio had $8,059,500 in commitments outstanding to fund high yield bridge debt. The Portfolio is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(q) Commodities Index-Linked/Structured Notes  The Portfolio invests in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2007, the value of these securities comprised 0.3% of the Portfolio’s net assets and resulted in unrealized depreciation of $56,678.

(r) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(s) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

20	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

(t) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

The Trust has adopted a Distribution Plan, for the Advisor Class shares of the Portfolio (the “Plan”). The Plan has been adopted pursuant to Rule 12b-1 under the Act. The Plan permits payments for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Plan permits the Portfolio to make total payments at an annual rate of 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale

Semiannual Report	June 30, 2007	21

Notes to Financial Statements (Cont.)

of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,028,312	$4,878,535	$652,891	$120,358

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP		Premium
Balance at 12/31/2006	2,036	$942,800	EUR 95,000	GBP	11,000	$11,691
Sales	7,169	991,600	0		0	12,533
Closing Buys	(960)	(647,400)	0		(11,000)	(6,704)
Expirations	(4,112)	0	0		0	(1,194)
Exercised	(334)	0	0		0	(180)
Balance at 06/30/2007	3,799	$1,287,000	EUR 95,000	GBP	0	$16,146

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,531	$45,520	8,090	$81,954
Administrative Class	66,886	674,962	83,252	843,490
Advisor Class	1,171	11,807	1,856	18,782
Issued as reinvestment of distributions
Institutional Class	405	4,078	790	8,017
Administrative Class	6,829	68,742	12,178	123,518
Advisor Class	52	522	35	362
Cost of shares redeemed
Institutional Class	(1,973)	(19,907)	(7,223)	(73,276)
Administrative Class	(32,550)	(326,621)	(51,636)	(522,647)
Advisor Class	(235)	(2,374)	(32)	(329)
Net increase resulting from Portfolio share transactions	45,116	$456,729	47,310	$479,871

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	3	98
Administrative Class	6	62
Advisor Class	3	98

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred

22	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 4,959	$ (57,464)	$ (52,505)

Semiannual Report	June 30, 2007	23

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

24	PIMCO Variable Insurance Trust

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Administrative

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio II

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Total Return Portfolio II (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Total Return Portfolio II

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Administrative Class.

Allocation Breakdown‡

U.S. Government Agencies	47.9%
Short-Term Instruments	14.7%
Mortgage-Backed Securities	14.7%
Corporate Bonds & Notes	11.5%
Preferred Stocks	6.5%
Other	4.7%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (05/28/99)**
PIMCO Total Return Portfolio II Administrative Class	-0.32%	3.44%	3.69%	5.32%
Lehman Brothers Aggregate Bond Index±	0.98%	6.12%	4.48%	5.72%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 05/28/99. Index comparisons began on 05/31/99.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers Aggregate Bond Index represents securities that are taxable and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$996.77	$1,021.57
Expenses Paid During Period†	$3.22	$3.26

† Expenses are equal to the Portfolio’s Administrative Class annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	The Portfolio’s above-benchmark duration detracted from returns as yields rose in the first half of the year.

»	An emphasis on the front-end of the U.S. yield curve contributed to returns as the curve steepened as measured by the difference between two- and 30-year yields.

»	A slight underweight to mortgage-backed securities for the majority of the period helped returns as this sector underperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as the sector outperformed like-duration Treasuries.

»	A small allocation to municipal bonds was negative for returns as municipal bond yields increased more than U.S. Treasury yields during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Total Return Portfolio II

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Administrative Class
Net asset value beginning of year or period	$9.85	$10.04	$10.31	$10.31	$10.09	$10.12
Net investment income (a)	0.23	0.44	0.34	0.17	0.17	0.38
Net realized/unrealized gain (loss) on investments (a)	(0.26)	(0.16)	(0.18)	0.24	0.33	0.41
Total income (loss) from investment operations	(0.03)	0.28	0.16	0.41	0.50	0.79
Dividends from net investment income	(0.24)	(0.47)	(0.35)	(0.17)	(0.19)	(0.40)
Distributions from net realized capital gains	0.00	0.00	(0.08)	(0.24)	(0.09)	(0.42)
Total distributions	(0.24)	(0.47)	(0.43)	(0.41)	(0.28)	(0.82)
Net asset value end of year or period	$9.58	$9.85	$10.04	$10.31	$10.31	$10.09
Total return	(0.32)%	2.87%	1.58%	4.01%	5.01%	7.97%
Net assets end of year or period (000s)	$3,511	$3,797	$24,922	$24,843	$17,474	$16,882
Ratio of expenses to average net assets	0.65%*	0.66%	0.65%	0.65%	0.65%	0.66%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	4.79%*	4.49%	3.31%	1.58%	1.62%	3.71%
Portfolio turnover rate	217%	321%	508%	305%	863%	418%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Total Return Portfolio II

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$3,988
Cash	1
Receivable for investments sold	522
Interest and dividends receivable	24
Variation margin receivable	7
Unrealized appreciation on swap agreements	1
4,543

Liabilities:
Payable for investments purchased	$967
Written options outstanding	21
Accrued investment advisory fee	1
Accrued administration fee	1
Accrued servicing fee	1
Variation margin payable	2
Swap premiums received	18
Unrealized depreciation on swap agreements	2
1,013

Net Assets	$3,530

Net Assets Consist of:
Paid in capital	$3,906
Undistributed net investment income	151
Accumulated undistributed net realized (loss)	(475)
Net unrealized (depreciation)	(52)
$3,530

Net Assets:
Institutional Class	$19
Administrative Class	3,511

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	366

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.58
Administrative Class	9.58

Cost of Investments Owned	$4,061
Premiums Received on Written Options	$56

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Total Return Portfolio II

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$96
Dividends	10
Miscellaneous income	1
Total Income	107

Expenses:
Investment advisory fees	5
Administration fees	5
Servicing fees – Administrative Class	3
Total Expenses	13

Net Investment Income	94

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(46)
Net realized (loss) on futures contracts, written options and swaps	(90)
Net change in unrealized (depreciation) on investments	(55)
Net change in unrealized appreciation on futures contracts, written options and swaps	85
Net (Loss)	(106)

Net (Decrease) in Net Assets Resulting from Operations	$(12)

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Total Return Portfolio II

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$94	$1,120
Net realized (loss)	(136)	(21)
Net change in unrealized appreciation	30	134
Net increase (decrease) resulting from operations	(12)	1,233

Distributions to Shareholders:
From net investment income
Institutional Class	(4)	(12)
Administrative Class	(92)	(1,139)

Total Distributions	(96)	(1,151)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	3,025
Administrative Class	0	2,262
Issued as reinvestment of distributions
Institutional Class	4	12
Administrative Class	92	1,236
Cost of shares redeemed
Institutional Class	(183)	(2,857)
Administrative Class	(273)	(24,701)
Net (decrease) resulting from Portfolio share transactions	(360)	(21,023)

Total (Decrease) in Net Assets	(468)	(20,941)

Net Assets:
Beginning of period	3,998	24,939
End of period*	$3,530	$3,998

*Including undistributed net investment income of:	$151	$153

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio II	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 13.0%

BANKING & FINANCE 8.2%
American Honda Finance Corp.
5.346% due 08/05/2008	$30	$30

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	40	40

Credit Suisse First Boston
5.560% due 08/15/2010	40	40

Goldman Sachs Group, Inc.
5.450% due 12/22/2008	40	40
5.625% due 01/15/2017	20	20

HSBC Finance Corp.
5.607% due 05/10/2010	10	10
5.640% due 11/16/2009	30	30

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	40	40

Wells Fargo & Co.
5.400% due 03/10/2008	40	40

		290

INDUSTRIALS 2.3%
Amgen, Inc.
5.440% due 11/28/2008	40	40

DaimlerChrysler N.A. Holding Corp.
5.840% due 09/10/2007	40	40

		80

UTILITIES 2.5%
AT&T, Inc.
5.456% due 02/05/2010	30	30

Ohio Power Co.
5.530% due 04/05/2010	40	40

Verizon Communications, Inc.
5.400% due 04/03/2009	20	20

		90

Total Corporate Bonds & Notes (Cost $460)		460

U.S. GOVERNMENT AGENCIES 54.1%
Fannie Mae
5.000% due 04/25/2033	62	59
5.500% due 03/01/2037 - 08/01/2037	1,477	1,425
6.000% due 07/01/2016 - 03/01/2017	68	68
6.170% due 09/01/2034	27	27
6.320% due 12/01/2036	28	28

Freddie Mac
4.250% due 09/15/2024	26	25
6.000% due 09/01/2016	8	8
7.100% due 07/01/2027	2	2
7.411% due 01/01/2028	2	2

Ginnie Mae
5.820% due 09/20/2030	3	3

Small Business Administration
4.750% due 07/01/2025	276	263

Total U.S. Government Agencies (Cost $1,939)		1,910

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 16.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	$47	$46

Banc of America Funding Corp.
4.113% due 05/25/2035	75	73

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	18	18
6.500% due 09/25/2033	4	4

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	29	29
5.044% due 04/25/2033	14	14

Bear Stearns Alt-A Trust
5.377% due 05/25/2035	54	54

Countrywide Alternative Loan Trust
6.029% due 02/25/2036	24	24

Countrywide Home Loan Mortgage Pass-Through Trust
5.610% due 04/25/2035	37	38

CS First Boston Mortgage Securities Corp.
7.519% due 06/25/2032	2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 03/25/2037	32	32

GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2

Impac CMB Trust
6.120% due 07/25/2033	28	28

Indymac Index Mortgage Loan Trust
5.420% due 01/25/2037	67	67

MLCC Mortgage Investors, Inc.
6.974% due 01/25/2029	17	17

Morgan Stanley Capital I
5.380% due 10/15/2020	24	25

Prime Mortgage Trust
5.720% due 02/25/2034	22	22

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	16	16
5.650% due 09/19/2032	1	1

Washington Mutual, Inc.
5.474% due 02/27/2034	18	18
6.029% due 02/25/2046	23	23
6.429% due 08/25/2042	32	32

Total Mortgage-Backed Securities (Cost $587)		585

ASSET-BACKED SECURITIES 4.8%
American Express Credit Account Master Trust
5.320% due 01/18/2011	40	40

Chase Credit Card Master Trust
5.430% due 07/15/2010	40	40

First USA Credit Card Master Trust
5.480% due 04/18/2011	30	30

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	21	21

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	40	40

Total Asset-Backed Securities (Cost $171)		171

	SHARES	VALUE (000S)
PREFERRED STOCKS 7.4%
DG Funding Trust
7.600% due 12/31/2049	25	$260

Total Preferred Stocks (Cost $265)		260

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.6%

COMMERCIAL PAPER 5.6%
Bank of America Corp.
5.245% due 10/04/2007	$100	99

Freddie Mac
4.800% due 07/02/2007	100	100

		199

REPURCHASE AGREEMENTS 9.6%
Lehman Brothers, Inc.
4.000% due 07/02/2007	200	200
(Dated 06/29/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $208. Repurchase proceeds are $200.)

State Street Bank and Trust Co.
4.900% due 07/02/2007	138	138
(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 02/15/2009 valued at $142. Repurchase proceeds are $138.)

		338

U.S. TREASURY BILLS 1.4%
4.639% due 09/13/2007 (a)(c)	50	49

Total Short-Term Instruments (Cost $586)		586

PURCHASED OPTIONS (e) 0.5%
(Cost $53)		16

Total Investments (b) 113.0% (Cost $4,061)		$3,988

Written Options (f) (0.6%) (Premiums $56)		(21)

Other Assets and Liabilities (Net) (12.4%)		(437)

Net Assets 100.0%		$3,530

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments Total Return Portfolio II (Cont.)	June 30, 2007 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $49 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $49 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	7	$(4)
90-Day Eurodollar March Futures	Long	03/2008	8	(4)
90-Day Eurodollar September Futures	Long	09/2008	8	(5)

				$(13)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	$10	$0

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	$100	$0
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	800	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	300	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	100	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	300	(1)

						$(1)

(e) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$2,000	$10	$4
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	3,300	18	4
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	1,000	5	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,000	11	2
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	2,600	9	6

							$53	$16

(f) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,000	$11	$5
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	24	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,000	12	4
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	900	9	6

							$56	$21

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The Total Return Portfolio II (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between

Semiannual Report	June 30, 2007	11

Notes to Financial Statements (Cont.)

undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(e) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(f) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(g) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(h) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse

12	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(i) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(j) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(k) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(l) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses;

(vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,691	$6,039	$1,751	$1,019

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2006	4	$4,900	$48
Sales	0	4,900	56
Closing Buys	(4)	(4,900)	(48)
Expirations	0	0	0
Exercised	0	0	0
Balance at 06/30/2007	0	$4,900	$56

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	302	$3,025
Administrative Class	0	0	225	2,262
Issued as reinvestment of distributions
Institutional Class	1	4	1	12
Administrative Class	9	92	125	1,236
Cost of shares redeemed
Institutional Class	(19)	(183)	(285)	(2,857)
Administrative Class	(29)	(273)	(2,446)	(24,701)
Net (decrease) resulting from Portfolio share transactions	(38)	$(360)	(2,078)	$(21,023)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	1	100

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1	$ (74)	$ (73)

16	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	17

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Share Class | Institutional

Semiannual Report June 30, 2007

PIMCO

PIMCO Variable Insurance Trust

Total Return Portfolio II

A company of Allianz Global Investors

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Trust carefully before investing. Ask your financial professional to explain all charges that may apply. This and other information is contained in the Trust’s prospectus. The variable product prospectus may be obtained by contacting your Investment Consultant. Please read the Trust and variable product prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

It is our pleasure to present to you the semiannual report for the PIMCO Variable Insurance Trust, covering the six-month period ended June 30, 2007. The PIMCO Variable Insurance Trust’s net assets were $8.68 billion at June 30, 2007, as compared to $7.76 billion at December 31, 2006.

Highlights of the financial markets during the reporting period include:

■

Economic data during the first quarter of 2007 pointed to slower growth, which heightened market expectations for a decrease in the Federal Funds Rate. By the second quarter, economic data, such as employment statistics, provided little indication of economic weakness, causing expectations of a decrease in the Federal Funds Rate to unwind and U.S. interest rates to move higher. Interest rates in Europe and the U.K. also rose over the period as central banks raised their key lending rates due to inflation concerns. The benchmark ten-year U.S. Treasury yielded 5.03% as of June 30, 2007, or 0.32% higher than at the beginning of the year.

■

Most bonds generally returned much of their gains from earlier in the year as worldwide growth and capital flows drove interest rates higher in the second quarter. Increased risk aversion in global financial markets, due in part to subprime mortgage worries in the U.S., also contributed to the rise in interest rates. The Lehman Brothers Aggregate Bond Index, which includes Treasury, investment-grade corporate and mortgage-backed securities, returned 0.98% for the six-month period.

■

Locally issued emerging market (“EM”) bonds posted positive returns for the reporting period. Yields on these bonds declined and the local currencies in which they are denominated generally gained, amid increasing investor awareness, strong economic growth and surging capital inflows. External EM bonds (debt instruments issued by emerging markets countries and typically denominated in U.S. dollars) lagged behind local EM bonds (debt instruments issued by emerging markets countries and denominated in the currency of the issuer), as external EM bonds tend to trade more in-line with U.S. Treasuries.

■

Treasury Inflation-Protected Securities (“TIPS”) outpaced nominal bonds (non-inflation linked bonds) for the first part of the year and all but the longest maturity TIPS outperformed in the second quarter as high gasoline prices drove higher inflation accruals. Commodities, as represented by the Dow Jones-AIG Commodity Total Return Index, returned 4.46% for the period. Equities, as measured by the S&P 500 Index and the Russell 2000 Index, returned 6.96% and 6.45%, respectively, for the period.

On the following pages, please find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to serve your investment needs.

Sincerely,

Brent R. Harris

Chairman, PIMCO Variable Insurance Trust

July 31, 2007

Semiannual Report	June 30, 2007	1

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the Total Return Portfolio II (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, leveraging risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Because the Portfolio may invest in derivatives, it could lose more than the principal amount invested in these instruments.

On the performance summary page in this Semiannual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Portfolio’s website at www.pimco.com.

PIMCO Variable Insurance Trust is distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105.

2	PIMCO Variable Insurance Trust

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Semiannual Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2007 to June 30, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel, litigation expense and interest expense).

Semiannual Report	June 30, 2007	3

PIMCO Total Return Portfolio II

Cumulative Returns Through June 30, 2007

$10,000 invested at the beginning of the first full month following the inception date of the Portfolio’s Institutional Class.

Allocation Breakdown‡

U.S. Government Agencies	47.9%
Short-Term Instruments	14.7%
Mortgage-Backed Securities	14.7%
Corporate Bonds & Notes	11.5%
Preferred Stocks	6.5%
Other	4.7%
‡	% of Total Investments as of 06/30/2007

Average Annual Total Return for the period ended June 30, 2007
	6 Months*	1 Year	5 Years	Portfolio Inception (04/10/00)**
PIMCO Total Return Portfolio II Institutional Class	-0.05%	3.81%	3.90%	5.43%
Lehman Brothers Aggregate Bond Index±	0.98%	6.12%	4.48%	6.05%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** The Portfolio began operations on 04/10/00. Index comparisons began on 03/31/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so the Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available by calling (800) 927-4648.

± Lehman Brothers Aggregate Bond Index represents securities that are taxable and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/07)	$1,000.00	$1,000.00
Ending Account Value (06/30/07)	$999.53	$1,022.32
Expenses Paid During Period†	$2.48	$2.51

† Expenses are equal to the Portfolio’s Institutional Class annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect Variable Contract fees and expenses.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Portfolio may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	The Portfolio’s above-benchmark duration detracted from returns as yields rose in the first half of the year.

»	An emphasis on the front-end of the U.S. yield curve contributed to returns as the curve steepened as measured by the difference between two- and 30-year yields.

»	A slight underweight to mortgage-backed securities for the majority of the period helped returns as this sector underperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from returns as the sector outperformed like-duration Treasuries.

»	A small allocation to municipal bonds was negative for returns as municipal bond yields increased more than U.S. Treasury yields during the period.

4	PIMCO Variable Insurance Trust

Financial Highlights  Total Return Portfolio II

Selected per Share Data for the Year or Period Ended:	06/30/2007+	12/31/2006	12/31/2005	12/31/2004	12/31/2003	12/31/2002

Institutional Class
Net asset value beginning of year or period	$9.85	$10.04	$10.31	$10.31	$10.09	$10.12
Net investment income (a)	0.22	0.59	0.35	0.18	0.16	0.41
Net realized/unrealized gain (loss) on investments (a)	(0.22)	(0.29)	(0.18)	0.25	0.36	0.39
Total income from investment operations	0.00	0.30	0.17	0.43	0.52	0.80
Dividends from net investment income	(0.27)	(0.49)	(0.36)	(0.19)	(0.21)	(0.41)
Distributions from net realized capital gains	0.00	0.00	(0.08)	(0.24)	(0.09)	(0.42)
Total distributions	(0.27)	(0.49)	(0.44)	(0.43)	(0.30)	(0.83)
Net asset value end of year or period	$9.58	$9.85	$10.04	$10.31	$10.31	$10.09
Total return	(0.05)%	3.03%	1.72%	4.16%	5.24%	8.13%
Net assets end of year or period (000s)	$19	$201	$17	$17	$16	$1,217
Ratio of expenses to average net assets	0.50%*	0.51%	0.50%	0.50%	0.50%	0.51%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.58%*	5.99%	3.46%	1.70%	1.56%	3.97%
Portfolio turnover rate	217%	321%	508%	305%	863%	418%

+ Unaudited

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	Semiannual Report	June 30, 2007	5

Statement of Assets and Liabilities  Total Return Portfolio II

(Amounts in thousands, except per share amounts)	June 30, 2007
(Unaudited)

Assets:
Investments, at value	$3,988
Cash	1
Receivable for investments sold	522
Interest and dividends receivable	24
Variation margin receivable	7
Unrealized appreciation on swap agreements	1
4,543

Liabilities:
Payable for investments purchased	$967
Written options outstanding	21
Accrued investment advisory fee	1
Accrued administration fee	1
Accrued servicing fee	1
Variation margin payable	2
Swap premiums received	18
Unrealized depreciation on swap agreements	2
1,013

Net Assets	$3,530

Net Assets Consist of:
Paid in capital	$3,906
Undistributed net investment income	151
Accumulated undistributed net realized (loss)	(475)
Net unrealized (depreciation)	(52)
$3,530

Net Assets:
Institutional Class	$19
Administrative Class	3,511

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	366

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.58
Administrative Class	9.58

Cost of Investments Owned	$4,061
Premiums Received on Written Options	$56

6	PIMCO Variable Insurance Trust	See Accompanying Notes

Statement of Operations  Total Return Portfolio II

(Amounts in thousands)	Six Months Ended June 30, 2007
(Unaudited)

Investment Income:
Interest	$96
Dividends	10
Miscellaneous income	1
Total Income	107

Expenses:
Investment advisory fees	5
Administration fees	5
Servicing fees – Administrative Class	3
Total Expenses	13

Net Investment Income	94

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(46)
Net realized (loss) on futures contracts, written options and swaps	(90)
Net change in unrealized (depreciation) on investments	(55)
Net change in unrealized appreciation on futures contracts, written options and swaps	85
Net (Loss)	(106)

Net (Decrease) in Net Assets Resulting from Operations	$(12)

See Accompanying Notes	Semiannual Report	June 30, 2007	7

Statements of Changes in Net Assets  Total Return Portfolio II

(Amounts in thousands)	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$94	$1,120
Net realized (loss)	(136)	(21)
Net change in unrealized appreciation	30	134
Net increase (decrease) resulting from operations	(12)	1,233

Distributions to Shareholders:
From net investment income
Institutional Class	(4)	(12)
Administrative Class	(92)	(1,139)

Total Distributions	(96)	(1,151)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	3,025
Administrative Class	0	2,262
Issued as reinvestment of distributions
Institutional Class	4	12
Administrative Class	92	1,236
Cost of shares redeemed
Institutional Class	(183)	(2,857)
Administrative Class	(273)	(24,701)
Net (decrease) resulting from Portfolio share transactions	(360)	(21,023)

Total (Decrease) in Net Assets	(468)	(20,941)

Net Assets:
Beginning of period	3,998	24,939
End of period*	$3,530	$3,998

*Including undistributed net investment income of:	$151	$153

8	PIMCO Variable Insurance Trust	See Accompanying Notes

Schedule of Investments Total Return Portfolio II	June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 13.0%

BANKING & FINANCE 8.2%
American Honda Finance Corp.
5.346% due 08/05/2008	$30	$30

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	40	40

Credit Suisse First Boston
5.560% due 08/15/2010	40	40

Goldman Sachs Group, Inc.
5.450% due 12/22/2008	40	40
5.625% due 01/15/2017	20	20

HSBC Finance Corp.
5.607% due 05/10/2010	10	10
5.640% due 11/16/2009	30	30

Merrill Lynch & Co., Inc.
5.406% due 05/08/2009	40	40

Wells Fargo & Co.
5.400% due 03/10/2008	40	40

		290

INDUSTRIALS 2.3%
Amgen, Inc.
5.440% due 11/28/2008	40	40

DaimlerChrysler N.A. Holding Corp.
5.840% due 09/10/2007	40	40

		80

UTILITIES 2.5%
AT&T, Inc.
5.456% due 02/05/2010	30	30

Ohio Power Co.
5.530% due 04/05/2010	40	40

Verizon Communications, Inc.
5.400% due 04/03/2009	20	20

		90

Total Corporate Bonds & Notes (Cost $460)		460

U.S. GOVERNMENT AGENCIES 54.1%
Fannie Mae
5.000% due 04/25/2033	62	59
5.500% due 03/01/2037 - 08/01/2037	1,477	1,425
6.000% due 07/01/2016 - 03/01/2017	68	68
6.170% due 09/01/2034	27	27
6.320% due 12/01/2036	28	28

Freddie Mac
4.250% due 09/15/2024	26	25
6.000% due 09/01/2016	8	8
7.100% due 07/01/2027	2	2
7.411% due 01/01/2028	2	2

Ginnie Mae
5.820% due 09/20/2030	3	3

Small Business Administration
4.750% due 07/01/2025	276	263

Total U.S. Government Agencies (Cost $1,939)		1,910

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 16.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	$47	$46

Banc of America Funding Corp.
4.113% due 05/25/2035	75	73

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	18	18
6.500% due 09/25/2033	4	4

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	29	29
5.044% due 04/25/2033	14	14

Bear Stearns Alt-A Trust
5.377% due 05/25/2035	54	54

Countrywide Alternative Loan Trust
6.029% due 02/25/2036	24	24

Countrywide Home Loan Mortgage Pass-Through Trust
5.610% due 04/25/2035	37	38

CS First Boston Mortgage Securities Corp.
7.519% due 06/25/2032	2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 03/25/2037	32	32

GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2

Impac CMB Trust
6.120% due 07/25/2033	28	28

Indymac Index Mortgage Loan Trust
5.420% due 01/25/2037	67	67

MLCC Mortgage Investors, Inc.
6.974% due 01/25/2029	17	17

Morgan Stanley Capital I
5.380% due 10/15/2020	24	25

Prime Mortgage Trust
5.720% due 02/25/2034	22	22

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	16	16
5.650% due 09/19/2032	1	1

Washington Mutual, Inc.
5.474% due 02/27/2034	18	18
6.029% due 02/25/2046	23	23
6.429% due 08/25/2042	32	32

Total Mortgage-Backed Securities (Cost $587)		585

ASSET-BACKED SECURITIES 4.8%
American Express Credit Account Master Trust
5.320% due 01/18/2011	40	40

Chase Credit Card Master Trust
5.430% due 07/15/2010	40	40

First USA Credit Card Master Trust
5.480% due 04/18/2011	30	30

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	21	21

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	40	40

Total Asset-Backed Securities (Cost $171)		171

	SHARES	VALUE (000S)
PREFERRED STOCKS 7.4%
DG Funding Trust
7.600% due 12/31/2049	25	$260

Total Preferred Stocks (Cost $265)		260

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.6%

COMMERCIAL PAPER 5.6%
Bank of America Corp.
5.245% due 10/04/2007	$100	99

Freddie Mac
4.800% due 07/02/2007	100	100

		199

REPURCHASE AGREEMENTS 9.6%
Lehman Brothers, Inc.
4.000% due 07/02/2007	200	200
(Dated 06/29/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $208. Repurchase proceeds are $200.)

State Street Bank and Trust Co.
4.900% due 07/02/2007	138	138
(Dated 06/29/2007. Collateralized by Fannie Mae 3.250% due 02/15/2009 valued at $142. Repurchase proceeds are $138.)

		338

U.S. TREASURY BILLS 1.4%
4.639% due 09/13/2007 (a)(c)	50	49

Total Short-Term Instruments (Cost $586)		586

PURCHASED OPTIONS (e) 0.5%
(Cost $53)		16

Total Investments (b) 113.0% (Cost $4,061)		$3,988

Written Options (f) (0.6%) (Premiums $56)		(21)

Other Assets and Liabilities (Net) (12.4%)		(437)

Net Assets 100.0%		$3,530

See Accompanying Notes	Semiannual Report	June 30, 2007	9

Schedule of Investments Total Return Portfolio II (Cont.)	June 30, 2007 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of June 30, 2007, portfolio securities with an aggregate value of $49 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $49 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	7	$(4)
90-Day Eurodollar March Futures	Long	03/2008	8	(4)
90-Day Eurodollar September Futures	Long	09/2008	8	(5)

				$(13)

(d) Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	$10	$0

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	$100	$0
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2009	800	(1)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	300	0
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2037	100	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	300	(1)

						$(1)

(e) Purchased options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.750%	09/26/2008	$2,000	$10	$4
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	3,300	18	4
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	1,000	5	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,000	11	2
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	12/15/2008	2,600	9	6

							$53	$16

(f) Written options outstanding on June 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.950%	09/26/2008	$1,000	$11	$5
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	24	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	03/31/2008	1,000	12	4
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2008	900	9	6

							$56	$21

10	PIMCO Variable Insurance Trust	See Accompanying Notes

Notes to Financial Statements	June 30, 2007 (Unaudited)

1.  ORGANIZATION

The Total Return Portfolio II (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Portfolio securities are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Portfolio’s assets that are invested in one or more open end management investment companies, the Portfolio’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s securities may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Portfolio, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem Portfolio shares. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between

Semiannual Report	June 30, 2007	11

Notes to Financial Statements (Cont.)

undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Portfolio are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Portfolio are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(e) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(f) Options Contracts  The Portfolio may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(g) Repurchase Agreements  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, the Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(h) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Portfolio may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Portfolio records a sale of the Fixed Rate Bonds and a purchase of the Inverse

12	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Portfolio’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Portfolio records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Portfolio. Thus, while a Portfolio’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(i) Swap Agreements  The Portfolio may invest in swap agreements. Swap transactions are privately negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Portfolio may enter into interest rate, total return, forward spread-lock, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolio from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(j) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(k) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the

Semiannual Report	June 30, 2007	13

Notes to Financial Statements (Cont.)

timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(l) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation became effective for the Portfolio on June 29, 2007. Management has evaluated the application of the Interpretation in relation to the Portfolio and has concluded that no single filing position or combination of filing positions identified as uncertain tax positions required the accrual of a tax liability in the accounting records of the Portfolio for the period ending June 30, 2007. Management will monitor all existing filing positions and future filing positions in light of the Interpretation and evaluate the need for any future tax accruals and financial statement disclosures as warranted.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007 and will require expanded disclosure about fair value measurements, separately for each major category of assets and liabilities, that enables shareholders to assess the inputs used to develop those measurements, and for recurring fair value measurements using significant unobservable inputs the effect of the measurements on changes in net assets for the reporting period. Management is currently evaluating the application of the Statement to the Portfolio and will provide additional information in relation to the Statement on the Portfolio’s annual financial statements for the period ending December 31, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Administration Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to AGID was 0.15% during the current fiscal year.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses;

(vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

14	PIMCO Variable Insurance Trust

June 30, 2007 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,691	$6,039	$1,751	$1,019

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 12/31/2006	4	$4,900	$48
Sales	0	4,900	56
Closing Buys	(4)	(4,900)	(48)
Expirations	0	0	0
Exercised	0	0	0
Balance at 06/30/2007	0	$4,900	$56

8.  SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	302	$3,025
Administrative Class	0	0	225	2,262
Issued as reinvestment of distributions
Institutional Class	1	4	1	12
Administrative Class	9	92	125	1,236
Cost of shares redeemed
Institutional Class	(19)	(183)	(285)	(2,857)
Administrative Class	(29)	(273)	(2,446)	(24,701)
Net (decrease) resulting from Portfolio share transactions	(38)	$(360)	(2,078)	$(21,023)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number of Shareholders	% of Portfolio Held
Institutional Class	2	100
Administrative Class	1	100

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the PIMCO Funds (another series of funds managed by PIMCO), the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or the Allianz Funds) and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the PIMCO Funds and the Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds were named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote funds of the PIMCO Funds and the Allianz Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the

Semiannual Report	June 30, 2007	15

Notes to Financial Statements (Cont.)

granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Portfolio. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolio or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

10.  FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of June 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amount in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 1	$ (74)	$ (73)

16	PIMCO Variable Insurance Trust

Privacy Policy*	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet web sites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. A Fund’s Distributor may also retain non-affiliated companies to market the Fund’s shares or products which use the Fund’s shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

* This Privacy Policy applies to the following entities: PIMCO Funds, PIMCO Variable Insurance Trust, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc. (collectively, the “Funds”).

Semiannual Report	June 30, 2007	17

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Transfer Agent

Boston Financial Data Services–Midwest

330 W. 9th Street

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

P I M C O

Item 2.	Code of Ethics

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.	Controls and Procedures

	(a)	The principal executive officer and principal financial officer of PIMCO Variable Insurance Trust (“Trust”) have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

	(a)(1)	Code of Ethics. Not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	September 4, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	September 4, 2007